UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

TIAA-CREF Funds	March 31, 2020

TIAA-CREF

Real Estate Securities Fund

The annual report contains the audited financial statements.

	Institutional	Advisor	Premier	Retirement	Retail
Fund name	Class	Class	Class	Class	Class
Real Estate Securities Fund	TIREX	TIRHX	TRRPX	TRRSX	TCREX

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about the Real Estate Securities Fund and describes the Fund’s results for the twelve months ended March 31, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The Fund performance section compares the Fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the industries and types of securities in which the Fund had investments as of March 31, 2020.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	3

Letter to investors

Real estate investment trusts (REITs) posted negative results for the twelve months ended March 31, 2020, as the impact of the COVID-19 pandemic disrupted financial markets in the United States. Aggressive action to contain the spread of the virus led to widespread closures of non-essential businesses and limited public activities as stay-at-home advisories were implemented. The Federal Reserve took bold steps in response to the crisis and cut the federal funds target rate twice in March to 0.00%–0.25%, while Congress enacted an unprecedented stimulus plan to inject $2.2 trillion into the economy.

•	REITs, as measured by the FTSE Nareit All Equity REITs Index, returned –15.9% for the twelve months. Please see page 8 for the benchmark definition.
•	Most of the index’s 16 property sectors and subsectors lost ground, with regional malls, lodging/resorts and shopping centers posting the largest losses. Data centers, which produced a strong gain, were the best performers.
•	The TIAA-CREF Real Estate Securities Fund (Institutional Class) declined but significantly outperformed its benchmark, mostly due to astute security selection.

REITs underperformed U.S. stocks and bonds

REITs are a unique asset class because they share some of the characteristics of both stocks and bonds. Similar to bonds, REIT prices can be sensitive to interest-rate fluctuations. However, because REITs invest in individual companies, their performance is also tied to the overall health of the U.S. economy.

For the twelve-month period, the FTSE Nareit All Equity REITs Index trailed the 8.9% gain of the broad U.S. investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index. In general, fixed-income securities were bolstered by an investment surge late in the period in high-quality bonds, such as U.S. Treasuries, amid uncertainty surrounding COVID-19. REITs also did not keep pace with the –9.1% return of the U.S. stock market, as measured by the Russell 3000® Index.

It is important to view these returns in context. For most of the period, REITs posted positive returns but understandably struggled when the health and economic implications of the virus became clearer in March 2020. The FTSE Nareit All Equity REITs Index fell 23.4% in the final three months of the period, including a decline of 18.7% in the month of March alone.

4	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

The role of REITs in a diversified portfolio

REITs have traditionally earned a place in many portfolios because they are required by law to distribute at least 90% of their taxable income to investors in the form of dividends, while also offering the potential for capital appreciation opportunities. As such, we believe a professionally managed mutual fund of REIT securities can play an integral role in helping investors diversify over the long term, particularly when employed as part of a broader portfolio containing stocks, bonds and other investments. Of course, diversification cannot guarantee against market losses.

These are challenging times for all investors. But it’s worth noting that, unlike other periods of shock to the financial system—notably the events of September 11th and the 2007–2008 credit crisis—the U.S. economy was strong when the COVID-19 threat emerged. As always, we cannot predict which direction the markets will take next, but we have confidence in our ability to weather this storm. Now, more than ever, it’s important to remember that you are not going through this uncertain time alone. TIAA is here to support you every step of the way.

If you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, we encourage you to contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Brad Finkle

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 12 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2019–March 31, 2020).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	7

Important information about expenses

Expense example

Six months ended March 31, 2020

	Beginning	Ending	Expenses paid
	account value	account value	during period*
Real Estate Securities Fund	(10/1/19)	(3/31/20)	(10/1/19–3/31/20)
Actual return
Institutional Class	$1,000.00	$808.47	$2.26
Advisor Class	1,000.00	808.01	2.80
Premier Class	1,000.00	807.82	2.94
Retirement Class	1,000.00	807.83	3.39
Retail Class	1,000.00	807.14	3.57
5% annual hypothetical return
Institutional Class	1,000.00	1,022.50	2.53
Advisor Class	1,000.00	1,021.90	3.13
Premier Class	1,000.00	1,021.75	3.29
Retirement Class	1,000.00	1,021.25	3.79
Retail Class	1,000.00	1,021.05	3.99
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.50% for the Institutional Class, 0.62% for the Advisor Class, 0.65% for the Premier Class, 0.75% for the Retirement Class and 0.79% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

About the Fund’s benchmark

The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

FTSE International Limited (“FTSE”) © FTSE 2020. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance for the twelve months ended March 31, 2020

The Real Estate Securities Fund returned –10.16% for the Institutional Class, compared with the –15.93% return of its benchmark, the FTSE Nareit All Equity REITs Index. The performance table shows returns for all share classes of the Fund.

Fed took strong action to support economy and financial markets

The U.S. economy expanded at a steady pace for most of the period, but it was rattled by the effects of the COVID-19 pandemic, which hit the United States hard in March 2020. Containment efforts around the world have disrupted business and manufacturing operations, closed restaurants and retail stores, and restricted travel. REITs advanced for most of the period but declined 18.7% in the month of March alone as the global impact of the virus became more apparent.

In March, the Federal Reserve responded to the crisis by taking swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. Meanwhile, the federal government enacted a massive stimulus measure to inject $2.2 trillion into the U.S. economy.

For the period, the FTSE Nareit All Equity REITs Index trailed the –9.13% return of the broad U.S. stock market, as measured by the Russell 3000® Index, and the 8.93% return of the broad U.S. investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index.

Most sectors posted declines

Among the benchmark’s 16 property sectors and subsectors, most were negative for the period. The largest losses were seen in the regional malls (down 67.6%), lodging/resorts (down 51.3%) and shopping centers (down 46.5%) sectors. The best-performing sector was data centers (up 30.6%).

Fund surpassed its benchmark

For the twelve-month period, the Fund declined but significantly outperformed its benchmark, mostly due to astute security selection. An out-of-benchmark allocation to technology services company GDS Holdings and overweight positions in industrial REIT Rexford Industrial Realty and residential REIT Sun Communities contributed most to the Fund’s relative performance, as all three produced gains.

These positive effects were partly offset by an overweight position in retail REIT SITE Centers, which struggled during the period, followed by underweight positions in office REIT Digital Realty Trust and telecommunication services company Crown Castle International—both of which benefited from strong leasing activity in their respective businesses.

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	9

Real Estate Securities Fund

Performance as of March 31, 2020

Real Estate Securities Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	–10.16%	3.35%		9.32%		0.51%	0.51%
Advisor Class	12/4/15	–10.27	3.26	†	9.27	†	0.64	0.64
Premier Class	9/30/09	–10.31	3.19		9.15		0.66	0.66
Retirement Class	10/1/02	–10.39	3.09		9.04		0.76	0.76
Retail Class	10/1/02	–10.41	3.03		8.98		0.81	0.81
FTSE Nareit All Equity REITs Index	—	–15.93	1.99		8.58		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

10	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Portfolio composition

Sector	% of net assets as of 3/31/2020
Specialized REITs	36.0
Residential REITs	21.1
Industrial REITs	16.5
Office REITs	7.7
Retail REITs	5.3
Health care REITs	5.3
Internet services & infrastructure	2.9
Diversified REITs	1.3
Hotel & resort REITs	0.5
Mortgage REITs	0.3
Short-term investments, other assets & liabilities, net	3.1
Total	100.0

Fund profile

as of 3/31/2020
Net assets	$2.16 billion
Portfolio turnover rate	39%
Number of holdings	58
Weighted median market capitalization	$16.56 billion
Price/earnings ratio (weighted 12-month trailing average)†	42.2
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 3/31/2020
More than $50 billion	29.8
More than $15 billion–$50 billion	21.4
More than $2 billion–$15 billion	46.6
$2 billion or less	2.2
Total	100.0

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	11

Portfolio of investments

Real Estate Securities Fund  ■  March 31, 2020

Shares		Company	Value
COMMON STOCKS—96.9%

DIVERSIFIED REITS—1.3%
650,000		Colony Capital, Inc	$1,137,500
1,150,000		Essential Properties Realty Trust, Inc	15,019,000
650,000		STORE Capital Corp	11,778,000
		TOTAL DIVERSIFIED REITS	27,934,500

HEALTH CARE REITS—5.3%
1,775,000		Healthpeak Properties Inc	42,333,750
650,000		Sabra Healthcare REIT, Inc	7,098,000
562,500		Ventas, Inc	15,075,000
1,075,000		Welltower, Inc	49,213,500
		TOTAL HEALTH CARE REITS	113,720,250

HOTEL & RESORT REITS—0.5%
500,000		MGM Growth Properties LLC	11,835,000
		TOTAL HOTEL & RESORT REITS	11,835,000

INDUSTRIAL REITS—16.5%
1,150,000		Americold Realty Trust	39,146,000
800,000		Duke Realty Corp	25,904,000
175,000		EastGroup Properties, Inc	18,284,000
1,950,000		Prologis, Inc	156,721,500
1,950,000		Rexford Industrial Realty, Inc	79,969,500
700,000		Terreno Realty Corp	36,225,000
		TOTAL INDUSTRIAL REITS	356,250,000

INTERNET SERVICES & INFRASTRUCTURE—2.9%
880,000	*	GDS Holdings Ltd (ADR)	51,013,600
1,800,000	*	Megaport Ltd	10,916,461
		TOTAL INTERNET SERVICES & INFRASTRUCTURE	61,930,061

MORTGAGE REITS—0.3%
650,000		Starwood Property Trust, Inc	6,662,500
		TOTAL MORTGAGE REITS	6,662,500

OFFICE REITS—7.7%
500,000		Alexandria Real Estate Equities, Inc	68,530,000
355,000		Boston Properties, Inc	32,741,650
1,125,000		Hudson Pacific Properties	28,530,000
400,000		Kilroy Realty Corp	25,480,000
260,989		SL Green Realty Corp	11,248,626
		TOTAL OFFICE REITS	166,530,276

12	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments	continued

Real Estate Securities Fund  ■  March 31, 2020

Shares	Company	Value
RESIDENTIAL REITS—21.1%
975,000	American Homes 4 Rent	$22,620,000
390,000	AvalonBay Communities, Inc	57,396,300
1,450,000	Equity Lifestyle Properties, Inc	83,346,000
1,075,000	Equity Residential	66,338,250
160,000	Essex Property Trust, Inc	35,238,400
2,600,000	Invitation Homes, Inc	55,562,000
450,000	Mid-America Apartment Communities, Inc	46,363,500
715,000	Sun Communities, Inc	89,267,750
	TOTAL RESIDENTIAL REITS	456,132,200

RETAIL REITS—5.3%
425,000	Agree Realty Corp	26,307,500
675,000	Realty Income Corp	33,655,500
650,000	Regency Centers Corp	24,979,500
290,000	Simon Property Group, Inc	15,909,400
2,674,453	SITE Centers Corp	13,933,900
	TOTAL RETAIL REITS	114,785,800

SPECIALIZED REITS—36.0%
1,000,000	American Tower Corp	217,750,000
730,000	Crown Castle International Corp	105,412,000
250,000	CyrusOne, Inc	15,437,500
260,000	Digital Realty Trust, Inc	36,116,600
228,000	Equinix, Inc	142,401,960
375,000	Extra Space Storage, Inc	35,910,000
810,000	Gaming and Leisure Properties, Inc	22,445,100
230,000	Public Storage, Inc	45,680,300
525,000	QTS Realty Trust, Inc	30,455,250
275,000	SBA Communications Corp	74,241,750
900,000	Uniti Group, Inc	5,427,000
1,625,000	VICI Properties, Inc	27,040,000
1,000,000	Weyerhaeuser Co	16,950,000
	TOTAL SPECIALIZED REITS	775,267,460

	TOTAL COMMON STOCKS (Cost $1,744,713,611)	2,091,048,047

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	13

Portfolio of investments	concluded

Real Estate Securities Fund  ■  March 31, 2020

Principal	Issuer	Rate	Maturity date	Value
SHORT-TERM INVESTMENTS—3.0%

GOVERNMENT AGENCY DEBT—2.3%
$4,020,000	Federal Home Loan Bank (FHLB)	0.030–0.050%	04/08/20	$4,019,945
1,282,000	FHLB	0.030–0.700	04/13/20	1,281,970
8,470,000	FHLB	0.001–0.040	05/26/20	8,469,094
8,500,000	FHLB	0.030–0.070	06/15/20	8,498,761
5,000,000	FHLB	0.070	06/24/20	4,999,184
7,972,000	FHLB	0.090	06/29/20	7,970,620
1,575,000	FHLB	0.080	07/27/20	1,574,539
12,200,000	FHLB	0.070	10/13/20	12,190,748
	TOTAL GOVERNMENT AGENCY DEBT			49,004,861

GOVERNMENT AGENCY DEBT—0.7%
13,921,000	Federal Farm Credit Bank (FFCB)	0.500	04/02/20	13,920,973
1,000,000	FFCB	0.010	04/30/20	999,944
	TOTAL GOVERNMENT AGENCY DEBT			14,920,917

	TOTAL SHORT-TERM INVESTMENTS (Cost $63,930,770)			63,925,778

	TOTAL INVESTMENTS—99.9% (Cost $1,808,644,381)			2,154,973,825
	OTHER ASSETS & LIABILITIES, NET—0.1%			3,517,316
	NET ASSETS—100.0%			$2,158,491,141

Abbreviation(s):

ADR	American Repository Receipts
REIT	Real Estate Investment Trust

*	Non-income producing

14	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities

Real Estate Securities Fund  ■  March 31, 2020

ASSETS
Portfolio investments, at value†	$2,154,973,825
Cash	789,662
Receivable from securities transactions	2,954,555
Receivable from Fund shares sold	1,594,556
Dividends and interest receivable	8,563,377
Other	272,797
Total assets	2,169,148,772
LIABILITIES
Management fees payable	934,091
Service agreement fee payable	98,410
Distribution fee payable	66,518
Due to affiliates	34,447
Payable for securities transactions	8,170,164
Payable for Fund shares redeemed	1,015,664
Payable for trustee compensation	158,773
Accrued expenses and other payables	179,564
Total liabilities	10,657,631
NET ASSETS	$2,158,491,141
NET ASSETS CONSIST OF:
Paid-in-capital	$1,891,852,309
Total distributable earnings (loss)	266,638,832
Net Assets	$2,158,491,141
INSTITUTIONAL CLASS:
Net assets	$1,430,142,617
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	100,660,608
Net asset value per share	$14.21
ADVISOR CLASS:
Net assets	$21,688,795
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,525,607
Net asset value per share	$14.22
PREMIER CLASS:
Net assets	$44,026,124
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,095,840
Net asset value per share	$14.22
RETIREMENT CLASS:
Net assets	$398,673,779
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	26,834,187
Net asset value per share	$14.86
RETAIL CLASS:
Net assets	$263,959,826
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,732,236
Net asset value per share	$14.09
† Portfolio investments, cost	$1,808,644,381

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	15

Statement of operations

Real Estate Securities Fund  ■  For the year ended March 31, 2020

INVESTMENT INCOME
Dividends	$62,627,806
Interest	1,331,898
Payment from affiliate	302,581
Total income	64,262,285
EXPENSES
Management fees	12,411,067
Shareholder servicing — Institutional Class	7,469
Shareholder servicing — Advisor Class	23,137
Shareholder servicing — Premier Class	140
Shareholder servicing — Retirement Class	1,198,828
Shareholder servicing — Retail Class	122,711
Distribution fees — Premier Class	99,319
Distribution fees — Retail Class	742,633
Administrative service fees	116,475
Trustee fees and expenses	31,438
Other expenses	445,962
Total expenses	15,199,179
Net investment income (loss)	49,063,106
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	17,090,863
Foreign currency transactions	(14,550)
Net realized gain (loss) on total investments	17,076,313
Net change in unrealized appreciation (depreciation) on total investments	(317,323,031)
Net realized and unrealized gain (loss) on total investments	(300,246,718)
Net increase (decrease) in net assets from operations	$(251,183,612)

16	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets

Real Estate Securities Fund  ■  For the year ended

		March 31, 2020	March 31, 2019
OPERATIONS
Net investment income (loss)		$49,063,106	$42,793,454
Net realized gain (loss) on total investments		17,076,313	37,194,530
Net change in unrealized appreciation (depreciation) on total investments		(317,323,031)	288,809,624
Net increase (decrease) in net assets from operations		(251,183,612)	368,797,608
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(112,689,391)	(45,428,164)
	Advisor Class	(1,424,454)	(71,605)
	Premier Class	(3,714,969)	(2,130,333)
	Retirement Class	(28,450,093)	(10,747,325)
	Retail Class	(19,101,670)	(6,888,099)
Total distributions		(165,380,577)	(65,265,526)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	463,216,863	235,149,394
	Advisor Class	40,647,619	4,227,302
	Premier Class	11,494,447	11,003,016
	Retirement Class	77,265,402	38,730,225
	Retail Class	111,171,217	24,347,837
Reinvestments of distributions:	Institutional Class	106,877,507	45,352,947
	Advisor Class	1,409,599	68,234
	Premier Class	3,714,317	2,130,079
	Retirement Class	28,449,867	10,746,952
	Retail Class	18,220,255	6,510,153
Redemptions:	Institutional Class	(450,403,787)	(202,117,221)
	Advisor Class	(20,909,263)	(591,761)
	Premier Class	(42,211,656)	(24,608,485)
	Retirement Class	(54,545,829)	(29,768,910)
	Retail Class	(62,838,783)	(33,963,216)
Net increase (decrease) from shareholder transactions		231,557,775	87,216,546
Net increase (decrease) in net assets		(185,006,414)	390,748,628
NET ASSETS
Beginning of period		2,343,497,555	1,952,748,927
End of period		$2,158,491,141	$2,343,497,555

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	17

Statements of changes in net assets	concluded

Real Estate Securities Fund  ■  For the year ended

		March 31, 2020	March 31, 2019
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	25,925,346	15,301,662
	Advisor Class	2,330,756	267,847
	Premier Class	653,541	706,565
	Retirement Class	4,153,421	2,389,925
	Retail Class	6,284,808	1,593,547
Shares reinvested:	Institutional Class	6,245,330	2,872,596
	Advisor Class	82,676	4,286
	Premier Class	215,881	134,882
	Retirement Class	1,588,105	653,490
	Retail Class	1,073,178	415,946
Shares redeemed:	Institutional Class	(25,249,177)	(13,120,071)
	Advisor Class	(1,205,588)	(38,661)
	Premier Class	(2,366,418)	(1,657,992)
	Retirement Class	(3,058,627)	(1,860,513)
	Retail Class	(3,767,729)	(2,217,333)
Net increase (decrease) from shareholder transactions		12,905,503	5,446,176

18	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

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TIAA-CREF Real Estate Securities Fund ■ 2019 Annual Report	19

Financial highlights

Real Estate Securities Fund

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Total return	Net assets						Net		Net investment
period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		excluding	at end of						investment		income (loss	)	Portfolio
or year ended		beginning of period	income (loss	)[a]	on total investments	investment operations	investment income	realized gains	and distributions	end of period	Total return	payment from affiliates [u]	period (in thousands	)	Gross expense		Net expense		income (loss	)	excluding payments from affiliates	[u]	turnover rate
Institutional Class
3/31/20		$16.88	$0.35		$(1.89)	$(1.54)	$(0.33)	$(0.80)	$(1.13)	$14.21	(10.16)%	(10.17)%	$1,430,143		0.50%		0.50%		1.95%		1.94%		39%
3/31/19		14.65	0.33		2.40	2.73	(0.36)	(0.14)	(0.50)	16.88	18.91	18.90	1,582,056		0.51		0.51		2.13		2.12		34
3/31/18		15.31	0.32		0.26	0.58	(0.28)	(0.96)	(1.24)	14.65	3.45	3.44	1,298,830		0.51		0.51		2.08		2.07		30
3/31/17		15.44	0.27		0.15	0.42	(0.32)	(0.23)	(0.55)	15.31	2.82	2.79	1,448,714		0.51		0.50		1.79		1.76		52
3/31/16		15.92	0.36		0.15	0.51	(0.34)	(0.65)	(0.99)	15.44	3.76	3.76	1,288,020		0.51		0.47		2.44		2.44		33
Advisor Class
3/31/20		16.89	0.32		(1.88)	(1.56)	(0.31)	(0.80)	(1.11)	14.22	(10.27)	(10.28)	21,689		0.62		0.62		1.79		1.78		39
3/31/19		14.66	0.18		2.54	2.72	(0.35)	(0.14)	(0.49)	16.89	18.76	18.75	5,366		0.64		0.64		1.19		1.18		34
3/31/18		15.32	0.31		0.25	0.56	(0.26)	(0.96)	(1.22)	14.66	3.31	3.30	1,235		0.65		0.65		1.98		1.98		30
3/31/17		15.44	0.18		0.24	0.42	(0.31)	(0.23)	(0.54)	15.32	2.82	2.80	579		0.56		0.56		1.20		1.18		52
3/31/16	‡	15.38	0.11		0.80	0.91	(0.20)	(0.65)	(0.85)	15.44	6.37 [b]	6.37 [b]	107		0.73	[c]	0.61	[c]	2.47	[c]	2.47	[c]	33
Premier Class
3/31/20		16.89	0.32		(1.88)	(1.56)	(0.31)	(0.80)	(1.11)	14.22	(10.31)	(10.32)	44,026		0.65		0.65		1.80		1.79		39
3/31/19		14.66	0.30		2.41	2.71	(0.34)	(0.14)	(0.48)	16.89	18.72	18.71	77,572		0.66		0.66		1.97		1.96		34
3/31/18		15.32	0.30		0.25	0.55	(0.25)	(0.96)	(1.21)	14.66	3.28	3.27	79,281		0.66		0.66		1.94		1.94		30
3/31/17		15.44	0.25		0.16	0.41	(0.30)	(0.23)	(0.53)	15.32	2.73	2.70	94,236		0.66		0.65		1.66		1.63		52
3/31/16		15.93	0.34		0.14	0.48	(0.32)	(0.65)	(0.97)	15.44	3.54	3.54	85,298		0.66		0.61		2.31		2.31		33
Retirement Class
3/31/20		17.60	0.32		(1.97)	(1.65)	(0.29)	(0.80)	(1.09)	14.86	(10.39)	(10.40)	398,674		0.75		0.75		1.70		1.69		39
3/31/19		15.25	0.30		2.51	2.81	(0.32)	(0.14)	(0.46)	17.60	18.67	18.66	424,963		0.76		0.76		1.88		1.87		34
3/31/18		15.90	0.30		0.25	0.55	(0.24)	(0.96)	(1.20)	15.25	3.12	3.11	350,291		0.76		0.76		1.85		1.84		30
3/31/17		16.00	0.25		0.16	0.41	(0.28)	(0.23)	(0.51)	15.90	2.66	2.63	335,327		0.76		0.75		1.58		1.55		52
3/31/16		16.47	0.34		0.14	0.48	(0.30)	(0.65)	(0.95)	16.00	3.42	3.42	317,204		0.76		0.72		2.19		2.19		33
Retail Class
3/31/20		16.74	0.29		(1.86)	(1.57)	(0.28)	(0.80)	(1.08)	14.09	(10.41)	(10.42)	263,960		0.79		0.79		1.66		1.65		39
3/31/19		14.54	0.28		2.38	2.66	(0.32)	(0.14)	(0.46)	16.74	18.50	18.49	253,540		0.81		0.81		1.86		1.85		34
3/31/18		15.21	0.28		0.24	0.52	(0.23)	(0.96)	(1.19)	14.54	3.09	3.08	223,112		0.81		0.81		1.79		1.78		30
3/31/17		15.33	0.24		0.14	0.38	(0.27)	(0.23)	(0.50)	15.21	2.59	2.56	225,844		0.82		0.81		1.55		1.52		52
3/31/16		15.82	0.32		0.14	0.46	(0.30)	(0.65)	(0.95)	15.33	3.40	3.40	234,588		0.82		0.77		2.15		2.15		33
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

20	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	21

Notes to financial statements

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Prior to September 30, 2019, Teachers Personal Investor Services (“TPIS”) was the distributor of each share class. Effective September 30, 2019, TPIS merged into Nuveen Securities and Nuveen Securities became the distributor of each share class. Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers five share classes: Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Fund’s financial performance. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

22	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. In many cases, these estimates are based on data from the prior calendar year end.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	23

Notes to financial statements

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2020, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, distribution reallocations, and the utilization of tax equalization credits were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule were implemented on June 1, 2019 and did not have a material impact on the Fund’s financial statements and various filings.

24	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	25

Notes to financial statements

procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Equity investments:
Internet services & infrastructure	$51,013,600	$10,916,461	$—	$61,930,061
All other equity investments*	2,029,117,986	—	—	2,029,117,986
Short-term investments	—	63,925,778	—	63,925,778
Total	$2,080,131,586	$74,842,239	$—	$2,154,973,825

*	For detailed categories, see the accompanying Portfolio of investments.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.35% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The investment management fee effective rate is 0.47% as of March 31, 2020. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The Fund has also entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated Nuveen Securities for providing distribution, promotional, and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for

26	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for the Advisor Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2020, unless changed with approval of the Board.

Income, reflected in Payment from affiliate on the Statement of operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended March 31, 2020, these transactions did not materially impact the Fund.

At March 31, 2020, TIAA Access, a registered separate account of TIAA, owned 13% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of March 31, 2020, one 529 Plan owned 10% of the Real Estate Securities Fund.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of March 31, 2020, there were no affiliated investments.

Note 4—investments

Net unrealized appreciation (depreciation): At March 31, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation	)
$1,854,434,097	$538,084,772	$(237,545,044)		$300,539,728

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	27

Notes to financial statements

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the year ended March 31, 2020 were as follows:

Non-U.S. government purchases	Non-U.S. government sales
$1,137,249,108	$977,167,437

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2020 and the year ended March 31, 2019 was as follows:

	Ordinary income	Long-term capital gains	Total
3/31/2020	$65,151,969	$100,228,608	$165,380,577
3/31/2019	47,026,913	18,238,613	65,265,526

As of March 31, 2020, the components of accumulated earnings on a tax basis consisted of $4,543,512 of undistributed ordinary income, ($38,302,463) of late-year loss deferrals and $300,539,728 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, late-year loss deferrals, the utilization of tax equalization credits and the treatment of short term gain as ordinary income for tax purposes.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended March 31, 2020, there were no inter-fund borrowing or lending transactions.

28	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

concluded

Note 7—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2020, there were no borrowings under this credit facility by the Fund.

Note 8—subsequent events

Advisors has agreed to implement a voluntary waiver reducing the management fee breakpoint schedule for the Real Estate Securities Fund for one year effective May 1, 2020. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period the range paid to Advisors is as follows:

Fund	Waiver	Investment management fee range
Real Estate Securities	0.025%	0.325%–0.475%

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	29

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Real Estate Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of TIAA-CREF Real Estate Securities Fund (one of the funds constituting TIAA-CREF Funds, hereafter referred to as the “Fund”) as of March 31, 2020, the related statement of operations for the year ended March 31, 2020, the statement of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 22, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

30	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Important tax information (unaudited)

For the year ended March 31, 2020, the Fund designates distributions of $0 and $102,228,608 (or the maximum amount allowable), as being from Section 1250 gains and net long-term capital gains, respectively.

For the year ended March 31, 2020, the Fund designates 2.7% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividend income.

For the year ended March 31, 2020, the Fund designates 2.7% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2020, which will be reported in conjunction with your 2020 Form 1099-DIV.

By early 2021, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	31

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  April 24, 2020

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	89	Board member, Year Up Puget Sound and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (since 2020). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC; Member of the Executive Board, American Economic Association

32	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director, Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Chairman for term ending July 1, 2021. Trustee since 2011; Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Chair of the Finance Committee, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	89	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	33

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  April 24, 2020

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President, Society of Financial Studies (since 2017). Vice President, American Finance Association (since 2020).	89	Texa$aver Product Committee Member, Employees Retirement System of Texas.

34	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Chairman, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Formerly, Chief Executive Officer, Nuveen. Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director, Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Head of Regulatory Engagement & Public Policy, TIAA. Prior to joining TIAA, Mr. Dorn was a partner at Davis & Harman LLP.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Investment Officer and President, Nuveen, Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments and Senior Managing Director, President, Global Investments, TIAA.

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	35

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  April 24, 2020

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Financial Risk & Capital Management Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Risk Officer, TIAA. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; Treasurer of CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

36	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Real Estate Securities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Real Estate Securities Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires this annual renewal to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order on March 13, 2020, as extended on March 25, 2020 (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a telephonic meeting on March 26, 2020, in order to consider the annual renewal of the Agreement with respect to the Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	37

Approval of investment management agreement (unaudited)

counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewal.

Among other matters, the Operations Committee or certain of its designated members, following consultations with Advisors’ representatives, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate. Broadridge compared this data, as relevant, for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of the Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of the Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Fund pursuant to the Agreement.

In advance of the Board meeting held on March 26, 2020, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, together with an

38	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s management fee rate and performance to any other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to the Fund’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Fund at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Fund; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 12, 2020, the Board met informally to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information, from Advisors. Subsequently, at the March 26, 2020 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they reviewed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As part of the Board’s review of these factors, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Fund in particular

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	39

Approval of investment management agreement (unaudited)

including, among other information, the current and expected impact on the Fund’s performance and operations. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 26, 2020 meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for the Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 26, 2020 meeting, the oversight and evaluation of Advisors’ services to the Fund by the Board and its Committees is an ongoing process. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Fund. Thus, in reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 26, 2020, all Board members voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund, including conducting research, identifying investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the Fund’s

40	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

investment portfolio; reporting on the investment performance and other metrics of the Fund to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Fund, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of the Fund over the one-, three-, five- and ten-year periods. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. For details regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2019. The Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having a management fee rate that permits Advisors to maintain and improve the quality of services provided to the Fund and recognized the entrepreneurial and other risks assumed by Advisors in managing the Fund. The Board considered that Advisors calculated that it had earned profits with respect to the Fund under the Agreement for the one-year period ended December 31, 2019. The Board also considered Advisors’ voluntary effort to reduce the Fund’s management fee rate by

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	41

Approval of investment management agreement (unaudited)

0.025% from May 1, 2020 through April 30, 2021. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded a specified amount. The Board concluded that the profits earned by Advisors in 2019 from its services to the Fund were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding the Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the synopsis below. The Board determined that the management fee rate charged to the Fund under the Agreement typically was lower than the management fee rates charged to most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Fund’s actual management fee rate compares to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund was reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund, and whether any such economies are shared with the Fund. The Board also considered the extent to which the current fee rate schedule breakpoints of the Fund affected Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to the Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered Advisors’ compensation of the Fund for some of the soft dollar amounts the Fund spent on research during the year, as well as Advisors’ commitment to compensate the Fund for a certain percentage of the Fund’s soft dollar expense in 2020. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.

42	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Fee and performance comparisons with other Advisors’ clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts. The Board considered that Advisors did not currently manage any other products with comparable investment strategies to the Fund’s investment strategy. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rate charged to the Fund may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Fund to Advisors or its affiliates for other services, such as distribution and administration. Another group of benefits are investment-related, such as economies of scale to the extent the Fund shares investment resources and/or personnel with other clients of Advisors and the use of research obtained through the payment of soft dollars by the Fund by other clients of Advisors. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Fund may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	43

Approval of investment management agreement (unaudited)	concluded

management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2019. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2019. Statements below regarding the Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to the Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements.

•	The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.483% of average daily net assets. Effective May 1, 2020, Advisors has voluntarily agreed to continue to reduce its management fee rate by 0.025% through April 30, 2021.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group and universe of comparable funds selected by Broadridge for expense comparison purposes.
•	The Fund was in the 2nd, 1st, 1st and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes, for the one-, three-, five- and ten-year periods, respectively, and in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

44	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Liquidity risk management program

Discussion of the operation and effectiveness of the Fund’s liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the series of the Trust covered by this Report (the “Fund”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Fund’s liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Fund’s Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 11, 2020 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from December 1, 2018 through November 30, 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.

In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Fund portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

A Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

TIAA-CREF Real Estate Securities Fund ■ 2020 Annual Report	45

Liquidity risk management program	concluded

The Liquidity Rule also limits the Fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on illiquid investments.

46	2020 Annual Report ■ TIAA-CREF Real Estate Securities Fund

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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TIAA-CREF Funds	March 31, 2020

TIAA-CREF
Fixed-Income Funds

The annual report contains the audited financial statements.

	Institutional	Advisor	Premier	Retirement	Retail	Class
Fund name	Class	Class	Class	Class	Class	W
Bond Index Fund	TBIIX	TBIAX	TBIPX	TBIRX	TBILX	TBIWX
Core Bond Fund (formerly Bond Fund)	TIBDX	TIBHX	TIDPX	TIDRX	TIORX	TBBWX
Core Impact Bond
(formerly Social Choice Bond Fund)	TSBIX	TSBHX	TSBPX	TSBBX	TSBRX	—
Core Plus Bond Fund (formerly Bond Plus Fund)	TIBFX	TCBHX	TBPPX	TCBRX	TCBPX	TCBWX
5–15 Year Laddered Tax-Exempt Bond Fund	TITIX	TIXHX	—	—	TIXRX	—
Green Bond Fund	TGRNX	TGRKX	TGRLX	TGRMX	TGROX	—
High-Yield Fund	TIHYX	TIHHX	TIHPX	TIHRX	TIYRX	TIHWX
Inflation-Linked Bond Fund	TIILX	TIIHX	TIKPX	TIKRX	TCILX	TIIWX
Short Duration Impact Bond Fund	TSDJX	TSDHX	TSDFX	TSDDX	TSDBX	—
Short-Term Bond Fund	TISIX	TCTHX	TSTPX	TISRX	TCTRX	TCTWX
Short-Term Bond Index Fund	TNSHX	TTBHX	TPSHX	TESHX	TRSHX	TTBWX
Money Market Fund	TCIXX	TMHXX	TPPXX	TIEXX	TIRXX	—

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds listed on the cover of this report.

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended March 31, 2020. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of March 31, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	3

Brad Finkle

Letter to investors

The U.S. bond market produced broad gains for the twelve months ended March 31, 2020, but it struggled through a turbulent final month as the United States experienced the effects of the COVID-19 pandemic. For the period, all but one market sector delivered positive results as bond yields declined sharply (bond yields move in the opposite direction of prices). Ten of the eleven TIAA-CREF Fixed-Income Funds, as well as the Money Market Fund, posted positive returns.

•	The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 8.9% for the period. This gain exceeded the average annual performance of the index over the past three-, five- and ten-year periods.
•	Institutional Class returns for all eleven fixed-income funds trailed the performances of their respective benchmarks, except for the Money Market Fund, which outperformed the iMoneyNet Money Fund Averages™—All Government. Please see page 8 for benchmark definitions.

Bond markets advanced as yields declined

Fixed-income securities in nearly all sectors posted positive results over the twelve months. The performance of the Bloomberg Barclays U.S. Aggregate Bond Index reflected strong gains among higher-rated securities. Short-term bonds also produced solid returns, followed by advances in Treasury inflation-protected securities and municipal bonds. High-yield bonds declined.

For most of the period, the U.S. economy grew at a steady pace while the unemployment rate reached historically low levels. But aggressive action to contain the spread of the virus late in the period led to widespread closures of non-essential businesses, and certain state governments limited public activities and implemented stay-at-home advisories. To bolster the economy, the Federal Reserve cut the federal funds target rate to 0.00%–0.25% in March 2020, and Congress enacted an unprecedented $2.2 trillion stimulus plan.

Ten TIAA-CREF Funds produced gains

Ten of the eleven TIAA-CREF Fixed-Income Funds generated positive returns for the twelve-month period. Fund performance for Institutional Class shares ranged from a return of –8.0% for the High-Yield Fund to a gain of 8.8% for the Bond Index Fund. The Bond Index Fund’s return was driven primarily by strong gains from U.S. Treasury bonds and mortgage-backed securities.

The Core Bond Fund (formerly the Bond Fund) gained 4.8%, trailing the same benchmark due in large part to unfavorable yield curve positioning—how the Fund was invested across different maturities—among its U.S. Treasury holdings, as well as an underweight position in mortgage-backed securities.

The Core Impact Bond Fund (formerly the Social Choice Bond Fund) returned 4.7% but underperformed its benchmark for the same reasons. The Core Plus Bond Fund (formerly the Bond Plus Fund) advanced 3.3% but also lagged its benchmark.

4	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The Inflation-Linked Bond Fund gained 4.4%, falling just short of its benchmark due to the impact of expenses.

The Short-Term Bond Index Fund also returned 4.4% and modestly underperformed its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. Solid gains by short-term U.S. Treasuries, which account for nearly two-thirds of the Fund’s assets, drove performance.

The Short-Term Bond Fund advanced 2.0% and the Short Duration Impact Bond Fund gained 1.1%, but both lagged their shared benchmark. The relative performance of each fund was hampered by unfavorable yield curve positioning.

The 5–15 Year Laddered Tax-Exempt Bond Fund gained 2.2% but lagged the performance of its benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The Green Bond Fund’s 2.9% return fell short of its benchmark’s performance as well.

The High-Yield Fund underperformed its benchmark, which posted a smaller loss. The Money Market Fund gained 1.9% for the period, outpacing the iMoneyNet average.

A detailed overview of the fixed-income markets during the period appears in our Market Monitor on page 6. A discussion of each fund and its relative performance begins on page 10.

Keeping long-term goals in view

It is contrary to human nature to sit still in times of heightened market volatility. But for investors with a diversified financial plan, tailored to their goals and time horizons, we recommend staying the course. Attempting to react to daily market moves—perhaps letting emotions drive investment decisions—often creates additional risk. Moreover, the recent market volatility serves to exemplify the benefits of diversifying your investments across a range of different asset classes, including fixed-income securities.

These are challenging times for all investors. But it’s worth noting that, unlike other periods of shock to the financial system—notably the events of September 11th and the 2007–2008 credit crisis—the U.S. economy was strong when the COVID-19 threat emerged. As always, we cannot predict which direction the markets will take next, but we have confidence in our ability to weather this storm. Now, more than ever, it’s important to remember that you are not going through this uncertain time alone. TIAA is here to support you every step of the way.

For additional assistance, or if you have any questions about your TIAA-CREF fixed-income portfolio, we encourage you to reach out to your financial advisor or call a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	5

Market monitor

Bond markets generally gained amid COVID-19 pandemic

Most U.S. fixed-income markets generated positive returns for the twelve-month period, despite a difficult final month during which the COVID-19 outbreak shook the economy. Moderate economic growth and historically strong labor markets dominated for most of the period, but in the final month of March, emergency efforts to contain the virus led to widespread business closings and the suspension of most economic activity. The Federal Reserve responded by making two deep cuts in short-term interest rates, purchasing bonds and moving aggressively to support credit markets. As a result, yields on U.S. Treasury securities of all maturities declined sharply over the twelve months. Investment-grade fixed-rate bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, advanced 8.9% for the period (bond yields move in the opposite direction of prices).

Among fixed-income sectors, the U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index returned 4.5%. Short-term bonds, as represented by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index, also gained 4.5%. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, advanced 4.0%. U.S. high-yield securities, as measured by the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index, returned –5.5%. With the exception of short-term bonds, all fixed-income sectors experienced declines in the last month of the period.

Bond yields fall as investors seek lower risk

U.S. Treasury yields: March 31, 2019 vs. March 31, 2020

Source: U.S. Department of the Treasury

Economy grew before virus struck

Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, expanded at an annualized rate of 2.0% during the second quarter and 2.1% for the third and fourth quarters of 2019. The pandemic had a severe impact on the economy in March 2020. Manufacturing and retail businesses closed temporarily, travel was restricted and most states advised residents to stay at home to contain the virus.

The U.S. unemployment rate, which achieved 50-year lows during the period, rose from 3.6% in April 2019 to 4.4% in March 2020. In the final two weeks of the period, an unprecedented total of 9.9 million people filed for unemployment benefits.

Core inflation, which includes all items except food and energy, rose 2.1% over the twelve months ended March 2020. Oil prices fell sharply during the period, primarily due to shrinking demand amid the global health emergency. The price of West Texas Intermediate crude declined from nearly $62 to $21 per barrel during the period. A dispute between Saudi Arabia and Russia over oil prices and production also exerted a negative influence.

The broad U.S. stock market, as measured by the Russell 3000® Index, fell 9.1% for the twelve months, with all of its decline occurring in the final three months of the period.

Fed cut rates aggressively, Congress enacted stimulus

The Fed lowered the federal funds target rate three times in 2019, reducing the key short-term interest-rate measure to 1.50%–1.75%. Policymakers took more aggressive action in March 2020 in response to the virus emergency. In two steps, the Fed reduced the federal funds rate to 0.00%–0.25%. The Fed then launched an unlimited program to inject money into the financial markets by purchasing U.S. Treasury bonds and mortgage-backed securities, while also offering to buy high-quality corporate debt. In addition, the Fed offered loans to money market mutual funds to assure liquidity and extended credit to primary dealers, which are key players in the debt markets.

The federal government enacted a $2.2 trillion U.S. economic stimulus plan in March 2020. The unprecedented act, which was well received by investors, included direct cash payments to individuals, money for unemployment insurance, loans to large companies, small business relief and assistance to state and local governments.

6	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT or Form N-MFP filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	7

About the funds’ benchmarks

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. ICE BofA uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Bloomberg Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

The Bloomberg Barclays MSCI U.S. Green Bond Index measures the performance of the U.S. market for fixed-income securities issued to fund projects with direct environmental benefits.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ice data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. neither ice data, its affiliates nor their respective third party providers shall be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and index data and all components thereof are provided on an “as is” basis and your use is at your own risk. ice data, its affiliates and their respective third party suppliers do not sponsor, endorse, or recommend tiaa-cref funds, or any of its products or services.

8	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2019–March 31, 2020).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	9

Bond Index Fund

Expense example

Six months ended March 31, 2020

Bond Index Fund	Beginning account value (10/1/19)	Ending account value (3/31/20)	Expenses paid during period* (10/1/19– 3/31/20)
Actual return
Institutional Class	$1,000.00	$1,033.46	$0.56
Advisor Class	1,000.00	1,032.95	1.12
Premier Class	1,000.00	1,031.79	1.32
Retirement Class	1,000.00	1,031.27	1.83
Retail Class	1,000.00	1,030.89	2.23
Class W	1,000.00	1,034.04	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.45	0.56
Advisor Class	1,000.00	1,023.90	1.11
Premier Class	1,000.00	1,023.70	1.32
Retirement Class	1,000.00	1,023.20	1.82
Retail Class	1,000.00	1,022.80	2.23
Class W	1,000.00	1,025.00	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.11% for the Institutional Class, 0.22% for the Advisor Class, 0.26% for the Premier Class, 0.36% for the Retirement Class, 0.44% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2020
U.S. Treasury securities	38.9
Mortgage-backed securities	26.7
Corporate bonds	20.2
Foreign government & corporate bonds denominated in U.S. dollars	8.3
Commercial mortgage-backed securities	1.9
U.S. agency securities	1.1
Asset-backed securities	0.8
Municipal bonds	0.8
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Performance for the twelve months ended March 31, 2020

The Bond Index Fund returned 8.83% for the Institutional Class, compared with the 8.93% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Fed took strong action to support economy and financial markets

The U.S. economy expanded at a steady pace for most of the period, but it was rattled by the effects of the COVID-19 pandemic, which hit the United States hard in March 2020. Containment efforts around the world have disrupted business and manufacturing operations, closed restaurants and retail stores and restricted travel. The unemployment rate, which had remained at historically low levels for much of the period, increased from 3.6% in April 2019 to 4.4% in March 2020. Core inflation, which measures all items except food and energy, rose 2.1% over the twelve months ended March 2020. Crude oil prices declined sharply from nearly $62 to $21 per barrel.

In March, the Federal Reserve responded to the crisis by taking swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. Meanwhile, the federal government enacted a massive stimulus measure to inject $2.2 trillion into the U.S. economy.

Fixed-income markets generated positive returns for the period in all major categories other than high-yield bonds. Strong gains over the first eleven months were tempered by weaker results in March 2020. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, performed best, followed by shorter-term bonds, U.S. Treasury inflation-protected securities (TIPS) and municipal bonds.

U.S. Treasuries and MBS drove the benchmark’s performance

All of the sectors within the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the twelve months. Treasury bonds, which made up 39.7% of the index at period-end, returned a robust 13.2%. U.S. Treasuries rallied sharply amid falling interest rates and a flight to safety during the latter weeks of the period. Mortgage-backed securities (MBS), the second-largest sector in the index with a weighting of 26.5%, gained 7.2%. Corporate bonds, which represented 24.9% of the benchmark at period-end, gained 5.0%. Smaller sectors, including government credit securities, government agency securities and commercial mortgage-backed securities, also delivered solid gains, returning 7.3%, 4.7% and 6.1%, respectively.

Fund trailed its benchmark

The Fund underperformed its benchmark for the twelve-month period. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

10	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2020

Bond Index Fund			Average annual				Annual operating
		Total return	total return				expenses*
	Inception
	date	1 year	5 years		10 years		gross	net
Institutional Class	9/14/09	8.83%	3.24%		3.75%		0.11%	0.11%
Advisor Class	12/4/15	8.73	3.15	†	3.71	†	0.22	0.22
Premier Class	9/30/09	8.58	3.06		3.59		0.26	0.26
Retirement Class	9/14/09	8.46	2.96		3.49		0.36	0.36
Retail Class	9/14/09	8.39	2.88		3.40		0.44	0.44
Class W	9/28/18	8.96	3.27	†	3.77	†	0.11	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	8.93	3.36		3.88		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2020
Less than 1 year	1.1
1–3 years	28.6
3–5 years	33.8
5–10 years	17.5
Over 10 years	19.0
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2020
U.S. Treasury & U.S. agency securities*	67.2
Aaa/AAA	5.0
Aa/AA	3.5
A/A	11.4
Baa/BBB	12.8
Ba/BB	0.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2020
Net assets	$16.56 billion
Portfolio turnover rate	32%
Number of issues	7,250
Option-adjusted duration‡	5.80 years
Average maturity§	8.17 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	11

Core Bond Fund

Expense example

Six months ended March 31, 2020

Core Bond Fund	Beginning account value (10/1/19)	Ending account value (3/31/20)	Expenses paid during period* (10/1/19– 3/31/20)
Actual return
Institutional Class	$1,000.00	$993.19	$1.49
Advisor Class	1,000.00	993.47	2.14
Premier Class	1,000.00	993.39	2.24
Retirement Class	1,000.00	993.24	2.74
Retail Class	1,000.00	993.02	2.94
Class W	1,000.00	994.64	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.50	1.52
Advisor Class	1,000.00	1,022.85	2.17
Premier Class	1,000.00	1,022.75	2.28
Retirement Class	1,000.00	1,022.25	2.78
Retail Class	1,000.00	1,022.05	2.98
Class W	1,000.00	1,025.00	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.43% for the Advisor Class, 0.45% for the Premier Class, 0.55% for the Retirement Class, 0.59% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2020
Corporate bonds	31.1
Mortgage-backed securities	14.9
Foreign government & corporate bonds denominated in U.S. dollars	10.6
Asset-backed securities	10.1
U.S. Treasury securities	8.8
Commercial mortgage-backed securities	8.2
Municipal bonds	4.9
Bank loan obligations	1.7
U.S. agency securities	0.5
Short-term investments, other assets & liabilities, net	9.2
Total	100.0

Performance for the twelve months ended March 31, 2020

The Core Bond Fund (formerly the Bond Fund) returned 4.75% for the Institutional Class, compared with the 8.93% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Fed took strong action to support economy and financial markets

The U.S. economy expanded at a steady pace for most of the period, but it was rattled by the effects of the COVID-19 pandemic, which hit the United States hard in March 2020. Containment efforts around the world have disrupted business and manufacturing operations, closed restaurants and retail stores and restricted travel. The unemployment rate, which had remained at historically low levels for much of the period, increased from 3.6% in April 2019 to 4.4% in March 2020. Core inflation, which measures all items except food and energy, rose 2.1% over the twelve months ended March 2020. Crude oil prices declined sharply from nearly $62 to $21 per barrel.

In March, the Federal Reserve responded to the crisis by taking swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. Meanwhile, the federal government enacted a massive stimulus measure to inject $2.2 trillion into the U.S. economy.

Fixed-income markets generated positive returns for the period in all major categories other than high-yield bonds. Strong gains over the first eleven months were tempered by weaker results in March 2020. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, performed best, followed by shorter-term bonds, U.S. Treasury inflation-protected securities (TIPS) and municipal bonds.

U.S. Treasuries and MBS drove the benchmark’s performance

All of the sectors within the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the twelve months. Treasury bonds, which made up 39.7% of the index at period-end, returned a robust 13.2%. U.S. Treasuries rallied sharply amid falling interest rates and a flight to safety during the latter weeks of the period. Mortgage-backed securities (MBS), the second-largest sector in the index with a weighting of 26.5%, gained 7.2%. Corporate bonds, which represented 24.9% of the benchmark at period-end, gained 5.0%. Smaller sectors, including government credit securities, government agency securities and commercial mortgage-backed securities, also delivered solid gains, returning 7.3%, 4.7% and 6.1%, respectively.

Fund trailed its benchmark

The Fund’s return trailed that of its benchmark for the twelve-month period. Yield curve positioning within U.S. Treasuries—how the Fund was invested across different maturities—detracted most from relative performance. An underweight position in MBS was the second-largest detractor, followed by an overweight in corporate bonds, which declined sharply during the final weeks of the period. An overweight allocation to asset-backed securities also limited the Fund’s performance.

On the positive side, the Fund’s position in the municipal bond sector bolstered its return for the period.

12	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2020

Core Bond Fund			Average annual				Annual operating
		Total return	total return				expenses*
	Inception
	date	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	4.75%	3.05%		4.08%		0.30%	0.30%
Advisor Class	12/4/15	4.61	2.99	†	4.05	†	0.44	0.44
Premier Class	9/30/09	4.60	2.90		3.93		0.45	0.45
Retirement Class	3/31/06	4.56	2.81		3.82		0.55	0.55
Retail Class	3/31/06	4.52	2.76		3.78		0.60	0.60
Class W	9/28/18	5.06	3.14	†	4.12	†	0.30	0.00
Bloomberg Barclays U.S.Aggregate Bond Index	—	8.93	3.36		3.88		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2020
Less than 1 year	4.4
1–3 years	18.8
3–5 years	25.2
5–10 years	33.0
Over 10 years	18.6
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2020
U.S. Treasury & U.S. agency securities*	24.7
Aaa/AAA	13.8
Aa/AA	9.2
A/A	18.3
Baa/BBB	27.2
Ba/BB	2.7
B/B	2.0
Below B/B	0.4
Non-rated	1.7
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2020
Net assets	$6.60 billion
Portfolio turnover rate	133%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	125%
Number of issues	1,770
Option-adjusted duration‡	5.57 years
Average maturity§	7.66 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	13

Core Impact Bond Fund

Expense example

Six months ended March 31, 2020

Core Impact Bond Fund	Beginning account value (10/1/19)	Ending account value (3/31/20)	Expenses paid during period* (10/1/19– 3/31/20)
Actual return
Institutional Class	$1,000.00	$992.77	$1.79
Advisor Class	1,000.00	992.31	2.29
Premier Class	1,000.00	991.91	2.69
Retirement Class	1,000.00	990.61	3.04
Retail Class	1,000.00	990.47	3.18
5% annual hypothetical return
Institutional Class	1,000.00	1,023.20	1.82
Advisor Class	1,000.00	1,022.70	2.33
Premier Class	1,000.00	1,022.30	2.73
Retirement Class	1,000.00	1,021.95	3.08
Retail Class	1,000.00	1,021.80	3.23
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.36% for the Institutional Class, 0.46% for the Advisor Class, 0.54% for the Premier Class, 0.61% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2020
Corporate bonds	33.0
Foreign government & corporate bonds denominated in U.S. dollars	22.1
Municipal bonds	10.0
Mortgage-backed securities	9.3
U.S. agency securities	8.5
Commercial mortgage-backed securities	6.0
U.S. Treasury securities	5.9
Asset-backed securities	3.0
Bank loan obligations	0.2
Preferred stock	0.5
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Performance for the twelve months ended March 31, 2020

The Core Impact Bond Fund (formerly Social Choice Bond Fund) returned 4.74% for the Institutional Class, compared with the 8.93% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund utilizes certain environmental, social and governance criteria, while the benchmark does not. The performance table shows returns for all share classes of the Fund.

Fed took strong action to support economy and financial markets

The U.S. economy expanded at a steady pace for most of the period, but it was rattled by the effects of the COVID-19 pandemic, which hit the United States hard in March 2020. Containment efforts around the world have disrupted business and manufacturing operations, closed restaurants and retail stores and restricted travel. The unemployment rate, which had remained at historically low levels for much of the period, increased from 3.6% in April 2019 to 4.4% in March 2020. Core inflation, which measures all items except food and energy, rose 2.1% over the twelve months ended March 2020. Crude oil prices declined sharply from nearly $62 to $21 per barrel.

In March, the Federal Reserve responded to the crisis by taking swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. Meanwhile, the federal government enacted a massive stimulus measure to inject $2.2 trillion into the U.S. economy.

Fixed-income markets generated positive returns for the period in all major categories other than high-yield bonds. Strong gains over the first eleven months were tempered by weaker results in March 2020. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, performed best, followed by shorter-term bonds, U.S. Treasury inflation-protected securities (TIPS) and municipal bonds.

U.S. Treasuries and MBS drove the benchmark’s performance

All of the sectors within the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the twelve months. Treasury bonds, which made up 39.7% of the index at period-end, returned a robust 13.2%. U.S. Treasuries rallied sharply amid falling interest rates and a flight to safety during the latter weeks of the period. Mortgage-backed securities (MBS), the second-largest sector in the index with a weighting of 26.5%, gained 7.2%. Corporate bonds, which represented 24.9% of the benchmark at period-end, gained 5.0%. Smaller sectors, including government credit securities, government agency securities and commercial mortgage-backed securities, also delivered solid gains, returning 7.3%, 4.7% and 6.1%, respectively.

Fund advanced but lagged its benchmark

The Fund underperformed its benchmark over the twelve-month period. Unfavorable yield curve positioning among U.S. Treasury holdings—how the Fund was invested across different bond maturities—was the largest detractor from relative results. The Fund’s holdings in the MBS sector also detracted, as did overweight positions in the commercial mortgage-backed securities and asset-backed securities sectors.

By contrast, the Fund’s holdings of government agency securities and municipal bonds bolstered its relative performance. Fund positions in the corporate bond sector—its largest weighting—were also beneficial.

14	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2020

Core Impact Bond Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/21/12	4.74%	2.94%		3.39%		0.37%	0.37%
Advisor Class	12/4/15	4.64	2.87	†	3.34	†	0.44	0.44
Premier Class	9/21/12	4.57	2.79		3.24		0.55	0.55
Retirement Class	9/21/12	4.38	2.68		3.13		0.62	0.62
Retail Class	9/21/12	4.35	2.64		3.08		0.65	0.65
Bloomberg Barclays U.S. Aggregate Bond Index	—	8.93	3.36		3.03	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception September 21, 2012)

Ending amounts are as of March 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2020
Less than 1 year	4.9
1–3 years	18.5
3–5 years	22.6
5–10 years	29.0
Over 10 years	25.0
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2020
U.S. Treasury & U.S. agency securities*	23.2
Aaa/AAA	11.0
Aa/AA	14.6
A/A	23.1
Baa/BBB	20.5
Ba/BB	2.9
B/B	0.3
Below B/B	0.2
Non-rated	4.2
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2020
Net assets	$4.94 billion
Portfolio turnover rate	115%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	110%
Number of issues	1,088
Option-adjusted duration‡	5.93 years
Average maturity§	9.02 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	15

Core Plus Bond Fund

Expense example

Six months ended March 31, 2020

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Core Plus	value	value	(10/1/19–
Bond Fund	(10/1/19)	(3/31/20)	3/31/20)
Actual return
Institutional Class	$1,000.00	$ 981.10	$1.49
Advisor Class	1,000.00	981.69	1.83
Premier Class	1,000.00	981.29	2.23
Retirement Class	1,000.00	980.86	2.72
Retail Class	1,000.00	979.66	3.02
Class W	1,000.00	982.56	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.50	1.52
Advisor Class	1,000.00	1,023.15	1.87
Premier Class	1,000.00	1,022.75	2.28
Retirement Class	1,000.00	1,022.25	2.78
Retail Class	1,000.00	1,021.95	3.08
Class W	1,000.00	1,025.00	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.37% for the Advisor Class, 0.45% for the Premier Class, 0.55% for the Retirement Class, 0.61% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 3/31/2020
Corporate bonds	28.9
Mortgage-backed securities	21.3
Foreign government & corporate bonds denominated in U.S. dollars	12.5
U.S. Treasury securities	9.4
Commercial mortgage-backed securities	8.9
Asset-backed securities	7.0
Municipal bonds	4.9
Bank loan obligations	2.4
Short-term investments,
other assets & liabilities, net	4.7
Total	100.0

Performance for the twelve months ended March 31, 2020

The Core Plus Bond Fund (formerly the Bond Plus Fund) returned 3.31% for the Institutional Class, compared with the 8.93% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Fed took strong action to support economy and financial markets

The U.S. economy expanded at a steady pace for most of the period, but it was rattled by the effects of the COVID-19 pandemic, which hit the United States hard in March 2020. Containment efforts around the world have disrupted business and manufacturing operations, closed restaurants and retail stores and restricted travel. The unemployment rate, which had remained at historically low levels for much of the period, increased from 3.6% in April 2019 to 4.4% in March 2020. Core inflation, which measures all items except food and energy, rose 2.1% over the twelve months ended March 2020. Crude oil prices declined sharply from nearly $62 to $21 per barrel.

In March, the Federal Reserve responded to the crisis by taking swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. Meanwhile, the federal government enacted a massive stimulus measure to inject $2.2 trillion into the U.S. economy.

Fixed-income markets generated positive returns for the period in all major categories other than high-yield bonds. Strong gains over the first eleven months were tempered by weaker results in March 2020. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, performed best, followed by shorter-term bonds, U.S. Treasury inflation-protected securities (TIPS) and municipal bonds.

U.S. Treasuries and MBS drove the benchmark’s performance

All of the sectors within the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the twelve months. Treasury bonds, which made up 39.7% of the index at period-end, returned a robust 13.2%. U.S. Treasuries rallied sharply amid falling interest rates and a flight to safety during the latter weeks of the period. Mortgage-backed securities (MBS), the second-largest sector in the index with a weighting of 26.5%, gained 7.2%. Corporate bonds, which represented 24.9% of the benchmark at period-end, gained 5.0%. Smaller sectors, including government credit securities, government agency securities, and commercial mortgage-backed securities, also delivered solid gains, returning 7.3%, 4.7% and 6.1%, respectively.

Fund trailed its benchmark

The Fund’s return trailed that of its benchmark for the twelve-month period. Yield curve positioning within U.S. Treasuries—how the Fund was invested across different bond maturities—detracted most from relative performance. An overweight position in the corporate bond sector, which declined sharply in the final weeks of the period, was the second-largest detractor, followed by an overweight in asset-backed securities. Fund holdings in the MBS sector also limited its performance versus the benchmark.

On the positive side, the Fund’s position in the municipal bond sector bolstered its relative performance for the period.

16	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2020

Core Plus Bond Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	3.31%	2.90%		4.24%		0.30%	0.30%
Advisor Class	12/4/15	3.24	2.86	†	4.22	†	0.35	0.35
Premier Class	9/30/09	3.16	2.75		4.09		0.45	0.45
Retirement Class	3/31/06	3.06	2.66		3.99		0.55	0.55
Retail Class	3/31/06	2.90	2.58		3.92		0.62	0.62
Class W	9/28/18	3.52	2.99	†	4.29	†	0.31	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	8.93	3.36		3.88		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2020
Less than 1 year	5.4
1–3 years	16.0
3–5 years	30.9
5–10 years	29.7
Over 10 years	18.0
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2020
U.S. Treasury & U.S. agency securities*	30.3
Aaa/AAA	7.7
Aa/AA	6.9
A/A	17.5
Baa/BBB	24.2
Ba/BB	5.8
B/B	3.6
Below B/B	0.9
Non-rated	3.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2020
Net assets	$4.57 billion
Portfolio turnover rate	94%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	85%
Number of issues	1,692
Option-adjusted duration‡	5.32 years
Average maturity§	7.91 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	17

5–15 Year Laddered Tax-Exempt Bond Fund

Expense example

Six months ended March 31, 2020

			Expenses
			paid
5–15 Year	Beginning	Ending	during
Laddered	account	account	period*
Tax-Exempt	value	value	(10/1/19–
Bond Fund	(10/1/19)	(3/31/20)	3/31/20)
Actual return
Institutional Class	$1,000.00	$ 983.25	$1.49
Advisor Class	1,000.00	982.85	1.88
Retail Class	1,000.00	981.93	2.87
5% annual hypothetical return
Institutional Class	1,000.00	1,023.50	1.52
Advisor Class	1,000.00	1,023.10	1.92
Retail Class	1,000.00	1,022.10	2.93
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.38% for the Advisor Class and 0.58% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 3/31/2020
Municipal bonds	96.3
Short-term investments, other assets & liabilities, net	3.7
Total	100.0

Performance for the twelve months ended March 31, 2020

The 5–15 Year Laddered Tax-Exempt Bond Fund returned 2.21% for the Institutional Class, compared with the 4.00% return of its benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The performance table shows returns for all the share classes of the Fund.

Fed took strong action to support economy and financial markets

The U.S. economy expanded at a steady pace for most of the period, but it was rattled by the effects of the COVID-19 pandemic, which hit the United States hard in March 2020. Containment efforts around the world have disrupted business and manufacturing operations, closed restaurants and retail stores and restricted travel. The unemployment rate, which had remained at historically low levels for much of the period, increased from 3.6% in April 2019 to 4.4% in March 2020. Core inflation, which measures all items except food and energy, rose 2.1% over the twelve months ended March 2020. Crude oil prices declined sharply from nearly $62 to $21 per barrel.

In March, the Federal Reserve responded to the crisis by taking swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. Meanwhile, the federal government enacted a massive stimulus measure to inject $2.2 trillion into the U.S. economy.

Fixed-income markets generated positive returns for the period in all major categories other than high-yield bonds. Strong gains over the first eleven months were tempered by weaker results in March 2020. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, performed best, followed by shorter-term bonds, U.S. Treasury inflation-protected securities (TIPS) and municipal bonds.

Every benchmark sector gained ground

All of the sectors in the Bloomberg Barclays 10-Year Municipal Bond Index produced positive results for the twelve-month period. The housing sector generated the strongest gain with a return of 2.8%. The local general obligations (GO) and industrial development sectors were the next-best performers, with gains of 2.7% and 2.3%, respectively. State GO, the index’s largest sector by market capitalization at period-end, gained 2.2%. Transportation, the second-largest sector, returned 0.9%. The lease-backed sector posted the benchmark’s smallest advance with a gain of 0.5%.

On March 31, 2020, higher-rated 10-year AAA municipal bonds yielded 1.44%, compared with a 0.70% yield on the 10-year U.S. Treasury bond. New municipal issuance during the twelve-month period was $379 billion, up from $346 billion for the prior period, from April 1, 2018, through March 31, 2019.

Fund’s gains fell short of benchmark results

For the twelve-month period, the Fund underperformed its benchmark, primarily due to its positions in the state GO, industrial development and local GO sectors. However, the Fund’s relative performance benefited from its holdings in the health care, transportation and housing sectors.

18	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2020

5–15 Year Laddered Tax-Exempt Bond Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	2.21%	2.44%		3.48%		0.33%	0.30%
Advisor Class	12/4/15	2.14	2.41	†	3.46	†	0.43	0.41
Retail Class	3/31/06	1.93	2.14		3.21		0.61	0.59
Bloomberg Barclays 10-Year Municipal Bond Index	—	4.00	3.34		4.45		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2020
Less than 1 year	1.7
1–3 years	3.3
3–5 years	4.5
5–10 years	46.8
Over 10 years	43.7
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2020
Aaa/AAA	0.2
Aa/AA	16.3
A/A	48.2
Baa/BBB	20.4
Ba/BB	2.3
B/B	1.5
Non-rated	11.1
Total	100.0

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2020
Net assets	$270.39 million
Portfolio turnover rate	21%
Number of issues	229
Option-adjusted duration‡	5.40 years
Average maturity§	9.75 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	19

Green Bond Fund

Expense example

Six months ended March 31, 2020

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(10/1/19–
Green Bond Fund	(10/1/19)	(3/31/20)	3/31/20)
Actual return
Institutional Class	$1,000.00	$ 976.77	$2.22
Advisor Class	1,000.00	976.73	2.27
Premier Class	1,000.00	976.04	2.96
Retirement Class	1,000.00	975.95	3.06
Retail Class	1,000.00	975.45	3.56
5% annual hypothetical return
Institutional Class	1,000.00	1,022.75	2.28
Advisor Class	1,000.00	1,022.70	2.33
Premier Class	1,000.00	1,022.00	3.03
Retirement Class	1,000.00	1,021.90	3.13
Retail Class	1,000.00	1,021.40	3.64
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.45% for the Institutional Class, 0.46% for the Advisor Class, 0.60% for the Premier Class, 0.62% for the Retirement Class and 0.72% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 3/31/2020
Foreign government & corporate bonds denominated in U.S. dollars	29.4
Corporate bonds	29.1
Municipal bonds	13.4
Asset-backed securities	9.2
Commercial mortgage-backed securities	8.3
U.S. agency securities	4.1
Bank loan obligations	1.3
Preferred stock	1.9
Short-term investments, other assets & liabilities, net	3.3
Total	100.0

Performance for the twelve months ended March 31, 2020

The Green Bond Fund returned 2.94% for the Institutional Class, compared with the 6.72% return of its benchmark, the Bloomberg Barclays MSCI U.S. Green Bond Index. The performance table shows returns for all share classes of the Fund.

Fed took strong action to support economy and financial markets

The U.S. economy expanded at a steady pace for most of the period, but it was rattled by the effects of the COVID-19 pandemic, which hit the United States hard in March 2020. Containment efforts around the world have disrupted business and manufacturing operations, closed restaurants and retail stores and restricted travel. The unemployment rate, which had remained at historically low levels for much of the period, increased from 3.6% in April 2019 to 4.4% in March 2020. Core inflation, which measures all items except food and energy, rose 2.1% over the twelve months ended March 2020. Crude oil prices declined sharply from nearly $62 to $21 per barrel.

In March, the Federal Reserve responded to the crisis by taking swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. Meanwhile, the federal government enacted a massive stimulus measure to inject $2.2 trillion into the U.S. economy.

Fixed-income markets generated positive returns for the period in all major categories other than high-yield bonds. Strong gains over the first eleven months were tempered by weaker results in March 2020. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, performed best, followed by shorter-term bonds, U.S. Treasury inflation-protected securities (TIPS) and municipal bonds.

Corporate and government credit sectors drove benchmark’s performance

All of the sectors within the Bloomberg Barclays MSCI U.S. Green Bond Index posted positive returns for the twelve months. Corporate bonds, the largest sector in the index with a weighting of 48.8% at period-end, returned 5.9%. Corporate bonds benefited from strong economic growth for most of the period, but they declined sharply in the latter weeks in the wake of the COVID-19 coronavirus pandemic. Government credit securities, the index’s second-largest sector with a weighting of 31.6%, gained 8.3%. Government agency bonds, the benchmark’s third-largest sector at 17.8%, advanced 6.6%. Commercial mortgage-backed securities, which represent just 0.6% of the index, had the highest return, gaining 12.2%.

Fund trailed its benchmark

The Fund trailed its benchmark for the twelve-month period. The Fund’s holdings of government credit securities detracted most from its relative performance versus the index, and this was primarily due to yield curve positioning—how the fund was invested across different bond maturities in this sector. The Fund’s position in the corporate bond sector was the next-largest detractor, followed by its overweight position in asset-backed securities.

On the positive side, the Fund’s holdings of municipal bonds, which are not in the benchmark, bolstered its relative performance for the period.

20	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2020

Green Bond Fund		Total return	Average annual total return		Annual operating expenses*
	Inception date	1 year	since inception		gross	net
Institutional Class	11/16/18	2.94%	5.63%		1.05%	0.45%
Advisor Class	11/16/18	2.93	5.58		1.15	0.53
Premier Class	11/16/18	2.79	5.47		1.19	0.60
Retirement Class	11/16/18	2.77	5.46		1.30	0.70
Retail Class	11/16/18	2.69	5.37		1.53	0.80
Bloomberg Barclays MSCI U.S.Green Bond Index	—	6.72	9.11	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception November 16, 2018)

Ending amounts are as of March 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2020
Less than 1 year	2.0
1–3 years	18.2
3–5 years	20.7
5–10 years	36.2
Over 10 years	22.9
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2020
U.S. Treasury & U.S. agency securities*	4.2
Aaa/AAA	20.4
Aa/AA	14.9
A/A	26.0
Baa/BBB	14.9
Ba/BB	5.1
B/B	1.3
Below B/B	1.2
Non-rated	12.0
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2020
Net assets	$33.22 million
Portfolio turnover rate	37%
Number of issues	94
Option-adjusted duration‡	6.48 years
Average maturity§	9.36 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	21

High-Yield Fund

Expense example

Six months ended March 31, 2020

High-Yield Fund	Beginning account value (10/1/19)	Ending account value (3/31/20)	Expenses paid during period* (10/1/19– 3/31/20)
Actual return
Institutional Class	$1,000.00	$ 885.25	$1.65
Advisor Class	1,000.00	883.71	2.17
Premier Class	1,000.00	883.83	2.35
Retirement Class	1,000.00	883.24	2.82
Retail Class	1,000.00	882.64	2.97
Class W	1,000.00	886.80	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.25	1.77
Advisor Class	1,000.00	1,022.70	2.33
Premier Class	1,000.00	1,022.50	2.53
Retirement Class	1,000.00	1,022.00	3.03
Retail Class	1,000.00	1,021.85	3.18
Class W	1,000.00	1,025.00	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.35% for the Institutional Class, 0.46% for the Advisor Class, 0.50% for the Premier Class, 0.60% for the Retirement Class, 0.63% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2020
Corporate bonds	69.2
Foreign government & corporate bonds denominated in U.S. dollars	9.9
Bank loan obligations	7.1
Common stocks & rights	1.4
Short-term investments, other assets & liabilities, net	12.4
Total	100.0

Performance for the twelve months ended March 31, 2020

The High-Yield Fund returned –7.96% for the Institutional Class, compared with the –5.51% return of its benchmark, the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index. The performance table shows returns for all share classes of the Fund.

Fed took strong action to support economy and financial markets

The U.S. economy expanded at a steady pace for most of the period, but it was rattled by the effects of the COVID-19 pandemic, which hit the United States hard in March 2020. Containment efforts around the world have disrupted business and manufacturing operations, closed restaurants and retail stores and restricted travel. Core inflation, which measures all items except food and energy, rose 2.1% over the twelve months ended March 2020. Crude oil prices declined sharply from nearly $62 to $21 per barrel. The movement of oil prices can be influential due to the large representation of energy companies in the high-yield sector.

In March, the Federal Reserve responded to the crisis by taking swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. Meanwhile, the federal government enacted a massive stimulus measure to inject $2.2 trillion into the U.S. economy.

For the twelve-month period, high-yield bonds trailed the 8.93% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

Most sectors posted declines

For the twelve months, most high-yield bond sectors posted negative returns. Department stores, one of the benchmark’s smallest sectors on March 31, 2020, was the worst performer, returning –50.5%. The best performer was wireless telecommunications, advancing 10.1%.

High-yield bonds posted negative results across all credit quality tiers for the twelve months as investors favored higher-rated bonds, such as U.S. Treasuries, amid the uncertainty surrounding COVID-19 at period-end. Bonds rated “BB” and “B” returned –3.5% and –9.2%, respectively. Lower-quality bonds (those rated “CCC” and below) suffered a loss at –20.9%. New high-yield debt issuance totaled more than $275 billion for the twelve months, up substantially from the $160 billion for the same period in 2019, as volumes were particularly sizable in November and January. The U.S. issuer-weighted speculative grade default rate rose to 4.7% on March 31, 2020, from 2.7% (revised from 2.4%) a year earlier, according to Moody’s Investors Service.

Fund trailed its benchmark

For the twelve-month period, the Fund declined and trailed its benchmark as certain investment decisions did not perform as anticipated. Holdings in the energy sector detracted most from the Fund’s relative performance as oil and gas producers struggled amid substantial declines in oil prices. An out-of-benchmark holding in energy company California Resources and overweight positions in Denbury Resources, EP Energy and SM Energy were the largest detractors from relative returns.

These negative effects were partly offset by an overweight position in PetSmart as the retail pet supply chain produced sizable gains for the period. Not owning gas distributor DCP Midstream and Callon Petroleum was also beneficial, as was an overweight position in technology hardware and equipment company CommScope.

22	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2020

High-Yield Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	–7.96%	2.23%		5.27%		0.36%	0.36%
Advisor Class	12/4/15	–8.08	2.12	†	5.21	†	0.47	0.47
Premier Class	9/30/09	–8.09	2.10		5.13		0.51	0.51
Retirement Class	3/31/06	–8.19	1.98		5.01		0.61	0.61
Retail Class	3/31/06	–8.27	1.95		4.99		0.63	0.63
Class W	9/28/18	–7.64	2.33	†	5.32	†	0.36	0.00
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	—	–5.51	2.92		5.61		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2020
Less than 1 year	1.6
1–3 years	6.9
3–5 years	25.3
5–10 years	63.9
Over 10 years	2.3
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2020
Baa/BBB	0.1
Ba/BB	44.0
B/B	48.5
Below B/B	5.1
Non-rated	2.3
Total	100.0

Credit quality ratings are based on the ICE BofA Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Fund profile

as of 3/31/2020
Net assets	$3.25 billion
Portfolio turnover rate	42%
Number of issues	416
Option-adjusted duration‡	3.50 years
Average maturity§	5.48 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	23

Inflation-Linked Bond Fund

Expense example

Six months ended March 31, 2020

Inflation-Linked Bond Fund	Beginning account value (10/1/19)	Ending account value (3/31/20)	Expenses paid during period* (10/1/19– 3/31/20)
Actual return
Institutional Class	$1,000.00	$1,012.95	$1.16
Advisor Class	1,000.00	1,013.37	1.61
Premier Class	1,000.00	1,012.18	1.91
Retirement Class	1,000.00	1,012.42	2.41
Retail Class	1,000.00	1,011.68	2.77
Class W	1,000.00	1,014.14	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.85	1.16
Advisor Class	1,000.00	1,023.40	1.62
Premier Class	1,000.00	1,023.10	1.92
Retirement Class	1,000.00	1,022.60	2.43
Retail Class	1,000.00	1,022.25	2.78
Class W	1,000.00	1,025.00	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.23% for the Institutional Class, 0.32% for the Advisor Class, 0.38% for the Premier Class, 0.48% for the Retirement Class, 0.55% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2020
U.S. Treasury securities	95.6
U.S. agency securities	1.6
Mortgage-backed securities	1.2
Short-term investments, other assets & liabilities, net	1.6
Total	100.0

Performance for the twelve months ended March 31, 2020

The Inflation-Linked Bond Fund returned 4.36% for the Institutional Class, compared with the 4.50% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The performance table shows returns for all share classes of the Fund.

Fed took strong action to support economy and financial markets

The U.S. economy expanded at a steady pace for most of the period, but it was rattled by the effects of the COVID-19 pandemic, which hit the United States hard in March 2020. Containment efforts around the world have disrupted business and manufacturing operations, closed restaurants and retail stores and restricted travel. The unemployment rate, which had remained at historically low levels for much of the period, increased from 3.6% in April 2019 to 4.4% in March 2020. Core inflation, which measures all items except food and energy, rose 2.1% over the twelve months ended March 2020. Crude oil prices declined sharply from nearly $62 to $21 per barrel.

In March, the Federal Reserve responded to the crisis by taking swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. Meanwhile, the federal government enacted a massive stimulus measure to inject $2.2 trillion into the U.S. economy.

Fixed-income markets generated positive returns for the period in all major categories other than high-yield bonds. Strong gains over the first eleven months were tempered by weaker results in March 2020. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, performed best, followed by shorter-term bonds, U.S. Treasury inflation-protected securities and municipal bonds.

Inflation-protected bonds, as measured by the TIPS 1–10 Year index, advanced for the period but trailed the gains of the Bloomberg Barclays U.S. Aggregate Bond Index.

Fund trailed its benchmark

While the Fund posted gains for the twelve-month period, its return trailed that of its benchmark, primarily due to the effect of expenses. Within the Fund’s TIPS holdings, yield curve positioning—which measures how the Fund was invested across different bond maturities—detracted from relative performance. On the positive side, the Fund’s out-of-benchmark positions in mortgage-backed securities and government agency bonds boosted its performance versus the benchmark.

During the period, the Fund’s portfolio managers aligned the Fund’s duration—a measure of the Fund’s sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the Fund’s risk and reward characteristics to remain in line with those of its benchmark.

24	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2020

Inflation-Linked Bond Fund		Total return	Average annual total return				Annual operating expenses*
	Inception
	date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	4.36%	1.75%		2.90%		0.26%	0.26%
Advisor Class	12/4/15	4.38	1.69	†	2.87	†	0.36	0.36
Premier Class	9/30/09	4.26	1.60		2.75		0.41	0.41
Retirement Class	3/31/06	4.18	1.49		2.64		0.51	0.51
Retail Class	10/1/02	4.07	1.44		2.60		0.58	0.58
Class W	9/28/18	4.67	1.82	†	2.94	†	0.26	0.00
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	4.50	2.18		2.52		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2020
Less than 1 year	0.1
1–3 years	21.3
3–5 years	30.7
5–10 years	45.9
Over 10 years	2.0
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2020
U.S. Treasury & U.S. agency securities*	99.7
Non-rated	0.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2020
Net assets	$3.43 billion
Portfolio turnover rate	26%
Number of issues	49
Option-adjusted duration‡	4.96 years
Average maturity§	5.29 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	25

Short Duration Impact Bond Fund

Expense example

Six months ended March 31, 2020

Short Duration Impact Bond Fund	Beginning account value (10/1/19)	Ending account value (3/31/20)	Expenses paid during period* (10/1/19– 3/31/20)
Actual return
Institutional Class	$1,000.00	$ 983.38	$1.74
Advisor Class	1,000.00	983.36	1.74
Premier Class	1,000.00	982.64	2.48
Retirement Class	1,000.00	982.16	2.97
Retail Class	1,000.00	981.03	4.06
5% annual hypothetical return
Institutional Class	1,000.00	1,023.25	1.77
Advisor Class	1,000.00	1,023.25	1.77
Premier Class	1,000.00	1,022.50	2.53
Retirement Class	1,000.00	1,022.00	3.03
Retail Class	1,000.00	1,020.90	4.14
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.35% for the Institutional Class, 0.35% for the Advisor Class, 0.50% for the Premier Class, 0.60% for the Retirement Class and 0.82% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2020
Corporate bonds	31.8
Foreign government & corporate bonds denominated in U.S. dollars	25.7
U.S. Treasury securities	10.3
Municipal bonds	8.0
Asset-backed securities	7.0
U.S. agency securities	6.3
Commercial mortgage-backed securities	4.9
Bank loan obligations	1.5
Mortgage-backed securities	1.0
Short-term investments, other assets & liabilities, net	3.5
Total	100.0

Performance for the twelve months ended March 31, 2020

The Short Duration Impact Bond Fund returned 1.08% for the Institutional Class, compared with the 4.53% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index. The performance table shows returns for all share classes of the Fund.

Fed took strong action to support economy and financial markets

The U.S. economy expanded at a steady pace for most of the period, but it was rattled by the effects of the COVID-19 pandemic, which hit the United States hard in March 2020. Containment efforts around the world have disrupted business and manufacturing operations, closed restaurants and retail stores and restricted travel. The unemployment rate, which had remained at historically low levels for much of the period, increased from 3.6% in April 2019 to 4.4% in March 2020. Core inflation, which measures all items except food and energy, rose 2.1% over the twelve months ended March 2020. Crude oil prices declined sharply from nearly $62 to $21 per barrel.

In March, the Federal Reserve responded to the crisis by taking swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. Meanwhile, the federal government enacted a massive stimulus measure to inject $2.2 trillion into the U.S. economy.

Fixed-income markets generated positive returns for the period in all major categories other than high-yield bonds. Strong gains over the first eleven months were tempered by weaker results in March 2020. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, performed best, followed by shorter-term bonds, U.S. Treasury inflation-protected securities (TIPS) and municipal bonds.

Short-term Treasuries drove the benchmark’s performance

All of the sectors in the benchmark posted positive returns for the twelve-month period. Short-term Treasuries—by far the largest sector in the benchmark with a weighting of 66.3%—was the index’s best-performing component with a return of 5.4%. Government credit securities and government agency securities both slightly outpaced the benchmark’s return with gains of 4.9% and 4.7%, respectively. The short-term corporate bond sector made up almost one-quarter of the index on March 31, 2020, and it trailed the benchmark’s return with a gain of 1.8%.

Fund advanced but lagged its benchmark

The Fund underperformed its benchmark for the period, primarily due to unfavorable yield curve positioning—how it was invested across different bond maturities—in the U.S. Treasuries sector. An out-of-benchmark allocation to asset-backed securities and an overweight position in corporate bonds also detracted.

26	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2020

Short Duration Impact Bond Fund		Total return	Average annual total return		Annual operating expenses*
	Inception date	1 year	since inception		gross	net
Institutional Class	11/16/18	1.08%	2.25%		0.87%	0.35%
Advisor Class	11/16/18	1.07	2.20		0.97	0.43
Premier Class	11/16/18	0.93	2.09		1.02	0.50
Retirement Class	11/16/18	0.83	1.99		1.12	0.60
Retail Class	11/16/18	0.74	1.91		1.33	0.70
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index	—	4.53	4.85	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception November 16, 2018)

Ending amounts are as of March 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2020
Less than 1 year	10.1
1–3 years	41.2
3–5 years	42.8
5–10 years	5.5
Over 10 years	0.4
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2020
U.S. Treasury & U.S. agency securities*	17.6
Aaa/AAA	13.6
Aa/AA	14.9
A/A	19.2
Baa/BBB	23.2
Ba/BB	1.6
B/B	1.6
Non-rated	8.3
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2020
Net assets	$28.58 million
Portfolio turnover rate	103%
Number of issues	89
Option-adjusted duration‡	2.41 years
Average maturity§	3.19 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	27

Short-Term Bond Fund

Expense example

Six months ended March 31, 2020

Short-Term Bond Fund	Beginning account value (10/1/19)	Ending account value (3/31/20)	Expenses paid during period* (10/1/19– 3/31/20)
Actual return
Institutional Class	$1,000.00	$996.92	$1.35
Advisor Class	1,000.00	995.59	1.70
Premier Class	1,000.00	996.20	2.05
Retirement Class	1,000.00	995.69	2.59
Retail Class	1,000.00	995.46	2.79
Class W	1,000.00	998.24	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.65	1.37
Advisor Class	1,000.00	1,023.30	1.72
Premier Class	1,000.00	1,022.95	2.07
Retirement Class	1,000.00	1,022.40	2.63
Retail Class	1,000.00	1,022.20	2.83
Class W	1,000.00	1,025.00	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.27% for the Institutional Class, 0.34% for the Advisor Class, 0.41% for the Premier Class, 0.52% for the Retirement Class, 0.56% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2020
Foreign government & corporate bonds denominated in U.S. dollars	23.3
Corporate bonds	20.5
U.S. Treasury securities	19.6
Mortgage-backed securities	10.6
Commercial mortgage-backed securities	9.3
Asset-backed securities	8.1
U.S. agency securities	4.4
Municipal bonds	2.3
Bank loan obligations	1.2
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Performance for the twelve months ended March 31, 2020

The Short-Term Bond Fund returned 1.95% for the Institutional Class, compared with the 4.53% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the Fund.

Fed took strong action to support economy and financial markets

The U.S. economy expanded at a steady pace for most of the period, but it was rattled by the effects of the COVID-19 pandemic, which hit the United States hard in March 2020. Containment efforts around the world have disrupted business and manufacturing operations, closed restaurants and retail stores and restricted travel. The unemployment rate, which had remained at historically low levels for much of the period, increased from 3.6% in April 2019 to 4.4% in March 2020. Core inflation, which measures all items except food and energy, rose 2.1% over the twelve months ended March 2020. Crude oil prices declined sharply from nearly $62 to $21 per barrel.

In March, the Federal Reserve responded to the crisis by taking swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. Meanwhile, the federal government enacted a massive stimulus measure to inject $2.2 trillion into the U.S. economy.

Fixed-income markets generated positive returns for the period in all major categories other than high-yield bonds. Strong gains over the first eleven months were tempered by weaker results in March 2020. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, performed best, followed by shorter-term bonds, U.S. Treasury inflation-protected securities (TIPS) and municipal bonds.

Short-term Treasuries drove the benchmark’s performance

All of the sectors in the benchmark posted positive returns for the twelve-month period. Short-term Treasuries—by far the largest sector with a weighting of 66.3%—was the index’s best-performing component with a return of 5.4%. Government credit securities and government agency securities both slightly outpaced the benchmark’s return with gains of 4.9% and 4.7%, respectively. The short-term corporate bond sector made up almost one-quarter of the index on March 31, 2020, and it trailed the benchmark’s return with a gain of 1.8%.

Fund advanced but lagged its benchmark

The Fund underperformed its benchmark for the period, primarily due to unfavorable yield curve positioning—how it was invested across different bond maturities—in the U.S. Treasuries sector. Out-of-benchmark allocations to asset-backed securities and commercial mortgage-backed securities, as well as an underweight position in the government credit sector, also detracted.

On the positive side, the Fund’s holdings of government agency securities contributed most to its relative performance. Out-of-benchmark positions in mortgage-backed securities and municipals also proved constructive.

28	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2020

Short-Term Bond Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	1.95%	1.82%		2.09%		0.27%	0.27%
Advisor Class	12/4/15	1.76	1.75	†	2.05	†	0.40	0.40
Premier Class	9/30/09	1.80	1.67		1.93		0.42	0.42
Retirement Class	3/31/06	1.70	1.57		1.83		0.52	0.52
Retail Class	3/31/06	1.65	1.51		1.79		0.58	0.58
Class W	9/28/18	2.22	1.90	†	2.13	†	0.27	0.00
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index	—	4.53	1.90		1.62		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2020
Less than 1 year	18.0
1–3 years	55.6
3–5 years	16.7
5–10 years	8.4
Over 10 years	1.3
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2020
U.S. Treasury & U.S. agency securities*	29.6
Aaa/AAA	13.6
Aa/AA	14.7
A/A	16.2
Baa/BBB	17.8
Ba/BB	3.0
B/B	0.7
Below B/B	0.9
Non-rated	3.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2020
Net assets	$1.81 billion
Portfolio turnover rate	139%
Number of issues	453
Option-adjusted duration‡	2.05 years
Average maturity§	2.64 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	29

Short-Term Bond Index Fund

Expense example

Six months ended March 31, 2020

Short-Term Bond Index Fund	Beginning account value (10/1/19)	Ending account value (3/31/20)	Expenses paid during period* (10/1/19– 3/31/20)
Actual return
Institutional Class	$1,000.00	$1,022.63	$0.61
Advisor Class	1,000.00	1,021.85	1.36
Premier Class	1,000.00	1,021.89	1.36
Retirement Class	1,000.00	1,021.37	1.87
Retail Class	1,000.00	1,020.57	2.68
Class W	1,000.00	1,023.24	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.40	0.61
Advisor Class	1,000.00	1,023.65	1.37
Premier Class	1,000.00	1,023.65	1.37
Retirement Class	1,000.00	1,023.15	1.87
Retail Class	1,000.00	1,022.35	2.68
Class W	1,000.00	1,025.00	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.12% for the Institutional Class, 0.27% for the Advisor Class, 0.27% for the Premier Class, 0.37% for the Retirement Class, 0.53% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2020
U.S. Treasury securities	67.5
Corporate bonds	17.7
Foreign government & corporate bonds denominated in U.S. dollars	12.2
U.S. agency securities	2.0
Short-term investments,other assets & liabilities, net	0.6
Total	100.0

Performance for the twelve months ended March 31, 2020

The Short-Term Bond Index Fund returned 4.41% for the Institutional Class, compared with the 4.53% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the Fund.

Fed took strong action to support economy and financial markets

The U.S. economy expanded at a steady pace for most of the period, but it was rattled by the effects of the COVID-19 pandemic, which hit the United States hard in March 2020. Containment efforts around the world have disrupted business and manufacturing operations, closed restaurants and retail stores and restricted travel. The unemployment rate, which had remained at historically low levels for much of the period, increased from 3.6% in April 2019 to 4.4% in March 2020. Core inflation, which measures all items except food and energy, rose 2.1% over the twelve months ended March 2020. Crude oil prices declined sharply from nearly $62 to $21 per barrel.

In March, the Federal Reserve responded to the crisis by taking swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. Meanwhile, the federal government enacted a massive stimulus measure to inject $2.2 trillion into the U.S. economy.

Fixed-income markets generated positive returns for the period in all major categories other than high-yield bonds. Strong gains over the first eleven months were tempered by weaker results in March 2020. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, performed best, followed by shorter-term bonds, U.S. Treasury inflation-protected securities (TIPS) and municipal bonds.

Short-term Treasuries drove the benchmark’s performance

All of the sectors in the benchmark posted positive returns for the twelve-month period. Short-term Treasuries—by far the largest sector with a weighting of 66.3%—was the index’s best-performing component with a return of 5.4%. Government credit securities and government agency securities both slightly outpaced the benchmark’s return with gains of 4.9% and 4.7%, respectively. The short-term corporate bond sector made up almost one-quarter of the index on March 31, 2020, and it trailed the benchmark’s return with a gain of 1.8%.

Fund advanced but lagged its benchmark

For the twelve months, the Fund underperformed its benchmark. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.

The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the Fund may also invest in securities not held in the index, but which have investment characteristics that are similar to securities held in the index. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

30	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2020

Short-Term Bond Index Fund		Total return	Average annual total return		Annual operating expenses*
	Inception		since
	date	1 year	inception		gross	net
Institutional Class	8/7/15	4.41%	1.86%		0.15%	0.12%
Advisor Class	12/4/15	4.25	1.76	†	0.29	0.26
Premier Class	8/7/15	4.25	1.69		0.31	0.27
Retirement Class	8/7/15	4.15	1.61		0.40	0.37
Retail Class	8/7/15	4.05	1.52		0.58	0.44
Class W	9/28/18	4.53	1.90	†	0.14	0.00
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index	—	4.53	2.02	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception August 7, 2015)

Ending amounts are as of March 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2020
Less than 1 year	4.1
1–3 years	95.1
3–5 years	0.8
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2020
U.S. Treasury & U.S. agency securities*	68.7
Aaa/AAA	5.2
Aa/AA	5.2
A/A	11.7
Baa/BBB	9.2
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2020
Net assets	$674.68 million
Portfolio turnover rate	66%
Number of issues	676
Option-adjusted duration‡	1.83 years
Average maturity§	1.92 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	31

Money Market Fund

Expense example

Six months ended March 31, 2020

Money Market Fund	Beginning account value (10/1/19)	Ending account value (3/31/20)	Expenses paid during period* (10/1/19– 3/31/20)
Actual return
Institutional Class	$1,000.00	$1,007.58	$0.65
Advisor Class	1,000.00	1,008.07	0.55
Premier Class	1,000.00	1,006.85	1.40
Retirement Class	1,000.00	1,006.85	1.40
Retail Class	1,000.00	1,005.94	2.31
5% annual hypothetical return
Institutional Class	1,000.00	1,024.35	0.66
Advisor Class	1,000.00	1,024.45	0.56
Premier Class	1,000.00	1,023.60	1.42
Retirement Class	1,000.00	1,023.60	1.42
Retail Class	1,000.00	1,022.70	2.33

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.13% for the Institutional Class, 0.11% for the Advisor Class, 0.28% for the Premier Class, 0.28% for the Retirement Class and 0.46% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2020
U.S. government agency securities*	66.3
Floating-rate securities, government*	22.5
U.S. Treasury securities*	11.7
Other assets & liabilities, net	–0.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Performance for the twelve months ended March 31, 2020

The Money Market Fund returned 1.87% for the Institutional Class, compared with the 1.55% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. The performance table shows returns for all share classes of the Fund.

Fed takes strong action to support economy and financial markets

The U.S. economy expanded at a steady pace for most of the period, but it was rattled by the effects of the COVID-19 pandemic, which hit the United States hard in March 2020. Containment efforts around the world have disrupted business and manufacturing operations, closed restaurants and retail stores and restricted travel.

In March, the Federal Reserve responded to the crisis by taking swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. Meanwhile, the federal government enacted a massive stimulus measure to inject $2.2 trillion into the U.S. economy.

The Fed’s actions pushed yields on the short-term government securities in which the Fund invests sharply lower. The “secured overnight financing rate” (SOFR), which represents dealer transactions in Treasury collateralized overnight repurchase agreements, has become widely accepted by government agencies as a key indicator of short-term government money market rates. Over the twelve-month period, SOFR declined from 2.46% on April 1, 2019, to 0.01% on March 31, 2020.

Money market funds saw a surge in new investments

Due to extreme equity and bond market volatility at the end of the period, government-only money market funds attracted significant assets in the final three months as investors sought the quality and relative safety of these investments. Assets in the Money Market Fund increased to $2.2 billion. However, this large influx of money into the Fund was subsequently invested in the current low-rate environment, resulting in a decline in the portfolio yield, which is likely to persist for the foreseeable future.

Fund outperformed the iMoneyNet average

For the period, the return of the Money Market Fund surpassed that of the iMoneyNet government fund average. In pursuit of additional yield, management continued its strategy of holding longer-dated floating-rate government agency paper, which was beneficial for the majority of the period. As of March 31, 2020, the Fund’s weighted average maturity was 49 days, versus 37 days for the iMoneyNet government fund average. This positioning also helped the Fund’s performance for most of the period.

32	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2020

Money Market Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	1.87%	1.04%		0.54%		0.14%	0.14%
Advisor Class	12/4/15	1.86	1.03	†	0.53	†	0.24	0.24
Premier Class	9/30/09	1.73	0.91		0.45		0.29	0.29
Retirement Class	3/31/06	1.72	0.87		0.43		0.39	0.39
Retail Class	3/31/06	1.54	0.77		0.38		0.48	0.48
iMoneyNet Money Fund Averages™—All Government§	—	1.55	0.80		0.41		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
§	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Net annualized yield

(for the 7 days ended March 31, 2020)‡

	Current	Effective
	yield	yield
Money Market Fund
Institutional Class	0.77%	0.77%
Advisor Class	0.75	0.75
Premier Class	0.61	0.61
Retirement Class	0.61	0.61
Retail Class	0.43	0.43
iMoneyNet Money Fund Averages™—All Government§	0.22	0.22

The current yield more closely reflects current earnings than does the total return.

‡	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Fund profile

as of 3/31/2020
Net assets	$2.20 billion
Number of issues	128

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	33

Summary portfolio of investments

Bond Index Fund  ■  March 31, 2020

Principal	Issuer	Value	% of net assets
BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS		$17,531,688	0.1%
BANKS		675,523,819	4.1
CAPITAL GOODS		181,182,709	1.1
COMMERCIAL & PROFESSIONAL SERVICES		48,424,671	0.3
CONSUMER DURABLES & APPAREL		12,568,562	0.1
CONSUMER SERVICES		76,344,736	0.5
DIVERSIFIED FINANCIALS		477,523,945	2.9
ENERGY		336,306,901	2.0
FOOD & STAPLES RETAILING		93,871,256	0.6
FOOD, BEVERAGE & TOBACCO		167,641,395	1.0
HEALTH CARE EQUIPMENT & SERVICES		157,065,574	0.9
HOUSEHOLD & PERSONAL PRODUCTS		23,470,141	0.1
INSURANCE		127,855,689	0.8
MATERIALS		124,289,368	0.7
MEDIA & ENTERTAINMENT		149,332,561	0.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		246,012,975	1.5
REAL ESTATE		135,665,594	0.8
RETAILING		93,086,833	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		45,915,330	0.3
SOFTWARE & SERVICES		160,812,427	0.9
TECHNOLOGY HARDWARE & EQUIPMENT		132,117,111	0.8
TELECOMMUNICATION SERVICES		174,675,143	1.1
TRANSPORTATION		103,261,377	0.6
UTILITIES		335,493,309	2.0

	TOTAL CORPORATE BONDS (Cost $4,013,953,621)	4,095,973,114	24.7

GOVERNMENT BONDS

AGENCY SECURITIES		183,347,041	1.1
FOREIGN GOVERNMENT BONDS		638,168,090	3.8
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
$60,300,431	2.500%, 07/01/33	62,644,214	0.4
1,032,159,221	2.500%–8.000%, 05/01/20–05/01/49	1,098,043,191	6.5
	Federal National Mortgage Association (FNMA)
71,652,306	3.000%, 01/01/47	75,516,522	0.5
56,541,807	3.000%, 09/01/49	59,255,979	0.4
1,798,157,306	2.000%–8.000%, 04/01/20–07/01/55	1,911,563,315	11.5
Principal	Issuer	Value	% of net assets
MORTGAGE BACKED—continued
	Government National Mortgage Association (GNMA)
$61,592,015	4.500%, 04/20/49	$65,390,530	0.4%
1,022,177,776	2.500%–8.500%, 01/20/24–11/20/49	1,092,804,634	6.6
	Other	52,465,785	0.4
		4,417,684,170	26.7
MUNICIPAL BONDS		125,823,208	0.8
U.S. TREASURY SECURITIES
	United States Treasury Bond
214,483,000	3.500%, 02/15/39	305,345,036	1.8
44,850,000	4.375%, 11/15/39	70,962,861	0.4
104,300,000	3.125%, 11/15/41	142,430,614	0.9
45,000,000	2.750%, 11/15/47	59,563,476	0.4
38,500,000	3.000%, 02/15/48	53,293,926	0.3
48,500,000	3.125%, 05/15/48	68,767,695	0.4
132,500,000	3.000%, 02/15/49	184,770,215	1.1
46,000,000	2.375%, 11/15/49	57,413,750	0.3
422,370,000	2.250%–5.000%, 02/15/36–08/15/49	594,335,137	3.7
	United States Treasury Note
90,025,000	1.375%, 05/31/21	91,340,209	0.5
78,000,000	1.625%, 06/30/21	79,438,125	0.5
60,000,000	1.875%, 02/28/22	61,889,063	0.4
100,000,000	0.375%, 03/31/22	100,265,625	0.6
92,000,000	1.875%, 04/30/22	95,122,969	0.6
63,000,000	1.875%, 07/31/22	65,345,273	0.4
55,000,000	1.625%, 08/31/22	56,806,836	0.3
65,000,000	2.000%, 10/31/22	67,904,688	0.4
108,000,000	2.000%, 11/30/22	112,935,937	0.7
60,000,000	2.625%, 02/28/23	64,082,813	0.4
80,000,000	2.500%, 03/31/23	85,287,500	0.5
80,000,000	2.750%, 05/31/23	86,193,750	0.5
91,500,000	2.625%, 06/30/23	98,380,371	0.6
80,000,000	2.750%, 07/31/23	86,493,750	0.5
116,000,000	2.750%, 08/31/23	125,588,125	0.8
65,000,000	2.875%, 11/30/23	71,075,976	0.4
55,000,000	2.625%, 12/31/23	59,739,453	0.4
129,300,000	2.500%, 01/31/24	140,002,606	0.8
70,000,000	2.375%, 02/29/24	75,624,609	0.5
325,000,000	2.125%, 03/31/24	348,080,077	2.1
174,000,000	2.250%, 04/30/24	187,457,813	1.1
111,500,000	2.000%, 05/31/24	119,130,781	0.7
152,000,000	1.750%, 06/30/24	160,977,500	1.0
212,000,000	1.750%, 07/31/24	224,662,031	1.4
81,000,000	1.500%, 09/30/24	85,119,610	0.5
90,500,000	1.500%, 10/31/24	95,184,082	0.6
61,900,000	1.500%, 11/30/24	65,190,855	0.4
75,000,000	1.750%, 12/31/24	79,866,211	0.5
75,000,000	0.500%, 03/31/25	75,474,609	0.5
50,000,000	2.250%, 03/31/26	55,191,406	0.3
71,000,000	1.625%, 09/30/26	75,997,734	0.5
89,500,000	1.750%, 12/31/26	96,687,969	0.6
47,000,000	2.750%, 02/15/28	54,815,586	0.3
66,000,000	2.875%, 05/15/28	77,849,063	0.5
85,000,000	3.125%, 11/15/28	102,650,781	0.6
50,000,000	2.625%, 02/15/29	58,464,844	0.3
92,000,000	2.375%, 05/15/29	105,871,875	0.6
103,000,000	1.500%, 02/15/30	111,038,829	0.7
1,038,494,100	1.125%–8.000%, 04/15/21–02/15/50	1,096,954,547	6.6
		6,437,066,591	38.9
	TOTAL GOVERNMENT BONDS (Cost $10,910,178,977)	11,802,089,100	71.3

34	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Index Fund  ■  March 31, 2020

Principal	Issuer	Value	% of net assets
STRUCTURED ASSETS

ASSET BACKED		$129,066,316	0.8%
OTHER MORTGAGE BACKED		323,421,826	1.9
	TOTAL STRUCTURED ASSETS (Cost $448,540,211)	452,488,142	2.7
	TOTAL BONDS (Cost $15,372,672,809)	16,350,550,356	98.7

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		33,761,510	0.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $33,765,642)	33,761,510	0.2
	TOTAL PORTFOLIO (Cost $15,406,438,451)	16,384,311,866	98.9
	OTHER ASSETS & LIABILITIES, NET	175,649,315	1.1
	NET ASSETS	$16,559,961,181	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $121,345,562 or 0.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	35

Summary portfolio of investments

Core Bond Fund  ■  March 31, 2020

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS		$1,765,321	0.0%
BANKS		755,049	0.0
CAPITAL GOODS		4,034,124	0.1
COMMERCIAL & PROFESSIONAL SERVICES		15,629,337	0.2
CONSUMER DURABLES & APPAREL		1,151,535	0.0
CONSUMER SERVICES		7,884,886	0.1
DIVERSIFIED FINANCIALS		554,445	0.0
ENERGY		2,989,363	0.1
FOOD, BEVERAGE & TOBACCO		1,064,807	0.0
HEALTH CARE EQUIPMENT & SERVICES		16,705,568	0.3
INSURANCE		7,994,956	0.1
MATERIALS		12,966,199	0.2
MEDIA & ENTERTAINMENT		4,790,859	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		6,651,547	0.1
REAL ESTATE		1,502,906	0.0
RETAILING		1,054,535	0.0
SOFTWARE & SERVICES		2,441,220	0.0
TECHNOLOGY HARDWARE & EQUIPMENT		6,223,540	0.1
TELECOMMUNICATION SERVICES		3,879,443	0.1
TRANSPORTATION		3,701,482	0.1
UTILITIES		6,128,637	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $124,339,777)	109,869,759	1.7

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS		19,161,460	0.3

BANKS
	Bank of America Corp
$20,300,000	2.456%, 10/22/25	20,471,751	0.3
26,650,000	2.496%, 02/13/31	25,568,518	0.4
78,885,000	2.884%–6.100%, 03/05/24–09/17/68	82,940,433	1.3
	Citigroup, Inc
32,075,000	2.666%, 01/29/31	31,122,217	0.5
	JPMorgan Chase & Co
19,405,000	3.702%, 05/06/30	20,841,532	0.3
18,950,000	2.739%, 10/15/30	19,029,398	0.3
	JPMorgan Chase Bank NA
26,075,000	3.086%, 04/26/21	26,064,130	0.4
	Other	338,541,765	5.1
		564,579,744	8.6
CAPITAL GOODS		75,177,806	1.1
COMMERCIAL & PROFESSIONAL SERVICES		39,010,542	0.5
CONSUMER DURABLES & APPAREL		2,122,183	0.0
Principal		Issuer	Value	% of net assets
CONSUMER SERVICES			$25,856,436	0.4%
DIVERSIFIED FINANCIALS			256,377,117	3.9
ENERGY			181,966,615	2.8
FOOD & STAPLES RETAILING			114,034,228	1.7
FOOD, BEVERAGE & TOBACCO			70,209,133	1.0
HEALTH CARE EQUIPMENT & SERVICES			48,989,302	0.8
HOUSEHOLD & PERSONAL PRODUCTS			597,676	0.0
INSURANCE			78,270,295	1.2
MATERIALS			62,909,992	1.0
MEDIA & ENTERTAINMENT
		Comcast Corp
$53,500,000		2.350%–4.700%, 04/15/24–02/01/50	59,482,500	1.0
		Other	63,444,873	0.9
			122,927,373	1.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Bristol-Myers Squibb Co
18,950,000	g	3.400%, 07/26/29	20,824,196	0.3
		Other	76,316,856	1.1
			97,141,052	1.4
REAL ESTATE			134,208,372	2.0
RETAILING			27,000,791	0.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			20,679,241	0.3
SOFTWARE & SERVICES
		Microsoft Corp
19,000,000		2.400%, 08/08/26	20,093,426	0.3
		Other	80,144,986	1.2
			100,238,412	1.5
TECHNOLOGY HARDWARE & EQUIPMENT
		Apple, Inc
19,975,000		2.050%, 09/11/26	20,604,477	0.3
		Other	53,712,046	0.8
			74,316,523	1.1
TELECOMMUNICATION SERVICES
		AT&T, Inc
73,386,000		2.950%–4.900%, 03/15/22–03/09/49	78,157,290	1.3
		Verizon Communications, Inc
22,336,000		4.329%, 09/21/28	25,739,994	0.4
		Other	62,695,264	0.9
			166,592,548	2.6
TRANSPORTATION			72,946,361	1.1
UTILITIES			183,357,567	2.8
	TOTAL CORPORATE BONDS (Cost $2,560,733,621)		2,538,670,769	38.4

36	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Core Bond Fund  ■  March 31, 2020

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS

AGENCY SECURITIES			$30,390,952	0.5%

FOREIGN GOVERNMENT BONDS			191,681,711	2.9

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
$22,180,826		3.500%, 08/01/45	23,881,949	0.4
27,043,993		3.500%, 10/01/45	29,017,130	0.4
31,576,806		3.500%, 08/01/46	33,881,005	0.5
28,098,056		3.000%, 02/01/47	29,636,928	0.5
22,125,127		3.500%, 03/01/48	23,735,890	0.4
19,504,830		4.000%, 03/01/48	21,226,106	0.3
23,699,078		4.500%, 08/01/48	25,961,933	0.4
		Federal National Mortgage Association (FNMA)
18,514,102		3.500%, 07/01/46	19,874,196	0.3
19,703,195		3.000%, 11/01/46	20,787,436	0.3
27,477,276		4.000%, 12/01/47	29,905,375	0.5
26,786,932		3.000%, 02/25/48	28,341,466	0.4
54,000,000	h	3.000%, 04/25/49	56,626,172	0.9
291,361,567	h	2.500%–8.000%, 07/25/20–04/01/50	300,105,110	4.6
		Other	120,767,121	1.7
			763,747,817	11.6

MUNICIPAL BONDS
		Florida Hurricane Catastrophe Fund Finance Corp
22,175,000		2.995%, 07/01/20	22,154,377	0.3
		State of Illinois
21,060,000		5.100%, 06/01/33	20,904,788	0.3
		Other	278,343,883	4.3
			321,403,048	4.9

U.S. TREASURY SECURITIES
		United States Treasury Bond
60,875,000		3.500%, 02/15/39	86,663,647	1.3
16,015,000		3.875%, 08/15/40	24,030,007	0.4
51,285,000		2.750%, 11/15/47	67,882,509	1.0
68,790,000		3.000%, 02/15/48	95,223,095	1.4
19,070,000		3.000%, 08/15/48	26,514,749	0.4
64,641,000		3.375%, 11/15/48	95,971,685	1.5
61,806,000		2.375%–4.750%, 02/15/36–11/15/49	84,434,691	1.3
		United States Treasury Inflation Indexed Bonds
18,818,048	k	0.500%, 04/15/24	19,093,343	0.3
		United States Treasury Note
25,930,000		0.500%, 03/15/23	26,092,062	0.4
		Other	53,556,173	0.8
			579,461,961	8.8
	TOTAL GOVERNMENT BONDS (Cost $1,728,615,751)		1,886,685,489	28.7

STRUCTURED ASSETS

ASSET BACKED
		American Express Credit Account Master Trust
		Series - 2019 2 (Class A)
26,900,000		2.670%, 11/15/24	27,644,735	0.4
		Chase Issuance Trust
		Series - 2020 A1 (Class A1)
30,105,000		1.530%, 01/15/25	30,303,675	0.5
Principal		Issuer	Value	% of net assets
ASSET BACKED—continued
		Taco Bell Funding LLC
		Series - 2018 1A (Class A2I)
$19,009,375	g	4.318%, 11/25/48	$18,534,331	0.3%
		Verizon Owner Trust
		Series - 2020 A (Class A1A)
28,300,000		1.850%, 07/22/24	27,606,973	0.4
		Other	592,228,118	8.9
			696,317,832	10.5
OTHER MORTGAGE BACKED
		COMM Mortgage Trust
99,859,601	g,i	2.853%–5.288%, 10/10/29–08/15/57	96,364,186	1.5
		Other	665,785,362	10.0
			762,149,548	11.5
	TOTAL STRUCTURED ASSETS (Cost $1,524,851,267)		1,458,467,380	22.0
	TOTAL BONDS (Cost $5,814,200,639)		5,883,823,638	89.1

Shares		Company

COMMON STOCKS

ENERGY			28,118	0.0
	TOTAL COMMON STOCKS (Cost $133,601)		28,118	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Agricultural Mortgage Corp (FAMC)
25,000,000		0.610%, 04/30/20	24,998,590	0.4
		Federal Farm Credit Bank (FFCB)
20,000,000		0.500%, 04/13/20	19,999,533	0.3
50,000,000		0.480%, 05/14/20	49,995,820	0.8
		Federal Home Loan Bank (FHLB)
56,080,000		0.700%, 04/13/20	56,078,692	0.8
30,433,000		0.200%, 07/20/20	30,424,631	0.4
25,000,000		0.130%, 07/24/20	24,992,875	0.4
25,000,000		0.150%, 07/31/20	24,992,438	0.4
20,000,000		0.270%, 09/15/20	19,987,939	0.3
20,000,000		0.060%, 10/01/20	19,985,767	0.3
20,000,000		0.170%, 03/08/21	19,967,794	0.3
		Federal Home Loan Mortgage Corp (FHLMC)
20,000,000		0.100%, 08/19/20	19,991,444	0.3
		Federal National Mortgage Association (FNMA)
20,000,000		0.200%, 10/16/20	19,984,600	0.3
25,000,000		0.120%, 12/15/20	24,973,125	0.4
		Other	105,863,100	1.6
			462,236,348	7.0

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	37

Summary portfolio of investments	continued

Core Bond Fund  ■  March 31, 2020

Principal	Issuer	Value	% of net assets
TREASURY DEBT
	United States Treasury Bill
$25,000,000	0.510%, 04/09/20	$24,999,708	0.4%
	Other	10,245,641	0.1
		35,245,349	0.5

	TOTAL SHORT-TERM INVESTMENTS (Cost $497,227,520)	497,481,697	7.5
	TOTAL PORTFOLIO (Cost $6,435,901,537)	6,491,203,212	98.3
	OTHER ASSETS & LIABILITIES, NET	112,845,582	1.7
	NET ASSETS	$6,604,048,794	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/20, the aggregate value of these securities, including those in “Other,” is $1,234,853,473 or 18.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of March 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
US 10 Year Note (CBT)	7	06/19/20	$955,299	$970,813	$15,514

Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$4,268	EUR	3,825	Citibank, N.A.	04/27/20	$44
	$3,672,060	EUR	3,370,469	Citibank, N.A.	05/18/20	(52,319)
Total						$(52,275)
	$3,849,123	EUR	3,471,175	Toronto Dominion Bank	04/27/20	$16,563
Total						$(35,712)

Abbreviation(s):

EUR	Euro

38	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Core Bond Fund  ■  March 31, 2020

Centrally cleared credit default swap contracts outstanding as of March 31, 2020 were as follows:

PURCHASED

								Unrealized
Reference	Terms of payments	Terms of payments		Maturity	Notional		Variation	appreciation
entity	to be paid	to be received	Counterparty	date	amount	(1)	margin	(depreciation	)
CDX-NAHYS33V3-5Y	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	12/20/24	$14,210,000		$223,150	$444,624
CDX-NAHYS34V1-5Y	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/25	14,500,000		224,292	291,129
Total							$447,442	$735,753

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

SOLD

								Unrealized
Reference	Terms of payments	Terms of payments		Maturity	Notional		Variation	appreciation
entity	to be paid	to be received	Counterparty	date	amount	(1)	margin	(depreciation	)
CDX-NAHYS33V3-5Y	Credit event as specified in contract	5.000%	Citigroup Global Markets, Inc	12/20/24	$14,210,000		$(223,235)	$(298,389)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	39

Summary portfolio of investments

Core Impact Bond Fund  ■  March 31, 2020

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

COMMERCIAL & PROFESSIONAL SERVICES			$1,791,805	0.0%
MATERIALS			2,216,159	0.1
TECHNOLOGY HARDWARE & EQUIPMENT			1,676,687	0.0
UTILITIES			4,275,348	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $11,114,634)		9,959,999	0.2

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			30,660,347	0.6
BANKS
		Bank of America Corp
$20,700,000		2.456%, 10/22/25	20,875,135	0.4
		Bank of Montreal
15,750,000	i	1.398%, 09/11/22, LIBOR 3 M + 0.630%	14,965,650	0.3
16,750,000	i	0.818%, 03/10/23, SOFR + 0.680%	15,305,145	0.3
		Bank of Nova Scotia
15,500,000		2.700%, 08/03/26	15,631,994	0.3
		Canadian Imperial Bank of Commerce
17,250,000		2.250%, 01/28/25	17,048,705	0.4
		Citizens Financial Group, Inc
20,000,000		2.850%, 07/27/26	19,506,915	0.4
		ING Groep NV
14,850,000	g	4.625%, 01/06/26	15,651,290	0.3
		National Bank of Canada
15,250,000	g	2.150%, 10/07/22	15,109,634	0.3
		Other	443,443,640	9.0
			577,538,108	11.7
CAPITAL GOODS			37,430,026	0.8
COMMERCIAL & PROFESSIONAL SERVICES
		Standard Chartered plc
17,125,000	g	4.644%, 04/01/31	17,560,660	0.3
		Other	39,011,184	0.8
			56,571,844	1.1
CONSUMER SERVICES
		Starbucks Corp
17,495,000		4.450%, 08/15/49	19,993,749	0.4
		Other	75,746,658	1.5
			95,740,407	1.9
DIVERSIFIED FINANCIALS
		Toyota Motor Credit Corp
17,950,000		2.900%, 03/30/23	18,062,651	0.4
		Unilever Capital Corp
24,750,000		2.000%, 07/28/26	24,691,100	0.5
		Other	197,108,006	4.0
			239,861,757	4.9
ENERGY			129,168,994	2.6
FOOD, BEVERAGE & TOBACCO			36,559,640	0.8
Principal		Issuer	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES			$29,281,334	0.5%
HOUSEHOLD & PERSONAL PRODUCTS			35,207,229	0.7
INSURANCE			24,256,191	0.5
MATERIALS
		3M Co
$14,500,000		2.000%, 02/14/25	14,922,743	0.3
		Other	131,020,106	2.6
			145,942,849	2.9
MEDIA & ENTERTAINMENT			2,970,577	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			75,777,097	1.5
REAL ESTATE			75,434,971	1.5
RETAILING
		Home Depot, Inc
16,050,000		2.700%, 04/15/30	16,357,126	0.3
16,000,000		3.300%, 04/15/40	16,409,093	0.3
14,300,000		3.350%, 04/15/50	15,549,220	0.3
		Other	52,615,779	1.1
			100,931,218	2.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,723,359	0.2
SOFTWARE & SERVICES
		International Business Machines Corp
23,000,000	i	2.107%, 05/13/21, LIBOR 3 M + 0.400%	22,809,031	0.5
			22,809,031	0.5
TECHNOLOGY HARDWARE & EQUIPMENT			6,221,273	0.1
TELECOMMUNICATION SERVICES
		Telefonica Emisiones SAU
12,000,000		5.520%, 03/01/49	14,081,414	0.3
		Other	8,973,731	0.2
			23,055,145	0.5
TRANSPORTATION
		Canadian Pacific Railway Co
18,379,000		2.050%, 03/05/30	17,065,893	0.3
		Delta Air Lines, Inc
15,700,000		3.404%, 04/25/24	15,072,477	0.3
18,350,000		2.900%, 10/28/24	14,687,124	0.3
		Other	102,751,907	2.1
			149,577,401	3.0
UTILITIES
		Hanwha Energy USA Holdings Corp
13,850,000	g	2.375%, 07/30/22	13,775,677	0.3
		Public Service Co of Colorado
17,025,000		3.200%, 03/01/50	17,227,617	0.3
		Spectra Energy Partners LP
15,479,000	i	2.014%, 06/05/20, LIBOR 3 M + 0.700%	15,313,801	0.3
		Other	380,613,604	7.7
			426,930,699	8.6
	TOTAL CORPORATE BONDS (Cost $2,345,978,959)		2,330,649,497	47.0

40	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Core Impact Bond Fund  ■  March 31, 2020

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
$14,000,000		1.500%, 02/12/25	$14,611,506	0.3%
		NCUA Guaranteed Notes
16,423,000		3.450%, 06/12/21	16,640,232	0.3
		Overseas Private Investment Corp (OPIC)
15,000,000		2.360%, 10/15/29	15,955,619	0.3
85,577,875		0.000%–4.140%, 07/17/21–07/15/38	94,530,510	1.9
		Other	277,529,900	5.7
			419,267,767	8.5
FOREIGN GOVERNMENT BONDS
		European Bank for Reconstruction & Development
15,000,000		1.625%, 09/27/24	15,666,053	0.3
		OMERS Finance Trust
13,000,000	g	2.500%, 05/02/24	13,902,563	0.3
		Other	329,785,787	6.7
			359,354,403	7.3
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
19,067,776		3.500%, 03/01/48	20,455,956	0.4
		Federal National Mortgage Association (FNMA)
17,483,156		3.000%, 11/01/46	18,445,231	0.4
28,979,978	h	4.000%, 04/01/48	31,068,881	0.6
26,440,703		4.500%, 07/01/48	28,477,875	0.6
36,313,945		3.000%, 12/01/49	38,062,268	0.8
147,592,170	h	2.125%–5.500%, 04/24/26–04/01/50	155,322,697	3.1
		Other	103,514,763	2.1
			395,347,671	8.0
MUNICIPAL BONDS
		Chicago Metropolitan Water Reclamation
		District-Greater Chicago
16,465,000		5.720%, 12/01/38	22,211,944	0.5
		Grant County Public Utility District No 2
20,000,000		2.918%, 01/01/40	19,643,400	0.4
		Ohio State Water Development Authority
13,180,000		4.879%, 12/01/34	14,731,681	0.3
		Other	435,718,741	8.8
			492,305,766	10.0
U.S. TREASURY SECURITIES
		United States Treasury Bond
85,804,000		2.375%, 11/15/49	107,094,117	2.2
		United States Treasury Inflation Indexed Bonds
20,454,400	k	0.500%, 04/15/24	20,753,634	0.4
		United States Treasury Note
17,040,000		2.750%, 06/30/25	19,096,781	0.4
14,250,000		2.750%, 08/31/25	16,006,758	0.3
19,876,000		0.625%, 03/31/27	19,985,473	0.4
24,595,000		1.500%, 02/15/30	26,514,563	0.5
59,897,000		0.500%–2.875%, 01/31/21–04/30/25	61,318,737	1.2
		Other	19,751,984	0.5
			290,522,047	5.9
	TOTAL GOVERNMENT BONDS (Cost $1,873,995,873)		1,956,797,654	39.7
Principal		Issuer	Value	% of net assets
STRUCTURED ASSETS

ASSET BACKED
		Tesla Auto Lease Trust
		Series - 2018 B (Class A)
$23,289,903	g	3.710%, 08/20/21	$23,394,922	0.5%
		Other	162,962,837	3.3
			186,357,759	3.8
OTHER MORTGAGE BACKED
		CPT Mortgage Trust
		Series - 2019 CPT (Class A)
14,000,000	g	2.865%, 11/13/39	13,713,920	0.3
		Hudson Yards Mortgage Trust
		Series - 2019 30HY (Class D)
17,500,000	g,i	3.443%, 07/10/39	16,316,694	0.3
		One Bryant Park Trust
		Series - 2019 OBP (Class A)
14,500,000	g	2.516%, 09/15/54	14,444,082	0.3
		Other	318,791,049	6.4
			363,265,745	7.3
	TOTAL STRUCTURED ASSETS (Cost $595,861,627)		549,623,504	11.1
	TOTAL BONDS (Cost $4,815,836,459)		4,837,070,655	97.8

Shares		Company

PREFERRED STOCKS

REAL ESTATE			16,106,000	0.4
UTILITIES			5,999,840	0.1
	TOTAL PREFERRED STOCKS (Cost $35,075,000)		22,105,840	0.5

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Farm Credit Bank (FFCB)
$23,000,000		0.030%, 09/28/20	22,985,050	0.5
		Federal Home Loan Bank (FHLB)
19,821,000		0.150%, 05/28/20	19,818,803	0.4
18,000,000		0.070%, 10/13/20	17,986,350	0.4
		Other	68,359,957	1.3
			129,150,160	2.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $129,174,220)		129,150,160	2.6
	TOTAL PORTFOLIO (Cost $4,991,200,313)		4,998,286,654	101.1
	OTHER ASSETS & LIABILITIES, NET		(53,736,411)	(1.1)
	NET ASSETS		$4,944,550,243	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	41

Summary portfolio of investments	concluded

Core Impact Bond Fund  ■  March 31, 2020

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/20, the aggregate value of these securities, including those in “Other,” is $1,114,143,294 or 22.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation	)
	$7,150,049	EUR	6,490,250	Bank of America, N.A.	06/30/20	$(32,772)

Abbreviation(s):

EUR	Euro

42	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Core Plus Bond Fund  ■  March 31, 2020

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS		$3,248,452	0.1%
CAPITAL GOODS		7,109,651	0.2
COMMERCIAL & PROFESSIONAL SERVICES		14,310,453	0.3
CONSUMER DURABLES & APPAREL		1,163,318	0.0
CONSUMER SERVICES		8,242,621	0.2
DIVERSIFIED FINANCIALS		336,668	0.0
ENERGY		1,467,560	0.0
FOOD & STAPLES RETAILING		1,094,620	0.0
FOOD, BEVERAGE & TOBACCO		1,705,500	0.0
HEALTH CARE EQUIPMENT & SERVICES		18,153,712	0.4
INSURANCE		5,466,368	0.1
MATERIALS		10,249,982	0.2
MEDIA & ENTERTAINMENT		7,304,191	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		4,095,050	0.1
REAL ESTATE		2,946,075	0.1
RETAILING		5,974,319	0.1
SOFTWARE & SERVICES		5,932,231	0.1
TECHNOLOGY HARDWARE & EQUIPMENT		3,215,013	0.1
TELECOMMUNICATION SERVICES		2,670,326	0.1
TRANSPORTATION		1,906,260	0.0
UTILITIES		3,157,454	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $129,092,981)	109,749,824	2.4

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS		18,120,263	0.4
BANKS
	Bank of America Corp
$11,975,000	2.456%, 10/22/25	12,076,316	0.3
20,250,000	2.496%, 02/13/31	19,428,236	0.4
41,944,000	2.250%–6.300%, 04/21/20–09/17/68	43,238,711	0.9
	Citigroup, Inc
53,395,000	2.666%–5.000%, 03/26/25–03/12/69	52,768,183	1.2
	JPMorgan Chase & Co
13,880,000	3.702%, 05/06/30	14,907,522	0.3
	Wells Fargo Bank NA
23,900,000	2.082%, 09/09/22	23,786,987	0.5
	Other	203,544,368	4.5
		369,750,323	8.1
CAPITAL GOODS		40,326,432	0.9
COMMERCIAL & PROFESSIONAL SERVICES		29,826,734	0.7
CONSUMER DURABLES & APPAREL		6,815,933	0.1
Principal	Issuer	Value	% of net assets
CONSUMER SERVICES		$24,005,423	0.5%
DIVERSIFIED FINANCIALS		204,295,438	4.6
ENERGY		136,791,167	2.9
FOOD & STAPLES RETAILING		47,492,329	1.0
FOOD, BEVERAGE & TOBACCO		52,726,145	1.2
HEALTH CARE EQUIPMENT & SERVICES		43,881,654	0.9
HOUSEHOLD & PERSONAL PRODUCTS		2,836,995	0.1
INSURANCE		52,117,520	1.2
MATERIALS		59,800,251	1.3
MEDIA & ENTERTAINMENT
	Comcast Corp
$11,100,000	3.450%, 02/01/50	12,180,000	0.3
	Other	92,149,299	2.0
		104,329,299	2.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		57,028,580	1.3
REAL ESTATE		66,340,796	1.4
RETAILING		24,824,960	0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		17,583,835	0.4
SOFTWARE & SERVICES		51,332,146	1.1
TECHNOLOGY HARDWARE & EQUIPMENT		42,167,455	0.9
TELECOMMUNICATION SERVICES
	AT&T, Inc
14,050,000	4.500%, 03/09/48	15,247,897	0.3
	Verizon Communications, Inc
10,000,000	4.000%, 03/22/50	11,868,064	0.3
	Other	74,879,462	1.7
		101,995,423	2.3
TRANSPORTATION		45,343,570	1.0
UTILITIES		121,864,280	2.7
	TOTAL CORPORATE BONDS (Cost $1,773,013,587)	1,721,596,951	37.8

GOVERNMENT BONDS

AGENCY SECURITIES		2,351,018	0.1
FOREIGN GOVERNMENT BONDS		139,727,476	3.1
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp (FHLMC)
11,799,540	4.000%, 10/01/47	12,842,175	0.3
	Federal Home Loan Mortgage Corp Gold (FGLMC)
21,271,705	3.500%, 08/01/46	22,823,928	0.5
33,516,212	3.000%, 02/01/47	35,351,824	0.8
34,180,426	3.500%, 03/01/48	36,668,844	0.8
11,158,756	4.000%, 03/01/48	12,143,502	0.3
22,712,285	4.500%, 08/01/48	24,880,918	0.5

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	43

Summary portfolio of investments	continued

Core Plus Bond Fund  ■  March 31, 2020

Principal		Issuer	Value	% of net assets
MORTGAGE BACKED—continued
		Federal National Mortgage Association (FNMA)
$42,917,666		3.000%, 11/01/46	$45,279,369	1.0%
42,255,971		3.500%, 01/01/47	44,790,622	1.0
12,979,347		3.500%, 08/01/47	13,822,247	0.3
10,931,186		4.000%, 12/01/47	11,897,148	0.3
21,572,514	h	3.500%, 01/01/48	23,225,211	0.5
12,611,265		4.500%, 01/01/48	13,815,786	0.3
20,210,692		3.000%, 02/25/48	21,383,585	0.5
10,773,313		4.500%, 03/01/48	11,797,433	0.3
20,243,926		3.500%, 04/01/48	21,383,928	0.5
20,900,463		4.000%, 04/01/48	22,406,987	0.5
76,000,000	h	3.000%, 04/25/49	79,696,094	1.7
17,665,000		2.500%, 04/01/50	18,307,436	0.4
220,451,288	h	3.000%–9.000%, 06/25/20–08/01/49	226,145,554	4.9
		Other	83,207,749	1.7
			781,870,340	17.1
MUNICIPAL BONDS
		Grand Parkway Transportation Corp
12,920,000		3.236%, 10/01/52	12,546,741	0.3
		Other	212,450,637	4.6
			224,997,378	4.9
U.S. TREASURY SECURITIES
		United States Treasury Bond
17,000,000		4.375%, 11/15/39	26,897,851	0.6
12,000,000		2.500%, 02/15/46	15,083,437	0.3
15,000,000		2.500%, 05/15/46	18,870,117	0.4
10,675,000		3.000%, 05/15/47	14,757,354	0.3
14,400,000		2.750%, 08/15/47	19,034,438	0.4
33,350,000		3.000%, 02/15/48	46,164,998	1.0
45,080,000		3.000%, 08/15/48	62,678,809	1.4
20,680,000		2.250%, 08/15/49	25,160,128	0.6
11,920,000		2.375%, 11/15/49	14,877,650	0.3
		United States Treasury Inflation Indexed Bonds
21,766,400	k	0.125%, 04/15/21	21,324,322	0.5
15,909,300	k	0.125%, 04/15/22	15,683,563	0.4
20,768,800	k	0.625%, 04/15/23	20,927,385	0.5
		United States Treasury Note
15,000,000		1.625%, 06/30/20	15,056,904	0.3
65,000,000		2.625%, 08/15/20	65,619,531	1.4
		Other	48,131,629	1.0
			430,268,116	9.4
	TOTAL GOVERNMENT BONDS (Cost $1,494,978,698)		1,579,214,328	34.6

STRUCTURED ASSETS

ASSET BACKED			339,950,690	7.4

OTHER MORTGAGE BACKED
		BX Commercial Mortgage Trust
		Series - 2019 XL (Class A)
13,996,618	g,i	1.625%, 10/15/36	13,313,367	0.3
		COMM Mortgage Trust
		Series - 2012 CR2 (Class A3)
20,000,000	g	2.841%, 08/15/45	20,156,408	0.4
62,540,577	g,i	2.972%–5.288%, 03/10/46–05/10/51	58,613,199	1.4
		GS Mortgage Securities Corp II
		Series - 2018 GS9 (Class AAB)
14,346,000	i	3.978%, 03/10/51	15,461,348	0.3
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED—continued
		Morgan Stanley Bank of America Merrill Lynch Trust
		Series - 2015 C20 (Class A4)
$12,304,000		3.249%, 02/15/48	$12,536,046	0.3%
		Sequoia Mortgage Trust
58,141,385	g,i	3.000%–4.000%, 05/25/45–04/25/50	58,451,378	1.2
		Other	419,878,642	9.2
			598,410,388	13.1
		TOTAL STRUCTURED ASSETS (Cost $1,007,545,137)	938,361,078	20.5
		TOTAL BONDS (Cost $4,275,537,422)	4,239,172,357	92.9

Shares		Company

COMMON STOCKS

ENERGY			710,334	0.0
RETAILING			1,108	0.0
		TOTAL COMMON STOCKS (Cost $2,238,829)	711,442	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$28,850,000		0.200%, 07/20/20	28,842,067	0.6
25,000,000		0.130%, 07/24/20	24,992,875	0.6
41,345,000		0.150%, 07/31/20	41,332,493	0.9
20,000,000		0.270%, 09/15/20	19,987,939	0.5
55,000,000		0.060%, 10/01/20	54,960,858	1.2
		Federal National Mortgage Association (FNMA)
20,000,000		0.200%, 10/16/20	19,984,600	0.4
		Other	50,089,539	1.1
			240,190,371	5.3
TREASURY DEBT			2,642,773	0.0
		TOTAL SHORT-TERM INVESTMENTS (Cost $243,032,054)	242,833,144	5.3
		TOTAL PORTFOLIO (Cost $4,649,901,286)	4,592,466,767	100.6
		OTHER ASSETS & LIABILITIES, NET	(25,884,379)	(0.6)
		NET ASSETS	$4,566,582,388	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/20, the aggregate value of these securities, including those in “Other,” is $1,095,992,203 or 24.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

44	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Core Plus Bond Fund  ■  March 31, 2020

Futures contracts outstanding as of March 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Ultra Bond (CBT)	72	06/19/20	$15,025,087	$15,975,000	$949,913
US 5 Year Note (CBT)	(280)	06/30/20	(34,605,547)	(35,100,625)	(495,078)
Total	(208)		$(19,580,460)	$(19,125,625)	$454,835

Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$4,268	EUR	3,825	Citibank, N.A.	04/27/20	$44
	$1,713,628	EUR	1,572,886	Citibank, N.A.	05/18/20	(24,415)
Total						$(24,371)
	$10,024,024	EUR	9,100,000	Morgan Stanley	06/15/20	$(41,524)
	$3,849,123	EUR	3,471,175	Toronto Dominion Bank	04/27/20	16,563
Total						$(49,332)

Abbreviation(s):

EUR	Euro

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	45

Summary portfolio of investments

5–15 Year Laddered Tax-Exempt Bond Fund  ■  March 31, 2020

Principal	Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS
ALABAMA
	Lower Alabama Gas District
$2,900,000	4.000%, 12/01/50	$3,016,348	1.1%
	Other	3,246,140	1.1
		6,262,488	2.2
ALASKA
	Borough of Matanuska-Susitna AK
2,570,000	5.000%, 09/01/25	3,031,032	1.1
	Other	586,045	0.2
		3,617,077	1.3
ARIZONA
	Chandler Industrial Development Authority
2,000,000	5.000%, 06/01/49	2,216,000	0.8
	Other	459,114	0.2
		2,675,114	1.0
ARKANSAS		2,139,290	0.8
CALIFORNIA
	California Health Facilities Financing Authority
1,510,000	5.000%, 09/01/33	1,836,583	0.7
	City of Los Angeles Department of Airports
2,000,000	5.000%, 05/15/27	2,340,820	0.9
	Elk Grove Finance Authority
1,715,000	5.000%, 09/01/30	1,930,610	0.7
	Other	5,530,256	2.1
		11,638,269	4.4
COLORADO
	City & County of Denver CO Airport System Revenue
1,500,000	5.000%, 11/15/30	1,773,315	0.7
	Other	1,909,659	0.7
		3,682,974	1.4
CONNECTICUT
	University of Connecticut
2,000,000	5.000%, 03/15/28	2,374,320	0.9
	Other	4,822,299	1.8
		7,196,619	2.7
DISTRICT OF COLUMBIA		1,135,008	0.4
FLORIDA
	Escambia County Health Facilities Authority
3,000,000	5.000%, 08/15/32	3,555,330	1.3
	JEA Electric System Revenue
2,000,000	4.110%, 10/01/34	2,000,000	0.7
	Miami-Dade County Expressway Authority
1,375,000	5.000%, 07/01/31	1,624,659	0.6
	Port St. Lucie Community Redevelopment Agency
2,180,000	5.000%, 01/01/26	2,589,949	1.0
	Other	8,120,654	3.1
		17,890,592	6.7
Principal	Issuer	Value	% of net assets
GEORGIA
	Brookhaven Development Authority
$1,250,000	5.000%, 07/01/27	$1,559,137	0.6%
	Other	7,879,317	2.8
		9,438,454	3.4
GUAM		405,428	0.2
HAWAII
	City & County of Honolulu HI
1,275,000	5.000%, 09/01/27	1,606,831	0.6
	Other	2,260,350	0.8
		3,867,181	1.4
ILLINOIS
	Chicago Midway International Airport
2,000,000	5.000%, 01/01/26	2,296,600	0.9
	City of Chicago IL
3,250,000	5.000%, 01/01/28	3,365,147	1.2
	City of Chicago IL Wastewater Transmission Revenue
1,500,000	5.000%, 01/01/22	1,587,765	0.6
	City of Chicago IL, GO
1,500,000	5.500%, 01/01/35	1,556,220	0.6
	County of Cook IL
1,750,000	5.000%, 11/15/31	1,788,640	0.7
	Metropolitan Water Reclamation District of Greater Chicago
2,000,000	5.000%, 12/01/30	2,333,400	0.9
	Sales Tax Securitization Corp
1,500,000	5.000%, 01/01/30	1,720,620	0.6
	State of Illinois
2,000,000	5.000%, 06/01/28	2,072,360	0.8
	Other	16,948,213	6.2
		33,668,965	12.5
INDIANA		1,488,833	0.6
IOWA		579,728	0.2
KENTUCKY
	Kentucky Turnpike Authority
2,000,000	5.000%, 07/01/26	2,414,180	0.9
	Other	2,975,713	1.1
		5,389,893	2.0
LOUISIANA		4,294,691	1.6
MAINE		635,663	0.2
MARYLAND
	County of Baltimore MD
2,000,000	4.000%, 01/01/29	2,268,040	0.8
		2,268,040	0.8
MASSACHUSETTS		596,975	0.2
MICHIGAN
	Michigan Finance Authority
2,000,000	5.000%, 04/01/25	2,312,860	0.9
2,000,000	5.000%, 11/15/28	2,390,080	0.9
1,650,000	5.000%, 07/01/44	1,749,924	0.6

46	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

5–15 Year Laddered Tax-Exempt Bond Fund ■ March 31, 2020

Principal	Issuer	Value	% of net assets
MICHIGAN—continued
	Michigan State Housing Development Authority
$3,000,000	5.250%, 06/01/38	$3,000,000	1.1%
	Other	3,249,901	1.3
		12,702,765	4.8
MINNESOTA		2,581,589	0.9
MISSISSIPPI
	Mississippi Business Finance Corp
4,000,000	3.790%, 12/01/30	4,000,000	1.5
	Other	5,015,999	1.9
		9,015,999	3.4
MISSOURI
	St. Louis Municipal Finance Corp
1,745,000	5.000%, 02/15/26	2,081,506	0.8
	Other	5,381,085	1.9
		7,462,591	2.7
NEBRASKA		270,323	0.1
NEVADA		1,808,902	0.6
NEW JERSEY
	New Jersey Economic Development Authority
3,500,000	5.000%, 11/01/35	3,749,200	1.4
	New Jersey Transportation Trust Fund Authority
6,000,000	5.000%, 06/15/34	6,424,620	2.4
	Other	4,711,769	1.7
		14,885,589	5.5
NEW YORK
	New York State Dormitory Authority
1,750,000	5.000%, 07/01/33	2,002,403	0.7
	Other	8,769,232	3.3
		10,771,635	4.0
NORTH CAROLINA
	County of Duplin NC
1,355,000	5.000%, 04/01/27	1,609,754	0.6
	North Carolina Medical Care Commission
2,000,000	5.000%, 06/01/34	2,011,520	0.7
	Other	3,010,682	1.1
		6,631,956	2.4
NORTH DAKOTA		1,020,050	0.4
OHIO
	County of Miami OH
1,500,000	5.000%, 08/01/32	1,830,210	0.7
	Other	3,992,884	1.5
		5,823,094	2.2
OKLAHOMA
	Oklahoma Development Finance Authority
1,500,000	5.250%, 08/15/48	1,675,140	0.6
	Other	921,060	0.3
		2,596,200	0.9
Principal		Issuer	Value	% of net assets
OREGON
		Oregon State Business Development Commission
$3,000,000	g	6.500%, 04/01/31	$2,081,340	0.8%
		Other	2,102,840	0.8
			4,184,180	1.6
PENNSYLVANIA
		Pennsylvania Economic Development Financing Authority
2,000,000		5.000%, 12/31/25	2,205,200	0.8
		School District of the City of Erie
1,500,000		5.000%, 04/01/28	1,856,475	0.7
		Other	7,865,226	2.9
			11,926,901	4.4
RHODE ISLAND			1,822,193	0.7
SOUTH CAROLINA			875,465	0.3
SOUTH DAKOTA			553,187	0.2
TENNESSEE
		Metropolitan Nashville Airport Authority
2,305,000		5.000%, 07/01/35	2,793,314	1.0
		Other	1,134,687	0.4
			3,928,001	1.4
TEXAS
		City of El Paso TX Airport Revenue
2,000,000		5.000%, 08/15/28	2,381,500	0.9
		City of Houston TX
1,970,000		5.000%, 03/01/32	2,385,020	0.9
		City of Lubbock TX
1,500,000		5.000%, 02/15/25	1,753,560	0.6
		Texas Municipal Gas Acquisition & Supply Corp III
1,545,000		5.000%, 12/15/32	1,595,444	0.6
		Texas Private Activity Bond Surface Transportation Corp
2,500,000		5.000%, 12/31/35	2,815,225	1.0
		Other	16,496,512	6.2
			27,427,261	10.2
UTAH			2,885,376	1.0
VIRGIN ISLANDS
		Virgin Islands Public Finance Authority
2,000,000	g	5.000%, 09/01/25	2,265,300	0.8
2,500,000	g	5.000%, 09/01/33	2,782,000	1.0
			5,047,300	1.8
WASHINGTON
		City of Bellingham WA Water & Sewer Revenue
1,855,000	g	5.500%, 02/01/21	1,855,000	0.7
		Other	1,813,490	0.7
			3,668,490	1.4
WEST VIRGINIA			3,656,131	1.4
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $257,154,163)		260,416,460	96.3

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	47

Summary portfolio of investments	concluded

5–15 Year Laddered Tax-Exempt Bond Fund ■ March 31, 2020

Principal		Issuer	Value	% of net assets
SHORT-TERM MUNICIPAL BONDS
NATIONAL
		JPMorgan Chase Putters
$3,000,000	g	4.125%, 06/01/21	$3,000,000	1.1%
			3,000,000	1.1
	TOTAL SHORT-TERM MUNICIPAL BONDS (Cost $3,000,000)		3,000,000	1.1
	TOTAL PORTFOLIO (Cost $260,154,163)		263,416,460	97.4
	OTHER ASSETS & LIABILITIES, NET		6,973,364	2.6
	NET ASSETS		$270,389,824	100.0%

Abbreviation(s):

GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/20, the aggregate value of these securities, including those in “Other,” is $17,452,482 or 6.5% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

48	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Green Bond Fund  ■  March 31, 2020

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
UTILITIES
		ExGen Renewables IV LLC
$477,543	i	4.620%, 11/28/24, LIBOR 3 M + 3.000%	$427,401	1.3%
			427,401	1.3
	TOTAL BANK LOAN OBLIGATIONS (Cost $473,689)		427,401	1.3

BONDS

CORPORATE BONDS

BANKS
		Bank of America Corp
725,000		2.456%, 10/22/25	731,134	2.2
		HSBC Holdings plc
500,000		3.033%, 11/22/23	496,312	1.5
		ING Groep NV
500,000	g	4.625%, 01/06/26	526,980	1.6
		Other	453,989	1.4
			2,208,415	6.7
CAPITAL GOODS			225,000	0.7
CONSUMER SERVICES
		Conservation Fund
250,000		3.474%, 12/15/29	279,503	0.8
		Other	260,278	0.8
			539,781	1.6
MATERIALS
		Inversiones CMPC S.A.
525,000	g	4.375%, 04/04/27	489,568	1.5
		LG Chem Ltd
500,000	g	3.625%, 04/15/29	493,118	1.5
		Other	196,750	0.6
			1,179,436	3.6
REAL ESTATE
		Alexandria Real Estate Equities, Inc
500,000		4.000%, 01/15/24	510,833	1.5
		Other	264,000	0.8
			774,833	2.3
TECHNOLOGY HARDWARE & EQUIPMENT
		Apple, Inc
500,000		2.850%, 02/23/23	521,638	1.6
500,000		3.000%, 06/20/27	540,980	1.6
			1,062,618	3.2
UTILITIES
		Avangrid, Inc
500,000		3.150%, 12/01/24	497,366	1.5
		Azure Power Energy Ltd
500,000	g	5.500%, 11/03/22	456,447	1.4
		DTE Electric Co
250,000		4.050%, 05/15/48	283,804	0.9
		Georgia Power Co
500,000		3.250%, 04/01/26	519,090	1.6
Principal		Issuer	Value	% of net assets
UTILITIES—continued
		Interstate Power & Light Co
$500,000		4.100%, 09/26/28	$560,077	1.7%
		MidAmerican Energy Co
500,000		3.950%, 08/01/47	538,602	1.6
600,000		3.650%, 08/01/48	644,004	1.9
		NorthWestern Corp
250,000		4.176%, 11/15/44	274,756	0.8
		Public Service Co of Colorado
529,000		3.700%, 06/15/28	560,389	1.7
550,000		3.200%, 03/01/50	556,546	1.7
		Topaz Solar Farms LLC
381,372	g	4.875%, 09/30/39	392,789	1.2
		Westar Energy, Inc
750,000		2.550%, 07/01/26	778,273	2.3
		Other	2,067,629	6.2
			8,129,772	24.5
	TOTAL CORPORATE BONDS (Cost $13,671,870)		14,119,855	42.6

GOVERNMENT BONDS
AGENCY SECURITIES
		Overseas Private Investment Corp (OPIC)
243,400		3.590%, 06/15/35	284,009	0.9
250,000		2.580%, 07/15/38	276,439	0.8
743,400		1.790%–3.050%, 10/15/29–06/15/35	801,117	2.4
			1,361,565	4.1
FOREIGN GOVERNMENT BONDS
		Asian Development Bank
579,000		1.750%, 08/14/26	611,211	1.8
250,000		3.125%, 09/26/28	292,832	0.9
		European Investment Bank
275,000		1.625%, 10/09/29	287,086	0.9
		International Bank for Reconstruction & Development
500,000		2.125%, 03/03/25	534,709	1.6
500,000		3.125%, 11/20/25	564,634	1.7
		Kreditanstalt fuer Wiederaufbau
500,000		1.750%, 09/14/29	532,238	1.6
		Perusahaan Penerbit SBSN Indonesia III
300,000	g	3.750%, 03/01/23	298,788	0.9
		Other	1,039,078	3.1
			4,160,576	12.5
MUNICIPAL BONDS
		City of Austin TX Electric Utility Revenue
360,000		2.677%, 11/15/25	373,212	1.1
		City of Cleveland OH Income Tax Revenue
300,000		3.072%, 10/01/41	287,049	0.9
		Grant County Public Utility District No 2
600,000		1.544%, 01/01/23	604,266	1.8
		Mount Shasta Public Financing Authority
875,000		2.625%–3.000%, 08/01/35–08/01/39	903,929	2.8
		Ohio Air Quality Development Authority
500,000	g	4.500%, 01/15/48	454,280	1.4
		State of California
500,000	i	2.295%, 04/01/47, LIBOR 1 M + 0.780%	503,840	1.5

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	49

Summary portfolio of investments	concluded

Green Bond Fund  ■  March 31, 2020

Principal		Issuer	Value	% of net assets
MUNICIPAL BONDS—continued
		Warm Springs Reservation Confederated Tribe
$500,000	g	2.800%, 11/01/22	$507,325	1.5%
		Other	828,872	2.4
			4,462,773	13.4
	TOTAL GOVERNMENT BONDS (Cost $9,654,647)		9,984,914	30.0

STRUCTURED ASSETS

ASSET BACKED
		HERO Funding Trust
		Series - 2016 1A (Class A)
276,631	g	4.050%, 09/20/41	287,076	0.9
		Series - 2016 3A (Class A2)
430,225	g	3.910%, 09/20/42	447,110	1.3
		Series - 2017 3A (Class A2)
520,524	g	3.950%, 09/20/48	524,334	1.6
857,715	g	2.720%–4.460%, 09/20/47–09/20/57	853,981	2.6
		Sunrun Atlas Issuer LLC
		Series - 2019 2 (Class A)
496,891	g	3.610%, 02/01/55	376,079	1.1
		Sunrun Callisto Issuer LLC
		Series - 2019 1A (Class A)
463,693	g	3.980%, 06/30/54	352,043	1.1
		Tesla Auto Lease Trust
		Series - 2018 B (Class A)
637,672	g	3.710%, 08/20/21	640,548	1.9
500,000	g	2.160%–2.200%, 10/20/22–11/21/22	495,229	1.5
		Other	212,267	0.6
			4,188,667	12.6

OTHER MORTGAGE BACKED
		BBCMS Trust
		Series - 2015 SRCH (Class D)
600,000	g,i	4.957%, 08/10/35	518,713	1.6
		COMM Mortgage Trust
		Series - 2015 3BP (Class A)
500,000	g	3.178%, 02/10/35	511,933	1.5
		CPT Mortgage Trust
		Series - 2019 CPT (Class A)
500,000	g	2.865%, 11/13/39	489,783	1.5
		GRACE Mortgage Trust
		Series - 2014 GRCE (Class A)
275,000	g	3.369%, 06/10/28	276,396	0.8
		One Bryant Park Trust
		Series - 2019 OBP (Class A)
500,000	g	2.516%, 09/15/54	498,072	1.5
		Other	477,685	1.4
			2,772,582	8.3
	TOTAL STRUCTURED ASSETS (Cost $7,333,996)		6,961,249	20.9

	TOTAL BONDS (Cost $30,660,513)		31,066,018	93.5
Shares	Company	Value	% of net assets
PREFERRED STOCKS
REAL ESTATE		$299,400	0.9%
UTILITIES
16,000	* Brookfield Renewable Partners LP	311,680	1.0
		311,680	1.0
	TOTAL PREFERRED STOCKS (Cost $900,000)	611,080	1.9

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$437,000	0.530%, 06/12/20	436,965	1.3
		436,965	1.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $436,965)	436,965	1.3
	TOTAL PORTFOLIO (Cost $32,471,167)	32,541,464	98.0
	OTHER ASSETS & LIABILITIES, NET	680,378	2.0
	NET ASSETS	$33,221,842	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/20, the aggregate value of these securities, including those in “Other,” is $13,096,690 or 39.4% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

50	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

High-Yield Fund  ■  March 31, 2020

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS			$9,846,870	0.3%

CAPITAL GOODS
		Vertiv Group Corp
$17,175,000	i	4.581%, 03/02/27, LIBOR 1 M + 3.000%	14,770,500	0.5
		Other	13,576,269	0.4
			28,346,769	0.9
COMMERCIAL & PROFESSIONAL SERVICES			18,134,768	0.6
CONSUMER DURABLES & APPAREL			3,073,848	0.1
CONSUMER SERVICES			23,174,850	0.7
ENERGY			12,407,111	0.4
FOOD, BEVERAGE & TOBACCO			4,169,000	0.1
HEALTH CARE EQUIPMENT & SERVICES
		RegionalCare Hospital Partners Holdings, Inc
18,648,659	i	4.739%, 11/16/25, LIBOR 1 M + 3.750%	17,215,136	0.5
		Other	8,699,875	0.3
			25,915,011	0.8
INSURANCE			23,169,153	0.7
MATERIALS			15,605,419	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			8,084,029	0.2
REAL ESTATE			12,600,809	0.4
RETAILING			13,379,486	0.4
SOFTWARE & SERVICES
		Dun & Bradstreet Corp
23,000,000	i	4.959%, 02/06/26, LIBOR 1 M + 4.000%	20,613,750	0.6
			20,613,750	0.6
TRANSPORTATION			10,007,865	0.3
UTILITIES			3,059,808	0.1

	TOTAL BANK LOAN OBLIGATIONS (Cost $285,718,825)		231,588,546	7.1

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS
		Gates Global LLC
37,075,000	g	6.250%, 01/15/26	32,811,375	1.0
		IHO Verwaltungs GmbH
19,800,000	g,o	6.375%, 05/15/29	15,147,000	0.5
		Panther BF Aggregator 2 LP
20,650,000	g	8.500%, 05/15/27	18,015,060	0.6
		Other	34,998,164	1.0
			100,971,599	3.1
BANKS			15,458,481	0.5
				% of net
Principal		Issuer	Value	assets
CAPITAL GOODS
		Beacon Escrow Corp
$22,950,000	g	4.875%, 11/01/25	$20,712,375	0.6%
		Other	69,509,404	2.2
			90,221,779	2.8
COMMERCIAL & PROFESSIONAL SERVICES
		Prime Security Services Borrower LLC
15,700,000	g	5.250%, 04/15/24	15,508,303	0.5
30,075,000	g	5.750%, 04/15/26	29,473,500	0.9
18,100,000	g	6.250%, 01/15/28	15,611,250	0.5
		United Rentals North America, Inc
40,475,000		4.625%–6.500%, 07/15/25–01/15/28	39,842,673	1.2
		Other	129,318,675	4.0
			229,754,401	7.1
CONSUMER DURABLES & APPAREL
		KB Home
16,650,000		6.875%, 06/15/27	16,650,000	0.5
		Lennar Corp
16,000,000		4.500%, 04/30/24	15,648,640	0.5
		Mattel, Inc
18,050,000	g	6.750%, 12/31/25	18,411,000	0.6
		Other	47,113,475	1.4
			97,823,115	3.0
CONSUMER SERVICES			122,662,306	3.8
DIVERSIFIED FINANCIALS
		Ford Motor Credit Co LLC
25,400,000		4.063%, 11/01/24	23,050,500	0.7
		Quicken Loans, Inc
19,350,000	g	5.250%, 01/15/28	18,920,430	0.6
		Other	69,340,643	2.1
			111,311,573	3.4
ENERGY
		USA Compression Partners LP
30,000,000		6.875%, 04/01/26	18,750,000	0.6
		Other	312,659,557	9.6
			331,409,557	10.2
FOOD & STAPLES RETAILING			35,335,995	1.1
FOOD, BEVERAGE & TOBACCO			6,768,528	0.2
HEALTH CARE EQUIPMENT & SERVICES
		Centene Corp
15,682,000		4.750%, 01/15/25	15,878,025	0.5
		CHS
17,900,000	g	6.625%, 02/15/25	16,557,500	0.5
		HCA, Inc
33,350,000		5.375%, 02/01/25	33,933,292	1.1
		Tenet Healthcare Corp
23,125,000		4.625%, 07/15/24	22,026,563	0.7
		Other	114,642,838	3.5
			203,038,218	6.3

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	51

Summary portfolio of investments	continued

High-Yield Fund  ■  March 31, 2020

				% of net
Principal		Issuer	Value	Assets
MATERIALS
		Freeport-McMoRan, Inc
$35,600,000		3.875%–5.450%, 03/15/23–03/15/43	$32,888,188	1.0%
		Nova Chemicals Corp
35,000,000	g	4.875%, 06/01/24	30,712,500	0.9
		OCI NV
16,000,000	g	6.625%, 04/15/23	14,553,543	0.4
		Other	161,957,399	5.0
			240,111,630	7.3
MEDIA & ENTERTAINMENT
		CCO Holdings LLC
34,637,000	g	5.875%, 04/01/24	35,416,332	1.1
		CSC Holdings LLC
29,250,000	g	7.500%, 04/01/28	31,163,535	1.0
36,425,000		5.500%–6.750%, 11/15/21–01/15/30	37,529,289	1.1
		DISH DBS Corp
28,500,000		7.750%, 07/01/26	29,283,750	0.9
		Numericable-SFR S.A.
19,150,000	g	7.375%, 05/01/26	19,341,500	0.6
		Terrier Media Buyer, Inc
17,325,000	g	8.875%, 12/15/27	14,553,000	0.4
		Other	173,969,365	5.4
			341,256,771	10.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Horizon Pharma USA, Inc
14,600,000	g	5.500%, 08/01/27	14,656,940	0.4
		VRX Escrow Corp
15,100,000	g	6.125%, 04/15/25	14,873,500	0.5
		Other	42,345,932	1.3
			71,876,372	2.2
REAL ESTATE			19,748,000	0.6
RETAILING
		PetSmart, Inc
24,800,000	g	7.125%, 03/15/23	23,361,600	0.7
21,000,000	g	8.875%, 06/01/25	19,005,000	0.6
		Staples, Inc
31,700,000	g	10.750%, 04/15/27	24,323,410	0.7
		Other	73,821,796	2.3
			140,511,806	4.3
SOFTWARE & SERVICES
		Refinitiv US Holdings, Inc
16,475,000	g	6.250%, 05/15/26	17,010,437	0.5
		Other	62,919,416	2.0
			79,929,853	2.5
TECHNOLOGY HARDWARE & EQUIPMENT
		CommScope Finance LLC
17,925,000	g	8.250%, 03/01/27	17,277,908	0.5
		CommScope, Inc
28,700,000	g	6.000%, 06/15/25	26,266,240	0.8
		Other	22,137,313	0.7
			65,681,461	2.0
				% of net
Principal		Issuer	Value	assets
TELECOMMUNICATION SERVICES
		CenturyLink, Inc
$17,300,000		5.800%, 03/15/22	$17,461,236	0.5%
16,400,000		7.500%, 04/01/24	17,958,000	0.6
		Front Range BidCo, Inc
16,600,000	g	4.000%, 03/01/27	15,884,125	0.5
		T-Mobile USA, Inc
22,000,000		5.125%, 04/15/25	22,494,340	0.7
		Other	86,139,010	2.7
			159,936,711	5.0
TRANSPORTATION			36,173,301	1.1
UTILITIES
		Calpine Corp
17,125,000	g	5.250%, 06/01/26	16,268,750	0.5
		Other	51,198,040	1.6
			67,466,790	2.1
	TOTAL CORPORATE BONDS (Cost $2,920,433,759)		2,567,448,247	79.1
	TOTAL BONDS (Cost $2,920,433,759)		2,567,448,247	79.1

Shares		Company
COMMON STOCKS

DIVERSIFIED FINANCIALS
315,450		iShares iBoxx $ High Yield Corporate Bond ETF	24,311,731	0.8
183,823		SPDR Bloomberg Barclays High Yield Bond ETF	17,415,391	0.5
			41,727,122	1.3
ENERGY			5,292,610	0.1
	TOTAL COMMON STOCKS (Cost $64,716,247)		47,019,732	1.4

Principal		Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Farm Credit Bank (FFCB)
$16,000,000		0.530%, 04/02/20	15,999,969	0.5
15,000,000		0.490%, 04/24/20	14,999,329	0.5
		Federal Home Loan Bank (FHLB)
24,006,000		1.560%, 04/01/20	24,006,000	0.7
29,985,000		1.555%, 04/08/20	29,984,592	0.9
59,884,000		1.565%, 04/13/20	59,882,603	1.8
38,500,000		0.560%, 05/06/20	38,497,380	1.2
16,555,000		0.070%, 10/13/20	16,542,446	0.5
80,004,000		0.030%–0.530%, 04/20/20–03/08/21	79,962,327	2.5
		Federal National Mortgage Association (FNMA)
35,500,000		0.800%, 04/16/20	35,498,964	1.1
		Other	14,987,342	0.5
			330,360,952	10.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $330,319,311)		330,360,952	10.2
	TOTAL PORTFOLIO (Cost $3,601,188,142)		3,176,417,477	97.8
	OTHER ASSETS & LIABILITIES, NET		70,934,636	2.2
	NET ASSETS		$3,247,352,113	100.0%

52	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

High-Yield Fund  ■  March 31, 2020

Abbreviation(s):
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
M	Month
SPDR	Standard & Poor’s Depository Receipts

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/20, the aggregate value of these securities, including those in “Other,” is $1,571,714,496 or 48.4% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	53

Portfolio of investments

Inflation-Linked Bond Fund  ■  March 31, 2020

				% of net
Principal		Issuer	Value	assets
GOVERNMENT BONDS

AGENCY SECURITIES
		Crowley Conro LLC
$4,112,500		4.181%, 08/15/43	$5,172,899	0.2%
		Federal Home Loan Mortgage Corp (FHLMC)
10,000,000		1.500%, 02/12/25	10,436,790	0.3
		HNA LLC
2,001,422		2.369%, 09/18/27	2,079,164	0.1
		Montefiore Medical Center
9,515,000		2.895%, 04/20/32	10,695,720	0.3
		Private Export Funding Corp (PEFCO)
3,000,000		3.250%, 06/15/25	3,409,662	0.1
		Reliance Industries Ltd
3,947,368		2.444%, 01/15/26	4,064,878	0.1
		Ukraine Government AID International Bonds
3,000,000		1.847%, 05/29/20	3,007,365	0.1
15,000,000		1.471%, 09/29/21	15,242,287	0.4
			54,108,765	1.6

MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
11,462,360		3.600%, 09/15/31	12,394,604	0.4
5,698,532		3.700%, 10/15/33	6,132,951	0.2
744,129		2.490%, 06/15/35	759,499	0.0
1,639,866		3.380%, 07/15/35	1,736,364	0.0
1,538,651		3.870%, 10/15/36	1,673,880	0.0
5,570,322		3.940%, 03/15/37	6,132,007	0.2
13,935,151		2.750%, 01/15/45	14,483,334	0.4
			43,312,639	1.2

U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
122,377,258	k	0.625%, 07/15/21	121,222,669	3.5
136,769,276	k	0.125%, 01/15/22	134,798,787	3.9
171,581,801	k	0.125%, 04/15/22	169,147,223	4.9
146,532,356	k	0.125%, 07/15/22	145,149,614	4.2
136,349,322	k	0.125%, 01/15/23	134,681,421	3.9
127,728,120	k	0.625%, 04/15/23	128,703,420	3.8
140,210,070	k	0.375%, 07/15/23	141,056,577	4.1
132,678,509	k	0.625%, 01/15/24	134,876,584	3.9
105,232,774	k	0.500%, 04/15/24	106,772,256	3.1
120,287,106	k	0.125%, 07/15/24	120,559,848	3.5
98,021,625	k	0.125%, 10/15/24	99,224,010	2.9
155,528,391	k	0.250%, 01/15/25	156,940,833	4.6
104,482,814	k	2.375%, 01/15/25	115,885,319	3.4
129,625,456	k	0.375%, 07/15/25	132,262,629	3.9
145,230,307	k	0.625%, 01/15/26	150,066,544	4.4
63,798,173	k	2.000%, 01/15/26	70,990,431	2.1
94,834,930	k	0.125%, 07/15/26	95,740,632	2.8
110,251,383	k	0.375%, 01/15/27	112,924,346	3.3
45,096,745	k	2.375%, 01/15/27	52,298,391	1.5
86,538,712	k	0.375%, 07/15/27	89,087,511	2.6
147,548,270	k	0.500%, 01/15/28	153,851,280	4.5
80,055,806	k	1.750%, 01/15/28	91,114,127	2.7
52,370,652	k	3.625%, 04/15/28	67,445,027	2.0
67,686,695	k	0.750%, 07/15/28	72,470,294	2.1
124,013,742	k	0.875%, 01/15/29	134,866,601	3.9
41,189,656	k	2.500%, 01/15/29	50,580,735	1.5
116,991,584	k	3.875%, 04/15/29	157,841,025	4.6
				% of net
Principal		Issuer	Value	assets
U.S. TREASURY SECURITIES—continued
$76,637,640	k	0.250%, 07/15/29	$79,652,934	2.3%
5,012,750	k	0.125%, 01/15/30	5,170,823	0.2
35,602,910	k	3.375%, 04/15/32	50,346,133	1.5
			3,275,728,024	95.6
	TOTAL GOVERNMENT BONDS (Cost $3,275,713,430)		3,373,149,428	98.4

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Farm Credit Bank (FFCB)
5,000,000		0.130%, 07/13/20	4,998,712	0.1
		Federal Home Loan Bank (FHLB)
11,070,000		0.200%, 07/20/20	11,066,956	0.3
46,541,000		0.190%, 07/31/20	46,526,921	1.4
2,500,000		0.060%, 10/01/20	2,498,221	0.1
			65,090,810	1.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $65,077,330)		65,090,810	1.9
	TOTAL PORTFOLIO (Cost $3,340,790,760)		3,438,240,238	100.3
	OTHER ASSETS & LIABILITIES, NET		(10,765,399)	(0.3)
	NET ASSETS		$3,427,474,839	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

54	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Short Duration Impact Bond Fund  ■  March 31, 2020

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS

UTILITIES
		ExGen Renewables IV LLC
$477,543	i	4.620%, 11/28/24, LIBOR 3 M + 3.000%	$427,401	1.5%
			427,401	1.5
	TOTAL BANK LOAN OBLIGATIONS (Cost $473,689)		427,401	1.5
BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			244,389	0.9

BANKS
		Bank of America Corp
725,000		2.456%, 10/22/25	731,134	2.6
		Cooperatieve Rabobank UA
500,000	i	2.314%, 01/10/23, LIBOR 3 M + 0.480%	473,601	1.7
		FNB Corp
275,000		2.200%, 02/24/23	269,734	0.9
		HSBC Bank Canada
400,000	g	1.650%, 09/10/22	404,917	1.4
		HSBC Holdings plc
500,000		3.033%, 11/22/23	496,312	1.7
		Intesa Sanpaolo S.p.A
500,000	g	3.250%, 09/23/24	466,193	1.6
		M&T Bank Corp
500,000	i	2.474%, 07/26/23, LIBOR 3 M + 0.680%	457,649	1.6
		Mizuho Financial Group, Inc
425,000	i	2.309%, 05/25/24, LIBOR 3 M + 0.630%	386,070	1.4
		National Bank of Canada
300,000	g	2.150%, 10/07/22	297,239	1.0
		Regions Bank
350,000	i	2.207%, 08/13/21, LIBOR 3 M + 0.500%	340,603	1.2
		Zions Bancorp NA
300,000		3.350%, 03/04/22	294,146	1.0
		Other	253,357	0.9
			4,870,955	17.0
CAPITAL GOODS
		CNH Industrial Capital LLC
500,000		4.200%, 01/15/24	488,495	1.7
			488,495	1.7
CONSUMER SERVICES
		Nature Conservancy
260,000		2.843%, 02/01/24	260,279	0.9
			260,279	0.9
DIVERSIFIED FINANCIALS
		Century Housing Corp
250,000		3.995%, 11/01/21	261,768	0.9
		Reinvestment Fund, Inc
250,000		3.477%, 02/15/23	263,096	0.9
		Other	880,811	3.1
			1,405,675	4.9
ENERGY			115,515	0.4
				% of net
Principal		Issuer	Value	assets
FOOD, BEVERAGE & TOBACCO
		Coca-Cola Co
$400,000		1.750%, 09/06/24	$407,210	1.4%
			407,210	1.4
HOUSEHOLD & PERSONAL PRODUCTS			254,256	0.9

MATERIALS
		3M Co
500,000		2.000%, 02/14/25	514,577	1.8
			514,577	1.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		AbbVie, Inc
500,000	g,i	2.346%, 11/21/22, LIBOR 3 M + 0.650%	467,765	1.6
		Zoetis, Inc
500,000	i	2.135%, 08/20/21, LIBOR 3 M + 0.440%	458,802	1.6
		Other	250,726	0.9
			1,177,293	4.1
REAL ESTATE
		Alexandria Real Estate Equities, Inc
500,000		4.000%, 01/15/24	510,833	1.8
		Other	96,000	0.3
			606,833	2.1
SOFTWARE & SERVICES
		Microsoft Corp
500,000		2.400%, 02/06/22	513,823	1.8
			513,823	1.8
TRANSPORTATION
		Delta Air Lines, Inc
500,000		2.900%, 10/28/24	400,194	1.4
300,000		2.000%, 06/10/28	272,933	1.0
300,000		2.500%, 06/10/28	271,930	0.9
			945,057	3.3
UTILITIES
		Dominion Energy, Inc
300,000		3.300%, 03/15/25	304,140	1.1
		Korea Hydro & Nuclear Power Co Ltd
300,000	g	3.750%, 07/25/23	319,491	1.1
		Other	723,129	2.5
			1,346,760	4.7
	TOTAL CORPORATE BONDS (Cost $13,498,926)		13,151,117	45.9

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
250,000		1.500%, 02/12/25	260,920	0.9
		NCUA Guaranteed Notes
500,000		3.450%, 06/12/21	506,614	1.8
		Overseas Private Investment Corp (OPIC)
250,000		1.790%, 10/15/29	261,075	0.9

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	55

Summary portfolio of investments	concluded

Short Duration Impact Bond Fund  ■  March 31, 2020

				% of net
Principal		Issuer	Value	assets
AGENCY SECURITIES—continued
		US Department of Housing and Urban Development (HUD)
$250,000		2.570%, 08/01/21	$256,956	0.9%
250,000		2.618%, 08/01/23	268,210	0.9
		Washington Aircraft 2 Co Ltd
262,365	i	1.662%, 06/26/24, LIBOR 3 M + 0.430%	258,439	0.9
			1,812,214	6.3
FOREIGN GOVERNMENT BONDS
		European Stability Mechanism
500,000	g	1.375%, 09/11/24	514,289	1.8
		International Development Association
500,000	g	2.750%, 04/24/23	534,809	1.9
		Kreditanstalt fuer Wiederaufbau
250,000		2.000%, 11/30/21	256,193	0.9
		Nederlandse Waterschapsbank NV
250,000	g	3.125%, 12/05/22	266,293	0.9
250,000	g	1.750%, 01/15/25	261,825	0.9
		Perusahaan Penerbit SBSN Indonesia III
500,000	g	3.750%, 03/01/23	497,980	1.7
		Province of Ontario Canada
250,000		1.750%, 01/24/23	256,253	0.9
		Other	502,275	1.8
			3,089,917	10.8
MUNICIPAL BONDS
		Grant County Public Utility District No 2
600,000		1.544%, 01/01/23	604,266	2.1
		Warm Springs Reservation Confederated Tribe
450,000		2.550%–3.050%, 11/01/20–11/01/24	456,453	1.6
		Other	1,210,668	4.3
			2,271,387	8.0
U.S. TREASURY SECURITIES
		United States Treasury Note
500,000		2.500%, 01/31/21	510,000	1.8
285,000		1.625%, 12/31/21	291,958	1.0
1,500,000		2.625%, 12/31/23	1,629,258	5.7
500,000		1.750%–2.500%, 05/31/20–07/31/21	506,182	1.8
			2,937,398	10.3
	TOTAL GOVERNMENT BONDS (Cost $9,811,784)		10,110,916	35.4

STRUCTURED ASSETS

ASSET BACKED
		HERO Funding Trust
		Series - 2016 1A (Class A)
276,631	g	4.050%, 09/20/41	287,076	1.0
		Series - 2016 3A (Class A2)
430,225	g	3.910%, 09/20/42	447,110	1.6
		Sunrun Atlas Issuer LLC
		Series - 2019 2 (Class A)
496,891	g	3.610%, 02/01/55	376,079	1.3
				% of net
Principal		Issuer	Value	assets
ASSET BACKED—continued
		Sunrun Callisto Issuer LLC
		Series - 2019 1A (Class A)
$463,693	g	3.980%, 06/30/54	$352,043	1.2%
		Tesla Auto Lease Trust
408,592	g	2.200%–3.710%, 08/20/21–11/21/22	403,873	1.5
		Other	351,752	1.2
			2,217,933	7.8
OTHER MORTGAGE BACKED
		GRACE Mortgage Trust
		Series - 2014 GRCE (Class A)
275,000	g	3.369%, 06/10/28	276,396	1.0
		Other	1,399,935	4.9
			1,676,331	5.9
	TOTAL STRUCTURED ASSETS (Cost $4,269,189)		3,894,264	13.7
	TOTAL BONDS (Cost $27,579,899)		27,156,297	95.0

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
800,000		0.560%, 04/15/20	799,997	2.8
			799,997	2.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $799,997)		799,997	2.8
	TOTAL PORTFOLIO (Cost $28,853,585)		28,383,695	99.3
	OTHER ASSETS & LIABILITIES, NET		194,296	0.7
	NET ASSETS		$28,577,991	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/20, the aggregate value of these securities, including those in “Other,” is $9,772,622 or 34.2% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

56	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Short-Term Bond Fund  ■  March 31, 2020

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS

CAPITAL GOODS			$654,710	0.0%
COMMERCIAL & PROFESSIONAL SERVICES			322,011	0.0
CONSUMER SERVICES			4,544,062	0.2
INSURANCE			1,501,943	0.1
MATERIALS			418,778	0.0
MEDIA & ENTERTAINMENT			2,953,792	0.2
SOFTWARE & SERVICES			3,630,219	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			1,333,771	0.1
TRANSPORTATION			3,030,583	0.2
UTILITIES			3,893,839	0.2
	TOTAL BANK LOAN OBLIGATIONS (Cost $24,489,624)		22,283,708	1.2

BONDS

CORPORATE BONDS

BANKS
		Bank of America Corp
$10,000,000		2.328%, 10/01/21	9,984,640	0.5
8,700,000		3.499%, 05/17/22	8,802,234	0.5
		Bank of Montreal
9,000,000	g	2.500%, 01/11/22	9,280,663	0.5
		CitiBank NA
20,000,000		2.100%–3.165%, 06/12/20–05/20/22	20,028,887	1.1
		Dexia Credit Local S.A.
10,000,000	g	2.875%, 01/29/22	10,390,186	0.6
		HSBC Bank Canada
16,000,000	g	1.650%, 09/10/22	16,196,691	0.9
		JPMorgan Chase Bank NA
26,500,000		3.086%, 04/26/21	26,488,953	1.5
		Royal Bank of Canada
10,000,000	g	3.350%, 10/22/21	10,346,707	0.6
		Wells Fargo Bank NA
12,670,000		3.325%, 07/23/21	12,690,724	0.7
		Other	138,625,926	7.6
			262,835,611	14.5
CAPITAL GOODS			23,092,757	1.3
COMMERCIAL & PROFESSIONAL SERVICES			1,954,980	0.1
CONSUMER DURABLES & APPAREL			3,168,000	0.2
DIVERSIFIED FINANCIALS
		Federation des Caisses Desjardins du Quebec
16,800,000	g	1.950%, 09/26/22	16,824,685	0.9
		Morgan Stanley
7,500,000		2.800%, 06/16/20	7,498,950	0.4
		Nationwide Building Society
7,000,000	g	1.700%, 02/13/23	7,174,526	0.4
		Other	74,937,970	4.2
			106,436,131	5.9
ENERGY			27,706,290	1.5
				% of net
Principal		Issuer	Value	assets
FOOD & STAPLES RETAILING			$20,317,971	1.1%
FOOD, BEVERAGE & TOBACCO			12,483,306	0.7
HEALTH CARE EQUIPMENT & SERVICES			4,984,436	0.3
INSURANCE			6,502,605	0.4
MATERIALS			19,095,392	1.0
MEDIA & ENTERTAINMENT			7,091,605	0.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		AbbVie, Inc
$10,000,000	g	2.300%, 11/21/22	9,990,798	0.6
		Other	19,443,032	1.0
			29,433,830	1.6
REAL ESTATE			10,546,166	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,523,307	0.1
SOFTWARE & SERVICES			10,730,024	0.6
TECHNOLOGY HARDWARE & EQUIPMENT			9,866,677	0.5
TELECOMMUNICATION SERVICES
		AT&T, Inc
7,000,000		2.625%, 12/01/22	6,912,947	0.4
		Other	12,409,551	0.7
			19,322,498	1.1
TRANSPORTATION			8,728,550	0.5
UTILITIES			14,933,012	0.8
	TOTAL CORPORATE BONDS (Cost $606,369,563)		601,753,148	33.2

GOVERNMENT BONDS

AGENCY SECURITIES
		Iraq Government AID International Bond
24,000,000		2.149%, 01/18/22	24,777,901	1.4
		Montefiore Medical Center
12,175,000		2.152%, 10/20/26	12,742,117	0.7
		Reliance Industries Ltd
7,894,737		2.444%, 01/15/26	8,129,755	0.5
		Ukraine Government AID International Bonds
15,000,000		1.471%, 09/29/21	15,242,287	0.8
		Other	30,387,148	1.6
			91,279,208	5.0
FOREIGN GOVERNMENT BONDS
		Bermuda Government International Bond
7,000,000	g	4.138%, 01/03/23	6,947,500	0.4
		CPPIB Capital, Inc
9,000,000	g	2.750%, 07/22/21	9,259,310	0.5
		International Bank for Reconstruction & Development
10,000,000		1.500%, 08/28/24	10,336,862	0.6
		International Development Association
8,900,000	g	2.750%, 04/24/23	9,519,594	0.5
		Japan Finance Organization for Municipalities
6,650,000	g	3.375%, 09/27/23	7,212,324	0.4

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	57

Summary portfolio of investments	continued

Short-Term Bond Fund  ■  March 31, 2020

				% of net
Principal		Issuer	Value	assets
FOREIGN GOVERNMENT BONDS—continued
		Ontario Teachers’ Finance Trust
$15,000,000	g	1.625%, 09/12/24	$15,462,450	0.8%
		Svensk Exportkredit AB
6,540,000		1.750%, 12/12/23	6,773,070	0.4
		Other	114,783,961	6.4
			180,295,071	10.0
MORTGAGE BACKED			47,393	0.0
MUNICIPAL BONDS
		City of New York NY
19,755,000		2.280%, 08/01/25	19,815,845	1.1
		Massachusetts Water Resources Authority
10,000,000		2.083%, 08/01/25	10,210,600	0.6
		Other	11,121,790	0.6
			41,148,235	2.3
U.S. TREASURY SECURITIES
		United States Treasury Note
10,000,000		2.125%, 06/30/21	10,247,266	0.6
48,010,000		1.750%, 07/31/21	49,007,708	2.7
59,505,000		1.500%, 09/30/21	60,648,612	3.3
27,750,000		1.625%, 12/31/21	28,427,490	1.6
85,265,000		0.500%, 03/15/23	85,797,906	4.7
68,000,000		1.250%, 02/28/25	70,526,094	3.9
43,000,000		1.875%, 07/31/26	46,648,281	2.6
		Other	3,478,769	0.2
			354,782,126	19.6
	TOTAL GOVERNMENT BONDS (Cost $652,426,038)		667,552,033	36.9

STRUCTURED ASSETS

ASSET BACKED
		Domino’s Pizza Master Issuer LLC
		Series - 2017 1A (Class A2II)
14,662,500	g	3.082%, 07/25/47	14,154,151	0.8
		MVW Owner Trust
		Series - 2019 2A (Class A)
14,270,420	g	2.220%, 10/20/38	13,099,747	0.7
		Planet Fitness Master Issuer LLC
		Series - 2018 1A (Class A2I)
8,323,250	g	4.262%, 09/05/48	7,844,081	0.4
		TES LLC
		Series - 2017 1A (Class A)
9,076,266	g	4.330%, 10/20/47	7,085,478	0.4
		Verizon Owner Trust
		Series - 2018 A (Class B)
10,905,000		3.380%, 04/20/23	10,533,159	0.6
		Series - 2019 A (Class B)
9,000,000		3.020%, 09/20/23	8,835,567	0.5
		Other	84,633,426	4.7
			146,185,609	8.1
				% of net
Principal		Issuer	Value	assets
OTHER MORTGAGE BACKED
		1166 Avenue of the Americas Commercial
		Mortgage Trust II
		Series - 2005 C6A (Class A1)
$8,084,835	g	5.690%, 10/13/37	$8,401,648	0.5%
		COMM Mortgage Trust
23,532,895	g,i	3.397%–4.731%, 08/10/29–08/10/48	21,572,880	1.2
		Connecticut Avenue Securities
		Series - 2018 C03 (Class 1EA2)
7,785,000	i	1.797%, 10/25/30	7,364,944	0.4
33,225,709	g,i	1.697%–3.947%, 05/25/24–01/25/40	29,677,523	1.7
		Credit Suisse Commercial Mortgage Trust
		Series - 2007 C2 (Class C)
12,000,000	g,i	5.896%, 01/15/49	14,251,800	0.8
		JP Morgan Mortgage Trust
		Series - 2017 1 (Class A3)
7,862,511	g,i	3.500%, 01/25/47	7,894,732	0.4
		MMAF Equipment Finance LLC
		Series - 2019 B (Class A3)
8,000,000	g	2.010%, 12/12/24	7,819,829	0.4
		Natixis Commercial Mortgage Securities Trust
		Series - 2019 MILE (Class C)
7,500,000	g,i	2.905%, 07/15/36	7,112,302	0.4
		Sequoia Mortgage Trust
		Series - 2017 3 (Class A4)
8,846,176	g,i	3.500%, 04/25/47	8,886,291	0.5
		Series - 2017 6 (Class A4)
9,398,189	g,i	3.500%, 09/25/47	9,459,737	0.5
		Series - 2018 3 (Class A4)
27,763,815	g,i	3.500%, 03/25/48	27,637,143	1.5
		Series - 2020 1 (Class A4)
15,769,637	g,i	3.500%, 02/25/50	15,869,650	0.9
		Structured Agency Credit Risk Debt Note (STACR)
		Series - 2017 DNA2 (Class M1)
9,285,656	i	2.147%, 10/25/29	9,041,268	0.5
		Other	185,918,306	10.2
			360,908,053	19.9

	TOTAL STRUCTURED ASSETS (Cost $531,892,788)		507,093,662	28.0

	TOTAL BONDS (Cost $1,790,688,389)		1,776,398,843	98.1

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			14,317,092	0.8

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,316,982)		14,317,092	0.8

	TOTAL PORTFOLIO (Cost $1,829,494,995)		1,812,999,643	100.1
	OTHER ASSETS & LIABILITIES, NET		(2,653,920)	(0.1)

	NET ASSETS		$1,810,345,723	100.0%

58	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded
Short-Term Bond Fund ■ March 31, 2020

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/20, the aggregate value of these securities, including those in “Other,” is $701,189,257 or 38.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of March 31, 2020 were as follows:

	Number of				Unrealized
	long (short)				appreciation
Description	contracts	Expiration date	Notional amount	Value	(depreciation)
US Long Bond (CBT)	(40)	06/19/20	$(6,808,962)	$(7,162,500)	$(353,538)
US 10 Year Note (CBT)	(115)	06/19/20	(15,333,344)	(15,949,062)	(615,718)
Total	(155)		$(22,142,306)	$(23,111,562)	$(969,256)

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	59

Summary portfolio of investments

Short-Term Bond Index Fund  ■  March 31, 2020

			% of net
Principal	Issuer	Value	assets
BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS		$550,180	0.1%
BANKS
	Bank of America Corp
$1,500,000	2.881%, 04/24/23	1,505,760	0.2
	JPMorgan Chase & Co
1,450,000	3.207%, 04/01/23	1,477,722	0.2
	Other	41,748,095	6.2
		44,731,577	6.6
CAPITAL GOODS		8,803,261	1.3
COMMERCIAL & PROFESSIONAL SERVICES		1,457,780	0.2
CONSUMER DURABLES & APPAREL		98,609	0.0
CONSUMER SERVICES		913,283	0.1
DIVERSIFIED FINANCIALS		27,863,473	4.1
ENERGY		9,072,199	1.4
FOOD & STAPLES RETAILING		2,663,980	0.4
FOOD, BEVERAGE & TOBACCO		6,041,800	1.0
HEALTH CARE EQUIPMENT & SERVICES		3,439,952	0.5
HOUSEHOLD & PERSONAL PRODUCTS		1,681,531	0.2
INSURANCE		2,514,772	0.4
MATERIALS		2,426,976	0.4
MEDIA & ENTERTAINMENT		3,117,459	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		9,186,644	1.3
REAL ESTATE		2,766,372	0.4
RETAILING		2,311,936	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,014,434	0.3
SOFTWARE & SERVICES		4,526,006	0.6
TECHNOLOGY HARDWARE & EQUIPMENT		6,361,467	1.0
TELECOMMUNICATION SERVICES		3,261,663	0.5
TRANSPORTATION		2,426,419	0.4
UTILITIES		7,991,520	1.2

	TOTAL CORPORATE BONDS (Cost $157,366,369)	156,223,293	23.2

GOVERNMENT BONDS

AGENCY SECURITIES
	Federal Home Loan Bank (FHLB)
3,000,000	3.000%, 10/12/21	3,119,750	0.5
1,600,000	1.625%, 11/19/21	1,630,933	0.2
1,500,000	1.625%, 12/20/21	1,531,555	0.2
	Federal Home Loan Mortgage Corp (FHLMC)
2,500,000	2.375%, 01/13/22	2,587,130	0.4
			% of net
Principal	Issuer	Value	assets
AGENCY SECURITIES—continued
	Federal National Mortgage Association (FNMA)
$1,500,000	2.625%, 01/11/22	$1,557,708	0.2%
	Other	3,380,171	0.5
		13,807,247	2.0

FOREIGN GOVERNMENT BONDS
	Asian Development Bank
2,500,000	1.875%, 07/19/22	2,572,155	0.4
	European Investment Bank
2,000,000	2.375%, 05/13/21	2,040,938	0.3
2,750,000	1.375%, 09/06/22	2,798,893	0.4
	International Bank for Reconstruction & Development
2,000,000	1.625%, 02/10/22	2,040,379	0.3
1,250,000	2.125%, 07/01/22	1,290,863	0.2
	Kreditanstalt fuer Wiederaufbau
2,000,000	2.625%, 04/12/21	2,042,177	0.3
2,000,000	1.750%, 08/22/22	2,054,721	0.3
2,100,000	1.625%, 02/15/23	2,158,864	0.3
	Other	28,017,904	4.2
		45,016,894	6.7
U.S. TREASURY SECURITIES
	United States Treasury Note
6,600,000	2.625%, 05/15/21	6,784,078	1.0
8,500,000	2.125%, 05/31/21	8,696,562	1.3
10,250,000	2.625%, 06/15/21	10,559,102	1.6
18,800,000	1.625%, 06/30/21	19,146,625	2.8
16,250,000	2.625%, 07/15/21	16,762,891	2.5
6,000,000	1.750%, 07/31/21	6,124,688	0.9
12,250,000	2.750%, 08/15/21	12,676,357	1.9
3,000,000	1.500%, 08/31/21	3,054,609	0.5
13,500,000	2.750%, 09/15/21	13,994,121	2.1
8,500,000	1.500%, 09/30/21	8,663,359	1.3
9,000,000	2.875%, 10/15/21	9,366,680	1.4
12,000,000	1.500%, 10/31/21	12,242,344	1.8
17,750,000	2.875%, 11/15/21	18,514,082	2.7
25,200,000	1.500%, 11/30/21	25,735,500	3.8
14,250,000	2.625%, 12/15/21	14,833,359	2.2
20,850,000	1.625%, 12/31/21	21,359,033	3.2
20,900,000	2.500%, 01/15/22	21,745,797	3.2
2,150,000	1.375%, 01/31/22	2,195,184	0.3
3,000,000	2.500%, 02/15/22	3,127,266	0.5
10,000,000	2.375%, 03/15/22	10,419,531	1.5
13,000,000	0.375%, 03/31/22	13,034,531	1.9
12,000,000	2.250%, 04/15/22	12,490,781	1.8
18,000,000	2.125%, 05/15/22	18,717,891	2.8
14,000,000	1.750%, 06/15/22	14,469,766	2.1
20,000,000	1.750%, 07/15/22	20,690,625	3.1
13,000,000	1.500%, 08/15/22	13,395,586	2.0
10,000,000	1.500%, 09/15/22	10,303,906	1.5
17,400,000	1.375%, 10/15/22	17,890,055	2.6
20,000,000	1.625%, 11/15/22	20,707,812	3.1
23,000,000	1.625%, 12/15/22	23,845,430	3.5
22,000,000	1.500%, 01/15/23	22,753,672	3.4
14,000,000	1.375%, 02/15/23	14,444,062	2.1
2,500,000	0.500%, 03/15/23	2,515,625	0.4
3,000,000	1.250%, 02/28/25	3,111,445	0.5
	Other	1,221,481	0.2
		455,593,836	67.5

60	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded
Short-Term Bond Index Fund ■ March 31, 2020
			% of net
Principal	Issuer	Value	assets
	TOTAL GOVERNMENT BONDS (Cost $499,620,579)	$514,417,977	76.2%
	TOTAL BONDS (Cost $656,986,948)	670,641,270	99.4

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Farm Credit Bank (FFCB)
$5,000,000	0.130%, 10/27/20	4,995,936	0.7
		4,995,936	0.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,996,226)	4,995,936	0.7
	TOTAL PORTFOLIO (Cost $661,983,174)	675,637,206	100.1
	OTHER ASSETS & LIABILITIES, NET	(955,342)	(0.1)

	NET ASSETS	$674,681,864	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $4,381,645 or 0.6% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	61

Summary portfolio of investments

Money Market Fund  ■  March 31, 2020

			% of net
Principal	Issuer	Value	assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Agricultural Mortgage Corp (FAMC)
$30,000,000	0.010%, 07/17/20	$29,959,875	1.4%
25,000,000	0.010%, 09/15/20	24,966,368	1.1
34,000,000	0.010%, 09/25/20	33,924,775	1.5
65,260,000	0.060%, 04/02/20–12/15/20	65,150,165	3.0
	Federal Farm Credit Bank (FFCB)
25,000,000	0.010%, 05/07/20	24,986,000	1.1
61,400,000	0.070%, 04/13/20–07/29/20	61,294,299	2.8
	Federal Home Loan Bank (FHLB)
32,300,000	0.010%, 04/09/20	32,296,204	1.5
30,000,000	0.010%, 04/13/20	29,984,691	1.4
22,850,000	0.010%, 04/14/20	22,837,210	1.0
48,570,000	0.010%, 04/15/20	48,540,614	2.2
21,900,000	0.010%, 04/17/20	21,884,871	1.0
25,000,000	0.010%, 04/21/20	24,978,556	1.1
36,200,000	0.010%, 04/22/20	36,173,128	1.6
31,360,000	0.010%, 04/27/20	31,324,444	1.4
21,000,000	0.010%, 04/28/20	20,975,587	1.0
23,986,000	0.010%, 04/29/20	23,956,710	1.1
26,880,000	0.010%, 05/01/20	26,850,960	1.2
35,345,000	0.010%, 05/04/20	35,321,175	1.6
25,600,000	0.010%, 05/07/20	25,560,064	1.2
26,965,000	0.010%, 05/08/20	26,940,414	1.2
23,205,000	0.010%, 05/15/20	23,201,597	1.1
28,100,000	0.010%, 05/20/20	28,040,204	1.3
20,630,000	0.010%, 05/29/20	20,610,612	0.9
35,420,000	0.010%, 06/04/20	35,396,777	1.6
31,456,000	0.010%, 06/05/20	31,418,109	1.4
32,590,000	0.010%, 06/12/20	32,576,964	1.5
50,000,000	0.010%, 06/19/20	49,981,347	2.3
28,500,000	0.010%, 07/07/20	28,484,642	1.3
25,000,000	0.010%, 07/15/20	24,961,354	1.1
39,805,000	0.010%, 07/17/20	39,698,831	1.8
50,000,000	0.010%, 07/31/20	49,974,792	2.3
25,000,000	0.010%, 08/24/20	24,964,757	1.1
75,000,000	0.010%, 09/09/20	74,847,944	3.4
214,268,000	0.170%, 04/01/20–09/23/20	214,050,556	9.8
	Federal Home Loan Mortgage Corp (FHLMC)
30,000,000	0.010%, 06/17/20	29,901,611	1.4
52,828,000	0.080%, 04/07/20–08/19/20	52,733,188	2.4
	Federal National Mortgage Association (FNMA)
21,614,000	0.010%, 05/06/20	21,581,429	1.0
25,270,000	0.020%, 04/08/20–05/15/20	25,238,165	1.2
		1,455,568,989	66.3

TREASURY DEBT
	United States Treasury Bill
35,000,000	0.010%, 04/16/20	34,977,760	1.6
24,070,000	0.010%, 04/23/20	24,047,347	1.1
28,975,000	0.010%, 05/05/20	28,960,223	1.3
35,230,000	0.010%, 05/14/20	35,165,167	1.6
24,035,000	0.010%, 05/21/20	23,983,914	1.1
20,000,000	0.010%, 05/26/20	19,999,022	0.9
23,300,000	0.010%, 07/09/20	23,298,943	1.1
48,568,000	0.050%, 04/02/20–07/02/20	48,512,706	2.2
	Other	17,393,650	0.8
		256,338,732	11.7

				% of net
Principal		Issuer	Value	assets
VARIABLE RATE SECURITIES
		Federal Agricultural Mortgage Corp (FAMC)
$25,000,000	i	0.070%, 11/09/20, SOFR + 0.060%	$25,000,000	1.1%
20,000,000	i	0.954%, 12/21/20, LIBOR 1 M + 0.030%	20,000,000	0.9
25,000,000	i	0.290%, 03/23/21, SOFR + 0.280%	25,000,000	1.1
69,750,000	i	0.050%–1.641%, 05/19/20–02/08/21,
		SOFR + 0.040%–LIBOR 1 M + 0.060%	69,750,808	3.2
		Federal Farm Credit Bank (FFCB)
22,500,000	i	0.195%, 12/28/20, US Treasury Bill
		3 M + 0.110%	22,493,245	1.0
25,000,000	i	0.300%, 04/23/21, SOFR + 0.290%	25,000,000	1.1
30,500,000	i	0.090%–0.380%, 05/29/20–01/19/21,
		SOFR + 0.080%–FRED - 2.870%	30,497,337	1.4
		Federal Home Loan Bank (FHLB)
20,000,000	i	0.250%, 12/24/20, SOFR + 0.240%	20,000,000	0.9
25,000,000	i	0.795%, 01/11/21, LIBOR 1 M + 0.070%	25,000,000	1.2
20,000,000	i	0.290%, 03/25/21, SOFR + 0.280%	20,000,000	0.9
87,000,000	i	0.030%–0.140%, 05/22/20–05/14/21,
		SOFR + 0.020%–SOFR + 0.130%	86,999,210	4.0
		Federal National Mortgage Association (FNMA)
20,000,000	i	0.290%, 04/26/21, SOFR + 0.280%	20,000,000	0.9
23,000,000	i	0.060%–0.085%, 07/30/20–03/04/21,
		SOFR + 0.050%–SOFR + 0.075%	23,000,000	1.1
		United States Treasury Note
50,000,000	i	0.118%, 04/30/20, US Treasury Bill
		3 M + 0.033%	49,997,647	2.3
		Other	31,996,316	1.4
			494,734,563	22.5

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,206,642,284)		2,206,642,284	100.5

	TOTAL PORTFOLIO (Cost $2,206,642,284)		2,206,642,284	100.5
	OTHER ASSETS & LIABILITIES, NET		(11,608,386)	(0.5)

	NET ASSETS		$2,195,033,898	100.0%

Abbreviation(s):
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

62	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

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TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	63

Statements of assets and liabilities

TIAA-CREF Funds  ■  March 31, 2020

					5–15 Year Laddered
			Core Impact	Core Plus	Tax-Exempt			Inflation-Linked	Short Duration	Short-Term	Short-Term Bond	Money Market
	Bond Index Fund	Core Bond Fund	Bond Fund	Bond Fund	Bond Fund	Green Bond Fund	High-Yield Fund	Bond Fund	Impact Bond Fund	Bond Fund	Index Fund	Fund
ASSETS
Portfolio investments, at value†	$16,384,311,866	$6,491,203,212	$4,998,286,654	$4,592,466,767	$263,416,460	$32,541,464	$3,176,417,477	$3,438,240,238	$28,383,695	$1,812,999,643	$675,637,206	$2,206,642,284
Cash§#	439,308	17,587,751	6,093,781	16,869,956	4,416,801	278,064	1,072,712	3,379	146,127	8,826,332	9,657,004	—
Receivable from securities transactions	260,454,091	142,329,783	152,148,134	90,861,656	—	248,472	225,343	—	7,358	10,042	3,443,436	—
Receivable for delayed delivery securities	197,616,108	187,518,435	12,076,786	198,446,476	—	—	—	—	232,500	—	—	—
Receivable from Fund shares sold	2,431,298	6,194,910	7,115,362	10,165,997	59,706	30,062	28,399,996	517,752	2	929,492	3,578	8,317,131
Dividends and interest receivable	86,440,758	36,833,892	29,672,181	27,658,592	3,056,944	237,072	52,053,657	7,857,442	157,803	8,200,218	3,673,254	633,603
Due from affiliates	615,692	977,035	—	605,983	9,939	24,641	110,839	328,750	25,341	182,135	69,633	40,345
Receivable for variation margin on open futures contracts	—	15,531	—	455,719	—	—	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	224,207	—	—	—	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	16,607	—	16,607	—	—	—	—	—	—	—	—
Other	511,556	310,611	74,310	222,934	46,343	333	—	199,837	319	117,597	11,102	—
Total assets	16,932,820,677	6,883,211,974	5,205,467,208	4,937,770,687	271,006,193	33,360,108	3,258,280,024	3,447,147,398	28,953,145	1,831,265,459	692,495,213	2,215,633,363
LIABILITIES
Management fees payable	1,458,740	1,657,403	1,440,055	1,156,051	58,815	11,601	943,515	707,650	7,329	398,639	41,663	159,854
Service agreement fees payable	99,086	382,934	432,464	134,426	183	1,441	68,449	77,532	656	58,762	17,678	59,689
Distribution fees payable	9,199	24,853	54,225	66,156	57,033	777	63,163	32,032	385	38,585	759	116,127
Due to affiliates	101,309	57,861	41,916	48,257	15,653	22,187	43,082	41,784	22,175	35,887	28,713	29,145
Overdraft payable	—	—	—	—	—	—	—	—	—	—	—	10,403
Payable for securities transactions	242,078,934	36,690,128	212,279,768	107,772,012	—	—	523,000	—	—	—	9,532,386	15,000,000
Payable for delayed delivery securities	5,350,687	143,411,866	32,259,340	205,461,429	—	—	—	—	248,750	—	—	—
Payable for unfunded loan commitment	—	109,875	—	—	—	—	—	—	—	—	—	—
Payable for Fund shares redeemed	108,086,865	84,930,158	11,449,259	46,940,405	337,236	1,221	5,591,493	18,392,897	1,933	16,775,210	7,128,875	5,000,556
Income distribution payable	14,064,413	11,106,606	2,406,108	9,015,073	41,878	61,589	3,096,225	—	55,384	2,326,649	978,326	29,721
Payable for variation margin on open futures contracts	—	—	—	—	—	—	—	—	—	968,867	—	—
Unrealized depreciation on forward foreign currency contracts	—	52,319	32,772	65,939	—	—	—	—	—	—	—	—
Payable for trustee compensation	521,771	330,717	76,954	234,560	46,525	354	242,515	202,074	340	130,531	11,298	938
Accrued expenses and other payables	1,088,492	408,460	444,104	293,991	59,046	39,096	356,469	218,590	38,202	186,606	73,651	193,032
Total liabilities	372,859,496	279,163,180	260,916,965	371,188,299	616,369	138,266	10,927,911	19,672,559	375,154	20,919,736	17,813,349	20,599,465
NET ASSETS	$16,559,961,181	$6,604,048,794	$4,944,550,243	$4,566,582,388	$270,389,824	$33,221,842	$3,247,352,113	$3,427,474,839	$28,577,991	$1,810,345,723	$674,681,864	$2,195,033,898
NET ASSETS CONSIST OF:
Paid-in-capital	$15,545,985,622	$6,501,563,342	$4,908,237,969	$4,603,488,545	$266,278,325	$33,053,039	$3,887,981,657	$3,333,699,673	$29,019,468	$1,837,528,792	$662,412,742	$2,195,008,459
Total distributable earnings (loss)	1,013,975,559	102,485,452	36,312,274	(36,906,157)	4,111,499	168,803	(640,629,544)	93,775,166	(441,477)	(27,183,069)	12,269,122	25,439
NET ASSETS	$16,559,961,181	$6,604,048,794	$4,944,550,243	$4,566,582,388	$270,389,824	$33,221,842	$3,247,352,113	$3,427,474,839	$28,577,991	$1,810,345,723	$674,681,864	$2,195,033,898
† Portfolio investments, cost	$15,406,438,451	$6,435,901,537	$4,991,200,313	$4,649,901,286	$260,154,163	$32,471,167	$3,601,188,142	$3,340,790,760	$28,853,585	$1,829,494,995	$661,983,174	$2,206,642,284
§ Includes cash collateral for mortgage dollar rolls of	$—	$17,350,000	$2,927,560	$9,600,000	$—	$—	$—	$—	$—	$—	$—	$—
# Includes cash collateral for open futures or open swap contracts of	$—	$12,950	$—	$831,880	$—	$—	$—	$—	$—	$472,750	$—	$—

64	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	65

Statements of assets and liabilities	concluded

TIAA-CREF Funds  ■  March 31, 2020

					5–15 Year Laddered
			Core Impact	Core Plus	Tax-Exempt			Inflation-Linked	Short Duration	Short-Term	Short-Term Bond	Money Market
	Bond Index Fund	Core Bond Fund	Bond Fund	Bond Fund	Bond Fund	Green Bond Fund	High-Yield Fund	Bond Fund	Impact Bond Fund	Bond Fund	Index Fund	Fund
INSTITUTIONAL CLASS:
Net assets	$10,054,559,230	$1,753,878,535	$3,223,140,801	$1,383,899,196	$4,946,382	$21,857,473	$2,281,684,550	$1,692,282,301	$22,112,345	$616,292,063	$54,734,980	$1,089,417,094
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	881,607,630	167,322,919	309,582,555	133,297,570	471,020	2,138,353	273,083,217	146,603,610	2,242,299	60,315,120	5,407,052	1,089,396,979
Net asset value per share	$11.40	$10.48	$10.41	$10.38	$10.50	$10.22	$8.36	$11.54	$9.86	$10.22	$10.12	$1.00
ADVISOR CLASS:
Net assets	$17,004,533	$906,705,813	$930,083,012	$211,365,580	$965,874	$1,069,338	$4,668,919	$141,820,866	$986,105	$169,157,881	$645,177	$1,224,642
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,490,798	86,441,449	89,285,577	20,341,323	92,021	104,616	559,204	12,283,727	100,000	16,561,331	63,735	1,224,599
Net asset value per share	$11.41	$10.49	$10.42	$10.39	$10.50	$10.22	$8.35	$11.55	$9.86	$10.21	$10.12	$1.00
PREMIER CLASS:
Net assets	$25,927,046	$13,685,255	$30,850,438	$9,430,976	$—	$1,022,167	$19,372,217	$3,068,440	$986,159	$4,194,501	$620,876	$441,375,046
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,273,592	1,304,941	2,961,735	908,470	—	100,000	2,315,599	266,303	100,000	410,150	61,381	441,369,309
Net asset value per share	$11.40	$10.49	$10.42	$10.38	$—	$10.22	$8.37	$11.52	$9.86	$10.23	$10.12	$1.00
RETIREMENT CLASS:
Net assets	$449,367,929	$208,899,159	$527,044,484	$394,610,619	$—	$6,457,314	$294,163,835	$188,609,357	$3,260,336	$112,810,169	$83,232,491	$330,962,879
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	39,383,513	19,569,101	50,611,188	37,961,049	—	631,687	35,194,577	16,216,025	330,576	11,028,053	8,223,035	330,956,311
Net asset value per share	$11.41	$10.67	$10.41	$10.40	$—	$10.22	$8.36	$11.63	$9.86	$10.23	$10.12	$1.00
RETAIL CLASS:
Net assets	$29,640,662	$106,363,358	$233,431,508	$298,496,353	$264,477,568	$2,815,550	$268,803,536	$149,026,865	$1,233,046	$173,174,302	$3,114,943	$332,054,237
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,597,571	9,973,632	22,434,813	28,695,133	25,160,381	275,410	32,027,672	13,249,290	125,037	16,936,038	307,781	332,036,289
Net asset value per share	$11.41	$10.66	$10.40	$10.40	$10.51	$10.22	$8.39	$11.25	$9.86	$10.23	$10.12	$1.00
CLASS W:
Net assets	$5,983,461,781	$3,614,516,674	$—	$2,268,779,664	$—	$—	$378,659,056	$1,252,667,010	$—	$734,716,807	$532,333,397	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	524,586,144	344,784,831	—	218,522,668	—	—	45,320,100	108,517,779	—	71,909,044	52,590,954	—
Net asset value per share	$11.41	$10.48	$—	$10.38	$—	$—	$8.36	$11.54	$—	$10.22	$10.12	$—

66	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	67

Statements of operations

TIAA-CREF Funds ■ For the year ended March 31, 2020

					5–15 Year Laddered
			Core Impact	Core Plus	Tax-Exempt			Inflation-Linked	Short Duration	Short-Term	Short-Term Bond	Money Market
	Bond Index Fund	Core Bond Fund	Bond Fund	Bond Fund	Bond Fund	Green Bond Fund	High-Yield Fund	Bond Fund	Impact Bond Fund	Bond Fund	Index Fund	Fund
INVESTMENT INCOME
Interest*	$439,915,541	$217,279,583	$128,882,472	$160,197,974	$7,670,912	$1,081,639	$226,236,465	$93,585,957	$873,677	$62,091,486	$14,136,690	$29,425,079
Dividends	—	4,169	399,989	16,682	—	9,784	1,367,151	—	—	—	—	—
Total income	439,915,541	217,283,752	129,282,461	160,214,656	7,670,912	1,091,423	227,603,616	93,585,957	873,677	62,091,486	14,136,690	29,425,079
EXPENSES
Management fees	16,154,653	19,261,749	14,290,338	13,659,540	699,638	121,519	12,849,695	8,204,879	84,027	5,245,754	425,207	1,514,845
Shareholder servicing – Institutional Class	9,439	2,660	31,753	6,913	97	—	8,496	4,094	—	1,451	551	804
Shareholder servicing – Advisor Class	7,736	1,325,868	799,764	142,497	476	54	12,608	151,863	28	121,584	1,137	831
Shareholder servicing – Premier Class	70	57	6,075	44	—	41	74	34	40	29	44	4,045
Shareholder servicing – Retirement Class	881,339	525,165	1,324,042	1,073,337	—	9,446	917,870	521,874	5,603	308,981	167,210	578,416
Shareholder servicing – Retail Class	16,535	42,982	61,317	176,553	69,910	2,707	97,438	91,764	2,003	79,971	3,572	276,168
Shareholder servicing – Class W	3,763	2,670	—	1,860	—	—	592	1,216	—	783	664	—
Distribution fees – Premier Class	37,268	22,122	53,555	16,660	—	1,587	37,585	4,820	1,524	8,280	1,093	331,808
Distribution fees – Retail Class	61,341	270,881	510,910	755,098	681,197	5,378	810,533	367,558	2,750	433,718	7,343	764,792
Administrative service fees	352,308	204,567	143,500	166,715	52,111	77,104	150,676	145,304	77,066	125,416	99,821	97,877
Trustee fees and expenses	185,455	81,241	47,912	56,898	3,394	343	47,513	41,259	323	26,102	6,940	17,555
Custody and accounting fees	178,891	100,264	53,147	81,879	20,171	20,706	42,672	33,782	20,512	33,909	23,790	54,683
Registration fees	175,139	137,085	150,801	107,945	64,315	85,678	118,588	99,151	84,021	121,737	81,752	146,794
Professional fees	159,970	97,832	85,598	85,806	36,877	32,168	79,232	57,170	34,763	62,074	52,891	45,113
Other expenses	1,337,062	602,695	692,060	295,617	55,375	30,933	356,724	209,372	29,977	162,979	88,008	138,838
Total expenses	19,560,969	22,677,838	18,250,772	16,627,362	1,683,561	387,664	15,530,296	9,934,140	342,637	6,732,768	960,023	3,972,569
Less: Expenses reimbursed by the investment adviser	(6,344,609)	(11,610,813)	—	(7,417,042)	(92,342)	(237,297)	(988,026)	(2,962,241)	(233,716)	(2,312,804)	(625,793)	(291,359)
Fee waiver by investment adviser and Nuveen Securities, LLC§	—	—	—	—	—	—	(346,394)	(636,712)	—	—	—	—
Net expenses	13,216,360	11,067,025	18,250,772	9,210,320	1,591,219	150,367	14,195,876	6,335,187	108,921	4,419,964	334,230	3,681,210
Net investment income (loss)	426,699,181	206,216,727	111,031,689	151,004,336	6,079,693	941,056	213,407,740	87,250,770	764,756	57,671,522	13,802,460	25,743,869
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	79,162,493	114,783,727	73,536,598	91,231,847	1,197,718	252,339	(78,614,293)	(4,381,953)	135,821	16,319,677	1,423,659	33,150
Futures contracts	—	—	—	—	—	—	—	(1,601,252)	—	(6,394,156)	—	—
Forward foreign currency contracts	—	—	385,170	—	—	—	—	—	—	—	—	—
Swap contracts	—	1,753,091	—	203,031	—	—	(2,698,220)	—	—	—	—	—
Foreign currency transactions	—	(9,672)	(28)	(59,859)	—	—	—	—	—	—	—	—
Net realized gain (loss) on total investments	79,162,493	116,527,146	73,921,740	91,375,019	1,197,718	252,339	(81,312,513)	(5,983,205)	135,821	9,925,521	1,423,659	33,150
Change in unrealized appreciation (depreciation) on:
Portfolio investments	896,860,957	7,540,383	(33,455,241)	(79,276,343)	(2,288,242)	(662,145)	(400,276,400)	68,450,858	(651,913)	(16,876,278)	12,013,817	—
Futures contracts	—	15,514	—	454,835	—	—	—	465,471	—	153,520	—	—
Forward foreign currency contracts	—	(35,712)	(32,772)	(49,332)	—	—	—	—	—	—	—	—
Swap contracts	—	1,526,947	—	885,038	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	(5,661)	(197)	(5,755)	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	896,860,957	9,041,471	(33,488,210)	(77,991,557)	(2,288,242)	(662,145)	(400,276,400)	68,916,329	(651,913)	(16,722,758)	12,013,817	—
Net realized and unrealized gain (loss) on total investments	976,023,450	125,568,617	40,433,530	13,383,462	(1,090,524)	(409,806)	(481,588,913)	62,933,124	(516,092)	(6,797,237)	13,437,476	33,150
Net increase (decrease) in net assets from operations	$1,402,722,631	$331,785,344	$151,465,219	$164,387,798	$4,989,169	$531,250	$(268,181,173)	$150,183,894	$248,664	$50,874,285	$27,239,936	$25,777,019
* Net of foreign withholding taxes of	$—	$170,674	$2,985	$150,047	$—	$—	$—	$—	$—	$2,619	$473	$—

§	As described in Note 1, TPIS merged into Nuveen Securities, LLC on September 30, 2019.

68	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	69

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Bond Index Fund		Core Bond Fund		Core Impact Bond Fund		Core Plus Bond Fund		5–15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund
		March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019*
OPERATIONS
Net investment income (loss)		$426,699,181	$289,879,893	$206,216,727	$179,459,151	$111,031,689	$75,437,808	$151,004,336	$142,512,864	$6,079,693	$6,141,162	$941,056	$350,115
Net realized gain (loss) on total investments		79,162,493	(29,370,450)	116,527,146	(34,718,269)	73,921,740	(2,731,497)	91,375,019	(31,489,922)	1,197,718	486,315	252,339	109,026
Net change in unrealized appreciation (depreciation) on total investments		896,860,957	226,670,357	9,041,471	107,997,481	(33,488,210)	56,483,610	(77,991,557)	74,361,692	(2,288,242)	7,133,946	(662,145)	732,442
Net increase (decrease) in net assets from operations		1,402,722,631	487,179,800	331,785,344	252,738,363	151,465,219	129,189,921	164,387,798	185,384,634	4,989,169	13,761,423	531,250	1,191,583
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(265,359,219)	(222,285,213)	(46,734,172)	(84,264,953)	(91,443,600)	(47,487,195)	(41,371,056)	(75,669,394)	(180,158)	(50,820)	(890,091)	(291,739)
	Advisor Class	(183,950)	(20,766)	(26,116,084)	(20,187,157)	(27,654,075)	(11,318,125)	(5,513,588)	(921,140)	(15,969)	(4,545)	(43,103)	(13,320)
	Premier Class	(611,330)	(755,167)	(394,913)	(443,698)	(1,146,121)	(943,350)	(314,466)	(349,181)	—	—	(40,562)	(13,320)
	Retirement Class	(8,297,462)	(5,311,316)	(5,393,901)	(6,011,591)	(16,708,206)	(11,173,517)	(11,714,337)	(13,805,398)	—	—	(149,650)	(17,027)
	Retail Class	(562,993)	(498,977)	(2,740,822)	(2,712,783)	(6,418,614)	(4,567,095)	(8,036,493)	(7,878,516)	(6,518,916)	(6,321,080)	(81,594)	(14,648)
	Class W†	(151,945,788)	(60,994,591)	(122,216,339)	(65,292,643)	—	—	(81,104,619)	(42,908,150)	—	—	—	—
Total distributions		(426,960,742)	(289,866,030)	(203,596,231)	(178,912,825)	(143,370,616)	(75,489,282)	(148,054,559)	(141,531,779)	(6,715,043)	(6,376,445)	(1,205,000)	(350,054)
SHAREHOLDER TRANSACTIONS
Subscriptions :	Institutional Class	5,490,275,796	2,051,352,268	1,301,445,537	902,949,225	1,856,656,914	1,020,498,408	449,751,913	501,049,755	5,435,806	4,101,579	380,454	21,056,448
	Advisor Class	18,130,840	1,124,623	186,995,009	1,009,711,596	683,834,162	420,528,881	51,442,418	18,895,564	787,190	120,045	59,981	1,000,000
	Premier Class	9,293,152	7,187,488	2,086,674	5,814,161	10,764,178	10,074,765	4,428,363	2,722,362	—	—	—	1,000,010
	Retirement Class	207,108,501	94,923,704	47,033,782	17,535,480	84,616,901	100,012,099	28,148,084	54,652,916	—	—	6,489,787	1,716,117
	Retail Class	11,778,140	3,215,759	15,115,712	9,556,773	104,565,465	93,657,404	21,811,213	16,273,666	26,985,778	17,083,620	2,540,415	1,433,029
	Class W†	2,292,367,122	901,699,418	1,158,055,113	580,901,420	—	—	526,319,799	227,101,873	—	—	—	—
Reinvestments of distributions:	Institutional Class	261,395,644	169,808,559	36,209,779	20,730,066	70,402,889	36,072,603	21,472,595	17,375,150	169,400	39,379	4,939	224
	Advisor Class	181,359	18,178	24,982,508	19,930,219	13,477,226	4,982,377	2,667,923	699,705	13,338	1,990	278	—
	Premier Class	611,330	754,917	389,814	440,088	1,061,755	896,475	310,891	349,064	—	—	—	—
	Retirement Class	8,295,590	5,309,213	5,393,098	6,011,067	16,689,375	11,141,424	11,711,291	13,805,081	—	—	109,270	3,769
	Retail Class	544,816	479,732	2,565,717	2,563,860	6,138,611	4,338,899	7,467,554	7,240,197	5,967,218	5,765,931	40,889	1,576
	Class W†	—	—	—	—	—	—	—	—	—	—	—	—
Transfers in connection with new class:	Institutional Class	—	(3,995,413,006)	—	(3,654,605,282)	—	—	—	(2,385,556,480)	—	—	—	—
	Class W†	—	3,995,413,006	—	3,654,605,282	—	—	—	2,385,556,480	—	—	—	—
Fund reorganization:‡	Institutional Class	—	—	60,267,084	—	—	—	73,135,010	—	—	—	—	—
	Advisor Class	—	—	49,145,762	—	—	—	200,871,633	—	—	—	—	—
	Retail Class	—	—	17,743,335	—	—	—	54,628,226	—	—	—	—	—
Redemptions:	Institutional Class	(2,765,152,186)	(1,393,079,061)	(634,579,619)	(607,787,245)	(665,978,746)	(331,506,693)	(352,405,136)	(355,944,901)	(5,553,151)	(563,314)	(30,224)	(10)
	Advisor Class	(2,948,765)	(321,821)	(304,273,247)	(119,001,545)	(321,710,883)	(120,927,964)	(77,011,082)	(9,588,084)	(31,079)	(24)	(11,130)	—
	Premier Class	(6,829,307)	(20,632,767)	(3,844,290)	(17,212,636)	(18,488,933)	(4,800,810)	(6,089,997)	(14,530,322)	—	—	—	(10)
	Retirement Class	(44,889,881)	(26,179,478)	(44,219,481)	(41,303,930)	(47,197,376)	(15,857,677)	(83,387,505)	(63,515,547)	—	—	(1,457,080)	(142,568)
	Retail Class	(5,627,595)	(3,440,606)	(23,281,135)	(17,658,717)	(50,543,751)	(104,961,457)	(42,086,558)	(34,335,024)	(32,891,370)	(30,897,676)	(1,072,003)	(70,098)
	Class W†	(1,244,045,335)	(428,967,937)	(1,355,429,151)	(598,107,317)	—	—	(637,053,007)	(304,473,567)	—	—	—	—
Net increase (decrease) from shareholder transactions		4,230,489,221	1,363,252,189	541,802,001	1,175,072,565	1,744,287,787	1,124,148,734	256,133,628	77,777,888	883,130	(4,348,470)	7,055,576	25,998,487
Net increase (decrease) in net assets		5,206,251,110	1,560,565,959	669,991,114	1,248,898,103	1,752,382,390	1,177,849,373	272,466,867	121,630,743	(842,744)	3,036,508	6,381,826	26,840,016
NET ASSETS
Beginning of period		11,353,710,071	9,793,144,112	5,934,057,680	4,685,159,577	3,192,167,853	2,014,318,480	4,294,115,521	4,172,484,778	271,232,568	268,196,060	26,840,016	—
End of period		$16,559,961,181	$11,353,710,071	$6,604,048,794	$5,934,057,680	$4,944,550,243	$3,192,167,853	$4,566,582,388	$4,294,115,521	$270,389,824	$271,232,568	$33,221,842	$26,840,016

70	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	71

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the period or year ended

		Bond Index Fund		Core Bond Fund		Core Impact Bond Fund		Core Plus Bond Fund		5–15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund
		March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019*
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	505,684,309	195,409,086	124,501,386	89,646,028	175,262,612	101,563,968	42,342,394	49,465,863	504,123	397,241	35,374	2,105,534
	Advisor Class	1,630,998	107,804	17,563,405	100,026,586	64,510,714	41,810,099	4,827,676	1,856,581	71,964	11,744	5,609	100,000
	Premier Class	840,845	684,663	196,969	577,689	1,012,967	1,003,229	416,803	268,370	—	—	—	100,001
	Retirement Class	18,643,496	9,039,173	4,314,914	1,712,610	8,073,731	9,947,402	2,637,017	5,390,776	—	—	605,385	170,591
	Retail Class	1,051,210	306,299	1,397,774	933,086	9,879,563	9,332,671	2,041,882	1,604,300	2,498,176	1,659,056	239,009	142,619
	Class W†	207,099,777	85,700,826	109,382,527	57,806,619	—	—	49,564,623	22,321,518	—	—	—	—
Shares reinvested:	Institutional Class	23,443,172	16,161,332	3,401,988	2,059,912	6,638,919	3,585,197	2,013,996	1,714,857	15,654	3,796	467	22
	Advisor Class	16,067	1,728	2,350,698	1,979,972	1,269,271	494,750	249,213	68,999	1,233	193	26	—
	Premier Class	54,849	71,893	36,687	43,690	100,205	89,051	29,190	34,463	—	—	—	—
	Retirement Class	742,839	504,918	498,371	586,542	1,574,565	1,107,079	1,098,552	1,360,851	—	—	10,306	368
	Retail Class	48,851	45,642	237,254	250,401	579,508	431,575	699,175	713,211	552,056	559,995	3,852	153
	Class W†	—	—	—	—	—	—	—	—	—	—	—	—
Shares transferred in connection with new class:	Institutional Class	—	(383,069,320)	—	(365,460,528)	—	—	—	(236,897,366)	—	—	—	—
	Class W†	—	383,069,320	—	365,460,528	—	—	—	236,897,366	—	—	—	—
Shares from fund reorganization:§	Institutional Class	—	—	5,766,628	—	—	—	6,969,704	—	—	—	—	—
	Advisor Class	—	—	4,699,093	—	—	—	19,126,135	—	—	—	—	—
	Retail Class	—	—	1,668,644	—	—	—	5,195,855	—	—	—	—	—
Shares redeemed:	Institutional Class	(246,335,156)	(132,802,987)	(59,098,905)	(60,404,924)	(63,022,539)	(33,065,837)	(32,476,032)	(35,094,861)	(531,387)	(55,012)	(3,043)	(1)
	Advisor Class	(262,054)	(30,398)	(28,823,372)	(11,860,654)	(30,344,713)	(12,044,288)	(7,239,390)	(947,834)	(2,818)	(2)	(1,019)	—
	Premier Class	(608,790)	(1,949,123)	(359,360)	(1,703,849)	(1,730,347)	(477,752)	(571,621)	(1,428,517)	—	—	—	(1)
	Retirement Class	(4,038,095)	(2,498,971)	(4,106,297)	(4,042,470)	(4,476,301)	(1,581,721)	(7,888,268)	(6,269,023)	—	—	(140,854)	(14,109)
	Retail Class	(503,313)	(327,638)	(2,161,476)	(1,728,860)	(4,801,471)	(10,448,707)	(3,968,785)	(3,387,478)	(3,073,407)	(3,007,781)	(103,241)	(6,982)
	Class W†	(110,397,101)	(40,886,678)	(128,181,424)	(59,683,419)	—	—	(59,926,625)	(30,334,214)	—	—	—	—
Net increase (decrease) from shareholder transactions		397,111,904	129,537,569	53,285,504	116,198,959	164,526,684	111,746,716	25,141,494	7,337,862	35,594	(430,770)	651,871	2,598,195
*	For the period November 16, 2018 to March 31, 2019.
†	Class W commenced operations on September 28, 2018.
‡	Refer to Note 1—organization and significant accounting policies for further details.
§	Refer to Note 9—Fund reorganizations for further details.

72	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	73

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the period or year ended

		High-Yield Fund		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund		Short-Term Bond Fund		Short-Term Bond Index Fund		Money Market Fund
		March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019*	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019
OPERATIONS
Net investment income (loss)		$213,407,740	$232,473,104	$87,250,770	$51,497,813	$764,756	$300,396	$57,671,522	$46,357,710	$13,802,460	$9,265,761	$25,743,869	$19,952,098
Net realized gain (loss) on total investments		(81,312,513)	12,470,426	(5,983,205)	(3,837,627)	135,821	35,298	9,925,521	(7,651,276)	1,423,659	(2,072,523)	33,150	(164)
Net change in unrealized appreciation (depreciation) on total investments		(400,276,400)	3,882,536	68,916,329	30,100,439	(651,913)	182,023	(16,722,758)	15,693,920	12,013,817	5,698,215	—	—
Net increase (decrease) in net assets from operations		(268,181,173)	248,826,066	150,183,894	77,760,625	248,664	517,717	50,874,285	54,400,354	27,239,936	12,891,453	25,777,019	19,951,934
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(156,775,764)	(176,578,184)	(33,779,302)	(56,267,634)	(742,680)	(255,211)	(21,580,011)	(30,633,225)	(1,137,079)	(4,062,710)	(13,826,085)	(11,559,032)
	Advisor Class	(598,508)	(548,206)	(2,868,106)	(7,276)	(33,334)	(11,223)	(3,997,186)	(52,435)	(16,334)	(13,822)	(35,729)	(5,298)
	Premier Class	(1,371,443)	(2,047,348)	(59,211)	(83,013)	(31,827)	(11,224)	(138,286)	(198,250)	(14,976)	(13,032)	(3,329,337)	(482,820)
	Retirement Class	(19,700,573)	(22,462,132)	(3,627,124)	(5,402,792)	(68,395)	(11,548)	(2,927,141)	(2,508,054)	(1,307,867)	(778,696)	(3,880,553)	(2,918,162)
	Retail Class	(17,297,682)	(22,019,704)	(2,470,621)	(2,402,231)	(32,246)	(11,178)	(3,989,884)	(2,599,779)	(54,871)	(40,983)	(4,671,118)	(4,987,078)
	Class W†	(16,961,016)	(8,812,747)	(29,288,645)	(11,496,836)	—	—	(25,047,525)	(10,372,643)	(11,272,600)	(4,356,251)	—	—
Total distributions		(212,704,986)	(232,468,321)	(72,093,009)	(75,659,782)	(908,482)	(300,384)	(57,680,033)	(46,364,386)	(13,803,727)	(9,265,494)	(25,742,822)	(19,952,390)
SHAREHOLDER TRANSACTIONS
Subscriptions :	Institutional Class	953,544,394	1,283,532,173	370,872,285	579,134,919	1,864,571	22,414,851	316,381,053	504,903,526	23,681,868	82,488,779	711,438,174	767,794,237
	Advisor Class	10,546,605	16,513,431	34,417,666	112,087	117,000	1,000,000	31,669,297	7,843,753	32,688	466,891	1,814,498	1,373,309
	Premier Class	17,953,706	36,659,447	494,218	749,565	—	1,000,010	1,228,125	4,347,877	469,631	357,891	770,453,136	26,888,792
	Retirement Class	34,167,269	34,555,703	7,678,913	18,043,476	2,612,800	1,128,547	35,095,731	27,610,646	33,890,532	27,235,135	251,414,975	186,026,506
	Retail Class	76,570,048	81,258,023	28,304,167	5,012,646	401,322	1,143,741	11,194,452	8,019,319	1,127,424	1,324,124	176,250,137	144,104,584
	Class W†	226,932,938	42,391,830	334,044,122	146,326,712	—	—	196,819,835	185,112,218	204,033,031	77,241,507	—	—
Reinvestments of distributions:	Institutional Class	139,449,157	149,440,194	32,467,835	38,796,612	42,274	7,847	16,974,392	18,474,112	1,136,856	911,519	13,820,523	11,543,770
	Advisor Class	569,031	537,923	1,084,423	4,871	—	—	1,292,012	49,983	14,254	11,798	33,881	3,340
	Premier Class	1,369,665	2,035,397	59,210	83,013	—	—	137,957	198,249	9,807	8,071	2,923,593	482,851
	Retirement Class	19,699,391	22,457,704	3,627,104	5,402,792	37,542	693	2,926,726	2,508,061	1,307,668	778,505	3,880,484	2,918,451
	Retail Class	16,058,947	20,793,022	2,132,293	2,286,440	2,131	604	3,685,718	2,516,850	53,229	39,597	4,587,321	4,896,550
	Class W†	55	—	—	—	—	—	—	—	—	—	—	—
Transfers in connection with new class:	Institutional Class	—	(290,771,079)	—	(1,059,464,631)	—	—	—	(755,668,617)	—	(342,173,951)	—	—
	Class W†	—	290,771,079	—	1,059,464,631	—	—	—	755,668,617	—	342,173,951	—	—
Fund reorganization:‡	Institutional Class	—	—	80,898,466	—	—	—	58,675,190	—	—	—	—	—
	Advisor Class	—	—	347,105,669	—	—	—	260,350,375	—	—	—	—	—
	Retail Class	—	—	63,629,612	—	—	—	92,170,171	—	—	—	—	—
Redemptions:	Institutional Class	(1,565,459,484)	(895,635,158)	(464,145,376)	(452,746,592)	(1,889,649)	(7,211)	(680,708,184)	(327,816,236)	(15,141,855)	(24,440,736)	(340,184,651)	(562,773,073)
	Advisor Class	(19,433,750)	(8,444,970)	(245,631,580)	(87,634)	(117,116)	—	(130,337,661)	(359,768)	(285,826)	(113,303)	(2,050,015)	(50,421)
	Premier Class	(29,342,822)	(137,582,049)	(1,052,865)	(8,150,292)	—	(10)	(5,687,013)	(7,756,864)	(513,378)	(377,324)	(360,216,040)	(43,711,140)
	Retirement Class	(99,064,417)	(91,609,796)	(50,079,336)	(32,163,862)	(399,064)	(43,652)	(34,871,830)	(20,673,617)	(5,546,960)	(3,092,198)	(135,300,369)	(104,169,174)
	Retail Class	(105,725,044)	(402,933,767)	(49,560,761)	(16,163,076)	(261,755)	(35,000)	(44,004,518)	(25,155,790)	(779,386)	(720,984)	(158,241,194)	(142,704,460)
	Class W†	(101,632,859)	(40,901,853)	(241,266,373)	(89,156,803)	—	—	(300,990,048)	(103,812,092)	(78,395,800)	(27,626,684)	—	—
Net increase (decrease) from shareholder transactions		(423,797,170)	113,067,254	255,079,692	197,484,874	2,410,056	26,610,420	(167,998,220)	276,010,227	165,093,783	134,492,588	940,624,453	292,624,122
Net increase (decrease) in net assets		(904,683,329)	129,424,999	333,170,577	199,585,717	1,750,238	26,827,753	(174,803,968)	284,046,195	178,529,992	138,118,547	940,658,650	292,623,666
NET ASSETS
Beginning of period		4,152,035,442	4,022,610,443	3,094,304,262	2,894,718,545	26,827,753	—	1,985,149,691	1,701,103,496	496,151,872	358,033,325	1,254,375,248	961,751,582
End of period		$3,247,352,113	$4,152,035,442	$3,427,474,839	$3,094,304,262	$28,577,991	$26,827,753	$1,810,345,723	$1,985,149,691	$674,681,864	$496,151,872	$2,195,033,898	$1,254,375,248

74	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	75

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		High-Yield Fund		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund		Short-Term Bond Fund		Short-Term Bond Index Fund		Money Market Fund
		March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019*	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	98,427,976	134,728,162	32,168,942	51,621,562	184,073	2,241,449	30,574,618	49,400,710	2,368,426	8,394,935	711,438,174	767,794,237
	Advisor Class	1,088,094	1,752,284	2,980,603	10,035	11,550	100,000	3,077,699	767,750	3,269	47,503	1,814,498	1,373,309
	Premier Class	1,850,883	3,866,390	43,148	66,841	—	100,001	118,364	425,582	46,947	36,509	770,453,136	26,888,792
	Retirement Class	3,528,411	3,635,957	665,136	1,594,716	257,557	112,855	3,387,443	2,699,601	3,390,855	2,773,092	251,414,975	186,026,506
	Retail Class	7,900,851	8,519,231	2,531,468	461,119	39,814	114,378	1,079,271	784,632	112,685	134,664	176,250,137	144,104,585
	Class W†	25,589,539	4,513,181	29,083,259	13,185,468	—	—	19,027,349	18,025,332	20,431,018	7,844,245	—	—
Shares reinvested:	Institutional Class	14,549,599	15,752,192	2,839,344	3,492,947	4,164	780	1,637,492	1,807,425	113,584	92,703	13,820,523	11,543,770
	Advisor Class	59,101	56,888	94,594	439	—	—	124,574	4,874	1,425	1,200	33,881	3,341
	Premier Class	142,733	213,984	5,185	7,492	—	—	13,302	19,376	980	821	2,923,593	482,850
	Retirement Class	2,055,121	2,365,707	314,659	482,956	3,700	69	281,999	245,147	130,614	79,147	3,880,484	2,918,452
	Retail Class	1,669,228	2,178,996	191,224	211,187	211	60	355,163	246,066	5,320	4,027	4,587,321	4,896,551
	Class W†	6	—	—	—	—	—	—	—	—	—	—	—
Shares transferred in connection with new class:	Institutional Class	—	(30,100,526)	—	(95,189,994)	—	—	—	(74,085,158)	—	(34,915,709)	—	—
	Class W†	—	30,100,526	—	95,189,994	—	—	—	74,085,158	—	34,915,709	—	—
Shares from fund reorganization:§	Institutional Class	—	—	7,107,836	—	—	—	5,669,326	—	—	—	—	—
	Advisor Class	—	—	30,491,317	—	—	—	25,162,252	—	—	—	—	—
	Retail Class	—	—	5,734,468	—	—	—	8,898,176	—	—	—	—	—
Shares redeemed:	Institutional Class	(163,217,798)	(94,439,592)	(40,319,460)	(40,399,471)	(187,450)	(717)	(65,306,829)	(32,097,813)	(1,514,286)	(2,488,333)	(340,184,650)	(562,773,073)
	Advisor Class	(2,037,439)	(903,731)	(21,309,409)	(7,824)	(11,550)	—	(12,568,632)	(35,130)	(28,539)	(11,516)	(2,050,015)	(50,421)
	Premier Class	(3,060,252)	(14,324,196)	(91,940)	(725,279)	—	(1)	(548,782)	(758,668)	(50,791)	(38,436)	(360,216,040)	(43,711,140)
	Retirement Class	(10,475,887)	(9,689,630)	(4,330,693)	(2,871,074)	(39,245)	(4,360)	(3,368,106)	(2,022,582)	(554,513)	(315,142)	(135,300,368)	(104,169,174)
	Retail Class	(11,160,257)	(42,009,103)	(4,416,306)	(1,488,832)	(25,915)	(3,511)	(4,252,428)	(2,461,712)	(77,844)	(73,346)	(158,241,194)	(142,704,460)
	Class W†	(10,481,975)	(4,401,177)	(20,867,113)	(8,073,829)	—	—	(29,079,631)	(10,149,164)	(7,795,300)	(2,804,718)	—	—
Net increase (decrease) from shareholder transactions		(43,572,066)	11,815,543	22,916,262	17,568,453	236,909	2,661,003	(15,717,380)	26,901,426	16,583,850	13,677,355	940,624,455	292,624,125
*	For the period November 16, 2018 to March 31, 2019.
†	Class W commenced operations on September 28, 2018.
‡	Refer to Note 1—organization and significant accounting policies for further details.
§	Refer to Note 9—Fund reorganizations for further details.

76	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	77

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
BOND INDEX FUND
Institutional Class:	3/31/20		$10.76	$0.29		$0.64	$0.93	$(0.29)	$ —	$(0.29)	$11.40
	3/31/19		10.58	0.29		0.18	0.47	(0.29)	—	(0.29)	10.76
	3/31/18		10.75	0.26		(0.17)	0.09	(0.26)	(0.00)	(0.26)	10.58
	3/31/17		10.98	0.25		(0.23)	0.02	(0.25)	—	(0.25)	10.75
	3/31/16		11.03	0.25		(0.03)	0.22	(0.25)	(0.02)	(0.27)	10.98
Advisor Class:	3/31/20		10.76	0.27		0.66	0.93	(0.28)	—	(0.28)	11.41
	3/31/19		10.59	0.28		0.17	0.45	(0.28)	—	(0.28)	10.76
	3/31/18		10.76	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.59
	3/31/17		10.98	0.25		(0.22)	0.03	(0.25)	—	(0.25)	10.76
	3/31/16	‡	10.77	0.08		0.23	0.31	(0.08)	(0.02)	(0.10)	10.98
Premier Class:	3/31/20		10.76	0.27		0.64	0.91	(0.27)	—	(0.27)	11.40
	3/31/19		10.58	0.27		0.18	0.45	(0.27)	—	(0.27)	10.76
	3/31/18		10.75	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.58
	3/31/17		10.98	0.23		(0.23)	—	(0.23)	—	(0.23)	10.75
	3/31/16		11.03	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.98
Retirement Class:	3/31/20		10.77	0.26		0.64	0.90	(0.26)	—	(0.26)	11.41
	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77
	3/31/18		10.75	0.24		(0.16)	0.08	(0.24)	(0.00)	(0.24)	10.59
	3/31/17		10.98	0.22		(0.23)	(0.01)	(0.22)	—	(0.22)	10.75
	3/31/16		11.04	0.22		(0.04)	0.18	(0.22)	(0.02)	(0.24)	10.98
Retail Class:	3/31/20		10.77	0.25		0.64	0.89	(0.25)	—	(0.25)	11.41
	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77
	3/31/18		10.75	0.23		(0.16)	0.07	(0.23)	(0.00)	(0.23)	10.59
	3/31/17		10.98	0.21		(0.23)	(0.02)	(0.21)	—	(0.21)	10.75
	3/31/16		11.04	0.21		(0.04)	0.17	(0.21)	(0.02)	(0.23)	10.98
Class W:	3/31/20		10.76	0.30		0.65	0.95	(0.30)	—	(0.30)	11.41
	3/31/19	††	10.43	0.16		0.32	0.48	(0.15)	—	(0.15)	10.76
CORE BOND FUND
Institutional Class:	3/31/20		10.29	0.30		0.19	0.49	(0.30)	—	(0.30)	10.48
	3/31/19		10.18	0.32		0.11	0.43	(0.32)	—	(0.32)	10.29
	3/31/18		10.30	0.31		(0.12)	0.19	(0.30)	(0.01)	(0.31)	10.18
	3/31/17		10.45	0.29		(0.05)	0.24	(0.29)	(0.10)	(0.39)	10.30
	3/31/16		10.65	0.28		(0.07)	0.21	(0.28)	(0.13)	(0.41)	10.45
Advisor Class:	3/31/20		10.30	0.29		0.19	0.48	(0.29)	—	(0.29)	10.49
	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30
	3/31/18		10.30	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.18
	3/31/17		10.46	0.29		(0.06)	0.23	(0.29)	(0.10)	(0.39)	10.30
	3/31/16	‡	10.39	0.09		0.20	0.29	(0.09)	(0.13)	(0.22)	10.46
Premier Class:	3/31/20		10.30	0.29		0.18	0.47	(0.28)	—	(0.28)	10.49
	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30
	3/31/18		10.30	0.29		(0.11)	0.18	(0.29)	(0.01)	(0.30)	10.18
	3/31/17		10.46	0.27		(0.06)	0.21	(0.27)	(0.10)	(0.37)	10.30
	3/31/16		10.66	0.27		(0.07)	0.20	(0.27)	(0.13)	(0.40)	10.46
Retirement Class:	3/31/20		10.48	0.28		0.19	0.47	(0.28)	—	(0.28)	10.67
	3/31/19		10.36	0.30		0.12	0.42	(0.30)	—	(0.30)	10.48
	3/31/18		10.49	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.36
	3/31/17		10.64	0.27		(0.05)	0.22	(0.27)	(0.10)	(0.37)	10.49
	3/31/16		10.84	0.26		(0.07)	0.19	(0.26)	(0.13)	(0.39)	10.64
Retail Class:	3/31/20		10.47	0.28		0.18	0.46	(0.27)	—	(0.27)	10.66
	3/31/19		10.35	0.30		0.12	0.42	(0.30)	—	(0.30)	10.47
	3/31/18		10.48	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.35
	3/31/17		10.63	0.26		(0.05)	0.21	(0.26)	(0.10)	(0.36)	10.48
	3/31/16		10.83	0.26		(0.08)	0.18	(0.25)	(0.13)	(0.38)	10.63
Class W:	3/31/20		10.29	0.33		0.19	0.52	(0.33)	—	(0.33)	10.48
	3/31/19	††	10.00	0.18		0.29	0.47	(0.18)	—	(0.18)	10.29

78	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

					Ratios and supplemental data
	For the period				Net assets at	Ratios to average net assets						Portfolio	Portfolio turnover rate excluding
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate	mortgage dollar rolls
BOND INDEX FUND
Institutional Class:	3/31/20		8.83%		$10,054,559	0.11%		0.11%		2.61%		32%	32%
	3/31/19		4.55		6,445,380	0.11		0.11		2.75		20	20
	3/31/18		0.89		9,558,420	0.12		0.12		2.45		15	15
	3/31/17		0.15		7,372,654	0.12		0.12		2.27		14	14
	3/31/16		1.99		6,115,247	0.12		0.12		2.28		22	22
Advisor Class:	3/31/20		8.73		17,005	0.22		0.22		2.48		32	32
	3/31/19		4.33		1,139	0.22		0.22		2.74		20	20
	3/31/18		0.78		282	0.20		0.20		2.30		15	15
	3/31/17		0.22		4,636	0.18		0.18		2.36		14	14
	3/31/16	‡	2.84	[b]	102	0.34	[c]	0.27	[c]	2.23	[c]	22	22
Premier Class:	3/31/20		8.58		25,927	0.27		0.27		2.46		32	32
	3/31/19		4.39		21,379	0.26		0.26		2.61		20	20
	3/31/18		0.74		33,640	0.27		0.27		2.30		15	15
	3/31/17		0.00		30,001	0.27		0.27		2.10		14	14
	3/31/16		1.84		52,687	0.27		0.27		2.13		22	22
Retirement Class:	3/31/20		8.46		449,368	0.37		0.37		2.36		32	32
	3/31/19		4.29		258,787	0.36		0.36		2.53		20	20
	3/31/18		0.73		179,875	0.37		0.37		2.20		15	15
	3/31/17		(0.10)		139,123	0.37		0.37		2.02		14	14
	3/31/16		1.64		120,858	0.37		0.37		2.03		22	22
Retail Class:	3/31/20		8.39		29,641	0.43		0.43		2.29		32	32
	3/31/19		4.20		21,544	0.44		0.44		2.43		20	20
	3/31/18		0.66		20,927	0.44		0.44		2.12		15	15
	3/31/17		(0.18)		21,467	0.44		0.44		1.94		14	14
	3/31/16		1.55		21,540	0.46		0.46		1.94		22	22
Class W:	3/31/20		8.96		5,983,462	0.11		0.00		2.72		32	32
	3/31/19	††	4.69	[b]	4,605,482	0.11	[c]	0.00	[c]	2.97	[c]	20	20
CORE BOND FUND
Institutional Class:	3/31/20		4.75		1,753,879	0.30		0.30		2.86		133	125
	3/31/19		4.38		954,430	0.30		0.30		3.16		138	125
	3/31/18		1.83		4,343,864	0.30		0.30		2.95		155	130
	3/31/17		2.29		3,777,813	0.31		0.31		2.75		277	179
	3/31/16		2.05		2,729,221	0.31		0.31		2.72		309	166
Advisor Class:	3/31/20		4.61		906,706	0.43		0.43		2.73		133	125
	3/31/19		4.37		933,420	0.44		0.44		3.15		138	125
	3/31/18		1.74		5,148	0.38		0.38		2.95		155	130
	3/31/17		2.28		210	0.33		0.33		2.74		277	179
	3/31/16	‡	2.71	[b]	102	0.53	[c]	0.46	[c]	2.78	[c]	309	166
Premier Class:	3/31/20		4.60		13,685	0.45		0.45		2.71		133	125
	3/31/19		4.32		14,729	0.45		0.45		3.05		138	125
	3/31/18		1.67		25,584	0.45		0.45		2.79		155	130
	3/31/17		2.04		27,651	0.46		0.46		2.60		277	179
	3/31/16		1.89		30,009	0.46		0.46		2.59		309	166
Retirement Class:	3/31/20		4.56		208,899	0.55		0.55		2.61		133	125
	3/31/19		4.20		197,645	0.55		0.55		2.98		138	125
	3/31/18		1.49		213,497	0.55		0.55		2.69		155	130
	3/31/17		2.04		224,159	0.56		0.56		2.50		277	179
	3/31/16		1.80		234,458	0.56		0.56		2.45		309	166
Retail Class:	3/31/20		4.52		106,363	0.59		0.59		2.57		133	125
	3/31/19		4.16		92,455	0.60		0.60		2.93		138	125
	3/31/18		1.45		97,066	0.60		0.60		2.65		155	130
	3/31/17		1.99		90,587	0.61		0.61		2.45		277	179
	3/31/16		1.75		79,566	0.62		0.62		2.41		309	166
Class W:	3/31/20		5.06		3,614,517	0.30		0.00		3.16		133	125
	3/31/19	††	4.77	[b]	3,741,378	0.30	[c]	0.00	[c]	3.64	[c]	138	125

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	79

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
CORE IMPACT BOND FUND
Institutional Class:	3/31/20		$10.28	$0.28		$ 0.20	$0.48	$(0.28)	$(0.07)	$(0.35)	$10.41
	3/31/19		10.14	0.30		0.14	0.44	(0.30)	—	(0.30)	10.28
	3/31/18		10.18	0.27		(0.05)	0.22	(0.26)	—	(0.26)	10.14
	3/31/17		10.32	0.24		(0.06)	0.18	(0.25)	(0.07)	(0.32)	10.18
	3/31/16		10.45	0.26		(0.09)	0.17	(0.26)	(0.04)	(0.30)	10.32
Advisor Class:	3/31/20		10.29	0.27		0.20	0.47	(0.27)	(0.07)	(0.34)	10.42
	3/31/19		10.15	0.30		0.14	0.44	(0.30)	—	(0.30)	10.29
	3/31/18		10.19	0.26		(0.05)	0.21	(0.25)	—	(0.25)	10.15
	3/31/17		10.32	0.21		(0.03)	0.18	(0.24)	(0.07)	(0.31)	10.19
	3/31/16	‡	10.20	0.08		0.16	0.24	(0.08)	(0.04)	(0.12)	10.32
Premier Class:	3/31/20		10.29	0.27		0.20	0.47	(0.27)	(0.07)	(0.34)	10.42
	3/31/19		10.15	0.28		0.14	0.42	(0.28)	—	(0.28)	10.29
	3/31/18		10.19	0.25		(0.05)	0.20	(0.24)	—	(0.24)	10.15
	3/31/17		10.31	0.23		(0.04)	0.19	(0.24)	(0.07)	(0.31)	10.19
	3/31/16		10.45	0.25		(0.11)	0.14	(0.24)	(0.04)	(0.28)	10.31
Retirement Class:	3/31/20		10.29	0.26		0.19	0.45	(0.26)	(0.07)	(0.33)	10.41
	3/31/19		10.14	0.28		0.15	0.43	(0.28)	—	(0.28)	10.29
	3/31/18		10.19	0.24		(0.06)	0.18	(0.23)	—	(0.23)	10.14
	3/31/17		10.32	0.22		(0.05)	0.17	(0.23)	(0.07)	(0.30)	10.19
	3/31/16		10.45	0.23		(0.09)	0.14	(0.23)	(0.04)	(0.27)	10.32
Retail Class:	3/31/20		10.28	0.25		0.19	0.44	(0.25)	(0.07)	(0.32)	10.40
	3/31/19		10.14	0.27		0.14	0.41	(0.27)	—	(0.27)	10.28
	3/31/18		10.18	0.24		(0.05)	0.19	(0.23)	—	(0.23)	10.14
	3/31/17		10.31	0.22		(0.06)	0.16	(0.22)	(0.07)	(0.29)	10.18
	3/31/16		10.45	0.23		(0.10)	0.13	(0.23)	(0.04)	(0.27)	10.31
CORE PLUS BOND FUND
Institutional Class:	3/31/20		10.35	0.32		0.03	0.35	(0.32)	—	(0.32)	10.38
	3/31/19		10.24	0.35		0.10	0.45	(0.34)	—	(0.34)	10.35
	3/31/18		10.36	0.33		(0.11)	0.22	(0.33)	(0.01)	(0.34)	10.24
	3/31/17		10.47	0.33		(0.02)	0.31	(0.32)	(0.10)	(0.42)	10.36
	3/31/16		10.75	0.32		(0.16)	0.16	(0.32)	(0.12)	(0.44)	10.47
Advisor Class:	3/31/20		10.36	0.31		0.03	0.34	(0.31)	—	(0.31)	10.39
	3/31/19		10.25	0.34		0.11	0.45	(0.34)	—	(0.34)	10.36
	3/31/18		10.37	0.32		(0.11)	0.21	(0.32)	(0.01)	(0.33)	10.25
	3/31/17		10.48	0.30		0.01	0.31	(0.32)	(0.10)	(0.42)	10.37
	3/31/16	‡	10.45	0.10		0.15	0.25	(0.10)	(0.12)	(0.22)	10.48
Premier Class:	3/31/20		10.35	0.31		0.02	0.33	(0.30)	—	(0.30)	10.38
	3/31/19		10.24	0.33		0.11	0.44	(0.33)	—	(0.33)	10.35
	3/31/18		10.36	0.32		(0.12)	0.20	(0.31)	(0.01)	(0.32)	10.24
	3/31/17		10.47	0.31		(0.01)	0.30	(0.31)	(0.10)	(0.41)	10.36
	3/31/16		10.75	0.30		(0.16)	0.14	(0.30)	(0.12)	(0.42)	10.47
Retirement Class:	3/31/20		10.37	0.30		0.02	0.32	(0.29)	—	(0.29)	10.40
	3/31/19		10.26	0.32		0.11	0.43	(0.32)	—	(0.32)	10.37
	3/31/18		10.37	0.31		(0.11)	0.20	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.30)	(0.10)	(0.40)	10.37
	3/31/16		10.76	0.29		(0.15)	0.14	(0.29)	(0.12)	(0.41)	10.49
Retail Class:	3/31/20		10.38	0.29		0.01	0.30	(0.28)	—	(0.28)	10.40
	3/31/19		10.26	0.32		0.11	0.43	(0.31)	—	(0.31)	10.38
	3/31/18		10.38	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.29)	(0.10)	(0.39)	10.38
	3/31/16		10.77	0.29		(0.17)	0.12	(0.28)	(0.12)	(0.40)	10.49
Class W:	3/31/20		10.36	0.36		0.01	0.37	(0.35)	—	(0.35)	10.38
	3/31/19	††	10.07	0.19		0.29	0.48	(0.19)	—	(0.19)	10.36

80	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the period				Net assets at	Ratios to average net assets						Portfolio		Portfolio turnover rate excluding
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate		mortgage dollar rolls
CORE IMPACT BOND FUND
Institutional Class:	3/31/20		4.74%		$3,223,141	0.36%		0.36%		2.68%		115%[f]		110%[f]
	3/31/19		4.47		1,961,314	0.37		0.37		3.02		90		82
	3/31/18		2.14		1,203,023	0.39		0.39		2.61		112		89
	3/31/17		1.73		618,298	0.40		0.40		2.36		182		115
	3/31/16		1.64		377,577	0.41		0.40		2.50		107		107
Advisor Class:	3/31/20		4.64		930,083	0.46		0.46		2.58		115	[f]	110	[f]
	3/31/19		4.39		554,143	0.44		0.44		2.97		90		82
	3/31/18		2.09		239,374	0.44		0.44		2.55		112		89
	3/31/17		1.68		113,376	0.53		0.52		2.13		182		115
	3/31/16	‡	2.40	[b]	102	0.63	[c]	0.55	[c]	2.53	[c]	107		107
Premier Class:	3/31/20		4.57		30,850	0.53		0.53		2.51		115	[f]	110	[f]
	3/31/19		4.28		36,827	0.55		0.55		2.84		90		82
	3/31/18		1.99		30,079	0.54		0.54		2.44		112		89
	3/31/17		1.78		17,334	0.55		0.55		2.24		182		115
	3/31/16		1.39		29,475	0.56		0.55		2.43		107		107
Retirement Class:	3/31/20		4.38		527,044	0.61		0.61		2.43		115	[f]	110	[f]
	3/31/19		4.31		467,437	0.62		0.62		2.77		90		82
	3/31/18		1.79		364,848	0.64		0.64		2.34		112		89
	3/31/17		1.58		263,594	0.65		0.65		2.12		182		115
	3/31/16		1.39		223,415	0.66		0.65		2.28		107		107
Retail Class:	3/31/20		4.35		233,432	0.64		0.64		2.40		115	[f]	110	[f]
	3/31/19		4.18		172,447	0.65		0.65		2.72		90		82
	3/31/18		1.88		176,995	0.65		0.65		2.33		112		89
	3/31/17		1.56		107,219	0.67		0.67		2.10		182		115
	3/31/16		1.26		72,933	0.69		0.68		2.23		107		107
CORE PLUS BOND FUND
Institutional Class:	3/31/20		3.31		1,383,899	0.30		0.30		3.04		94	[f]	85	[f]
	3/31/19		4.56		1,185,094	0.30		0.30		3.39		106		90
	3/31/18		2.07		3,434,043	0.30		0.30		3.19		156		116
	3/31/17		3.02		2,921,905	0.31		0.31		3.12		246		154
	3/31/16		1.56		2,449,009	0.31		0.31		3.05		293		172
Advisor Class:	3/31/20		3.24		211,366	0.38		0.38		2.93		94	[f]	85	[f]
	3/31/19		4.51		35,007	0.35		0.35		3.39		106		90
	3/31/18		1.99		24,604	0.37		0.37		3.17		156		116
	3/31/17		2.98		1,658	0.40		0.40		2.98		246		154
	3/31/16	‡	2.46	[b]	102	0.53	[c]	0.46	[c]	3.06	[c]	293		172
Premier Class:	3/31/20		3.16		9,431	0.45		0.45		2.89		94	[f]	85	[f]
	3/31/19		4.41		10,707	0.45		0.45		3.25		106		90
	3/31/18		1.92		22,115	0.46		0.46		3.02		156		116
	3/31/17		2.87		41,849	0.46		0.46		2.97		246		154
	3/31/16		1.41		26,983	0.46		0.46		2.92		293		172
Retirement Class:	3/31/20		3.06		394,611	0.55		0.55		2.79		94	[f]	85	[f]
	3/31/19		4.30		436,641	0.55		0.55		3.18		106		90
	3/31/18		1.92		426,965	0.55		0.55		2.94		156		116
	3/31/17		2.67		333,416	0.56		0.56		2.87		246		154
	3/31/16		1.41		198,216	0.56		0.56		2.80		293		172
Retail Class:	3/31/20		2.90		298,496	0.61		0.61		2.73		94	[f]	85	[f]
	3/31/19		4.33		256,549	0.62		0.62		3.11		106		90
	3/31/18		1.75		264,757	0.62		0.62		2.87		156		116
	3/31/17		2.69		263,847	0.63		0.63		2.80		246		154
	3/31/16		1.25		264,536	0.63		0.63		2.73		293		172
Class W:	3/31/20		3.52		2,268,780	0.30		0.00		3.34		94	[f]	85	[f]
	3/31/19	††	4.82	[b]	2,370,116	0.31	[c]	0.00	[c]	3.84	[c]	106		90

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	81

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	3/31/20		$10.55	$0.26		$(0.03)	$ 0.23	$(0.26)	$(0.02)	$(0.28)	$10.50
	3/31/19		10.26	0.27		0.30	0.57	(0.27)	(0.01)	(0.28)	10.55
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.22		(0.29)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16		10.82	0.22		0.06	0.28	(0.22)	(0.16)	(0.38)	10.72
Advisor Class:	3/31/20		10.55	0.25		(0.02)	0.23	(0.26)	(0.02)	(0.28)	10.50
	3/31/19		10.26	0.26		0.30	0.56	(0.26)	(0.01)	(0.27)	10.55
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.23		(0.30)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16	‡	10.75	0.07		0.13	0.20	(0.07)	(0.16)	(0.23)	10.72
Retail Class:	3/31/20		10.56	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.51
	3/31/19		10.27	0.24		0.30	0.54	(0.24)	(0.01)	(0.25)	10.56
	3/31/18		10.26	0.21		0.01	0.22	(0.21)	(0.00)[d]	(0.21)	10.27
	3/31/17		10.73	0.20		(0.30)	(0.10)	(0.20)	(0.17)	(0.37)	10.26
	3/31/16		10.84	0.19		0.05	0.24	(0.19)	(0.16)	(0.35)	10.73
GREEN BOND FUND
Institutional Class:	3/31/20		10.33	0.33		(0.02)	0.31	(0.33)	(0.09)	(0.42)	10.22
	3/31/19	§	10.00	0.14		0.33	0.47	(0.14)	—	(0.14)	10.33
Advisor Class:	3/31/20		10.33	0.33		(0.02)	0.31	(0.33)	(0.09)	(0.42)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Premier Class:	3/31/20		10.33	0.32		(0.02)	0.30	(0.32)	(0.09)	(0.41)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Retirement Class:	3/31/20		10.33	0.31		(0.01)	0.30	(0.32)	(0.09)	(0.41)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Retail Class:	3/31/20		10.33	0.30		(0.01)	0.29	(0.31)	(0.09)	(0.40)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33

82	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate
5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	3/31/20		2.21%		$4,946	0.33%		0.30%		2.43%		21%
	3/31/19		5.64		5,091	0.35		0.31		2.71		43
	3/31/18		2.48		1,401	0.38		0.35		2.31		29
	3/31/17		(0.63)		2,418	0.37		0.35		2.04		59
	3/31/16		2.60		49,799	0.36		0.35		2.03		110
Advisor Class:	3/31/20		2.14		966	0.41		0.38		2.36		21
	3/31/19		5.58		228	0.41		0.38		2.58		43
	3/31/18		2.49		100	0.37		0.34		2.34		29
	3/31/17		(0.63)		99	0.38		0.36		2.15		59
	3/31/16	‡	1.85	[b]	101	0.58	[c]	0.50	[c]	2.00	[c]	110
Retail Class:	3/31/20		1.93		264,478	0.61		0.58		2.17		21
	3/31/19		5.34		265,913	0.63		0.60		2.34		43
	3/31/18		2.20		266,695	0.65		0.62		2.06		29
	3/31/17		(0.90)		281,643	0.65		0.63		1.87		59
	3/31/16		2.22		296,355	0.63		0.63		1.75		110
GREEN BOND FUND
Institutional Class:	3/31/20		2.94		21,857	1.21		0.45		3.15		37
	3/31/19	§	4.71	[b]	21,751	2.99	[c]	0.45	[c]	3.68	[c]	31	[b]
Advisor Class:	3/31/20		2.93		1,069	1.22		0.46		3.14		37
	3/31/19	§	4.66	[b]	1,033	3.37	[c]	0.60	[c]	3.53	[c]	31	[b]
Premier Class:	3/31/20		2.79		1,022	1.37		0.60		3.00		37
	3/31/19	§	4.66	[b]	1,033	3.52	[c]	0.60	[c]	3.53	[c]	31	[b]
Retirement Class:	3/31/20		2.77		6,457	1.47		0.62		2.96		37
	3/31/19	§	4.65	[b]	1,620	3.54	[c]	0.62	[c]	3.60	[c]	31	[b]
Retail Class:	3/31/20		2.69		2,816	1.59		0.71		2.87		37
	3/31/19	§	4.62	[b]	1,403	3.92	[c]	0.71	[c]	3.50	[c]	31	[b]

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	83

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
HIGH-YIELD FUND
Institutional Class:	3/31/20		$9.61	$0.54	$(1.25)	$(0.71)	$(0.54)	$—	$(0.54)	$8.36
	3/31/19		9.56	0.56	0.05	0.61	(0.56)	—	(0.56)	9.61
	3/31/18		9.80	0.51	(0.24)	0.27	(0.51)	—	(0.51)	9.56
	3/31/17		9.02	0.56	0.78	1.34	(0.56)	—	(0.56)	9.80
	3/31/16		9.94	0.55	(0.92)	(0.37)	(0.55)	—	(0.55)	9.02
Advisor Class:	3/31/20		9.60	0.53	(1.25)	(0.72)	(0.53)	—	(0.53)	8.35
	3/31/19		9.56	0.55	0.03	0.58	(0.54)	—	(0.54)	9.60
	3/31/18		9.80	0.49	(0.23)	0.26	(0.50)	—	(0.50)	9.56
	3/31/17		9.01	0.53	0.81	1.34	(0.55)	—	(0.55)	9.80
	3/31/16	‡	9.17	0.18	(0.16)	0.02	(0.18)	—	(0.18)	9.01
Premier Class:	3/31/20		9.62	0.53	(1.25)	(0.72)	(0.53)	—	(0.53)	8.37
	3/31/19		9.57	0.54	0.05	0.59	(0.54)	—	(0.54)	9.62
	3/31/18		9.81	0.49	(0.24)	0.25	(0.49)	—	(0.49)	9.57
	3/31/17		9.02	0.54	0.79	1.33	(0.54)	—	(0.54)	9.81
	3/31/16		9.94	0.53	(0.91)	(0.38)	(0.54)	—	(0.54)	9.02
Retirement Class:	3/31/20		9.61	0.52	(1.25)	(0.73)	(0.52)	—	(0.52)	8.36
	3/31/19		9.57	0.53	0.04	0.57	(0.53)	—	(0.53)	9.61
	3/31/18		9.81	0.48	(0.24)	0.24	(0.48)	—	(0.48)	9.57
	3/31/17		9.02	0.53	0.79	1.32	(0.53)	—	(0.53)	9.81
	3/31/16		9.94	0.52	(0.91)	(0.39)	(0.53)	—	(0.53)	9.02
Retail Class:	3/31/20		9.65	0.52	(1.26)	(0.74)	(0.52)	—	(0.52)	8.39
	3/31/19		9.61	0.53	0.04	0.57	(0.53)	—	(0.53)	9.65
	3/31/18		9.85	0.48	(0.24)	0.24	(0.48)	—	(0.48)	9.61
	3/31/17		9.06	0.53	0.79	1.32	(0.53)	—	(0.53)	9.85
	3/31/16		9.98	0.52	(0.91)	(0.39)	(0.53)	—	(0.53)	9.06
Class W:	3/31/20		9.61	0.57	(1.25)	(0.68)	(0.57)	—	(0.57)	8.36
	3/31/19	††	9.66	0.30	(0.05)	0.25	(0.30)	—	(0.30)	9.61
INFLATION-LINKED BOND FUND
Institutional Class:	3/31/20		11.29	0.29	0.20	0.49	(0.24)	—	(0.24)	11.54
	3/31/19		11.28	0.24	0.05	0.29	(0.28)	—	(0.28)	11.29
	3/31/18		11.48	0.23	(0.20)	0.03	(0.23)	—	(0.23)	11.28
	3/31/17		11.53	0.27	(0.14)	0.13	(0.18)	—	(0.18)	11.48
	3/31/16		11.52	0.16	(0.11)	0.05	(0.04)	—	(0.04)	11.53
Advisor Class:	3/31/20		11.29	0.21	0.28	0.49	(0.23)	—	(0.23)	11.55
	3/31/19		11.28	0.16	0.12	0.28	(0.27)	—	(0.27)	11.29
	3/31/18		11.48	0.21	(0.20)	0.01	(0.21)	—	(0.21)	11.28
	3/31/17		11.53	0.30	(0.18)	0.12	(0.17)	—	(0.17)	11.48
	3/31/16	‡	11.24	(0.04)	0.37	0.33	(0.04)	—	(0.04)	11.53
Premier Class:	3/31/20		11.26	0.28	0.20	0.48	(0.22)	—	(0.22)	11.52
	3/31/19		11.25	0.21	0.06	0.27	(0.26)	—	(0.26)	11.26
	3/31/18		11.45	0.22	(0.21)	0.01	(0.21)	—	(0.21)	11.25
	3/31/17		11.50	0.25	(0.14)	0.11	(0.16)	—	(0.16)	11.45
	3/31/16		11.49	0.12	(0.09)	0.03	(0.02)	—	(0.02)	11.50
Retirement Class:	3/31/20		11.36	0.28	0.19	0.47	(0.20)	—	(0.20)	11.63
	3/31/19		11.36	0.17	0.09	0.26	(0.26)	—	(0.26)	11.36
	3/31/18		11.56	0.21	(0.21)	—	(0.20)	—	(0.20)	11.36
	3/31/17		11.61	0.24	(0.14)	0.10	(0.15)	—	(0.15)	11.56
	3/31/16		11.60	0.14	(0.11)	0.03	(0.02)	—	(0.02)	11.61
Retail Class:	3/31/20		10.99	0.23	0.23	0.46	(0.20)	—	(0.20)	11.25
	3/31/19		11.00	0.16	0.08	0.24	(0.25)	—	(0.25)	10.99
	3/31/18		11.20	0.19	(0.20)	(0.01)	(0.19)	—	(0.19)	11.00
	3/31/17		11.25	0.23	(0.14)	0.09	(0.14)	—	(0.14)	11.20
	3/31/16		11.24	0.14	(0.12)	0.02	(0.01)	—	(0.01)	11.25
Class W:	3/31/20		11.29	0.31	0.21	0.52	(0.27)	—	(0.27)	11.54
	3/31/19	††	11.13	0.02	0.26	0.28	(0.12)	—	(0.12)	11.29

84	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the period			Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate
HIGH-YIELD FUND
Institutional Class:	3/31/20		(7.96)%	$2,281,685	0.36%		0.35%		5.63%		42%
	3/31/19		6.58	3,105,793	0.36		0.36		5.86		45
	3/31/18		2.72	2,844,390	0.36		0.36		5.19		40
	3/31/17		15.24	2,417,175	0.36		0.36		5.81		52
	3/31/16		(3.84)	2,253,957	0.36		0.36		5.86		50
Advisor Class:	3/31/20		(8.08)	4,669	0.47		0.47		5.50		42
	3/31/19		6.34	13,910	0.47		0.47		5.80		45
	3/31/18		2.62	5,199	0.46		0.46		5.03		40
	3/31/17		15.17	5,133	0.43		0.43		5.55		52
	3/31/16	‡	0.23 [b]	102	0.58	[c]	0.51	[c]	6.31	[c]	50
Premier Class:	3/31/20		(8.09)	19,372	0.51		0.50		5.49		42
	3/31/19		6.41	32,528	0.51		0.51		5.54		45
	3/31/18		2.57	130,399	0.51		0.51		5.02		40
	3/31/17		15.06	144,573	0.51		0.51		5.64		52
	3/31/16		(3.87)	73,106	0.51		0.51		5.80		50
Retirement Class:	3/31/20		(8.19)	294,164	0.61		0.60		5.39		42
	3/31/19		6.20	385,205	0.61		0.61		5.60		45
	3/31/18		2.47	418,842	0.61		0.61		4.93		40
	3/31/17		14.95	361,397	0.61		0.61		5.55		52
	3/31/16		(3.97)	248,713	0.61		0.61		5.61		50
Retail Class:	3/31/20		(8.27)	268,804	0.64		0.63		5.35		42
	3/31/19		6.17	324,373	0.63		0.63		5.55		45
	3/31/18		2.47	623,780	0.62		0.62		4.91		40
	3/31/17		15.01	620,629	0.63		0.63		5.53		52
	3/31/16		(4.06)	441,569	0.63		0.63		5.55		50
Class W:	3/31/20		(7.64)	378,659	0.36		0.00		6.00		42
	3/31/19	††	2.69 [b]	290,227	0.36	[c]	0.00	[c]	6.38	[c]	45
INFLATION-LINKED BOND FUND
Institutional Class:	3/31/20		4.36	1,692,282	0.26		0.24		2.56		26
	3/31/19		2.67	1,634,250	0.26		0.26		2.12		21
	3/31/18		0.23	2,542,095	0.26		0.26		2.05		17
	3/31/17		1.12	2,163,413	0.26		0.26		2.31		28
	3/31/16		0.41	1,903,233	0.27		0.27		1.45		27
Advisor Class:	3/31/20		4.38	141,821	0.34		0.32		1.79		26
	3/31/19		2.52	300	0.36		0.36		1.47		21
	3/31/18		0.12	270	0.42		0.41		1.88		17
	3/31/17		1.08	225	0.28		0.28		2.62		28
	3/31/16	‡	2.90 [b]	103	0.48	[c]	0.42	[c]	(1.16)[c]		27
Premier Class:	3/31/20		4.26	3,068	0.41		0.39		2.42		26
	3/31/19		2.44	3,490	0.41		0.41		1.86		21
	3/31/18		0.08	10,811	0.41		0.41		1.90		17
	3/31/17		0.97	11,361	0.41		0.41		2.20		28
	3/31/16		0.31	10,486	0.42		0.42		1.10		27
Retirement Class:	3/31/20		4.18	188,609	0.51		0.49		2.37		26
	3/31/19		2.31	222,321	0.51		0.51		1.50		21
	3/31/18		(0.03)	231,263	0.51		0.51		1.81		17
	3/31/17		0.84	235,188	0.57		0.55		2.07		28
	3/31/16		0.22	217,000	0.52		0.52		1.20		27
Retail Class:	3/31/20		4.07	149,027	0.57		0.55		2.06		26
	3/31/19		2.32	101,245	0.58		0.58		1.46		21
	3/31/18		(0.14)	110,279	0.59		0.59		1.70		17
	3/31/17		0.83	121,954	0.58		0.58		2.03		28
	3/31/16		0.18	125,137	0.58		0.58		1.27		27
Class W:	3/31/20		4.67	1,252,667	0.26		0.00		2.70		26
	3/31/19	††	2.56 [b]	1,132,698	0.26	[c]	0.00	[c]	0.31	[c]	21

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	85

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
SHORT DURATION IMPACT BOND FUND
Institutional Class:	3/31/20		$10.08	$0.28	$(0.17)	$0.11	$(0.28)	$(0.05)	$(0.33)	$ 9.86
	3/31/19	§	10.00	0.12	0.08	0.20	(0.12)	—	(0.12)	10.08
Advisor Class:	3/31/20		10.08	0.28	(0.17)	0.11	(0.28)	(0.05)	(0.33)	9.86
	3/31/19	§	10.00	0.11	0.08	0.19	(0.11)	—	(0.11)	10.08
Premier Class:	3/31/20		10.08	0.27	(0.17)	0.10	(0.27)	(0.05)	(0.32)	9.86
	3/31/19	§	10.00	0.11	0.08	0.19	(0.11)	—	(0.11)	10.08
Retirement Class:	3/31/20		10.08	0.25	(0.16)	0.09	(0.26)	(0.05)	(0.31)	9.86
	3/31/19	§	10.00	0.11	0.08	0.19	(0.11)	—	(0.11)	10.08
Retail Class:	3/31/20		10.08	0.25	(0.17)	0.08	(0.25)	(0.05)	(0.30)	9.86
	3/31/19	§	10.00	0.11	0.08	0.19	(0.11)	—	(0.11)	10.08
SHORT-TERM BOND FUND
Institutional Class:	3/31/20		10.29	0.27	(0.07)	0.20	(0.27)	—	(0.27)	10.22
	3/31/19		10.25	0.26	0.04	0.30	(0.26)	—	(0.26)	10.29
	3/31/18		10.34	0.20	(0.08)	0.12	(0.20)	(0.01)	(0.21)	10.25
	3/31/17		10.34	0.19	—	0.19	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16		10.39	0.17	(0.05)	0.12	(0.17)	(0.00)[d]	(0.17)	10.34
Advisor Class:	3/31/20		10.29	0.26	(0.08)	0.18	(0.26)	—	(0.26)	10.21
	3/31/19		10.24	0.27	0.03	0.30	(0.25)	—	(0.25)	10.29
	3/31/18		10.34	0.20	(0.09)	0.11	(0.20)	(0.01)	(0.21)	10.24
	3/31/17		10.33	0.19	0.01	0.20	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16	‡	10.31	0.05	0.02	0.07	(0.05)	(0.00)[d]	(0.05)	10.33
Premier Class:	3/31/20		10.30	0.26	(0.07)	0.19	(0.26)	—	(0.26)	10.23
	3/31/19		10.26	0.25	0.04	0.29	(0.25)	—	(0.25)	10.30
	3/31/18		10.35	0.18	(0.07)	0.11	(0.19)	(0.01)	(0.20)	10.26
	3/31/17		10.35	0.17	—	0.17	(0.17)	(0.00)[d]	(0.17)	10.35
	3/31/16		10.40	0.16	(0.05)	0.11	(0.16)	(0.00)[d]	(0.16)	10.35
Retirement Class:	3/31/20		10.30	0.25	(0.07)	0.18	(0.25)	—	(0.25)	10.23
	3/31/19		10.26	0.24	0.04	0.28	(0.24)	—	(0.24)	10.30
	3/31/18		10.35	0.17	(0.07)	0.10	(0.18)	(0.01)	(0.19)	10.26
	3/31/17		10.35	0.16	—	0.16	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.15	(0.05)	0.10	(0.15)	(0.00)[d]	(0.15)	10.35
Retail Class:	3/31/20		10.30	0.24	(0.07)	0.17	(0.24)	—	(0.24)	10.23
	3/31/19		10.26	0.23	0.04	0.27	(0.23)	—	(0.23)	10.30
	3/31/18		10.35	0.17	(0.08)	0.09	(0.17)	(0.01)	(0.18)	10.26
	3/31/17		10.34	0.16	0.01	0.17	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.14	(0.06)	0.08	(0.14)	(0.00)[d]	(0.14)	10.34
Class W:	3/31/20		10.29	0.30	(0.07)	0.23	(0.30)	—	(0.30)	10.22
	3/31/19	††	10.20	0.15	0.09	0.24	(0.15)	—	(0.15)	10.29

86	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate
SHORT DURATION IMPACT BOND FUND
Institutional Class:	3/31/20		1.08%		$ 22,112	1.18%		0.35%		2.77%		103%
	3/31/19	§	1.99	[b]	22,599	2.89	[c]	0.35	[c]	3.17	[c]	39	[b]
Advisor Class:	3/31/20		1.07		986	1.18		0.35		2.77		103
	3/31/19	§	1.93	[b]	1,008	3.27	[c]	0.50	[c]	3.01	[c]	39	[b]
Premier Class:	3/31/20		0.93		986	1.34		0.50		2.62		103
	3/31/19	§	1.93	[b]	1,008	3.42	[c]	0.50	[c]	3.01	[c]	39	[b]
Retirement Class:	3/31/20		0.83		3,260	1.43		0.60		2.51		103
	3/31/19	§	1.90	[b]	1,095	3.50	[c]	0.60	[c]	2.91	[c]	39	[b]
Retail Class:	3/31/20		0.74		1,233	1.61		0.68		2.44		103
	3/31/19	§	1.87	[b]	1,118	3.85	[c]	0.68	[c]	2.84	[c]	39	[b]
SHORT-TERM BOND FUND
Institutional Class:	3/31/20		1.95		616,292	0.27		0.27		2.63		139
	3/31/19		2.99		902,950	0.27		0.27		2.52		118
	3/31/18		1.14		1,462,512	0.27		0.27		1.95		77
	3/31/17		1.84		1,606,917	0.27		0.27		1.81		103
	3/31/16		1.18		1,282,105	0.27		0.27		1.66		93
Advisor Class:	3/31/20		1.76		169,158	0.35		0.35		2.51		139
	3/31/19		3.00		7,875	0.40		0.40		2.72		118
	3/31/18		1.02		286	0.29		0.29		1.98		77
	3/31/17		1.94		100	0.28		0.28		1.81		103
	3/31/16	‡	0.72	[b]	100	0.50	[c]	0.43	[c]	1.62	[c]	93
Premier Class:	3/31/20		1.80		4,195	0.42		0.42		2.50		139
	3/31/19		2.83		8,522	0.42		0.42		2.39		118
	3/31/18		0.99		11,705	0.42		0.42		1.78		77
	3/31/17		1.69		14,966	0.42		0.42		1.66		103
	3/31/16		1.03		11,709	0.42		0.42		1.51		93
Retirement Class:	3/31/20		1.70		112,810	0.52		0.52		2.37		139
	3/31/19		2.73		110,523	0.52		0.52		2.31		118
	3/31/18		0.89		100,591	0.52		0.52		1.69		77
	3/31/17		1.59		107,016	0.52		0.52		1.57		103
	3/31/16		0.93		97,057	0.52		0.52		1.41		93
Retail Class:	3/31/20		1.65		173,174	0.57		0.57		2.31		139
	3/31/19		2.67		111,808	0.58		0.58		2.24		118
	3/31/18		0.84		126,010	0.57		0.57		1.65		77
	3/31/17		1.62		130,393	0.58		0.58		1.50		103
	3/31/16		0.78		138,591	0.58		0.58		1.35		93
Class W:	3/31/20		2.22		734,717	0.27		0.00		2.90		139
	3/31/19	††	2.38	[b]	843,472	0.27	[c]	0.00	[c]	2.96	[c]	118

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	87

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)[a]		unrealized gain (loss) on total investments	(loss) from investment operations		Net investment income	Net realized gains	dividends and distributions	value, end of period
SHORT-TERM BOND INDEX FUND
Institutional Class:	3/31/20		$ 9.91	$0.22		$ 0.21	$ 0.43		$(0.22)	$ —	$(0.22)	$10.12
	3/31/19		9.84	0.20		0.08	0.28		(0.21)	—	(0.21)	9.91
	3/31/18		9.97	0.14		(0.13)	0.01		(0.14)	—	(0.14)	9.84
	3/31/17		10.03	0.10		(0.06)	0.04		(0.10)	—	(0.10)	9.97
	3/31/16	^	10.00	0.05		0.03	0.08		(0.05)	(0.00)[d]	(0.05)	10.03
Advisor Class:	3/31/20		9.91	0.21		0.21	0.42		(0.21)	—	(0.21)	10.12
	3/31/19		9.84	0.20		0.07	0.27		(0.20)	—	(0.20)	9.91
	3/31/18		9.97	0.13		(0.13)	—		(0.13)	—	(0.13)	9.84
	3/31/17		10.03	0.10		(0.06)	0.04		(0.10)	—	(0.10)	9.97
	3/31/16	‡	9.97	0.02		0.06	0.08		(0.02)	(0.00)[d]	(0.02)	10.03
Premier Class:	3/31/20		9.90	0.21		0.22	0.43		(0.21)	—	(0.21)	10.12
	3/31/19		9.83	0.20		0.07	0.27		(0.20)	—	(0.20)	9.90
	3/31/18		9.97	0.13		(0.14)	(0.01)		(0.13)	—	(0.13)	9.83
	3/31/17		10.03	0.09		(0.06)	0.03		(0.09)	—	(0.09)	9.97
	3/31/16	^	10.00	0.04		0.03	0.07		(0.04)	(0.00)[d]	(0.04)	10.03
Retirement Class:	3/31/20		9.91	0.19		0.22	0.41		(0.20)	—	(0.20)	10.12
	3/31/19		9.84	0.19		0.07	0.26		(0.19)	—	(0.19)	9.91
	3/31/18		9.97	0.12		(0.13)	(0.01)		(0.12)	—	(0.12)	9.84
	3/31/17		10.03	0.08		(0.06)	0.02		(0.08)	—	(0.08)	9.97
	3/31/16	^	10.00	0.04		0.03	0.07		(0.04)	(0.00)[d]	(0.04)	10.03
Retail Class:	3/31/20		9.91	0.19		0.21	0.40		(0.19)	—	(0.19)	10.12
	3/31/19		9.84	0.18		0.07	0.25		(0.18)	—	(0.18)	9.91
	3/31/18		9.97	0.11		(0.13)	(0.02)		(0.11)	—	(0.11)	9.84
	3/31/17		10.03	0.07		(0.06)	0.01		(0.07)	—	(0.07)	9.97
	3/31/16	^	10.00	0.03		0.03	0.06		(0.03)	(0.00)[d]	(0.03)	10.03
Class W:	3/31/20		9.91	0.23		0.21	0.44		(0.23)	—	(0.23)	10.12
	3/31/19	††	9.80	0.12		0.11	0.23		(0.12)	—	(0.12)	9.91
MONEY MARKET FUND
Institutional Class:	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
Advisor Class:	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16	‡	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
Premier Class:	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
Retirement Class:	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
Retail Class:	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00

^	The Fund commenced operations on August 7, 2015.
§	The Fund commenced operations on November 16, 2018.
‡	The Advisor Class commenced operations on December 4, 2015.
††	Class W commenced operations on September 28, 2018.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[f]	Does not include in-kind transactions.

88	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

concluded

					Ratios and supplemental data
	For the period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate
SHORT-TERM BOND INDEX FUND
Institutional Class:	3/31/20		4.41%		$ 54,735	0.13%		0.12%		2.21%		66%
	3/31/19		2.92		43,990	0.15		0.06		2.05		61
	3/31/18		0.11		328,156	0.18		0.08		1.45		57
	3/31/17		0.44		165,909	0.25		0.12		1.05		61
	3/31/16	^	0.85	[b]	106,153	0.45	[c]	0.12	[c]	0.85	[c]	53	[b]
Advisor Class:	3/31/20		4.25		645	0.27		0.27		2.09		66
	3/31/19		2.78		868	0.29		0.23		2.08		61
	3/31/18		(0.03)		496	0.38		0.22		1.32		57
	3/31/17		0.44		171	0.25		0.12		1.05		61
	3/31/16	‡	0.85	[b]	101	0.67	[c]	0.27	[c]	0.77	[c]	53	[b]
Premier Class:	3/31/20		4.25		621	0.28		0.27		2.06		66
	3/31/19		2.77		636	0.31		0.24		2.02		61
	3/31/18		(0.14)		643	0.34		0.23		1.28		57
	3/31/17		0.28		362	0.41		0.27		0.85		61
	3/31/16	^	0.75	[b]	1,003	0.84	[c]	0.27	[c]	0.69	[c]	53	[b]
Retirement Class:	3/31/20		4.15		83,232	0.38		0.37		1.96		66
	3/31/19		2.66		52,082	0.40		0.34		1.96		61
	3/31/18		(0.14)		26,749	0.43		0.33		1.22		57
	3/31/17		0.19		10,687	0.50		0.37		0.80		61
	3/31/16	^	0.69	[b]	4,975	0.80	[c]	0.37	[c]	0.63	[c]	53	[b]
Retail Class:	3/31/20		4.05		3,115	0.50		0.47		1.87		66
	3/31/19		2.56		2,652	0.58		0.44		1.84		61
	3/31/18		(0.24)		1,990	0.64		0.44		1.06		57
	3/31/17		0.13		1,935	0.55		0.42		0.73		61
	3/31/16	^	0.62	[b]	1,742	1.02	[c]	0.47	[c]	0.50	[c]	53	[b]
Class W:	3/31/20		4.53		532,333	0.13		0.00		2.33		66
	3/31/19	††	2.36	[b]	395,924	0.14	[c]	0.00	[c]	2.46	[c]	61	[b]
MONEY MARKET FUND
Institutional Class:	3/31/20		1.87		1,089,417	0.13		0.13		1.83		—
	3/31/19		1.98		704,326	0.14		0.14		1.99		—
	3/31/18		0.96		487,762	0.15		0.15		0.95		—
	3/31/17		0.34		458,837	0.14		0.14		0.35		—
	3/31/16		0.09		339,325	0.14		0.14		0.09		—
Advisor Class:	3/31/20		1.86		1,225	0.17		0.17		1.79		—
	3/31/19		1.94		1,426	0.23		0.23		2.14		—
	3/31/18		1.04		100	0.06		0.06		1.03		—
	3/31/17		0.29		100	0.19		0.19		0.29		—
	3/31/16	‡	0.02	[b]	100	0.36	[c]	0.29	[c]	0.08	[c]	—
Premier Class:	3/31/20		1.73		441,375	0.28		0.28		1.51		—
	3/31/19		1.83		28,209	0.29		0.28		1.82		—
	3/31/18		0.80		44,548	0.29		0.29		0.82		—
	3/31/17		0.19		32,044	0.29		0.29		0.19		—
	3/31/16		0.00		25,222	0.29		0.24		—		—
Retirement Class:	3/31/20		1.72		330,963	0.38		0.28		1.68		—
	3/31/19		1.83		210,963	0.39		0.29		1.86		—
	3/31/18		0.70		126,187	0.40		0.40		0.71		—
	3/31/17		0.09		109,765	0.39		0.39		0.09		—
	3/31/16		0.00		94,131	0.39		0.23		—		—
Retail Class:	3/31/20		1.54		332,054	0.47		0.46		1.53		—
	3/31/19		1.66		309,452	0.48		0.45		1.65		—
	3/31/18		0.62		303,155	0.48		0.48		0.61		—
	3/31/17		0.03		318,718	0.49		0.45		0.03		—
	3/31/16		0.00		344,809	0.48		0.22		—		—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	89

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Index Fund, Core Bond Fund, Core Impact Bond Fund, Core Plus Bond Fund, 5–15 Year Laddered Tax-Exempt Bond Fund, Green Bond Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short Duration Impact Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). Effective March 1, 2020, Bond Fund, Bond Plus Fund, and Social Choice Bond Fund changed their names to Core Bond Fund, Core Plus Bond Fund, and Core Impact Bond Fund, respectively.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Prior to September 30, 2019, Teachers Personal Investor Services (“TPIS”) was the distributor of each share class. Effective September 30, 2019, TPIS merged into Nuveen Securities and Nuveen Securities became the distributor of each share class. Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Class W was made available for sale by certain Funds on September 28, 2018 pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Funds’ financial performance. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. In many cases, these estimates are based on data from the prior calendar year end.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

90	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended March 31, 2020, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, distribution reallocations, deflation adjustments on Treasury Inflation-Protected Securities, defaulted securities adjustments, reorganization adjustments, and treatment of notional principal contracts were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

New accounting pronouncements: In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding Funds’ liquidity. The requirements of this final rule were implemented on June 1, 2019 and did not have a material impact on the Funds’ financial statements and various filings.

Fund reorganizations: During the current and prior fiscal periods, the Funds’ Board and shareholders approved the following Fund reorganizations (each the “Reorganization” and collectively, the “Reorganizations”).

The following Reorganizations were effective at the close of business on June 14, 2019:

Target Fund		Acquiring Fund
Nuveen Core Bond Fund	à	TIAA-CREF Core Bond Fund
Nuveen Core Plus Bond Fund	à	TIAA-CREF Core Plus Bond Fund
Nuveen Inflation Protected Securities Fund	à	TIAA-CREF Inflation-Linked Bond
Nuveen Short Term Bond Fund	à	TIAA-CREF Short-Term Bond Fund

Upon the closing of a Reorganization, the Target Funds transferred all of their assets and liabilities to the Acquiring Funds in exchange for Acquiring Fund Shares of equal value. Shares of the Acquiring Funds were then distributed to shareholders of the Target Funds and the Target Funds were terminated. As a result of a Reorganization, shareholders of the Target Funds became shareholders of the Acquiring Funds. The shareholders of the Target Funds received Acquiring Fund shares with a total value equal to the total value of their Target Fund shares immediately prior to the closing of the Reorganization.

For accounting and performance reporting purposes, the Acquiring Fund is the survivor. Details of the Reorganizations are further described in Note 9–Fund reorganizations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	91

Notes to financial statements

establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Exchange-traded equity securities, common and preferred stock:

Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of March 31, 2020, 100% of the value of investments in the Bond Index Fund, 5–15 Year Laddered Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Short Duration Impact Bond Fund, Short-Term Bond Index Fund, and Money Market Fund were valued based on Level 2 inputs.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2020, the High Yield and Short Duration Impact Bond Funds had material transfers from Level 3 to Level 2 as a result of various market related factors.

The following table summarizes the market value of the Funds’ investments as of March 31, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Core Bond
Bank loan obligations	$—	$108,007,182	$1,862,577	$109,869,759
Corporate bonds	—	2,538,293,499	377,270	2,538,670,769
Government bonds	—	1,884,186,432	2,499,057	1,886,685,489
Structured assets	—	1,455,966,636	2,500,744	1,458,467,380
Common stocks	28,118	—	—	28,118
Short-term investments	—	497,481,697	—	497,481,697
Futures contracts**	15,514	—	—	15,514
Forward foreign currency contracts**	—	(35,712)	—	(35,712)
Credit default swap contracts**	—	437,364	—	437,364
Total	$43,632	$6,484,337,098	$7,239,648	$6,491,620,378

92	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Core Impact Bond
Bank loan obligations	$—	$8,283,312	$1,676,687	$9,959,999
Corporate bonds	—	2,330,649,497	—	2,330,649,497
Government bonds	—	1,956,600,573	197,081	1,956,797,654
Structured assets	—	548,276,535	1,346,969	549,623,504
Preferred stocks	22,105,840	—	—	22,105,840
Short-term investments	—	129,150,160	—	129,150,160
Forward foreign currency contracts**	—	(32,772)	—	(32,772)
Total	$22,105,840	$4,972,927,305	$3,220,737	$4,998,253,882
Core Plus Bond
Bank loan obligations	$—	$108,595,838	$1,153,986	$109,749,824
Corporate bonds	—	1,720,968,491	628,460	1,721,596,951
Government bonds	—	1,575,502,364	3,711,964	1,579,214,328
Structured assets	—	931,370,608	6,990,470	938,361,078
Common stocks	710,334	—	1,108	711,442
Short-term investments	—	242,833,144	—	242,833,144
Futures contracts**	454,835	—	—	454,835
Forward foreign currency contracts**	—	(49,332)	—	(49,332)
Total	$1,165,169	$4,579,221,113	$12,485,988	$4,592,872,270
Green Bond
Bank loan obligations	$—	$427,401	$—	$427,401
Corporate bonds	—	14,119,855	—	14,119,855
Government bonds	—	9,984,914	—	9,984,914
Structured assets	—	6,961,249	—	6,961,249
Preferred stocks	611,080	—	—	611,080
Short-term investments	—	436,965	—	436,965
Total	$611,080	$31,930,384	$—	$32,541,464
High-Yield
Bank loan obligations	$—	$227,738,546	$3,850,000	$231,588,546
Corporate bonds	—	2,562,869,390	4,578,857	2,567,448,247
Common stocks	47,019,732	—	—	47,019,732
Short-term investments	—	330,360,952	—	330,360,952
Total	$47,019,732	$3,120,968,888	$8,428,857	$3,176,417,477
Short-Term Bond
Bank loan obligations	$—	$22,283,708	$—	$22,283,708
Corporate bonds	—	601,753,148	—	601,753,148
Government bonds	—	667,317,720	234,313	667,552,033
Structured assets	—	507,093,661	1	507,093,662
Short-term investments	—	14,317,092	—	14,317,092
Futures contracts**	(969,256)	—	—	(969,256)
Total	$(969,256)	$1,812,765,329	$234,314	$1,812,030,387
**	Derivative instruments are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At March 31, 2020, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contracts	Location	amount	Location	amount
Core Bond Fund
Interest-rate contracts	Futures contracts*	$15,514
Foreign-exchange contracts	Forward foreign currency contracts	16,607	Forward foreign currency contracts	$(52,319)
Credit contracts	Credit default swap contracts*	437,364
Core Impact Bond Fund
Foreign-exchange contracts			Forward foreign currency contracts	(32,772)
Core Plus Bond Fund
Interest-rate contracts	Futures contracts*	949,913	Futures contracts*	(495,078)
Foreign-exchange contracts	Forward foreign currency contracts	16,607	Forward foreign currency contracts	(65,939)
Short-Term Bond Fund
Interest-rate contracts			Futures contracts*	(969,256)

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures and swap contracts.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	93

Notes to financial statements

For the year ended March 31, 2020, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss)	(depreciation)
Core Bond Fund
Interest rate contracts	Futures contracts	$—	$15,514
Foreign-exchange contracts	Forward foreign currency contracts	—	(35,712)
Credit contracts	Swap contracts	1,753,091	1,526,947
Core Impact Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	385,170	(32,772)
Core Plus Bond Fund
Interest rate contracts	Futures contracts	—	454,835
Foreign-exchange contracts	Forward foreign currency contracts	—	(49,332)
Credit contracts	Swap contracts	203,031	885,038
High-Yield Fund
Credit contracts	Swap contracts	(2,698,220)	—
Inflation-Linked Bond Fund
Interest rate contracts	Futures contracts	(1,601,252)	465,471
Short-Term Bond Fund
Interest rate contracts	Futures contracts	(6,394,156)	153,520

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended March 31, 2020, the Core Bond Fund, Core Plus Bond Fund, Inflation-Linked Bond Fund, and Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 5% of net assets. The futures contracts outstanding as of March 31, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of assets and liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities. During the year ended March 31, 2020, the Core Bond Fund, Core Impact Bond Fund, and Core Plus Bond Fund had exposure to forwards, based on underlying notional values, generally between 0% and 1% of net assets. The forward contracts outstanding as of March 31, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against predefined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected

94	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

as liabilities on the Statements of assets and liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of assets and liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended March 31, 2020, the Core Bond Fund, Core Plus Bond Fund, and High-Yield Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. The credit default swap contracts outstanding as of March 31, 2020 are disclosed in the Summary portfolio of investments and the full Schedule of investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated Nuveen Securities for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of March 31, 2020, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range		Investment management fee—effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
				Retirement	Premier	Retail	Institutional	Advisor		Premier	Retirement		Retail		Class
Fund				Class	Class	Class	Class	Class		Class	Class		Class		W§
Bond Index	0.10%		0.10%	0.25%	0.15%	0.25%	0.13%	0.28%		0.28%	0.38%		0.48%		0.13%
Core Bond*	0.25–0.30		0.28	0.25	0.15	0.25	0.35	0.50		0.50	0.60		0.70		0.35
Core Impact Bond*	0.30–0.35		0.34	0.25	0.15	0.25	0.40	0.55		0.55	0.65		0.75		—
Core Plus Bond*	0.25–0.30		0.28	0.25	0.15	0.25	0.35	0.50		0.50	0.60		0.70		0.35
5–15 Year Laddered Tax-Exempt Bond*	0.20–0.25		0.25	—	—	0.25	0.30	0.45		—	—		0.65		—
Green Bond*	0.35–0.40		0.40	0.25	0.15	0.25	0.45	0.60		0.60	0.70	[a]	0.80	[a]	—
High-Yield*	0.30–0.35	[b]	0.34	0.25	0.15	0.25	0.39	0.54		0.54	0.64		0.74		0.39
Inflation-Linked Bond*	0.20–0.25	[c]	0.24	0.25	0.15	0.25	0.28	0.43	[d]	0.43	0.53		0.63		0.28
Short Duration Impact Bond*	0.25–0.30		0.30	0.25	0.15	0.25	0.35	0.50		0.50	0.60		0.70	[e]	—
Short-Term Bond*	0.20–0.25		0.24	0.25	0.15	0.25	0.30	0.45		0.45	0.55		0.65		0.30
Short-Term Bond Index	0.07		0.07	0.25	0.15	0.25	0.12	0.27		0.27	0.37		0.47		0.12
Money Market	0.10		0.10	0.25	0.15	0.25	0.15	0.30		0.28	0.28		0.46		—

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2020. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	95

Notes to financial statements

[a]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the expense cap for the Green Bond Fund Retirement and Retail Classes. The expense caps are 0.62% for the Retirement Class and 0.71% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[b]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the investment management fee for the High-Yield Fund. The investment management fee range after the waiver is 0.29%–0.34% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[c]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the investment management fee for the Inflation-Linked Bond Fund. The investment management fee range after the waiver is 0.18%–0.23% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[d]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the expense cap for the Inflation-Linked Bond Fund Advisor Class. The expense cap is 0.35% for the Advisor Class.This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[e]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the expense cap for the Short Duration Impact Bond Fund Retail Class. The expense cap is 0.68% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended March 31, 2020, these transactions did not materially impact the Funds.

As of March 31, 2020, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of March 31, 2020:

			TIAA-CREF		TIAA-CREF
		TIAA-CREF	Lifecycle Index	TIAA-CREF	Managed
Underlying Fund	TIAA	Lifecycle Funds	Funds	Lifestyle Funds	Allocation Fund	TIAA Access	Total
Bond Index	—%	—%	36%	—%	—%	1%	37%
Core Bond	—	55	—	1	—	—	56
Core Plus Bond	—	50	—	7	7	3	67
Green Bond	77	—	—	—	—	—	77
High-Yield	—	12	—	—	—	4	16
Inflation-Linked Bond	—	21	15	—	—	—	36
Short Duration Impact Bond	86	—	—	—	—	—	86
Short-Term Bond	—	41	—	5	—	2	48
Short-Term Bond Index	—	—	78	—	—	—	78
Money Market	—	—	—	—	—	2	2

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of March 31, 2020, two 529 Plans owned 9% and 8%, respectively, of the Bond Index Fund; one 529 Plan owned 6% of the High-Yield Fund; three 529 Plans owned 12%, 10%, and 8%, respectively, of the Inflation-Linked Bond Fund; and one 529 Plan owned 5% of the Short-Term Bond Index Fund.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis:

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of assets and liabilities.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of operations.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

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Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: Pursuant to the terms of certain loan agreements, the Funds may have unfunded loan commitments. Unfunded commitments are contractual obligations pursuant to which a Fund agrees to invest in a loan at a future date. Each Fund segregates short-term securities or cash having an aggregate value at least equal to the amount of unfunded loan commitments. If a Fund has unfunded commitments as of the end of the reporting period, such amounts are recognized on the Statements of assets and liabilities as “Payable for unfunded loan commitments”.

Net unrealized appreciation (depreciation): At March 31, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Bond Index	$15,412,143,807	$1,084,579,387	$(112,411,328)	$972,168,059
Core Bond	6,442,421,811	261,452,388	(212,253,822)	49,198,566
Core Impact Bond	4,992,951,973	148,621,993	(143,320,084)	5,301,909
Core Plus Bond	4,653,208,717	157,058,274	(217,394,721)	(60,336,447)
5–15 Year Laddered Tax-Exempt Bond	260,154,163	8,023,614	(4,761,317)	3,262,297
Green Bond	32,471,167	1,159,748	(1,089,451)	70,297
High-Yield	3,605,562,226	24,309,176	(453,453,925)	(429,144,749)
Inflation-Linked Bond	3,341,180,546	108,954,065	(11,894,373)	97,059,692
Short Duration Impact Bond	28,853,585	476,539	(946,429)	(469,890)
Short-Term Bond	1,836,082,290	22,736,490	(46,788,394)	(24,051,904)
Short-Term Bond Index	662,054,255	15,688,221	(2,105,270)	13,582,951

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended March 31, 2020 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales
Bond Index	$2,416,448,828	$7,860,851,684	$763,707,121	$4,398,471,583
Core Bond	2,927,284,652	6,495,208,690	1,791,088,119	7,093,490,266
Core Impact Bond	2,900,023,890	3,769,710,746	1,098,954,899	3,659,346,581
Core Plus Bond	1,993,612,290	2,878,197,544	1,199,584,736	3,093,794,592
5–15 Year Laddered Tax-Exempt Bond	68,896,445	—	57,427,153	—
Green Bond	18,024,063	903,063	10,269,214	903,414
High-Yield	1,492,103,624	10,950,236	2,152,220,520	10,950,000
Inflation-Linked Bond	1,265,898	1,037,789,654	4,089,035	862,062,276
Short Duration Impact Bond	19,000,226	12,081,398	16,300,736	12,313,306
Short-Term Bond	1,012,166,340	1,952,927,592	851,537,654	2,021,322,589
Short-Term Bond Index	123,086,098	440,757,061	78,000,592	321,141,544

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended March 31, 2020 and March 31, 2019 was as follows:

	3/31/2020			3/31/2019
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Bond Index	$426,960,742	$—	$426,960,742	$289,866,030	$—	$289,866,030
Core Bond	203,596,231	—	203,596,231	178,912,825	—	178,912,825
Core Impact Bond	141,039,553	2,331,063	143,370,616	75,489,282	—	75,489,282
Core Plus Bond	148,054,559	—	148,054,559	141,531,779	—	141,531,779
5–15 Year Laddered Tax-Exempt Bond*	6,414,050	300,993	6,715,043	6,116,362	260,083	6,376,445
Green Bond	1,205,000	—	1,205,000	350,054	—	350,054
High-Yield	212,704,986	—	212,704,986	232,468,321	—	232,468,321
Inflation-Linked Bond	72,093,009	—	72,093,009	75,659,782	—	75,659,782
Short Duration Impact Bond	908,482	—	908,482	300,384	—	300,384
Short-Term Bond	57,680,033	—	57,680,033	46,364,386	—	46,364,386
Short-Term Bond Index	13,803,727	—	13,803,727	9,265,494	—	9,265,494
Money Market	25,742,822	—	25,742,822	19,952,390	—	19,952,390

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2020 and 2019 of $5,957,902 and $5,959,658, respectively.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	97

Notes to financial statements

As of March 31, 2020, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed (overdistributed) ordinary income	Undistributed (overdistributed) long-term capital gains	Unrealized appreciation (depreciation)	Capital loss carryover	Total
Bond Index	$39,359,259	$17,464,974	$972,168,059	$—	$1,028,992,292
Core Bond	44,085,165	20,814,528	49,191,773	—	114,091,466
Core Impact Bond	18,631,715	14,929,143	5,301,712	—	38,862,570
Core Plus Bond	16,885,415	15,893,374	(60,343,116)	—	(27,564,327)
5–15 Year Laddered Tax-Exempt Bond	87,014	836,459	3,262,297	—	4,185,770
Green Bond	93,218	66,727	70,297	—	230,242
High-Yield	3,013,345	—	(429,144,749)	(211,172,851)	(637,304,255)
Inflation-Linked Bond	7,924,295	—	97,059,692	(11,020,727)	93,963,260
Short Duration Impact Bond	56,477	27,643	(469,890)	—	(385,770)
Short-Term Bond	2,740,941	—	(24,051,903)	(3,390,735)	(24,701,697)
Short-Term Bond Index	988,139	—	13,582,951	(1,312,706)	13,258,384
Money Market	55,158	—	—	—	55,158

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of straddle losses, the tax deferral of deflationary adjustments associated with Treasury Inflation-Protected Securities, and the treatment of short term gain as ordinary income for tax purposes.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the year ended March 31, 2020, the Core Impact Bond and Core Plus Bond Funds had in-kind purchase transactions of $155,698,857 and $21,529,562, respectively, and shares of 14,456,718 and 2,033,009, respectively.

At March 31, 2020, the following Funds had capital loss carryovers, which will not expire:

Fund	Short-term	Long-term	Total
High-Yield	$44,199,694	$166,973,157	$211,172,851
Inflation-Linked Bond*	1,074,643	9,946,084	11,020,727
Short-Term Bond*	—	3,390,735	3,390,735
Short-Term Bond Index	484,930	827,776	1,312,706
*	A portion of Inflation-Linked Bond and Short-Term Bond Funds’ capital loss carryforward are subject to an annual limitation under the Internal Revenue Code and related regulations.

For the year ended March 31, 2020, the Bond Index, Core Bond, Core Impact Bond, Core Plus Bond, Short-Term Bond, Short-Term Bond Index, and Money Market Funds utilized $38,027,609, $60,827,219, $11,312,913, $66,280,670, $15,880,256, $1,479,859, and $667 of their capital loss carryover available. The capital loss carryover for the Bond Index, Core Bond, Core Impact Bond, Core Plus Bond, and Money Market Funds were reduced to zero as a result of this utilization.

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended March 31, 2020, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2020, there were no borrowings under this credit facility by the Funds.

Note 9—Fund reorganizations

The Reorganizations, as previously described in Note 1—organization and significant accounting policies, Fund reorganizations, were structured to qualify as a tax-free reorganization under the Code for federal income tax purposes, and each Target Fund’s shareholder will recognize no gain or loss for federal income tax purposes as a result. Prior to the closing of each Reorganization, the Target Funds each distributed all of its net investment income and capital gains, if any. Such distribution may be taxable to each Target Fund’s shareholders for federal income tax purposes.

98	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

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Investments of Target Funds

The cost, fair value and net unrealized appreciation (depreciation) of the investments of each Target Fund as of the date of each Reorganization were as follows:

	Nuveen Core Bond	Nuveen Core Plus Bond	Nuveen Inflation Protected Securities	Nuveen Short Term Bond
Cost of investments	$119,986,855	$315,356,588	$461,570,451	$399,305,931
Fair value of investments	123,932,923	322,648,663	463,804,424	402,363,795
Net unrealized appreciation (depreciation) of investments	3,946,068	7,292,075	2,233,973	3,057,864

For financial reporting purposes, assets received and shares issued by each Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from each Target Fund was carried forward to align ongoing reporting of each Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Share transactions

For accounting and performance reporting purposes, each Acquiring Fund is the survivor. The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganizations are as follows:

Target Funds – Prior to the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
Nuveen Core Bond Fund
Class A	1,623,290	$15,979,479	$9.84
Class C	179,774	1,763,856	9.81
Class R6	6,130,555	60,267,084	9.83
Class I	5,014,021	49,145,762	9.80
Nuveen Core Plus Bond Fund
Class A	4,437,174	$48,899,478	$11.02
Class C	427,870	4,694,797	10.97
Class R3	93,368	1,033,951	11.07
Class R6	6,630,631	73,135,009	11.03
Class I	18,256,631	200,871,634	11.00
Nuveen Inflation Protected Securities Fund
Class A	4,959,680	$54,610,989	$11.01
Class C	364,393	3,933,539	10.79
Class R3	466,508	5,085,084	10.90
Class R6	7,187,149	80,898,466	11.26
Class I	31,124,257	347,105,669	11.15
Nuveen Short Term Bond Fund
Class A	7,915,615	$78,339,430	$9.90
Class C	1,376,917	13,699,245	9.95
Class R3	13,245	131,496	9.93
Class R6	5,908,412	58,675,190	9.93
Class I	26,275,817	260,350,375	9.91
Acquiring Funds – Prior to the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
TIAA-CREF Core Bond Fund
Institutional	148,129,058	$1,548,091,675	$10.45
Advisor	91,150,824	953,313,419	10.46
Premier	1,427,157	14,923,682	10.46
Retirement	18,522,664	197,139,418	10.64
Retail	8,904,143	94,681,727	10.63
Class W	344,048,299	3,596,048,466	10.45
TIAA-CREF Core Plus Bond Fund
Institutional	117,480,741	$1,232,760,134	$10.49
Advisor	3,662,981	38,470,488	10.50
Premier	1,070,747	11,234,590	10.49
Retirement	41,586,713	436,935,169	10.51
Retail	24,666,337	259,338,079	10.51
Class W	222,999,502	2,340,030,250	10.49
TIAA-CREF Inflation-Linked Bond Fund
Institutional	139,082,613	$1,582,984,689	$11.38
Advisor	31,824	362,274	11.38
Premier	272,235	3,093,114	11.36
Retirement	18,918,036	216,949,727	11.47
Retail	9,758,673	108,282,527	11.10
Class W	99,994,478	1,138,033,192	11.38
TIAA-CREF Short-Term Bond Fund
Institutional	75,198,114	$778,273,490	$10.35
Advisor	812,731	8,409,254	10.35
Premier	576,585	5,973,124	10.36
Retirement	12,277,256	127,222,648	10.36
Retail	10,622,738	110,033,866	10.36
Class W	85,894,308	889,002,734	10.35

Acquiring Funds – After the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
TIAA-CREF Core Bond Fund
Institutional	153,895,687	$1,608,358,760	$10.45
Advisor	95,849,917	1,002,459,181	10.46
Premier	1,427,157	14,923,682	10.46
Retirement	18,522,664	197,139,418	10.64
Retail	10,572,787	112,425,061	10.63
Class W	344,048,299	3,596,048,466	10.45
TIAA-CREF Core Plus Bond Fund
Institutional	124,450,445	$1,305,895,143	$10.49
Advisor	22,789,116	239,342,122	10.50
Premier	1,070,747	11,234,590	10.49
Retirement	41,586,713	436,935,169	10.51
Retail	29,862,192	313,966,305	10.51
Class W	222,999,502	2,340,030,250	10.49
TIAA-CREF Inflation-Linked Bond Fund
Institutional	146,190,449	$1,663,883,155	$11.38
Advisor	30,523,141	347,467,943	11.38
Premier	272,235	3,093,114	11.36
Retirement	18,918,036	216,949,727	11.47
Retail	15,493,141	171,912,139	11.10
Class W	99,994,478	1,138,033,192	11.38
TIAA-CREF Short-Term Bond Fund
Institutional	80,867,440	$836,948,680	$10.35
Advisor	25,974,983	268,759,629	10.35
Premier	576,585	5,973,124	10.36
Retirement	12,277,255	127,222,647	10.36
Retail	19,520,914	202,204,037	10.36
Class W	85,894,308	889,002,734	10.35

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	99

Notes to financial statements	concluded

Pro forma results of operations (unaudited)

The beginning of the current fiscal period for the Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Inflation Protected Securities Fund, and Nuveen Short Term Bond Fund was July 1, 2018. Assuming the Reorganizations had been completed on April 1, 2019, the beginning of the Acquiring Funds’ current fiscal period, the pro forma results of operations for the current fiscal period are as follows:

Pro forma results	Core Bond Fund	Core Plus Bond Fund	Inflation- Linked Bond Fund	Short-Term Bond Fund
Net investment income (loss)	$206,921,144	$153,237,922	$93,950,972	$59,654,664
Net realized and unrealized gain (loss) on total investments	127,616,289	18,146,548	66,622,069	(4,377,909)
Net increase (decrease) in net assets from operations	$334,537,433	$171,384,470	$160,573,041	$55,276,755

Because the combined investment portfolios for the Reorganizations have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Statements of operations for the Acquiring Funds since the Reorganizations were consummated.

Note 10—subsequent event

On May 6, 2020, Nuveen Securities began waiving a portion of distribution Rule 12b-1 Plan expenses for the Retail Class of the TIAA-CREF Money Market Fund. These waivers are voluntary in nature and can be discontinued at any time.

Advisors has agreed to implement voluntary waivers reducing the management fee breakpoint schedules for several Funds for one year effective May 1, 2020. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period the range paid to Advisors is as follows:

Fund	Waiver	Investment management fee range
High-Yield	0.015%	0.285–0.335%
Inflation-Linked Bond	0.020	0.180–0.230

Also, Advisors has agreed to implement voluntary waivers reducing the expense cap for several Funds for one year effective May 1, 2020. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for each Fund is as follows:

Fund	Waiver	Maximum expense amounts
Green Bond – Premier Class	0.060%	0.540%
Green Bond – Retirement Class	0.160	0.540
Green Bond – Retail Class	0.070	0.730
Short Duration Impact Bond – Retail Class	0.115	0.585
Money Market – Premier Class	0.030	0.270
Money Market – Retirement Class	0.130	0.270
Money Market – Retail Class	0.070	0.430

100	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund (Formerly TIAA-CREF Bond Fund), TIAA-CREF Core Impact Bond Fund (Formerly TIAA-CREF Social Choice Bond Fund), TIAA-CREF Core Plus Bond Fund (Formerly TIAA-CREF Bond Plus Fund), TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, and TIAA-CREF Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund (Formerly TIAA-CREF Bond Fund), TIAA-CREF Core Impact Bond Fund (Formerly TIAA-CREF Social Choice Bond Fund), TIAA-CREF Core Plus Bond Fund (Formerly TIAA-CREF Bond Plus Fund), TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, and TIAA-CREF Money Market Fund, and the portfolio of investments, of TIAA-CREF Inflation-Linked Bond Fund (twelve of the funds constituting TIAA-CREF Funds hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Bond Index Fund(1)	TIAA-CREF High-Yield Fund(1)
TIAA-CREF Core Bond Fund(1) (Formerly TIAA-CREF Bond Fund)	TIAA-CREF Inflation-Linked Bond Fund(1)
TIAA-CREF Core Impact Bond Fund(1) (Formerly TIAA-CREF Social Choice Bond Fund)	TIAA-CREF Short Duration Impact Bond Fund(2)
TIAA-CREF Core Plus Bond Fund(1) (Formerly TIAA-CREF Bond Plus Fund)	TIAA-CREF Short-Term Bond Fund(1)
TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund(1)	TIAA-CREF Short-Term Bond Index Fund(1)
TIAA-CREF Green Bond Fund(2)	TIAA-CREF Money Market Fund(1)
(1)	Statement of operations for the year ended March 31, 2020 and statement of changes in net assets for the years ended March 31, 2020 and 2019
(2)	Statement of operations for the year ended March 31, 2020 and statement of changes in net assets for the year ended March 31, 2020 and the period November 16, 2018 (commencement date through March 31, 2019)

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 22, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	101

Important tax information (unaudited)

For the period ended March 31, 2020, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Bond Index	$—
Core Bond	—
Core Impact Bond	2,331,063
Core Plus Bond	—
5–15 Year Laddered Tax-Exempt Bond	300,993
Green Bond	—
High-Yield	—
Inflation-Linked Bond	—
Short Duration Impact Bond	—
Short-Term Bond	—
Short-Term Bond Index	—
Money Market	—

The 5–15 Year Laddered Tax-Exempt Bond Fund paid distributions to shareholders during the year ended March 31, 2020 and the year ended March 31, 2019, totaling $6,715,043 and $6,376,445, of which $5,957,902 and $5,959,658, respectively, were exempt from federal income tax and have been designated as Exempt Interest Dividends.

The Funds hereby designate their percentages of dividends paid from net ordinary income as dividends qualifying as Interest-Related Dividends as defined in Internal Revenue Code Section 871(k) for the taxable periods ending 12/31/2019 and 3/31/2020.

Fund	4/1/2019–12/31/2019	1/1/2020–3/31/2020
Bond Index	90.5%	88.8%
Core Bond	84.2	85.1
Core Impact Bond	80.0	77.3
Core Plus Bond	78.2	88.6
Green Bond	64.0	71.8
High-Yield	74.9	100.0
Inflation-Linked Bond	99.6	99.1
Short Duration Impact Bond	71.2	82.2
Short-Term Bond	73.9	79.0
Short-Term Bond Index	86.6	86.2
Money Market	100.0	99.9

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2020, which will be reported in conjunction with your 2020 Form 1099-DIV.

By early 2021, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

102	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  April 24, 2020

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	89	Board member, Year Up Puget Sound and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (since 2020). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC; Member of the Executive Board, American Economic Association.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director, Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Chairman for term ending July 1, 2021. Trustee since 2011; Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income and Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Chair of the Finance Committee, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	89	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	103

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  April 24, 2020

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President, Society of Financial Studies (since 2017). Vice President, American Finance Association (since 2020).	89	Texa$aver Product Committee Member, Employees Retirement System of Texas.

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Chairman, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Formerly, Chief Executive Officer, Nuveen. Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director, Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Head of Regulatory Engagement & Public Policy, TIAA. Prior to joining TIAA, Mr. Dorn was a partner at Davis & Harman LLP.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Investment Officer and President, Nuveen, Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments and Senior Managing Director, President, Global Investments, TIAA.

104	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

concluded

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Financial Risk & Capital Management Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Risk Officer, TIAA. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; Treasurer of CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	105

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires this annual renewal to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order on March 13, 2020, as extended on March 25, 2020 (the “SEC Order”), permitting mutual fund boards to, vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a telephonic meeting on March 26, 2020, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with Advisors’

representatives, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 26, 2020, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such

106	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 12, 2020, the Board met informally to review Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 26, 2020 meeting, the Trustees were given the opportunity, to and did, ask additional questions and they reviewed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As part of the Board’s review of these factors, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 26, 2020 meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 26, 2020 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2020, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

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Approval of investment management agreements (unaudited)

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances where a Fund’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. The Board also reviewed the three-year performance of the Bond Index and Short-Term Bond Index Funds (the “Index Funds”) before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable on each Index Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered, in those cases in which a Fund had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2019. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it earned profits with respect to some of the Funds under the Agreement for the one-year period ended December 31, 2019. However, with respect to the Green Bond,

International Bond, Short-Term Bond Index, Short Duration Impact Bond, 5–15 Year Laddered Tax-Exempt Bond and Money Market Funds, Advisors calculated that it had incurred losses.

The Board considered Advisors’ voluntary reduction of certain Funds’ management fee rates: 0.015% for the High-Yield Fund and 0.020% for the Inflation-Linked Bond Fund. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. With respect to those Funds for which the Agreement was calculated by Advisors to be profitable to Advisors in 2019, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for many actively-managed Funds that were currently profitable to Advisors affected Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the contractual fee reductions and one-year voluntary advisory fee waivers agreed to by Advisors, as noted above. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

108	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Fee and performance comparisons with other Advisors’ clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including other mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. In particular, the Board reviewed the management fee rates Advisors charges to separately managed accounts and a UCITS series that have similar mandates to the Core Impact Bond Fund (formerly known as the Social Choice Bond Fund) and the performance of such accounts/series. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-

management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. References to “adjusted” relative gross performance means the performance of a Fund minus the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable. All time periods referenced below are ended December 31, 2019. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2019. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements. For reference, one basis point equals 0.01%. Statements below regarding “net profit” or “net loss” refer to whether Advisors calculated that it earned a profit or incurred a loss for the services that it rendered to a Fund during 2019 under the Agreement.

Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles, respectively, of both of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, differed by -6 basis points. The Fund’s tracking error was driven by transaction costs necessitated by significant growth and an overweight sampling bias towards larger issuers and more liquid bonds.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Core Bond Fund (formerly, the Bond Fund)

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.279% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Universe, while the Fund’s actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 4th, 2nd, 2nd and 2nd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for

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Approval of investment management agreements (unaudited)

performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Core Impact Bond Fund (formerly, the Social Choice Bond Fund)

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.335% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 2nd quintiles, respectively, of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 2nd quintiles, respectively, of its Expense Universe.
•	The Fund was in the 4th, 2nd and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Core Plus Bond Fund (formerly, the Bond Plus Fund)

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.284% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles of the Expense Universe, respectively.
•	The Fund was in the 3rd, 2nd, 2nd and 2nd quintiles of its Performance Group and 3rd, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

5–15 Year Laddered Tax-Exempt Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, which includes breakpoints that would reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.25% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st, 1st, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its
Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Green Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.40% of average daily net assets, which includes breakpoints that would reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.40% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 1 out of 5 funds, 1 out of 5 funds and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 4 out of 5 funds and 3 out of 5 funds within its Performance Group for the one-year and since-inception periods, respectively. The Fund was in the 4th and 3rd quintiles for the one-year and since-inception periods, respectively
•	The Fund does not have enough performance history to have received an Overall Morningstar Rating.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

High-Yield Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. From May 1, 2019 through April 30, 2020, Advisors voluntarily agreed to reduce its management fee rate by 0.010%. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.338% of average daily net assets.
•	Effective May 1, 2020, Advisors has voluntarily agreed to reduce its management fee rate by 0.015% through April 30, 2021.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st, 2nd, 2nd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Inflation-Linked Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. From May 1, 2019 through April 30, 2020, Advisors voluntarily agreed to reduce its management fee rate by 0.020%. The Fund’s effective management fee rate at its

110	2020 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

concluded

December 31, 2019 asset level was 0.239% of average daily net assets.
•	Effective May 1, 2020, Advisors has voluntarily agreed to continue to reduce its management fee rate by 0.02% through April 30, 2021.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio and contractual management fee rate were in the 1st quintile of its Expense Universe, while its actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 4th quintile and ranked 4 out of 5 funds, 4 out of 5 funds and 3 out of 4 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 3rd, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 2nd and 1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 2nd, 2nd, 3rd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	Money market funds are not rated by Morningstar.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Short Duration Impact Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, which includes breakpoints that would reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.30% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st and 2nd quintiles of its Performance Group and Performance Universe, respectively, for each of the one-year and since-inception periods.
•	The Fund does not have enough performance history to have received an Overall Morningstar Rating.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Short-Term Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.244% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th, 4th, 3rd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 2nd, 2nd and 2nd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Short-Term Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.07% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 2nd and 1st quintiles of its Expense Universe, respectively.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Bloomberg Barclays 1–3 Year Government/Credit Bond Index, differed by -6 basis points. The Fund’s tracking error was driven by transaction costs and an overweight sampling bias towards larger issuers and more liquid bonds.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Annual Report	111

Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 11, 2020 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from December 1, 2018 through November 30, 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

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Item 2. Code of Conduct.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no material amendments to the code of conduct.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e) Not applicable.

2(f) A copy of the current code of conduct is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal years ended March 31, 2020 and March 31, 2019 may not align with the figures reported and filed with the Securities and Exchange Commission in Form N-CEN or Form N-CSR for each period, respectively, (SEC File No. 811-09301) because the fees disclosed in this statement reflect fees updated after the date of that Form N-CEN or Form N-CSR for the relevant periods.

4(a) Audit Fees.

For the fiscal years ended March 31, 2019 and March 31, 2020, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $635,310 and $622,603, respectively.

4(b) Audit Related Fees.

For the fiscal years ended March 31, 2019 and March 31, 2020, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended March 31, 2019 and March 31, 2020, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended March 31, 2019 and March 31, 2020, PwC’s aggregate fees for tax services billed to the Registrant were $171,380 and $3,464, respectively.

For the fiscal years ended March 31, 2019 and March 31, 2020, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended March 31, 2019 and March 31, 2020, PwC’s aggregate fees for all other services billed to the Registrant were $5,500 and $5,500, respectively.

For the fiscal years ended March 31, 2019 and March 31, 2020, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2019 and March 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2019 and March 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2019 and March 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2019 and March 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2019 and March 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2019 and March 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2019 and March 31, 2020, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $257,500 and $329,750, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS – Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2020

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 98.7%

CORPORATE BONDS – 24.7%

AUTOMOBILES & COMPONENTS - 0.1%
$250,000	Aptiv plc	4.250%	01/15/26	$254,627
100,000	Aptiv plc	4.350	03/15/29	94,490
100,000	Aptiv plc	4.400	10/01/46	76,991
575,000	Aptiv plc	5.400	03/15/49	532,318
200,000	BorgWarner, Inc	3.375	03/15/25	195,742
200,000	BorgWarner, Inc	4.375	03/15/45	197,135
600,000	Delphi Corp	4.150	03/15/24	586,726
800,000	Ford Motor Co	7.450	07/16/31	576,000
1,350,000	Ford Motor Co	4.750	01/15/43	766,125
125,000	General Motors Co	4.875	10/02/23	111,366
500,000	General Motors Co	4.200	10/01/27	408,028
700,000	General Motors Co	5.000	10/01/28	613,777
900,000	General Motors Co	6.600	04/01/36	783,265
700,000	General Motors Co	5.150	04/01/38	506,683
150,000	General Motors Co	6.250	10/02/43	119,123
175,000	General Motors Co	5.200	04/01/45	138,705
350,000	General Motors Co	6.750	04/01/46	279,857
500,000	General Motors Co	5.400	04/01/48	364,498
900,000	General Motors Co	5.950	04/01/49	665,546
175,000	Harley-Davidson, Inc	3.500	07/28/25	164,007
200,000	Harley-Davidson, Inc	4.625	07/28/45	186,229
900,000	Honeywell International, Inc	1.850	11/01/21	900,294
500,000	Honeywell International, Inc	3.350	12/01/23	528,289
1,700,000	Honeywell International, Inc	2.500	11/01/26	1,724,492
782,000	Honeywell International, Inc	3.812	11/21/47	860,943
800,000	Lear Corp	3.800	09/15/27	732,947
400,000	Lear Corp	4.250	05/15/29	355,871
500,000	Lear Corp	3.500	05/30/30	433,392
550,000	Lear Corp	5.250	05/15/49	477,917
300,000	Magna International, Inc	3.625	06/15/24	312,177
600,000	Magna International, Inc	4.150	10/01/25	657,467
300,000	Toyota Motor Corp	3.183	07/20/21	304,971
500,000	Toyota Motor Corp	2.157	07/02/22	496,916
300,000	Toyota Motor Corp	3.419	07/20/23	307,954
750,000	Toyota Motor Corp	2.358	07/02/24	749,828
300,000	Toyota Motor Corp	3.669	07/20/28	311,171
750,000	Toyota Motor Corp	2.760	07/02/29	755,821
	TOTAL AUTOMOBILES & COMPONENTS			17,531,688

BANKS - 4.1%
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	347,648
600,000	Banco Santander S.A.	3.500	04/11/22	593,475
800,000	Banco Santander S.A.	3.125	02/23/23	793,093
1

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,200,000	Banco Santander S.A.	3.848%	04/12/23	$1,228,707
800,000	Banco Santander S.A.	2.706	06/27/24	792,281
400,000	Banco Santander S.A.	5.179	11/19/25	436,378
600,000	Banco Santander S.A.	4.250	04/11/27	611,169
675,000	Banco Santander S.A.	3.800	02/23/28	662,389
1,800,000	Banco Santander S.A.	4.379	04/12/28	1,843,555
600,000	Banco Santander S.A.	3.306	06/27/29	584,515
850,000	Bancolombia S.A.	3.000	01/29/25	761,609
1,750,000	Bank of America Corp	2.625	04/19/21	1,761,415
3,000,000	Bank of America Corp	2.738	01/23/22	2,996,377
3,000,000	Bank of America Corp	3.499	05/17/22	3,035,253
350,000	Bank of America Corp	2.503	10/21/22	350,791
2,225,000	Bank of America Corp	3.300	01/11/23	2,304,546
1,150,000	Bank of America Corp	3.124	01/20/23	1,169,994
775,000	Bank of America Corp	2.881	04/24/23	777,976
1,200,000	Bank of America Corp	2.816	07/21/23	1,204,619
3,718,000	Bank of America Corp	3.004	12/20/23	3,787,484
3,500,000	Bank of America Corp	4.125	01/22/24	3,731,482
1,750,000	Bank of America Corp	3.550	03/05/24	1,814,045
1,500,000	Bank of America Corp	3.864	07/23/24	1,573,716
1,475,000	Bank of America Corp	4.200	08/26/24	1,567,802
10,300,000	Bank of America Corp	3.458	03/15/25	10,623,045
3,550,000	Bank of America Corp	3.950	04/21/25	3,733,204
3,000,000	Bank of America Corp	3.093	10/01/25	3,061,035
725,000	Bank of America Corp	2.456	10/22/25	731,134
4,000,000	Bank of America Corp	3.366	01/23/26	4,159,056
3,000,000	Bank of America Corp	2.015	02/13/26	2,936,542
7,800,000	Bank of America Corp	3.559	04/23/27	8,163,868
2,000,000	Bank of America Corp	3.593	07/21/28	2,046,961
5,690,000	Bank of America Corp	3.419	12/20/28	5,875,053
1,250,000	Bank of America Corp	3.970	03/05/29	1,349,113
1,400,000	Bank of America Corp	4.271	07/23/29	1,519,350
3,075,000	Bank of America Corp	3.974	02/07/30	3,320,348
1,675,000	Bank of America Corp	3.194	07/23/30	1,710,458
1,050,000	Bank of America Corp	2.884	10/22/30	1,048,520
4,000,000	Bank of America Corp	2.496	02/13/31	3,837,676
1,500,000	Bank of America Corp	6.110	01/29/37	1,954,521
4,500,000	Bank of America Corp	4.078	04/23/40	5,043,843
1,500,000	Bank of America Corp	5.000	01/21/44	1,908,140
2,800,000	Bank of America Corp	4.443	01/20/48	3,142,231
3,000,000	Bank of America Corp	3.946	01/23/49	3,187,689
1,250,000	Bank of America Corp	4.330	03/15/50	1,466,326
1,500,000	Bank of America Corp	4.083	03/20/51	1,702,759
550,000	Bank of America NA	3.335	01/25/23	549,579
500,000	Bank of Nova Scotia	2.500	01/08/21	501,382
200,000	Bank of Nova Scotia	4.375	01/13/21	202,786
300,000	Bank of Nova Scotia	2.450	03/22/21	300,945
2,000,000	Bank of Nova Scotia	3.125	04/20/21	2,021,028
1,000,000	Bank of Nova Scotia	1.875	04/26/21	1,000,396
250,000	Bank of Nova Scotia	2.800	07/21/21	252,755
1,000,000	Bank of Nova Scotia	2.000	11/15/22	1,003,851
375,000	Bank of Nova Scotia	2.375	01/18/23	377,278
750,000	Bank of Nova Scotia	1.950	02/01/23	745,681
750,000	Bank of Nova Scotia	2.200	02/03/25	747,848
2

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,550,000	Bank of Nova Scotia	4.500%	12/16/25	$1,592,804
1,000,000	Bank of Nova Scotia	2.700	08/03/26	1,008,516
1,500,000	Barclays Bank plc	2.650	01/11/21	1,495,248
2,000,000	Barclays plc	3.200	08/10/21	1,979,827
1,500,000	Barclays plc	3.684	01/10/23	1,503,829
1,500,000	Barclays plc	4.610	02/15/23	1,526,156
525,000	Barclays plc	4.338	05/16/24	506,489
200,000	Barclays plc	4.375	09/11/24	207,212
1,425,000	Barclays plc	3.650	03/16/25	1,392,902
2,750,000	Barclays plc	3.932	05/07/25	2,639,116
975,000	Barclays plc	4.375	01/12/26	980,184
800,000	Barclays plc	5.200	05/12/26	817,225
700,000	Barclays plc	4.337	01/10/28	712,146
1,975,000	Barclays plc	4.836	05/09/28	2,037,056
1,500,000	Barclays plc	4.972	05/16/29	1,618,260
775,000	Barclays plc	5.250	08/17/45	854,197
575,000	Barclays plc	4.950	01/10/47	629,145
500,000	BBVA USA	3.500	06/11/21	497,320
500,000	BBVA USA	2.875	06/29/22	487,387
1,000,000	BBVA USA	2.500	08/27/24	974,948
500,000	BBVA USA	3.875	04/10/25	473,353
1,300,000	BPCE S.A.	2.650	02/03/21	1,288,713
400,000	BPCE S.A.	2.750	12/02/21	397,000
1,025,000	BPCE S.A.	4.000	04/15/24	1,063,143
300,000	BPCE S.A.	3.375	12/02/26	298,711
1,100,000	Canadian Imperial Bank of Commerce	2.700	02/02/21	1,104,349
500,000	Canadian Imperial Bank of Commerce	2.550	06/16/22	508,256
1,000,000	Canadian Imperial Bank of Commerce	2.606	07/22/23	1,008,312
500,000	Canadian Imperial Bank of Commerce	3.500	09/13/23	528,593
750,000	Canadian Imperial Bank of Commerce	3.100	04/02/24	775,229
1,000,000	Canadian Imperial Bank of Commerce	2.250	01/28/25	988,331
900,000	Capital One NA	2.950	07/23/21	902,515
1,250,000	Capital One NA	2.250	09/13/21	1,225,487
750,000	Capital One NA	2.650	08/08/22	742,684
475,000	Capital One NA	2.150	09/06/22	463,090
3,000,000	CitiBank NA	2.850	02/12/21	3,014,545
500,000	CitiBank NA	3.400	07/23/21	507,638
3,000,000	CitiBank NA	2.844	05/20/22	3,004,814
2,000,000	CitiBank NA	3.650	01/23/24	2,094,979
4,250,000	Citigroup, Inc	2.700	03/30/21	4,267,682
1,250,000	Citigroup, Inc	2.350	08/02/21	1,248,783
100,000	Citigroup, Inc	2.900	12/08/21	100,909
3,000,000	Citigroup, Inc	4.500	01/14/22	3,120,465
500,000	Citigroup, Inc	2.700	10/27/22	503,253
425,000	Citigroup, Inc	2.312	11/04/22	422,491
800,000	Citigroup, Inc	3.142	01/24/23	809,982
4,600,000	Citigroup, Inc	3.500	05/15/23	4,738,418
1,400,000	Citigroup, Inc	2.876	07/24/23	1,410,977
1,500,000	Citigroup, Inc	4.044	06/01/24	1,584,244
500,000	Citigroup, Inc	4.000	08/05/24	518,212
7,500,000	Citigroup, Inc	3.352	04/24/25	7,722,696
1,000,000	Citigroup, Inc	3.700	01/12/26	1,063,284
750,000	Citigroup, Inc	4.600	03/09/26	806,320
3

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Citigroup, Inc	3.400%	05/01/26	$1,071,198
1,100,000	Citigroup, Inc	4.300	11/20/26	1,163,129
1,500,000	Citigroup, Inc	4.450	09/29/27	1,572,836
500,000	Citigroup, Inc	3.887	01/10/28	514,683
1,000,000	Citigroup, Inc	3.668	07/24/28	1,036,200
2,025,000	Citigroup, Inc	4.125	07/25/28	2,078,136
3,000,000	Citigroup, Inc	3.520	10/27/28	3,003,919
4,000,000	Citigroup, Inc	4.075	04/23/29	4,242,198
1,750,000	Citigroup, Inc	3.980	03/20/30	1,870,763
1,500,000	Citigroup, Inc	2.976	11/05/30	1,486,219
5,000,000	Citigroup, Inc	2.666	01/29/31	4,851,476
175,000	Citigroup, Inc	6.625	06/15/32	210,460
750,000	Citigroup, Inc	3.878	01/24/39	742,894
325,000	Citigroup, Inc	8.125	07/15/39	512,848
350,000	Citigroup, Inc	5.875	01/30/42	469,587
400,000	Citigroup, Inc	6.675	09/13/43	541,235
125,000	Citigroup, Inc	5.300	05/06/44	151,692
675,000	Citigroup, Inc	4.650	07/30/45	807,068
3,075,000	Citigroup, Inc	4.750	05/18/46	3,521,083
5,075,000	Citigroup, Inc	4.650	07/23/48	6,109,268
300,000	Citizens Bank NA	2.250	10/30/20	300,677
150,000	Citizens Bank NA	2.550	05/13/21	149,832
925,000	Citizens Bank NA	3.250	02/14/22	937,129
350,000	Citizens Bank NA	2.650	05/26/22	349,579
500,000	Citizens Bank NA	3.700	03/29/23	512,167
250,000	Citizens Bank NA	3.750	02/18/26	254,984
100,000	Citizens Financial Group, Inc	2.375	07/28/21	100,770
850,000	Citizens Financial Group, Inc	4.300	12/03/25	889,796
500,000	Citizens Financial Group, Inc	2.850	07/27/26	487,673
200,000	Citizens Financial Group, Inc	2.500	02/06/30	176,935
500,000	Comerica Bank	2.500	07/23/24	495,694
200,000	Comerica Bank	4.000	07/27/25	202,072
625,000	Comerica, Inc	3.700	07/31/23	641,389
550,000	Comerica, Inc	4.000	02/01/29	554,498
800,000	Commonwealth Bank of Australia	2.550	03/15/21	800,896
500,000	Cooperatieve Rabobank UA	4.500	01/11/21	508,494
925,000	Cooperatieve Rabobank UA	2.750	01/10/22	930,700
1,500,000	Cooperatieve Rabobank UA	3.875	02/08/22	1,547,535
575,000	Cooperatieve Rabobank UA	3.950	11/09/22	578,351
425,000	Cooperatieve Rabobank UA	4.625	12/01/23	439,495
600,000	Cooperatieve Rabobank UA	4.375	08/04/25	614,638
2,700,000	Cooperatieve Rabobank UA	3.750	07/21/26	2,601,648
550,000	Cooperatieve Rabobank UA	5.250	05/24/41	757,652
400,000	Cooperatieve Rabobank UA	5.750	12/01/43	495,488
1,600,000	Cooperatieve Rabobank UA	5.250	08/04/45	1,944,112
1,000,000	Cooperatieve Rabobank UA/NY	2.500	01/19/21	1,000,462
1,000,000	Cooperatieve Rabobank UA/NY	3.125	04/26/21	1,007,336
1,900,000	Cooperatieve Rabobank UA/NY	2.750	01/10/23	1,925,645
2,050,000	Cooperatieve Rabobank UA/NY	3.375	05/21/25	2,176,786
300,000	Discover Bank	3.200	08/09/21	298,582
1,300,000	Discover Bank	3.350	02/06/23	1,305,396
1,350,000	Discover Bank	4.200	08/08/23	1,433,391
1,000,000	Discover Bank	2.450	09/12/24	958,067
200,000	Discover Bank	4.250	03/13/26	200,390
4

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,125,000	Discover Bank	3.450%	07/27/26	$1,100,033
300,000	Discover Bank	4.682	08/09/28	305,463
350,000	Discover Bank	4.650	09/13/28	354,976
325,000	Discover Bank	2.700	02/06/30	282,533
400,000	Fifth Third Bancorp	2.875	07/27/20	397,957
200,000	Fifth Third Bancorp	3.500	03/15/22	201,743
750,000	Fifth Third Bancorp	2.600	06/15/22	741,100
450,000	Fifth Third Bancorp	4.300	01/16/24	482,999
675,000	Fifth Third Bancorp	3.650	01/25/24	701,930
1,000,000	Fifth Third Bancorp	2.375	01/28/25	973,942
500,000	Fifth Third Bancorp	3.950	03/14/28	525,838
140,000	Fifth Third Bancorp	8.250	03/01/38	184,837
300,000	Fifth Third Bank	2.250	06/14/21	298,530
650,000	Fifth Third Bank	3.350	07/26/21	654,907
200,000	Fifth Third Bank	2.875	10/01/21	201,742
500,000	Fifth Third Bank	1.800	01/30/23	492,799
300,000	Fifth Third Bank	3.950	07/28/25	325,832
2,400,000	Fifth Third Bank	3.850	03/15/26	2,529,170
1,000,000	Fifth Third Bank	2.250	02/01/27	946,301
500,000	First Citizens BancShares, Inc	3.375	03/15/30	505,295
200,000	First Horizon National Corp	3.500	12/15/20	198,002
2,200,000	First Republic Bank	2.500	06/06/22	2,167,456
500,000	First Republic Bank	1.912	02/12/24	479,540
175,000	First Republic Bank	4.375	08/01/46	186,378
550,000	FNB Corp	2.200	02/24/23	539,469
750,000	HSBC Bank USA NA	4.875	08/24/20	755,556
33,000	HSBC Bank USA NA	7.000	01/15/39	43,045
1,400,000	HSBC Holdings plc	3.400	03/08/21	1,407,702
725,000	HSBC Holdings plc	2.950	05/25/21	729,574
1,375,000	HSBC Holdings plc	2.650	01/05/22	1,372,822
450,000	HSBC Holdings plc	4.875	01/14/22	457,313
650,000	HSBC Holdings plc	4.000	03/30/22	667,744
3,625,000	HSBC Holdings plc	3.262	03/13/23	3,630,279
2,275,000	HSBC Holdings plc	3.600	05/25/23	2,310,946
600,000	HSBC Holdings plc	3.033	11/22/23	595,575
2,625,000	HSBC Holdings plc	4.250	03/14/24	2,700,220
2,325,000	HSBC Holdings plc	3.950	05/18/24	2,382,221
2,500,000	HSBC Holdings plc	3.803	03/11/25	2,602,727
450,000	HSBC Holdings plc	4.250	08/18/25	469,152
2,000,000	HSBC Holdings plc	2.633	11/07/25	1,940,511
1,875,000	HSBC Holdings plc	4.300	03/08/26	2,001,574
2,475,000	HSBC Holdings plc	3.900	05/25/26	2,518,041
1,100,000	HSBC Holdings plc	4.292	09/12/26	1,149,961
450,000	HSBC Holdings plc	4.375	11/23/26	477,812
3,925,000	HSBC Holdings plc	4.041	03/13/28	3,994,740
2,775,000	HSBC Holdings plc	4.583	06/19/29	2,953,686
4,000,000	HSBC Holdings plc	3.973	05/22/30	4,108,093
300,000	HSBC Holdings plc	6.500	05/02/36	354,633
2,700,000	HSBC Holdings plc	6.500	09/15/37	3,249,470
200,000	HSBC Holdings plc	6.800	06/01/38	243,837
550,000	HSBC Holdings plc	6.100	01/14/42	684,337
1,175,000	HSBC Holdings plc	5.250	03/14/44	1,330,364
1,250,000	HSBC USA, Inc	3.500	06/23/24	1,257,146
5

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,000,000	Huntington Bancshares, Inc	3.150%	03/14/21	$2,005,125
400,000	Huntington Bancshares, Inc	2.300	01/14/22	396,384
1,000,000	Huntington Bancshares, Inc	2.625	08/06/24	1,012,939
500,000	Huntington Bancshares, Inc	4.000	05/15/25	523,459
1,000,000	Huntington Bancshares, Inc	2.550	02/04/30	907,703
300,000	Huntington National Bank	3.250	05/14/21	302,310
300,000	Huntington National Bank	3.125	04/01/22	303,972
375,000	Huntington National Bank	1.800	02/03/23	367,572
1,300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,313,749
300,000	Industrial & Commercial Bank of China Ltd	2.635	05/26/21	304,827
250,000	Industrial & Commercial Bank of China Ltd	2.452	10/20/21	255,225
4,750,000	Industrial & Commercial Bank of China Ltd	3.538	11/08/27	5,119,191
750,000	ING Groep NV	3.150	03/29/22	753,381
1,200,000	ING Groep NV	4.100	10/02/23	1,231,452
575,000	ING Groep NV	3.550	04/09/24	577,860
1,250,000	ING Groep NV	3.950	03/29/27	1,249,769
500,000	ING Groep NV	4.550	10/02/28	531,324
825,000	ING Groep NV	4.050	04/09/29	854,089
2,000,000	JPMorgan Chase & Co	2.550	03/01/21	2,004,788
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	1,004,785
325,000	JPMorgan Chase & Co	2.295	08/15/21	324,376
500,000	JPMorgan Chase & Co	4.500	01/24/22	522,153
800,000	JPMorgan Chase & Co	3.250	09/23/22	824,266
3,150,000	JPMorgan Chase & Co	2.972	01/15/23	3,206,932
3,075,000	JPMorgan Chase & Co	3.200	01/25/23	3,163,479
7,100,000	JPMorgan Chase & Co	3.207	04/01/23	7,235,744
500,000	JPMorgan Chase & Co	3.375	05/01/23	521,763
625,000	JPMorgan Chase & Co	2.700	05/18/23	641,203
475,000	JPMorgan Chase & Co	3.875	02/01/24	507,932
4,400,000	JPMorgan Chase & Co	3.559	04/23/24	4,570,315
1,525,000	JPMorgan Chase & Co	3.625	05/13/24	1,590,418
1,575,000	JPMorgan Chase & Co	3.797	07/23/24	1,648,402
2,675,000	JPMorgan Chase & Co	3.875	09/10/24	2,824,642
975,000	JPMorgan Chase & Co	4.023	12/05/24	1,032,993
625,000	JPMorgan Chase & Co	3.125	01/23/25	651,110
1,200,000	JPMorgan Chase & Co	3.220	03/01/25	1,243,957
2,125,000	JPMorgan Chase & Co	3.900	07/15/25	2,272,866
2,000,000	JPMorgan Chase & Co	2.301	10/15/25	2,000,206
2,000,000	JPMorgan Chase & Co	2.005	03/13/26	1,975,240
3,125,000	JPMorgan Chase & Co	3.300	04/01/26	3,279,353
1,450,000	JPMorgan Chase & Co	3.200	06/15/26	1,505,847
1,000,000	JPMorgan Chase & Co	2.950	10/01/26	1,033,405
1,350,000	JPMorgan Chase & Co	4.125	12/15/26	1,475,802
2,450,000	JPMorgan Chase & Co	3.960	01/29/27	2,646,029
250,000	JPMorgan Chase & Co	4.250	10/01/27	275,304
325,000	JPMorgan Chase & Co	3.625	12/01/27	344,615
1,375,000	JPMorgan Chase & Co	3.782	02/01/28	1,476,507
425,000	JPMorgan Chase & Co	3.540	05/01/28	448,279
4,600,000	JPMorgan Chase & Co	4.005	04/23/29	4,943,402
2,050,000	JPMorgan Chase & Co	4.203	07/23/29	2,251,963
1,750,000	JPMorgan Chase & Co	4.452	12/05/29	1,963,823
4,500,000	JPMorgan Chase & Co	3.702	05/06/30	4,833,130
5,050,000	JPMorgan Chase & Co	2.739	10/15/30	5,071,159
1,000,000	JPMorgan Chase & Co	3.882	07/24/38	1,117,448
6

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$958,000	JPMorgan Chase & Co	5.500%	10/15/40	$1,311,563
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,348,318
1,800,000	JPMorgan Chase & Co	4.950	06/01/45	2,316,630
2,050,000	JPMorgan Chase & Co	4.260	02/22/48	2,463,021
1,000,000	JPMorgan Chase & Co	4.032	07/24/48	1,158,862
4,500,000	JPMorgan Chase & Co	3.964	11/15/48	5,214,149
1,750,000	JPMorgan Chase & Co	3.897	01/23/49	2,023,655
750,000	JPMorgan Chase & Co	6.000	N/A‡	750,000
500,000	KeyBank NA	2.500	11/22/21	500,989
500,000	KeyBank NA	3.300	02/01/22	511,076
300,000	KeyBank NA	3.180	05/22/22	300,919
300,000	KeyBank NA	2.400	06/09/22	300,925
625,000	KeyBank NA	2.300	09/14/22	625,680
425,000	KeyBank NA	1.250	03/10/23	416,219
750,000	KeyBank NA	3.300	06/01/25	780,803
300,000	KeyBank NA	3.400	05/20/26	312,576
250,000	KeyBank NA	3.900	04/13/29	249,133
1,200,000	KeyCorp	2.900	09/15/20	1,197,251
200,000	KeyCorp	4.150	10/29/25	210,116
850,000	KeyCorp	2.250	04/06/27	802,868
500,000	KeyCorp	4.100	04/30/28	526,638
1,000,000	KeyCorp	2.550	10/01/29	901,334
1,000,000	Lloyds Bank plc	2.250	08/14/22	996,127
575,000	Lloyds Banking Group plc	3.000	01/11/22	573,368
1,000,000	Lloyds Banking Group plc	2.858	03/17/23	985,848
1,175,000	Lloyds Banking Group plc	4.050	08/16/23	1,222,050
1,175,000	Lloyds Banking Group plc	2.907	11/07/23	1,173,502
1,800,000	Lloyds Banking Group plc	3.900	03/12/24	1,821,810
2,750,000	Lloyds Banking Group plc	4.500	11/04/24	2,802,874
1,375,000	Lloyds Banking Group plc	4.450	05/08/25	1,472,681
325,000	Lloyds Banking Group plc	4.582	12/10/25	334,357
1,500,000	Lloyds Banking Group plc	2.438	02/05/26	1,416,662
225,000	Lloyds Banking Group plc	4.650	03/24/26	231,772
500,000	Lloyds Banking Group plc	3.750	01/11/27	505,178
2,700,000	Lloyds Banking Group plc	4.375	03/22/28	2,905,005
700,000	Lloyds Banking Group plc	4.550	08/16/28	742,860
1,825,000	Lloyds Banking Group plc	3.574	11/07/28	1,811,175
1,150,000	Lloyds Banking Group plc	4.344	01/09/48	1,153,045
300,000	M&T Bank Corp	3.550	07/26/23	315,739
500,000	Manufacturers & Traders Trust Co	2.625	01/25/21	501,524
500,000	Manufacturers & Traders Trust Co	2.500	05/18/22	483,873
1,100,000	Manufacturers & Traders Trust Co	2.900	02/06/25	1,131,731
710,000	Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	709,473
1,300,000	Mitsubishi UFJ Financial Group, Inc	3.535	07/26/21	1,318,254
276,000	Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	272,247
400,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	407,794
1,375,000	Mitsubishi UFJ Financial Group, Inc	3.218	03/07/22	1,393,929
1,000,000	Mitsubishi UFJ Financial Group, Inc	2.623	07/18/22	998,480
975,000	Mitsubishi UFJ Financial Group, Inc	2.665	07/25/22	976,437
1,925,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	1,970,720
1,175,000	Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	1,214,340
900,000	Mitsubishi UFJ Financial Group, Inc	3.407	03/07/24	928,566
1,000,000	Mitsubishi UFJ Financial Group, Inc	2.801	07/18/24	1,007,290
7

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,000,000	Mitsubishi UFJ Financial Group, Inc	2.193%	02/25/25	$1,980,264
1,625,000	Mitsubishi UFJ Financial Group, Inc	3.777	03/02/25	1,715,033
207,000	Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	211,160
225,000	Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	226,597
650,000	Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	678,182
700,000	Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	725,996
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.961	03/02/28	1,040,006
300,000	Mitsubishi UFJ Financial Group, Inc	4.050	09/11/28	334,381
1,250,000	Mitsubishi UFJ Financial Group, Inc	3.741	03/07/29	1,327,076
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.195	07/18/29	1,012,172
1,500,000	Mitsubishi UFJ Financial Group, Inc	2.559	02/25/30	1,441,647
300,000	Mitsubishi UFJ Financial Group, Inc	4.286	07/26/38	326,058
500,000	Mitsubishi UFJ Financial Group, Inc	4.153	03/07/39	546,353
1,425,000	Mitsubishi UFJ Financial Group, Inc	3.751	07/18/39	1,404,633
2,000,000	Mizuho Financial Group, Inc	2.601	09/11/22	1,999,890
700,000	Mizuho Financial Group, Inc	3.549	03/05/23	717,765
500,000	Mizuho Financial Group, Inc	2.555	09/13/25	493,867
500,000	Mizuho Financial Group, Inc	2.226	05/25/26	490,023
950,000	Mizuho Financial Group, Inc	2.839	09/13/26	923,463
200,000	Mizuho Financial Group, Inc	3.663	02/28/27	201,347
600,000	Mizuho Financial Group, Inc	3.170	09/11/27	601,433
725,000	Mizuho Financial Group, Inc	4.018	03/05/28	784,736
625,000	Mizuho Financial Group, Inc	4.254	09/11/29	632,432
1,000,000	Mizuho Financial Group, Inc	3.153	07/16/30	954,919
500,000	Mizuho Financial Group, Inc	2.869	09/13/30	475,097
500,000	Mizuho Financial Group, Inc	2.591	05/25/31	474,408
225,000	MUFG Americas Holdings Corp	3.500	06/18/22	229,295
160,000	MUFG Americas Holdings Corp	3.000	02/10/25	147,239
1,000,000	MUFG Union Bank NA	3.150	04/01/22	999,897
1,000,000	MUFG Union Bank NA	2.100	12/09/22	987,082
300,000	National Australia Bank Ltd	2.500	01/12/21	300,419
300,000	National Australia Bank Ltd	2.625	01/14/21	300,604
500,000	National Australia Bank Ltd	1.875	07/12/21	503,744
500,000	National Australia Bank Ltd	3.700	11/04/21	508,289
925,000	National Australia Bank Ltd	2.800	01/10/22	947,005
450,000	National Australia Bank Ltd	2.500	05/22/22	454,166
1,000,000	National Australia Bank Ltd	1.875	12/13/22	994,010
625,000	National Australia Bank Ltd	3.000	01/20/23	637,241
500,000	National Australia Bank Ltd	2.875	04/12/23	507,025
300,000	National Australia Bank Ltd	3.375	01/14/26	316,381
750,000	National Australia Bank Ltd	2.500	07/12/26	751,740
1,000,000	National Bank of Canada	2.100	02/01/23	995,146
350,000	Northern Trust Corp	2.375	08/02/22	361,262
625,000	Northern Trust Corp	3.950	10/30/25	654,248
500,000	Northern Trust Corp	3.650	08/03/28	498,867
500,000	Northern Trust Corp	3.150	05/03/29	517,840
100,000	Northern Trust Corp	3.375	05/08/32	96,913
300,000	People’s United Bank NA	4.000	07/15/24	303,203
100,000	People’s United Financial, Inc	3.650	12/06/22	102,645
500,000	PNC Bank NA	2.500	01/22/21	500,716
500,000	PNC Bank NA	2.150	04/29/21	500,108
850,000	PNC Bank NA	2.550	12/09/21	856,822
1,075,000	PNC Bank NA	2.625	02/17/22	1,087,295
1,500,000	PNC Bank NA	2.232	07/22/22	1,503,771
8

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,750,000	PNC Bank NA	2.450%	07/28/22	$1,742,359
1,025,000	PNC Bank NA	2.700	11/01/22	1,037,931
1,000,000	PNC Bank NA	2.028	12/09/22	1,002,238
750,000	PNC Bank NA	2.950	01/30/23	770,269
800,000	PNC Bank NA	1.743	02/24/23	787,083
1,375,000	PNC Bank NA	3.500	06/08/23	1,422,653
250,000	PNC Bank NA	3.800	07/25/23	266,228
600,000	PNC Bank NA	2.950	02/23/25	621,119
550,000	PNC Bank NA	3.250	06/01/25	585,505
500,000	PNC Bank NA	3.100	10/25/27	514,473
500,000	PNC Bank NA	3.250	01/22/28	506,685
903,000	PNC Bank NA	4.050	07/26/28	980,191
475,000	PNC Bank NA	2.700	10/22/29	460,695
425,000	PNC Financial Services Group, Inc	3.300	03/08/22	431,987
500,000	PNC Financial Services Group, Inc	3.500	01/23/24	518,600
300,000	PNC Financial Services Group, Inc	3.900	04/29/24	320,300
500,000	PNC Financial Services Group, Inc	2.200	11/01/24	517,951
1,500,000	PNC Financial Services Group, Inc	2.600	07/23/26	1,515,003
300,000	PNC Financial Services Group, Inc	3.150	05/19/27	314,273
1,575,000	PNC Financial Services Group, Inc	3.450	04/23/29	1,561,915
1,000,000	PNC Financial Services Group, Inc	2.550	01/22/30	968,567
150,000	PNC Financial Services Group, Inc (Step Bond)	2.854	11/09/22	153,877
500,000	Regions Bank	2.750	04/01/21	493,740
250,000	Regions Bank	3.374	08/13/21	250,379
300,000	Regions Bank	6.450	06/26/37	381,763
850,000	Regions Financial Corp	2.750	08/14/22	840,498
2,075,000	Regions Financial Corp	3.800	08/14/23	2,100,738
500,000	Royal Bank of Canada	2.100	10/14/20	498,899
750,000	Royal Bank of Canada	2.300	03/22/21	750,501
2,675,000	Royal Bank of Canada	3.200	04/30/21	2,706,570
1,600,000	Royal Bank of Canada	2.750	02/01/22	1,635,942
1,000,000	Royal Bank of Canada	2.800	04/29/22	1,012,437
1,000,000	Royal Bank of Canada	1.950	01/17/23	989,885
850,000	Royal Bank of Canada	3.700	10/05/23	894,936
1,000,000	Royal Bank of Canada	2.550	07/16/24	1,018,367
750,000	Royal Bank of Canada	2.250	11/01/24	757,523
1,000,000	Royal Bank of Canada	4.650	01/27/26	1,045,763
550,000	Royal Bank of Scotland Group plc	6.125	12/15/22	567,321
4,000,000	Royal Bank of Scotland Group plc	3.498	05/15/23	3,949,175
275,000	Royal Bank of Scotland Group plc	6.100	06/10/23	282,753
1,275,000	Royal Bank of Scotland Group plc	3.875	09/12/23	1,287,925
175,000	Royal Bank of Scotland Group plc	6.000	12/19/23	181,794
175,000	Royal Bank of Scotland Group plc	5.125	05/28/24	176,724
700,000	Royal Bank of Scotland Group plc	4.519	06/25/24	704,803
750,000	Royal Bank of Scotland Group plc	4.269	03/22/25	770,596
750,000	Royal Bank of Scotland Group plc	4.800	04/05/26	745,466
1,000,000	Royal Bank of Scotland Group plc	4.892	05/18/29	1,059,326
750,000	Royal Bank of Scotland Group plc	3.754	11/01/29	693,661
3,000,000	Royal Bank of Scotland Group plc	5.076	01/27/30	3,260,798
1,500,000	Royal Bank of Scotland Group plc	4.445	05/08/30	1,572,302
1,200,000	Santander Holdings USA, Inc	3.400	01/18/23	1,185,496
375,000	Santander Holdings USA, Inc	3.500	06/07/24	366,071
775,000	Santander Holdings USA, Inc	4.500	07/17/25	790,800
9

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,850,000	Santander Holdings USA, Inc	3.244%	10/05/26	$1,651,836
650,000	Santander Holdings USA, Inc	4.400	07/13/27	639,338
600,000	Santander UK Group Holdings plc	2.875	10/16/20	599,764
200,000	Santander UK Group Holdings plc	3.125	01/08/21	199,533
1,775,000	Santander UK Group Holdings plc	3.571	01/10/23	1,765,314
775,000	Santander UK Group Holdings plc	3.373	01/05/24	780,341
725,000	Santander UK Group Holdings plc	4.796	11/15/24	759,754
500,000	Santander UK Group Holdings plc	3.823	11/03/28	526,852
1,200,000	Santander UK plc	2.125	11/03/20	1,193,116
200,000	Santander UK plc	2.500	01/05/21	194,609
750,000	Santander UK plc	3.400	06/01/21	751,270
400,000	Santander UK plc	3.750	11/15/21	389,298
775,000	Santander UK plc	4.000	03/13/24	797,543
1,000,000	Santander UK plc	2.875	06/18/24	998,328
350,000	Shinhan Bank Co Ltd	3.875	12/07/26	348,071
500,000	Skandinaviska Enskilda Banken AB	2.625	03/15/21	500,236
400,000	Skandinaviska Enskilda Banken AB	1.875	09/13/21	396,187
900,000	Skandinaviska Enskilda Banken AB	2.800	03/11/22	884,229
500,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	496,020
300,000	Sumitomo Mitsui Banking Corp	2.450	10/20/20	296,445
500,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	504,667
800,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	809,731
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	317,788
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	519,721
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	259,649
500,000	Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	500,717
1,250,000	Sumitomo Mitsui Financial Group, Inc	2.058	07/14/21	1,239,678
425,000	Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	425,777
425,000	Sumitomo Mitsui Financial Group, Inc	2.846	01/11/22	428,839
925,000	Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	929,219
1,650,000	Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	1,672,693
1,725,000	Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	1,727,100
900,000	Sumitomo Mitsui Financial Group, Inc	3.748	07/19/23	939,154
1,300,000	Sumitomo Mitsui Financial Group, Inc	3.936	10/16/23	1,367,582
1,000,000	Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	999,401
1,000,000	Sumitomo Mitsui Financial Group, Inc	2.448	09/27/24	997,143
1,500,000	Sumitomo Mitsui Financial Group, Inc	2.348	01/15/25	1,489,680
1,300,000	Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	1,417,001
900,000	Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	900,339
700,000	Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	728,356
725,000	Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	771,026
775,000	Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	810,219
500,000	Sumitomo Mitsui Financial Group, Inc	3.352	10/18/27	475,122
675,000	Sumitomo Mitsui Financial Group, Inc	3.544	01/17/28	668,854
750,000	Sumitomo Mitsui Financial Group, Inc	3.944	07/19/28	828,226
500,000	Sumitomo Mitsui Financial Group, Inc	4.306	10/16/28	528,733
1,500,000	Sumitomo Mitsui Financial Group, Inc	3.040	07/16/29	1,498,941
500,000	Sumitomo Mitsui Financial Group, Inc	3.202	09/17/29	510,477
1,000,000	Sumitomo Mitsui Financial Group, Inc	2.724	09/27/29	971,862
1,500,000	Sumitomo Mitsui Financial Group, Inc	2.750	01/15/30	1,455,511
750,000	Svenska Handelsbanken AB	2.450	03/30/21	753,054
750,000	Svenska Handelsbanken AB	3.350	05/24/21	758,900
1,000,000	Svenska Handelsbanken AB	1.875	09/07/21	978,067
889,000	Svenska Handelsbanken AB	3.900	11/20/23	923,537
10

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,250,000	Synchrony Bank	3.650%	05/24/21	$1,234,466
475,000	Synchrony Bank	3.000	06/15/22	471,341
500,000	Synovus Bank	2.289	02/10/23	492,731
300,000	Synovus Financial Corp	3.125	11/01/22	300,633
1,000,000	Toronto-Dominion Bank	2.550	01/25/21	988,459
900,000	Toronto-Dominion Bank	2.125	04/07/21	900,498
1,525,000	Toronto-Dominion Bank	3.250	06/11/21	1,556,699
2,000,000	Toronto-Dominion Bank	1.800	07/13/21	2,008,973
750,000	Toronto-Dominion Bank	1.900	12/01/22	749,428
500,000	Toronto-Dominion Bank	3.500	07/19/23	515,636
1,525,000	Toronto-Dominion Bank	3.250	03/11/24	1,593,750
1,250,000	Toronto-Dominion Bank	2.650	06/12/24	1,276,014
1,000,000	Toronto-Dominion Bank	3.625	09/15/31	994,410
300,000	Truist Bank	2.850	04/01/21	300,815
300,000	Truist Bank	3.525	10/26/21	300,257
1,100,000	Truist Bank	2.625	01/15/22	1,109,610
750,000	Truist Bank	2.800	05/17/22	759,382
1,450,000	Truist Bank	2.450	08/01/22	1,452,974
300,000	Truist Bank	3.502	08/02/22	303,338
500,000	Truist Bank	3.000	02/02/23	513,186
750,000	Truist Bank	1.250	03/09/23	726,775
1,000,000	Truist Bank	3.200	04/01/24	1,032,970
500,000	Truist Bank	3.689	08/02/24	518,691
750,000	Truist Bank	2.150	12/06/24	742,920
1,000,000	Truist Bank	1.500	03/10/25	973,257
500,000	Truist Bank	3.625	09/16/25	525,520
200,000	Truist Bank	4.050	11/03/25	207,065
375,000	Truist Bank	3.300	05/15/26	384,710
500,000	Truist Bank	3.800	10/30/26	525,476
750,000	Truist Bank	2.636	09/17/29	718,459
475,000	Truist Bank	2.250	03/11/30	435,527
300,000	Truist Financial Corp	2.150	02/01/21	299,647
800,000	Truist Financial Corp	2.900	03/03/21	801,812
500,000	Truist Financial Corp	2.050	05/10/21	499,208
750,000	Truist Financial Corp	3.200	09/03/21	754,678
225,000	Truist Financial Corp	2.700	01/27/22	226,229
200,000	Truist Financial Corp	3.950	03/22/22	205,533
1,150,000	Truist Financial Corp	2.750	04/01/22	1,157,344
500,000	Truist Financial Corp	3.050	06/20/22	510,555
750,000	Truist Financial Corp	2.200	03/16/23	751,404
775,000	Truist Financial Corp	3.750	12/06/23	822,080
1,000,000	Truist Financial Corp	2.500	08/01/24	988,888
825,000	Truist Financial Corp	2.850	10/26/24	836,429
900,000	Truist Financial Corp	4.000	05/01/25	948,066
975,000	Truist Financial Corp	3.700	06/05/25	985,176
500,000	Truist Financial Corp	3.875	03/19/29	507,157
4,075,000	US Bancorp	2.625	01/24/22	4,126,893
250,000	US Bancorp	3.000	03/15/22	254,968
450,000	US Bancorp	2.950	07/15/22	458,905
125,000	US Bancorp	3.700	01/30/24	132,001
1,225,000	US Bancorp	3.375	02/05/24	1,300,937
2,225,000	US Bancorp	3.600	09/11/24	2,284,259
125,000	US Bancorp	3.950	11/17/25	135,684
11

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	US Bancorp	3.100%	04/27/26	$759,639
700,000	US Bancorp	2.375	07/22/26	690,207
1,175,000	US Bancorp	3.150	04/27/27	1,220,644
750,000	US Bancorp	3.900	04/26/28	826,951
600,000	US Bancorp	3.000	07/30/29	598,416
250,000	US Bank NA	2.050	10/23/20	249,795
1,000,000	US Bank NA	3.150	04/26/21	1,008,311
325,000	US Bank NA	3.450	11/16/21	331,229
1,400,000	US Bank NA	2.850	01/23/23	1,430,360
1,250,000	US Bank NA	3.400	07/24/23	1,314,848
750,000	US Bank NA	2.800	01/27/25	773,706
125,000	Wachovia Corp	5.500	08/01/35	142,978
200,000	Webster Financial Corp	4.100	03/25/29	210,022
3,000,000	Wells Fargo Bank NA	2.600	01/15/21	3,013,088
700,000	Wells Fargo Bank NA	3.325	07/23/21	701,145
1,300,000	Wells Fargo Bank NA	3.625	10/22/21	1,335,548
2,000,000	Wells Fargo Bank NA	2.897	05/27/22	2,010,513
1,000,000	Wells Fargo Bank NA	2.082	09/09/22	995,271
2,400,000	Wells Fargo Bank NA	3.550	08/14/23	2,514,924
250,000	Wells Fargo Bank NA	6.600	01/15/38	350,753
1,600,000	Western Union Co	3.600	03/15/22	1,620,630
200,000	Western Union Co	4.250	06/09/23	212,471
500,000	Western Union Co	2.850	01/10/25	497,658
500,000	Westpac Banking Corp	2.650	01/25/21	501,791
500,000	Westpac Banking Corp	2.100	05/13/21	499,281
575,000	Westpac Banking Corp	2.000	08/19/21	573,199
650,000	Westpac Banking Corp	2.800	01/11/22	656,110
925,000	Westpac Banking Corp	2.500	06/28/22	925,213
300,000	Westpac Banking Corp	2.750	01/11/23	305,255
1,150,000	Westpac Banking Corp	3.650	05/15/23	1,199,168
750,000	Westpac Banking Corp	3.300	02/26/24	770,881
2,000,000	Westpac Banking Corp	2.350	02/19/25	2,016,710
1,000,000	Westpac Banking Corp	2.850	05/13/26	1,033,556
675,000	Westpac Banking Corp	2.700	08/19/26	681,805
850,000	Westpac Banking Corp	3.350	03/08/27	860,273
725,000	Westpac Banking Corp	3.400	01/25/28	781,582
1,000,000	Westpac Banking Corp	2.894	02/04/30	959,449
950,000	Westpac Banking Corp	4.322	11/23/31	963,554
600,000	Westpac Banking Corp	4.110	07/24/34	582,258
900,000	Westpac Banking Corp	4.421	07/24/39	878,896
800,000	Zions Bancorp NA	3.350	03/04/22	784,389
400,000	Zions Bancorp NA	3.250	10/29/29	339,354
	TOTAL BANKS			675,523,819

CAPITAL GOODS - 1.1%
500,000	ABB Finance USA, Inc	2.875	05/08/22	503,921
1,100,000	ABB Finance USA, Inc	3.375	04/03/23	1,143,495
300,000	ABB Finance USA, Inc	3.800	04/03/28	319,195
650,000	ABB Finance USA, Inc	4.375	05/08/42	663,071
100,000	Agilent Technologies, Inc	3.200	10/01/22	100,454
400,000	Agilent Technologies, Inc	3.875	07/15/23	412,614
200,000	Agilent Technologies, Inc	3.050	09/22/26	210,358
500,000	Agilent Technologies, Inc	2.750	09/15/29	484,183
200,000	Air Lease Corp	2.500	03/01/21	183,947
12

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Air Lease Corp	3.875%	04/01/21	$182,983
200,000		Air Lease Corp	3.375	06/01/21	179,928
625,000		Air Lease Corp	3.500	01/15/22	569,582
500,000		Air Lease Corp	3.750	02/01/22	462,616
400,000		Air Lease Corp	2.625	07/01/22	342,993
575,000		Air Lease Corp	2.250	01/15/23	480,343
200,000		Air Lease Corp	2.750	01/15/23	169,488
750,000		Air Lease Corp	3.875	07/03/23	678,240
1,150,000		Air Lease Corp	3.000	09/15/23	926,918
300,000		Air Lease Corp	4.250	02/01/24	255,053
750,000		Air Lease Corp	2.300	02/01/25	572,002
300,000		Air Lease Corp	3.250	03/01/25	235,721
1,000,000		Air Lease Corp	3.750	06/01/26	863,063
500,000		Air Lease Corp	3.625	04/01/27	419,244
200,000		Air Lease Corp	3.625	12/01/27	166,626
300,000		Air Lease Corp	4.625	10/01/28	243,152
500,000		Air Lease Corp	3.250	10/01/29	400,575
750,000		Air Lease Corp	3.000	02/01/30	542,256
500,000		Aircastle Ltd	5.125	03/15/21	496,308
200,000		Aircastle Ltd	4.400	09/25/23	193,341
1,000,000		Aircastle Ltd	4.125	05/01/24	885,801
500,000		Aircastle Ltd	4.250	06/15/26	428,715
400,000		Applied Materials, Inc	4.300	06/15/21	412,139
250,000		Applied Materials, Inc	3.900	10/01/25	263,513
1,575,000		Applied Materials, Inc	3.300	04/01/27	1,677,019
250,000		Applied Materials, Inc	5.100	10/01/35	336,806
100,000		Applied Materials, Inc	5.850	06/15/41	142,330
1,200,000		Applied Materials, Inc	4.350	04/01/47	1,532,538
200,000		Arrow Electronics, Inc	3.500	04/01/22	198,803
425,000		Arrow Electronics, Inc	3.250	09/08/24	401,803
200,000		Arrow Electronics, Inc	4.000	04/01/25	193,135
425,000		Arrow Electronics, Inc	3.875	01/12/28	407,479
200,000		Avnet, Inc	3.750	12/01/21	203,826
300,000		Avnet, Inc	4.875	12/01/22	312,389
200,000		Avnet, Inc	4.625	04/15/26	199,251
100,000		Carlisle Cos, Inc	3.750	11/15/22	101,149
200,000		Carlisle Cos, Inc	3.500	12/01/24	193,030
500,000		Carlisle Cos, Inc	3.750	12/01/27	517,598
1,000,000		Carlisle Cos, Inc	2.750	03/01/30	873,892
775,000	g	Carrier Global Corp	1.923	02/15/23	762,921
2,000,000	g	Carrier Global Corp	2.242	02/15/25	1,953,142
2,000,000	g	Carrier Global Corp	2.493	02/15/27	1,909,334
1,100,000	g	Carrier Global Corp	2.722	02/15/30	1,012,102
2,000,000	g	Carrier Global Corp	3.377	04/05/40	1,755,508
900,000	g	Carrier Global Corp	3.577	04/05/50	802,379
300,000		Caterpillar Financial Services Corp	2.900	03/15/21	302,470
1,950,000		Caterpillar Financial Services Corp	2.950	02/26/22	1,986,477
1,000,000		Caterpillar Financial Services Corp	1.900	09/06/22	995,855
300,000		Caterpillar Financial Services Corp	3.450	05/15/23	313,796
1,000,000		Caterpillar Financial Services Corp	2.850	05/17/24	1,020,212
500,000		Caterpillar Financial Services Corp	2.400	08/09/26	486,575
2,775,000		Caterpillar, Inc	3.400	05/15/24	2,912,084
500,000		Caterpillar, Inc	2.600	09/19/29	492,990
13

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$225,000	Caterpillar, Inc	5.200%	05/27/41	$276,027
2,363,000	Caterpillar, Inc	3.803	08/15/42	2,591,252
300,000	Caterpillar, Inc	4.300	05/15/44	320,147
750,000	Caterpillar, Inc	3.250	09/19/49	754,680
1,300,000	CNH Industrial Capital LLC	3.875	10/15/21	1,292,986
300,000	CNH Industrial Capital LLC	4.200	01/15/24	293,097
500,000	CNH Industrial NV	3.850	11/15/27	481,921
200,000	Crane Co	4.200	03/15/48	191,250
300,000	CRH America, Inc	5.750	01/15/21	308,392
200,000	Cummins, Inc	3.650	10/01/23	209,756
200,000	Cummins, Inc	4.875	10/01/43	236,457
200,000	Danaher Corp	3.350	09/15/25	209,094
200,000	Danaher Corp	4.375	09/15/45	216,944
350,000	Deere & Co	2.600	06/08/22	353,820
218,000	Deere & Co	5.375	10/16/29	262,972
1,025,000	Deere & Co	3.900	06/09/42	1,127,204
500,000	Deere & Co	2.875	09/07/49	466,663
825,000	Dover Corp	3.150	11/15/25	858,662
100,000	Dover Corp	2.950	11/04/29	99,739
100,000	Dover Corp	5.375	03/01/41	121,681
2,200,000	Eaton Corp	2.750	11/02/22	2,223,307
200,000	Eaton Corp	3.103	09/15/27	201,793
150,000	Eaton Corp	4.000	11/02/32	155,222
925,000	Eaton Corp	4.150	11/02/42	1,025,508
200,000	Eaton Corp	3.915	09/15/47	211,775
1,650,000	Embraer Netherlands Finance BV	5.400	02/01/27	1,453,666
350,000	Emerson Electric Co	2.625	02/15/23	353,639
200,000	Emerson Electric Co	3.150	06/01/25	203,912
200,000	Emerson Electric Co	5.250	11/15/39	239,065
200,000	FLIR Systems, Inc	3.125	06/15/21	200,206
150,000	Flowserve Corp	3.500	09/15/22	149,360
200,000	Flowserve Corp	4.000	11/15/23	199,913
500,000	Fortive Corp	2.350	06/15/21	486,053
875,000	Fortive Corp	3.150	06/15/26	876,827
250,000	Fortive Corp	4.300	06/15/46	253,690
1,325,000	General Dynamics Corp	3.000	05/11/21	1,338,872
325,000	General Dynamics Corp	2.250	11/15/22	326,824
825,000	General Dynamics Corp	3.375	05/15/23	864,607
300,000	General Dynamics Corp	1.875	08/15/23	296,380
1,200,000	General Dynamics Corp	2.375	11/15/24	1,233,181
975,000	General Dynamics Corp	3.500	05/15/25	1,039,031
750,000	General Dynamics Corp	3.750	05/15/28	798,100
225,000	General Dynamics Corp	3.600	11/15/42	240,473
532,000	General Electric Co	4.375	09/16/20	532,310
772,000	General Electric Co	4.625	01/07/21	779,153
86,000	General Electric Co	5.300	02/11/21	87,289
200,000	General Electric Co	4.650	10/17/21	203,890
919,000	General Electric Co	3.150	09/07/22	928,403
2,350,000	General Electric Co	2.700	10/09/22	2,311,431
300,000	General Electric Co	3.100	01/09/23	304,687
250,000	General Electric Co	3.375	03/11/24	254,869
5,503,000	General Electric Co	3.450	05/15/24	5,436,650
1,102,000	General Electric Co	6.750	03/15/32	1,335,748
250,000	General Electric Co	5.875	01/14/38	293,284
14

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		General Electric Co	6.875%	01/10/39	$124,758
2,875,000		General Electric Co	4.125	10/09/42	2,717,348
500,000	g	Huntington Ingalls Industries, Inc	3.844	05/01/25	514,823
400,000		Huntington Ingalls Industries, Inc	3.483	12/01/27	393,872
500,000	g	Huntington Ingalls Industries, Inc	4.200	05/01/30	517,663
100,000		IDEX Corp	4.500	12/15/20	101,594
200,000		IDEX Corp	4.200	12/15/21	203,357
1,000,000		Illinois Tool Works, Inc	2.650	11/15/26	1,011,186
200,000		Illinois Tool Works, Inc	4.875	09/15/41	230,450
1,000,000		Illinois Tool Works, Inc	3.900	09/01/42	1,077,125
300,000		Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	297,436
300,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	326,143
400,000		Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	406,010
200,000		Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	251,975
450,000		Ingersoll-Rand Global Holding Co Ltd	4.300	02/21/48	502,101
600,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	621,006
100,000		Ingersoll-Rand Luxembourg Finance S.A.	3.500	03/21/26	100,041
1,000,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	1,011,043
300,000		Ingersoll-Rand Luxembourg Finance S.A.	4.500	03/21/49	335,485
200,000		John Deere Capital Corp	2.350	01/08/21	200,320
1,175,000		John Deere Capital Corp	2.550	01/08/21	1,178,919
400,000		John Deere Capital Corp	2.800	03/04/21	403,169
500,000		John Deere Capital Corp	2.300	06/07/21	502,129
300,000		John Deere Capital Corp	3.125	09/10/21	304,690
200,000		John Deere Capital Corp	3.150	10/15/21	203,110
600,000		John Deere Capital Corp	2.650	01/06/22	605,722
500,000		John Deere Capital Corp	3.200	01/10/22	510,756
2,700,000		John Deere Capital Corp	2.950	04/01/22	2,757,240
200,000		John Deere Capital Corp	1.950	06/13/22	199,712
400,000		John Deere Capital Corp	2.150	09/08/22	392,329
200,000		John Deere Capital Corp	2.700	01/06/23	202,198
1,425,000		John Deere Capital Corp	2.800	03/06/23	1,460,238
250,000		John Deere Capital Corp	1.200	04/06/23	244,750
300,000		John Deere Capital Corp	3.450	06/07/23	315,906
200,000		John Deere Capital Corp	3.650	10/12/23	210,845
750,000		John Deere Capital Corp	3.450	01/10/24	790,937
500,000		John Deere Capital Corp	2.600	03/07/24	521,112
850,000		John Deere Capital Corp	2.650	06/24/24	836,845
500,000		John Deere Capital Corp	2.050	01/09/25	499,248
125,000		John Deere Capital Corp	3.400	09/11/25	132,387
500,000		John Deere Capital Corp	2.250	09/14/26	509,314
250,000		John Deere Capital Corp	1.750	03/09/27	240,528
200,000		John Deere Capital Corp	2.800	09/08/27	197,464
200,000		John Deere Capital Corp	3.050	01/06/28	207,098
500,000		John Deere Capital Corp	2.800	07/18/29	486,438
500,000		John Deere Capital Corp	2.450	01/09/30	505,349
474,000		Johnson Controls International plc	3.900	02/14/26	515,924
207,000		Johnson Controls International plc	6.000	01/15/36	243,150
35,000		Johnson Controls International plc	5.125	09/14/45	40,476
300,000		Johnson Controls International plc	4.500	02/15/47	323,707
280,000		Johnson Controls International plc (Step Bond)	3.625	07/02/24	280,973
325,000		Johnson Controls International plc (Step Bond)	4.625	07/02/44	317,555
72,000		Johnson Controls International plc (Step Bond)	4.950	07/02/64	83,933
15

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Kennametal, Inc	3.875%	02/15/22	$150,249
200,000		Kennametal, Inc	4.625	06/15/28	202,217
1,000,000		KLA Corp	3.300	03/01/50	952,972
125,000		KLA-Tencor Corp	4.650	11/01/24	133,444
300,000		KLA-Tencor Corp	4.100	03/15/29	326,912
500,000		KLA-Tencor Corp	5.000	03/15/49	594,802
1,000,000		Lam Research Corp	2.800	06/15/21	1,008,959
200,000		Lam Research Corp	3.800	03/15/25	206,005
150,000		Lam Research Corp	3.750	03/15/26	159,143
275,000		Lam Research Corp	4.000	03/15/29	312,261
825,000		Lam Research Corp	4.875	03/15/49	1,070,785
100,000		Legrand France S.A.	8.500	02/15/25	134,735
100,000		Lennox International, Inc	3.000	11/15/23	98,857
500,000		Lockheed Martin Corp	3.100	01/15/23	507,097
300,000		Lockheed Martin Corp	2.900	03/01/25	309,959
2,200,000		Lockheed Martin Corp	3.550	01/15/26	2,379,142
300,000		Lockheed Martin Corp	3.600	03/01/35	353,066
500,000		Lockheed Martin Corp	4.500	05/15/36	573,074
1,833,000		Lockheed Martin Corp	4.070	12/15/42	2,141,399
275,000		Lockheed Martin Corp	3.800	03/01/45	298,925
200,000		Lockheed Martin Corp	4.700	05/15/46	246,372
1,894,000		Lockheed Martin Corp	4.090	09/15/52	2,296,455
200,000		Mosaic Co	3.250	11/15/22	195,944
1,000,000		Mosaic Co	4.250	11/15/23	947,242
800,000		Mosaic Co	4.050	11/15/27	682,189
300,000		Mosaic Co	5.450	11/15/33	291,101
100,000		Mosaic Co	4.875	11/15/41	80,651
600,000		Mosaic Co	5.625	11/15/43	530,043
650,000		Northrop Grumman Corp	3.500	03/15/21	655,560
400,000		Northrop Grumman Corp	3.250	08/01/23	409,927
1,000,000		Northrop Grumman Corp	2.930	01/15/25	1,017,921
300,000		Northrop Grumman Corp	3.200	02/01/27	314,142
1,775,000		Northrop Grumman Corp	3.250	01/15/28	1,862,245
425,000		Northrop Grumman Corp	4.400	05/01/30	489,460
100,000		Northrop Grumman Corp	5.050	11/15/40	123,850
700,000		Northrop Grumman Corp	4.750	06/01/43	839,713
300,000		Northrop Grumman Corp	3.850	04/15/45	316,928
2,450,000		Northrop Grumman Corp	4.030	10/15/47	2,790,952
100,000		Oshkosh Corp	3.100	03/01/30	96,917
1,000,000	g	Otis Worldwide Corp	2.056	04/05/25	977,519
1,000,000	g	Otis Worldwide Corp	2.293	04/05/27	956,799
525,000	g	Otis Worldwide Corp	2.565	02/15/30	508,480
500,000	g	Otis Worldwide Corp	3.112	02/15/40	473,952
450,000	g	Otis Worldwide Corp	3.362	02/15/50	437,586
250,000		Parker-Hannifin Corp	3.500	09/15/22	252,978
200,000		Parker-Hannifin Corp	2.700	06/14/24	199,186
300,000		Parker-Hannifin Corp	3.300	11/21/24	309,036
650,000		Parker-Hannifin Corp	3.250	03/01/27	654,889
1,825,000		Parker-Hannifin Corp	3.250	06/14/29	1,841,556
200,000		Parker-Hannifin Corp	4.200	11/21/34	207,710
200,000		Parker-Hannifin Corp	4.450	11/21/44	210,491
750,000		Parker-Hannifin Corp	4.100	03/01/47	767,962
225,000		Parker-Hannifin Corp	4.000	06/14/49	234,331
1,150,000		Precision Castparts Corp	2.500	01/15/23	1,157,618
16

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$775,000	Precision Castparts Corp	3.250%	06/15/25	$824,110
400,000	Precision Castparts Corp	4.200	06/15/35	456,647
100,000	Precision Castparts Corp	3.900	01/15/43	102,899
3,875,000	Raytheon Co	2.500	12/15/22	3,964,848
300,000	Raytheon Co	3.150	12/15/24	311,999
200,000	Raytheon Co	7.200	08/15/27	245,596
100,000	Raytheon Co	4.700	12/15/41	116,741
150,000	Raytheon Co	4.200	12/15/44	168,517
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	296,989
400,000	Rockwell Automation, Inc	3.500	03/01/29	400,590
400,000	Rockwell Automation, Inc	4.200	03/01/49	439,043
625,000	Rockwell Collins, Inc	2.800	03/15/22	631,401
500,000	Rockwell Collins, Inc	3.200	03/15/24	515,847
1,325,000	Rockwell Collins, Inc	3.500	03/15/27	1,370,282
125,000	Rockwell Collins, Inc	4.800	12/15/43	144,797
700,000	Rockwell Collins, Inc	4.350	04/15/47	779,147
200,000	Roper Technologies, Inc	3.000	12/15/20	200,064
550,000	Roper Technologies, Inc	2.800	12/15/21	550,500
500,000	Roper Technologies, Inc	3.650	09/15/23	514,037
500,000	Roper Technologies, Inc	2.350	09/15/24	486,111
1,100,000	Roper Technologies, Inc	3.800	12/15/26	1,130,995
300,000	Roper Technologies, Inc	4.200	09/15/28	323,001
500,000	Roper Technologies, Inc	2.950	09/15/29	496,821
200,000	Snap-on, Inc	3.250	03/01/27	205,422
200,000	Snap-on, Inc	4.100	03/01/48	221,218
250,000	Spirit AeroSystems, Inc	3.950	06/15/23	216,774
200,000	Spirit AeroSystems, Inc	3.850	06/15/26	173,064
450,000	Spirit AeroSystems, Inc	4.600	06/15/28	386,950
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	248,502
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	599,968
500,000	Stanley Black & Decker, Inc	3.400	03/01/26	521,153
300,000	Stanley Black & Decker, Inc	4.250	11/15/28	320,105
1,000,000	Stanley Black & Decker, Inc	2.300	03/15/30	963,838
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	114,281
425,000	Stanley Black & Decker, Inc	4.850	11/15/48	453,153
450,000	Stanley Black & Decker, Inc	4.000	03/15/60	427,098
150,000	Textron, Inc	4.000	03/15/26	152,014
500,000	Textron, Inc	3.650	03/15/27	490,018
100,000	Textron, Inc	3.375	03/01/28	95,869
750,000	Textron, Inc	3.900	09/17/29	733,647
500,000	Textron, Inc	3.000	06/01/30	467,956
250,000	Timken Co	3.875	09/01/24	259,228
200,000	Timken Co	4.500	12/15/28	223,883
100,000	Trimble, Inc	4.150	06/15/23	101,176
625,000	Trimble, Inc	4.900	06/15/28	673,186
200,000	Tupperware Brands Corp	4.750	06/01/21	122,990
177,000	United Technologies Corp	3.650	08/16/23	186,102
1,250,000	United Technologies Corp	3.950	08/16/25	1,367,680
725,000	United Technologies Corp	3.125	05/04/27	740,392
2,550,000	United Technologies Corp	4.125	11/16/28	2,814,955
250,000	United Technologies Corp	6.125	07/15/38	361,597
750,000	United Technologies Corp	4.450	11/16/38	859,442
200,000	United Technologies Corp	5.700	04/15/40	257,389
17

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,150,000		United Technologies Corp	4.500%	06/01/42	$2,496,760
1,650,000		United Technologies Corp	4.150	05/15/45	1,832,561
3,325,000		United Technologies Corp	4.625	11/16/48	3,934,736
200,000		Valmont Industries, Inc	5.000	10/01/44	190,370
200,000		Valmont Industries, Inc	5.250	10/01/54	196,706
600,000		Wabtec Corp	4.400	03/15/24	596,177
300,000		Wabtec Corp	3.450	11/15/26	276,730
875,000		Wabtec Corp	4.950	09/15/28	804,772
750,000		WW Grainger, Inc	1.850	02/15/25	750,835
800,000		WW Grainger, Inc	4.600	06/15/45	955,765
200,000		WW Grainger, Inc	3.750	05/15/46	179,924
125,000		WW Grainger, Inc	4.200	05/15/47	141,228
300,000		Xylem, Inc	4.875	10/01/21	308,670
775,000		Xylem, Inc	3.250	11/01/26	820,382
100,000		Xylem, Inc	4.375	11/01/46	106,873
		TOTAL CAPITAL GOODS			181,182,709

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
225,000	g	Daimler Finance North America LLC	3.650	02/22/24	218,832
925,000		Daimler Finance North America LLC	8.500	01/18/31	1,231,615
300,000		eBay, Inc	2.875	08/01/21	297,219
175,000		eBay, Inc	3.800	03/09/22	177,490
1,025,000		eBay, Inc	2.600	07/15/22	1,027,611
375,000		eBay, Inc	2.750	01/30/23	367,755
400,000		eBay, Inc	3.450	08/01/24	403,989
750,000		eBay, Inc	1.900	03/11/25	706,617
1,200,000		eBay, Inc	3.600	06/05/27	1,235,905
750,000		eBay, Inc	2.700	03/11/30	679,015
200,000		eBay, Inc	4.000	07/15/42	187,855
675,000		Equifax, Inc	2.300	06/01/21	656,441
200,000		Equifax, Inc	3.600	08/15/21	199,468
200,000		Equifax, Inc	3.300	12/15/22	203,049
200,000		Equifax, Inc	3.950	06/15/23	202,195
750,000		Equifax, Inc	2.600	12/01/24	709,000
300,000		Fluor Corp	3.500	12/15/24	208,180
500,000		Fluor Corp	4.250	09/15/28	337,326
200,000		Fortune Brands Home & Security, Inc	3.000	06/15/20	199,580
600,000		Fortune Brands Home & Security, Inc	4.000	09/21/23	617,015
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	205,937
1,000,000		Fortune Brands Home & Security, Inc	3.250	09/15/29	956,145
900,000		Moody’s Corp	2.750	12/15/21	893,259
200,000		Moody’s Corp	2.625	01/15/23	201,064
500,000		Moody’s Corp	3.750	03/24/25	524,699
1,200,000		Moody’s Corp	3.250	01/15/28	1,216,166
300,000		Moody’s Corp	4.250	02/01/29	331,518
200,000		Moody’s Corp	5.250	07/15/44	245,846
300,000		Moody’s Corp	4.875	12/17/48	332,584
100,000		Partners Healthcare System, Inc	3.765	07/01/48	110,235
750,000		Partners Healthcare System, Inc	3.192	07/01/49	747,804
100,000		Partners Healthcare System, Inc	4.117	07/01/55	116,471
1,000,000		Partners Healthcare System, Inc	3.342	07/01/60	977,855
725,000		RELX Capital, Inc	3.500	03/16/23	754,815
625,000		RELX Capital, Inc	4.000	03/18/29	645,713
580,000		Republic Services, Inc	5.250	11/15/21	613,808
18

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Republic Services, Inc	3.550%	06/01/22	$256,474
750,000	Republic Services, Inc	3.200	03/15/25	771,169
900,000	Republic Services, Inc	2.900	07/01/26	909,702
100,000	Republic Services, Inc	3.375	11/15/27	101,606
500,000	Republic Services, Inc	2.300	03/01/30	477,423
1,000,000	Republic Services, Inc	3.050	03/01/50	883,174
300,000	Steelcase, Inc	5.125	01/18/29	361,238
600,000	Thomson Reuters Corp	4.300	11/23/23	606,512
1,200,000	Thomson Reuters Corp	3.350	05/15/26	1,200,869
145,000	Thomson Reuters Corp	5.850	04/15/40	171,469
200,000	Thomson Reuters Corp	5.650	11/23/43	224,535
425,000	VEREIT Operating Partnership LP	4.875	06/01/26	409,421
650,000	VEREIT Operating Partnership LP	3.950	08/15/27	617,698
500,000	VEREIT Operating Partnership LP	3.100	12/15/29	432,225
1,700,000	Visa, Inc	2.200	12/14/20	1,708,645
450,000	Visa, Inc	2.150	09/15/22	460,265
1,025,000	Visa, Inc	2.800	12/14/22	1,066,123
3,725,000	Visa, Inc	3.150	12/14/25	4,057,915
700,000	Visa, Inc	2.750	09/15/27	720,247
475,000	Visa, Inc	2.050	04/15/30	474,311
250,000	Visa, Inc	4.150	12/14/35	313,023
150,000	Visa, Inc	2.700	04/15/40	148,896
2,325,000	Visa, Inc	4.300	12/14/45	2,931,809
1,125,000	Visa, Inc	3.650	09/15/47	1,280,923
750,000	Waste Connections, Inc	3.500	05/01/29	759,617
500,000	Waste Connections, Inc	2.600	02/01/30	466,108
500,000	Waste Connections, Inc	3.050	04/01/50	445,859
310,000	Waste Management, Inc	4.600	03/01/21	308,366
850,000	Waste Management, Inc	2.900	09/15/22	853,575
100,000	Waste Management, Inc	2.400	05/15/23	98,329
1,000,000	Waste Management, Inc	3.500	05/15/24	1,038,878
400,000	Waste Management, Inc	2.950	06/15/24	406,721
1,000,000	Waste Management, Inc	3.200	06/15/26	1,040,736
1,225,000	Waste Management, Inc	3.150	11/15/27	1,265,525
500,000	Waste Management, Inc	3.450	06/15/29	535,061
234,000	Waste Management, Inc	3.900	03/01/35	267,377
200,000	Waste Management, Inc	4.000	07/15/39	217,272
325,000	Waste Management, Inc	4.100	03/01/45	360,507
900,000	Waste Management, Inc	4.150	07/15/49	1,034,992
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			48,424,671

CONSUMER DURABLES & APPAREL - 0.1%
300,000	Coach, Inc	3.000	07/15/22	290,019
700,000	Coach, Inc	4.125	07/15/27	596,691
200,000	DR Horton, Inc	2.550	12/01/20	197,218
500,000	DR Horton, Inc	4.375	09/15/22	509,264
750,000	DR Horton, Inc	2.500	10/15/24	700,706
200,000	Hasbro, Inc	3.150	05/15/21	196,223
750,000	Hasbro, Inc	3.550	11/19/26	715,650
775,000	Hasbro, Inc	3.500	09/15/27	713,440
1,000,000	Hasbro, Inc	3.900	11/19/29	900,670
100,000	Hasbro, Inc	6.350	03/15/40	95,459
200,000	Hasbro, Inc	5.100	05/15/44	166,870
19

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Leggett & Platt, Inc	3.400%	08/15/22	$208,142
475,000	Leggett & Platt, Inc	3.500	11/15/27	459,674
350,000	Leggett & Platt, Inc	4.400	03/15/29	361,317
1,000,000	Masco Corp	4.450	04/01/25	1,021,445
200,000	Masco Corp	3.500	11/15/27	184,997
700,000	Masco Corp	4.500	05/15/47	610,335
100,000	Mohawk Industries, Inc	3.850	02/01/23	101,666
300,000	NIKE, Inc	2.250	05/01/23	303,298
650,000	NIKE, Inc	2.375	11/01/26	661,216
300,000	NIKE, Inc	3.625	05/01/43	327,733
825,000	NIKE, Inc	3.875	11/01/45	975,372
200,000	NIKE, Inc	3.375	11/01/46	207,692
150,000	NVR, Inc	3.950	09/15/22	150,020
200,000	Ralph Lauren Corp	2.625	08/18/20	200,191
200,000	Ralph Lauren Corp	3.750	09/15/25	208,115
150,000	Whirlpool Corp	4.700	06/01/22	157,497
100,000	Whirlpool Corp	3.700	03/01/23	100,607
100,000	Whirlpool Corp	4.000	03/01/24	101,182
925,000	Whirlpool Corp	4.750	02/26/29	954,882
200,000	Whirlpool Corp	4.500	06/01/46	190,971
	TOTAL CONSUMER DURABLES & APPAREL			12,568,562

CONSUMER SERVICES - 0.5%
13,300,000	Anheuser-Busch Cos LLC	3.650	02/01/26	13,968,331
3,150,000	Anheuser-Busch Cos LLC	4.700	02/01/36	3,290,536
11,075,000	Anheuser-Busch Cos LLC	4.900	02/01/46	12,088,441
300,000	Board of Trustees of The Leland Stanford Junior University	3.647	05/01/48	339,494
100,000	Children’s Hospital Corp	4.115	01/01/47	122,783
500,000	Choice Hotels International, Inc	3.700	12/01/29	400,000
600,000	Cintas Corp No 2	2.900	04/01/22	599,986
675,000	Cintas Corp No 2	3.700	04/01/27	691,974
500,000	CommonSpirit Health	2.950	11/01/22	488,131
750,000	CommonSpirit Health	2.760	10/01/24	749,233
1,000,000	CommonSpirit Health	3.347	10/01/29	940,674
300,000	CommonSpirit Health	4.350	11/01/42	294,014
750,000	CommonSpirit Health	3.817	10/01/49	774,059
715,000	CommonSpirit Health	4.187	10/01/49	672,516
200,000	Darden Restaurants, Inc	3.850	05/01/27	183,406
300,000	Darden Restaurants, Inc	4.550	02/15/48	233,664
250,000	GLP Capital LP	3.350	09/01/24	221,250
1,300,000	GLP Capital LP	5.250	06/01/25	1,202,500
150,000	GLP Capital LP	5.375	04/15/26	132,960
750,000	GLP Capital LP	5.750	06/01/28	662,775
200,000	GLP Capital LP	5.300	01/15/29	171,040
500,000	GLP Capital LP	4.000	01/15/30	420,400
200,000	Hyatt Hotels Corp	3.375	07/15/23	184,334
100,000	Hyatt Hotels Corp	4.850	03/15/26	98,855
200,000	Hyatt Hotels Corp	4.375	09/15/28	182,732
750,000	Johns Hopkins University	2.813	01/01/60	678,327
1,000,000	Las Vegas Sands Corp	3.200	08/08/24	900,408
500,000	Las Vegas Sands Corp	2.900	06/25/25	447,684
625,000	Las Vegas Sands Corp	3.500	08/18/26	571,799
750,000	Las Vegas Sands Corp	3.900	08/08/29	648,809
20

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Marriott International, Inc	3.375%	10/15/20	$192,582
300,000	Marriott International, Inc	2.875	03/01/21	280,816
200,000	Marriott International, Inc	3.125	10/15/21	179,515
300,000	Marriott International, Inc	2.125	10/03/22	269,934
300,000	Marriott International, Inc	4.150	12/01/23	274,810
300,000	Marriott International, Inc	3.600	04/15/24	278,935
1,250,000	Marriott International, Inc	4.000	04/15/28	1,156,606
300,000	Marriott International, Inc	4.650	12/01/28	263,987
750,000	Massachusetts Institute of Technology	5.600	07/01/11	1,227,662
200,000	Massachusetts Institute of Technology	4.678	07/01/14	274,656
300,000	Massachusetts Institute of Technology	3.885	07/01/16	345,610
650,000	McDonald’s Corp	3.350	04/01/23	671,465
150,000	McDonald’s Corp	1.450	09/01/25	142,507
2,950,000	McDonald’s Corp	3.700	01/30/26	3,088,979
300,000	McDonald’s Corp	3.500	03/01/27	312,283
775,000	McDonald’s Corp	3.800	04/01/28	821,329
1,250,000	McDonald’s Corp	2.625	09/01/29	1,204,299
500,000	McDonald’s Corp	2.125	03/01/30	465,835
2,225,000	McDonald’s Corp	4.700	12/09/35	2,514,208
250,000	McDonald’s Corp	6.300	10/15/37	318,584
100,000	McDonald’s Corp	6.300	03/01/38	137,021
250,000	McDonald’s Corp	4.600	05/26/45	286,741
1,275,000	McDonald’s Corp	4.875	12/09/45	1,493,297
725,000	McDonald’s Corp	4.450	03/01/47	785,182
625,000	McDonald’s Corp	4.450	09/01/48	695,367
1,825,000	McDonald’s Corp	3.625	09/01/49	1,848,937
200,000	Northwestern University	3.688	12/01/38	215,270
200,000	Northwestern University	3.868	12/01/48	230,283
200,000	Northwestern University	3.662	12/01/57	207,909
750,000	President and Fellows of Harvard College	3.619	10/01/37	804,834
200,000	President and Fellows of Harvard College	3.150	07/15/46	201,421
200,000	President and Fellows of Harvard College	3.300	07/15/56	215,164
1,250,000	Sands China Ltd	4.600	08/08/23	1,278,112
1,300,000	Sands China Ltd	5.125	08/08/25	1,222,000
1,100,000	Sands China Ltd	5.400	08/08/28	1,030,711
200,000	Starbucks Corp	2.100	02/04/21	200,130
200,000	Starbucks Corp	2.700	06/15/22	204,515
525,000	Starbucks Corp	3.850	10/01/23	552,045
175,000	Starbucks Corp	2.450	06/15/26	175,334
500,000	Starbucks Corp	2.000	03/12/27	472,071
750,000	Starbucks Corp	3.500	03/01/28	766,150
650,000	Starbucks Corp	4.000	11/15/28	674,347
750,000	Starbucks Corp	3.550	08/15/29	787,107
500,000	Starbucks Corp	2.250	03/12/30	466,545
200,000	Starbucks Corp	4.300	06/15/45	211,778
200,000	Starbucks Corp	3.750	12/01/47	192,802
650,000	Starbucks Corp	4.500	11/15/48	734,253
1,000,000	Starbucks Corp	4.450	08/15/49	1,142,826
500,000	Starbucks Corp	3.350	03/12/50	456,624
200,000	Trinity Acquisition plc	3.500	09/15/21	192,799
200,000	Trinity Acquisition plc	4.400	03/15/26	208,392
500,000	Trustees of Boston College	3.129	07/01/52	522,855
100,000	Trustees of Boston University	4.061	10/01/48	121,168
21

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Trustees of Dartmouth College	3.474%	06/01/46	$216,925
500,000	Trustees of the University of Pennsylvania	3.610	02/15/19	506,137
200,000	Wesleyan University	4.781	07/01/16	241,967
	TOTAL CONSUMER SERVICES			76,344,736

DIVERSIFIED FINANCIALS - 2.9%
4,083,000	AerCap Ireland Capital DAC	5.000	10/01/21	3,662,622
300,000	AerCap Ireland Capital DAC	4.450	12/16/21	267,408
800,000	AerCap Ireland Capital DAC	3.950	02/01/22	696,895
200,000	AerCap Ireland Capital DAC	3.300	01/23/23	165,999
300,000	AerCap Ireland Capital DAC	4.125	07/03/23	254,828
600,000	AerCap Ireland Capital DAC	4.875	01/16/24	514,149
750,000	AerCap Ireland Capital DAC	2.875	08/14/24	604,680
1,675,000	AerCap Ireland Capital DAC	3.500	01/15/25	1,423,050
300,000	AerCap Ireland Capital DAC	4.450	10/01/25	264,171
500,000	AerCap Ireland Capital DAC	4.450	04/03/26	428,736
250,000	AerCap Ireland Capital DAC	3.650	07/21/27	193,748
200,000	AerCap Ireland Capital DAC	3.875	01/23/28	152,501
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	213,803
20,000	Ahold Finance USA LLC	6.875	05/01/29	27,743
1,000,000	Ally Financial, Inc	4.125	02/13/22	981,980
1,600,000	Ally Financial, Inc	5.125	09/30/24	1,559,184
2,000,000	Ally Financial, Inc	8.000	11/01/31	2,299,000
350,000	American Express Co	3.000	02/22/21	352,324
1,000,000	American Express Co	3.375	05/17/21	1,011,569
200,000	American Express Co	3.700	11/05/21	206,259
1,050,000	American Express Co	2.500	08/01/22	1,068,147
175,000	American Express Co	2.650	12/02/22	177,024
5,000,000	American Express Co	3.400	02/27/23	5,179,602
2,000,000	American Express Co	3.700	08/03/23	2,101,213
750,000	American Express Co	3.000	10/30/24	773,732
1,000,000	American Express Co	4.200	11/06/25	1,104,489
1,000,000	American Express Co	3.125	05/20/26	1,036,298
525,000	American Express Co	4.050	12/03/42	625,474
1,050,000	American Express Credit Corp	2.700	03/03/22	1,058,586
675,000	American Honda Finance Corp	2.650	02/12/21	674,889
450,000	American Honda Finance Corp	1.650	07/12/21	444,752
375,000	American Honda Finance Corp	1.700	09/09/21	368,864
950,000	American Honda Finance Corp	3.375	12/10/21	955,927
1,000,000	American Honda Finance Corp	1.950	05/20/22	985,177
325,000	American Honda Finance Corp	2.050	01/10/23	320,057
300,000	American Honda Finance Corp	3.450	07/14/23	303,713
500,000	American Honda Finance Corp	3.625	10/10/23	511,970
300,000	American Honda Finance Corp	3.550	01/12/24	309,109
200,000	American Honda Finance Corp	2.900	02/16/24	201,119
1,000,000	American Honda Finance Corp	2.400	06/27/24	986,073
500,000	American Honda Finance Corp	2.150	09/10/24	488,100
100,000	American Honda Finance Corp	2.300	09/09/26	95,774
1,000,000	American Honda Finance Corp	2.350	01/08/27	944,969
500,000	American Honda Finance Corp	3.500	02/15/28	495,526
150,000	Ameriprise Financial, Inc	3.000	03/22/22	151,843
875,000	Ameriprise Financial, Inc	4.000	10/15/23	929,127
300,000	Ameriprise Financial, Inc	3.700	10/15/24	311,332
125,000	Ameriprise Financial, Inc	3.000	04/02/25	124,471
22

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Ameriprise Financial, Inc	2.875%	09/15/26	$200,688
200,000	Ares Capital Corp	3.625	01/19/22	186,281
600,000	Ares Capital Corp	3.500	02/10/23	532,276
850,000	Ares Capital Corp	4.200	06/10/24	753,595
500,000	Ares Capital Corp	4.250	03/01/25	433,921
500,000	Ares Capital Corp	3.250	07/15/25	396,902
1,000,000	Australia & New Zealand Banking Group Ltd	3.300	05/17/21	1,009,179
750,000	Australia & New Zealand Banking Group Ltd	2.300	06/01/21	753,622
750,000	Australia & New Zealand Banking Group Ltd	2.550	11/23/21	752,010
300,000	Australia & New Zealand Banking Group Ltd	2.625	05/19/22	304,348
550,000	Australia & New Zealand Banking Group Ltd	2.625	11/09/22	558,657
1,000,000	Australia & New Zealand Banking Group Ltd	2.050	11/21/22	1,001,488
525,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	548,620
350,000	AXA Equitable Holdings, Inc	3.900	04/20/23	348,747
1,375,000	AXA Equitable Holdings, Inc	4.350	04/20/28	1,338,022
975,000	AXA Equitable Holdings, Inc	5.000	04/20/48	921,191
975,000	Bank of Montreal	3.100	04/13/21	985,806
1,000,000	Bank of Montreal	1.900	08/27/21	1,002,415
1,500,000	Bank of Montreal	2.900	03/26/22	1,518,876
850,000	Bank of Montreal	2.350	09/11/22	859,858
1,000,000	Bank of Montreal	2.050	11/01/22	1,000,226
350,000	Bank of Montreal	2.550	11/06/22	356,055
1,425,000	Bank of Montreal	3.300	02/05/24	1,488,010
1,000,000	Bank of Montreal	2.500	06/28/24	977,395
750,000	Bank of Montreal	4.338	10/05/28	770,594
425,000	Bank of Montreal	3.803	12/15/32	412,805
750,000	Bank of Montreal	4.800	N/A‡	615,000
675,000	Bank of New York Mellon Corp	2.500	04/15/21	674,605
300,000	Bank of New York Mellon Corp	2.050	05/03/21	301,357
500,000	Bank of New York Mellon Corp	3.550	09/23/21	510,353
925,000	Bank of New York Mellon Corp	2.600	02/07/22	932,579
375,000	Bank of New York Mellon Corp	1.950	08/23/22	377,029
750,000	Bank of New York Mellon Corp	1.850	01/27/23	753,214
2,625,000	Bank of New York Mellon Corp	2.950	01/29/23	2,683,485
1,025,000	Bank of New York Mellon Corp	3.500	04/28/23	1,070,171
825,000	Bank of New York Mellon Corp	2.200	08/16/23	832,151
350,000	Bank of New York Mellon Corp	3.650	02/04/24	372,811
800,000	Bank of New York Mellon Corp	3.250	09/11/24	832,500
1,750,000	Bank of New York Mellon Corp	2.100	10/24/24	1,780,863
500,000	Bank of New York Mellon Corp	3.000	02/24/25	526,755
500,000	Bank of New York Mellon Corp	2.800	05/04/26	512,768
500,000	Bank of New York Mellon Corp	2.450	08/17/26	501,705
800,000	Bank of New York Mellon Corp	3.250	05/16/27	836,094
1,000,000	Bank of New York Mellon Corp	3.400	01/29/28	1,037,456
600,000	Bank of New York Mellon Corp	3.850	04/28/28	670,123
400,000	Bank of New York Mellon Corp	3.300	08/23/29	409,977
750,000	Berkshire Hathaway, Inc	2.200	03/15/21	755,207
1,325,000	Berkshire Hathaway, Inc	2.750	03/15/23	1,379,142
4,400,000	Berkshire Hathaway, Inc	3.125	03/15/26	4,714,358
800,000	Berkshire Hathaway, Inc	4.500	02/11/43	988,080
250,000	BGC Partners, Inc	5.375	07/24/23	249,755
500,000	BGC Partners, Inc	3.750	10/01/24	447,274
5,325,000	BlackRock, Inc	3.375	06/01/22	5,495,267
23

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	BlackRock, Inc	3.500%	03/18/24	$537,778
850,000	BlackRock, Inc	3.250	04/30/29	897,726
200,000	Block Financial LLC	5.500	11/01/22	201,083
200,000	Block Financial LLC	5.250	10/01/25	202,462
700,000	BNP Paribas S.A.	5.000	01/15/21	713,698
675,000	BNP Paribas S.A.	3.250	03/03/23	689,479
1,350,000	BNP Paribas S.A.	4.250	10/15/24	1,392,287
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	200,697
350,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	352,770
1,000,000	Broadridge Financial Solutions, Inc	2.900	12/01/29	939,880
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	303,772
1,000,000	Brookfield Finance LLC	3.450	04/15/50	800,305
550,000	Brookfield Finance, Inc	4.000	04/01/24	555,881
200,000	Brookfield Finance, Inc	4.250	06/02/26	209,775
300,000	Brookfield Finance, Inc	3.900	01/25/28	308,048
600,000	Brookfield Finance, Inc	4.850	03/29/29	637,181
725,000	Brookfield Finance, Inc	4.700	09/20/47	681,577
275,000	Capital One Bank USA NA	3.375	02/15/23	269,046
1,500,000	Capital One Bank USA NA	2.280	01/28/26	1,358,369
2,250,000	Capital One Financial Corp	3.050	03/09/22	2,246,560
1,925,000	Capital One Financial Corp	3.200	01/30/23	1,902,600
150,000	Capital One Financial Corp	3.500	06/15/23	149,112
300,000	Capital One Financial Corp	3.900	01/29/24	300,845
750,000	Capital One Financial Corp	3.300	10/30/24	738,719
125,000	Capital One Financial Corp	3.200	02/05/25	122,584
625,000	Capital One Financial Corp	4.250	04/30/25	640,440
850,000	Capital One Financial Corp	4.200	10/29/25	847,013
700,000	Capital One Financial Corp	3.750	07/28/26	660,892
1,075,000	Capital One Financial Corp	3.750	03/09/27	1,052,327
2,700,000	Capital One Financial Corp	3.800	01/31/28	2,668,496
450,000	CBOE Holdings, Inc	3.650	01/12/27	471,569
500,000	Celanese US Holdings LLC	4.625	11/15/22	486,678
200,000	Celanese US Holdings LLC	3.500	05/08/24	189,377
750,000	Charles Schwab Corp	3.250	05/21/21	755,527
425,000	Charles Schwab Corp	2.650	01/25/23	431,122
300,000	Charles Schwab Corp	3.550	02/01/24	315,084
200,000	Charles Schwab Corp	3.000	03/10/25	206,643
1,250,000	Charles Schwab Corp	3.850	05/21/25	1,327,059
500,000	Charles Schwab Corp	3.200	03/02/27	506,363
200,000	Charles Schwab Corp	3.200	01/25/28	202,571
300,000	Charles Schwab Corp	4.000	02/01/29	319,501
1,000,000	Charles Schwab Corp	3.250	05/22/29	988,997
350,000	CME Group, Inc	3.000	09/15/22	355,119
475,000	CME Group, Inc	3.000	03/15/25	490,193
500,000	CME Group, Inc	3.750	06/15/28	558,007
400,000	CME Group, Inc	5.300	09/15/43	537,571
500,000	CME Group, Inc	4.150	06/15/48	635,801
2,000,000	Credit Suisse AG.	2.100	11/12/21	1,990,933
2,900,000	Credit Suisse AG.	3.625	09/09/24	3,063,261
750,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	749,254
2,650,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	2,666,763
1,000,000	Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	1,016,688
1,275,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	1,304,004
2,300,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,324,008
24

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,750,000	Credit Suisse Group Funding Guernsey Ltd	4.550%	04/17/26	$2,904,026
1,250,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,515,132
500,000	Deutsche Bank AG.	2.700	07/13/20	490,185
2,300,000	Deutsche Bank AG.	3.125	01/13/21	2,250,528
2,000,000	Deutsche Bank AG.	3.150	01/22/21	1,953,903
500,000	Deutsche Bank AG.	4.250	02/04/21	480,141
500,000	Deutsche Bank AG.	3.375	05/12/21	473,654
1,675,000	Deutsche Bank AG.	5.000	02/14/22	1,651,819
400,000	Deutsche Bank AG.	3.300	11/16/22	374,671
750,000	Deutsche Bank AG.	3.950	02/27/23	744,947
525,000	Deutsche Bank AG.	3.700	05/30/24	492,215
1,000,000	Deutsche Bank AG.	3.961	11/26/25	924,961
1,800,000	Deutsche Bank AG.	4.100	01/13/26	1,642,142
2,575,000	Diageo Investment Corp	2.875	05/11/22	2,595,479
100,000	Diageo Investment Corp	4.250	05/11/42	107,172
100,000	Discover Financial Services	5.200	04/27/22	103,863
700,000	Discover Financial Services	3.950	11/06/24	712,370
200,000	Discover Financial Services	4.500	01/30/26	204,036
350,000	Discover Financial Services	4.100	02/09/27	336,679
475,000	E*TRADE Financial Corp	2.950	08/24/22	468,093
200,000	E*TRADE Financial Corp	3.800	08/24/27	201,941
300,000	E*TRADE Financial Corp	4.500	06/20/28	311,773
300,000	Eaton Vance Corp	3.625	06/15/23	309,687
200,000	Eaton Vance Corp	3.500	04/06/27	205,582
150,000	Franklin Resources, Inc	2.800	09/15/22	147,325
200,000	Franklin Resources, Inc	2.850	03/30/25	201,364
750,000	FS KKR Capital Corp	4.125	02/01/25	609,995
2,852,000	GE Capital International Funding Co	2.342	11/15/20	2,835,858
5,768,000	GE Capital International Funding Co	3.373	11/15/25	5,797,883
8,444,000	GE Capital International Funding Co	4.418	11/15/35	9,122,648
2,000,000	General Motors Financial Co, Inc	3.550	04/09/21	1,916,331
875,000	General Motors Financial Co, Inc	3.200	07/06/21	835,546
575,000	General Motors Financial Co, Inc	4.200	11/06/21	546,687
1,000,000	General Motors Financial Co, Inc	3.450	01/14/22	934,992
2,700,000	General Motors Financial Co, Inc	3.450	04/10/22	2,493,731
525,000	General Motors Financial Co, Inc	3.150	06/30/22	473,932
850,000	General Motors Financial Co, Inc	3.550	07/08/22	785,289
300,000	General Motors Financial Co, Inc	3.250	01/05/23	277,510
1,125,000	General Motors Financial Co, Inc	3.700	05/09/23	1,011,848
725,000	General Motors Financial Co, Inc	4.150	06/19/23	659,407
650,000	General Motors Financial Co, Inc	5.100	01/17/24	598,613
725,000	General Motors Financial Co, Inc	3.950	04/13/24	657,086
1,500,000	General Motors Financial Co, Inc	3.500	11/07/24	1,319,997
125,000	General Motors Financial Co, Inc	4.000	01/15/25	111,093
1,000,000	General Motors Financial Co, Inc	2.900	02/26/25	864,311
5,175,000	General Motors Financial Co, Inc	4.350	04/09/25	4,636,225
450,000	General Motors Financial Co, Inc	4.300	07/13/25	413,288
275,000	General Motors Financial Co, Inc	5.250	03/01/26	242,729
525,000	General Motors Financial Co, Inc	4.000	10/06/26	446,192
1,400,000	General Motors Financial Co, Inc	4.350	01/17/27	1,156,492
1,100,000	General Motors Financial Co, Inc	3.850	01/05/28	883,409
2,400,000	General Motors Financial Co, Inc	5.650	01/17/29	2,149,853
500,000	Goldman Sachs BDC, Inc	3.750	02/10/25	463,541
25

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Goldman Sachs Group, Inc	2.600%	12/27/20	$500,025
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,351,430
675,000	Goldman Sachs Group, Inc	2.350	11/15/21	674,052
5,625,000	Goldman Sachs Group, Inc	5.750	01/24/22	5,968,239
1,350,000	Goldman Sachs Group, Inc	3.000	04/26/22	1,359,734
2,275,000	Goldman Sachs Group, Inc	3.625	01/22/23	2,348,531
5,425,000	Goldman Sachs Group, Inc	3.200	02/23/23	5,535,787
2,575,000	Goldman Sachs Group, Inc	3.625	02/20/24	2,664,312
2,025,000	Goldman Sachs Group, Inc	4.000	03/03/24	2,123,576
425,000	Goldman Sachs Group, Inc	3.850	07/08/24	444,189
600,000	Goldman Sachs Group, Inc	3.500	01/23/25	615,097
250,000	Goldman Sachs Group, Inc	3.500	04/01/25	253,510
1,100,000	Goldman Sachs Group, Inc	3.750	05/22/25	1,138,864
2,375,000	Goldman Sachs Group, Inc	3.272	09/29/25	2,421,964
575,000	Goldman Sachs Group, Inc	4.250	10/21/25	604,509
1,125,000	Goldman Sachs Group, Inc	3.750	02/25/26	1,171,809
425,000	Goldman Sachs Group, Inc	3.500	11/16/26	434,409
125,000	Goldman Sachs Group, Inc	5.950	01/15/27	141,350
3,950,000	Goldman Sachs Group, Inc	3.850	01/26/27	4,064,502
4,475,000	Goldman Sachs Group, Inc	3.691	06/05/28	4,598,733
8,525,000	Goldman Sachs Group, Inc	3.814	04/23/29	8,813,150
550,000	Goldman Sachs Group, Inc	4.223	05/01/29	587,254
2,500,000	Goldman Sachs Group, Inc	2.600	02/07/30	2,348,898
900,000	Goldman Sachs Group, Inc	6.750	10/01/37	1,210,347
925,000	Goldman Sachs Group, Inc	4.017	10/31/38	928,870
4,525,000	Goldman Sachs Group, Inc	4.411	04/23/39	4,927,766
2,475,000	Goldman Sachs Group, Inc	6.250	02/01/41	3,426,014
1,225,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,443,361
1,650,000	Goldman Sachs Group, Inc	5.150	05/22/45	1,951,038
200,000	Goldman Sachs Group, Inc	4.750	10/21/45	238,930
500,000	IBM Credit LLC	1.800	01/20/21	497,251
1,140,000	IBM Credit LLC	2.650	02/05/21	1,142,573
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	500,625
300,000	Intercontinental Exchange, Inc	2.350	09/15/22	299,974
300,000	Intercontinental Exchange, Inc	3.450	09/21/23	308,918
350,000	Intercontinental Exchange, Inc	4.000	10/15/23	378,865
825,000	Intercontinental Exchange, Inc	3.750	12/01/25	871,522
1,000,000	Intercontinental Exchange, Inc	3.100	09/15/27	1,015,661
500,000	Intercontinental Exchange, Inc	3.750	09/21/28	531,935
575,000	Intercontinental Exchange, Inc	4.250	09/21/48	666,281
600,000	International Lease Finance Corp	5.875	08/15/22	536,384
125,000	Invesco Finance plc	3.125	11/30/22	124,839
200,000	Invesco Finance plc	4.000	01/30/24	204,770
800,000	Invesco Finance plc	3.750	01/15/26	860,138
200,000	Invesco Finance plc	5.375	11/30/43	267,574
300,000	Janus Capital Group, Inc	4.875	08/01/25	304,680
500,000	Jefferies Group LLC	6.875	04/15/21	503,429
1,000,000	Jefferies Group LLC	4.850	01/15/27	990,694
600,000	Jefferies Group LLC	6.450	06/08/27	613,231
1,000,000	Jefferies Group LLC	4.150	01/23/30	957,383
150,000	Lazard Group LLC	3.750	02/13/25	147,960
200,000	Lazard Group LLC	3.625	03/01/27	200,634
325,000	Lazard Group LLC	4.500	09/19/28	326,148
425,000	Lazard Group LLC	4.375	03/11/29	430,019
26

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Legg Mason, Inc	5.625%	01/15/44	$425,332
125,000		Morgan Stanley	2.500	04/21/21	124,912
1,200,000		Morgan Stanley	5.500	07/28/21	1,245,768
1,675,000		Morgan Stanley	2.625	11/17/21	1,677,280
4,275,000		Morgan Stanley	2.750	05/19/22	4,320,298
2,850,000		Morgan Stanley	4.875	11/01/22	2,992,214
5,025,000		Morgan Stanley	3.125	01/23/23	5,139,374
475,000		Morgan Stanley	3.750	02/25/23	494,959
3,175,000		Morgan Stanley	4.100	05/22/23	3,288,254
5,350,000		Morgan Stanley	3.737	04/24/24	5,508,456
1,525,000		Morgan Stanley	3.875	04/29/24	1,600,115
4,092,000		Morgan Stanley	3.700	10/23/24	4,323,257
1,025,000		Morgan Stanley	2.720	07/22/25	1,037,688
500,000		Morgan Stanley	4.000	07/23/25	535,121
950,000		Morgan Stanley	5.000	11/24/25	1,050,123
575,000		Morgan Stanley	3.875	01/27/26	620,542
500,000		Morgan Stanley	3.125	07/27/26	516,846
400,000		Morgan Stanley	4.350	09/08/26	431,047
2,750,000		Morgan Stanley	3.625	01/20/27	2,906,890
1,975,000		Morgan Stanley	3.950	04/23/27	2,057,659
1,575,000		Morgan Stanley	3.591	07/22/28	1,650,726
4,850,000		Morgan Stanley	3.772	01/24/29	5,117,633
3,475,000		Morgan Stanley	4.431	01/23/30	3,862,185
5,000,000		Morgan Stanley	2.699	01/22/31	4,892,822
500,000		Morgan Stanley	3.622	04/01/31	520,369
150,000		Morgan Stanley	7.250	04/01/32	214,701
725,000		Morgan Stanley	3.971	07/22/38	796,735
2,675,000		Morgan Stanley	4.457	04/22/39	3,036,614
275,000		Morgan Stanley	6.375	07/24/42	392,674
175,000		Morgan Stanley	4.300	01/27/45	211,672
3,200,000		Morgan Stanley	4.375	01/22/47	3,894,661
250,000		NASDAQ, Inc	4.250	06/01/24	261,445
400,000		NASDAQ, Inc	3.850	06/30/26	412,867
500,000		National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	500,203
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	348,341
500,000		National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	489,020
500,000		National Rural Utilities Cooperative Finance Corp	2.300	09/15/22	495,498
200,000		National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	201,833
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	210,858
300,000		National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	314,872
400,000		National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	402,912
200,000		National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	218,420
1,000,000		National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	1,036,434
200,000		National Rural Utilities Cooperative Finance Corp	3.900	11/01/28	195,003
300,000		National Rural Utilities Cooperative Finance Corp	3.700	03/15/29	338,356
1,000,000		National Rural Utilities Cooperative Finance Corp	2.400	03/15/30	998,595
500,000		National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	497,860
200,000		National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	189,927
200,000		National Rural Utilities Cooperative Finance Corp	4.400	11/01/48	230,458
550,000		National Rural Utilities Cooperative Finance Corp	4.300	03/15/49	639,335
300,000	j	Navient Solutions LLC	0.000	10/03/22	289,048
1,500,000		Nomura Holdings, Inc	2.648	01/16/25	1,468,252
1,500,000		Nomura Holdings, Inc	3.103	01/16/30	1,410,860
27

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,550,000		Oesterreichische Kontrollbank AG.	1.500%	10/21/20	$1,556,514
375,000		Oesterreichische Kontrollbank AG.	2.875	09/07/21	386,882
500,000		Oesterreichische Kontrollbank AG.	2.375	10/01/21	512,927
750,000		Oesterreichische Kontrollbank AG.	2.625	01/31/22	776,789
1,200,000		Oesterreichische Kontrollbank AG.	1.625	09/17/22	1,228,797
750,000		Oesterreichische Kontrollbank AG.	2.875	03/13/23	796,641
1,350,000		Oesterreichische Kontrollbank AG.	3.125	11/07/23	1,463,410
1,500,000		Oesterreichische Kontrollbank AG.	1.500	02/12/25	1,554,958
475,000		ORIX Corp	2.900	07/18/22	487,831
500,000		ORIX Corp	4.050	01/16/24	520,222
500,000		ORIX Corp	3.250	12/04/24	525,337
200,000		ORIX Corp	3.700	07/18/27	211,311
500,000		Owl Rock Capital Corp	4.000	03/30/25	385,599
500,000		Owl Rock Capital Corp	3.750	07/22/25	414,832
200,000		PACCAR Financial Corp	3.150	08/09/21	197,683
300,000		PACCAR Financial Corp	2.850	03/01/22	298,620
750,000		PACCAR Financial Corp	2.650	05/10/22	749,938
200,000		PACCAR Financial Corp	2.000	09/26/22	196,960
200,000		PACCAR Financial Corp	3.400	08/09/23	202,133
300,000		PACCAR Financial Corp	2.150	08/15/24	291,521
600,000		Raymond James Financial, Inc	3.625	09/15/26	606,350
425,000		Raymond James Financial, Inc	4.950	07/15/46	489,531
300,000		S&P Global, Inc	4.000	06/15/25	314,771
2,150,000		S&P Global, Inc	4.400	02/15/26	2,385,874
500,000		S&P Global, Inc	2.500	12/01/29	487,868
200,000		S&P Global, Inc	4.500	05/15/48	239,688
500,000		S&P Global, Inc	3.250	12/01/49	497,252
1,600,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	1,594,012
3,125,000		Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	3,188,227
1,400,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	1,431,817
300,000		State Street Corp	4.375	03/07/21	305,139
700,000		State Street Corp	1.950	05/19/21	696,834
500,000		State Street Corp	2.653	05/15/23	492,287
2,150,000		State Street Corp	3.100	05/15/23	2,214,523
300,000		State Street Corp	3.776	12/03/24	316,702
750,000		State Street Corp	3.300	12/16/24	788,622
375,000		State Street Corp	3.550	08/18/25	394,400
1,000,000		State Street Corp	2.354	11/01/25	989,753
500,000	g	State Street Corp	2.901	03/30/26	511,905
650,000		State Street Corp	2.650	05/19/26	659,867
300,000		State Street Corp	4.141	12/03/29	327,060
750,000		State Street Corp	2.400	01/24/30	732,383
500,000		State Street Corp	3.031	11/01/34	482,544
200,000		Stifel Financial Corp	3.500	12/01/20	196,021
100,000		Stifel Financial Corp	4.250	07/18/24	101,738
550,000		Synchrony Financial	2.850	07/25/22	523,945
500,000		Synchrony Financial	4.375	03/19/24	495,170
250,000		Synchrony Financial	4.250	08/15/24	240,705
600,000		Synchrony Financial	4.500	07/23/25	587,073
300,000		Synchrony Financial	3.700	08/04/26	273,322
900,000		Synchrony Financial	3.950	12/01/27	800,434
500,000		Synchrony Financial	5.150	03/19/29	495,190
300,000		Syngenta Finance NV	3.125	03/28/22	261,996
425,000		TD Ameritrade Holding Corp	2.950	04/01/22	425,145
28

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	TD Ameritrade Holding Corp	3.750%	04/01/24	$307,469
350,000	TD Ameritrade Holding Corp	3.625	04/01/25	365,580
525,000	TD Ameritrade Holding Corp	3.300	04/01/27	531,828
500,000	TD Ameritrade Holding Corp	2.750	10/01/29	489,873
500,000	Toyota Motor Credit Corp	3.050	01/08/21	502,022
300,000	Toyota Motor Credit Corp	1.900	04/08/21	298,615
500,000	Toyota Motor Credit Corp	3.400	09/15/21	508,475
1,000,000	Toyota Motor Credit Corp	1.800	10/07/21	990,034
1,750,000	Toyota Motor Credit Corp	2.600	01/11/22	1,754,166
300,000	Toyota Motor Credit Corp	2.800	07/13/22	302,155
500,000	Toyota Motor Credit Corp	2.150	09/08/22	497,221
500,000	Toyota Motor Credit Corp	2.700	01/11/23	503,014
500,000	Toyota Motor Credit Corp	3.450	09/20/23	518,813
400,000	Toyota Motor Credit Corp	3.350	01/08/24	409,174
1,000,000	Toyota Motor Credit Corp	2.000	10/07/24	971,273
1,000,000	Toyota Motor Credit Corp	1.800	02/13/25	964,983
1,500,000	Toyota Motor Credit Corp	3.400	04/14/25	1,547,587
300,000	Toyota Motor Credit Corp	3.050	01/11/28	299,487
400,000	Toyota Motor Credit Corp	3.650	01/08/29	414,583
650,000	Toyota Motor Credit Corp	2.150	02/13/30	603,530
225,000	Toyota Motor Credit Corp	3.375	04/01/30	227,635
250,000	Unilever Capital Corp	4.250	02/10/21	255,305
500,000	Unilever Capital Corp	2.750	03/22/21	505,689
300,000	Unilever Capital Corp	1.375	07/28/21	300,311
625,000	Unilever Capital Corp	3.000	03/07/22	645,830
625,000	Unilever Capital Corp	2.200	05/05/22	616,049
500,000	Unilever Capital Corp	3.125	03/22/23	531,052
300,000	Unilever Capital Corp	3.250	03/07/24	316,860
1,100,000	Unilever Capital Corp	2.600	05/05/24	1,125,905
500,000	Unilever Capital Corp	3.375	03/22/25	532,941
450,000	Unilever Capital Corp	3.100	07/30/25	478,456
225,000	Unilever Capital Corp	2.000	07/28/26	224,465
800,000	Unilever Capital Corp	2.900	05/05/27	848,107
1,150,000	Unilever Capital Corp	3.500	03/22/28	1,254,752
1,000,000	Unilever Capital Corp	2.125	09/06/29	1,020,986
430,000	Unilever Capital Corp	5.900	11/15/32	563,175
450,000	Wells Fargo & Co	2.550	12/07/20	451,080
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,009,225
1,000,000	Wells Fargo & Co	2.500	03/04/21	1,000,723
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,226,055
750,000	Wells Fargo & Co	2.100	07/26/21	748,949
4,000,000	Wells Fargo & Co	3.500	03/08/22	4,076,849
1,900,000	Wells Fargo & Co	2.625	07/22/22	1,922,190
1,750,000	Wells Fargo & Co	3.069	01/24/23	1,778,768
1,375,000	Wells Fargo & Co	3.450	02/13/23	1,413,713
800,000	Wells Fargo & Co	4.125	08/15/23	824,759
334,000	Wells Fargo & Co	4.480	01/16/24	351,259
1,350,000	Wells Fargo & Co	3.750	01/24/24	1,429,199
2,700,000	Wells Fargo & Co	3.300	09/09/24	2,810,319
4,100,000	Wells Fargo & Co	3.000	02/19/25	4,231,565
1,125,000	Wells Fargo & Co	3.550	09/29/25	1,186,547
2,000,000	Wells Fargo & Co	2.406	10/30/25	1,970,753
1,500,000	Wells Fargo & Co	2.164	02/11/26	1,462,999
29

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,350,000	Wells Fargo & Co	3.000%	04/22/26	$3,448,100
1,250,000	Wells Fargo & Co	4.100	06/03/26	1,334,919
2,575,000	Wells Fargo & Co	3.000	10/23/26	2,637,866
1,500,000	Wells Fargo & Co	3.196	06/17/27	1,544,572
1,200,000	Wells Fargo & Co	4.300	07/22/27	1,286,333
3,625,000	Wells Fargo & Co	3.584	05/22/28	3,795,889
6,175,000	Wells Fargo & Co	4.150	01/24/29	6,736,588
3,950,000	Wells Fargo & Co	2.879	10/30/30	3,916,936
3,000,000	Wells Fargo & Co	2.572	02/11/31	2,886,036
264,000	Wells Fargo & Co	5.375	02/07/35	311,453
1,050,000	Wells Fargo & Co	5.375	11/02/43	1,255,189
1,468,000	Wells Fargo & Co	5.606	01/15/44	1,794,433
475,000	Wells Fargo & Co	4.650	11/04/44	547,077
1,500,000	Wells Fargo & Co	3.900	05/01/45	1,689,830
950,000	Wells Fargo & Co	4.900	11/17/45	1,126,425
3,250,000	Wells Fargo & Co	4.400	06/14/46	3,657,345
1,975,000	Wells Fargo & Co	4.750	12/07/46	2,281,205
500,000	Wells Fargo & Co	5.013	04/04/51	633,941
	TOTAL DIVERSIFIED FINANCIALS			477,523,945

ENERGY - 2.0%
283,000	Apache Corp	3.250	04/15/22	217,859
2,300,000	Apache Corp	4.375	10/15/28	1,229,710
500,000	Apache Corp	4.250	01/15/30	264,419
1,305,000	Apache Corp	5.100	09/01/40	576,839
300,000	Apache Corp	5.250	02/01/42	135,596
1,150,000	Apache Corp	4.750	04/15/43	509,261
300,000	Apache Corp	4.250	01/15/44	130,647
500,000	Apache Corp	5.350	07/01/49	251,771
925,000	Baker Hughes a GE Co LLC	2.773	12/15/22	880,450
875,000	Baker Hughes a GE Co LLC	3.337	12/15/27	802,393
1,000,000	Baker Hughes a GE Co LLC	3.138	11/07/29	867,239
800,000	Baker Hughes a GE Co LLC	5.125	09/15/40	717,680
875,000	Baker Hughes a GE Co LLC	4.080	12/15/47	718,933
200,000	Boardwalk Pipelines LP	3.375	02/01/23	171,799
475,000	Boardwalk Pipelines LP	5.950	06/01/26	385,664
450,000	Boardwalk Pipelines LP	4.450	07/15/27	337,632
500,000	Boardwalk Pipelines LP	4.800	05/03/29	377,099
150,000	BP Capital Markets America, Inc	4.742	03/11/21	152,165
1,525,000	BP Capital Markets America, Inc	3.245	05/06/22	1,548,560
175,000	BP Capital Markets America, Inc	2.520	09/19/22	173,663
550,000	BP Capital Markets America, Inc	2.750	05/10/23	551,735
800,000	BP Capital Markets America, Inc	3.790	02/06/24	828,984
2,025,000	BP Capital Markets America, Inc	3.224	04/14/24	2,071,223
700,000	BP Capital Markets America, Inc	3.796	09/21/25	719,288
1,800,000	BP Capital Markets America, Inc	3.410	02/11/26	1,798,898
150,000	BP Capital Markets America, Inc	3.119	05/04/26	151,714
200,000	BP Capital Markets America, Inc	3.017	01/16/27	203,086
500,000	BP Capital Markets America, Inc	3.588	04/14/27	529,408
750,000	BP Capital Markets America, Inc	3.937	09/21/28	804,175
1,300,000	BP Capital Markets America, Inc	4.234	11/06/28	1,410,915
2,000,000	BP Capital Markets America, Inc	3.000	02/24/50	1,859,401
550,000	BP Capital Markets plc	3.062	03/17/22	554,797
1,225,000	BP Capital Markets plc	2.500	11/06/22	1,212,926
30

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$700,000	BP Capital Markets plc	3.994%	09/26/23	$733,230
925,000	BP Capital Markets plc	3.814	02/10/24	936,470
675,000	BP Capital Markets plc	3.535	11/04/24	712,387
675,000	BP Capital Markets plc	3.506	03/17/25	702,578
925,000	BP Capital Markets plc	3.279	09/19/27	931,190
300,000	BP Capital Markets plc	3.723	11/28/28	314,775
575,000	Burlington Resources Finance Co	7.200	08/15/31	692,560
200,000	Burlington Resources Finance Co	7.400	12/01/31	259,691
600,000	Canadian Natural Resources Ltd	2.950	01/15/23	519,767
600,000	Canadian Natural Resources Ltd	3.800	04/15/24	513,164
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	591,187
1,125,000	Canadian Natural Resources Ltd	3.850	06/01/27	890,786
1,625,000	Canadian Natural Resources Ltd	6.250	03/15/38	1,260,186
800,000	Canadian Natural Resources Ltd	4.950	06/01/47	574,523
2,750,000	Chevron Corp	2.100	05/16/21	2,763,094
400,000	Chevron Corp	2.411	03/03/22	402,994
300,000	Chevron Corp	2.498	03/03/22	304,416
1,050,000	Chevron Corp	2.355	12/05/22	1,064,088
500,000	Chevron Corp	2.566	05/16/23	511,255
400,000	Chevron Corp	3.191	06/24/23	417,397
425,000	Chevron Corp	2.895	03/03/24	438,049
400,000	Chevron Corp	3.326	11/17/25	424,873
2,475,000	Chevron Corp	2.954	05/16/26	2,602,247
500,000	Cimarex Energy Co	4.375	06/01/24	394,081
525,000	Cimarex Energy Co	3.900	05/15/27	380,702
300,000	Cimarex Energy Co	4.375	03/15/29	201,059
300,000	Columbia Pipeline Group, Inc	3.300	06/01/20	298,782
775,000	Columbia Pipeline Group, Inc	4.500	06/01/25	763,664
300,000	Columbia Pipeline Group, Inc	5.800	06/01/45	316,008
825,000	Concho Resources, Inc	3.750	10/01/27	700,291
950,000	Concho Resources, Inc	4.300	08/15/28	868,565
400,000	Concho Resources, Inc	4.875	10/01/47	308,403
700,000	Concho Resources, Inc	4.850	08/15/48	568,712
2,800,000	ConocoPhillips Co	4.950	03/15/26	2,996,951
77,000	ConocoPhillips Co	4.150	11/15/34	83,543
250,000	ConocoPhillips Co	5.900	05/15/38	297,805
1,585,000	ConocoPhillips Co	6.500	02/01/39	2,000,520
300,000	ConocoPhillips Co	4.300	11/15/44	281,889
1,650,000	ConocoPhillips Co	5.950	03/15/46	1,966,642
925,000	ConocoPhillips Holding Co	6.950	04/15/29	1,139,591
987,000	Continental Resources, Inc	5.000	09/15/22	611,867
400,000	Continental Resources, Inc	4.500	04/15/23	220,014
2,325,000	Continental Resources, Inc	4.375	01/15/28	1,080,173
885,000	Devon Energy Corp	5.600	07/15/41	544,980
700,000	Devon Energy Corp	4.750	05/15/42	420,000
1,100,000	Devon Energy Corp	5.000	06/15/45	703,766
600,000	Diamondback Energy, Inc	2.875	12/01/24	419,165
425,000	Diamondback Energy, Inc	3.250	12/01/26	299,930
1,000,000	Diamondback Energy, Inc	3.500	12/01/29	705,212
725,000	Ecopetrol S.A.	5.875	09/18/23	708,695
1,000,000	Ecopetrol S.A.	4.125	01/16/25	931,510
975,000	Ecopetrol S.A.	5.375	06/26/26	947,700
200,000	Ecopetrol S.A.	7.375	09/18/43	201,740
31

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,725,000	Ecopetrol S.A.	5.875%	05/28/45	$1,528,367
300,000	El Paso Corp	7.750	01/15/32	346,024
300,000	Enable Midstream Partners LP	3.900	05/15/24	166,481
200,000	Enable Midstream Partners LP	4.400	03/15/27	96,979
1,250,000	Enable Midstream Partners LP	4.950	05/15/28	623,595
500,000	Enable Midstream Partners LP	4.150	09/15/29	230,059
100,000	Enable Midstream Partners LP	5.000	05/15/44	42,527
1,200,000	Enbridge Energy Partners LP	5.875	10/15/25	1,182,804
300,000	Enbridge Energy Partners LP	5.500	09/15/40	287,382
200,000	Enbridge Energy Partners LP	7.375	10/15/45	220,127
800,000	Enbridge, Inc	2.900	07/15/22	734,647
300,000	Enbridge, Inc	4.000	10/01/23	285,502
250,000	Enbridge, Inc	2.500	01/15/25	232,475
100,000	Enbridge, Inc	4.250	12/01/26	101,847
100,000	Enbridge, Inc	3.700	07/15/27	99,178
500,000	Enbridge, Inc	3.125	11/15/29	462,078
300,000	Enbridge, Inc	4.500	06/10/44	277,451
925,000	Enbridge, Inc	5.500	12/01/46	950,869
1,000,000	Enbridge, Inc	4.000	11/15/49	891,810
500,000	Enbridge, Inc	6.250	03/01/78	375,000
2,400,000	EnCana Corp	3.900	11/15/21	1,645,769
2,350,000	EnCana Corp	6.500	08/15/34	1,103,826
500,000	Energy Transfer Operating LP	4.650	06/01/21	487,097
450,000	Energy Transfer Operating LP	5.200	02/01/22	423,465
525,000	Energy Transfer Operating LP	3.600	02/01/23	466,728
200,000	Energy Transfer Operating LP	4.200	09/15/23	174,691
500,000	Energy Transfer Operating LP	4.900	02/01/24	447,477
2,775,000	Energy Transfer Operating LP	4.500	04/15/24	2,475,386
825,000	Energy Transfer Operating LP	4.050	03/15/25	721,383
400,000	Energy Transfer Operating LP	2.900	05/15/25	337,755
325,000	Energy Transfer Operating LP	4.750	01/15/26	287,176
250,000	Energy Transfer Operating LP	4.200	04/15/27	202,489
350,000	Energy Transfer Operating LP	4.950	06/15/28	289,762
2,600,000	Energy Transfer Operating LP	5.250	04/15/29	2,201,644
625,000	Energy Transfer Operating LP	3.750	05/15/30	489,528
400,000	Energy Transfer Operating LP	4.900	03/15/35	314,712
500,000	Energy Transfer Operating LP	5.800	06/15/38	433,780
140,000	Energy Transfer Operating LP	7.500	07/01/38	148,186
650,000	Energy Transfer Operating LP	6.500	02/01/42	585,985
200,000	Energy Transfer Operating LP	5.150	02/01/43	150,765
200,000	Energy Transfer Operating LP	5.950	10/01/43	173,269
550,000	Energy Transfer Operating LP	5.150	03/15/45	425,688
625,000	Energy Transfer Operating LP	6.125	12/15/45	518,968
500,000	Energy Transfer Operating LP	5.300	04/15/47	380,576
1,025,000	Energy Transfer Operating LP	6.000	06/15/48	860,640
2,750,000	Energy Transfer Operating LP	6.250	04/15/49	2,327,353
2,175,000	Energy Transfer Operating LP	5.000	05/15/50	1,678,931
600,000	Enterprise Products Operating LLC	5.200	09/01/20	594,108
900,000	Enterprise Products Operating LLC	2.800	02/15/21	898,756
100,000	Enterprise Products Operating LLC	2.850	04/15/21	98,823
300,000	Enterprise Products Operating LLC	3.500	02/01/22	295,943
400,000	Enterprise Products Operating LLC	4.050	02/15/22	395,115
250,000	Enterprise Products Operating LLC	3.350	03/15/23	245,307
950,000	Enterprise Products Operating LLC	3.900	02/15/24	966,828
32

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$225,000	Enterprise Products Operating LLC	3.750%	02/15/25	$223,784
450,000	Enterprise Products Operating LLC	3.700	02/15/26	449,138
3,065,000	Enterprise Products Operating LLC	3.950	02/15/27	2,901,941
725,000	Enterprise Products Operating LLC	4.150	10/16/28	735,562
700,000	Enterprise Products Operating LLC	3.125	07/31/29	644,866
475,000	Enterprise Products Operating LLC	2.800	01/31/30	431,595
480,000	Enterprise Products Operating LLC	6.125	10/15/39	492,167
175,000	Enterprise Products Operating LLC	5.950	02/01/41	189,994
525,000	Enterprise Products Operating LLC	4.850	08/15/42	508,920
325,000	Enterprise Products Operating LLC	4.450	02/15/43	307,346
1,775,000	Enterprise Products Operating LLC	4.850	03/15/44	1,849,664
775,000	Enterprise Products Operating LLC	5.100	02/15/45	775,228
500,000	Enterprise Products Operating LLC	4.900	05/15/46	481,272
675,000	Enterprise Products Operating LLC	4.250	02/15/48	630,413
2,475,000	Enterprise Products Operating LLC	4.800	02/01/49	2,477,808
950,000	Enterprise Products Operating LLC	4.200	01/31/50	889,536
775,000	Enterprise Products Operating LLC	3.700	01/31/51	691,588
200,000	Enterprise Products Operating LLC	4.950	10/15/54	204,785
625,000	Enterprise Products Operating LLC	3.950	01/31/60	525,979
200,000	Enterprise Products Operating LLC	4.875	08/16/77	137,360
700,000	Enterprise Products Operating LLC	5.250	08/16/77	479,500
400,000	Enterprise Products Operating LLC	5.375	02/15/78	280,000
440,000	EOG Resources, Inc	4.100	02/01/21	442,499
1,025,000	EOG Resources, Inc	2.625	03/15/23	1,004,728
475,000	EOG Resources, Inc	4.150	01/15/26	486,276
200,000	EOG Resources, Inc	3.900	04/01/35	201,518
200,000	EOG Resources, Inc	5.100	01/15/36	187,995
300,000	Equinor ASA	2.900	11/08/20	300,958
500,000	Equinor ASA	2.750	11/10/21	505,337
925,000	Equinor ASA	2.450	01/17/23	940,542
475,000	Equinor ASA	2.650	01/15/24	482,742
450,000	Equinor ASA	3.700	03/01/24	467,567
500,000	Equinor ASA	3.250	11/10/24	489,192
1,500,000	Equinor ASA	3.625	09/10/28	1,609,295
200,000	Equinor ASA	5.100	08/17/40	238,054
400,000	Equinor ASA	4.250	11/23/41	450,314
300,000	Equinor ASA	3.950	05/15/43	310,571
1,300,000	Equinor ASA	4.800	11/08/43	1,545,523
750,000	Equinor ASA	3.250	11/18/49	738,555
675,000	Exxon Mobil Corp	2.397	03/06/22	686,662
350,000	Exxon Mobil Corp	1.902	08/16/22	354,406
1,350,000	Exxon Mobil Corp	2.726	03/01/23	1,393,236
175,000	Exxon Mobil Corp	3.176	03/15/24	184,060
1,000,000	Exxon Mobil Corp	2.019	08/16/24	998,722
850,000	Exxon Mobil Corp	2.709	03/06/25	888,699
750,000	Exxon Mobil Corp	2.992	03/19/25	790,270
4,177,000	Exxon Mobil Corp	3.043	03/01/26	4,414,949
1,000,000	Exxon Mobil Corp	2.275	08/16/26	1,015,613
750,000	Exxon Mobil Corp	3.294	03/19/27	815,080
1,000,000	Exxon Mobil Corp	2.440	08/16/29	1,022,732
750,000	Exxon Mobil Corp	3.482	03/19/30	831,088
1,000,000	Exxon Mobil Corp	2.995	08/16/39	1,001,383
750,000	Exxon Mobil Corp	4.227	03/19/40	868,608
33

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Exxon Mobil Corp	3.567%	03/06/45	$541,173
1,225,000	Exxon Mobil Corp	4.114	03/01/46	1,456,050
1,400,000	Exxon Mobil Corp	3.095	08/16/49	1,419,915
750,000	Exxon Mobil Corp	4.327	03/19/50	917,767
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	190,765
7,000	Halliburton Co	3.500	08/01/23	6,596
187,000	Halliburton Co	3.800	11/15/25	165,970
1,000,000	Halliburton Co	2.920	03/01/30	780,001
500,000	Halliburton Co	4.850	11/15/35	388,104
125,000	Halliburton Co	6.700	09/15/38	109,024
125,000	Halliburton Co	7.450	09/15/39	121,242
750,000	Halliburton Co	4.750	08/01/43	578,076
2,825,000	Halliburton Co	5.000	11/15/45	2,212,740
200,000	Helmerich & Payne, Inc	4.650	03/15/25	208,537
200,000	Hess Corp	3.500	07/15/24	158,824
2,100,000	Hess Corp	4.300	04/01/27	1,553,306
200,000	Hess Corp	6.000	01/15/40	144,143
1,190,000	Hess Corp	5.600	02/15/41	813,343
900,000	Hess Corp	5.800	04/01/47	590,801
200,000	HollyFrontier Corp	5.875	04/01/26	173,399
500,000	Husky Energy, Inc	4.000	04/15/24	419,425
825,000	Husky Energy, Inc	4.400	04/15/29	585,165
130,000	Husky Energy, Inc	6.800	09/15/37	106,968
525,000	Kinder Morgan Energy Partners LP	3.950	09/01/22	520,190
300,000	Kinder Morgan Energy Partners LP	4.150	02/01/24	299,306
500,000	Kinder Morgan Energy Partners LP	4.250	09/01/24	486,684
300,000	Kinder Morgan Energy Partners LP	6.950	01/15/38	312,291
535,000	Kinder Morgan Energy Partners LP	6.500	09/01/39	524,059
400,000	Kinder Morgan Energy Partners LP	4.700	11/01/42	370,726
500,000	Kinder Morgan Energy Partners LP	5.000	03/01/43	471,948
400,000	Kinder Morgan Energy Partners LP	5.500	03/01/44	399,889
200,000	Kinder Morgan Energy Partners LP	5.400	09/01/44	198,777
3,600,000	Kinder Morgan, Inc	3.150	01/15/23	3,565,093
2,525,000	Kinder Morgan, Inc	4.300	06/01/25	2,577,085
2,825,000	Kinder Morgan, Inc	4.300	03/01/28	2,772,649
3,300,000	Kinder Morgan, Inc	5.300	12/01/34	3,181,035
1,600,000	Kinder Morgan, Inc	5.550	06/01/45	1,642,628
2,325,000	Kinder Morgan, Inc	5.200	03/01/48	2,455,831
125,000	Magellan Midstream Partners LP	4.250	02/01/21	124,364
900,000	Magellan Midstream Partners LP	5.000	03/01/26	889,887
225,000	Magellan Midstream Partners LP	4.250	09/15/46	187,437
425,000	Magellan Midstream Partners LP	4.200	10/03/47	374,543
525,000	Magellan Midstream Partners LP	4.850	02/01/49	493,559
500,000	Magellan Midstream Partners LP	3.950	03/01/50	426,383
1,150,000	Marathon Oil Corp	2.800	11/01/22	880,224
300,000	Marathon Oil Corp	3.850	06/01/25	216,184
1,475,000	Marathon Oil Corp	4.400	07/15/27	984,762
505,000	Marathon Oil Corp	6.600	10/01/37	345,472
600,000	Marathon Oil Corp	5.200	06/01/45	380,248
250,000	Marathon Petroleum Corp	3.400	12/15/20	247,670
250,000	Marathon Petroleum Corp	5.125	03/01/21	242,390
2,175,000	Marathon Petroleum Corp	3.625	09/15/24	1,928,616
200,000	Marathon Petroleum Corp	3.800	04/01/28	180,223
800,000	Marathon Petroleum Corp	6.500	03/01/41	742,442
34

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$450,000		Marathon Petroleum Corp	4.750%	09/15/44	$342,486
250,000		Marathon Petroleum Corp	5.850	12/15/45	210,866
600,000		Marathon Petroleum Corp	4.500	04/01/48	460,035
200,000		Marathon Petroleum Corp	5.000	09/15/54	153,261
200,000	g	MPLX LP	3.500	12/01/22	191,429
175,000		MPLX LP	3.375	03/15/23	161,790
1,000,000	g	MPLX LP	6.375	05/01/24	950,386
1,000,000		MPLX LP	4.875	12/01/24	875,457
2,500,000		MPLX LP	4.875	06/01/25	2,058,779
100,000		MPLX LP	4.125	03/01/27	85,278
150,000	g	MPLX LP	4.250	12/01/27	129,768
475,000		MPLX LP	4.000	03/15/28	422,146
1,200,000		MPLX LP	4.800	02/15/29	1,057,754
975,000		MPLX LP	4.500	04/15/38	762,028
375,000		MPLX LP	5.200	03/01/47	299,217
700,000	g	MPLX LP	5.200	12/01/47	585,932
825,000		MPLX LP	4.700	04/15/48	638,658
1,350,000		MPLX LP	5.500	02/15/49	1,139,734
1,100,000		MPLX LP	4.900	04/15/58	741,302
171,000		National Oilwell Varco, Inc	2.600	12/01/22	154,309
500,000		National Oilwell Varco, Inc	3.600	12/01/29	373,654
800,000		National Oilwell Varco, Inc	3.950	12/01/42	501,624
935,000		Nexen, Inc	6.400	05/15/37	1,280,199
750,000		Noble Energy, Inc	3.900	11/15/24	618,693
1,250,000		Noble Energy, Inc	3.850	01/15/28	884,926
1,000,000		Noble Energy, Inc	3.250	10/15/29	584,740
875,000		Noble Energy, Inc	6.000	03/01/41	587,240
450,000		Noble Energy, Inc	5.250	11/15/43	264,584
175,000		Noble Energy, Inc	5.050	11/15/44	108,092
200,000		Noble Energy, Inc	4.950	08/15/47	121,082
1,000,000		Noble Energy, Inc	4.200	10/15/49	539,751
125,000		Occidental Petroleum Corp	4.300	08/15/39	53,150
175,000		ONEOK, Inc	2.750	09/01/24	142,895
500,000		ONEOK, Inc	2.200	09/15/25	385,850
1,300,000		ONEOK, Inc	4.000	07/13/27	1,070,100
725,000		ONEOK, Inc	4.550	07/15/28	610,045
325,000		ONEOK, Inc	4.350	03/15/29	264,986
500,000		ONEOK, Inc	3.400	09/01/29	373,629
500,000		ONEOK, Inc	3.100	03/15/30	375,913
675,000		ONEOK, Inc	4.950	07/13/47	533,966
1,350,000		ONEOK, Inc	5.200	07/15/48	1,059,753
1,000,000		ONEOK, Inc	4.450	09/01/49	776,887
500,000		ONEOK, Inc	4.500	03/15/50	376,465
350,000		Patterson-UTI Energy, Inc	3.950	02/01/28	137,354
500,000		Patterson-UTI Energy, Inc	5.150	11/15/29	187,380
90,000		Petroleos Mexicanos	1.700	12/20/22	90,531
90,000		Petroleos Mexicanos	2.000	12/20/22	91,080
1,524,000		Petroleos Mexicanos	4.500	01/23/26	1,110,158
500,000		Petroleos Mexicanos	6.875	08/04/26	380,000
3,597,000	g	Petroleos Mexicanos	6.490	01/23/27	2,652,788
6,150,000		Petroleos Mexicanos	6.500	03/13/27	4,551,615
11,000,000		Petroleos Mexicanos	5.350	02/12/28	7,590,000
2,550,000		Petroleos Mexicanos	6.500	01/23/29	1,842,375
35

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,211,000	g	Petroleos Mexicanos	6.840%	01/23/30	$3,046,743
1,535,000	g	Petroleos Mexicanos	5.950	01/28/31	1,055,466
3,090,000		Petroleos Mexicanos	6.750	09/21/47	1,975,715
2,299,000		Petroleos Mexicanos	6.350	02/12/48	1,436,875
3,454,000	g	Petroleos Mexicanos	7.690	01/23/50	2,400,530
4,641,000	g	Petroleos Mexicanos	6.950	01/28/60	3,096,475
925,000		Phillips 66	4.300	04/01/22	928,345
1,000,000		Phillips 66	3.900	03/15/28	988,716
738,000		Phillips 66	4.650	11/15/34	687,379
125,000		Phillips 66	5.875	05/01/42	124,189
2,375,000		Phillips 66	4.875	11/15/44	2,412,693
500,000		Phillips 66 Partners LP	2.450	12/15/24	439,890
100,000		Phillips 66 Partners LP	3.550	10/01/26	90,258
675,000		Phillips 66 Partners LP	3.750	03/01/28	630,918
500,000		Phillips 66 Partners LP	3.150	12/15/29	409,753
425,000		Phillips 66 Partners LP	4.680	02/15/45	347,995
350,000		Phillips 66 Partners LP	4.900	10/01/46	295,216
1,125,000		Pioneer Natural Resources Co	3.450	01/15/21	1,084,953
200,000		Pioneer Natural Resources Co	4.450	01/15/26	197,977
700,000		Plains All American Pipeline LP	5.000	02/01/21	682,887
200,000		Plains All American Pipeline LP	2.850	01/31/23	174,108
400,000		Plains All American Pipeline LP	3.850	10/15/23	352,113
575,000		Plains All American Pipeline LP	3.600	11/01/24	472,873
1,025,000		Plains All American Pipeline LP	4.650	10/15/25	829,622
2,075,000		Plains All American Pipeline LP	4.500	12/15/26	1,676,726
1,450,000		Plains All American Pipeline LP	3.550	12/15/29	990,657
100,000		Plains All American Pipeline LP	6.650	01/15/37	80,548
250,000		Plains All American Pipeline LP	5.150	06/01/42	165,462
300,000		Plains All American Pipeline LP	4.700	06/15/44	197,579
300,000		Plains All American Pipeline LP	4.900	02/15/45	202,512
375,000		Regency Energy Partners LP	5.875	03/01/22	352,248
2,250,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	2,213,578
175,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	169,741
675,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	628,041
690,000		Sabine Pass Liquefaction LLC	5.750	05/15/24	647,594
1,775,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	1,629,526
275,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	261,923
2,675,000		Sabine Pass Liquefaction LLC	5.000	03/15/27	2,274,697
550,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	472,346
1,000,000		Schlumberger Investment S.A.	3.650	12/01/23	993,189
500,000		Shell International Finance BV	1.875	05/10/21	497,627
950,000		Shell International Finance BV	1.750	09/12/21	945,332
575,000		Shell International Finance BV	2.375	08/21/22	578,100
500,000		Shell International Finance BV	2.250	01/06/23	501,422
350,000		Shell International Finance BV	3.400	08/12/23	365,013
5,075,000		Shell International Finance BV	3.250	05/11/25	5,324,706
2,075,000		Shell International Finance BV	2.875	05/10/26	2,138,429
925,000		Shell International Finance BV	2.500	09/12/26	940,416
1,225,000		Shell International Finance BV	3.875	11/13/28	1,338,909
1,500,000		Shell International Finance BV	2.375	11/07/29	1,491,045
500,000		Shell International Finance BV	4.125	05/11/35	573,107
350,000		Shell International Finance BV	6.375	12/15/38	499,487
100,000		Shell International Finance BV	5.500	03/25/40	131,106
1,200,000		Shell International Finance BV	4.550	08/12/43	1,406,288
36

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,025,000	Shell International Finance BV	4.375%	05/11/45	$2,342,167
650,000	Shell International Finance BV	4.000	05/10/46	728,498
3,180,000	Shell International Finance BV	3.750	09/12/46	3,405,363
1,500,000	Shell International Finance BV	3.125	11/07/49	1,496,491
200,000	Spectra Energy Partners LP	4.750	03/15/24	192,179
400,000	Spectra Energy Partners LP	3.500	03/15/25	373,092
1,100,000	Spectra Energy Partners LP	3.375	10/15/26	1,013,098
200,000	Spectra Energy Partners LP	5.950	09/25/43	221,341
600,000	Spectra Energy Partners LP	4.500	03/15/45	545,466
1,775,000	Suncor Energy, Inc	3.600	12/01/24	1,718,115
250,000	Suncor Energy, Inc	6.800	05/15/38	264,294
1,625,000	Suncor Energy, Inc	6.500	06/15/38	1,667,680
1,550,000	Suncor Energy, Inc	4.000	11/15/47	1,413,496
200,000	Sunoco Logistics Partners Operations LP	4.400	04/01/21	199,363
1,181,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	1,017,390
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	264,682
200,000	Sunoco Logistics Partners Operations LP	5.950	12/01/25	184,212
400,000	Sunoco Logistics Partners Operations LP	3.900	07/15/26	336,987
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	86,496
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	249,788
200,000	Sunoco Logistics Partners Operations LP	5.350	05/15/45	157,147
1,225,000	Sunoco Logistics Partners Operations LP	5.400	10/01/47	972,628
100,000	TechnipFMC plc	3.450	10/01/22	96,207
300,000	Total Capital Canada Ltd	2.750	07/15/23	304,110
300,000	Total Capital International S.A.	2.750	06/19/21	302,169
500,000	Total Capital International S.A.	2.218	07/12/21	501,195
1,150,000	Total Capital International S.A.	2.875	02/17/22	1,155,889
1,675,000	Total Capital International S.A.	2.700	01/25/23	1,693,950
750,000	Total Capital International S.A.	3.700	01/15/24	784,187
450,000	Total Capital International S.A.	3.750	04/10/24	471,932
500,000	Total Capital International S.A.	2.434	01/10/25	501,875
900,000	Total Capital International S.A.	3.455	02/19/29	950,034
1,300,000	Total Capital International S.A.	2.829	01/10/30	1,316,459
500,000	Total Capital International S.A.	3.461	07/12/49	510,445
100,000	Total Capital S.A.	4.125	01/28/21	101,943
1,125,000	Total Capital S.A.	3.883	10/11/28	1,218,990
600,000	TransCanada PipeLines Ltd	3.800	10/01/20	596,955
325,000	TransCanada PipeLines Ltd	2.500	08/01/22	316,927
1,225,000	TransCanada PipeLines Ltd	4.875	01/15/26	1,311,569
1,925,000	TransCanada PipeLines Ltd	4.625	03/01/34	1,829,205
100,000	TransCanada PipeLines Ltd	6.200	10/15/37	115,927
500,000	TransCanada PipeLines Ltd	4.750	05/15/38	495,212
200,000	TransCanada PipeLines Ltd	7.625	01/15/39	258,967
125,000	TransCanada PipeLines Ltd	6.100	06/01/40	133,481
1,200,000	TransCanada PipeLines Ltd	5.000	10/16/43	1,231,749
750,000	TransCanada PipeLines Ltd	4.875	05/15/48	815,893
1,425,000	TransCanada PipeLines Ltd	5.100	03/15/49	1,599,806
5,525,000	Vale Overseas Ltd	6.250	08/10/26	5,967,111
150,000	Vale Overseas Ltd	8.250	01/17/34	182,250
1,164,000	Vale Overseas Ltd	6.875	11/21/36	1,292,634
825,000	Valero Energy Corp	3.650	03/15/25	803,404
675,000	Valero Energy Corp	3.400	09/15/26	605,678
500,000	Valero Energy Corp	4.350	06/01/28	486,206
37

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,075,000	Valero Energy Corp	4.000%	04/01/29	$2,025,142
455,000	Valero Energy Corp	7.500	04/15/32	527,240
850,000	Valero Energy Corp	6.625	06/15/37	877,347
300,000	Valero Energy Corp	4.900	03/15/45	310,767
200,000	Valero Energy Partners LP	4.375	12/15/26	167,888
300,000	Valero Energy Partners LP	4.500	03/15/28	270,487
600,000	Williams Partners LP	4.000	11/15/21	569,189
1,000,000	Williams Partners LP	3.600	03/15/22	969,250
2,375,000	Williams Partners LP	3.350	08/15/22	2,272,603
300,000	Williams Partners LP	4.500	11/15/23	281,292
300,000	Williams Partners LP	4.300	03/04/24	272,592
150,000	Williams Partners LP	3.900	01/15/25	134,500
925,000	Williams Partners LP	4.000	09/15/25	812,119
1,300,000	Williams Partners LP	3.750	06/15/27	1,191,858
300,000	Williams Partners LP	6.300	04/15/40	302,810
300,000	Williams Partners LP	5.800	11/15/43	295,480
300,000	Williams Partners LP	5.400	03/04/44	264,989
1,000,000	Williams Partners LP	4.900	01/15/45	875,804
225,000	Williams Partners LP	5.100	09/15/45	213,734
1,700,000	Williams Partners LP	4.850	03/01/48	1,586,859
	TOTAL ENERGY			336,306,901

FOOD & STAPLES RETAILING - 0.6%
500,000	Costco Wholesale Corp	2.150	05/18/21	504,147
200,000	Costco Wholesale Corp	2.250	02/15/22	202,468
1,300,000	Costco Wholesale Corp	2.300	05/18/22	1,324,467
400,000	Costco Wholesale Corp	2.750	05/18/24	419,891
625,000	Costco Wholesale Corp	3.000	05/18/27	663,366
1,222,000	CVS Health Corp	3.350	03/09/21	1,230,435
1,025,000	CVS Health Corp	2.125	06/01/21	1,022,564
900,000	CVS Health Corp	3.500	07/20/22	923,069
925,000	CVS Health Corp	2.750	12/01/22	931,195
425,000	CVS Health Corp	4.000	12/05/23	443,772
900,000	CVS Health Corp	3.375	08/12/24	928,698
250,000	CVS Health Corp	2.625	08/15/24	250,749
5,075,000	CVS Health Corp	4.100	03/25/25	5,341,016
1,969,000	CVS Health Corp	3.875	07/20/25	2,034,459
2,550,000	CVS Health Corp	2.875	06/01/26	2,568,903
1,250,000	CVS Health Corp	3.000	08/15/26	1,245,142
5,550,000	CVS Health Corp	4.300	03/25/28	5,894,120
275,000	CVS Health Corp	3.250	08/15/29	267,842
4,100,000	CVS Health Corp	4.780	03/25/38	4,502,870
400,000	CVS Health Corp	5.300	12/05/43	472,050
1,800,000	CVS Health Corp	5.125	07/20/45	2,063,952
8,525,000	CVS Health Corp	5.050	03/25/48	9,681,040
69,000	Delhaize Group S.A.	5.700	10/01/40	88,080
200,000	Kroger Co	2.950	11/01/21	202,090
200,000	Kroger Co	3.400	04/15/22	204,701
2,525,000	Kroger Co	2.800	08/01/22	2,560,043
200,000	Kroger Co	3.850	08/01/23	213,754
300,000	Kroger Co	4.000	02/01/24	315,661
100,000	Kroger Co	3.500	02/01/26	105,588
1,275,000	Kroger Co	2.650	10/15/26	1,297,867
175,000	Kroger Co	3.700	08/01/27	187,550
38

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,150,000	Kroger Co	4.500%	01/15/29	$1,292,611
100,000	Kroger Co	6.900	04/15/38	134,656
250,000	Kroger Co	5.000	04/15/42	287,913
300,000	Kroger Co	5.150	08/01/43	353,997
300,000	Kroger Co	3.875	10/15/46	294,119
900,000	Kroger Co	4.450	02/01/47	989,614
700,000	Kroger Co	4.650	01/15/48	791,438
300,000	Kroger Co	5.400	01/15/49	361,473
500,000	Kroger Co	3.950	01/15/50	517,360
125,000	SYSCO Corp	2.500	07/15/21	125,097
250,000	SYSCO Corp	3.550	03/15/25	243,503
500,000	SYSCO Corp	5.650	04/01/25	520,617
125,000	SYSCO Corp	3.750	10/01/25	124,606
350,000	SYSCO Corp	3.300	07/15/26	333,547
1,000,000	SYSCO Corp	2.400	02/15/30	821,542
500,000	SYSCO Corp	5.950	04/01/30	526,494
500,000	SYSCO Corp	6.600	04/01/40	536,407
300,000	SYSCO Corp	4.850	10/01/45	282,582
500,000	SYSCO Corp	4.500	04/01/46	480,576
250,000	SYSCO Corp	4.450	03/15/48	212,938
550,000	SYSCO Corp	3.300	02/15/50	398,848
500,000	SYSCO Corp	6.600	04/01/50	543,301
275,000	Walgreen Co	3.100	09/15/22	275,482
200,000	Walgreen Co	4.400	09/15/42	197,352
800,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	811,564
375,000	Walgreens Boots Alliance, Inc	3.800	11/18/24	385,319
3,275,000	Walgreens Boots Alliance, Inc	3.450	06/01/26	3,243,224
1,400,000	Walgreens Boots Alliance, Inc	4.500	11/18/34	1,446,961
400,000	Walgreens Boots Alliance, Inc	4.800	11/18/44	392,940
525,000	Walgreens Boots Alliance, Inc	4.650	06/01/46	502,834
2,550,000	Walmart, Inc	1.900	12/15/20	2,556,915
2,100,000	Walmart, Inc	3.125	06/23/21	2,143,566
675,000	Walmart, Inc	2.350	12/15/22	696,075
1,475,000	Walmart, Inc	2.550	04/11/23	1,527,714
1,100,000	Walmart, Inc	3.400	06/26/23	1,169,888
1,250,000	Walmart, Inc	3.300	04/22/24	1,342,424
1,725,000	Walmart, Inc	2.650	12/15/24	1,820,039
1,000,000	Walmart, Inc	3.050	07/08/26	1,079,186
4,100,000	Walmart, Inc	3.700	06/26/28	4,609,364
175,000	Walmart, Inc	2.375	09/24/29	181,477
375,000	Walmart, Inc	5.250	09/01/35	515,233
725,000	Walmart, Inc	3.950	06/28/38	855,740
4,725,000	Walmart, Inc	3.625	12/15/47	5,388,838
1,850,000	Walmart, Inc	4.050	06/29/48	2,378,973
1,900,000	Walmart, Inc	2.950	09/24/49	2,085,360
	TOTAL FOOD & STAPLES RETAILING			93,871,256

FOOD, BEVERAGE & TOBACCO - 1.0%
1,800,000	Altria Group, Inc	4.750	05/05/21	1,821,823
475,000	Altria Group, Inc	3.490	02/14/22	480,199
1,075,000	Altria Group, Inc	2.850	08/09/22	1,079,944
200,000	Altria Group, Inc	2.950	05/02/23	201,796
250,000	Altria Group, Inc	4.000	01/31/24	255,824
39

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$700,000	Altria Group, Inc	3.800%	02/14/24	$709,608
400,000	Altria Group, Inc	4.400	02/14/26	414,219
700,000	Altria Group, Inc	2.625	09/16/26	668,504
800,000	Altria Group, Inc	5.800	02/14/39	876,605
925,000	Altria Group, Inc	4.250	08/09/42	920,061
300,000	Altria Group, Inc	4.500	05/02/43	284,299
775,000	Altria Group, Inc	5.375	01/31/44	859,647
900,000	Altria Group, Inc	3.875	09/16/46	813,485
1,875,000	Altria Group, Inc	5.950	02/14/49	2,181,514
1,700,000	Altria Group, Inc	6.200	02/14/59	1,872,328
775,000	Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	797,476
125,000	Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	129,773
1,125,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,181,064
625,000	Anheuser-Busch InBev Worldwide, Inc	4.900	01/23/31	694,298
1,700,000	Anheuser-Busch InBev Worldwide, Inc	4.375	04/15/38	1,713,022
100,000	Anheuser-Busch InBev Worldwide, Inc	8.200	01/15/39	150,302
2,675,000	Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	3,114,155
150,000	Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	161,835
425,000	Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	450,214
1,764,000	Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,801,903
2,025,000	Anheuser-Busch InBev Worldwide, Inc	5.550	01/23/49	2,383,149
1,725,000	Anheuser-Busch InBev Worldwide, Inc	4.750	04/15/58	1,771,773
2,150,000	Anheuser-Busch InBev Worldwide, Inc	5.800	01/23/59	2,633,512
300,000	Archer-Daniels-Midland Co	3.375	03/15/22	306,653
3,075,000	Archer-Daniels-Midland Co	2.500	08/11/26	3,101,162
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	819,215
200,000	Archer-Daniels-Midland Co	3.750	09/15/47	224,872
800,000	Archer-Daniels-Midland Co	4.500	03/15/49	966,248
1,225,000	BAT Capital Corp	2.764	08/15/22	1,206,487
1,450,000	BAT Capital Corp	3.222	08/15/24	1,456,387
500,000	BAT Capital Corp	2.789	09/06/24	492,145
3,525,000	BAT Capital Corp	3.557	08/15/27	3,319,964
275,000	BAT Capital Corp	4.906	04/02/30	282,091
1,400,000	BAT Capital Corp	4.390	08/15/37	1,297,128
2,625,000	BAT Capital Corp	4.540	08/15/47	2,395,500
900,000	BAT Capital Corp	4.758	09/06/49	848,601
500,000	BAT Capital Corp	5.282	04/02/50	501,715
200,000	Beam, Inc	3.250	05/15/22	200,102
200,000	Brown-Forman Corp	3.500	04/15/25	213,217
200,000	Brown-Forman Corp	4.000	04/15/38	203,886
200,000	Brown-Forman Corp	4.500	07/15/45	231,013
800,000	Bunge Ltd	3.500	11/24/20	806,630
300,000	Bunge Ltd	3.000	09/25/22	296,486
500,000	Bunge Ltd	4.350	03/15/24	517,972
125,000	Bunge Ltd	3.250	08/15/26	124,907
500,000	Bunge Ltd	3.750	09/25/27	456,781
650,000	Campbell Soup Co	2.500	08/02/22	647,315
215,000	Campbell Soup Co	3.650	03/15/23	218,990
500,000	Campbell Soup Co	3.950	03/15/25	527,847
725,000	Campbell Soup Co	4.150	03/15/28	782,500
800,000	Campbell Soup Co	4.800	03/15/48	963,355
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	317,112
1,800,000	Coca-Cola Co	1.550	09/01/21	1,801,451
650,000	Coca-Cola Co	2.500	04/01/23	678,228
40

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,975,000	Coca-Cola Co	3.200%	11/01/23	$3,232,371
800,000	Coca-Cola Co	1.750	09/06/24	814,419
950,000	Coca-Cola Co	2.875	10/27/25	1,016,651
300,000	Coca-Cola Co	2.550	06/01/26	314,619
400,000	Coca-Cola Co	2.250	09/01/26	411,583
600,000	Coca-Cola Co	2.125	09/06/29	600,225
300,000	Coca-Cola Co	3.450	03/25/30	339,295
125,000	Coca-Cola Co	4.200	03/25/50	163,775
1,500,000	Coca-Cola Femsa SAB de C.V.	2.750	01/22/30	1,467,184
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	231,439
625,000	ConAgra Brands, Inc	3.800	10/22/21	629,870
872,000	ConAgra Brands, Inc	3.200	01/25/23	860,733
1,000,000	ConAgra Brands, Inc	4.300	05/01/24	1,038,283
450,000	ConAgra Brands, Inc	4.600	11/01/25	476,451
100,000	ConAgra Brands, Inc	7.000	10/01/28	120,339
1,575,000	ConAgra Brands, Inc	4.850	11/01/28	1,687,930
750,000	ConAgra Brands, Inc	5.300	11/01/38	816,277
750,000	ConAgra Brands, Inc	5.400	11/01/48	844,830
200,000	Constellation Brands, Inc	2.250	11/06/20	198,879
300,000	Constellation Brands, Inc	2.700	05/09/22	293,750
300,000	Constellation Brands, Inc	2.650	11/07/22	286,694
1,250,000	Constellation Brands, Inc	3.200	02/15/23	1,246,743
2,275,000	Constellation Brands, Inc	4.250	05/01/23	2,295,573
100,000	Constellation Brands, Inc	4.400	11/15/25	100,882
750,000	Constellation Brands, Inc	3.700	12/06/26	749,445
300,000	Constellation Brands, Inc	3.500	05/09/27	281,649
700,000	Constellation Brands, Inc	3.600	02/15/28	684,941
300,000	Constellation Brands, Inc	4.650	11/15/28	300,144
1,000,000	Constellation Brands, Inc	3.150	08/01/29	932,344
300,000	Constellation Brands, Inc	4.100	02/15/48	273,882
300,000	Constellation Brands, Inc	5.250	11/15/48	317,810
1,725,000	Diageo Capital plc	2.625	04/29/23	1,741,132
750,000	Diageo Capital plc	2.125	10/24/24	731,478
425,000	Diageo Capital plc	3.875	05/18/28	444,439
200,000	Diageo Capital plc	5.875	09/30/36	258,371
400,000	Diageo Capital plc	3.875	04/29/43	409,800
150,000	Flowers Foods, Inc	4.375	04/01/22	158,739
100,000	Flowers Foods, Inc	3.500	10/01/26	108,218
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	198,969
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	318,013
1,500,000	Fomento Economico Mexicano SAB de C.V.	3.500	01/16/50	1,397,509
200,000	General Mills, Inc	3.150	12/15/21	202,555
500,000	General Mills, Inc	2.600	10/12/22	505,150
200,000	General Mills, Inc	3.700	10/17/23	203,564
500,000	General Mills, Inc	3.650	02/15/24	517,190
150,000	General Mills, Inc	4.000	04/17/25	161,640
800,000	General Mills, Inc	3.200	02/10/27	842,385
3,800,000	General Mills, Inc	4.200	04/17/28	4,197,622
100,000	General Mills, Inc	2.875	04/15/30	99,800
150,000	General Mills, Inc	5.400	06/15/40	184,198
100,000	General Mills, Inc	4.150	02/15/43	101,191
200,000	General Mills, Inc	4.700	04/17/48	234,896
300,000	Hershey Co	3.100	05/15/21	299,490
41

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Hershey Co	3.375%	05/15/23	$309,268
300,000	Hershey Co	2.050	11/15/24	298,811
500,000	Hershey Co	2.300	08/15/26	505,635
300,000	Hershey Co	2.450	11/15/29	297,061
300,000	Hershey Co	3.375	08/15/46	296,853
300,000	Hershey Co	3.125	11/15/49	281,418
100,000	Ingredion, Inc	4.625	11/01/20	100,061
300,000	Ingredion, Inc	3.200	10/01/26	321,627
275,000	JM Smucker Co	3.500	10/15/21	279,771
300,000	JM Smucker Co	3.000	03/15/22	304,633
1,475,000	JM Smucker Co	3.500	03/15/25	1,512,164
200,000	JM Smucker Co	3.375	12/15/27	200,826
150,000	JM Smucker Co	2.375	03/15/30	138,253
300,000	JM Smucker Co	4.250	03/15/35	308,414
300,000	JM Smucker Co	4.375	03/15/45	298,343
400,000	JM Smucker Co	3.550	03/15/50	364,801
417,000	Kellogg Co	2.650	12/01/23	419,870
1,800,000	Kellogg Co	3.250	04/01/26	1,857,148
200,000	Kellogg Co	3.400	11/15/27	206,529
800,000	Kellogg Co	4.300	05/15/28	865,304
150,000	Kellogg Co	4.500	04/01/46	167,854
1,025,000	Keurig Dr Pepper, Inc	3.551	05/25/21	1,036,887
1,600,000	Keurig Dr Pepper, Inc	4.057	05/25/23	1,666,290
500,000	Keurig Dr Pepper, Inc	3.130	12/15/23	507,564
275,000	Keurig Dr Pepper, Inc	4.417	05/25/25	293,100
200,000	Keurig Dr Pepper, Inc	3.400	11/15/25	202,939
200,000	Keurig Dr Pepper, Inc	2.550	09/15/26	186,971
2,750,000	Keurig Dr Pepper, Inc	4.597	05/25/28	3,010,859
500,000	Keurig Dr Pepper, Inc	4.420	12/15/46	560,000
750,000	Keurig Dr Pepper, Inc	5.085	05/25/48	935,047
400,000	McCormick & Co, Inc	2.700	08/15/22	401,035
250,000	McCormick & Co, Inc	3.150	08/15/24	248,252
250,000	McCormick & Co, Inc	3.400	08/15/27	256,661
400,000	McCormick & Co, Inc	4.200	08/15/47	437,080
925,000	Mead Johnson Nutrition Co	4.125	11/15/25	1,009,470
350,000	Mead Johnson Nutrition Co	4.600	06/01/44	415,803
800,000	Molson Coors Brewing Co	2.100	07/15/21	781,749
900,000	Molson Coors Brewing Co	3.500	05/01/22	902,768
1,025,000	Molson Coors Brewing Co	3.000	07/15/26	962,805
525,000	Molson Coors Brewing Co	5.000	05/01/42	509,520
1,550,000	Molson Coors Brewing Co	4.200	07/15/46	1,387,267
500,000	Mondelez International, Inc	3.625	05/07/23	524,612
300,000	Mondelez International, Inc	3.625	02/13/26	315,250
500,000	Mondelez International, Inc	4.125	05/07/28	525,446
500,000	Mondelez International, Inc	4.625	05/07/48	565,021
300,000	PepsiCo, Inc	2.000	04/15/21	300,634
200,000	PepsiCo, Inc	3.000	08/25/21	205,458
1,375,000	PepsiCo, Inc	1.700	10/06/21	1,407,617
400,000	PepsiCo, Inc	2.750	03/05/22	411,597
600,000	PepsiCo, Inc	3.100	07/17/22	623,993
700,000	PepsiCo, Inc	2.750	03/01/23	728,674
1,425,000	PepsiCo, Inc	3.600	03/01/24	1,542,630
750,000	PepsiCo, Inc	2.250	03/19/25	778,566
525,000	PepsiCo, Inc	2.750	04/30/25	546,224
42

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$425,000	PepsiCo, Inc	3.500%	07/17/25	$454,681
275,000	PepsiCo, Inc	2.850	02/24/26	289,930
1,300,000	PepsiCo, Inc	2.375	10/06/26	1,352,605
150,000	PepsiCo, Inc	2.625	03/19/27	156,704
500,000	PepsiCo, Inc	2.750	03/19/30	534,294
750,000	PepsiCo, Inc	3.500	03/19/40	843,196
625,000	PepsiCo, Inc	4.000	03/05/42	687,192
200,000	PepsiCo, Inc	3.600	08/13/42	207,654
450,000	PepsiCo, Inc	4.600	07/17/45	540,165
1,600,000	PepsiCo, Inc	4.450	04/14/46	2,091,540
575,000	PepsiCo, Inc	3.450	10/06/46	646,359
925,000	PepsiCo, Inc	4.000	05/02/47	1,110,448
1,250,000	PepsiCo, Inc	3.375	07/29/49	1,403,911
750,000	PepsiCo, Inc	2.875	10/15/49	778,366
750,000	PepsiCo, Inc	3.625	03/19/50	890,027
750,000	PepsiCo, Inc	3.875	03/19/60	942,530
200,000	Philip Morris International, Inc	2.900	11/15/21	201,456
300,000	Philip Morris International, Inc	2.625	02/18/22	304,271
425,000	Philip Morris International, Inc	2.375	08/17/22	432,850
375,000	Philip Morris International, Inc	2.500	08/22/22	379,725
450,000	Philip Morris International, Inc	2.500	11/02/22	451,719
500,000	Philip Morris International, Inc	2.625	03/06/23	490,512
300,000	Philip Morris International, Inc	2.125	05/10/23	298,390
300,000	Philip Morris International, Inc	3.600	11/15/23	312,535
600,000	Philip Morris International, Inc	3.250	11/10/24	632,976
500,000	Philip Morris International, Inc	3.375	08/11/25	520,474
700,000	Philip Morris International, Inc	2.750	02/25/26	700,130
1,300,000	Philip Morris International, Inc	3.125	08/17/27	1,345,189
1,500,000	Philip Morris International, Inc	3.125	03/02/28	1,531,421
1,450,000	Philip Morris International, Inc	3.375	08/15/29	1,528,965
400,000	Philip Morris International, Inc	6.375	05/16/38	544,693
225,000	Philip Morris International, Inc	4.375	11/15/41	256,848
200,000	Philip Morris International, Inc	4.500	03/20/42	234,368
275,000	Philip Morris International, Inc	3.875	08/21/42	292,708
300,000	Philip Morris International, Inc	4.125	03/04/43	313,391
200,000	Philip Morris International, Inc	4.875	11/15/43	241,250
2,000,000	Philip Morris International, Inc	4.250	11/10/44	2,214,701
270,000	Reynolds American, Inc	6.875	05/01/20	270,706
375,000	Reynolds American, Inc	3.250	06/12/20	373,875
2,500,000	Reynolds American, Inc	4.000	06/12/22	2,531,811
200,000	Reynolds American, Inc	4.850	09/15/23	208,082
550,000	Reynolds American, Inc	4.450	06/12/25	560,092
750,000	Reynolds American, Inc	5.700	08/15/35	825,787
65,000	Reynolds American, Inc	7.250	06/15/37	77,174
200,000	Reynolds American, Inc	6.150	09/15/43	217,148
1,775,000	Reynolds American, Inc	5.850	08/15/45	1,908,710
150,000	Tyson Foods, Inc	2.250	08/23/21	150,826
1,600,000	Tyson Foods, Inc	4.500	06/15/22	1,654,089
100,000	Tyson Foods, Inc	3.900	09/28/23	106,335
750,000	Tyson Foods, Inc	3.950	08/15/24	803,096
500,000	Tyson Foods, Inc	4.000	03/01/26	528,911
1,150,000	Tyson Foods, Inc	3.550	06/02/27	1,191,556
500,000	Tyson Foods, Inc	4.350	03/01/29	548,478
43

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Tyson Foods, Inc	5.150%	08/15/44	$591,955
300,000	Tyson Foods, Inc	4.550	06/02/47	329,304
1,700,000	Tyson Foods, Inc	5.100	09/28/48	2,109,202
	TOTAL FOOD, BEVERAGE & TOBACCO			167,641,395

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
500,000	Adventist Health System	2.952	03/01/29	479,859
500,000	Adventist Health System	3.630	03/01/49	517,112
200,000	Advocate Health & Hospitals Corp	3.829	08/15/28	219,657
100,000	Advocate Health & Hospitals Corp	4.272	08/15/48	121,016
600,000	Advocate Health & Hospitals Corp	3.387	10/15/49	623,218
200,000	Allina Health System	3.887	04/15/49	213,359
100,000	AmerisourceBergen Corp	3.500	11/15/21	100,750
400,000	AmerisourceBergen Corp	3.400	05/15/24	408,420
700,000	AmerisourceBergen Corp	3.250	03/01/25	708,321
200,000	AmerisourceBergen Corp	3.450	12/15/27	200,897
700,000	AmerisourceBergen Corp	4.300	12/15/47	728,047
150,000	Anthem, Inc	3.700	08/15/21	151,813
1,000,000	Anthem, Inc	3.125	05/15/22	1,017,129
500,000	Anthem, Inc	3.300	01/15/23	506,840
225,000	Anthem, Inc	3.500	08/15/24	230,894
1,625,000	Anthem, Inc	3.350	12/01/24	1,654,789
500,000	Anthem, Inc	2.375	01/15/25	493,371
850,000	Anthem, Inc	3.650	12/01/27	877,768
1,225,000	Anthem, Inc	4.101	03/01/28	1,318,805
500,000	Anthem, Inc	2.875	09/15/29	486,798
1,150,000	Anthem, Inc	4.625	05/15/42	1,279,126
125,000	Anthem, Inc	4.650	01/15/43	140,989
500,000	Anthem, Inc	5.100	01/15/44	592,949
425,000	Anthem, Inc	4.650	08/15/44	471,083
625,000	Anthem, Inc	4.375	12/01/47	672,773
1,800,000	Anthem, Inc	4.550	03/01/48	2,036,990
500,000	Anthem, Inc	3.700	09/15/49	499,949
500,000	Ascension Health	2.532	11/15/29	517,375
500,000	Ascension Health	3.106	11/15/39	508,614
875,000	Ascension Health	3.945	11/15/46	1,016,180
200,000	Ascension Health	4.847	11/15/53	248,486
300,000	Baxter International, Inc	1.700	08/15/21	299,023
475,000	Baxter International, Inc	2.600	08/15/26	466,396
300,000	Baxter International, Inc	3.500	08/15/46	276,340
290,000	Baylor Scott & White Holdings	4.185	11/15/45	347,164
200,000	Baylor Scott & White Holdings	3.967	11/15/46	232,648
1,450,000	Becton Dickinson & Co	2.894	06/06/22	1,451,194
1,400,000	Becton Dickinson & Co	3.363	06/06/24	1,403,028
601,000	Becton Dickinson & Co	3.734	12/15/24	616,177
2,777,000	Becton Dickinson & Co	3.700	06/06/27	2,822,075
391,000	Becton Dickinson & Co	4.685	12/15/44	411,355
1,000,000	Becton Dickinson & Co	4.669	06/06/47	1,078,946
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	101,379
300,000	Boston Scientific Corp	3.375	05/15/22	309,503
500,000	Boston Scientific Corp	3.450	03/01/24	513,097
1,155,000	Boston Scientific Corp	3.850	05/15/25	1,209,070
500,000	Boston Scientific Corp	3.750	03/01/26	524,460
700,000	Boston Scientific Corp	4.000	03/01/28	738,493
44

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$275,000		Boston Scientific Corp	4.000%	03/01/29	$291,053
700,000		Boston Scientific Corp	4.550	03/01/39	769,540
775,000		Boston Scientific Corp	4.700	03/01/49	886,179
100,000		Cardinal Health, Inc	4.625	12/15/20	100,900
625,000		Cardinal Health, Inc	2.616	06/15/22	627,693
100,000		Cardinal Health, Inc	3.200	06/15/22	101,558
200,000		Cardinal Health, Inc	3.200	03/15/23	200,999
650,000		Cardinal Health, Inc	3.079	06/15/24	643,714
100,000		Cardinal Health, Inc	3.500	11/15/24	101,953
200,000		Cardinal Health, Inc	3.750	09/15/25	205,802
1,475,000		Cardinal Health, Inc	3.410	06/15/27	1,497,995
100,000		Cardinal Health, Inc	4.600	03/15/43	100,922
200,000		Cardinal Health, Inc	4.500	11/15/44	198,669
200,000		Cardinal Health, Inc	4.900	09/15/45	210,233
500,000		Cardinal Health, Inc	4.368	06/15/47	501,972
200,000		CHRISTUS Health	4.341	07/01/28	227,903
540,000		Cigna Corp	5.125	06/15/20	541,885
500,000		Cigna Corp	3.200	09/17/20	500,720
1,500,000		Cigna Corp	3.400	09/17/21	1,522,404
525,000	g	Cigna Corp	3.900	02/15/22	536,619
1,100,000	g	Cigna Corp	3.000	07/15/23	1,125,360
1,147,000		Cigna Corp	3.750	07/15/23	1,180,590
300,000	g	Cigna Corp	3.500	06/15/24	310,325
900,000	g	Cigna Corp	3.250	04/15/25	918,651
2,150,000		Cigna Corp	4.125	11/15/25	2,302,145
150,000	g	Cigna Corp	4.500	02/25/26	161,966
1,475,000	g	Cigna Corp	3.400	03/01/27	1,496,036
300,000	g	Cigna Corp	3.050	10/15/27	298,432
4,275,000		Cigna Corp	4.375	10/15/28	4,598,359
250,000		Cigna Corp	2.400	03/15/30	236,483
1,700,000		Cigna Corp	4.800	08/15/38	1,910,574
225,000		Cigna Corp	3.200	03/15/40	206,068
93,000	g	Cigna Corp	6.125	11/15/41	121,301
975,000	g	Cigna Corp	4.800	07/15/46	1,158,217
1,150,000	g	Cigna Corp	3.875	10/15/47	1,157,178
2,450,000		Cigna Corp	4.900	12/15/48	2,961,304
750,000		Cigna Corp	3.400	03/15/50	714,357
600,000		City of Hope	4.378	08/15/48	717,586
150,000		Covidien International Finance S.A.	3.200	06/15/22	155,072
100,000		Dartmouth-Hitchcock Health	4.178	08/01/48	110,182
200,000		Dignity Health	5.267	11/01/64	233,512
400,000		Duke University Health System, Inc	3.920	06/01/47	454,991
400,000		Edwards Lifesciences Corp	4.300	06/15/28	436,156
200,000		Hackensack Meridian Health, Inc	4.211	07/01/48	231,639
200,000		Hackensack Meridian Health, Inc	4.500	07/01/57	243,550
685,000		Hartford HealthCare Corp	3.447	07/01/54	650,423
2,500,000		HCA, Inc	5.000	03/15/24	2,588,836
2,000,000		HCA, Inc	4.500	02/15/27	2,058,693
225,000		HCA, Inc	5.125	06/15/39	232,390
875,000		HCA, Inc	5.500	06/15/47	952,899
2,500,000		HCA, Inc	5.250	06/15/49	2,668,665
400,000		Hillenbrand, Inc	4.500	09/15/26	407,639
200,000		Indiana University Health, Inc Obligated Group	3.970	11/01/48	226,892
45

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	Johns Hopkins Health System Corp	3.837%	05/15/46	$406,691
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	102,690
500,000	Kaiser Foundation Hospitals	3.150	05/01/27	514,543
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	117,707
1,265,000	Kaiser Foundation Hospitals	4.150	05/01/47	1,470,401
1,000,000	Kaiser Foundation Hospitals	3.266	11/01/49	995,978
200,000	Keysight Technologies, Inc	4.550	10/30/24	208,879
600,000	Keysight Technologies, Inc	4.600	04/06/27	615,542
500,000	Keysight Technologies, Inc	3.000	10/30/29	472,377
1,500,000	Laboratory Corp of America Holdings	3.200	02/01/22	1,512,158
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	206,228
700,000	Laboratory Corp of America Holdings	4.000	11/01/23	724,724
200,000	Laboratory Corp of America Holdings	3.250	09/01/24	205,220
500,000	Laboratory Corp of America Holdings	2.300	12/01/24	494,973
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	103,984
300,000	Laboratory Corp of America Holdings	3.600	09/01/27	312,079
500,000	Laboratory Corp of America Holdings	2.950	12/01/29	482,408
800,000	Laboratory Corp of America Holdings	4.700	02/01/45	909,506
200,000	Mayo Clinic	4.000	11/15/47	232,073
200,000	Mayo Clinic	4.128	11/15/52	238,213
300,000	McKesson Corp	3.650	11/30/20	302,157
600,000	McKesson Corp	2.700	12/15/22	606,528
200,000	McKesson Corp	2.850	03/15/23	203,066
1,925,000	McKesson Corp	3.796	03/15/24	1,997,385
500,000	McKesson Corp	3.950	02/16/28	525,834
300,000	McKesson Corp	4.750	05/30/29	341,163
200,000	McLaren Health Care Corp	4.386	05/15/48	233,812
433,000	Medtronic, Inc	3.150	03/15/22	448,912
2,059,000	Medtronic, Inc	3.500	03/15/25	2,217,772
2,777,000	Medtronic, Inc	4.375	03/15/35	3,458,162
1,074,000	Medtronic, Inc	4.625	03/15/45	1,420,488
500,000	Memorial Health Services	3.447	11/01/49	512,016
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	237,705
500,000	Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	603,912
200,000	Mercy Health	4.302	07/01/28	233,657
500,000	Montefiore Obligated Group	5.246	11/01/48	516,799
750,000	Montefiore Obligated Group	4.287	09/01/50	645,779
100,000	Mount Sinai Hospitals Group, Inc	3.981	07/01/48	104,760
600,000	Mount Sinai Hospitals Group, Inc	3.737	07/01/49	615,281
300,000	New York and Presbyterian Hospital	4.024	08/01/45	346,576
150,000	New York and Presbyterian Hospital	4.063	08/01/56	179,154
500,000	New York and Presbyterian Hospital	3.954	08/01/19	502,039
140,000	Northwell Healthcare, Inc	3.979	11/01/46	144,427
675,000	Northwell Healthcare, Inc	4.260	11/01/47	721,884
500,000	Northwell Healthcare, Inc	3.809	11/01/49	498,799
350,000	NYU Hospitals Center	5.750	07/01/43	450,131
250,000	NYU Hospitals Center	4.368	07/01/47	267,057
915,000	NYU Langone Hospitals	3.380	07/01/55	850,630
100,000	Orlando Health Obligated Group	4.089	10/01/48	106,339
200,000	PeaceHealth Obligated Group	4.787	11/15/48	251,833
500,000	PerkinElmer, Inc	3.300	09/15/29	472,635
200,000	Providence St. Joseph Health Obligated Group	2.746	10/01/26	213,539
570,000	Providence St. Joseph Health Obligated Group	2.532	10/01/29	558,449
100,000	Providence St. Joseph Health Obligated Group	3.744	10/01/47	106,510
46

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	Providence St. Joseph Health Obligated Group	3.930%	10/01/48	$385,529
400,000	Quest Diagnostics, Inc	4.700	04/01/21	404,605
125,000	Quest Diagnostics, Inc	3.500	03/30/25	127,904
225,000	Quest Diagnostics, Inc	3.450	06/01/26	231,148
500,000	Quest Diagnostics, Inc	4.200	06/30/29	545,026
1,250,000	Quest Diagnostics, Inc	2.950	06/30/30	1,244,240
300,000	Quest Diagnostics, Inc	4.700	03/30/45	330,850
200,000	RWJ Barnabas Health, Inc	3.949	07/01/46	221,854
300,000	SSM Health Care Corp	3.688	06/01/23	304,686
400,000	SSM Health Care Corp	3.823	06/01/27	415,536
500,000	Stanford Health Care	3.795	11/15/48	547,088
850,000	Stryker Corp	2.625	03/15/21	851,173
200,000	Stryker Corp	3.375	11/01/25	211,533
1,600,000	Stryker Corp	3.500	03/15/26	1,668,806
500,000	Stryker Corp	3.650	03/07/28	532,709
200,000	Stryker Corp	4.100	04/01/43	217,595
200,000	Stryker Corp	4.375	05/15/44	208,941
550,000	Stryker Corp	4.625	03/15/46	648,224
200,000	Sutter Health	3.695	08/15/28	210,066
200,000	Sutter Health	4.091	08/15/48	213,963
100,000	Texas Health Resources	4.330	11/15/55	115,423
1,300,000	Thermo Fisher Scientific, Inc	3.000	04/15/23	1,333,437
850,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	911,598
150,000	Thermo Fisher Scientific, Inc	3.650	12/15/25	155,470
975,000	Thermo Fisher Scientific, Inc	2.950	09/19/26	986,830
1,150,000	Thermo Fisher Scientific, Inc	3.200	08/15/27	1,177,734
1,500,000	Thermo Fisher Scientific, Inc	2.600	10/01/29	1,447,436
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	246,430
200,000	Thermo Fisher Scientific, Inc	4.100	08/15/47	208,057
300,000	Trinity Health Corp	4.125	12/01/45	350,638
185,000	Trinity Health Corp	3.434	12/01/48	193,560
700,000	UnitedHealth Group, Inc	4.700	02/15/21	711,952
300,000	UnitedHealth Group, Inc	2.125	03/15/21	300,277
675,000	UnitedHealth Group, Inc	3.150	06/15/21	685,978
500,000	UnitedHealth Group, Inc	2.875	12/15/21	510,412
250,000	UnitedHealth Group, Inc	2.875	03/15/22	256,861
800,000	UnitedHealth Group, Inc	3.350	07/15/22	827,895
625,000	UnitedHealth Group, Inc	2.375	10/15/22	634,858
325,000	UnitedHealth Group, Inc	2.750	02/15/23	333,586
400,000	UnitedHealth Group, Inc	2.875	03/15/23	415,283
1,650,000	UnitedHealth Group, Inc	3.500	02/15/24	1,755,715
750,000	UnitedHealth Group, Inc	2.375	08/15/24	768,925
450,000	UnitedHealth Group, Inc	3.750	07/15/25	488,143
500,000	UnitedHealth Group, Inc	3.700	12/15/25	540,681
1,475,000	UnitedHealth Group, Inc	3.100	03/15/26	1,558,592
200,000	UnitedHealth Group, Inc	3.450	01/15/27	215,414
300,000	UnitedHealth Group, Inc	3.375	04/15/27	320,839
1,700,000	UnitedHealth Group, Inc	2.950	10/15/27	1,782,377
2,375,000	UnitedHealth Group, Inc	3.850	06/15/28	2,648,073
500,000	UnitedHealth Group, Inc	3.875	12/15/28	563,261
1,000,000	UnitedHealth Group, Inc	2.875	08/15/29	1,053,879
925,000	UnitedHealth Group, Inc	4.625	07/15/35	1,102,597
150,000	UnitedHealth Group, Inc	5.800	03/15/36	195,556
47

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$365,000	UnitedHealth Group, Inc	6.625%	11/15/37	$510,654
200,000	UnitedHealth Group, Inc	6.875	02/15/38	294,497
275,000	UnitedHealth Group, Inc	3.500	08/15/39	295,757
300,000	UnitedHealth Group, Inc	4.375	03/15/42	358,873
350,000	UnitedHealth Group, Inc	3.950	10/15/42	391,998
375,000	UnitedHealth Group, Inc	4.250	03/15/43	442,092
1,500,000	UnitedHealth Group, Inc	4.750	07/15/45	1,912,557
800,000	UnitedHealth Group, Inc	4.200	01/15/47	948,274
300,000	UnitedHealth Group, Inc	4.250	04/15/47	356,479
500,000	UnitedHealth Group, Inc	3.750	10/15/47	559,015
1,700,000	UnitedHealth Group, Inc	4.250	06/15/48	2,013,336
1,600,000	UnitedHealth Group, Inc	4.450	12/15/48	2,008,544
1,000,000	UnitedHealth Group, Inc	3.700	08/15/49	1,112,795
1,250,000	UnitedHealth Group, Inc	3.875	08/15/59	1,361,604
750,000	Zimmer Biomet Holdings, Inc	3.150	04/01/22	749,918
250,000	Zimmer Biomet Holdings, Inc	3.700	03/19/23	256,175
2,575,000	Zimmer Biomet Holdings, Inc	3.550	04/01/25	2,592,315
225,000	Zimmer Biomet Holdings, Inc	3.050	01/15/26	221,121
300,000	Zimmer Biomet Holdings, Inc	3.550	03/20/30	299,854
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			157,065,574

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	98,524
100,000	Clorox Co	3.050	09/15/22	103,370
200,000	Clorox Co	3.500	12/15/24	216,428
300,000	Clorox Co	3.100	10/01/27	312,822
500,000	Clorox Co	3.900	05/15/28	550,664
200,000	Colgate-Palmolive Co	2.300	05/03/22	203,236
1,100,000	Colgate-Palmolive Co	2.250	11/15/22	1,095,880
200,000	Colgate-Palmolive Co	1.950	02/01/23	202,939
300,000	Colgate-Palmolive Co	3.250	03/15/24	312,339
60,000	Colgate-Palmolive Co	6.450	06/16/28	74,158
300,000	Colgate-Palmolive Co	4.000	08/15/45	344,581
550,000	Colgate-Palmolive Co	3.700	08/01/47	629,617
486,000	Ecolab, Inc	4.350	12/08/21	500,431
300,000	Ecolab, Inc	2.375	08/10/22	305,550
200,000	Ecolab, Inc	3.250	01/14/23	199,635
750,000	Ecolab, Inc	2.700	11/01/26	764,027
300,000	Ecolab, Inc	3.250	12/01/27	280,730
575,000	Ecolab, Inc	4.800	03/24/30	654,597
14,000	Ecolab, Inc	5.500	12/08/41	16,121
710,000	Ecolab, Inc	3.950	12/01/47	739,401
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	201,649
125,000	Estee Lauder Cos, Inc	2.000	12/01/24	124,520
450,000	Estee Lauder Cos, Inc	3.150	03/15/27	461,183
200,000	Estee Lauder Cos, Inc	2.375	12/01/29	194,019
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	127,115
300,000	Estee Lauder Cos, Inc	4.375	06/15/45	337,368
375,000	Estee Lauder Cos, Inc	4.150	03/15/47	404,292
700,000	Estee Lauder Cos, Inc	3.125	12/01/49	679,852
125,000	Kimberly-Clark Corp	2.400	03/01/22	125,950
950,000	Kimberly-Clark Corp	3.050	08/15/25	1,017,142
412,000	Kimberly-Clark Corp	3.950	11/01/28	471,400
1,500,000	Kimberly-Clark Corp	3.200	04/25/29	1,611,844
48

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Kimberly-Clark Corp	6.625%	08/01/37	$292,364
725,000	Kimberly-Clark Corp	3.200	07/30/46	674,647
200,000	Kimberly-Clark Corp	3.900	05/04/47	221,739
300,000	Kimberly-Clark Corp	2.875	02/07/50	291,181
500,000	Procter & Gamble Co	1.850	02/02/21	504,326
800,000	Procter & Gamble Co	2.300	02/06/22	818,099
2,400,000	Procter & Gamble Co	2.150	08/11/22	2,449,012
600,000	Procter & Gamble Co	3.100	08/15/23	634,837
750,000	Procter & Gamble Co	2.700	02/02/26	799,610
1,750,000	Procter & Gamble Co	2.450	11/03/26	1,847,329
750,000	Procter & Gamble Co	2.850	08/11/27	819,672
700,000	Procter & Gamble Co	3.500	10/25/47	755,941
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			23,470,141

INSURANCE - 0.8%
250,000	ACE INA Holdings, Inc	2.700	03/13/23	256,642
700,000	ACE INA Holdings, Inc	3.150	03/15/25	729,896
2,325,000	ACE INA Holdings, Inc	3.350	05/03/26	2,462,280
150,000	ACE INA Holdings, Inc	4.150	03/13/43	163,881
1,600,000	ACE INA Holdings, Inc	4.350	11/03/45	1,939,395
500,000	Aegon NV	5.500	04/11/48	497,250
1,175,000	Aetna, Inc	2.750	11/15/22	1,182,056
1,125,000	Aetna, Inc	2.800	06/15/23	1,131,939
325,000	Aetna, Inc	3.500	11/15/24	330,553
440,000	Aetna, Inc	6.625	06/15/36	559,451
350,000	Aetna, Inc	4.500	05/15/42	373,830
500,000	Aetna, Inc	4.125	11/15/42	507,189
1,050,000	Aetna, Inc	3.875	08/15/47	1,074,567
600,000	Aflac, Inc	3.625	06/15/23	598,856
525,000	Aflac, Inc	3.625	11/15/24	551,495
200,000	Aflac, Inc	2.875	10/15/26	197,501
375,000	Aflac, Inc	3.600	04/01/30	379,615
200,000	Aflac, Inc	4.000	10/15/46	186,168
500,000	Aflac, Inc	4.750	01/15/49	552,739
300,000	Alleghany Corp	4.950	06/27/22	315,523
200,000	Alleghany Corp	4.900	09/15/44	216,101
300,000	Allied World Assurance Co Holdings Ltd	4.350	10/29/25	306,340
1,250,000	Allstate Corp	3.150	06/15/23	1,269,411
275,000	Allstate Corp	3.280	12/15/26	285,265
600,000	Allstate Corp	4.500	06/15/43	716,298
975,000	Allstate Corp	4.200	12/15/46	1,081,563
250,000	Allstate Corp	3.850	08/10/49	275,252
200,000	Allstate Corp	5.750	08/15/53	180,000
300,000	American Financial Group, Inc	3.500	08/15/26	285,565
325,000	American Financial Group, Inc	5.250	04/02/30	316,152
400,000	American Financial Group, Inc	4.500	06/15/47	399,032
300,000	American International Group, Inc	3.300	03/01/21	300,222
1,925,000	American International Group, Inc	4.875	06/01/22	1,990,147
600,000	American International Group, Inc	4.125	02/15/24	629,651
750,000	American International Group, Inc	3.750	07/10/25	750,834
1,125,000	American International Group, Inc	3.900	04/01/26	1,172,158
825,000	American International Group, Inc	4.200	04/01/28	865,759
2,600,000	American International Group, Inc	4.250	03/15/29	2,717,332
49

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,675,000	American International Group, Inc	3.875%	01/15/35	$1,641,969
300,000	American International Group, Inc	4.700	07/10/35	311,690
925,000	American International Group, Inc	6.250	05/01/36	1,102,087
725,000	American International Group, Inc	4.500	07/16/44	741,060
300,000	American International Group, Inc	4.800	07/10/45	319,104
1,000,000	American International Group, Inc	4.750	04/01/48	1,056,701
300,000	American International Group, Inc	5.750	04/01/48	262,560
200,000	American International Group, Inc	4.375	01/15/55	194,751
300,000	Aon Corp	2.200	11/15/22	298,530
200,000	Aon Corp	4.500	12/15/28	222,332
450,000	Aon Corp	3.750	05/02/29	474,705
200,000	Aon Corp	6.250	09/30/40	267,434
200,000	Aon plc	2.800	03/15/21	200,084
200,000	Aon plc	4.000	11/27/23	210,125
300,000	Aon plc	3.500	06/14/24	313,295
2,450,000	Aon plc	3.875	12/15/25	2,595,084
550,000	Aon plc	4.750	05/15/45	656,119
1,050,000	Arch Capital Group Ltd	4.011	12/15/26	1,060,919
200,000	Arch Capital Group Ltd	5.031	12/15/46	233,199
300,000	Arch Capital Group US, Inc	5.144	11/01/43	369,884
200,000	Aspen Insurance Holdings Ltd	4.650	11/15/23	194,771
100,000	Assurant, Inc	4.000	03/15/23	103,166
300,000	Assurant, Inc	4.200	09/27/23	318,686
300,000	Assurant, Inc	4.900	03/27/28	339,516
500,000	Assurant, Inc	3.700	02/22/30	488,580
7,000	Assurant, Inc	6.750	02/15/34	9,317
200,000	Assured Guaranty US Holdings, Inc	5.000	07/01/24	190,993
675,000	Athene Holding Ltd	4.125	01/12/28	609,998
500,000	Athene Holding Ltd	6.150	04/03/30	499,040
770,000	AXA S.A.	8.600	12/15/30	1,024,177
50,000	AXIS Specialty Finance LLC	5.875	06/01/20	50,354
300,000	AXIS Specialty Finance LLC	3.900	07/15/29	310,846
250,000	AXIS Specialty Finance LLC	4.900	01/15/40	211,250
200,000	AXIS Specialty Finance plc	4.000	12/06/27	209,810
275,000	Berkshire Hathaway Finance Corp	3.000	05/15/22	287,102
100,000	Berkshire Hathaway Finance Corp	1.850	03/12/30	97,200
300,000	Berkshire Hathaway Finance Corp	4.400	05/15/42	364,049
2,175,000	Berkshire Hathaway Finance Corp	4.200	08/15/48	2,557,216
1,725,000	Berkshire Hathaway Finance Corp	4.250	01/15/49	2,124,357
1,475,000	Brighthouse Financial, Inc	3.700	06/22/27	1,279,883
725,000	Brighthouse Financial, Inc	4.700	06/22/47	581,347
500,000	Brown & Brown, Inc	4.500	03/15/29	538,851
450,000	Chubb Corp	6.000	05/11/37	618,168
1,225,000	Chubb INA Holdings, Inc	2.875	11/03/22	1,243,145
200,000	Cincinnati Financial Corp	6.920	05/15/28	271,703
500,000	CNA Financial Corp	5.750	08/15/21	512,338
690,000	CNA Financial Corp	3.950	05/15/24	716,797
200,000	CNA Financial Corp	4.500	03/01/26	208,504
225,000	CNA Financial Corp	3.450	08/15/27	208,400
100,000	CNA Financial Corp	3.900	05/01/29	99,764
200,000	Enstar Group Ltd	4.500	03/10/22	199,442
500,000	Enstar Group Ltd	4.950	06/01/29	471,378
300,000	Everest Reinsurance Holdings, Inc	4.868	06/01/44	327,797
400,000	Fairfax Financial Holdings Ltd	4.850	04/17/28	431,545
50

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Fidelity National Financial, Inc	5.500%	09/01/22	$274,355
300,000	Fidelity National Financial, Inc	4.500	08/15/28	344,391
200,000	Hanover Insurance Group, Inc	4.500	04/15/26	208,928
750,000	Hartford Financial Services Group, Inc	2.800	08/19/29	730,114
400,000	Hartford Financial Services Group, Inc	4.300	04/15/43	415,177
450,000	Hartford Financial Services Group, Inc	4.400	03/15/48	474,523
450,000	Hartford Financial Services Group, Inc	3.600	08/19/49	422,214
250,000	Humana, Inc	2.500	12/15/20	248,882
100,000	Humana, Inc	3.150	12/01/22	99,765
400,000	Humana, Inc	2.900	12/15/22	397,931
300,000	Humana, Inc	3.850	10/01/24	305,134
600,000	Humana, Inc	3.950	03/15/27	610,364
175,000	Humana, Inc	3.125	08/15/29	165,418
200,000	Humana, Inc	4.625	12/01/42	219,760
300,000	Humana, Inc	4.950	10/01/44	340,938
600,000	Humana, Inc	4.800	03/15/47	671,362
500,000	Humana, Inc	3.950	08/15/49	493,766
200,000	Kemper Corp	4.350	02/15/25	204,871
400,000	Leucadia National Corp	5.500	10/18/23	403,654
400,000	Lincoln National Corp	4.200	03/15/22	406,144
625,000	Lincoln National Corp	4.000	09/01/23	625,111
175,000	Lincoln National Corp	3.350	03/09/25	175,042
600,000	Lincoln National Corp	3.625	12/12/26	626,721
1,175,000	Lincoln National Corp	3.800	03/01/28	1,169,943
650,000	Lincoln National Corp	3.050	01/15/30	604,137
150,000	Lincoln National Corp	7.000	06/15/40	165,443
250,000	Lincoln National Corp	4.350	03/01/48	228,772
200,000	Loews Corp	2.625	05/15/23	199,860
800,000	Loews Corp	3.750	04/01/26	830,368
200,000	Loews Corp	4.125	05/15/43	194,749
700,000	Manulife Financial Corp	4.150	03/04/26	717,674
1,300,000	Manulife Financial Corp	4.061	02/24/32	1,253,694
200,000	Manulife Financial Corp	5.375	03/04/46	239,170
150,000	Markel Corp	4.900	07/01/22	150,660
600,000	Markel Corp	3.500	11/01/27	547,240
200,000	Markel Corp	3.350	09/17/29	188,817
150,000	Markel Corp	5.000	04/05/46	166,789
100,000	Markel Corp	4.300	11/01/47	93,214
750,000	Markel Corp	5.000	05/20/49	814,509
200,000	Markel Corp	4.150	09/17/50	180,861
100,000	Marsh & McLennan Cos, Inc	3.500	12/29/20	100,741
725,000	Marsh & McLennan Cos, Inc	3.875	03/15/24	759,293
2,300,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	2,383,705
1,700,000	Marsh & McLennan Cos, Inc	4.375	03/15/29	1,888,414
250,000	Marsh & McLennan Cos, Inc	4.750	03/15/39	294,524
100,000	Marsh & McLennan Cos, Inc	4.350	01/30/47	103,913
300,000	Marsh & McLennan Cos, Inc	4.200	03/01/48	332,629
1,200,000	Marsh & McLennan Cos, Inc	4.900	03/15/49	1,534,513
200,000	Mercury General Corp	4.400	03/15/27	216,895
700,000	MetLife, Inc	3.048	12/15/22	711,562
525,000	MetLife, Inc	4.368	09/15/23	553,080
700,000	MetLife, Inc	3.600	04/10/24	737,020
700,000	MetLife, Inc	3.600	11/13/25	732,080
51

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$675,000	MetLife, Inc	6.375%	06/15/34	$876,790
1,530,000	MetLife, Inc	5.700	06/15/35	1,752,116
130,000	MetLife, Inc	5.875	02/06/41	166,152
450,000	MetLife, Inc	4.125	08/13/42	473,697
750,000	MetLife, Inc	4.875	11/13/43	862,956
500,000	MetLife, Inc	4.721	12/15/44	559,298
800,000	MetLife, Inc	4.050	03/01/45	837,526
1,650,000	MetLife, Inc	4.600	05/13/46	1,818,254
200,000	Montpelier Re Holdings Ltd	4.700	10/15/22	209,014
20,000	Nationwide Financial Services	6.750	05/15/37	21,100
200,000	Old Republic International Corp	4.875	10/01/24	211,244
100,000	Old Republic International Corp	3.875	08/26/26	102,653
500,000	PartnerRe Finance B LLC	3.700	07/02/29	563,151
100,000	Primerica, Inc	4.750	07/15/22	103,293
100,000	Principal Financial Group, Inc	3.300	09/15/22	100,050
150,000	Principal Financial Group, Inc	3.125	05/15/23	148,802
200,000	Principal Financial Group, Inc	3.400	05/15/25	201,044
850,000	Principal Financial Group, Inc	3.100	11/15/26	863,179
100,000	Principal Financial Group, Inc	3.700	05/15/29	103,291
100,000	Principal Financial Group, Inc	4.625	09/15/42	102,131
200,000	Principal Financial Group, Inc	4.350	05/15/43	222,216
300,000	Principal Financial Group, Inc	4.300	11/15/46	297,394
200,000	Principal Financial Group, Inc	4.700	05/15/55	176,000
650,000	Progressive Corp	2.450	01/15/27	650,343
250,000	Progressive Corp	4.000	03/01/29	275,339
100,000	Progressive Corp	3.200	03/26/30	108,638
120,000	Progressive Corp	6.250	12/01/32	161,877
300,000	Progressive Corp	4.350	04/25/44	335,742
300,000	Progressive Corp	3.700	01/26/45	304,629
950,000	Progressive Corp	4.125	04/15/47	1,116,781
750,000	Progressive Corp	4.200	03/15/48	844,744
100,000	Progressive Corp	3.950	03/26/50	115,405
891,000	Prudential Financial, Inc	4.500	11/16/21	898,668
200,000	Prudential Financial, Inc	1.500	03/10/26	187,713
300,000	Prudential Financial, Inc	3.878	03/27/28	311,899
500,000	Prudential Financial, Inc	2.100	03/10/30	459,657
450,000	Prudential Financial, Inc	5.700	12/14/36	525,356
500,000	Prudential Financial, Inc	3.000	03/10/40	453,933
600,000	Prudential Financial, Inc	5.200	03/15/44	525,906
1,700,000	Prudential Financial, Inc	4.600	05/15/44	1,780,172
200,000	Prudential Financial, Inc	5.375	05/15/45	190,940
2,300,000	Prudential Financial, Inc	4.500	09/15/47	1,794,000
300,000	Prudential Financial, Inc	4.418	03/27/48	308,865
2,400,000	Prudential Financial, Inc	5.700	09/15/48	2,220,000
799,000	Prudential Financial, Inc	3.935	12/07/49	784,398
450,000	Prudential Financial, Inc	4.350	02/25/50	462,395
1,000,000	Prudential Financial, Inc	3.700	03/13/51	937,095
100,000	Reinsurance Group of America, Inc	5.000	06/01/21	103,706
250,000	Reinsurance Group of America, Inc	4.700	09/15/23	275,216
750,000	Reinsurance Group of America, Inc	3.900	05/15/29	732,271
200,000	RenaissanceRe Finance, Inc	3.700	04/01/25	214,654
200,000	RenaissanceRe Finance, Inc	3.450	07/01/27	208,598
300,000	RenaissanceRe Holdings Ltd	3.600	04/15/29	294,739
250,000	Torchmark Corp	3.800	09/15/22	265,339
52

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	Torchmark Corp	4.550%	09/15/28	$362,532
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	29,621
600,000	Travelers Cos, Inc	5.350	11/01/40	793,574
200,000	Travelers Cos, Inc	4.600	08/01/43	240,053
250,000	Travelers Cos, Inc	4.300	08/25/45	297,190
400,000	Travelers Cos, Inc	3.750	05/15/46	442,973
1,100,000	Travelers Cos, Inc	4.000	05/30/47	1,239,667
500,000	Travelers Cos, Inc	4.050	03/07/48	571,143
900,000	Travelers Cos, Inc	4.100	03/04/49	1,058,791
100,000	Travelers Property Casualty Corp	6.375	03/15/33	135,686
110,000	Unum Group	5.625	09/15/20	110,246
200,000	Unum Group	4.000	03/15/24	197,606
500,000	Unum Group	4.000	06/15/29	480,152
300,000	Unum Group	5.750	08/15/42	292,060
500,000	Unum Group	4.500	12/15/49	387,832
200,000	Verisk Analytics, Inc	5.800	05/01/21	202,236
500,000	Verisk Analytics, Inc	4.000	06/15/25	533,795
850,000	Verisk Analytics, Inc	4.125	03/15/29	897,275
300,000	Verisk Analytics, Inc	5.500	06/15/45	381,506
200,000	Voya Financial, Inc	3.125	07/15/24	201,763
550,000	Voya Financial, Inc	3.650	06/15/26	550,946
200,000	Voya Financial, Inc	5.700	07/15/43	232,511
200,000	Voya Financial, Inc	4.800	06/15/46	211,231
200,000	Willis Group Holdings plc	5.750	03/15/21	204,943
425,000	Willis North America, Inc	3.600	05/15/24	438,643
500,000	Willis North America, Inc	4.500	09/15/28	548,932
750,000	Willis North America, Inc	2.950	09/15/29	712,917
300,000	Willis North America, Inc	5.050	09/15/48	369,647
500,000	Willis North America, Inc	3.875	09/15/49	514,921
165,000	WR Berkley Corp	5.375	09/15/20	165,290
250,000	WR Berkley Corp	4.625	03/15/22	214,747
200,000	WR Berkley Corp	4.750	08/01/44	233,305
455,000	XLIT Ltd	4.450	03/31/25	469,977
200,000	XLIT Ltd	5.250	12/15/43	226,280
300,000	XLIT Ltd	5.500	03/31/45	347,465
	TOTAL INSURANCE			127,855,689

MATERIALS - 0.7%
500,000	3M Co	3.000	09/14/21	511,597
625,000	3M Co	2.750	03/01/22	629,239
500,000	3M Co	1.750	02/14/23	501,766
300,000	3M Co	2.250	03/15/23	312,015
600,000	3M Co	3.250	02/14/24	635,140
1,000,000	3M Co	2.000	02/14/25	1,029,155
1,200,000	3M Co	3.000	08/07/25	1,259,962
675,000	3M Co	2.875	10/15/27	717,799
925,000	3M Co	3.625	09/14/28	1,012,039
500,000	3M Co	3.375	03/01/29	535,005
1,000,000	3M Co	2.375	08/26/29	1,004,743
200,000	3M Co	3.125	09/19/46	181,744
300,000	3M Co	3.625	10/15/47	301,638
1,150,000	3M Co	4.000	09/14/48	1,328,466
875,000	3M Co	3.250	08/26/49	885,990
53

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Air Products & Chemicals, Inc	3.000%	11/03/21	$151,759
150,000		Air Products & Chemicals, Inc	2.750	02/03/23	151,893
300,000		Air Products & Chemicals, Inc	3.350	07/31/24	311,818
200,000		Airgas, Inc	3.650	07/15/24	218,646
200,000		Albemarle Corp	4.150	12/01/24	206,378
750,000	g	Albemarle Wodgina Pty Ltd	3.450	11/15/29	736,036
750,000		ArcelorMittal	3.600	07/16/24	683,713
2,000,000		ArcelorMittal	6.125	06/01/25	1,980,155
1,000,000		ArcelorMittal	4.550	03/11/26	897,536
500,000		ArcelorMittal	4.250	07/16/29	447,513
300,000		Avery Dennison Corp	4.875	12/06/28	342,897
500,000		Avery Dennison Corp	2.650	04/30/30	465,368
100,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	123,239
2,250,000		Barrick Gold Corp	5.250	04/01/42	2,657,356
500,000		Barrick North America Finance LLC	5.750	05/01/43	641,116
100,000	g	Bemis Co, Inc	3.100	09/15/26	94,754
2,000,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	1,922,078
825,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	986,576
1,925,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	2,529,343
600,000		Braskem Finance Ltd	6.450	02/03/24	585,000
200,000		Cabot Corp	3.700	07/15/22	202,955
500,000		Cabot Corp	4.000	07/01/29	549,534
400,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	376,000
375,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	324,000
200,000		Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	156,000
100,000		Church & Dwight Co, Inc	2.450	08/01/22	98,628
250,000		Church & Dwight Co, Inc	2.875	10/01/22	245,988
500,000		Church & Dwight Co, Inc	3.150	08/01/27	503,561
100,000		Church & Dwight Co, Inc	3.950	08/01/47	90,589
200,000		Domtar Corp	4.400	04/01/22	204,642
500,000		Dow Chemical Co	3.150	05/15/24	492,462
1,525,000		Dow Chemical Co	3.500	10/01/24	1,508,131
200,000		Dow Chemical Co	4.550	11/30/25	212,215
750,000		Dow Chemical Co	3.625	05/15/26	734,009
300,000		Dow Chemical Co	4.800	11/30/28	323,650
175,000		Dow Chemical Co	7.375	11/01/29	221,948
1,400,000		Dow Chemical Co	4.250	10/01/34	1,378,133
225,000		Dow Chemical Co	9.400	05/15/39	338,661
275,000		Dow Chemical Co	5.250	11/15/41	278,316
1,200,000		Dow Chemical Co	4.375	11/15/42	1,170,935
400,000		Dow Chemical Co	4.625	10/01/44	370,095
825,000		Dow Chemical Co	5.550	11/30/48	927,517
750,000		Dow Chemical Co	4.800	05/15/49	775,268
1,550,000		DowDuPont, Inc	4.205	11/15/23	1,626,367
1,600,000		DowDuPont, Inc	4.493	11/15/25	1,720,738
2,300,000		DowDuPont, Inc	4.725	11/15/28	2,522,861
150,000		DowDuPont, Inc	5.319	11/15/38	168,647
2,325,000		DowDuPont, Inc	5.419	11/15/48	2,561,256
100,000		Eastman Chemical Co	3.500	12/01/21	102,955
272,000		Eastman Chemical Co	3.600	08/15/22	275,721
727,000		Eastman Chemical Co	3.800	03/15/25	735,604
700,000		Eastman Chemical Co	4.500	12/01/28	738,487
150,000		Eastman Chemical Co	4.800	09/01/42	172,297
525,000		Eastman Chemical Co	4.650	10/15/44	564,149
54

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Fibria Overseas Finance Ltd	4.000%	01/14/25	$462,500
700,000	Fibria Overseas Finance Ltd	5.500	01/17/27	673,540
100,000	FMC Corp	3.950	02/01/22	104,452
200,000	FMC Corp	4.100	02/01/24	208,348
500,000	FMC Corp	3.200	10/01/26	503,342
500,000	FMC Corp	3.450	10/01/29	500,349
500,000	FMC Corp	4.500	10/01/49	483,322
300,000	Georgia-Pacific LLC	8.000	01/15/24	363,773
750,000	Georgia-Pacific LLC	7.750	11/15/29	1,070,419
100,000	Hexcel Corp	3.950	02/15/27	99,153
100,000	Hubbell, Inc	3.625	11/15/22	99,007
200,000	Hubbell, Inc	3.350	03/01/26	212,214
500,000	Hubbell, Inc	3.150	08/15/27	528,260
200,000	Hubbell, Inc	3.500	02/15/28	217,180
600,000	Huntsman International LLC	4.500	05/01/29	511,521
100,000	International Flavors & Fragrances, Inc	3.400	09/25/20	100,449
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	314,724
100,000	International Flavors & Fragrances, Inc	4.450	09/26/28	117,218
200,000	International Flavors & Fragrances, Inc	4.375	06/01/47	189,244
675,000	International Flavors & Fragrances, Inc	5.000	09/26/48	689,397
1,175,000	International Paper Co	3.650	06/15/24	1,184,732
1,875,000	International Paper Co	3.000	02/15/27	1,928,361
450,000	International Paper Co	6.000	11/15/41	579,136
525,000	International Paper Co	4.800	06/15/44	520,867
300,000	International Paper Co	4.400	08/15/47	301,533
2,425,000	International Paper Co	4.350	08/15/48	2,348,053
1,000,000	Kinross Gold Corp	4.500	07/15/27	941,210
150,000	Lubrizol Corp	6.500	10/01/34	229,418
300,000	LYB International Finance BV	4.000	07/15/23	306,360
1,000,000	LYB International Finance BV	3.500	03/02/27	977,800
575,000	LYB International Finance BV	5.250	07/15/43	586,880
550,000	LYB International Finance BV	4.875	03/15/44	593,878
1,000,000	LYB International Finance III LLC	4.200	10/15/49	981,220
300,000	LyondellBasell Industries NV	6.000	11/15/21	310,704
1,300,000	LyondellBasell Industries NV	5.750	04/15/24	1,470,318
475,000	LyondellBasell Industries NV	4.625	02/26/55	441,409
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	207,255
200,000	Martin Marietta Materials, Inc	3.450	06/01/27	204,828
325,000	Martin Marietta Materials, Inc	3.500	12/15/27	321,148
250,000	Martin Marietta Materials, Inc	2.500	03/15/30	227,604
450,000	Martin Marietta Materials, Inc	4.250	12/15/47	397,779
150,000	Methanex Corp	4.250	12/01/24	115,376
750,000	Methanex Corp	5.250	12/15/29	562,127
100,000	Methanex Corp	5.650	12/01/44	60,548
100,000	NewMarket Corp	4.100	12/15/22	107,598
250,000	Newmont Corp	2.250	10/01/30	230,228
33,000	Newmont Goldcorp Corp	3.700	03/15/23	33,154
1,300,000	Newmont Goldcorp Corp	2.800	10/01/29	1,238,649
298,000	Newmont Goldcorp Corp	5.875	04/01/35	430,491
235,000	Newmont Goldcorp Corp	6.250	10/01/39	301,294
975,000	Newmont Goldcorp Corp	4.875	03/15/42	1,156,928
300,000	Newmont Goldcorp Corp	5.450	06/09/44	384,536
800,000	Nucor Corp	4.125	09/15/22	801,502
55

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$425,000	Nucor Corp	3.950%	05/01/28	$418,694
300,000	Nucor Corp	5.200	08/01/43	346,056
700,000	Nucor Corp	4.400	05/01/48	775,590
150,000	Nutrien Ltd	3.150	10/01/22	150,065
200,000	Nutrien Ltd	3.500	06/01/23	204,419
625,000	Nutrien Ltd	3.625	03/15/24	629,938
425,000	Nutrien Ltd	3.375	03/15/25	432,793
200,000	Nutrien Ltd	3.000	04/01/25	191,111
700,000	Nutrien Ltd	4.000	12/15/26	687,253
550,000	Nutrien Ltd	4.200	04/01/29	582,531
200,000	Nutrien Ltd	4.125	03/15/35	193,491
200,000	Nutrien Ltd	5.625	12/01/40	235,466
100,000	Nutrien Ltd	6.125	01/15/41	123,358
200,000	Nutrien Ltd	4.900	06/01/43	204,539
725,000	Nutrien Ltd	5.250	01/15/45	797,994
1,050,000	Nutrien Ltd	5.000	04/01/49	1,267,547
500,000	Owens Corning	4.200	12/01/24	510,814
300,000	Owens Corning	3.400	08/15/26	279,743
500,000	Owens Corning	3.950	08/15/29	472,500
525,000	Owens Corning	4.300	07/15/47	448,655
350,000	Owens Corning	4.400	01/30/48	298,758
250,000	Packaging Corp of America	4.500	11/01/23	270,781
100,000	Packaging Corp of America	3.650	09/15/24	107,373
550,000	Packaging Corp of America	3.400	12/15/27	551,927
100,000	Packaging Corp of America	3.000	12/15/29	99,932
500,000	Packaging Corp of America	4.050	12/15/49	496,007
300,000	PPG Industries, Inc	3.600	11/15/20	298,244
300,000	PPG Industries, Inc	3.200	03/15/23	307,689
500,000	PPG Industries, Inc	2.400	08/15/24	498,560
425,000	PPG Industries, Inc	3.750	03/15/28	469,503
500,000	PPG Industries, Inc	2.800	08/15/29	496,483
250,000	Praxair, Inc	2.200	08/15/22	251,134
300,000	Praxair, Inc	2.650	02/05/25	308,866
3,500,000	Praxair, Inc	3.200	01/30/26	3,704,739
625,000	Praxair, Inc	3.550	11/07/42	600,954
414,000	Rio Tinto Alcan, Inc	6.125	12/15/33	545,814
3,250,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	3,414,240
350,000	Rio Tinto Finance USA Ltd	5.200	11/02/40	462,300
1,400,000	Rio Tinto Finance USA plc	4.125	08/21/42	1,664,375
200,000	Rohm & Haas Co	7.850	07/15/29	250,942
300,000	RPM International, Inc	3.450	11/15/22	301,661
100,000	RPM International, Inc	3.750	03/15/27	98,328
300,000	RPM International, Inc	4.550	03/01/29	330,883
100,000	RPM International, Inc	5.250	06/01/45	115,848
200,000	RPM International, Inc	4.250	01/15/48	204,913
1,500,000	SASOL Financing USA LLC	5.875	03/27/24	629,786
550,000	SASOL Financing USA LLC	6.500	09/27/28	225,645
225,000	Sherwin-Williams Co	4.200	01/15/22	229,697
27,000	Sherwin-Williams Co	2.750	06/01/22	26,936
200,000	Sherwin-Williams Co	3.450	08/01/25	206,712
200,000	Sherwin-Williams Co	3.950	01/15/26	210,532
925,000	Sherwin-Williams Co	3.450	06/01/27	948,191
500,000	Sherwin-Williams Co	2.950	08/15/29	490,862
500,000	Sherwin-Williams Co	2.300	05/15/30	469,727
56

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Sherwin-Williams Co	4.000%	12/15/42	$209,345
900,000	Sherwin-Williams Co	4.500	06/01/47	977,890
900,000	Sherwin-Williams Co	3.800	08/15/49	893,110
500,000	Sherwin-Williams Co	3.300	05/15/50	468,562
150,000	Sonoco Products Co	5.750	11/01/40	200,396
200,000	Southern Copper Corp	5.375	04/16/20	199,001
300,000	Southern Copper Corp	3.875	04/23/25	297,399
100,000	Southern Copper Corp	7.500	07/27/35	118,040
1,180,000	Southern Copper Corp	6.750	04/16/40	1,377,476
1,500,000	Southern Copper Corp	5.875	04/23/45	1,583,839
250,000	Steel Dynamics, Inc	2.800	12/15/24	232,928
750,000	Steel Dynamics, Inc	3.450	04/15/30	679,495
1,900,000	Suzano Austria GmbH	6.000	01/15/29	1,771,750
1,675,000	Teck Resources Ltd	6.250	07/15/41	1,449,183
750,000	Vulcan Materials Co	4.500	04/01/25	788,199
100,000	Vulcan Materials Co	3.900	04/01/27	101,055
475,000	Vulcan Materials Co	4.500	06/15/47	478,693
200,000	Vulcan Materials Co	4.700	03/01/48	208,524
500,000	Westlake Chemical Corp	3.600	08/15/26	455,552
500,000	Westlake Chemical Corp	5.000	08/15/46	475,877
200,000	Westlake Chemical Corp	4.375	11/15/47	162,184
500,000	WestRock RKT LLC	4.900	03/01/22	509,158
500,000	WestRock RKT LLC	4.000	03/01/23	485,132
250,000	WRKCo, Inc	3.000	09/15/24	249,823
425,000	WRKCo, Inc	3.750	03/15/25	427,314
525,000	WRKCo, Inc	4.650	03/15/26	559,642
300,000	WRKCo, Inc	3.375	09/15/27	273,834
325,000	WRKCo, Inc	4.000	03/15/28	343,057
240,000	WRKCo, Inc	3.900	06/01/28	246,436
950,000	WRKCo, Inc	4.900	03/15/29	1,058,137
685,000	WRKCo, Inc	4.200	06/01/32	712,806
171,000	Yamana Gold, Inc	4.625	12/15/27	171,505
	TOTAL MATERIALS			124,289,368

MEDIA & ENTERTAINMENT - 0.9%
825,000	Charter Communications Operating LLC	3.579	07/23/20	822,436
1,135,000	Charter Communications Operating LLC	4.464	07/23/22	1,172,346
225,000	Charter Communications Operating LLC	4.500	02/01/24	231,864
3,650,000	Charter Communications Operating LLC	4.908	07/23/25	3,932,074
950,000	Charter Communications Operating LLC	3.750	02/15/28	955,243
2,750,000	Charter Communications Operating LLC	4.200	03/15/28	2,822,772
750,000	Charter Communications Operating LLC	6.384	10/23/35	891,442
1,500,000	Charter Communications Operating LLC	5.375	04/01/38	1,618,899
1,550,000	Charter Communications Operating LLC	6.484	10/23/45	1,895,039
1,400,000	Charter Communications Operating LLC	5.375	05/01/47	1,512,823
1,375,000	Charter Communications Operating LLC	5.750	04/01/48	1,560,944
1,600,000	Charter Communications Operating LLC	5.125	07/01/49	1,701,945
2,500,000	Charter Communications Operating LLC	4.800	03/01/50	2,604,822
250,000	Comcast Cable Communications Holdings, Inc	9.455	11/15/22	295,095
150,000	Comcast Corp	1.625	01/15/22	150,354
1,600,000	Comcast Corp	3.125	07/15/22	1,649,611
1,000,000	Comcast Corp	2.850	01/15/23	1,029,574
850,000	Comcast Corp	2.750	03/01/23	873,920
57

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$850,000	Comcast Corp	3.000%	02/01/24	$892,490
325,000	Comcast Corp	3.600	03/01/24	347,782
2,025,000	Comcast Corp	3.700	04/15/24	2,173,447
850,000	Comcast Corp	3.375	02/15/25	906,468
350,000	Comcast Corp	3.375	08/15/25	371,700
1,550,000	Comcast Corp	3.950	10/15/25	1,706,544
1,950,000	Comcast Corp	3.150	03/01/26	2,045,690
1,025,000	Comcast Corp	2.350	01/15/27	1,021,141
1,450,000	Comcast Corp	3.300	02/01/27	1,537,334
900,000	Comcast Corp	3.150	02/15/28	941,666
2,675,000	Comcast Corp	4.150	10/15/28	3,045,328
3,300,000	Comcast Corp	4.250	10/15/30	3,869,051
1,925,000	Comcast Corp	4.250	01/15/33	2,267,684
150,000	Comcast Corp	7.050	03/15/33	212,660
200,000	Comcast Corp	4.200	08/15/34	228,034
500,000	Comcast Corp	4.400	08/15/35	605,626
175,000	Comcast Corp	6.500	11/15/35	255,450
3,475,000	Comcast Corp	3.200	07/15/36	3,668,533
175,000	Comcast Corp	6.950	08/15/37	274,635
3,150,000	Comcast Corp	3.900	03/01/38	3,541,042
1,425,000	Comcast Corp	4.600	10/15/38	1,775,390
1,000,000	Comcast Corp	3.250	11/01/39	1,055,327
150,000	Comcast Corp	4.650	07/15/42	190,707
175,000	Comcast Corp	4.750	03/01/44	221,178
1,125,000	Comcast Corp	4.600	08/15/45	1,435,376
1,275,000	Comcast Corp	3.400	07/15/46	1,379,668
631,000	Comcast Corp	3.969	11/01/47	729,285
1,500,000	Comcast Corp	4.000	03/01/48	1,730,021
2,625,000	Comcast Corp	4.700	10/15/48	3,393,765
1,407,000	Comcast Corp	3.999	11/01/49	1,662,051
2,525,000	Comcast Corp	3.450	02/01/50	2,770,676
3,600,000	Comcast Corp	4.950	10/15/58	4,971,805
485,000	Cottage Health Obligated Group	3.304	11/01/49	494,516
750,000	DH Europe Finance II Sarl	2.050	11/15/22	735,513
750,000	DH Europe Finance II Sarl	2.200	11/15/24	728,698
300,000	DH Europe Finance II Sarl	2.600	11/15/29	291,691
550,000	DH Europe Finance II Sarl	3.250	11/15/39	536,341
1,000,000	DH Europe Finance II Sarl	3.400	11/15/49	974,288
200,000	Discovery Communications LLC	2.800	06/15/20	199,532
500,000	Discovery Communications LLC	3.300	05/15/22	502,945
200,000	Discovery Communications LLC	3.500	06/15/22	203,551
450,000	Discovery Communications LLC	2.950	03/20/23	449,048
900,000	Discovery Communications LLC	3.250	04/01/23	897,265
300,000	Discovery Communications LLC	3.800	03/13/24	298,195
200,000	Discovery Communications LLC	3.900	11/15/24	202,238
350,000	Discovery Communications LLC	3.450	03/15/25	338,912
200,000	Discovery Communications LLC	3.950	06/15/25	195,215
500,000	Discovery Communications LLC	4.900	03/11/26	508,498
2,275,000	Discovery Communications LLC	3.950	03/20/28	2,212,638
1,000,000	Discovery Communications LLC	4.125	05/15/29	969,181
225,000	Discovery Communications LLC	5.000	09/20/37	222,793
100,000	Discovery Communications LLC	6.350	06/01/40	115,713
100,000	Discovery Communications LLC	4.950	05/15/42	98,514
125,000	Discovery Communications LLC	4.875	04/01/43	121,000
58

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,400,000		Discovery Communications LLC	5.200%	09/20/47	$1,430,900
1,400,000		Discovery Communications LLC	5.300	05/15/49	1,418,121
150,000	h	Fox Corp	3.666	01/25/22	153,196
500,000	h	Fox Corp	4.030	01/25/24	519,476
2,250,000	h	Fox Corp	4.709	01/25/29	2,468,232
500,000		Fox Corp	3.500	04/08/30	498,995
1,500,000	h	Fox Corp	5.476	01/25/39	1,739,958
650,000	h	Fox Corp	5.576	01/25/49	778,363
550,000		Grupo Televisa SAB	6.625	03/18/25	605,466
200,000		Grupo Televisa SAB	4.625	01/30/26	208,994
1,100,000		Grupo Televisa SAB	5.000	05/13/45	1,104,189
700,000		Grupo Televisa SAB	6.125	01/31/46	793,193
500,000		Grupo Televisa SAB	5.250	05/24/49	514,627
450,000		Interpublic Group of Cos, Inc	3.500	10/01/20	443,168
450,000		Interpublic Group of Cos, Inc	3.750	10/01/21	454,262
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	103,575
200,000		Interpublic Group of Cos, Inc	4.200	04/15/24	207,244
350,000		Interpublic Group of Cos, Inc	4.650	10/01/28	357,415
500,000		Interpublic Group of Cos, Inc	4.750	03/30/30	496,994
400,000		Interpublic Group of Cos, Inc	5.400	10/01/48	420,447
135,000		MedStar Health, Inc	3.626	08/15/49	143,200
275,000		NBC Universal Media LLC	2.875	01/15/23	282,968
1,425,000		NBC Universal Media LLC	4.450	01/15/43	1,807,906
700,000		Omnicom Group, Inc	3.625	05/01/22	711,642
425,000		Omnicom Group, Inc	3.650	11/01/24	432,246
1,050,000		Omnicom Group, Inc	3.600	04/15/26	1,048,032
750,000		Omnicom Group, Inc	2.450	04/30/30	681,797
325,000		Omnicom Group, Inc	4.200	06/01/30	335,137
500,000		Spectrum Health System Obligated Group	3.487	07/15/49	515,921
2,000,000		Time Warner Cable LLC	4.000	09/01/21	2,003,692
1,075,000		Time Warner Cable LLC	6.550	05/01/37	1,207,037
400,000		Time Warner Cable LLC	7.300	07/01/38	491,346
500,000		Time Warner Cable LLC	6.750	06/15/39	566,716
890,000		Time Warner Cable LLC	5.875	11/15/40	937,838
475,000		Time Warner Cable LLC	5.500	09/01/41	496,683
2,875,000		Time Warner Cable LLC	4.500	09/15/42	2,702,554
325,000		Time Warner Entertainment Co LP	8.375	03/15/23	356,818
300,000		Time Warner Entertainment Co LP	8.375	07/15/33	413,019
200,000		Toledo Hospital	5.325	11/15/28	210,530
450,000		Toledo Hospital	5.750	11/15/38	522,695
200,000		Toledo Hospital	6.015	11/15/48	218,931
445,000		ViacomCBS, Inc	4.300	02/15/21	464,525
200,000		ViacomCBS, Inc	2.500	02/15/23	196,516
500,000		ViacomCBS, Inc	2.900	06/01/23	476,094
175,000		ViacomCBS, Inc	4.250	09/01/23	178,446
2,248,000		ViacomCBS, Inc	3.875	04/01/24	2,240,312
200,000		ViacomCBS, Inc	3.700	08/15/24	203,975
300,000		ViacomCBS, Inc	3.500	01/15/25	287,718
800,000		ViacomCBS, Inc	4.000	01/15/26	824,813
650,000		ViacomCBS, Inc	2.900	01/15/27	627,692
200,000		ViacomCBS, Inc	3.375	02/15/28	177,657
1,300,000		ViacomCBS, Inc	3.700	06/01/28	1,232,346
500,000		ViacomCBS, Inc	4.200	06/01/29	473,230
59

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		ViacomCBS, Inc	7.875%	07/30/30	$616,372
500,000		ViacomCBS, Inc	4.950	01/15/31	494,939
150,000		ViacomCBS, Inc	6.875	04/30/36	169,099
200,000		ViacomCBS, Inc	4.850	07/01/42	175,835
2,179,000		ViacomCBS, Inc	4.375	03/15/43	1,933,243
625,000		ViacomCBS, Inc	5.850	09/01/43	641,029
200,000		ViacomCBS, Inc	4.900	08/15/44	189,708
800,000		ViacomCBS, Inc	4.600	01/15/45	692,737
300,000		Walt Disney Co	2.300	02/12/21	302,755
850,000		Walt Disney Co	2.550	02/15/22	860,651
100,000		Walt Disney Co	2.450	03/04/22	101,170
750,000		Walt Disney Co	1.750	08/30/24	754,442
875,000		Walt Disney Co	3.150	09/17/25	924,686
700,000		Walt Disney Co	3.700	10/15/25	763,359
500,000		Walt Disney Co	3.000	02/13/26	528,500
475,000		Walt Disney Co	1.850	07/30/26	472,337
1,500,000		Walt Disney Co	2.950	06/15/27	1,540,792
425,000		Walt Disney Co	2.000	09/01/29	414,597
500,000		Walt Disney Co	3.800	03/22/30	562,190
229,000		Walt Disney Co	6.400	12/15/35	320,762
325,000		Walt Disney Co	6.650	11/15/37	468,724
1,425,000		Walt Disney Co	6.150	02/15/41	2,028,561
100,000		Walt Disney Co	4.375	08/16/41	119,100
200,000		Walt Disney Co	3.700	12/01/42	224,765
225,000		Walt Disney Co	5.400	10/01/43	300,201
1,275,000		Walt Disney Co	4.125	06/01/44	1,509,642
500,000		Walt Disney Co	4.750	09/15/44	627,846
300,000		Walt Disney Co	4.950	10/15/45	388,342
100,000		Walt Disney Co	3.000	07/30/46	100,894
700,000		Walt Disney Co	4.750	11/15/46	895,396
1,600,000		Walt Disney Co	2.750	09/01/49	1,579,989
375,000		Weibo Corp	3.500	07/05/24	374,943
300,000		WPP Finance 2010	3.625	09/07/22	298,324
1,500,000		WPP Finance 2010	3.750	09/19/24	1,524,742
		TOTAL MEDIA & ENTERTAINMENT			149,332,561

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
175,000		Abbott Laboratories	2.550	03/15/22	176,510
200,000		Abbott Laboratories	3.400	11/30/23	210,120
275,000		Abbott Laboratories	2.950	03/15/25	285,864
1,708,000		Abbott Laboratories	3.750	11/30/26	1,906,730
2,750,000		Abbott Laboratories	4.750	11/30/36	3,482,041
3,450,000		Abbott Laboratories	4.900	11/30/46	4,714,547
350,000		AbbVie, Inc	2.300	05/14/21	348,938
1,200,000		AbbVie, Inc	3.375	11/14/21	1,223,197
3,000,000	g	AbbVie, Inc	2.150	11/19/21	2,987,763
625,000		AbbVie, Inc	2.900	11/06/22	632,215
2,275,000		AbbVie, Inc	3.200	11/06/22	2,324,006
3,000,000	g	AbbVie, Inc	2.300	11/21/22	2,997,240
850,000		AbbVie, Inc	2.850	05/14/23	861,617
1,850,000		AbbVie, Inc	3.750	11/14/23	1,916,637
1,575,000		AbbVie, Inc	3.600	05/14/25	1,659,376
4,150,000		AbbVie, Inc	3.200	05/14/26	4,299,633
60

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000	g	AbbVie, Inc	2.950%	11/21/26	$3,056,572
675,000		AbbVie, Inc	4.250	11/14/28	730,007
3,750,000	g	AbbVie, Inc	3.200	11/21/29	3,825,651
1,925,000		AbbVie, Inc	4.500	05/14/35	2,214,535
675,000		AbbVie, Inc	4.300	05/14/36	737,420
3,300,000	g	AbbVie, Inc	4.050	11/21/39	3,460,782
2,175,000		AbbVie, Inc	4.400	11/06/42	2,416,962
925,000		AbbVie, Inc	4.700	05/14/45	1,039,175
1,350,000		AbbVie, Inc	4.450	05/14/46	1,434,613
1,150,000		AbbVie, Inc	4.875	11/14/48	1,341,482
4,975,000	g	AbbVie, Inc	4.250	11/21/49	5,366,379
3,500,000		Actavis Funding SCS	3.450	03/15/22	3,633,442
2,250,000		Actavis Funding SCS	4.550	03/15/35	2,477,774
125,000		Actavis Funding SCS	4.850	06/15/44	155,125
1,310,000		Actavis Funding SCS	4.750	03/15/45	1,413,663
2,350,000		Allergan Funding SCS	3.800	03/15/25	2,406,439
1,425,000		Amgen, Inc	2.650	05/11/22	1,441,521
1,175,000		Amgen, Inc	3.625	05/15/22	1,217,899
2,475,000		Amgen, Inc	2.250	08/19/23	2,494,139
950,000		Amgen, Inc	3.625	05/22/24	999,001
500,000		Amgen, Inc	1.900	02/21/25	503,213
775,000		Amgen, Inc	3.125	05/01/25	812,148
1,225,000		Amgen, Inc	2.600	08/19/26	1,257,913
750,000		Amgen, Inc	2.200	02/21/27	746,144
775,000		Amgen, Inc	3.200	11/02/27	838,366
1,000,000		Amgen, Inc	2.450	02/21/30	992,228
575,000		Amgen, Inc	3.150	02/21/40	566,763
250,000		Amgen, Inc	5.150	11/15/41	261,792
2,675,000		Amgen, Inc	4.400	05/01/45	3,123,590
2,128,000		Amgen, Inc	4.563	06/15/48	2,560,110
575,000		Amgen, Inc	3.375	02/21/50	599,521
2,447,000		Amgen, Inc	4.663	06/15/51	3,081,517
725,000		AstraZeneca plc	2.375	06/12/22	730,370
475,000		AstraZeneca plc	3.500	08/17/23	497,942
350,000		AstraZeneca plc	3.375	11/16/25	368,414
950,000		AstraZeneca plc	3.125	06/12/27	951,467
1,700,000		AstraZeneca plc	4.000	01/17/29	1,932,726
1,900,000		AstraZeneca plc	6.450	09/15/37	2,723,194
625,000		AstraZeneca plc	4.000	09/18/42	703,684
500,000		AstraZeneca plc	4.375	11/16/45	619,457
750,000		AstraZeneca plc	4.375	08/17/48	921,150
449,000		Baxalta, Inc	4.000	06/23/25	478,078
149,000		Baxalta, Inc	5.250	06/23/45	187,034
1,000,000		Biogen, Inc	2.900	09/15/20	1,002,902
650,000		Biogen, Inc	3.625	09/15/22	667,417
875,000		Biogen, Inc	4.050	09/15/25	925,308
1,200,000		Biogen, Inc	5.200	09/15/45	1,552,618
425,000	g	Bristol-Myers Squibb Co	2.875	08/15/20	426,490
200,000	g	Bristol-Myers Squibb Co	3.950	10/15/20	201,964
2,000,000	g	Bristol-Myers Squibb Co	2.550	05/14/21	2,023,372
200,000	g	Bristol-Myers Squibb Co	2.250	08/15/21	201,141
2,000,000	g	Bristol-Myers Squibb Co	2.600	05/16/22	2,040,745
200,000		Bristol-Myers Squibb Co	2.000	08/01/22	201,525
61

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$550,000	g	Bristol-Myers Squibb Co	3.250%	08/15/22	$570,936
600,000	g	Bristol-Myers Squibb Co	2.750	02/15/23	620,194
1,750,000	g	Bristol-Myers Squibb Co	3.250	02/20/23	1,837,225
200,000		Bristol-Myers Squibb Co	3.250	11/01/23	208,684
275,000	g	Bristol-Myers Squibb Co	3.625	05/15/24	290,578
3,450,000	g	Bristol-Myers Squibb Co	2.900	07/26/24	3,656,257
600,000	g	Bristol-Myers Squibb Co	3.875	08/15/25	650,987
500,000		Bristol-Myers Squibb Co	3.250	02/27/27	527,490
1,275,000	g	Bristol-Myers Squibb Co	3.900	02/20/28	1,419,629
2,025,000	g	Bristol-Myers Squibb Co	3.400	07/26/29	2,225,277
700,000	g	Bristol-Myers Squibb Co	4.125	06/15/39	844,650
650,000		Bristol-Myers Squibb Co	3.250	08/01/42	670,044
300,000	g	Bristol-Myers Squibb Co	5.250	08/15/43	409,450
200,000		Bristol-Myers Squibb Co	4.500	03/01/44	238,743
2,200,000	g	Bristol-Myers Squibb Co	5.000	08/15/45	2,951,323
500,000	g	Bristol-Myers Squibb Co	4.350	11/15/47	628,041
2,300,000	g	Bristol-Myers Squibb Co	4.550	02/20/48	2,915,529
3,400,000	g	Bristol-Myers Squibb Co	4.250	10/26/49	4,260,902
175,000		Eli Lilly & Co	2.350	05/15/22	178,407
975,000		Eli Lilly & Co	2.750	06/01/25	1,007,631
950,000		Eli Lilly & Co	3.100	05/15/27	977,411
700,000		Eli Lilly & Co	3.375	03/15/29	755,141
650,000		Eli Lilly & Co	3.875	03/15/39	760,934
550,000		Eli Lilly & Co	3.700	03/01/45	618,965
1,025,000		Eli Lilly & Co	3.950	03/15/49	1,288,188
875,000		Eli Lilly & Co	4.150	03/15/59	1,034,362
600,000		Gilead Sciences, Inc	4.500	04/01/21	608,199
1,150,000		Gilead Sciences, Inc	4.400	12/01/21	1,187,498
200,000		Gilead Sciences, Inc	1.950	03/01/22	197,277
700,000		Gilead Sciences, Inc	3.250	09/01/22	715,889
500,000		Gilead Sciences, Inc	2.500	09/01/23	499,186
800,000		Gilead Sciences, Inc	3.700	04/01/24	839,095
575,000		Gilead Sciences, Inc	3.500	02/01/25	615,947
3,125,000		Gilead Sciences, Inc	3.650	03/01/26	3,405,929
525,000		Gilead Sciences, Inc	2.950	03/01/27	543,306
450,000		Gilead Sciences, Inc	4.600	09/01/35	577,140
1,300,000		Gilead Sciences, Inc	4.000	09/01/36	1,471,896
250,000		Gilead Sciences, Inc	5.650	12/01/41	341,017
1,025,000		Gilead Sciences, Inc	4.800	04/01/44	1,317,877
950,000		Gilead Sciences, Inc	4.500	02/01/45	1,156,980
925,000		Gilead Sciences, Inc	4.750	03/01/46	1,182,889
3,625,000		Gilead Sciences, Inc	4.150	03/01/47	4,430,990
1,193,000		GlaxoSmithKline Capital plc	2.850	05/08/22	1,225,769
500,000		GlaxoSmithKline Capital plc	2.875	06/01/22	511,609
1,400,000		GlaxoSmithKline Capital plc	3.375	06/01/29	1,512,466
900,000		GlaxoSmithKline Capital, Inc	2.800	03/18/23	929,773
950,000		GlaxoSmithKline Capital, Inc	3.625	05/15/25	1,023,850
925,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	1,035,392
350,000		GlaxoSmithKline Capital, Inc	5.375	04/15/34	437,763
1,243,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,840,494
850,000		GlaxoSmithKline Capital, Inc	4.200	03/18/43	948,340
250,000		Johnson & Johnson	1.650	03/01/21	250,948
200,000		Johnson & Johnson	2.450	12/05/21	204,774
300,000		Johnson & Johnson	2.050	03/01/23	306,711
62

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$950,000	Johnson & Johnson	3.375%	12/05/23	$1,016,452
1,000,000	Johnson & Johnson	2.450	03/01/26	1,068,793
1,000,000	Johnson & Johnson	4.375	12/05/33	1,309,945
250,000	Johnson & Johnson	3.550	03/01/36	286,897
450,000	Johnson & Johnson	3.625	03/03/37	515,856
250,000	Johnson & Johnson	5.950	08/15/37	380,195
675,000	Johnson & Johnson	3.400	01/15/38	780,991
375,000	Johnson & Johnson	5.850	07/15/38	569,116
300,000	Johnson & Johnson	4.500	12/05/43	410,227
1,200,000	Johnson & Johnson	3.700	03/01/46	1,478,337
1,625,000	Johnson & Johnson	3.750	03/03/47	2,023,673
2,100,000	Johnson & Johnson	3.500	01/15/48	2,593,434
2,200,000	Merck & Co, Inc	3.875	01/15/21	2,225,904
750,000	Merck & Co, Inc	2.350	02/10/22	758,950
200,000	Merck & Co, Inc	2.400	09/15/22	203,138
1,300,000	Merck & Co, Inc	2.800	05/18/23	1,308,886
1,450,000	Merck & Co, Inc	2.750	02/10/25	1,516,480
1,475,000	Merck & Co, Inc	3.900	03/07/39	1,740,301
100,000	Merck & Co, Inc	3.600	09/15/42	111,776
925,000	Merck & Co, Inc	4.150	05/18/43	1,122,094
1,825,000	Merck & Co, Inc	3.700	02/10/45	2,150,967
1,600,000	Merck & Co, Inc	4.000	03/07/49	2,019,097
10,000	Mylan NV	3.750	12/15/20	9,939
1,175,000	Mylan NV	3.150	06/15/21	1,164,174
2,800,000	Mylan NV	3.950	06/15/26	2,796,428
750,000	Mylan NV	5.250	06/15/46	716,521
500,000	Mylan, Inc	4.550	04/15/28	489,502
700,000	Mylan, Inc	5.200	04/15/48	628,345
725,000	Novartis Capital Corp	2.400	09/21/22	744,538
2,300,000	Novartis Capital Corp	3.400	05/06/24	2,472,288
725,000	Novartis Capital Corp	3.000	11/20/25	769,227
1,000,000	Novartis Capital Corp	2.000	02/14/27	1,009,769
1,300,000	Novartis Capital Corp	3.100	05/17/27	1,399,168
1,000,000	Novartis Capital Corp	2.200	08/14/30	1,015,986
400,000	Novartis Capital Corp	3.700	09/21/42	471,306
1,025,000	Novartis Capital Corp	4.400	05/06/44	1,357,488
1,000,000	Novartis Capital Corp	4.000	11/20/45	1,271,021
1,500,000	Novartis Capital Corp	2.750	08/14/50	1,559,590
100,000	Perrigo Co plc	4.000	11/15/23	103,761
100,000	Perrigo Co plc	5.300	11/15/43	115,161
200,000	Perrigo Finance Unlimited Co	3.900	12/15/24	196,384
200,000	Perrigo Finance Unlimited Co	4.375	03/15/26	206,639
221,000	Perrigo Finance Unlimited Co	4.900	12/15/44	249,347
500,000	Pfizer, Inc	1.950	06/03/21	503,549
500,000	Pfizer, Inc	3.000	09/15/21	512,829
200,000	Pfizer, Inc	2.200	12/15/21	200,763
1,075,000	Pfizer, Inc	3.000	06/15/23	1,096,925
1,175,000	Pfizer, Inc	3.400	05/15/24	1,226,445
350,000	Pfizer, Inc	2.750	06/03/26	367,943
2,850,000	Pfizer, Inc	3.000	12/15/26	3,067,854
950,000	Pfizer, Inc	3.600	09/15/28	1,061,970
1,550,000	Pfizer, Inc	3.450	03/15/29	1,713,477
425,000	Pfizer, Inc	4.000	12/15/36	486,281
63

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Pfizer, Inc	4.100%	09/15/38	$590,129
875,000	Pfizer, Inc	3.900	03/15/39	989,773
350,000	Pfizer, Inc	7.200	03/15/39	561,304
625,000	Pfizer, Inc	4.300	06/15/43	723,187
1,100,000	Pfizer, Inc	4.400	05/15/44	1,347,204
1,875,000	Pfizer, Inc	4.125	12/15/46	2,315,550
1,200,000	Pfizer, Inc	4.200	09/15/48	1,487,597
2,100,000	Pfizer, Inc	4.000	03/15/49	2,569,533
1,750,000	Sanofi	3.375	06/19/23	1,845,932
500,000	Sanofi	3.625	06/19/28	554,648
825,000	Takeda Pharmaceutical Co Ltd	4.000	11/26/21	835,586
1,000,000	Takeda Pharmaceutical Co Ltd	4.400	11/26/23	1,052,484
2,100,000	Takeda Pharmaceutical Co Ltd	5.000	11/26/28	2,396,233
175,000	Watson Pharmaceuticals, Inc	3.250	10/01/22	175,446
1,000,000	Wyeth LLC	6.450	02/01/24	1,162,199
150,000	Wyeth LLC	6.500	02/01/34	216,968
275,000	Wyeth LLC	5.950	04/01/37	390,086
100,000	Zoetis, Inc	3.450	11/13/20	99,019
500,000	Zoetis, Inc	3.250	08/20/21	506,752
1,000,000	Zoetis, Inc	3.250	02/01/23	1,022,230
300,000	Zoetis, Inc	4.500	11/13/25	312,106
425,000	Zoetis, Inc	3.000	09/12/27	428,477
500,000	Zoetis, Inc	3.900	08/20/28	520,112
900,000	Zoetis, Inc	4.700	02/01/43	1,013,111
650,000	Zoetis, Inc	3.950	09/12/47	643,370
200,000	Zoetis, Inc	4.450	08/20/48	222,512
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			246,012,975

REAL ESTATE - 0.8%
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	100,655
1,250,000	Alexandria Real Estate Equities, Inc	4.000	01/15/24	1,277,083
100,000	Alexandria Real Estate Equities, Inc	3.450	04/30/25	103,700
200,000	Alexandria Real Estate Equities, Inc	4.300	01/15/26	206,327
500,000	Alexandria Real Estate Equities, Inc	3.800	04/15/26	501,680
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	209,434
425,000	Alexandria Real Estate Equities, Inc	2.750	12/15/29	372,797
100,000	Alexandria Real Estate Equities, Inc	4.700	07/01/30	106,000
275,000	Alexandria Real Estate Equities, Inc	3.375	08/15/31	267,369
500,000	Alexandria Real Estate Equities, Inc	4.850	04/15/49	528,384
700,000	Alexandria Real Estate Equities, Inc	4.000	02/01/50	634,096
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	100,833
1,300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	1,349,610
500,000	American Campus Communities Operating Partnership LP	3.300	07/15/26	493,201
200,000	American Campus Communities Operating Partnership LP	3.625	11/15/27	199,535
500,000	American Campus Communities Operating Partnership LP	2.850	02/01/30	468,222
500,000	American Homes 4 Rent LP	4.900	02/15/29	487,218
1,150,000	American Tower Corp	3.300	02/15/21	1,149,785
200,000	American Tower Corp	3.450	09/15/21	201,016
725,000	American Tower Corp	2.250	01/15/22	707,675
64

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	American Tower Corp	4.700%	03/15/22	$203,081
800,000	American Tower Corp	3.500	01/31/23	805,678
450,000	American Tower Corp	5.000	02/15/24	476,362
350,000	American Tower Corp	3.375	05/15/24	351,610
750,000	American Tower Corp	2.400	03/15/25	739,006
525,000	American Tower Corp	4.000	06/01/25	539,303
200,000	American Tower Corp	4.400	02/15/26	210,611
425,000	American Tower Corp	3.375	10/15/26	425,072
750,000	American Tower Corp	2.750	01/15/27	725,861
500,000	American Tower Corp	3.125	01/15/27	490,917
150,000	American Tower Corp	3.550	07/15/27	150,328
500,000	American Tower Corp	3.600	01/15/28	499,685
350,000	American Tower Corp	3.950	03/15/29	364,173
750,000	American Tower Corp	2.900	01/15/30	729,839
225,000	AvalonBay Communities, Inc	2.950	09/15/22	215,596
200,000	AvalonBay Communities, Inc	3.500	11/15/24	204,996
200,000	AvalonBay Communities, Inc	2.950	05/11/26	199,835
100,000	AvalonBay Communities, Inc	2.900	10/15/26	101,138
1,200,000	AvalonBay Communities, Inc	3.350	05/15/27	1,206,664
200,000	AvalonBay Communities, Inc	3.200	01/15/28	198,885
750,000	AvalonBay Communities, Inc	3.300	06/01/29	748,406
750,000	AvalonBay Communities, Inc	2.300	03/01/30	697,040
400,000	AvalonBay Communities, Inc	4.150	07/01/47	423,663
200,000	AvalonBay Communities, Inc	4.350	04/15/48	211,371
1,175,000	Boston Properties LP	4.125	05/15/21	1,183,373
275,000	Boston Properties LP	3.850	02/01/23	277,877
425,000	Boston Properties LP	3.125	09/01/23	432,931
200,000	Boston Properties LP	3.800	02/01/24	210,317
1,500,000	Boston Properties LP	3.200	01/15/25	1,547,470
275,000	Boston Properties LP	3.650	02/01/26	292,569
700,000	Boston Properties LP	2.750	10/01/26	670,040
550,000	Boston Properties LP	4.500	12/01/28	604,860
550,000	Boston Properties LP	3.400	06/21/29	571,026
750,000	Boston Properties LP	2.900	03/15/30	690,610
100,000	Brandywine Operating Partnership LP	3.950	02/15/23	103,304
500,000	Brandywine Operating Partnership LP	4.100	10/01/24	497,517
100,000	Brandywine Operating Partnership LP	3.950	11/15/27	93,821
500,000	Brandywine Operating Partnership LP	4.550	10/01/29	517,836
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	144,059
350,000	Brixmor Operating Partnership LP	3.250	09/15/23	333,030
900,000	Brixmor Operating Partnership LP	3.650	06/15/24	837,096
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	197,367
225,000	Brixmor Operating Partnership LP	4.125	06/15/26	234,805
300,000	Brixmor Operating Partnership LP	3.900	03/15/27	298,654
600,000	Brixmor Operating Partnership LP	4.125	05/15/29	615,132
200,000	Camden Property Trust	2.950	12/15/22	200,582
100,000	Camden Property Trust	4.100	10/15/28	104,909
325,000	Camden Property Trust	3.150	07/01/29	320,319
500,000	Camden Property Trust	3.350	11/01/49	425,365
500,000	CBRE Services, Inc	4.875	03/01/26	532,153
1,225,000	CC Holdings GS V LLC	3.849	04/15/23	1,230,376
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	355,617
200,000	Corporate Office Properties LP	3.700	06/15/21	202,717
65

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Corporate Office Properties LP	5.000%	07/01/25	$315,792
350,000	Crown Castle International Corp	3.400	02/15/21	352,355
800,000	Crown Castle International Corp	2.250	09/01/21	788,796
150,000	Crown Castle International Corp	4.875	04/15/22	157,474
200,000	Crown Castle International Corp	5.250	01/15/23	212,113
1,375,000	Crown Castle International Corp	3.150	07/15/23	1,380,015
500,000	Crown Castle International Corp	3.200	09/01/24	498,521
975,000	Crown Castle International Corp	4.450	02/15/26	1,018,175
250,000	Crown Castle International Corp	3.700	06/15/26	253,103
100,000	Crown Castle International Corp	4.000	03/01/27	103,062
525,000	Crown Castle International Corp	3.650	09/01/27	523,064
775,000	Crown Castle International Corp	3.800	02/15/28	776,316
300,000	Crown Castle International Corp	4.300	02/15/29	311,084
500,000	Crown Castle International Corp	3.100	11/15/29	479,513
275,000	Crown Castle International Corp	3.300	07/01/30	272,742
200,000	Crown Castle International Corp	4.750	05/15/47	218,366
300,000	Crown Castle International Corp	5.200	02/15/49	338,419
500,000	Crown Castle International Corp	4.000	11/15/49	470,587
200,000	Crown Castle International Corp	4.150	07/01/50	197,800
100,000	CubeSmart LP	4.375	12/15/23	106,724
200,000	CubeSmart LP	3.125	09/01/26	198,500
100,000	CubeSmart LP	4.375	02/15/29	103,959
250,000	CubeSmart LP	3.000	02/15/30	233,032
150,000	DDR Corp	4.250	02/01/26	152,810
700,000	Digital Realty Trust LP	3.950	07/01/22	716,292
300,000	Digital Realty Trust LP	3.625	10/01/22	306,060
800,000	Digital Realty Trust LP	2.750	02/01/23	795,402
200,000	Digital Realty Trust LP	4.750	10/01/25	208,650
475,000	Digital Realty Trust LP	3.700	08/15/27	459,029
300,000	Digital Realty Trust LP	4.450	07/15/28	319,508
1,000,000	Digital Realty Trust LP	3.600	07/01/29	975,746
100,000	Duke Realty LP	3.875	10/15/22	103,620
100,000	Duke Realty LP	3.750	12/01/24	103,134
100,000	Duke Realty LP	3.250	06/30/26	99,974
1,000,000	Duke Realty LP	3.375	12/15/27	1,022,678
100,000	Duke Realty LP	4.000	09/15/28	103,700
225,000	Duke Realty LP	2.875	11/15/29	216,379
500,000	Duke Realty LP	3.050	03/01/50	402,851
700,000	EPR Properties	4.750	12/15/26	636,290
200,000	EPR Properties	4.500	06/01/27	179,368
1,000,000	EPR Properties	3.750	08/15/29	748,467
1,000,000	Equinix, Inc	2.625	11/18/24	933,790
650,000	Equinix, Inc	2.900	11/18/26	595,280
1,000,000	Equinix, Inc	3.200	11/18/29	926,010
200,000	ERP Operating LP	4.625	12/15/21	204,395
700,000	ERP Operating LP	3.375	06/01/25	725,005
200,000	ERP Operating LP	2.850	11/01/26	202,339
1,150,000	ERP Operating LP	3.250	08/01/27	1,146,264
500,000	ERP Operating LP	3.500	03/01/28	508,325
200,000	ERP Operating LP	4.150	12/01/28	215,606
750,000	ERP Operating LP	3.000	07/01/29	734,664
300,000	ERP Operating LP	2.500	02/15/30	278,656
425,000	ERP Operating LP	4.500	07/01/44	462,805
100,000	ERP Operating LP	4.000	08/01/47	99,910
66

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Essex Portfolio LP	3.625%	08/15/22	$99,088
100,000	Essex Portfolio LP	3.250	05/01/23	98,079
400,000	Essex Portfolio LP	3.500	04/01/25	401,424
100,000	Essex Portfolio LP	3.375	04/15/26	100,950
200,000	Essex Portfolio LP	3.625	05/01/27	203,197
900,000	Essex Portfolio LP	4.000	03/01/29	922,175
325,000	Essex Portfolio LP	3.000	01/15/30	308,076
400,000	Essex Portfolio LP	2.650	03/15/32	355,392
300,000	Essex Portfolio LP	4.500	03/15/48	316,841
200,000	Federal Realty Investment Trust	3.950	01/15/24	199,931
250,000	Federal Realty Investment Trust	3.250	07/15/27	246,700
1,300,000	Federal Realty Investment Trust	3.200	06/15/29	1,261,943
200,000	Federal Realty Investment Trust	4.500	12/01/44	219,620
100,000	Healthcare Realty Trust, Inc	3.625	01/15/28	100,286
100,000	Healthcare Realty Trust, Inc	2.400	03/15/30	88,785
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	96,729
800,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	791,164
500,000	Healthcare Trust of America Holdings LP	3.100	02/15/30	447,155
200,000	Healthpeak Properties, Inc	4.200	03/01/24	202,086
1,750,000	Healthpeak Properties, Inc	3.875	08/15/24	1,783,691
250,000	Healthpeak Properties, Inc	4.000	06/01/25	255,490
100,000	Healthpeak Properties, Inc	3.250	07/15/26	99,949
600,000	Healthpeak Properties, Inc	3.500	07/15/29	586,914
1,000,000	Healthpeak Properties, Inc	3.000	01/15/30	938,310
30,000	Healthpeak Properties, Inc	6.750	02/01/41	37,515
100,000	Highwoods Realty LP	3.875	03/01/27	99,644
150,000	Highwoods Realty LP	4.125	03/15/28	161,288
250,000	Highwoods Realty LP	4.200	04/15/29	255,890
500,000	Highwoods Realty LP	3.050	02/15/30	452,048
400,000	Hospitality Properties Trust	4.250	02/15/21	380,327
100,000	Hospitality Properties Trust	5.000	08/15/22	71,546
300,000	Hospitality Properties Trust	4.500	06/15/23	225,338
700,000	Hospitality Properties Trust	4.650	03/15/24	512,623
500,000	Hospitality Properties Trust	4.350	10/01/24	367,078
500,000	Hospitality Properties Trust	4.750	10/01/26	379,285
100,000	Hospitality Properties Trust	4.950	02/15/27	75,817
300,000	Hospitality Properties Trust	3.950	01/15/28	223,029
500,000	Hospitality Properties Trust	4.950	10/01/29	433,438
300,000	Hospitality Properties Trust	4.375	02/15/30	227,427
600,000	Host Hotels & Resorts LP	3.750	10/15/23	526,639
700,000	Host Hotels & Resorts LP	3.875	04/01/24	659,693
200,000	Host Hotels & Resorts LP	4.000	06/15/25	185,987
100,000	Host Hotels & Resorts LP	4.500	02/01/26	93,487
500,000	Host Hotels & Resorts LP	3.375	12/15/29	421,636
100,000	Hudson Pacific Properties LP	3.950	11/01/27	95,280
100,000	Hudson Pacific Properties LP	4.650	04/01/29	102,623
750,000	Hudson Pacific Properties LP	3.250	01/15/30	694,387
250,000	Kilroy Realty LP	3.800	01/15/23	254,454
125,000	Kilroy Realty LP	3.450	12/15/24	122,671
250,000	Kilroy Realty LP	4.750	12/15/28	260,682
200,000	Kilroy Realty LP	4.250	08/15/29	205,488
750,000	Kilroy Realty LP	3.050	02/15/30	687,400
200,000	Kimco Realty Corp	3.200	05/01/21	196,784
67

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Kimco Realty Corp	3.400%	11/01/22	$98,921
300,000	Kimco Realty Corp	3.125	06/01/23	287,716
200,000	Kimco Realty Corp	2.700	03/01/24	198,236
1,175,000	Kimco Realty Corp	3.300	02/01/25	1,182,516
625,000	Kimco Realty Corp	2.800	10/01/26	609,738
200,000	Kimco Realty Corp	3.800	04/01/27	198,407
200,000	Kimco Realty Corp	4.250	04/01/45	181,242
175,000	Kimco Realty Corp	4.125	12/01/46	152,452
100,000	Kimco Realty Corp	4.450	09/01/47	90,404
500,000	Kimco Realty Corp	3.700	10/01/49	407,633
200,000	Life Storage LP	3.875	12/15/27	179,854
500,000	Life Storage LP	4.000	06/15/29	508,207
200,000	Mid-America Apartments LP	4.300	10/15/23	198,866
100,000	Mid-America Apartments LP	4.000	11/15/25	104,109
750,000	Mid-America Apartments LP	3.600	06/01/27	754,779
200,000	Mid-America Apartments LP	4.200	06/15/28	207,798
625,000	Mid-America Apartments LP	3.950	03/15/29	637,477
175,000	Mid-America Apartments LP	2.750	03/15/30	162,050
2,550,000	National Retail Properties, Inc	3.500	10/15/27	2,519,790
300,000	National Retail Properties, Inc	2.500	04/15/30	267,223
500,000	National Retail Properties, Inc	3.100	04/15/50	389,307
1,200,000	OMEGA Healthcare Investors, Inc	4.375	08/01/23	1,192,824
200,000	OMEGA Healthcare Investors, Inc	4.500	04/01/27	197,724
825,000	OMEGA Healthcare Investors, Inc	4.750	01/15/28	883,670
500,000	OMEGA Healthcare Investors, Inc	3.625	10/01/29	437,862
200,000	Physicians Realty LP	4.300	03/15/27	186,437
200,000	Physicians Realty LP	3.950	01/15/28	189,765
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	200,607
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	202,778
150,000	ProLogis LP	4.250	08/15/23	158,074
700,000	ProLogis LP	3.750	11/01/25	742,925
100,000	ProLogis LP	3.250	10/01/26	102,191
500,000	ProLogis LP	2.125	04/15/27	475,821
1,200,000	ProLogis LP	3.875	09/15/28	1,241,995
100,000	ProLogis LP	4.375	02/01/29	112,288
500,000	ProLogis LP	2.250	04/15/30	457,443
100,000	ProLogis LP	4.375	09/15/48	104,343
500,000	ProLogis LP	3.000	04/15/50	432,036
200,000	Public Storage	2.370	09/15/22	197,578
200,000	Public Storage	3.094	09/15/27	186,815
500,000	Public Storage	3.385	05/01/29	501,739
200,000	Rayonier, Inc	3.750	04/01/22	192,332
850,000	Realty Income Corp	3.250	10/15/22	853,282
500,000	Realty Income Corp	4.650	08/01/23	524,657
200,000	Realty Income Corp	3.875	04/15/25	204,553
200,000	Realty Income Corp	4.125	10/15/26	207,302
200,000	Realty Income Corp	3.000	01/15/27	189,605
1,000,000	Realty Income Corp	3.650	01/15/28	991,239
500,000	Realty Income Corp	3.250	06/15/29	481,383
300,000	Realty Income Corp	4.650	03/15/47	316,773
200,000	Regency Centers Corp	3.750	11/15/22	196,000
375,000	Regency Centers LP	3.600	02/01/27	377,666
125,000	Regency Centers LP	4.125	03/15/28	126,134
425,000	Regency Centers LP	2.950	09/15/29	400,668
68

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Regency Centers LP	4.400%	02/01/47	$204,953
300,000	Regency Centers LP	4.650	03/15/49	320,571
300,000	Sabra Health Care LP	4.800	06/01/24	304,500
300,000	Sabra Health Care LP	5.125	08/15/26	283,759
200,000	Select Income REIT	4.150	02/01/22	203,097
500,000	Select Income REIT	4.250	05/15/24	483,763
200,000	Select Income REIT	4.500	02/01/25	195,720
300,000	Simon Property Group LP	2.500	07/15/21	295,883
2,850,000	Simon Property Group LP	2.350	01/30/22	2,802,166
200,000	Simon Property Group LP	2.625	06/15/22	196,929
1,300,000	Simon Property Group LP	2.750	06/01/23	1,281,215
500,000	Simon Property Group LP	2.000	09/13/24	479,861
450,000	Simon Property Group LP	3.375	10/01/24	448,255
300,000	Simon Property Group LP	3.500	09/01/25	302,242
625,000	Simon Property Group LP	3.300	01/15/26	633,984
350,000	Simon Property Group LP	3.250	11/30/26	345,262
200,000	Simon Property Group LP	3.375	06/15/27	197,214
300,000	Simon Property Group LP	3.375	12/01/27	297,287
1,750,000	Simon Property Group LP	2.450	09/13/29	1,615,985
1,500,000	Simon Property Group LP	4.250	10/01/44	1,410,812
300,000	Simon Property Group LP	4.250	11/30/46	270,532
500,000	Simon Property Group LP	3.250	09/13/49	402,790
200,000	SITE Centers Corp	4.700	06/01/27	206,900
200,000	SL Green Operating Partnership LP	3.250	10/15/22	198,997
200,000	SL Green Realty Corp	4.500	12/01/22	205,386
525,000	Sovran Acquisition LP	3.500	07/01/26	500,565
300,000	Spirit Realty LP	3.200	01/15/27	272,791
500,000	Spirit Realty LP	4.000	07/15/29	489,109
300,000	Spirit Realty LP	3.400	01/15/30	258,057
500,000	STORE Capital Corp	4.625	03/15/29	504,940
100,000	Tanger Properties LP	3.125	09/01/26	97,119
250,000	Tanger Properties LP	3.875	07/15/27	242,924
200,000	UDR, Inc	4.000	10/01/25	211,307
200,000	UDR, Inc	3.500	07/01/27	194,305
200,000	UDR, Inc	3.500	01/15/28	204,240
600,000	UDR, Inc	3.200	01/15/30	591,101
750,000	UDR, Inc	3.000	08/15/31	717,592
300,000	UDR, Inc	3.100	11/01/34	273,454
850,000	Ventas Realty LP	3.250	08/15/22	855,589
200,000	Ventas Realty LP	3.100	01/15/23	195,937
800,000	Ventas Realty LP	3.125	06/15/23	835,843
300,000	Ventas Realty LP	3.500	04/15/24	293,043
750,000	Ventas Realty LP	2.650	01/15/25	720,214
120,000	Ventas Realty LP	4.125	01/15/26	119,802
200,000	Ventas Realty LP	3.250	10/15/26	188,994
1,000,000	Ventas Realty LP	4.000	03/01/28	940,909
525,000	Ventas Realty LP	4.400	01/15/29	522,487
350,000	Ventas Realty LP	3.000	01/15/30	312,747
500,000	Ventas Realty LP	4.750	11/15/30	491,102
300,000	Ventas Realty LP	4.375	02/01/45	273,180
300,000	Ventas Realty LP	4.875	04/15/49	315,422
200,000	Vornado Realty LP	3.500	01/15/25	196,575
100,000	Washington REIT	3.950	10/15/22	102,545
69

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Weingarten Realty Investors	3.375%	10/15/22	$102,529
100,000	Weingarten Realty Investors	3.500	04/15/23	102,278
500,000	Welltower, Inc	3.950	09/01/23	495,186
2,000,000	Welltower, Inc	3.625	03/15/24	1,963,252
1,700,000	Welltower, Inc	4.000	06/01/25	1,720,325
600,000	Welltower, Inc	4.250	04/01/26	617,995
500,000	Welltower, Inc	2.700	02/15/27	475,445
600,000	Welltower, Inc	4.250	04/15/28	605,079
500,000	Welltower, Inc	4.125	03/15/29	510,996
425,000	Welltower, Inc	3.100	01/15/30	401,930
300,000	Welltower, Inc	4.950	09/01/48	302,437
400,000	Weyerhaeuser Co	4.700	03/15/21	403,664
300,000	Weyerhaeuser Co	3.250	03/15/23	297,940
200,000	Weyerhaeuser Co	4.625	09/15/23	207,466
500,000	Weyerhaeuser Co	4.000	11/15/29	506,430
500,000	Weyerhaeuser Co	4.000	04/15/30	502,033
1,075,000	Weyerhaeuser Co	7.375	03/15/32	1,268,638
200,000	WP Carey, Inc	4.600	04/01/24	200,527
347,000	WP Carey, Inc	4.000	02/01/25	357,154
1,000,000	WP Carey, Inc	3.850	07/15/29	975,630
	TOTAL REAL ESTATE			135,665,594

RETAILING - 0.6%
250,000	Advance Auto Parts, Inc	4.500	12/01/23	256,865
500,000	Alibaba Group Holding Ltd	3.125	11/28/21	506,528
1,200,000	Alibaba Group Holding Ltd	2.800	06/06/23	1,220,164
1,250,000	Alibaba Group Holding Ltd	3.600	11/28/24	1,319,043
2,325,000	Alibaba Group Holding Ltd	3.400	12/06/27	2,439,348
500,000	Alibaba Group Holding Ltd	4.500	11/28/34	596,001
750,000	Alibaba Group Holding Ltd	4.000	12/06/37	848,347
1,500,000	Alibaba Group Holding Ltd	4.200	12/06/47	1,831,429
750,000	Alibaba Group Holding Ltd	4.400	12/06/57	996,759
500,000	Allegion plc	3.500	10/01/29	484,872
200,000	Allegion US Holding Co, Inc	3.200	10/01/24	189,947
200,000	Allegion US Holding Co, Inc	3.550	10/01/27	198,293
300,000	Amazon.com, Inc	3.300	12/05/21	310,302
850,000	Amazon.com, Inc	2.500	11/29/22	877,713
1,650,000	Amazon.com, Inc	2.400	02/22/23	1,716,004
1,125,000	Amazon.com, Inc	2.800	08/22/24	1,193,595
425,000	Amazon.com, Inc	3.800	12/05/24	471,134
325,000	Amazon.com, Inc	5.200	12/03/25	389,089
2,700,000	Amazon.com, Inc	3.150	08/22/27	2,957,273
1,800,000	Amazon.com, Inc	4.800	12/05/34	2,336,695
2,625,000	Amazon.com, Inc	3.875	08/22/37	3,146,089
775,000	Amazon.com, Inc	4.950	12/05/44	1,070,643
1,875,000	Amazon.com, Inc	4.050	08/22/47	2,393,491
1,900,000	Amazon.com, Inc	4.250	08/22/57	2,626,953
100,000	AutoNation, Inc	3.350	01/15/21	99,498
200,000	AutoNation, Inc	3.500	11/15/24	184,924
244,000	AutoNation, Inc	4.500	10/01/25	237,513
200,000	AutoNation, Inc	3.800	11/15/27	177,406
100,000	AutoZone, Inc	4.000	11/15/20	99,977
442,000	AutoZone, Inc	3.700	04/15/22	451,426
300,000	AutoZone, Inc	2.875	01/15/23	298,597
70

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	AutoZone, Inc	3.125%	07/15/23	$150,069
250,000	AutoZone, Inc	3.125	04/18/24	251,485
200,000	AutoZone, Inc	3.250	04/15/25	199,376
500,000	AutoZone, Inc	3.625	04/15/25	506,938
100,000	AutoZone, Inc	3.125	04/21/26	99,327
650,000	AutoZone, Inc	3.750	06/01/27	652,085
200,000	AutoZone, Inc	3.750	04/18/29	202,705
500,000	AutoZone, Inc	4.000	04/15/30	510,278
500,000	Best Buy Co, Inc	4.450	10/01/28	513,143
375,000	Dollar General Corp	3.250	04/15/23	381,340
355,000	Dollar General Corp	4.150	11/01/25	379,494
300,000	Dollar General Corp	3.875	04/15/27	308,004
500,000	Dollar General Corp	4.125	05/01/28	528,509
1,500,000	Dollar Tree, Inc	3.700	05/15/23	1,523,878
500,000	Dollar Tree, Inc	4.000	05/15/25	512,166
500,000	Dollar Tree, Inc	4.200	05/15/28	499,303
500,000	Home Depot, Inc	2.000	04/01/21	500,665
350,000	Home Depot, Inc	4.400	04/01/21	356,267
850,000	Home Depot, Inc	3.250	03/01/22	879,200
700,000	Home Depot, Inc	2.625	06/01/22	712,013
800,000	Home Depot, Inc	2.700	04/01/23	824,944
550,000	Home Depot, Inc	3.750	02/15/24	580,782
350,000	Home Depot, Inc	3.350	09/15/25	376,559
1,925,000	Home Depot, Inc	3.000	04/01/26	2,031,315
1,550,000	Home Depot, Inc	2.125	09/15/26	1,559,892
825,000	Home Depot, Inc	3.900	12/06/28	915,943
2,333,000	Home Depot, Inc	2.950	06/15/29	2,413,606
375,000	Home Depot, Inc	2.700	04/15/30	382,176
425,000	Home Depot, Inc	5.875	12/16/36	577,144
150,000	Home Depot, Inc	5.950	04/01/41	210,141
675,000	Home Depot, Inc	4.200	04/01/43	784,308
450,000	Home Depot, Inc	4.875	02/15/44	556,888
650,000	Home Depot, Inc	4.400	03/15/45	763,403
725,000	Home Depot, Inc	4.250	04/01/46	866,069
2,100,000	Home Depot, Inc	3.900	06/15/47	2,361,715
2,000,000	Home Depot, Inc	4.500	12/06/48	2,455,713
1,000,000	Home Depot, Inc	3.125	12/15/49	1,004,702
300,000	Home Depot, Inc	3.350	04/15/50	326,207
675,000	Home Depot, Inc	3.500	09/15/56	684,083
1,000,000	JD.com, Inc	3.875	04/29/26	976,633
500,000	JD.com, Inc	3.375	01/14/30	498,247
500,000	JD.com, Inc	4.125	01/14/50	506,542
1,000,000	Kohl’s Corp	3.250	02/01/23	847,826
55,000	Kohl’s Corp	4.750	12/15/23	48,559
200,000	Kohl’s Corp	4.250	07/17/25	172,748
200,000	Kohl’s Corp	5.550	07/17/45	135,520
200,000	Lowe’s Cos, Inc	3.800	11/15/21	203,422
1,025,000	Lowe’s Cos, Inc	3.120	04/15/22	1,016,948
300,000	Lowe’s Cos, Inc	3.875	09/15/23	305,129
400,000	Lowe’s Cos, Inc	3.125	09/15/24	406,198
1,100,000	Lowe’s Cos, Inc	3.375	09/15/25	1,099,247
500,000	Lowe’s Cos, Inc	2.500	04/15/26	496,361
775,000	Lowe’s Cos, Inc	3.650	04/05/29	798,085
71

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Lowe’s Cos, Inc	4.650%	04/15/42	$109,262
200,000		Lowe’s Cos, Inc	4.250	09/15/44	188,934
200,000		Lowe’s Cos, Inc	4.375	09/15/45	204,348
1,075,000		Lowe’s Cos, Inc	3.700	04/15/46	996,079
2,000,000		Lowe’s Cos, Inc	4.050	05/03/47	1,982,777
1,425,000		Lowe’s Cos, Inc	4.550	04/05/49	1,576,942
200,000		Macy’s Retail Holdings, Inc	3.450	01/15/21	159,748
307,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	219,445
1,125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	809,589
300,000		Macy’s Retail Holdings, Inc	3.625	06/01/24	201,023
24,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	14,649
100,000		Nordstrom, Inc	4.000	10/15/21	96,748
700,000		Nordstrom, Inc	4.000	03/15/27	577,388
500,000		Nordstrom, Inc	4.375	04/01/30	400,178
531,000		Nordstrom, Inc	5.000	01/15/44	371,626
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	149,059
900,000		O’Reilly Automotive, Inc	3.800	09/01/22	905,159
1,000,000		O’Reilly Automotive, Inc	3.600	09/01/27	960,852
300,000		O’Reilly Automotive, Inc	4.350	06/01/28	311,123
500,000		O’Reilly Automotive, Inc	3.900	06/01/29	499,988
200,000		Priceline Group, Inc	2.750	03/15/23	196,121
300,000		Priceline Group, Inc	3.650	03/15/25	301,155
300,000		Priceline Group, Inc	3.600	06/01/26	300,266
900,000		Priceline Group, Inc	3.550	03/15/28	912,642
100,000		QVC, Inc	5.125	07/02/22	83,884
100,000		QVC, Inc	4.375	03/15/23	94,565
1,200,000		QVC, Inc	4.450	02/15/25	987,394
150,000		QVC, Inc	5.950	03/15/43	101,844
350,000		Target Corp	3.500	07/01/24	373,830
200,000		Target Corp	2.250	04/15/25	203,047
1,700,000		Target Corp	2.500	04/15/26	1,725,166
1,500,000		Target Corp	3.375	04/15/29	1,621,098
600,000		Target Corp	2.350	02/15/30	604,224
100,000		Target Corp	2.650	09/15/30	102,391
975,000		Target Corp	4.000	07/01/42	1,107,610
225,000		Target Corp	3.625	04/15/46	251,366
1,500,000		Target Corp	3.900	11/15/47	1,766,068
1,000,000		TJX Cos, Inc	2.750	06/15/21	1,003,470
300,000		TJX Cos, Inc	2.500	05/15/23	296,733
525,000		TJX Cos, Inc	2.250	09/15/26	509,020
500,000		TJX Cos, Inc	3.750	04/15/27	513,430
500,000		TJX Cos, Inc	3.875	04/15/30	517,374
		TOTAL RETAILING			93,086,833

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
200,000		Altera Corp	4.100	11/15/23	218,114
500,000		Analog Devices, Inc	2.950	01/12/21	500,541
300,000		Analog Devices, Inc	2.500	12/05/21	302,874
325,000		Analog Devices, Inc	3.125	12/05/23	330,097
1,175,000		Analog Devices, Inc	3.500	12/05/26	1,188,569
100,000		Analog Devices, Inc	4.500	12/05/36	107,474
200,000		Analog Devices, Inc	5.300	12/15/45	263,760
1,000,000	g	Broadcom, Inc	3.125	04/15/21	987,743
1,150,000	g	Broadcom, Inc	3.125	10/15/22	1,138,679
72

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,400,000	g	Broadcom, Inc	3.625%	10/15/24	$2,355,839
1,600,000	g	Broadcom, Inc	4.250	04/15/26	1,625,869
3,000,000	g	Broadcom, Inc	4.750	04/15/29	3,047,064
1,050,000		Intel Corp	1.700	05/19/21	1,049,988
1,600,000		Intel Corp	3.100	07/29/22	1,660,475
1,700,000		Intel Corp	2.700	12/15/22	1,768,669
2,050,000		Intel Corp	3.700	07/29/25	2,260,971
2,480,000		Intel Corp	2.600	05/19/26	2,620,735
250,000		Intel Corp	4.000	12/15/32	293,972
200,000		Intel Corp	4.100	05/19/46	241,558
675,000		Intel Corp	4.100	05/11/47	821,080
3,328,000		Intel Corp	3.734	12/08/47	3,886,885
2,500,000		Intel Corp	3.250	11/15/49	2,707,685
1,000,000		Intel Corp	3.100	02/15/60	1,084,530
350,000		Marvell Technology Group Ltd	4.200	06/22/23	357,802
350,000		Marvell Technology Group Ltd	4.875	06/22/28	362,622
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	204,070
400,000		Maxim Integrated Products, Inc	3.450	06/15/27	409,812
1,000,000		Microchip Technology, Inc	4.333	06/01/23	996,866
475,000		Micron Technology, Inc	4.640	02/06/24	482,547
425,000		Micron Technology, Inc	4.975	02/06/26	445,520
750,000		Micron Technology, Inc	4.185	02/15/27	759,012
400,000		Micron Technology, Inc	5.327	02/06/29	438,460
500,000		Micron Technology, Inc	4.663	02/15/30	522,637
525,000		NVIDIA Corp	2.200	09/16/21	529,478
800,000		NVIDIA Corp	3.200	09/16/26	864,991
750,000		NVIDIA Corp	2.850	04/01/30	779,505
750,000		NVIDIA Corp	3.500	04/01/50	818,793
475,000	g	NXP BV	4.875	03/01/24	507,148
425,000	g	NXP BV	5.350	03/01/26	459,447
750,000	g	NXP BV	3.875	06/18/26	729,461
400,000	g	NXP BV	5.550	12/01/28	449,841
750,000	g	NXP BV	4.300	06/18/29	767,870
100,000		Texas Instruments, Inc	2.625	05/15/24	104,272
325,000		Texas Instruments, Inc	1.375	03/12/25	321,806
350,000		Texas Instruments, Inc	2.900	11/03/27	370,351
1,000,000		Texas Instruments, Inc	2.250	09/04/29	1,009,323
350,000		Texas Instruments, Inc	3.875	03/15/39	403,059
1,200,000		Texas Instruments, Inc	4.150	05/15/48	1,484,142
400,000		Xilinx, Inc	3.000	03/15/21	399,865
475,000		Xilinx, Inc	2.950	06/01/24	473,459
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			45,915,330

SOFTWARE & SERVICES - 0.9%
525,000		Activision Blizzard, Inc	2.300	09/15/21	528,630
100,000		Activision Blizzard, Inc	2.600	06/15/22	100,703
475,000		Activision Blizzard, Inc	3.400	09/15/26	500,901
300,000		Activision Blizzard, Inc	3.400	06/15/27	311,140
300,000		Activision Blizzard, Inc	4.500	06/15/47	380,188
775,000		Adobe Systems, Inc	3.250	02/01/25	837,173
125,000		Adobe, Inc	1.700	02/01/23	126,494
500,000		Adobe, Inc	1.900	02/01/25	504,442
1,000,000		Adobe, Inc	2.150	02/01/27	1,010,843
72

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$925,000	Adobe, Inc	2.300%	02/01/30	$924,676
250,000	Autodesk, Inc	4.375	06/15/25	267,362
450,000	Autodesk, Inc	3.500	06/15/27	463,086
750,000	Autodesk, Inc	2.850	01/15/30	734,572
700,000	Automatic Data Processing, Inc	3.375	09/15/25	747,999
500,000	Baidu, Inc	3.000	06/30/20	500,643
900,000	Baidu, Inc	2.875	07/06/22	899,992
700,000	Baidu, Inc	3.875	09/29/23	723,112
525,000	Baidu, Inc	4.375	05/14/24	554,660
300,000	Baidu, Inc	3.625	07/06/27	312,682
1,500,000	Baidu, Inc	4.375	03/29/28	1,651,467
500,000	Baidu, Inc	4.875	11/14/28	560,760
600,000	CA, Inc	3.600	08/15/22	562,838
150,000	CA, Inc	4.700	03/15/27	144,857
500,000	Citrix Systems, Inc	4.500	12/01/27	516,640
750,000	Citrix Systems, Inc	3.300	03/01/30	697,693
250,000	CyrusOne LP	2.900	11/15/24	245,382
750,000	CyrusOne LP	3.450	11/15/29	662,033
200,000	DXC Technology Co	4.450	09/18/22	206,072
375,000	DXC Technology Co	4.250	04/15/24	387,848
200,000	DXC Technology Co	4.750	04/15/27	200,745
300,000	Electronic Arts, Inc	3.700	03/01/21	301,333
300,000	Expedia Group, Inc	4.500	08/15/24	275,450
1,200,000	Expedia Group, Inc	5.000	02/15/26	1,084,271
175,000	Expedia Group, Inc	3.800	02/15/28	151,406
750,000	Expedia Group, Inc	3.250	02/15/30	611,376
125,000	Fidelity National Information Services, Inc	3.500	04/15/23	128,764
163,000	Fidelity National Information Services, Inc	3.875	06/05/24	172,761
1,575,000	Fidelity National Information Services, Inc	3.000	08/15/26	1,608,797
100,000	Fidelity National Information Services, Inc	4.250	05/15/28	111,107
300,000	Fidelity National Information Services, Inc	4.500	08/15/46	370,968
150,000	Fidelity National Information Services, Inc	4.750	05/15/48	185,771
1,350,000	Fiserv, Inc	3.500	10/01/22	1,359,469
125,000	Fiserv, Inc	3.800	10/01/23	130,326
2,000,000	Fiserv, Inc	2.750	07/01/24	1,988,591
1,675,000	Fiserv, Inc	3.850	06/01/25	1,772,057
900,000	Fiserv, Inc	3.200	07/01/26	926,346
1,125,000	Fiserv, Inc	3.500	07/01/29	1,190,442
2,300,000	Fiserv, Inc	4.400	07/01/49	2,450,516
250,000	Global Payments, Inc	3.800	04/01/21	251,567
125,000	Global Payments, Inc	3.750	06/01/23	129,959
500,000	Global Payments, Inc	4.000	06/01/23	521,293
575,000	Global Payments, Inc	2.650	02/15/25	569,950
300,000	Global Payments, Inc	4.800	04/01/26	331,654
500,000	Global Payments, Inc	4.450	06/01/28	506,359
475,000	Global Payments, Inc	3.200	08/15/29	464,042
750,000	Global Payments, Inc	4.150	08/15/49	717,572
600,000	IHS Markit Ltd	4.125	08/01/23	624,288
250,000	IHS Markit Ltd	3.625	05/01/24	248,413
100,000	IHS Markit Ltd	4.750	08/01/28	104,656
1,050,000	IHS Markit Ltd	4.250	05/01/29	1,110,386
425,000	International Business Machines Corp	2.500	01/27/22	435,306
750,000	International Business Machines Corp	1.875	08/01/22	755,784
750,000	International Business Machines Corp	2.875	11/09/22	775,852
73

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$550,000	International Business Machines Corp	3.375%	08/01/23	$578,645
600,000	International Business Machines Corp	3.625	02/12/24	640,072
3,000,000	International Business Machines Corp	3.000	05/15/24	3,136,913
350,000	International Business Machines Corp	3.450	02/19/26	375,951
2,500,000	International Business Machines Corp	3.300	05/15/26	2,681,286
2,675,000	International Business Machines Corp	3.500	05/15/29	2,920,387
1,850,000	International Business Machines Corp	4.150	05/15/39	2,093,283
19,000	International Business Machines Corp	5.600	11/30/39	25,320
1,060,000	International Business Machines Corp	4.000	06/20/42	1,220,432
1,500,000	International Business Machines Corp	4.700	02/19/46	1,744,883
2,500,000	International Business Machines Corp	4.250	05/15/49	3,044,746
200,000	Juniper Networks, Inc	4.500	03/15/24	210,992
750,000	Juniper Networks, Inc	4.350	06/15/25	742,679
750,000	Juniper Networks, Inc	3.750	08/15/29	727,514
200,000	Mastercard, Inc	2.000	11/21/21	201,152
1,000,000	Mastercard, Inc	3.375	04/01/24	1,054,670
1,000,000	Mastercard, Inc	2.000	03/03/25	1,048,237
425,000	Mastercard, Inc	2.950	11/21/26	452,422
750,000	Mastercard, Inc	3.500	02/26/28	833,217
1,000,000	Mastercard, Inc	2.950	06/01/29	1,065,512
200,000	Mastercard, Inc	3.800	11/21/46	230,441
300,000	Mastercard, Inc	3.950	02/26/48	346,126
1,000,000	Mastercard, Inc	3.650	06/01/49	1,165,614
450,000	Microsoft Corp	4.000	02/08/21	464,677
850,000	Microsoft Corp	1.550	08/08/21	855,785
1,300,000	Microsoft Corp	2.375	02/12/22	1,336,038
725,000	Microsoft Corp	2.650	11/03/22	760,178
575,000	Microsoft Corp	2.125	11/15/22	596,536
275,000	Microsoft Corp	2.375	05/01/23	285,752
1,450,000	Microsoft Corp	2.000	08/08/23	1,499,055
800,000	Microsoft Corp	3.625	12/15/23	874,182
975,000	Microsoft Corp	2.700	02/12/25	1,051,290
1,075,000	Microsoft Corp	3.125	11/03/25	1,177,588
2,925,000	Microsoft Corp	2.400	08/08/26	3,093,330
5,739,000	Microsoft Corp	3.300	02/06/27	6,368,672
150,000	Microsoft Corp	3.500	02/12/35	177,554
1,175,000	Microsoft Corp	4.200	11/03/35	1,472,754
2,250,000	Microsoft Corp	3.450	08/08/36	2,570,353
2,925,000	Microsoft Corp	4.100	02/06/37	3,571,120
200,000	Microsoft Corp	4.500	10/01/40	262,517
175,000	Microsoft Corp	5.300	02/08/41	256,812
500,000	Microsoft Corp	3.500	11/15/42	575,120
300,000	Microsoft Corp	3.750	05/01/43	349,890
1,025,000	Microsoft Corp	3.750	02/12/45	1,237,120
950,000	Microsoft Corp	4.450	11/03/45	1,249,108
1,575,000	Microsoft Corp	3.700	08/08/46	1,868,261
2,300,000	Microsoft Corp	4.250	02/06/47	2,987,574
1,950,000	Microsoft Corp	4.000	02/12/55	2,485,232
500,000	Microsoft Corp	4.750	11/03/55	705,775
1,300,000	Microsoft Corp	3.950	08/08/56	1,624,172
5,625,000	Microsoft Corp	4.500	02/06/57	7,757,945
1,250,000	Oracle Corp	2.800	07/08/21	1,268,158
1,125,000	Oracle Corp	1.900	09/15/21	1,128,953
74

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,600,000	Oracle Corp	2.500%	05/15/22	$1,626,526
2,150,000	Oracle Corp	2.500	10/15/22	2,198,771
800,000	Oracle Corp	2.625	02/15/23	821,218
225,000	Oracle Corp	3.625	07/15/23	238,579
2,375,000	Oracle Corp	2.400	09/15/23	2,424,090
1,225,000	Oracle Corp	3.400	07/08/24	1,309,556
900,000	Oracle Corp	2.950	11/15/24	948,181
1,000,000	Oracle Corp	2.500	04/01/25	1,020,871
1,650,000	Oracle Corp	2.950	05/15/25	1,711,300
2,884,000	Oracle Corp	2.650	07/15/26	2,957,742
1,000,000	Oracle Corp	2.800	04/01/27	1,019,323
1,000,000	Oracle Corp	2.950	04/01/30	1,006,002
400,000	Oracle Corp	3.250	05/15/30	426,886
2,497,000	Oracle Corp	4.300	07/08/34	2,923,792
650,000	Oracle Corp	3.900	05/15/35	701,821
1,225,000	Oracle Corp	3.850	07/15/36	1,279,107
4,000,000	Oracle Corp	3.800	11/15/37	4,124,849
100,000	Oracle Corp	6.500	04/15/38	140,838
470,000	Oracle Corp	6.125	07/08/39	633,683
675,000	Oracle Corp	3.600	04/01/40	671,932
325,000	Oracle Corp	5.375	07/15/40	434,583
500,000	Oracle Corp	4.500	07/08/44	571,831
325,000	Oracle Corp	4.125	05/15/45	354,339
2,025,000	Oracle Corp	4.000	07/15/46	2,205,555
3,100,000	Oracle Corp	4.000	11/15/47	3,405,108
1,000,000	Oracle Corp	3.600	04/01/50	995,968
500,000	Oracle Corp	4.375	05/15/55	606,531
1,000,000	Oracle Corp	3.850	04/01/60	1,006,066
550,000	PayPal Holdings, Inc	2.200	09/26/22	547,315
1,000,000	PayPal Holdings, Inc	2.400	10/01/24	1,004,902
1,000,000	PayPal Holdings, Inc	2.650	10/01/26	979,924
1,000,000	PayPal Holdings, Inc	2.850	10/01/29	992,551
725,000	salesforce.com, Inc	3.250	04/11/23	753,504
925,000	salesforce.com, Inc	3.700	04/11/28	1,021,092
475,000	VMware, Inc	2.300	08/21/20	469,939
1,475,000	VMware, Inc	2.950	08/21/22	1,478,696
725,000	VMware, Inc	3.900	08/21/27	714,996
	TOTAL SOFTWARE & SERVICES			160,812,427

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
100,000	Alphabet, Inc	3.625	05/19/21	102,910
875,000	Alphabet, Inc	3.375	02/25/24	962,369
1,250,000	Alphabet, Inc	1.998	08/15/26	1,320,009
200,000	Amphenol Corp	3.200	04/01/24	202,412
250,000	Amphenol Corp	2.050	03/01/25	236,419
450,000	Amphenol Corp	4.350	06/01/29	501,552
1,000,000	Amphenol Corp	2.800	02/15/30	910,460
2,500,000	Apple, Inc	2.250	02/23/21	2,522,956
2,925,000	Apple, Inc	1.550	08/04/21	2,943,047
1,250,000	Apple, Inc	2.150	02/09/22	1,277,687
1,050,000	Apple, Inc	2.700	05/13/22	1,096,000
275,000	Apple, Inc	1.700	09/11/22	280,341
575,000	Apple, Inc	2.100	09/12/22	586,403
650,000	Apple, Inc	2.400	01/13/23	669,904
75

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Apple, Inc	2.850%	02/23/23	$782,456
925,000		Apple, Inc	2.400	05/03/23	962,006
1,150,000		Apple, Inc	3.000	02/09/24	1,218,322
2,725,000		Apple, Inc	3.450	05/06/24	2,942,127
1,075,000		Apple, Inc	2.850	05/11/24	1,137,572
1,850,000		Apple, Inc	2.750	01/13/25	1,958,143
1,075,000		Apple, Inc	2.500	02/09/25	1,148,163
1,125,000		Apple, Inc	3.200	05/13/25	1,218,629
2,825,000		Apple, Inc	3.250	02/23/26	3,076,399
1,425,000		Apple, Inc	2.450	08/04/26	1,493,167
1,750,000		Apple, Inc	2.050	09/11/26	1,805,148
1,075,000		Apple, Inc	3.350	02/09/27	1,172,663
275,000		Apple, Inc	3.200	05/11/27	298,018
3,675,000		Apple, Inc	3.000	11/13/27	3,951,634
1,600,000		Apple, Inc	4.500	02/23/36	1,997,883
350,000		Apple, Inc	3.850	05/04/43	413,956
750,000		Apple, Inc	4.450	05/06/44	966,624
1,350,000		Apple, Inc	3.450	02/09/45	1,523,761
1,000,000		Apple, Inc	4.375	05/13/45	1,273,020
1,775,000		Apple, Inc	4.650	02/23/46	2,457,422
900,000		Apple, Inc	3.850	08/04/46	1,086,947
1,175,000		Apple, Inc	4.250	02/09/47	1,505,628
900,000		Apple, Inc	3.750	09/12/47	1,059,303
2,850,000		Apple, Inc	3.750	11/13/47	3,409,358
1,650,000		Apple, Inc	2.950	09/11/49	1,741,243
500,000		Broadcom Corp	2.200	01/15/21	493,380
2,500,000		Broadcom Corp	3.000	01/15/22	2,477,057
500,000		Broadcom Corp	2.650	01/15/23	488,286
1,100,000		Broadcom Corp	3.625	01/15/24	1,088,484
2,250,000		Broadcom Corp	3.125	01/15/25	2,157,067
1,750,000		Broadcom Corp	3.875	01/15/27	1,668,216
250,000		Broadcom Corp	3.500	01/15/28	231,670
1,250,000		Cisco Systems, Inc	2.900	03/04/21	1,256,978
300,000		Cisco Systems, Inc	1.850	09/20/21	302,080
400,000		Cisco Systems, Inc	3.000	06/15/22	416,795
500,000		Cisco Systems, Inc	2.600	02/28/23	515,317
2,300,000		Cisco Systems, Inc	2.200	09/20/23	2,418,931
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,186,041
400,000		Cisco Systems, Inc	3.500	06/15/25	440,384
500,000		Cisco Systems, Inc	2.950	02/28/26	546,884
3,000,000		Cisco Systems, Inc	2.500	09/20/26	3,127,797
1,000,000		Cisco Systems, Inc	5.900	02/15/39	1,445,951
1,175,000		Cisco Systems, Inc	5.500	01/15/40	1,674,464
300,000		Corning, Inc	2.900	05/15/22	300,930
200,000		Corning, Inc	4.700	03/15/37	206,036
100,000		Corning, Inc	5.750	08/15/40	116,476
200,000		Corning, Inc	4.750	03/15/42	209,751
300,000		Corning, Inc	5.350	11/15/48	353,048
500,000		Corning, Inc	3.900	11/15/49	487,722
825,000		Corning, Inc	4.375	11/15/57	857,682
200,000		Corning, Inc	5.850	11/15/68	220,447
1,000,000		Corning, Inc	5.450	11/15/79	1,021,587
1,550,000	g	Dell International LLC	4.420	06/15/21	1,566,639
76

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,150,000	g	Dell International LLC	5.450%	06/15/23	$4,258,569
875,000	g	Dell International LLC	4.000	07/15/24	882,772
2,925,000	g	Dell International LLC	6.020	06/15/26	3,112,322
1,050,000	g	Dell International LLC	4.900	10/01/26	1,045,921
1,900,000	g	Dell International LLC	5.300	10/01/29	1,848,095
1,125,000	g	Dell International LLC	8.100	07/15/36	1,293,625
1,525,000	g	Dell International LLC	8.350	07/15/46	1,791,912
800,000		Flex Ltd	4.750	06/15/25	804,012
600,000		Flex Ltd	4.875	06/15/29	569,581
500,000		Genpact Luxembourg Sarl	3.375	12/01/24	502,137
500,000		Hewlett Packard Enterprise Co	3.500	10/05/21	502,459
1,000,000		Hewlett Packard Enterprise Co	2.250	04/01/23	977,122
3,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	3,155,641
225,000		Hewlett Packard Enterprise Co	6.200	10/15/35	254,769
1,175,000		Hewlett Packard Enterprise Co	6.350	10/15/45	1,366,698
913,000		Hewlett-Packard Co	3.750	12/01/20	909,710
500,000		Hewlett-Packard Co	4.650	12/09/21	503,261
200,000		Hewlett-Packard Co	4.050	09/15/22	208,999
975,000		Hewlett-Packard Co	6.000	09/15/41	1,033,765
1,000,000		Jabil, Inc	4.700	09/15/22	996,889
100,000		Jabil, Inc	3.950	01/12/28	96,054
750,000		Jabil, Inc	3.600	01/15/30	667,071
755,000		Koninklijke Philips Electronics NV	5.000	03/15/42	903,522
300,000	g	L3Harris Technologies, Inc	4.950	02/15/21	306,439
475,000	g	L3Harris Technologies, Inc	3.850	06/15/23	494,151
52,000	g	L3Harris Technologies, Inc	3.950	05/28/24	54,507
600,000	g	L3Harris Technologies, Inc	3.850	12/15/26	625,375
625,000	g	L3Harris Technologies, Inc	4.400	06/15/28	676,142
1,275,000		L3Harris Technologies, Inc	4.400	06/15/28	1,379,330
175,000		L3Harris Technologies, Inc	2.900	12/15/29	165,352
300,000		L3Harris Technologies, Inc	4.854	04/27/35	325,091
600,000		L3Harris Technologies, Inc	5.054	04/27/45	662,719
1,040,000		Motorola Solutions, Inc	3.750	05/15/22	1,040,052
250,000		Motorola Solutions, Inc	3.500	03/01/23	242,046
200,000		Motorola Solutions, Inc	4.000	09/01/24	198,062
450,000		Motorola Solutions, Inc	4.600	02/23/28	459,000
500,000		Motorola Solutions, Inc	4.600	05/23/29	525,114
200,000		Motorola Solutions, Inc	5.500	09/01/44	201,843
200,000		NetApp, Inc	3.375	06/15/21	200,478
200,000		NetApp, Inc	3.300	09/29/24	196,749
925,000		QUALCOMM, Inc	3.000	05/20/22	944,096
350,000		QUALCOMM, Inc	2.600	01/30/23	358,399
1,225,000		QUALCOMM, Inc	2.900	05/20/24	1,264,092
925,000		QUALCOMM, Inc	3.450	05/20/25	989,167
2,800,000		QUALCOMM, Inc	3.250	05/20/27	2,954,486
750,000		QUALCOMM, Inc	4.650	05/20/35	949,159
650,000		QUALCOMM, Inc	4.800	05/20/45	865,311
1,525,000		QUALCOMM, Inc	4.300	05/20/47	1,844,142
175,000		Seagate HDD Cayman	4.250	03/01/22	175,343
350,000		Seagate HDD Cayman	4.750	06/01/23	350,488
1,675,000		Seagate HDD Cayman	4.750	01/01/25	1,665,862
200,000		Seagate HDD Cayman	4.875	06/01/27	198,239
200,000		Seagate HDD Cayman	5.750	12/01/34	185,176
350,000		Tech Data Corp	3.700	02/15/22	346,452
77

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	Tech Data Corp	4.950%	02/15/27	$353,586
250,000	Tyco Electronics Group S.A.	3.500	02/03/22	253,519
200,000	Tyco Electronics Group S.A.	3.450	08/01/24	204,180
100,000	Tyco Electronics Group S.A.	3.700	02/15/26	101,740
1,150,000	Tyco Electronics Group S.A.	3.125	08/15/27	1,188,157
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			132,117,111

TELECOMMUNICATION SERVICES - 1.1%
950,000	America Movil SAB de C.V.	3.125	07/16/22	958,868
1,000,000	America Movil SAB de C.V.	3.625	04/22/29	1,017,415
440,000	America Movil SAB de C.V.	6.125	03/30/40	577,535
1,625,000	America Movil SAB de C.V.	4.375	07/16/42	1,732,840
2,000,000	America Movil SAB de C.V.	4.375	04/22/49	2,258,000
675,000	AT&T, Inc	3.000	02/15/22	680,597
1,075,000	AT&T, Inc	3.200	03/01/22	1,090,511
650,000	AT&T, Inc	3.800	03/15/22	671,370
1,400,000	AT&T, Inc	3.400	06/15/22	1,433,639
625,000	AT&T, Inc	3.000	06/30/22	630,290
575,000	AT&T, Inc	2.625	12/01/22	567,849
800,000	AT&T, Inc	3.600	02/17/23	823,560
650,000	AT&T, Inc	4.050	12/15/23	684,379
1,075,000	AT&T, Inc	3.800	03/01/24	1,130,594
450,000	AT&T, Inc	3.900	03/11/24	471,830
1,675,000	AT&T, Inc	4.450	04/01/24	1,774,250
500,000	AT&T, Inc	3.550	06/01/24	516,328
625,000	AT&T, Inc	3.950	01/15/25	658,513
2,825,000	AT&T, Inc	3.400	05/15/25	2,921,902
225,000	AT&T, Inc	3.600	07/15/25	233,656
500,000	AT&T, Inc	3.875	01/15/26	513,279
2,050,000	AT&T, Inc	4.125	02/17/26	2,187,248
750,000	AT&T, Inc	2.950	07/15/26	737,783
2,175,000	AT&T, Inc	3.800	02/15/27	2,259,825
2,075,000	AT&T, Inc	4.250	03/01/27	2,218,357
5,255,000	AT&T, Inc	4.100	02/15/28	5,518,886
4,375,000	AT&T, Inc	4.350	03/01/29	4,704,124
1,825,000	AT&T, Inc	4.500	05/15/35	1,989,685
1,925,000	AT&T, Inc	5.250	03/01/37	2,241,128
1,500,000	AT&T, Inc	4.900	08/15/37	1,683,462
5,275,000	AT&T, Inc	4.850	03/01/39	5,968,334
150,000	AT&T, Inc	6.000	08/15/40	183,551
175,000	AT&T, Inc	5.350	09/01/40	203,578
550,000	AT&T, Inc	5.150	03/15/42	630,865
900,000	AT&T, Inc	4.900	06/15/42	1,003,061
2,591,000	AT&T, Inc	4.300	12/15/42	2,736,917
200,000	AT&T, Inc	5.350	12/15/43	236,252
300,000	AT&T, Inc	4.650	06/01/44	324,541
1,550,000	AT&T, Inc	4.800	06/15/44	1,726,952
3,079,000	AT&T, Inc	4.350	06/15/45	3,255,631
1,700,000	AT&T, Inc	4.850	07/15/45	1,882,539
350,000	AT&T, Inc	4.750	05/15/46	388,698
175,000	AT&T, Inc	5.150	11/15/46	205,798
2,900,000	AT&T, Inc	5.450	03/01/47	3,482,119
2,125,000	AT&T, Inc	4.500	03/09/48	2,306,177
78

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,250,000	AT&T, Inc	5.150%	02/15/50	$1,493,724
2,750,000	AT&T, Inc	5.300	08/15/58	3,240,042
750,000	Bell Canada, Inc	4.464	04/01/48	800,903
750,000	Bell Canada, Inc	4.300	07/29/49	868,561
750,000	British Telecommunications plc	4.500	12/04/23	785,754
750,000	British Telecommunications plc	5.125	12/04/28	837,013
1,425,000	British Telecommunications plc	9.625	12/15/30	2,194,556
2,690,000	Deutsche Telekom International Finance BV	8.750	06/15/30	3,668,973
2,000,000	Orange S.A.	4.125	09/14/21	2,045,616
745,000	Orange S.A.	9.000	03/01/31	1,130,996
900,000	Orange S.A.	5.375	01/13/42	1,152,106
725,000	Orange S.A.	5.500	02/06/44	927,979
200,000	Rogers Communications, Inc	4.100	10/01/23	213,901
1,713,000	Rogers Communications, Inc	3.625	12/15/25	1,812,457
200,000	Rogers Communications, Inc	2.900	11/15/26	198,449
125,000	Rogers Communications, Inc	4.500	03/15/43	142,427
300,000	Rogers Communications, Inc	5.450	10/01/43	374,814
600,000	Rogers Communications, Inc	5.000	03/15/44	720,224
150,000	Rogers Communications, Inc	4.300	02/15/48	163,903
1,500,000	Rogers Communications, Inc	4.350	05/01/49	1,700,528
1,300,000	Rogers Communications, Inc	3.700	11/15/49	1,344,767
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,023,356
225,000	Telefonica Emisiones SAU	4.570	04/27/23	240,269
1,500,000	Telefonica Emisiones SAU	4.103	03/08/27	1,555,678
625,000	Telefonica Emisiones SAU	7.045	06/20/36	745,335
1,200,000	Telefonica Emisiones SAU	4.665	03/06/38	1,291,066
2,125,000	Telefonica Emisiones SAU	5.213	03/08/47	2,384,548
1,175,000	Telefonica Emisiones SAU	4.895	03/06/48	1,300,398
900,000	Telefonica Emisiones SAU	5.520	03/01/49	1,056,106
567,000	Telefonica Europe BV	8.250	09/15/30	820,208
325,000	TELUS Corp	2.800	02/16/27	328,313
300,000	TELUS Corp	3.700	09/15/27	317,882
500,000	TELUS Corp	4.600	11/16/48	562,101
750,000	TELUS Corp	4.300	06/15/49	794,105
475,000	Verizon Communications, Inc	2.946	03/15/22	484,488
350,000	Verizon Communications, Inc	5.150	09/15/23	388,980
575,000	Verizon Communications, Inc	3.500	11/01/24	611,647
700,000	Verizon Communications, Inc	2.625	08/15/26	722,880
125,000	Verizon Communications, Inc	3.000	03/22/27	131,542
6,641,000	Verizon Communications, Inc	4.329	09/21/28	7,653,085
350,000	Verizon Communications, Inc	3.875	02/08/29	391,770
9,005,000	Verizon Communications, Inc	4.016	12/03/29	10,152,486
200,000	Verizon Communications, Inc	3.150	03/22/30	215,075
2,975,000	Verizon Communications, Inc	4.500	08/10/33	3,581,204
3,250,000	Verizon Communications, Inc	4.400	11/01/34	3,804,924
3,775,000	Verizon Communications, Inc	4.272	01/15/36	4,410,187
325,000	Verizon Communications, Inc	5.250	03/16/37	415,719
11,875,000	Verizon Communications, Inc	5.012	04/15/49	16,020,704
150,000	Verizon Communications, Inc	4.000	03/22/50	178,021
4,000,000	Vodafone Group plc	4.125	05/30/25	4,259,723
4,425,000	Vodafone Group plc	4.375	05/30/28	4,652,303
425,000	Vodafone Group plc	6.150	02/27/37	493,361
925,000	Vodafone Group plc	5.000	05/30/38	1,029,204
1,900,000	Vodafone Group plc	4.375	02/19/43	1,968,100
79

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,450,000	Vodafone Group plc	5.250%	05/30/48	$1,749,807
1,000,000	Vodafone Group plc	4.875	06/19/49	1,104,741
1,000,000	Vodafone Group plc	4.250	09/17/50	1,027,842
500,000	Vodafone Group plc	5.125	06/19/59	567,576
	TOTAL TELECOMMUNICATION SERVICES			174,675,143

TRANSPORTATION - 0.6%
719,285	American Airlines, Inc	3.000	10/15/28	678,819
275,000	Boeing Co	2.300	08/01/21	265,810
300,000	Boeing Co	2.700	05/01/22	286,484
750,000	Boeing Co	2.800	03/01/23	690,464
300,000	Boeing Co	2.800	03/01/24	282,375
400,000	Boeing Co	2.600	10/30/25	362,314
300,000	Boeing Co	3.100	05/01/26	277,403
200,000	Boeing Co	2.250	06/15/26	177,124
500,000	Boeing Co	2.700	02/01/27	458,849
250,000	Boeing Co	2.800	03/01/27	223,076
500,000	Boeing Co	3.250	03/01/28	470,861
125,000	Boeing Co	3.450	11/01/28	108,815
600,000	Boeing Co	3.200	03/01/29	554,102
750,000	Boeing Co	2.950	02/01/30	694,554
300,000	Boeing Co	3.600	05/01/34	268,324
425,000	Boeing Co	3.250	02/01/35	369,007
500,000	Boeing Co	3.550	03/01/38	432,906
600,000	Boeing Co	3.500	03/01/39	521,677
350,000	Boeing Co	5.875	02/15/40	337,801
300,000	Boeing Co	3.375	06/15/46	252,483
250,000	Boeing Co	3.650	03/01/47	222,484
100,000	Boeing Co	3.625	03/01/48	87,030
100,000	Boeing Co	3.850	11/01/48	90,866
125,000	Boeing Co	3.825	03/01/59	111,671
750,000	Boeing Co	3.950	08/01/59	674,152
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	302,750
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	152,887
1,100,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	1,163,504
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	526,899
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	156,321
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	310,879
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	741,397
660,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	894,351
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	308,917
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	233,542
300,000	Burlington Northern Santa Fe LLC	4.450	03/15/43	354,892
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	649,959
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	623,276
600,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	727,296
1,275,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	1,491,750
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	243,712
1,150,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	1,290,241
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	468,305
1,175,000	Burlington Northern Santa Fe LLC	4.050	06/15/48	1,358,067
1,025,000	Burlington Northern Santa Fe LLC	4.150	12/15/48	1,194,826
750,000	Burlington Northern Santa Fe LLC	3.550	02/15/50	821,181
80

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Canadian National Railway Co	2.850%	12/15/21	$98,139
300,000	Canadian National Railway Co	2.250	11/15/22	298,650
200,000	Canadian National Railway Co	2.950	11/21/24	192,470
200,000	Canadian National Railway Co	6.900	07/15/28	253,916
200,000	Canadian National Railway Co	6.250	08/01/34	270,639
250,000	Canadian National Railway Co	3.500	11/15/42	264,938
100,000	Canadian National Railway Co	4.500	11/07/43	121,113
650,000	Canadian National Railway Co	3.200	08/02/46	673,422
725,000	Canadian National Railway Co	3.650	02/03/48	808,562
325,000	Canadian National Railway Co	4.450	01/20/49	418,030
1,800,000	Canadian Pacific Railway Co	2.900	02/01/25	1,812,839
300,000	Canadian Pacific Railway Co	4.000	06/01/28	321,435
100,000	Canadian Pacific Railway Co	2.050	03/05/30	92,855
200,000	Canadian Pacific Railway Co	7.125	10/15/31	265,592
250,000	Canadian Pacific Railway Co	5.950	05/15/37	317,999
775,000	Canadian Pacific Railway Co	6.125	09/15/15	1,031,354
400,000	CH Robinson Worldwide, Inc	4.200	04/15/28	423,944
195,664	Continental Airlines, Inc	4.750	01/12/21	197,090
22,005	Continental Airlines, Inc	5.983	04/19/22	22,561
340,039	Continental Airlines, Inc	4.150	04/11/24	366,388
139,882	Continental Airlines, Inc	4.000	10/29/24	135,229
125,000	CSX Corp	3.700	11/01/23	131,547
300,000	CSX Corp	3.400	08/01/24	311,888
200,000	CSX Corp	3.350	11/01/25	210,459
1,200,000	CSX Corp	2.600	11/01/26	1,222,214
825,000	CSX Corp	4.250	03/15/29	925,674
600,000	CSX Corp	2.400	02/15/30	590,865
100,000	CSX Corp	6.000	10/01/36	121,142
200,000	CSX Corp	6.150	05/01/37	246,925
400,000	CSX Corp	5.500	04/15/41	471,535
350,000	CSX Corp	4.400	03/01/43	377,784
600,000	CSX Corp	4.100	03/15/44	623,968
800,000	CSX Corp	3.800	11/01/46	804,024
1,050,000	CSX Corp	4.300	03/01/48	1,152,398
850,000	CSX Corp	4.750	11/15/48	980,311
500,000	CSX Corp	4.500	03/15/49	575,873
600,000	CSX Corp	3.350	09/15/49	568,174
1,000,000	CSX Corp	3.800	04/15/50	1,050,401
200,000	CSX Corp	3.950	05/01/50	208,781
300,000	CSX Corp	4.500	08/01/54	339,463
150,000	CSX Corp	4.250	11/01/66	149,740
300,000	CSX Corp	4.650	03/01/68	327,313
68,091	Delta Air Lines, Inc	4.750	05/07/20	68,112
125,000	Delta Air Lines, Inc	2.600	12/04/20	119,338
225,000	Delta Air Lines, Inc	3.400	04/19/21	204,869
950,000	Delta Air Lines, Inc	3.625	03/15/22	888,619
450,000	Delta Air Lines, Inc	3.800	04/19/23	422,890
1,000,000	Delta Air Lines, Inc	2.900	10/28/24	800,388
100,609	Delta Air Lines, Inc	3.625	07/30/27	91,425
425,000	Delta Air Lines, Inc	4.375	04/19/28	341,120
300,000	Delta Air Lines, Inc	2.000	06/10/28	272,933
825,000	Delta Air Lines, Inc	3.750	10/28/29	664,849
175,000	FedEx Corp	3.400	01/14/22	175,973
300,000	FedEx Corp	4.000	01/15/24	313,032
81

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	FedEx Corp	3.200%	02/01/25	$101,353
500,000	FedEx Corp	3.250	04/01/26	506,171
400,000	FedEx Corp	3.300	03/15/27	397,818
1,250,000	FedEx Corp	3.400	02/15/28	1,237,184
500,000	FedEx Corp	4.200	10/17/28	523,462
2,000,000	FedEx Corp	3.100	08/05/29	1,965,702
1,000,000	FedEx Corp	4.900	01/15/34	1,067,868
200,000	FedEx Corp	3.900	02/01/35	195,574
275,000	FedEx Corp	5.100	01/15/44	273,084
1,100,000	FedEx Corp	4.750	11/15/45	1,055,340
600,000	FedEx Corp	4.550	04/01/46	569,600
450,000	FedEx Corp	4.400	01/15/47	409,855
900,000	FedEx Corp	4.050	02/15/48	792,103
500,000	FedEx Corp	4.950	10/17/48	489,224
200,000	FedEx Corp	4.500	02/01/65	160,292
200,000	GATX Corp	4.350	02/15/24	213,535
500,000	GATX Corp	3.250	09/15/26	503,739
200,000	GATX Corp	3.500	03/15/28	201,082
200,000	GATX Corp	4.550	11/07/28	213,195
425,000	GATX Corp	4.700	04/01/29	460,844
225,000	GATX Corp	5.200	03/15/44	247,490
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	192,234
500,000	JB Hunt Transport Services, Inc	3.875	03/01/26	516,494
500,000	JetBlue Pass Through Trust	2.750	05/15/32	437,267
100,000	Kansas City Southern	3.000	05/15/23	94,682
100,000	Kansas City Southern	3.125	06/01/26	98,851
500,000	Kansas City Southern	2.875	11/15/29	480,186
100,000	Kansas City Southern	4.300	05/15/43	101,023
175,000	Kansas City Southern	4.950	08/15/45	182,027
800,000	Kansas City Southern	4.700	05/01/48	878,483
500,000	Kansas City Southern	4.200	11/15/69	480,060
350,000	Kirby Corp	4.200	03/01/28	345,078
100,000	Norfolk Southern Corp	3.250	12/01/21	101,089
250,000	Norfolk Southern Corp	3.000	04/01/22	248,868
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,305,431
350,000	Norfolk Southern Corp	2.900	06/15/26	356,840
300,000	Norfolk Southern Corp	3.150	06/01/27	298,064
700,000	Norfolk Southern Corp	3.800	08/01/28	720,569
16,000	Norfolk Southern Corp	4.837	10/01/41	18,879
300,000	Norfolk Southern Corp	4.450	06/15/45	332,595
200,000	Norfolk Southern Corp	4.650	01/15/46	235,317
303,000	Norfolk Southern Corp	3.942	11/01/47	316,164
1,450,000	Norfolk Southern Corp	4.150	02/28/48	1,532,043
500,000	Norfolk Southern Corp	4.100	05/15/49	534,633
500,000	Norfolk Southern Corp	3.400	11/01/49	485,921
175,000	Norfolk Southern Corp	4.050	08/15/52	188,915
850,000	Norfolk Southern Corp	5.100	08/01/18	959,901
500,000	Royal Caribbean Cruises Ltd	2.650	11/28/20	450,275
700,000	Royal Caribbean Cruises Ltd	3.700	03/15/28	440,867
500,000	Ryder System, Inc	3.500	06/01/21	499,860
500,000	Ryder System, Inc	2.875	06/01/22	501,436
500,000	Ryder System, Inc	2.500	09/01/22	470,602
200,000	Ryder System, Inc	3.400	03/01/23	201,953
82

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Ryder System, Inc	3.750%	06/09/23	$200,740
200,000		Ryder System, Inc	3.875	12/01/23	203,944
550,000		Ryder System, Inc	3.650	03/18/24	553,922
500,000		Ryder System, Inc	2.500	09/01/24	476,035
500,000		Ryder System, Inc	2.900	12/01/26	488,041
200,000		Southwest Airlines Co	2.750	11/16/22	184,779
200,000		Southwest Airlines Co	3.000	11/15/26	185,380
200,000		Southwest Airlines Co	3.450	11/16/27	179,705
300,000		Southwest Airlines Co	2.625	02/10/30	251,728
76,516		Spirit Airlines, Inc	4.100	04/01/28	74,450
300,000		Union Pacific Corp	3.200	06/08/21	302,876
300,000		Union Pacific Corp	2.950	03/01/22	303,472
506,000		Union Pacific Corp	4.163	07/15/22	520,189
500,000		Union Pacific Corp	2.950	01/15/23	511,284
300,000		Union Pacific Corp	3.500	06/08/23	307,935
277,000		Union Pacific Corp	3.646	02/15/24	288,154
300,000		Union Pacific Corp	3.150	03/01/24	312,050
200,000		Union Pacific Corp	3.750	03/15/24	211,447
200,000		Union Pacific Corp	3.250	01/15/25	210,901
500,000		Union Pacific Corp	3.750	07/15/25	537,381
200,000		Union Pacific Corp	3.250	08/15/25	206,465
300,000		Union Pacific Corp	2.750	03/01/26	303,193
500,000		Union Pacific Corp	2.150	02/05/27	488,684
1,825,000		Union Pacific Corp	3.950	09/10/28	1,959,283
700,000		Union Pacific Corp	3.700	03/01/29	755,417
100,000		Union Pacific Corp	3.375	02/01/35	103,304
100,000		Union Pacific Corp	3.600	09/15/37	103,517
925,000		Union Pacific Corp	4.375	09/10/38	1,051,565
500,000		Union Pacific Corp	3.550	08/15/39	503,402
100,000		Union Pacific Corp	4.300	06/15/42	109,439
150,000		Union Pacific Corp	4.250	04/15/43	163,182
200,000		Union Pacific Corp	4.050	11/15/45	210,734
200,000		Union Pacific Corp	3.350	08/15/46	199,965
300,000		Union Pacific Corp	4.000	04/15/47	317,388
1,775,000		Union Pacific Corp	4.300	03/01/49	2,017,094
1,000,000		Union Pacific Corp	3.250	02/05/50	971,671
1,070,000		Union Pacific Corp	3.799	10/01/51	1,148,473
200,000		Union Pacific Corp	3.875	02/01/55	200,200
300,000		Union Pacific Corp	3.950	08/15/59	324,081
1,925,000	g	Union Pacific Corp	3.839	03/20/60	2,060,048
300,000		Union Pacific Corp	4.375	11/15/65	338,836
200,000		Union Pacific Corp	4.100	09/15/67	215,662
500,000		Union Pacific Corp	3.750	02/05/70	516,621
172,532		Union Pacific Railroad Co	2.695	05/12/27	181,274
500,000		United Parcel Service, Inc	2.350	05/16/22	511,156
1,675,000		United Parcel Service, Inc	2.450	10/01/22	1,681,403
500,000		United Parcel Service, Inc	2.200	09/01/24	517,153
300,000		United Parcel Service, Inc	2.800	11/15/24	311,787
125,000		United Parcel Service, Inc	2.400	11/15/26	128,390
875,000		United Parcel Service, Inc	3.050	11/15/27	900,604
500,000		United Parcel Service, Inc	3.400	03/15/29	528,354
500,000		United Parcel Service, Inc	2.500	09/01/29	481,565
750,000		United Parcel Service, Inc	4.450	04/01/30	848,956
510,000		United Parcel Service, Inc	6.200	01/15/38	664,281
83

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$450,000	United Parcel Service, Inc	3.625%	10/01/42	$428,258
400,000	United Parcel Service, Inc	3.400	11/15/46	390,422
1,550,000	United Parcel Service, Inc	3.750	11/15/47	1,616,144
300,000	United Parcel Service, Inc	4.250	03/15/49	348,971
500,000	United Parcel Service, Inc	3.400	09/01/49	503,305
	TOTAL TRANSPORTATION			103,261,377

UTILITIES – 2.0%
200,000	AEP Texas, Inc	2.400	10/01/22	201,327
200,000	AEP Texas, Inc	3.950	06/01/28	209,192
200,000	AEP Texas, Inc	3.800	10/01/47	193,198
100,000	AEP Texas, Inc	4.150	05/01/49	103,607
550,000	AEP Texas, Inc	3.450	01/15/50	490,625
200,000	AEP Transmission Co LLC	3.100	12/01/26	207,886
600,000	AEP Transmission Co LLC	4.000	12/01/46	607,277
500,000	AEP Transmission Co LLC	3.750	12/01/47	516,238
200,000	AEP Transmission Co LLC	4.250	09/15/48	206,477
300,000	AEP Transmission Co LLC	3.800	06/15/49	324,299
300,000	AEP Transmission Co LLC	3.150	09/15/49	301,664
200,000	Alabama Power Co	2.450	03/30/22	202,432
475,000	Alabama Power Co	3.550	12/01/23	490,285
200,000	Alabama Power Co	3.850	12/01/42	205,962
400,000	Alabama Power Co	3.750	03/01/45	411,977
300,000	Alabama Power Co	4.300	01/02/46	335,925
750,000	Alabama Power Co	3.700	12/01/47	782,130
1,000,000	Alabama Power Co	4.300	07/15/48	1,130,674
500,000	Alabama Power Co	3.450	10/01/49	508,797
300,000	Ameren Corp	2.700	11/15/20	299,106
350,000	Ameren Corp	2.500	09/15/24	340,351
600,000	Ameren Illinois Co	2.700	09/01/22	586,237
300,000	Ameren Illinois Co	3.800	05/15/28	324,112
125,000	Ameren Illinois Co	4.150	03/15/46	138,154
1,150,000	Ameren Illinois Co	3.700	12/01/47	1,161,553
575,000	Ameren Illinois Co	4.500	03/15/49	682,374
300,000	Ameren Illinois Co	3.250	03/15/50	300,602
475,000	American Electric Power Co, Inc	2.150	11/13/20	471,491
300,000	American Electric Power Co, Inc	3.650	12/01/21	303,635
350,000	American Electric Power Co, Inc	3.200	11/13/27	346,924
700,000	American Electric Power Co, Inc	4.300	12/01/28	745,992
500,000	American Electric Power Co, Inc	2.300	03/01/30	466,481
500,000	American Electric Power Co, Inc	3.250	03/01/50	434,530
500,000	American Water Capital Corp	3.850	03/01/24	518,567
300,000	American Water Capital Corp	3.400	03/01/25	301,313
200,000	American Water Capital Corp	2.950	09/01/27	198,427
500,000	American Water Capital Corp	3.750	09/01/28	520,348
750,000	American Water Capital Corp	3.450	06/01/29	800,332
225,000	American Water Capital Corp	4.300	12/01/42	245,102
150,000	American Water Capital Corp	4.300	09/01/45	154,159
100,000	American Water Capital Corp	4.000	12/01/46	101,291
1,175,000	American Water Capital Corp	3.750	09/01/47	1,177,445
500,000	American Water Capital Corp	4.200	09/01/48	539,083
500,000	American Water Capital Corp	4.150	06/01/49	551,849
200,000	Appalachian Power Co	3.300	06/01/27	203,633
84

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Appalachian Power Co	4.500%	03/01/49	$312,739
125,000	Aqua America, Inc	3.566	05/01/29	127,412
200,000	Aqua America, Inc	4.276	05/01/49	216,147
200,000	Arizona Public Service Co	2.950	09/15/27	200,654
750,000	Arizona Public Service Co	2.600	08/15/29	721,366
350,000	Arizona Public Service Co	4.500	04/01/42	424,481
200,000	Arizona Public Service Co	4.350	11/15/45	225,377
410,000	Arizona Public Service Co	3.750	05/15/46	431,145
200,000	Arizona Public Service Co	4.200	08/15/48	204,597
200,000	Arizona Public Service Co	4.250	03/01/49	219,782
300,000	Arizona Public Service Co	3.500	12/01/49	305,182
900,000	Atlantic City Electric Co	4.000	10/15/28	966,390
650,000	Atmos Energy Corp	3.000	06/15/27	665,585
500,000	Atmos Energy Corp	2.625	09/15/29	495,595
100,000	Atmos Energy Corp	5.500	06/15/41	124,767
125,000	Atmos Energy Corp	4.150	01/15/43	131,639
600,000	Atmos Energy Corp	4.125	10/15/44	651,881
500,000	Atmos Energy Corp	4.300	10/01/48	565,809
300,000	Atmos Energy Corp	4.125	03/15/49	342,550
500,000	Atmos Energy Corp	3.375	09/15/49	507,093
500,000	Avangrid, Inc	3.150	12/01/24	497,366
625,000	Avangrid, Inc	3.800	06/01/29	639,735
150,000	Avista Corp	4.350	06/01/48	160,587
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	99,486
200,000	Baltimore Gas & Electric Co	2.400	08/15/26	192,274
150,000	Baltimore Gas & Electric Co	3.500	08/15/46	151,339
200,000	Baltimore Gas & Electric Co	3.750	08/15/47	216,389
200,000	Baltimore Gas & Electric Co	4.250	09/15/48	232,553
500,000	Baltimore Gas & Electric Co	3.200	09/15/49	476,532
1,125,000	Berkshire Hathaway Energy Co	2.375	01/15/21	1,127,732
200,000	Berkshire Hathaway Energy Co	2.800	01/15/23	192,484
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	367,141
175,000	Berkshire Hathaway Energy Co	3.250	04/15/28	181,026
950,000	Berkshire Hathaway Energy Co	6.125	04/01/36	1,252,984
1,032,000	Berkshire Hathaway Energy Co	5.950	05/15/37	1,303,533
725,000	Berkshire Hathaway Energy Co	5.150	11/15/43	865,070
975,000	Berkshire Hathaway Energy Co	4.500	02/01/45	1,096,373
1,250,000	Berkshire Hathaway Energy Co	3.800	07/15/48	1,310,608
1,025,000	Berkshire Hathaway Energy Co	4.450	01/15/49	1,182,302
200,000	Black Hills Corp	4.250	11/30/23	209,789
100,000	Black Hills Corp	3.950	01/15/26	105,288
100,000	Black Hills Corp	3.150	01/15/27	106,761
300,000	Black Hills Corp	4.350	05/01/33	367,139
200,000	Black Hills Corp	4.200	09/15/46	202,048
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	378,774
200,000	CenterPoint Energy Houston Electric LLC	2.400	09/01/26	200,774
300,000	CenterPoint Energy Houston Electric LLC	3.000	02/01/27	299,992
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	143,109
300,000	CenterPoint Energy Houston Electric LLC	3.950	03/01/48	335,344
750,000	CenterPoint Energy Houston Electric LLC	4.250	02/01/49	863,246
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	426,596
200,000	CenterPoint Energy Resources Corp	3.550	04/01/23	203,064
200,000	CenterPoint Energy Resources Corp	4.000	04/01/28	202,684
700,000	CenterPoint Energy Resources Corp	4.100	09/01/47	726,720
85

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		CenterPoint Energy, Inc	3.600%	11/01/21	$399,105
300,000		CenterPoint Energy, Inc	2.500	09/01/22	294,458
425,000		CenterPoint Energy, Inc	3.850	02/01/24	431,125
500,000		CenterPoint Energy, Inc	2.500	09/01/24	490,920
450,000		CenterPoint Energy, Inc	4.250	11/01/28	461,558
750,000		CenterPoint Energy, Inc	2.950	03/01/30	709,550
500,000		CenterPoint Energy, Inc	3.700	09/01/49	480,774
3,200,000	g	Cheniere Corpus Christi Holdings LLC	3.700	11/15/29	2,393,070
425,000		Cleco Corporate Holdings LLC	3.743	05/01/26	416,473
300,000	g	Cleco Corporate Holdings LLC	3.375	09/15/29	298,004
200,000		Cleco Corporate Holdings LLC	4.973	05/01/46	192,799
790,000		CMS Energy Corp	3.450	08/15/27	800,911
775,000		Commonwealth Edison Co	4.000	08/01/20	775,314
250,000		Commonwealth Edison Co	2.550	06/15/26	247,110
1,355,000		Commonwealth Edison Co	2.950	08/15/27	1,330,152
300,000		Commonwealth Edison Co	3.700	08/15/28	321,035
500,000		Commonwealth Edison Co	2.200	03/01/30	478,321
200,000		Commonwealth Edison Co	3.800	10/01/42	211,983
300,000		Commonwealth Edison Co	4.700	01/15/44	359,422
100,000		Commonwealth Edison Co	3.700	03/01/45	105,152
250,000		Commonwealth Edison Co	3.650	06/15/46	264,753
400,000		Commonwealth Edison Co	3.750	08/15/47	432,777
1,175,000		Commonwealth Edison Co	4.000	03/01/48	1,320,406
1,300,000		Commonwealth Edison Co	4.000	03/01/49	1,476,633
500,000		Commonwealth Edison Co	3.200	11/15/49	503,144
500,000		Commonwealth Edison Co	3.000	03/01/50	471,139
625,000		Connecticut Light & Power Co	3.200	03/15/27	662,149
400,000		Connecticut Light & Power Co	4.300	04/15/44	457,756
250,000		Connecticut Light & Power Co	4.150	06/01/45	278,748
775,000		Connecticut Light & Power Co	4.000	04/01/48	865,241
200,000		Consolidated Edison Co of New York, Inc	3.800	05/15/28	212,633
300,000		Consolidated Edison Co of New York, Inc	4.000	12/01/28	321,439
100,000		Consolidated Edison Co of New York, Inc	3.350	04/01/30	103,145
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	210,561
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	514,025
1,475,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	1,632,873
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	166,139
400,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	396,204
400,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	397,971
300,000		Consolidated Edison Co of New York, Inc	4.650	12/01/48	343,151
500,000		Consolidated Edison Co of New York, Inc	4.125	05/15/49	541,385
700,000		Consolidated Edison Co of New York, Inc	3.950	04/01/50	728,943
850,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	952,180
200,000		Consolidated Edison Co of New York, Inc	4.300	12/01/56	211,248
1,300,000		Consolidated Edison Co of New York, Inc	4.000	11/15/57	1,340,820
400,000		Consolidated Edison Co of New York, Inc	4.500	05/15/58	441,252
1,000,000		Consolidated Edison Co of New York, Inc	3.700	11/15/59	949,415
175,000		Consolidated Edison, Inc	2.000	05/15/21	172,880
150,000		Consumers Energy Co	2.850	05/15/22	151,808
200,000		Consumers Energy Co	3.375	08/15/23	208,236
250,000		Consumers Energy Co	3.800	11/15/28	262,146
600,000		Consumers Energy Co	3.950	07/15/47	697,612
600,000		Consumers Energy Co	4.050	05/15/48	694,103
86

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		Consumers Energy Co	4.350%	04/15/49	$420,911
500,000		Consumers Energy Co	3.750	02/15/50	542,150
500,000		Consumers Energy Co	3.100	08/15/50	487,605
150,000		Consumers Energy Co	3.500	08/01/51	161,358
300,000	g	Dayton Power & Light Co	3.950	06/15/49	302,935
200,000		Delmarva Power & Light Co	4.150	05/15/45	222,749
250,000		Dominion Energy Gas Holdings LLC	2.800	11/15/20	248,718
200,000		Dominion Energy Gas Holdings LLC	3.550	11/01/23	203,227
250,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	242,909
200,000		Dominion Energy Gas Holdings LLC	3.600	12/15/24	205,967
750,000		Dominion Energy Gas Holdings LLC	3.000	11/15/29	703,096
200,000		Dominion Energy Gas Holdings LLC	4.800	11/01/43	201,512
200,000		Dominion Energy Gas Holdings LLC	4.600	12/15/44	198,297
550,000		Dominion Energy Gas Holdings LLC	3.900	11/15/49	475,656
500,000		Dominion Energy, Inc	2.579	07/01/20	499,401
300,000		Dominion Energy, Inc	3.300	03/15/25	304,140
1,750,000		Dominion Energy, Inc	3.900	10/01/25	1,806,491
775,000		Dominion Energy, Inc	3.600	03/15/27	790,449
500,000		Dominion Energy, Inc	4.250	06/01/28	524,202
200,000		Dominion Energy, Inc	4.700	12/01/44	205,407
500,000		Dominion Energy, Inc	4.600	03/15/49	516,528
350,000		Dominion Energy, Inc (Step Bond)	2.715	08/15/21	345,256
225,000		Dominion Energy, Inc (Step Bond)	3.071	08/15/24	224,873
300,000	g	DPL, Inc	4.350	04/15/29	285,446
400,000		DTE Electric Co	3.450	10/01/20	400,734
200,000		DTE Electric Co	3.650	03/15/24	205,432
750,000		DTE Electric Co	2.250	03/01/30	725,547
200,000		DTE Electric Co	4.000	04/01/43	217,544
100,000		DTE Electric Co	3.700	06/01/46	105,982
500,000		DTE Electric Co	3.750	08/15/47	527,445
1,000,000		DTE Electric Co	4.050	05/15/48	1,135,217
525,000		DTE Electric Co	3.950	03/01/49	572,815
1,000,000		DTE Electric Co	2.950	03/01/50	932,825
350,000		DTE Energy Co	2.600	06/15/22	348,585
200,000		DTE Energy Co	3.300	06/15/22	204,974
275,000		DTE Energy Co	2.250	11/01/22	272,173
1,875,000		DTE Energy Co	3.700	08/01/23	1,892,228
200,000		DTE Energy Co	3.850	12/01/23	203,049
200,000		DTE Energy Co	3.500	06/01/24	205,876
1,000,000		DTE Energy Co	2.529	10/01/24	972,052
350,000		DTE Energy Co	3.400	06/15/29	350,415
500,000		DTE Energy Co	2.950	03/01/30	479,130
300,000		Duke Energy Carolinas LLC	3.350	05/15/22	308,821
200,000		Duke Energy Carolinas LLC	2.500	03/15/23	202,178
2,000,000		Duke Energy Carolinas LLC	3.050	03/15/23	2,047,740
200,000		Duke Energy Carolinas LLC	2.950	12/01/26	209,039
500,000		Duke Energy Carolinas LLC	3.950	11/15/28	553,836
500,000		Duke Energy Carolinas LLC	2.450	08/15/29	490,467
500,000		Duke Energy Carolinas LLC	2.450	02/01/30	497,099
125,000		Duke Energy Carolinas LLC	5.300	02/15/40	158,065
300,000		Duke Energy Carolinas LLC	3.750	06/01/45	330,008
200,000		Duke Energy Carolinas LLC	3.875	03/15/46	225,979
1,750,000		Duke Energy Carolinas LLC	3.700	12/01/47	1,925,244
1,500,000		Duke Energy Carolinas LLC	3.950	03/15/48	1,693,207
87

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Duke Energy Carolinas LLC	3.200%	08/15/49	$1,010,250
250,000	Duke Energy Corp	1.800	09/01/21	248,299
300,000	Duke Energy Corp	3.050	08/15/22	302,417
300,000	Duke Energy Corp	3.950	10/15/23	313,435
900,000	Duke Energy Corp	3.750	04/15/24	932,627
2,700,000	Duke Energy Corp	2.650	09/01/26	2,679,476
350,000	Duke Energy Corp	3.150	08/15/27	344,750
500,000	Duke Energy Corp	3.400	06/15/29	504,569
300,000	Duke Energy Corp	4.800	12/15/45	327,696
3,475,000	Duke Energy Corp	3.750	09/01/46	3,331,190
500,000	Duke Energy Corp	4.200	06/15/49	503,712
1,200,000	Duke Energy Florida LLC	3.100	08/15/21	1,209,029
1,200,000	Duke Energy Florida LLC	3.200	01/15/27	1,246,786
300,000	Duke Energy Florida LLC	3.800	07/15/28	323,006
1,000,000	Duke Energy Florida LLC	2.500	12/01/29	982,790
375,000	Duke Energy Florida LLC	6.400	06/15/38	545,604
500,000	Duke Energy Florida LLC	3.400	10/01/46	516,426
300,000	Duke Energy Florida LLC	4.200	07/15/48	342,037
300,000	Duke Energy Indiana LLC	3.750	05/15/46	325,981
500,000	Duke Energy Indiana LLC	3.250	10/01/49	505,305
275,000	Duke Energy Indiana LLC	2.750	04/01/50	253,189
200,000	Duke Energy Ohio, Inc	3.650	02/01/29	212,429
200,000	Duke Energy Ohio, Inc	3.700	06/15/46	215,639
200,000	Duke Energy Ohio, Inc	4.300	02/01/49	234,144
350,000	Duke Energy Progress LLC	3.000	09/15/21	355,084
150,000	Duke Energy Progress LLC	2.800	05/15/22	152,156
300,000	Duke Energy Progress LLC	3.375	09/01/23	312,119
300,000	Duke Energy Progress LLC	3.250	08/15/25	319,743
300,000	Duke Energy Progress LLC	3.700	09/01/28	321,001
5,600,000	Duke Energy Progress LLC	3.450	03/15/29	6,006,726
400,000	Duke Energy Progress LLC	4.375	03/30/44	460,341
500,000	Duke Energy Progress LLC	4.150	12/01/44	563,939
300,000	Duke Energy Progress LLC	4.200	08/15/45	343,100
500,000	Duke Energy Progress LLC	3.700	10/15/46	539,012
200,000	Duke Energy Progress LLC	3.600	09/15/47	212,003
200,000	Edison International	2.125	04/15/20	199,751
200,000	Edison International	2.400	09/15/22	193,000
300,000	Edison International	3.125	11/15/22	294,796
800,000	Edison International	3.550	11/15/24	794,650
750,000	Edison International	5.750	06/15/27	779,597
300,000	Edison International	4.125	03/15/28	287,201
200,000	El Paso Electric Co	5.000	12/01/44	237,691
300,000	Emera US Finance LP	2.700	06/15/21	303,429
1,075,000	Emera US Finance LP	3.550	06/15/26	1,025,294
625,000	Emera US Finance LP	4.750	06/15/46	576,138
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	49,176
675,000	Enel Chile S.A.	4.875	06/12/28	665,550
400,000	Enersis Americas S.A.	4.000	10/25/26	373,704
125,000	Entergy Arkansas LLC	3.750	02/15/21	125,922
175,000	Entergy Arkansas LLC	3.700	06/01/24	183,669
600,000	Entergy Arkansas LLC	3.500	04/01/26	635,574
200,000	Entergy Arkansas LLC	4.200	04/01/49	227,097
200,000	Entergy Corp	5.125	09/15/20	199,955
88

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Entergy Corp	4.000%	07/15/22	$205,207
1,300,000	Entergy Corp	2.950	09/01/26	1,288,557
200,000	Entergy Louisiana LLC	4.050	09/01/23	204,374
200,000	Entergy Louisiana LLC	2.400	10/01/26	196,372
200,000	Entergy Louisiana LLC	3.120	09/01/27	207,746
1,500,000	Entergy Louisiana LLC	4.000	03/15/33	1,664,128
300,000	Entergy Louisiana LLC	4.200	09/01/48	340,700
300,000	Entergy Louisiana LLC	4.200	04/01/50	344,157
500,000	Entergy Louisiana LLC	2.900	03/15/51	438,802
800,000	Entergy Mississippi LLC	3.850	06/01/49	815,911
1,000,000	Entergy Texas, Inc	4.000	03/30/29	1,091,042
200,000	Entergy Texas, Inc	4.500	03/30/39	234,911
700,000	Entergy Texas, Inc	3.550	09/30/49	709,915
200,000	Evergy, Inc	4.850	06/01/21	202,109
1,100,000	Evergy, Inc	2.450	09/15/24	1,079,229
750,000	Evergy, Inc	2.900	09/15/29	710,480
500,000	Eversource Energy	2.500	03/15/21	501,825
750,000	Eversource Energy	2.750	03/15/22	760,636
300,000	Eversource Energy	3.800	12/01/23	328,484
300,000	Eversource Energy	2.900	10/01/24	307,719
200,000	Eversource Energy	3.300	01/15/28	203,391
300,000	Eversource Energy	4.250	04/01/29	317,038
1,000,000	Eversource Energy	3.450	01/15/50	900,793
1,122,000	Exelon Corp	2.450	04/15/21	1,111,344
1,200,000	Exelon Corp	3.497	06/01/22	1,161,612
925,000	Exelon Corp	3.950	06/15/25	929,228
425,000	Exelon Corp	3.400	04/15/26	412,060
500,000	Exelon Corp	4.950	06/15/35	531,421
975,000	Exelon Corp	4.450	04/15/46	986,829
100,000	Exelon Corp	4.700	04/15/50	104,455
150,000	Exelon Generation Co LLC	3.400	03/15/22	151,681
200,000	Exelon Generation Co LLC	4.250	06/15/22	200,024
900,000	Exelon Generation Co LLC	6.250	10/01/39	846,491
625,000	Exelon Generation Co LLC	5.600	06/15/42	603,644
500,000	FirstEnergy Corp	2.850	07/15/22	487,574
325,000	FirstEnergy Corp	4.250	03/15/23	331,940
750,000	FirstEnergy Corp	2.050	03/01/25	725,066
2,100,000	FirstEnergy Corp	3.900	07/15/27	2,122,576
750,000	FirstEnergy Corp	2.650	03/01/30	706,902
325,000	FirstEnergy Corp	7.375	11/15/31	436,837
1,250,000	FirstEnergy Corp	4.850	07/15/47	1,397,841
750,000	FirstEnergy Corp	3.400	03/01/50	709,033
400,000	Florida Power & Light Co	2.750	06/01/23	413,229
500,000	Florida Power & Light Co	3.250	06/01/24	507,967
907,000	Florida Power & Light Co	3.125	12/01/25	926,976
100,000	Florida Power & Light Co	4.125	02/01/42	108,331
200,000	Florida Power & Light Co	4.050	06/01/42	226,495
450,000	Florida Power & Light Co	3.800	12/15/42	501,513
400,000	Florida Power & Light Co	4.050	10/01/44	466,926
500,000	Florida Power & Light Co	3.700	12/01/47	551,756
1,675,000	Florida Power & Light Co	3.950	03/01/48	1,999,174
500,000	Florida Power & Light Co	4.125	06/01/48	566,481
1,100,000	Florida Power & Light Co	3.990	03/01/49	1,240,558
400,000	Florida Power & Light Co	3.150	10/01/49	414,962
89

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$768,000	Fortis, Inc	3.055%	10/04/26	$735,722
500,000	Georgetown University	2.943	04/01/50	480,721
225,000	Georgia Power Co	2.100	07/30/23	219,414
600,000	Georgia Power Co	2.200	09/15/24	562,916
100,000	Georgia Power Co	3.250	04/01/26	103,818
700,000	Georgia Power Co	3.250	03/30/27	713,010
700,000	Georgia Power Co	2.650	09/15/29	684,995
625,000	Georgia Power Co	4.300	03/15/42	679,402
700,000	Georgia Power Co	4.300	03/15/43	732,188
325,000	Georgia Power Co	3.700	01/30/50	336,878
200,000	Gulf Power Co	3.300	05/30/27	196,124
250,000	Iberdrola International BV	5.810	03/15/25	278,326
400,000	Iberdrola International BV	6.750	07/15/36	567,704
500,000	Indiana Michigan Power Co	3.850	05/15/28	538,968
225,000	Indiana Michigan Power Co	4.550	03/15/46	252,150
100,000	Indiana Michigan Power Co	3.750	07/01/47	104,215
300,000	Indiana Michigan Power Co	4.250	08/15/48	339,489
500,000	Interstate Power & Light Co	3.250	12/01/24	505,630
725,000	Interstate Power & Light Co	4.100	09/26/28	812,111
325,000	Interstate Power & Light Co	3.600	04/01/29	368,749
100,000	Interstate Power & Light Co	6.250	07/15/39	128,436
100,000	Interstate Power & Light Co	3.700	09/15/46	93,981
300,000	Interstate Power & Light Co	3.500	09/30/49	272,040
1,000,000	IPALCO Enterprises, Inc	3.700	09/01/24	1,036,540
300,000	ITC Holdings Corp	2.700	11/15/22	297,885
300,000	ITC Holdings Corp	3.650	06/15/24	304,975
100,000	ITC Holdings Corp	3.250	06/30/26	101,635
900,000	ITC Holdings Corp	3.350	11/15/27	922,415
200,000	Kansas City Power & Light Co	3.650	08/15/25	208,050
100,000	Kansas City Power & Light Co	5.300	10/01/41	120,045
650,000	Kansas City Power & Light Co	4.200	06/15/47	727,876
100,000	Kansas City Power & Light Co	4.200	03/15/48	112,035
300,000	Kansas City Power & Light Co	4.125	04/01/49	336,908
300,000	Kentucky Utilities Co	4.375	10/01/45	335,191
250,000	KeySpan Corp	5.803	04/01/35	284,685
320,000	LG&E and KU Energy LLC	3.750	11/15/20	317,799
300,000	Louisville Gas & Electric Co	4.250	04/01/49	341,300
1,500,000	MidAmerican Energy Co	3.100	05/01/27	1,542,831
575,000	MidAmerican Energy Co	3.650	04/15/29	628,057
200,000	MidAmerican Energy Co	4.800	09/15/43	217,481
200,000	MidAmerican Energy Co	4.400	10/15/44	228,038
200,000	MidAmerican Energy Co	4.250	05/01/46	224,659
500,000	MidAmerican Energy Co	3.950	08/01/47	538,602
1,000,000	MidAmerican Energy Co	3.650	08/01/48	1,073,339
300,000	MidAmerican Energy Co	4.250	07/15/49	351,660
300,000	MidAmerican Energy Co	3.150	04/15/50	304,172
500,000	Mississippi Power Co	3.950	03/30/28	515,094
750,000	Mississippi Power Co	4.250	03/15/42	716,733
100,000	National Fuel Gas Co	4.900	12/01/21	97,922
200,000	National Fuel Gas Co	3.750	03/01/23	188,591
300,000	National Fuel Gas Co	5.200	07/15/25	271,600
200,000	National Fuel Gas Co	3.950	09/15/27	164,261
200,000	National Fuel Gas Co	4.750	09/01/28	185,275
90

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Nevada Power Co	3.700%	05/01/29	$1,062,462
500,000		Nevada Power Co	2.400	05/01/30	477,384
500,000		Nevada Power Co	3.125	08/01/50	461,891
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	510,055
1,500,000		NextEra Energy Capital Holdings, Inc	2.403	09/01/21	1,497,420
500,000		NextEra Energy Capital Holdings, Inc	2.900	04/01/22	504,633
300,000		NextEra Energy Capital Holdings, Inc	2.800	01/15/23	304,254
850,000		NextEra Energy Capital Holdings, Inc	3.150	04/01/24	869,864
750,000		NextEra Energy Capital Holdings, Inc	3.250	04/01/26	776,207
1,125,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	1,161,198
300,000		NextEra Energy Capital Holdings, Inc	3.500	04/01/29	313,328
450,000		NextEra Energy Capital Holdings, Inc	2.750	11/01/29	434,338
1,700,000		NextEra Energy Capital Holdings, Inc	5.650	05/01/79	1,565,449
150,000		NiSource, Inc	2.650	11/17/22	151,313
500,000		NiSource, Inc	3.650	06/15/23	511,993
1,000,000		NiSource, Inc	3.490	05/15/27	1,011,782
750,000		NiSource, Inc	2.950	09/01/29	712,416
100,000		NiSource, Inc	5.950	06/15/41	115,333
700,000		NiSource, Inc	5.250	02/15/43	755,669
450,000		NiSource, Inc	4.800	02/15/44	454,550
815,000		NiSource, Inc	5.650	02/01/45	936,829
350,000		NiSource, Inc	4.375	05/15/47	354,949
500,000		NiSource, Inc	3.950	03/30/48	508,434
800,000		Northern States Power Co	2.200	08/15/20	798,604
150,000		Northern States Power Co	2.150	08/15/22	149,009
300,000		Northern States Power Co	2.600	05/15/23	303,818
425,000		Northern States Power Co	5.350	11/01/39	555,989
175,000		Northern States Power Co	3.600	05/15/46	181,387
1,950,000		Northern States Power Co	3.600	09/15/47	2,081,799
325,000		Northern States Power Co	2.900	03/01/50	320,244
1,000,000		Northwest Pipeline LLC	4.000	04/01/27	992,162
200,000		NorthWestern Corp	4.176	11/15/44	219,805
200,000		NSTAR Electric Co	2.375	10/15/22	208,880
1,300,000		NSTAR Electric Co	3.200	05/15/27	1,312,004
500,000		NSTAR Electric Co	3.250	05/15/29	516,350
200,000		Nvent Finance Sarl	3.950	04/15/23	207,871
200,000		Nvent Finance Sarl	4.550	04/15/28	223,066
500,000		Oglethorpe Power Corp	5.050	10/01/48	505,924
500,000		Oglethorpe Power Corp	5.250	09/01/50	573,647
600,000		Ohio Power Co	5.375	10/01/21	627,351
500,000		Ohio Power Co	4.150	04/01/48	525,341
1,500,000		Ohio Power Co	4.000	06/01/49	1,548,012
200,000		Oklahoma Gas & Electric Co	3.800	08/15/28	213,626
500,000		Oklahoma Gas & Electric Co	3.300	03/15/30	509,809
100,000		Oklahoma Gas & Electric Co	3.250	04/01/30	100,217
200,000		Oklahoma Gas & Electric Co	4.150	04/01/47	194,500
200,000		Oklahoma Gas & Electric Co	3.850	08/15/47	188,723
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	152,805
500,000		Oncor Electric Delivery Co LLC	2.750	06/01/24	482,850
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	406,932
750,000		Oncor Electric Delivery Co LLC	3.700	11/15/28	802,684
1,500,000		Oncor Electric Delivery Co LLC	5.750	03/15/29	1,829,613
325,000	g	Oncor Electric Delivery Co LLC	2.750	05/15/30	338,029
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	102,245
91

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Oncor Electric Delivery Co LLC	5.250%	09/30/40	$128,738
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	631,208
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	200,472
300,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	318,527
400,000		Oncor Electric Delivery Co LLC	3.800	09/30/47	400,829
200,000		Oncor Electric Delivery Co LLC	4.100	11/15/48	225,094
500,000		Oncor Electric Delivery Co LLC	3.800	06/01/49	526,983
500,000		Oncor Electric Delivery Co LLC	3.100	09/15/49	485,704
200,000	g	Oncor Electric Delivery Co LLC	3.700	05/15/50	236,186
137,000		ONE Gas, Inc	3.610	02/01/24	138,275
100,000		ONE Gas, Inc	4.658	02/01/44	118,695
500,000		ONE Gas, Inc	4.500	11/01/48	586,426
1,575,000		ONEOK Partners LP	3.375	10/01/22	1,464,482
200,000		ONEOK Partners LP	5.000	09/15/23	184,227
700,000		ONEOK Partners LP	4.900	03/15/25	612,074
130,000		ONEOK Partners LP	6.650	10/01/36	118,219
250,000		ONEOK Partners LP	6.850	10/15/37	249,860
100,000		ONEOK Partners LP	6.125	02/01/41	90,265
250,000		PacifiCorp	2.950	02/01/22	252,013
500,000		PacifiCorp	3.500	06/15/29	509,084
850,000		PacifiCorp	6.000	01/15/39	1,154,805
300,000		PacifiCorp	4.125	01/15/49	324,706
1,300,000		PacifiCorp	4.150	02/15/50	1,461,954
200,000		PECO Energy Co	1.700	09/15/21	197,781
150,000		PECO Energy Co	2.375	09/15/22	149,472
200,000		PECO Energy Co	3.150	10/15/25	205,642
200,000		PECO Energy Co	4.150	10/01/44	223,212
200,000		PECO Energy Co	3.700	09/15/47	214,752
1,200,000		PECO Energy Co	3.900	03/01/48	1,344,440
125,000		PECO Energy Co	3.000	09/15/49	127,215
2,000,000		Piedmont Natural Gas Co, Inc	3.500	06/01/29	2,044,116
200,000		Piedmont Natural Gas Co, Inc	4.650	08/01/43	214,999
200,000		Pinnacle West Capital Corp	2.250	11/30/20	200,260
200,000		Potomac Electric Power Co	3.600	03/15/24	205,083
900,000		Potomac Electric Power Co	4.150	03/15/43	1,002,120
300,000		PPL Capital Funding, Inc	4.200	06/15/22	301,624
200,000		PPL Capital Funding, Inc	3.500	12/01/22	200,141
400,000		PPL Capital Funding, Inc	3.400	06/01/23	410,768
1,100,000		PPL Capital Funding, Inc	3.950	03/15/24	1,134,482
950,000		PPL Capital Funding, Inc	3.100	05/15/26	966,772
1,300,000		PPL Capital Funding, Inc	4.000	09/15/47	1,206,780
200,000		PPL Electric Utilities Corp	4.125	06/15/44	221,416
275,000		PPL Electric Utilities Corp	4.150	10/01/45	306,972
500,000		PPL Electric Utilities Corp	3.950	06/01/47	531,071
200,000		PPL Electric Utilities Corp	4.150	06/15/48	228,247
525,000		PPL Electric Utilities Corp	3.000	10/01/49	504,549
300,000		Progress Energy, Inc	3.150	04/01/22	303,421
500,000		PSEG Power LLC	3.000	06/15/21	501,429
1,342,000		PSEG Power LLC	3.850	06/01/23	1,365,052
150,000		Public Service Co of Colorado	2.250	09/15/22	150,156
250,000		Public Service Co of Colorado	3.700	06/15/28	264,834
200,000		Public Service Co of Colorado	3.800	06/15/47	208,391
100,000		Public Service Co of Colorado	4.100	06/15/48	108,890
92

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Public Service Co of Colorado	4.050%	09/15/49	$339,880
400,000	Public Service Co of Colorado	3.200	03/01/50	404,760
100,000	Public Service Co of New Hampshire	3.600	07/01/49	102,602
100,000	Public Service Electric & Gas Co	1.900	03/15/21	99,010
300,000	Public Service Electric & Gas Co	3.250	09/01/23	308,893
300,000	Public Service Electric & Gas Co	2.250	09/15/26	298,710
1,450,000	Public Service Electric & Gas Co	3.000	05/15/27	1,482,352
250,000	Public Service Electric & Gas Co	3.700	05/01/28	269,772
500,000	Public Service Electric & Gas Co	3.200	05/15/29	530,090
500,000	Public Service Electric & Gas Co	2.450	01/15/30	496,759
200,000	Public Service Electric & Gas Co	3.800	01/01/43	218,307
600,000	Public Service Electric & Gas Co	3.800	03/01/46	637,170
200,000	Public Service Electric & Gas Co	3.600	12/01/47	208,225
250,000	Public Service Electric & Gas Co	4.050	05/01/48	288,653
500,000	Public Service Electric & Gas Co	3.850	05/01/49	559,068
575,000	Public Service Electric & Gas Co	3.200	08/01/49	574,422
500,000	Public Service Electric & Gas Co	3.150	01/01/50	518,795
500,000	Public Service Enterprise Group, Inc	2.000	11/15/21	490,182
1,825,000	Public Service Enterprise Group, Inc	2.650	11/15/22	1,811,617
500,000	Public Service Enterprise Group, Inc	2.875	06/15/24	498,412
1,585,000	Puget Energy, Inc	3.650	05/15/25	1,549,996
250,000	Puget Sound Energy, Inc	5.757	10/01/39	342,789
200,000	Puget Sound Energy, Inc	4.300	05/20/45	228,912
725,000	Puget Sound Energy, Inc	4.223	06/15/48	838,407
275,000	Puget Sound Energy, Inc	3.250	09/15/49	269,612
150,000	San Diego Gas & Electric Co	3.000	08/15/21	151,119
400,000	San Diego Gas & Electric Co	3.600	09/01/23	421,442
800,000	San Diego Gas & Electric Co	2.500	05/15/26	814,050
300,000	San Diego Gas & Electric Co	3.750	06/01/47	303,892
300,000	San Diego Gas & Electric Co	4.150	05/15/48	323,090
750,000	San Diego Gas & Electric Co	4.100	06/15/49	768,505
200,000	Sempra Energy	2.850	11/15/20	199,422
150,000	Sempra Energy	2.875	10/01/22	150,502
500,000	Sempra Energy	2.900	02/01/23	496,781
500,000	Sempra Energy	4.050	12/01/23	512,436
200,000	Sempra Energy	3.750	11/15/25	198,062
1,525,000	Sempra Energy	3.250	06/15/27	1,482,234
675,000	Sempra Energy	3.400	02/01/28	676,985
825,000	Sempra Energy	3.800	02/01/38	774,551
125,000	Sempra Energy	6.000	10/15/39	137,694
850,000	Sempra Energy	4.000	02/01/48	814,781
869,000	Sierra Pacific Power Co	2.600	05/01/26	868,858
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	57,777
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	143,328
800,000	South Carolina Electric & Gas Co	4.600	06/15/43	968,695
1,475,000	Southern California Edison Co	2.900	03/01/21	1,470,844
500,000	Southern California Edison Co	2.400	02/01/22	487,092
100,000	Southern California Edison Co	3.400	06/01/23	102,468
500,000	Southern California Edison Co	3.700	08/01/25	514,688
750,000	Southern California Edison Co	3.650	03/01/28	765,042
500,000	Southern California Edison Co	4.200	03/01/29	531,498
600,000	Southern California Edison Co	2.850	08/01/29	578,822
750,000	Southern California Edison Co	2.250	06/01/30	696,049
185,000	Southern California Edison Co	6.050	03/15/39	227,212
93

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Southern California Edison Co	4.500%	09/01/40	$309,788
825,000	Southern California Edison Co	4.650	10/01/43	905,697
450,000	Southern California Edison Co	3.600	02/01/45	411,618
1,937,000	Southern California Edison Co	4.000	04/01/47	2,016,199
1,675,000	Southern California Edison Co	4.125	03/01/48	1,788,268
500,000	Southern California Edison Co	4.875	03/01/49	577,759
925,000	Southern California Edison Co	3.650	02/01/50	890,707
200,000	Southern California Gas Co	3.200	06/15/25	207,746
200,000	Southern California Gas Co	2.600	06/15/26	197,549
500,000	Southern California Gas Co	2.550	02/01/30	487,965
150,000	Southern California Gas Co	3.750	09/15/42	151,225
500,000	Southern California Gas Co	4.125	06/01/48	535,929
300,000	Southern California Gas Co	4.300	01/15/49	330,051
500,000	Southern California Gas Co	3.950	02/15/50	550,308
400,000	Southern Co	2.350	07/01/21	401,016
425,000	Southern Co	2.950	07/01/23	427,495
2,325,000	Southern Co	3.250	07/01/26	2,344,917
400,000	Southern Co	4.250	07/01/36	390,061
2,300,000	Southern Co	4.400	07/01/46	2,404,207
200,000	Southern Co Gas Capital Corp	2.450	10/01/23	202,304
400,000	Southern Co Gas Capital Corp	3.250	06/15/26	393,785
275,000	Southern Co Gas Capital Corp	4.400	06/01/43	285,442
100,000	Southern Co Gas Capital Corp	3.950	10/01/46	89,468
900,000	Southern Co Gas Capital Corp	4.400	05/30/47	892,005
550,000	Southern Natural Gas Co	4.400	06/15/21	550,800
200,000	Southern Power Co	4.150	12/01/25	206,233
300,000	Southern Power Co	4.950	12/15/46	291,934
150,000	Southwest Gas Corp	3.700	04/01/28	156,932
100,000	Southwest Gas Corp	3.800	09/29/46	109,481
500,000	Southwest Gas Corp	4.150	06/01/49	532,482
500,000	Southwestern Electric Power Co	2.750	10/01/26	467,725
675,000	Southwestern Electric Power Co	4.100	09/15/28	724,001
750,000	Southwestern Electric Power Co	3.850	02/01/48	702,816
600,000	Southwestern Public Service Co	4.500	08/15/41	659,117
300,000	Southwestern Public Service Co	3.400	08/15/46	300,034
225,000	Southwestern Public Service Co	3.700	08/15/47	239,381
200,000	Southwestern Public Service Co	4.400	11/15/48	218,485
750,000	Southwestern Public Service Co	3.750	06/15/49	786,660
100,000	Tampa Electric Co	4.100	06/15/42	107,210
175,000	Tampa Electric Co	4.350	05/15/44	190,021
200,000	Tampa Electric Co	4.300	06/15/48	223,007
200,000	Tampa Electric Co	4.450	06/15/49	223,906
575,000	Tampa Electric Co	3.625	06/15/50	569,615
300,000	TC PipeLines LP	4.375	03/13/25	303,809
350,000	TC PipeLines LP	3.900	05/25/27	332,243
12,000	Toledo Edison Co	7.250	05/01/20	11,926
700,000	Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	797,119
1,200,000	Transcontinental Gas Pipe Line Co LLC	4.000	03/15/28	1,079,054
850,000	Transcontinental Gas Pipe Line Co LLC	4.600	03/15/48	844,186
200,000	Tucson Electric Power Co	3.050	03/15/25	211,386
200,000	Tucson Electric Power Co	4.850	12/01/48	225,341
200,000	Union Electric Co	2.950	06/15/27	205,355
300,000	Union Electric Co	3.500	03/15/29	318,778
94

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Union Electric Co	2.950%	03/15/30	$520,034
100,000	Union Electric Co	8.450	03/15/39	162,318
100,000	Union Electric Co	3.900	09/15/42	108,308
100,000	Union Electric Co	3.650	04/15/45	97,397
200,000	Union Electric Co	4.000	04/01/48	223,042
1,000,000	Union Electric Co	3.250	10/01/49	910,371
100,000	United Utilities plc	6.875	08/15/28	125,211
409,000	Virginia Electric & Power Co	2.750	03/15/23	411,915
500,000	Virginia Electric & Power Co	3.450	02/15/24	518,476
1,850,000	Virginia Electric & Power Co	3.150	01/15/26	1,924,116
900,000	Virginia Electric & Power Co	2.950	11/15/26	927,147
1,750,000	Virginia Electric & Power Co	3.500	03/15/27	1,832,404
3,000,000	Virginia Electric & Power Co	3.800	04/01/28	3,179,531
1,000,000	Virginia Electric & Power Co	2.875	07/15/29	991,600
250,000	Virginia Electric & Power Co	4.650	08/15/43	291,436
400,000	Virginia Electric & Power Co	4.450	02/15/44	456,327
200,000	Virginia Electric & Power Co	4.200	05/15/45	218,529
1,100,000	Virginia Electric & Power Co	4.000	11/15/46	1,186,070
700,000	Virginia Electric & Power Co	3.800	09/15/47	748,255
400,000	Virginia Electric & Power Co	4.600	12/01/48	454,633
500,000	Virginia Electric & Power Co	3.300	12/01/49	500,012
200,000	Washington Gas Light Co	3.796	09/15/46	180,543
500,000	Washington Gas Light Co	3.650	09/15/49	455,059
875,000	WEC Energy Group, Inc	3.375	06/15/21	878,536
500,000	WEC Energy Group, Inc	3.100	03/08/22	505,839
1,520,000	WEC Energy Group, Inc	3.550	06/15/25	1,546,734
100,000	Westar Energy, Inc	2.550	07/01/26	103,770
500,000	Westar Energy, Inc	4.125	03/01/42	560,276
175,000	Westar Energy, Inc	4.100	04/01/43	195,475
375,000	Westar Energy, Inc	3.250	09/01/49	381,522
175,000	Wisconsin Electric Power Co	2.050	12/15/24	176,033
200,000	Wisconsin Electric Power Co	5.625	05/15/33	262,153
200,000	Wisconsin Electric Power Co	4.300	10/15/48	222,921
325,000	Wisconsin Power & Light Co	3.050	10/15/27	314,973
500,000	Wisconsin Power & Light Co	3.000	07/01/29	526,649
225,000	Wisconsin Power & Light Co	3.650	04/01/50	230,242
200,000	Wisconsin Public Service Corp	3.350	11/21/21	203,101
200,000	Wisconsin Public Service Corp	4.752	11/01/44	236,705
300,000	Wisconsin Public Service Corp	3.300	09/01/49	291,440
300,000	Xcel Energy, Inc	2.400	03/15/21	299,788
300,000	Xcel Energy, Inc	2.600	03/15/22	300,064
750,000	Xcel Energy, Inc	3.350	12/01/26	740,760
900,000	Xcel Energy, Inc	4.000	06/15/28	950,005
325,000	Xcel Energy, Inc	2.600	12/01/29	306,959
225,000	Xcel Energy, Inc	3.400	06/01/30	228,065
200,000	Xcel Energy, Inc	4.800	09/15/41	215,623
500,000	Xcel Energy, Inc	3.500	12/01/49	440,589
	TOTAL UTILITIES			335,493,309

	TOTAL CORPORATE BONDS			4,095,973,114
	(Cost $4,013,953,621)
95

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 71.3%

AGENCY SECURITIES - 1.1%
$3,000,000		Federal Farm Credit Bank (FFCB)	2.875%	07/17/23	$3,229,357
1,145,000		FFCB	3.500	12/20/23	1,258,367
4,750,000		Federal Home Loan Bank (FHLB)	2.625	10/01/20	4,804,063
20,000,000		FHLB	1.125	07/14/21	20,199,347
13,875,000		FHLB	3.250	11/16/28	16,416,782
29,500,000		Federal Home Loan Mortgage Corp (FHLMC)	2.375	01/13/22	30,528,135
12,625,000		FHLMC	2.750	06/19/23	13,524,283
10,000,000		FHLMC	1.500	02/12/25	10,436,790
1,000,000		Federal National Mortgage Association (FNMA)	2.625	01/11/22	1,038,472
7,400,000		FNMA	2.250	04/12/22	7,670,354
1,726,131	i	FNMA	2.301	09/25/22	1,759,355
1,000,000		FNMA	2.000	10/05/22	1,035,819
10,000,000		FNMA	2.375	01/19/23	10,537,860
1,000,000		FNMA	2.875	09/12/23	1,081,455
2,500,000		FNMA	2.500	02/05/24	2,689,569
5,000,000		FNMA	1.750	07/02/24	5,230,549
13,700,000		FNMA	2.625	09/06/24	14,944,399
3,000,000		FNMA	1.625	01/07/25	3,149,646
4,000,000		FNMA	1.875	09/24/26	4,256,362
5,000,000		FNMA	6.625	11/15/30	7,604,096
1,000,000		FNMA	5.625	07/15/37	1,580,035
500,000		Hashemite Kingdom of Jordan Government AID International Bond	2.503	10/30/20	505,757
1,300,000		Hashemite Kingdom of Jordan Government AID International Bond	3.000	06/30/25	1,420,629
1,000,000		Iraq Government AID International Bond	2.149	01/18/22	1,032,413
800,000		Israel Government AID International Bond	5.500	09/18/23	928,450
300,000		Israel Government AID International Bond	5.500	04/26/24	351,866
250,000		NCUA Guaranteed Notes	3.450	06/12/21	253,307
200,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	201,131
400,000		PEFCO	2.050	11/15/22	412,479
250,000		PEFCO	1.750	11/15/24	260,550
200,000		PEFCO	3.250	06/15/25	227,311
2,000,000		Tennessee Valley Authority (TVA)	3.875	02/15/21	2,052,880
750,000		TVA	2.875	09/15/24	821,089
1,425,000		TVA	2.875	02/01/27	1,529,215
500,000		TVA	5.880	04/01/36	764,994
500,000		TVA	5.500	06/15/38	735,117
4,300,000		TVA	3.500	12/15/42	5,006,438
1,750,000		TVA	4.625	09/15/60	2,723,048
300,000		TVA	4.250	09/15/65	468,682
175,000		Tunisia Government AID International Bonds	1.416	08/05/21	175,362
500,000		Ukraine Government AID International Bonds	1.847	05/29/20	501,228
		TOTAL AGENCY SECURITIES			183,347,041

FOREIGN GOVERNMENT BONDS - 3.8%
850,000		African Development Bank	2.625	03/22/21	865,678
500,000		African Development Bank	1.250	07/26/21	504,508
450,000		African Development Bank	2.375	09/23/21	461,692
2,000,000		African Development Bank	1.625	09/16/22	2,046,518
500,000		African Development Bank	2.125	11/16/22	519,405
2,000,000		African Development Bank	3.000	09/20/23	2,161,017
96

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,400,000	Agricultural Bank of China	2.750%	05/21/20	$1,402,478
1,000,000	Asian Development Bank	1.625	08/26/20	1,000,740
1,000,000	Asian Development Bank	2.250	01/20/21	1,013,141
2,000,000	Asian Development Bank	1.625	03/16/21	2,020,136
4,000,000	Asian Development Bank	1.750	06/08/21	4,050,190
1,000,000	Asian Development Bank	2.125	11/24/21	1,024,273
600,000	Asian Development Bank	1.875	02/18/22	614,778
4,000,000	Asian Development Bank	1.875	07/19/22	4,115,449
500,000	Asian Development Bank	1.875	08/10/22	515,950
750,000	Asian Development Bank	1.750	09/13/22	771,735
2,250,000	Asian Development Bank	1.625	01/24/23	2,312,166
3,000,000	Asian Development Bank	2.750	03/17/23	3,184,848
2,200,000	Asian Development Bank	2.625	01/30/24	2,371,974
2,000,000	Asian Development Bank	1.500	10/18/24	2,074,695
500,000	Asian Development Bank	2.000	01/22/25	528,952
1,500,000	Asian Development Bank	2.000	04/24/26	1,601,432
1,000,000	Asian Development Bank	2.625	01/12/27	1,115,211
500,000	Asian Development Bank	2.375	08/10/27	550,082
500,000	Asian Development Bank	2.500	11/02/27	555,308
1,000,000	Asian Development Bank	2.750	01/19/28	1,133,210
75,000	Asian Development Bank	5.820	06/16/28	101,516
2,575,000	Asian Development Bank	3.125	09/26/28	3,016,174
2,000,000	Asian Development Bank	1.750	09/19/29	2,127,465
3,500,000	Asian Development Bank	1.875	01/24/30	3,758,422
1,925,000	Canada Government International Bond	2.625	01/25/22	1,994,041
2,000,000	Canada Government International Bond	2.000	11/15/22	2,068,037
3,000,000	Canada Government International Bond	1.625	01/22/25	3,138,503
3,715,000	Chile Government International Bond	3.240	02/06/28	3,924,006
2,000,000	Chile Government International Bond	2.550	01/27/32	1,998,000
2,613,000	Chile Government International Bond	3.500	01/25/50	2,704,455
600,000	Colombia Government International Bond	2.625	03/15/23	581,256
2,250,000	Colombia Government International Bond	4.000	02/26/24	2,276,797
2,500,000	Colombia Government International Bond	3.875	04/25/27	2,470,000
3,587,000	Colombia Government International Bond	4.500	03/15/29	3,675,240
8,092,000	Colombia Government International Bond	3.000	01/30/30	7,375,858
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,438,550
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,262,125
3,100,000	Colombia Government International Bond	5.000	06/15/45	3,177,500
3,425,000	Colombia Government International Bond	5.200	05/15/49	3,596,147
500,000	Corp Andina de Fomento	2.200	07/18/20	501,385
500,000	Corp Andina de Fomento	2.125	09/27/21	506,870
950,000	Corp Andina de Fomento	3.250	02/11/22	984,969
527,000	Corp Andina de Fomento	4.375	06/15/22	562,746
750,000	Corp Andina de Fomento	2.750	01/06/23	779,662
750,000	Corp Andina de Fomento	3.750	11/23/23	814,597
1,000,000	Council of Europe Development Bank	1.625	03/16/21	1,010,741
1,000,000	Council of Europe Development Bank	2.625	02/13/23	1,056,670
1,000,000	Council of Europe Development Bank	2.500	02/27/24	1,072,694
1,480,000	Council Of Europe Development Bank	1.375	02/27/25	1,530,261
400,000	Development Bank of Japan, Inc	2.000	10/19/21	407,775
2,000,000	European Bank for Reconstruction & Development	2.750	04/26/21	2,044,712
750,000	European Bank for Reconstruction & Development	1.500	11/02/21	759,555
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	512,553
1,500,000	European Bank for Reconstruction & Development	2.750	03/07/23	1,589,550
97

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	European Bank for Reconstruction & Development	1.625%	09/27/24	$2,088,807
1,500,000	European Investment Bank	1.375	06/15/20	1,501,575
500,000	European Investment Bank	1.625	12/15/20	502,652
1,750,000	European Investment Bank	2.000	03/15/21	1,773,854
500,000	European Investment Bank	2.500	04/15/21	510,325
11,500,000	European Investment Bank	2.375	05/13/21	11,735,393
1,000,000	European Investment Bank	1.625	06/15/21	1,012,925
2,500,000	European Investment Bank	2.125	10/15/21	2,560,433
14,250,000	European Investment Bank	2.625	05/20/22	14,854,773
1,000,000	European Investment Bank	2.375	06/15/22	1,040,000
500,000	European Investment Bank	2.250	08/15/22	519,953
3,000,000	European Investment Bank	2.500	03/15/23	3,167,981
3,537,000	European Investment Bank	1.375	05/15/23	3,618,292
1,500,000	European Investment Bank	3.125	12/14/23	1,634,375
5,000,000	European Investment Bank	3.250	01/29/24	5,496,647
1,500,000	European Investment Bank	2.625	03/15/24	1,619,704
4,000,000	European Investment Bank	2.250	06/24/24	4,270,893
1,500,000	European Investment Bank	2.500	10/15/24	1,623,750
3,250,000	European Investment Bank	1.625	03/14/25	3,396,217
400,000	European Investment Bank	2.375	05/24/27	441,057
550,000	European Investment Bank	1.625	10/09/29	574,172
1,705,000	European Investment Bank	4.875	02/15/36	2,537,510
200,000	Export Development Canada	1.625	06/01/20	200,110
500,000	Export Development Canada	1.750	07/21/20	500,770
750,000	Export Development Canada	2.000	11/30/20	756,016
300,000	Export Development Canada	1.500	05/26/21	303,424
500,000	Export Development Canada	1.375	10/21/21	506,800
500,000	Export Development Canada	2.000	05/17/22	515,802
1,000,000	Export Development Canada	2.500	01/24/23	1,049,933
4,500,000	Export Development Canada	1.375	02/24/23	4,594,867
1,000,000	Export Development Canada	2.750	03/15/23	1,063,019
1,300,000	Export Development Canada	2.625	02/21/24	1,396,330
775,000	Export-Import Bank of Korea	5.125	06/29/20	782,052
750,000	Export-Import Bank of Korea	2.500	11/01/20	754,687
200,000	Export-Import Bank of Korea	2.125	02/11/21	201,188
250,000	Export-Import Bank of Korea	2.500	05/10/21	252,917
300,000	Export-Import Bank of Korea	1.875	10/21/21	302,177
300,000	Export-Import Bank of Korea	3.500	11/27/21	309,145
300,000	Export-Import Bank of Korea	5.000	04/11/22	321,298
3,250,000	Export-Import Bank of Korea	3.000	11/01/22	3,378,782
1,375,000	Export-Import Bank of Korea	3.625	11/27/23	1,480,648
500,000	Export-Import Bank of Korea	4.000	01/14/24	538,597
750,000	Export-Import Bank of Korea	2.875	01/21/25	795,901
750,000	Export-Import Bank of Korea	1.875	02/12/25	766,070
250,000	Export-Import Bank of Korea	3.250	11/10/25	272,714
500,000	Export-Import Bank of Korea	2.625	05/26/26	528,224
500,000	Export-Import Bank of Korea	3.250	08/12/26	541,229
500,000	Export-Import Bank of Korea	2.375	04/21/27	502,099
100,000	Finland Government International Bond	6.950	02/15/26	133,332
500,000	FMS Wertmanagement AoeR	1.375	06/08/21	505,280
1,000,000	FMS Wertmanagement AoeR	2.000	08/01/22	1,034,870
2,175,000	FMS Wertmanagement AoeR	2.750	01/30/24	2,348,654
4,500,000	Hungary Government International Bond	5.750	11/22/23	4,946,008
98

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,250,000	Hungary Government International Bond	7.625%	03/29/41	$1,925,000
1,270,000	Hydro Quebec	9.400	02/01/21	1,357,843
200,000	Hydro Quebec	8.500	12/01/29	319,584
750,000	Indonesia Government International Bond	2.950	01/11/23	742,104
700,000	Indonesia Government International Bond	4.450	02/11/24	726,075
750,000	Indonesia Government International Bond	3.500	01/11/28	737,241
900,000	Indonesia Government International Bond	4.750	02/11/29	971,029
1,250,000	Indonesia Government International Bond	3.400	09/18/29	1,222,754
1,000,000	Indonesia Government International Bond	2.850	02/14/30	967,800
875,000	Indonesia Government International Bond	4.350	01/11/48	899,802
1,125,000	Indonesia Government International Bond	5.350	02/11/49	1,281,063
1,000,000	Indonesia Government International Bond	3.700	10/30/49	997,176
1,000,000	Indonesia Government International Bond	3.500	02/14/50	1,004,380
13,550,000	Inter-American Development Bank	2.625	04/19/21	13,841,529
1,000,000	Inter-American Development Bank	1.875	07/23/21	1,017,436
500,000	Inter-American Development Bank	2.125	01/18/22	514,090
3,775,000	Inter-American Development Bank	3.000	09/26/22	4,001,364
3,000,000	Inter-American Development Bank	2.500	01/18/23	3,157,537
1,500,000	Inter-American Development Bank	2.625	01/16/24	1,612,622
500,000	Inter-American Development Bank	2.125	01/15/25	532,524
5,000,000	Inter-American Development Bank	1.750	03/14/25	5,252,150
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,633,013
1,500,000	Inter-American Development Bank	2.000	07/23/26	1,611,209
1,000,000	Inter-American Development Bank	2.375	07/07/27	1,105,762
2,000,000	Inter-American Development Bank	3.125	09/18/28	2,339,816
3,000,000	Inter-American Development Bank	2.250	06/18/29	3,307,957
1,450,000	Inter-American Development Bank	3.200	08/07/42	1,852,906
300,000	Inter-American Development Bank	4.375	01/24/44	467,018
1,000,000	International Bank for Reconstruction & Development	1.125	08/10/20	999,600
1,800,000	International Bank for Reconstruction & Development	1.625	09/04/20	1,808,262
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,798,654
9,250,000	International Bank for Reconstruction & Development	1.375	05/24/21	9,340,187
1,500,000	International Bank for Reconstruction & Development	2.000	01/26/22	1,538,175
5,000,000	International Bank for Reconstruction & Development	2.125	07/01/22	5,163,450
5,000,000	International Bank for Reconstruction & Development	1.875	10/07/22	5,159,200
5,400,000	International Bank for Reconstruction & Development	7.625	01/19/23	6,452,718
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	520,766
3,000,000	International Bank for Reconstruction & Development	1.875	06/19/23	3,115,652
5,575,000	International Bank for Reconstruction & Development	2.500	03/19/24	5,993,310
2,000,000	International Bank for Reconstruction & Development	1.500	08/28/24	2,067,372
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,735,184
99

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	International Bank for Reconstruction & Development	1.625%	01/15/25	$5,226,850
4,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	4,909,410
500,000	International Bank for Reconstruction & Development	3.125	11/20/25	564,634
2,000,000	International Bank for Reconstruction & Development	1.750	10/23/29	2,125,679
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,236,964
2,750,000	International Finance Corp	1.625	07/16/20	2,753,052
2,500,000	International Finance Corp	2.250	01/25/21	2,535,031
500,000	International Finance Corp	2.000	10/24/22	518,383
1,300,000	International Finance Corp	2.875	07/31/23	1,397,483
1,500,000	International Finance Corp	1.375	10/16/24	1,546,275
705,000	Israel Government International Bond	4.000	06/30/22	736,605
300,000	Israel Government International Bond	3.150	06/30/23	310,749
1,000,000	Israel Government International Bond	2.875	03/16/26	1,040,276
975,000	Israel Government International Bond	3.250	01/17/28	1,034,203
600,000	Israel Government International Bond	2.750	07/03/30	600,000
1,500,000	Israel Government International Bond	4.500	01/30/43	1,642,746
200,000	Israel Government International Bond	4.125	01/17/48	214,014
300,000	Israel Government International Bond	3.875	07/03/50	300,000
300,000	Israel Government International Bond	4.500	04/03/20	300,000
300,000	Japan Bank for International Cooperation	2.125	06/01/20	300,552
1,350,000	Japan Bank for International Cooperation	2.125	07/21/20	1,354,421
300,000	Japan Bank for International Cooperation	2.125	11/16/20	302,724
250,000	Japan Bank for International Cooperation	1.875	04/20/21	252,690
750,000	Japan Bank for International Cooperation	1.500	07/21/21	756,987
500,000	Japan Bank for International Cooperation	2.500	06/01/22	517,735
1,250,000	Japan Bank for International Cooperation	2.375	07/21/22	1,294,679
480,000	Japan Bank for International Cooperation	1.625	10/17/22	489,191
300,000	Japan Bank for International Cooperation	2.375	11/16/22	312,010
1,350,000	Japan Bank for International Cooperation	1.750	01/23/23	1,380,255
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,134,251
4,250,000	Japan Bank for International Cooperation	3.375	10/31/23	4,615,174
2,300,000	Japan Bank for International Cooperation	2.500	05/23/24	2,430,381
720,000	Japan Bank for International Cooperation	1.750	10/17/24	744,080
500,000	Japan Bank for International Cooperation	2.125	02/10/25	529,023
5,750,000	Japan Bank for International Cooperation	2.750	01/21/26	6,293,404
400,000	Japan Bank for International Cooperation	2.375	04/20/26	431,348
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,570,110
1,000,000	Japan Bank for International Cooperation	2.875	06/01/27	1,117,707
750,000	Japan Bank for International Cooperation	2.875	07/21/27	837,839
300,000	Japan Bank for International Cooperation	2.750	11/16/27	333,812
750,000	Japan Bank for International Cooperation	3.500	10/31/28	883,829
1,000,000	Japan Bank for International Cooperation	2.000	10/17/29	1,065,030
800,000	Japan Finance Organization for Municipalities	4.000	01/13/21	820,781
350,000	Japan International Cooperation Agency	2.125	10/20/26	372,348
700,000	Japan International Cooperation Agency	3.375	06/12/28	817,176
300,000	Korea Development Bank	2.500	01/13/21	303,708
500,000	Korea Development Bank	2.625	02/27/22	512,050
100

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Korea Development Bank	3.000%	03/19/22	$513,876
200,000	Korea Development Bank	3.000	09/14/22	207,988
1,000,000	Korea Development Bank	3.375	03/12/23	1,052,732
500,000	Korea Development Bank	2.750	03/19/23	516,046
500,000	Korea Development Bank	3.750	01/22/24	542,465
700,000	Korea Development Bank	3.250	02/19/24	742,193
1,000,000	Korea Development Bank	2.125	10/01/24	1,018,201
750,000	Korea Development Bank	1.750	02/18/25	762,143
200,000	Korea Development Bank	3.375	09/16/25	219,048
400,000	Korea Development Bank	3.000	01/13/26	435,291
250,000	Korea Development Bank	2.000	09/12/26	259,130
500,000	Korea Government International Bond	3.875	09/11/23	547,426
1,500,000	Korea Government International Bond	2.750	01/19/27	1,578,098
1,400,000	Korea Government International Bond	4.125	06/10/44	1,903,053
500,000	Korea Government International Bond	3.875	09/20/48	676,341
6,750,000	Kreditanstalt fuer Wiederaufbau	1.875	06/30/20	6,766,498
1,500,000	Kreditanstalt fuer Wiederaufbau	2.750	10/01/20	1,516,534
1,500,000	Kreditanstalt fuer Wiederaufbau	1.875	11/30/20	1,511,924
1,000,000	Kreditanstalt fuer Wiederaufbau	1.875	12/15/20	1,009,143
5,000,000	Kreditanstalt fuer Wiederaufbau	2.375	03/24/21	5,090,035
4,000,000	Kreditanstalt fuer Wiederaufbau	2.625	04/12/21	4,084,353
1,500,000	Kreditanstalt fuer Wiederaufbau	1.500	06/15/21	1,517,250
1,500,000	Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	1,537,157
1,600,000	Kreditanstalt fuer Wiederaufbau	2.625	01/25/22	1,658,660
1,000,000	Kreditanstalt fuer Wiederaufbau	2.500	02/15/22	1,034,729
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	1,028,649
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	06/15/22	1,033,630
3,000,000	Kreditanstalt fuer Wiederaufbau	1.750	08/22/22	3,082,082
2,750,000	Kreditanstalt fuer Wiederaufbau	2.000	10/04/22	2,849,486
2,900,000	Kreditanstalt fuer Wiederaufbau	2.375	12/29/22	3,039,702
4,600,000	Kreditanstalt fuer Wiederaufbau	1.625	02/15/23	4,728,940
8,000,000	Kreditanstalt fuer Wiederaufbau	2.625	02/28/24	8,620,960
2,000,000	Kreditanstalt fuer Wiederaufbau	2.500	11/20/24	2,168,591
7,000,000	Kreditanstalt fuer Wiederaufbau	2.000	05/02/25	7,448,070
7,750,000	Kreditanstalt fuer Wiederaufbau	2.875	04/03/28	8,945,928
1,000,000	Kreditanstalt fuer Wiederaufbau	1.750	09/14/29	1,064,475
4,300,000	Landwirtschaftliche Rentenbank	3.125	11/14/23	4,682,955
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	531,517
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	811,035
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	1,059,240
125,000	Landwirtschaftliche Rentenbank	2.500	11/15/27	139,955
5,836,000	Mexico Government International Bond	4.500	04/22/29	5,981,958
15,936,000	Mexico Government International Bond	3.250	04/16/30	14,940,000
461,000	Mexico Government International Bond	6.750	09/27/34	606,220
8,950,000	Mexico Government International Bond	4.600	02/10/48	8,981,415
6,405,000	Mexico Government International Bond	4.500	01/31/50	6,331,407
950,000	Mexico Government International Bond	5.750	10/12/10	984,447
1,250,000	Nordic Investment Bank	2.250	02/01/21	1,265,087
2,500,000	Nordic Investment Bank	2.250	09/30/21	2,560,274
2,000,000	Nordic Investment Bank	1.375	10/17/22	2,040,020
500,000	Nordic Investment Bank	2.875	07/19/23	536,223
2,300,000	North American Development Bank	2.400	10/26/22	2,334,456
2,125,000	Panama Government International Bond	4.000	09/22/24	2,199,375
1,000,000	Panama Government International Bond	3.750	03/16/25	1,038,760
101

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Panama Government International Bond	7.125%	01/29/26	$362,253
2,000,000	Panama Government International Bond	3.875	03/17/28	2,155,020
1,450,000	Panama Government International Bond	3.160	01/23/30	1,450,014
692,000	Panama Government International Bond	6.700	01/26/36	888,362
750,000	Panama Government International Bond	4.500	05/15/47	821,257
1,750,000	Panama Government International Bond	4.500	04/16/50	1,922,830
1,450,000	Panama Government International Bond	4.300	04/29/53	1,560,577
1,000,000	Panama Government International Bond	3.870	07/23/60	997,500
5,000,000	Peruvian Government International Bond	2.844	06/20/30	5,280,000
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,574,386
1,850,000	Peruvian Government International Bond	5.625	11/18/50	2,756,500
4,900,000	Philippine Government International Bond	4.000	01/15/21	4,941,419
225,000	Philippine Government International Bond	4.200	01/21/24	237,155
2,219,000	Philippine Government International Bond	3.000	02/01/28	2,301,614
3,375,000	Philippine Government International Bond	3.750	01/14/29	3,713,300
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,479,608
300,000	Philippine Government International Bond	3.700	03/01/41	328,866
3,793,000	Philippine Government International Bond	3.700	02/02/42	4,174,513
67,000	Poland Government International Bond	5.125	04/21/21	69,421
1,140,000	Poland Government International Bond	5.000	03/23/22	1,214,020
990,000	Poland Government International Bond	3.000	03/17/23	1,028,055
1,000,000	Poland Government International Bond	4.000	01/22/24	1,089,473
2,725,000	Poland Government International Bond	3.250	04/06/26	2,932,424
2,500,000	Province of Alberta Canada	2.200	07/26/22	2,582,653
750,000	Province of Alberta Canada	3.350	11/01/23	812,929
775,000	Province of Alberta Canada	2.950	01/23/24	830,062
1,500,000	Province of Alberta Canada	1.875	11/13/24	1,540,462
925,000	Province of Alberta Canada	3.300	03/15/28	1,062,544
200,000	Province of British Columbia Canada	2.650	09/22/21	206,106
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,858,113
500,000	Province of British Columbia Canada	1.750	09/27/24	517,000
850,000	Province of British Columbia Canada	2.250	06/02/26	906,261
500,000	Province of Manitoba Canada	2.050	11/30/20	504,507
1,000,000	Province of Manitoba Canada	2.600	04/16/24	1,065,041
1,300,000	Province of Manitoba Canada	3.050	05/14/24	1,416,491
500,000	Province of Manitoba Canada	2.125	06/22/26	526,555
500,000	Province of New Brunswick Canada	3.625	02/24/28	587,663
200,000	Province of Nova Scotia Canada	8.250	07/30/22	233,704
4,530,000	Province of Ontario Canada	4.400	04/14/20	4,534,303
500,000	Province of Ontario Canada	2.550	02/12/21	508,411
4,000,000	Province of Ontario Canada	2.400	02/08/22	4,110,378
4,000,000	Province of Ontario Canada	2.550	04/25/22	4,129,019
800,000	Province of Ontario Canada	2.450	06/29/22	829,931
1,365,000	Province of Ontario Canada	1.750	01/24/23	1,399,141
500,000	Province of Ontario Canada	3.400	10/17/23	544,383
1,000,000	Province of Ontario Canada	3.050	01/29/24	1,091,193
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,632,990
1,000,000	Province of Ontario Canada	2.500	04/27/26	1,078,230
1,000,000	Province of Ontario Canada	2.300	06/15/26	1,067,190
2,000,000	Province of Ontario Canada	2.000	10/02/29	2,100,841
1,420,000	Province of Quebec Canada	3.500	07/29/20	1,431,906
3,100,000	Province of Quebec Canada	2.625	02/13/23	3,267,373
200,000	Province of Quebec Canada	7.125	02/09/24	244,898
102

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$875,000		Province of Quebec Canada	2.500%	04/09/24	$930,598
500,000		Province of Quebec Canada	2.875	10/16/24	542,146
2,500,000		Province of Quebec Canada	1.500	02/11/25	2,563,280
3,500,000		Province of Quebec Canada	2.500	04/20/26	3,786,618
500,000		Province of Quebec Canada	2.750	04/12/27	554,573
201,000		Province of Quebec Canada	7.500	09/15/29	304,240
200,000		Province of Saskatchewan Canada	8.500	07/15/22	235,075
1,600,000		Republic of Italy Government International Bond	6.875	09/27/23	1,833,353
2,000,000		Republic of Italy Government International Bond	2.375	10/17/24	1,976,681
1,500,000		Republic of Italy Government International Bond	2.875	10/17/29	1,426,117
1,599,000		Republic of Italy Government International Bond	5.375	06/15/33	1,876,505
2,000,000		Republic of Italy Government International Bond	4.000	10/17/49	1,872,017
2,000,000		State of Israel	2.500	01/15/30	2,016,749
2,050,000		State of Israel	3.375	01/15/50	1,988,500
500,000		Svensk Exportkredit AB	1.750	05/18/20	499,734
200,000		Svensk Exportkredit AB	1.875	06/23/20	200,398
2,300,000		Svensk Exportkredit AB	1.750	08/28/20	2,304,738
500,000		Svensk Exportkredit AB	1.750	03/10/21	504,058
400,000		Svensk Exportkredit AB	2.375	04/09/21	405,538
500,000		Svensk Exportkredit AB	2.875	05/22/21	512,985
400,000		Svensk Exportkredit AB	3.125	11/08/21	415,832
500,000		Svensk Exportkredit AB	2.375	03/09/22	516,295
2,640,000		Svensk Exportkredit AB	1.625	11/14/22	2,678,071
4,250,000		Svensk Exportkredit AB	2.875	03/14/23	4,525,437
870,000		Svensk Exportkredit AB	1.750	12/12/23	901,005
4,874,716		Uruguay Government International Bond	4.375	01/23/31	5,301,302
500,000		Uruguay Government International Bond	4.125	11/20/45	510,005
2,063,907		Uruguay Government International Bond	5.100	06/18/50	2,350,295
2,425,000		Uruguay Government International Bond	4.975	04/20/55	2,746,337
		TOTAL FOREIGN GOVERNMENT BONDS			638,168,090

MORTGAGE BACKED - 26.7%
18,797	i	Federal Home Loan Mortgage Corp (FHLMC)	4.575	04/01/35	18,920
2,752	i	FHLMC	3.997	10/01/35	2,781
45,053	i	FHLMC	3.937	02/01/36	45,571
12,979	i	FHLMC	4.602	07/01/36	13,092
34,764	i	FHLMC	3.652	09/01/36	35,516
33,543	i	FHLMC	3.659	09/01/36	33,791
36,103	i	FHLMC	4.130	09/01/36	36,910
11,505	i	FHLMC	3.990	01/01/37	11,658
2,362	i	FHLMC	3.765	02/01/37	2,407
2,591	i	FHLMC	3.976	02/01/37	2,623
117,510	i	FHLMC	3.998	03/01/37	119,040
89,562	i	FHLMC	3.977	04/01/37	90,778
45,377	i	FHLMC	4.615	04/01/37	46,316
11,698	i	FHLMC	4.672	05/01/37	11,830
7,022	i	FHLMC	4.593	06/01/37	7,170
79,172	i	FHLMC	4.593	06/01/37	80,103
30,752	i	FHLMC	3.145	08/01/37	30,933
20,824	i	FHLMC	3.320	09/01/37	20,948
64,034	i	FHLMC	3.429	09/01/37	62,229
224	i	FHLMC	4.045	09/01/37	226
4,904	i	FHLMC	5.058	02/01/38	4,947
25,743	i	FHLMC	4.930	04/01/38	26,101
103

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$17,332	i	FHLMC	4.953%	06/01/38	$17,619
6,342	i	FHLMC	4.260	07/01/38	6,373
5,545	i	FHLMC	4.657	06/01/40	5,592
7,311	i	FHLMC	4.505	07/01/40	7,394
23,879	i	FHLMC	3.890	01/01/41	24,317
3,510	i	FHLMC	4.755	05/01/41	3,537
138,620	i	FHLMC	4.151	08/01/41	141,629
84,632	i	FHLMC	4.024	09/01/41	86,043
19,386	i	FHLMC	4.136	10/01/41	19,566
24,417,021		FHLMC	3.000	11/01/49	25,717,125
24,510,743		FHLMC	3.000	11/01/49	25,732,700
42		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/20	44
632		FGLMC	5.000	05/01/20	664
326		FGLMC	4.500	07/01/20	340
1		FGLMC	5.000	07/01/20	1
67		FGLMC	7.000	10/01/20	67
94		FGLMC	5.000	12/01/20	99
4,780		FGLMC	4.000	05/01/21	5,025
6,139		FGLMC	4.500	06/01/21	6,408
5,893		FGLMC	4.500	06/01/21	6,151
3,534		FGLMC	5.000	07/01/21	3,715
1,635		FGLMC	5.500	07/01/21	1,662
327,111		FGLMC	3.000	12/01/21	341,933
2,477		FGLMC	5.000	10/01/22	2,604
1,823		FGLMC	6.000	11/01/22	1,895
20,888		FGLMC	5.000	04/01/23	21,965
1,489		FGLMC	4.500	05/01/23	1,568
21,025		FGLMC	5.000	05/01/23	22,673
5,396		FGLMC	5.000	10/01/23	5,677
3,451		FGLMC	5.500	10/01/23	3,772
5,399		FGLMC	5.000	11/01/23	5,822
11,250		FGLMC	5.000	03/01/24	12,131
2,414		FGLMC	4.500	04/01/24	2,549
1,179		FGLMC	4.500	05/01/24	1,246
7,987		FGLMC	4.500	06/01/24	8,429
74,686		FGLMC	4.000	07/01/24	78,597
30,660		FGLMC	4.000	07/01/24	32,241
9,076		FGLMC	5.500	07/01/24	9,553
64,070		FGLMC	4.000	08/01/24	67,355
11,199		FGLMC	4.500	09/01/24	11,840
5,552		FGLMC	4.500	09/01/24	5,869
2,934		FGLMC	4.500	09/01/24	3,100
3,451		FGLMC	5.500	09/01/24	3,774
93,305		FGLMC	4.000	10/01/24	98,123
2,710		FGLMC	4.500	10/01/24	2,866
12,260		FGLMC	4.500	10/01/24	13,178
2,214		FGLMC	4.500	11/01/24	2,355
9,398		FGLMC	4.500	12/01/24	9,894
5,716		FGLMC	4.500	02/01/25	6,068
128,179		FGLMC	4.000	03/01/25	134,900
3,676		FGLMC	4.500	06/01/25	3,887
6,503		FGLMC	4.500	07/01/25	6,927
164,299		FGLMC	3.500	10/01/25	172,926
104

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$80,390	FGLMC	4.000%	10/01/25	$84,547
274,459	FGLMC	3.500	11/01/25	288,858
174,530	FGLMC	3.500	11/01/25	183,715
72,909	FGLMC	3.500	12/01/25	76,744
40,911	FGLMC	3.000	01/01/26	42,797
568,427	FGLMC	3.500	01/01/26	598,388
47,542	FGLMC	4.000	04/01/26	50,145
100,659	FGLMC	4.000	05/01/26	106,213
23,385	FGLMC	5.500	07/01/26	25,575
300,592	FGLMC	4.000	08/01/26	317,225
2,417	FGLMC	6.000	08/01/26	2,673
101,805	FGLMC	3.000	09/01/26	106,657
286,229	FGLMC	3.000	10/01/26	299,911
387,137	FGLMC	3.500	10/01/26	407,742
10,443	FGLMC	5.000	10/01/26	11,261
2,584	FGLMC	5.500	10/01/26	2,827
1,636,217	FGLMC	3.000	02/01/27	1,714,442
1,045,592	FGLMC	2.500	05/01/27	1,086,114
1,108,621	FGLMC	2.500	11/01/27	1,151,643
41,074	FGLMC	6.000	12/01/27	45,421
890,446	FGLMC	2.500	01/01/28	924,994
2,273,527	FGLMC	2.500	03/01/28	2,361,832
54,456	FGLMC	5.000	03/01/28	58,723
1,265,975	FGLMC	2.500	05/01/28	1,315,143
6,003	FGLMC	5.500	05/01/28	6,571
3,583,594	FGLMC	2.500	07/01/28	3,728,318
3,306,743	FGLMC	2.500	07/01/28	3,435,202
835,891	FGLMC	3.000	10/01/28	875,922
41,203	FGLMC	5.500	01/01/29	45,150
2,131	FGLMC	6.500	01/01/29	2,363
8,186	FGLMC	4.000	02/01/29	8,771
1,704,998	FGLMC	3.500	03/01/29	1,797,322
420	FGLMC	6.500	03/01/29	476
3,271,526	FGLMC	3.000	07/01/29	3,427,897
9,627	FGLMC	6.500	07/01/29	10,672
12,349	FGLMC	5.000	12/01/29	13,441
9,144,185	FGLMC	2.500	05/01/30	9,498,754
21,986	FGLMC	4.000	08/01/30	23,961
155,921	FGLMC	4.500	01/01/31	170,367
356	FGLMC	8.000	01/01/31	371
147,646	FGLMC	4.000	03/01/31	160,919
19,141	FGLMC	4.000	05/01/31	20,869
131,649	FGLMC	4.500	05/01/31	143,842
68,345	FGLMC	4.000	06/01/31	74,513
179,629	FGLMC	4.000	08/01/31	195,786
177,572	FGLMC	4.000	09/01/31	193,679
2,623	FGLMC	6.500	09/01/31	2,975
7,277	FGLMC	8.000	09/01/31	8,607
93,526	FGLMC	3.500	11/01/31	100,590
13,077,491	FGLMC	2.500	12/01/31	13,585,259
39,213	FGLMC	7.000	12/01/31	45,519
11,728	FGLMC	6.500	01/01/32	13,684
28,938	FGLMC	6.000	02/01/32	33,139
1,497,189	FGLMC	3.000	03/01/32	1,593,058
105

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$12,353	FGLMC	7.000%	04/01/32	$14,488
10,991	FGLMC	6.500	05/01/32	12,622
1,028,426	FGLMC	3.500	09/01/32	1,106,936
7,452	FGLMC	5.500	11/01/32	8,330
17,367,706	FGLMC	3.000	01/01/33	18,238,443
9,676	FGLMC	6.000	02/01/33	10,989
38,716	FGLMC	5.000	03/01/33	42,912
18,949	FGLMC	6.000	03/01/33	20,982
15,907	FGLMC	6.000	03/01/33	17,624
16,409	FGLMC	5.000	04/01/33	17,705
4,532	FGLMC	6.000	04/01/33	5,196
234,291	FGLMC	5.000	06/01/33	254,001
88,483	FGLMC	5.500	06/01/33	99,677
60,300,431	FGLMC	2.500	07/01/33	62,644,214
1,957,009	FGLMC	3.500	07/01/33	2,106,800
35,882	FGLMC	4.500	07/01/33	39,230
8,298,049	FGLMC	4.000	08/01/33	8,775,460
3,236	FGLMC	5.000	08/01/33	3,581
12,182	FGLMC	6.500	08/01/33	14,556
119,009	FGLMC	5.000	09/01/33	133,057
45,087	FGLMC	5.500	09/01/33	49,709
47,410	FGLMC	5.500	09/01/33	52,674
70,654	FGLMC	5.500	09/01/33	79,352
13,382	FGLMC	5.500	09/01/33	14,774
26,307	FGLMC	4.000	10/01/33	28,414
6,280	FGLMC	5.000	10/01/33	6,950
87,097	FGLMC	5.500	10/01/33	96,659
6,240,467	FGLMC	3.500	11/01/33	6,569,447
62,542	FGLMC	5.500	12/01/33	70,288
20,882	FGLMC	5.500	12/01/33	23,608
244,614	FGLMC	7.000	12/01/33	288,633
198,860	FGLMC	5.000	01/01/34	220,349
2,861,869	FGLMC	3.000	02/01/34	2,994,527
4,387	FGLMC	5.500	02/01/34	4,955
25,640	FGLMC	5.000	03/01/34	28,375
26,759	FGLMC	5.500	03/01/34	30,249
75,706	FGLMC	5.000	05/01/34	83,884
29,603	FGLMC	4.500	06/01/34	32,375
60,601	FGLMC	5.000	06/01/34	67,151
16,735	FGLMC	5.500	06/01/34	18,890
13,341	FGLMC	6.000	06/01/34	15,305
41,598	FGLMC	6.000	09/01/34	47,916
3,900,462	FGLMC	3.500	10/01/34	4,186,670
6,266	FGLMC	5.000	11/01/34	6,944
234,035	FGLMC	5.500	11/01/34	264,594
222,705	FGLMC	5.000	12/01/34	246,411
40,085	FGLMC	5.500	12/01/34	45,317
7,762	FGLMC	5.500	12/01/34	8,491
3,442	FGLMC	5.500	01/01/35	3,898
1,741	FGLMC	5.500	01/01/35	1,968
23,887	FGLMC	5.500	01/01/35	27,021
85,696	FGLMC	4.500	04/01/35	93,720
10,580	FGLMC	6.000	05/01/35	12,140
106

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$82,306	FGLMC	6.000%	05/01/35	$92,157
78,036	FGLMC	7.000	05/01/35	92,224
16,937	FGLMC	5.500	06/01/35	19,159
11,354	FGLMC	5.500	06/01/35	12,850
4,884	FGLMC	5.000	07/01/35	5,355
310,683	FGLMC	5.000	07/01/35	345,207
33,694	FGLMC	6.000	07/01/35	37,265
415,850	FGLMC	5.000	08/01/35	462,981
14,449	FGLMC	5.500	08/01/35	15,798
83,573	FGLMC	6.000	08/01/35	92,431
5,704	FGLMC	4.500	09/01/35	6,247
33,138	FGLMC	5.000	10/01/35	36,830
65,563	FGLMC	5.000	10/01/35	72,910
19,526	FGLMC	5.000	10/01/35	21,618
202,745	FGLMC	5.500	10/01/35	222,791
43,073	FGLMC	5.000	12/01/35	47,482
6,745	FGLMC	5.000	12/01/35	7,502
24,389	FGLMC	6.000	01/01/36	27,990
13,158	FGLMC	5.000	02/01/36	14,649
5,409	FGLMC	5.000	02/01/36	6,021
5,883	FGLMC	6.000	02/01/36	6,771
46,461	FGLMC	5.500	04/01/36	51,647
13,181	FGLMC	5.500	05/01/36	14,921
222,607	FGLMC	6.000	06/01/36	256,174
60,660	FGLMC	5.000	07/01/36	67,516
94,151	FGLMC	6.000	07/01/36	108,209
13,026	FGLMC	6.000	08/01/36	14,944
6,742	FGLMC	6.000	09/01/36	7,462
247,712	FGLMC	5.500	10/01/36	280,373
117,987	FGLMC	5.500	10/01/36	133,477
21,155	FGLMC	6.500	10/01/36	24,299
10,512	FGLMC	5.500	11/01/36	11,907
25,425	FGLMC	6.000	11/01/36	29,265
169,023	FGLMC	6.000	12/01/36	194,720
208,103	FGLMC	5.500	03/01/37	236,065
83,839	FGLMC	6.000	03/01/37	96,584
9,742	FGLMC	6.500	03/01/37	11,227
76,389	FGLMC	5.500	04/01/37	86,655
11,004	FGLMC	5.000	05/01/37	12,229
8,758	FGLMC	5.000	06/01/37	9,650
34,804	FGLMC	5.500	06/01/37	39,478
14,318,530	FGLMC	3.000	07/01/37	15,134,616
129,575	FGLMC	6.000	07/01/37	148,696
59,272	FGLMC	6.000	08/01/37	68,137
22,466	FGLMC	6.000	09/01/37	25,812
195,373	FGLMC	5.500	10/01/37	216,159
6,933	FGLMC	6.000	11/01/37	7,965
67,672	FGLMC	6.500	11/01/37	77,635
28,547	FGLMC	6.000	01/01/38	32,887
11,581	FGLMC	6.000	02/01/38	13,307
86,468	FGLMC	6.000	02/01/38	99,504
138,860	FGLMC	5.000	03/01/38	154,496
381,645	FGLMC	5.000	03/01/38	424,921
15,364	FGLMC	5.000	04/01/38	17,136
107

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$156,179	FGLMC	5.000%	04/01/38	$173,763
182,444	FGLMC	5.500	04/01/38	205,672
39,549	FGLMC	5.500	05/01/38	44,838
4,574	FGLMC	5.500	06/01/38	5,185
10,661	FGLMC	6.000	07/01/38	12,169
22,027	FGLMC	5.500	08/01/38	24,977
150,135	FGLMC	5.500	08/01/38	170,226
19,081	FGLMC	5.000	09/01/38	21,222
256,529	FGLMC	5.500	09/01/38	290,483
67,377	FGLMC	5.500	09/01/38	76,300
5,168	FGLMC	5.500	10/01/38	5,854
92,533	FGLMC	6.000	11/01/38	106,036
642,370	FGLMC	5.500	01/01/39	728,022
551,348	FGLMC	4.500	02/01/39	603,692
272,665	FGLMC	5.000	02/01/39	303,316
18,341	FGLMC	5.500	02/01/39	20,781
1,309	FGLMC	4.500	03/01/39	1,432
109,671	FGLMC	5.000	03/01/39	121,854
12,786	FGLMC	6.000	03/01/39	14,668
20,409	FGLMC	4.500	04/01/39	22,458
777,627	FGLMC	4.500	04/01/39	853,607
200,010	FGLMC	4.000	05/01/39	216,338
5,403	FGLMC	4.500	05/01/39	5,916
117,321	FGLMC	4.500	05/01/39	128,525
2,485,442	FGLMC	4.500	05/01/39	2,722,835
257,615	FGLMC	4.500	05/01/39	281,370
101,679	FGLMC	5.000	05/01/39	113,309
257,614	FGLMC	4.000	06/01/39	278,385
1,221,907	FGLMC	4.500	06/01/39	1,338,802
40,607	FGLMC	4.500	06/01/39	44,467
16,506	FGLMC	5.000	06/01/39	18,349
6,539	FGLMC	5.500	06/01/39	7,409
408,029	FGLMC	4.000	07/01/39	441,477
162,023	FGLMC	4.500	07/01/39	177,432
14,029	FGLMC	4.500	07/01/39	15,368
31,460	FGLMC	4.500	07/01/39	34,442
98,294	FGLMC	5.000	07/01/39	108,980
146,877	FGLMC	5.500	07/01/39	166,166
14,539	FGLMC	4.500	08/01/39	15,925
31,983	FGLMC	5.000	08/01/39	35,458
152,975	FGLMC	4.000	09/01/39	165,301
718,878	FGLMC	5.000	09/01/39	799,592
266,837	FGLMC	5.000	09/01/39	295,630
4,504	FGLMC	5.500	09/01/39	5,067
284,840	FGLMC	6.500	09/01/39	328,297
48,588	FGLMC	4.500	10/01/39	53,494
65,554	FGLMC	4.500	10/01/39	72,591
108,869	FGLMC	4.500	10/01/39	119,199
30,000	FGLMC	5.000	10/01/39	33,239
22,576	FGLMC	4.000	11/01/39	24,421
72,859	FGLMC	4.500	11/01/39	79,775
26,891	FGLMC	5.000	11/01/39	29,818
10,238	FGLMC	5.000	11/01/39	11,047
108

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$75,365	FGLMC	4.500%	12/01/39	$82,511
139,732	FGLMC	4.500	12/01/39	152,840
64,852	FGLMC	4.500	12/01/39	70,980
281,396	FGLMC	4.500	12/01/39	308,214
106,410	FGLMC	5.500	12/01/39	120,546
139,999	FGLMC	4.500	01/01/40	153,256
13,874	FGLMC	5.000	01/01/40	15,389
18,656	FGLMC	5.500	01/01/40	21,120
44,910	FGLMC	5.500	03/01/40	50,921
741,014	FGLMC	4.000	04/01/40	801,922
30,433	FGLMC	4.500	04/01/40	33,346
108,167	FGLMC	4.500	04/01/40	118,394
78,828	FGLMC	5.000	04/01/40	87,477
183,767	FGLMC	5.000	04/01/40	203,896
583,389	FGLMC	6.000	04/01/40	672,084
1,782,684	FGLMC	4.500	05/01/40	1,953,508
946,774	FGLMC	5.000	05/01/40	1,050,465
5,075	FGLMC	4.500	06/01/40	5,551
435,232	FGLMC	5.500	06/01/40	493,439
815,184	FGLMC	4.500	07/01/40	891,642
16,754	FGLMC	4.500	08/01/40	18,333
164,853	FGLMC	5.000	08/01/40	182,819
44,198	FGLMC	5.000	08/01/40	49,036
416,147	FGLMC	5.000	08/01/40	461,612
2,288,876	FGLMC	5.500	08/01/40	2,592,362
249,639	FGLMC	4.000	09/01/40	269,758
2,941,333	FGLMC	4.000	11/01/40	3,179,908
1,724,201	FGLMC	4.000	12/01/40	1,864,663
351,566	FGLMC	3.500	01/01/41	376,902
519,203	FGLMC	3.500	01/01/41	557,045
290,230	FGLMC	4.000	01/01/41	313,727
324,271	FGLMC	3.500	02/01/41	347,851
1,144,845	FGLMC	4.000	02/01/41	1,237,223
414,975	FGLMC	4.000	02/01/41	448,396
1,807,294	FGLMC	4.000	04/01/41	1,952,464
307,962	FGLMC	4.500	04/01/41	337,017
63,138	FGLMC	5.000	04/01/41	70,019
303,280	FGLMC	4.500	05/01/41	332,130
352,578	FGLMC	4.500	06/01/41	385,873
1,028,067	FGLMC	3.500	10/01/41	1,102,985
720,187	FGLMC	5.000	10/01/41	799,223
1,267,297	FGLMC	3.500	11/01/41	1,360,064
471,394	FGLMC	4.500	12/01/41	516,534
4,497,233	FGLMC	3.500	01/01/42	4,827,248
1,319,838	FGLMC	3.500	02/01/42	1,416,614
1,555,185	FGLMC	3.500	04/01/42	1,670,336
2,819,644	FGLMC	4.000	05/01/42	3,054,212
8,407,314	FGLMC	4.500	05/01/42	9,201,581
1,975,006	FGLMC	3.500	07/01/42	2,120,387
582,712	FGLMC	3.000	08/01/42	616,148
3,479,495	FGLMC	3.000	10/01/42	3,679,621
2,281,639	FGLMC	3.000	10/01/42	2,412,982
936,361	FGLMC	3.500	12/01/42	1,005,830
3,105,401	FGLMC	2.500	01/01/43	3,234,336
109

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$6,652,466	FGLMC	3.000%	01/01/43	$7,035,437
9,962,149	FGLMC	3.000	04/01/43	10,535,541
21,999,889	FGLMC	3.000	04/01/43	23,266,996
3,076,266	FGLMC	3.500	05/01/43	3,303,998
3,929,882	FGLMC	3.000	08/01/43	4,155,708
2,564,930	FGLMC	3.000	08/01/43	2,712,441
3,300,208	FGLMC	3.500	08/01/43	3,544,432
1,183,536	FGLMC	4.500	10/01/43	1,294,578
1,835,729	FGLMC	4.000	11/01/43	1,987,241
3,552,578	FGLMC	3.500	02/01/44	3,813,534
2,754,146	FGLMC	4.000	02/01/44	2,981,706
17,676,918	FGLMC	4.000	02/01/44	19,248,264
1,279,947	FGLMC	4.000	04/01/44	1,385,470
1,562,388	FGLMC	4.500	05/01/44	1,705,092
2,935,484	FGLMC	4.000	06/01/44	3,173,743
4,486,030	FGLMC	4.000	08/01/44	4,851,800
3,666,479	FGLMC	3.500	09/01/44	3,926,075
4,586,241	FGLMC	3.500	11/01/44	4,902,875
6,433,444	FGLMC	3.500	12/01/44	6,869,722
4,087,987	FGLMC	3.500	01/01/45	4,384,798
7,846,159	FGLMC	3.000	02/01/45	8,292,400
10,067,867	FGLMC	3.500	03/01/45	10,756,556
5,008,743	FGLMC	4.000	03/01/45	5,420,804
3,732,649	FGLMC	3.000	04/01/45	3,946,186
7,518,326	FGLMC	3.500	04/01/45	8,023,581
16,171,144	FGLMC	3.500	07/01/45	17,247,229
10,815,784	FGLMC	4.500	07/01/45	11,798,675
32,306,954	FGLMC	3.000	08/01/45	34,158,735
23,737,471	FGLMC	3.500	10/01/45	25,469,364
6,255,349	FGLMC	4.000	11/01/45	6,768,953
12,915,190	FGLMC	3.500	12/01/45	13,775,186
29,215,452	FGLMC	3.000	03/01/46	30,880,053
10,240,371	FGLMC	3.500	03/01/46	10,914,621
4,630,816	FGLMC	4.000	03/01/46	5,006,645
22,204,776	FGLMC	3.000	04/01/46	23,469,274
23,785,468	FGLMC	3.500	05/01/46	25,325,431
15,788,314	FGLMC	3.500	08/01/46	16,888,249
28,646,666	FGLMC	3.000	09/01/46	30,222,886
11,129,169	FGLMC	4.000	09/01/46	11,998,529
10,661,066	FGLMC	3.000	11/01/46	11,249,074
38,170,308	FGLMC	3.000	11/01/46	40,087,744
11,189,440	FGLMC	3.000	11/01/46	11,804,097
7,236,649	FGLMC	3.000	12/01/46	7,624,353
10,261,226	FGLMC	3.500	12/01/46	10,898,468
15,116,789	FGLMC	3.000	02/01/47	15,944,704
6,558,242	FGLMC	3.500	02/01/47	6,972,345
5,603,931	FGLMC	4.000	02/01/47	6,026,760
16,074,076	FGLMC	3.500	05/01/47	17,047,966
17,291,817	FGLMC	3.500	07/01/47	18,360,305
6,803,743	FGLMC	3.000	08/01/47	7,169,460
17,661,882	FGLMC	3.500	10/01/47	18,767,249
9,488,001	FGLMC	3.000	11/01/47	10,001,723
16,198,235	FGLMC	3.000	12/01/47	17,072,160
110

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$13,864,046	FGLMC	4.000%	12/01/47	$14,898,681
26,648,475	FGLMC	3.000	01/01/48	28,095,345
18,854,598	FGLMC	3.000	02/01/48	19,859,683
13,238,570	FGLMC	3.500	03/01/48	14,044,652
15,977,869	FGLMC	3.500	05/01/48	16,936,964
13,110,306	FGLMC	4.000	05/01/48	13,982,727
19,969,411	FGLMC	3.500	07/01/48	21,134,296
20,325,633	FGLMC	4.000	07/01/48	21,684,788
36,398,430	FGLMC	4.000	08/01/48	38,818,094
12,648,760	FGLMC	3.500	09/01/48	13,387,044
5,833,319	FGLMC	4.500	09/01/48	6,274,794
29,512,088	FGLMC	4.000	10/01/48	31,478,948
15,780,961	FGLMC	4.500	12/01/48	16,974,222
9,093,595	FGLMC	4.500	02/01/49	9,780,507
25,533,536	FGLMC	3.500	05/01/49	26,965,473
15	Federal National Mortgage Association (FNMA)	5.000	04/01/20	15
1	FNMA	4.500	06/01/20	1
256	FNMA	4.500	10/01/20	267
16	FNMA	4.500	11/01/20	16
2,547	FNMA	5.000	12/01/20	2,677
105	FNMA	5.500	01/01/21	105
27	FNMA	5.000	03/01/21	28
3,116	FNMA	5.500	08/01/21	3,186
627	FNMA	6.000	08/01/21	639
301	FNMA	5.000	10/01/21	317
18	FNMA	5.000	11/01/21	18
217	FNMA	5.500	11/01/21	219
2,968	FNMA	5.500	10/01/22	3,076
1,635	FNMA	6.000	10/01/22	1,696
949	FNMA	5.000	03/01/23	998
726	FNMA	4.500	04/01/23	759
20,886	FNMA	4.500	06/01/23	21,884
2,635	FNMA	5.000	06/01/23	2,772
3,892	FNMA	5.500	06/01/23	4,254
5,883	FNMA	5.000	07/01/23	6,185
35,444	FNMA	5.000	07/01/23	37,282
3,176	FNMA	5.500	08/01/23	3,352
7,461	FNMA	5.000	11/01/23	8,043
417	FNMA	5.500	11/01/23	421
42,652	FNMA	5.500	01/01/24	43,784
8,104	FNMA	5.500	02/01/24	8,856
34,130	FNMA	4.000	03/01/24	35,916
2,804	FNMA	4.500	04/01/24	2,963
130,360	FNMA	4.000	05/01/24	137,138
39,431	FNMA	4.000	05/01/24	41,483
3,559	FNMA	4.000	06/01/24	3,746
4,459	FNMA	4.500	07/01/24	4,714
4,396	FNMA	5.500	07/01/24	4,804
109	FNMA	8.000	07/01/24	121
25,472	FNMA	4.500	08/01/24	26,770
24,203	FNMA	4.000	09/01/24	25,479
88,372	FNMA	4.000	09/01/24	92,985
7,687	FNMA	4.500	09/01/24	8,102
215,206	FNMA	4.500	10/01/24	227,560
111

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$12,020	FNMA	5.000%	01/01/25	$12,958
18,092	FNMA	4.500	02/01/25	19,130
135,569	FNMA	4.500	03/01/25	142,234
2,302	FNMA	4.500	03/01/25	2,407
52,891	FNMA	5.000	03/01/25	57,019
35,902	FNMA	4.500	04/01/25	38,046
96,310	FNMA	4.500	04/01/25	102,645
499,463	FNMA	4.000	05/01/25	525,785
171,588	FNMA	4.000	06/01/25	180,589
109,493	FNMA	4.500	06/01/25	115,333
49,548	FNMA	4.000	08/01/25	52,166
25,327	FNMA	5.500	08/01/25	27,963
238,337	FNMA	3.500	09/01/25	250,847
240,868	FNMA	4.000	09/01/25	253,397
372,626	FNMA	3.500	10/01/25	392,292
293,513	FNMA	3.500	10/01/25	308,919
121,377	FNMA	5.000	10/01/25	130,969
207,356	FNMA	4.000	11/01/25	218,234
323,411	FNMA	3.500	12/01/25	340,466
255,613	FNMA	3.500	02/01/26	269,149
1,419,475	FNMA	3.500	02/01/26	1,494,631
75,126	FNMA	4.000	03/01/26	79,271
206,832	FNMA	4.000	06/01/26	218,276
202,571	FNMA	3.500	08/01/26	213,297
156,689	FNMA	3.500	09/01/26	165,019
84,057	FNMA	4.000	09/01/26	88,684
248,748	FNMA	3.500	10/01/26	261,906
5,564	FNMA	6.000	10/01/26	6,154
366,570	FNMA	3.000	11/01/26	383,439
322,728	FNMA	3.000	12/01/26	338,076
859,734	FNMA	3.000	01/01/27	900,732
970,044	FNMA	4.000	01/01/27	1,020,793
646,027	FNMA	3.500	02/01/27	680,486
1,026,279	FNMA	3.000	04/01/27	1,075,309
675,290	FNMA	3.000	04/01/27	707,448
395,982	FNMA	3.500	05/01/27	417,050
420,689	FNMA	2.500	06/01/27	436,929
1,170,248	FNMA	3.000	06/01/27	1,226,120
502,118	FNMA	2.500	07/01/27	521,491
1,076,754	FNMA	2.500	09/01/27	1,118,392
11,562	FNMA	5.500	09/01/27	12,657
1,828,058	FNMA	2.500	10/01/27	1,898,602
1,126,803	FNMA	3.000	11/01/27	1,180,495
2,125	FNMA	5.500	01/01/28	2,329
4,288,556	FNMA	2.500	02/01/28	4,465,915
3,501,543	FNMA	2.500	02/01/28	3,636,843
1,590	FNMA	5.000	02/01/28	1,714
2,549,627	FNMA	2.500	04/01/28	2,648,173
3,809,596	FNMA	2.500	04/01/28	3,956,594
9,242	FNMA	5.500	06/01/28	10,123
1,015,515	FNMA	2.500	07/01/28	1,054,745
2,039,048	FNMA	2.500	08/01/28	2,117,776
2,890,837	FNMA	3.000	10/01/28	3,028,251
112

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,534	FNMA	5.500%	11/01/28	$1,679
9	FNMA	7.500	01/01/29	10
3,373,200	FNMA	3.000	03/01/29	3,533,812
14,995	FNMA	4.000	03/01/29	16,102
11,670,450	FNMA	3.000	04/01/29	12,234,531
47,939	FNMA	4.500	04/01/29	51,669
38,803	FNMA	4.000	05/01/29	41,669
19,573	FNMA	4.500	06/01/29	21,106
6,610	FNMA	4.000	07/01/29	7,098
124,697	FNMA	4.500	08/01/29	135,753
14,760,107	FNMA	3.500	09/01/29	15,676,937
23,917	FNMA	4.500	09/01/29	26,035
25,961	FNMA	4.500	11/01/29	28,228
6,612	FNMA	4.500	01/01/30	7,202
2,121,116	FNMA	2.500	02/01/30	2,203,039
16,838	FNMA	4.000	03/01/30	18,108
7,324	FNMA	4.500	05/01/30	7,979
10,449	FNMA	4.500	06/01/30	11,383
4,591,596	FNMA	3.000	07/01/30	4,821,941
94,894	FNMA	4.500	08/01/30	103,363
20,828	FNMA	4.000	09/01/30	22,739
141,532	FNMA	4.000	10/01/30	154,490
1,189,382	FNMA	4.000	11/01/30	1,298,297
211,241	FNMA	4.000	11/01/30	230,606
45,569	FNMA	4.500	12/01/30	49,811
4,557,067	FNMA	3.000	02/01/31	4,785,404
67,512	FNMA	3.500	02/01/31	71,396
71,851	FNMA	4.000	02/01/31	78,437
532	FNMA	7.500	03/01/31	640
5,188,705	FNMA	2.500	04/01/31	5,388,926
198,705	FNMA	3.500	04/01/31	210,129
22,046	FNMA	4.000	04/01/31	24,063
4,560,365	FNMA	3.000	05/01/31	4,788,555
1,973	FNMA	6.000	05/01/31	2,256
5,669,261	FNMA	2.500	06/01/31	5,888,263
785,958	FNMA	4.500	07/01/31	866,685
114,802	FNMA	4.500	07/01/31	125,501
682,772	FNMA	4.000	08/01/31	745,388
7,093,702	FNMA	2.500	09/01/31	7,368,176
3,756,237	FNMA	3.000	09/01/31	3,944,347
47,674	FNMA	4.000	09/01/31	52,038
313	FNMA	6.500	09/01/31	353
21,621	FNMA	6.000	11/01/31	24,781
2,698	FNMA	6.500	11/01/31	3,091
7,512,034	FNMA	2.500	12/01/31	7,803,077
1,299,324	FNMA	3.500	01/01/32	1,397,963
7,362	FNMA	6.000	01/01/32	8,436
1,587	FNMA	6.000	01/01/32	1,754
544,230	FNMA	3.500	02/01/32	585,472
4,849	FNMA	6.000	02/01/32	5,482
6,080,445	FNMA	3.000	03/01/32	6,383,856
22,202	FNMA	6.500	04/01/32	26,188
21,938,370	FNMA	3.000	06/01/32	23,029,473
41,427	FNMA	6.500	07/01/32	47,341
113

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$6,919	FNMA	6.500%	08/01/32	$7,849
600,060	FNMA	3.000	09/01/32	637,611
24,457,752	FNMA	3.000	09/01/32	25,684,172
17,555	FNMA	7.500	09/01/32	20,388
1,763,592	FNMA	3.000	10/01/32	1,877,356
33,265	FNMA	5.500	10/01/32	37,106
35,300	FNMA	6.000	10/01/32	39,082
10,130	FNMA	6.000	11/01/32	11,525
14,197,501	FNMA	3.000	12/01/32	14,903,806
596	FNMA	5.500	12/01/32	652
14,438	FNMA	5.500	12/01/32	16,264
14,189	FNMA	6.000	12/01/32	16,027
93,053	FNMA	5.500	01/01/33	103,377
217,629	FNMA	6.000	01/01/33	249,823
102,201	FNMA	5.000	02/01/33	113,260
6,509	FNMA	5.000	02/01/33	7,158
1,223,269	FNMA	3.000	04/01/33	1,298,073
1,465,406	FNMA	3.500	04/01/33	1,577,117
5,079	FNMA	6.000	04/01/33	5,820
13,070,747	FNMA	3.500	05/01/33	13,787,062
670,905	FNMA	5.500	05/01/33	753,627
38,527	FNMA	5.000	06/01/33	42,696
80,378	FNMA	5.500	06/01/33	90,652
11,110	FNMA	4.500	07/01/33	12,020
37,948	FNMA	5.000	07/01/33	42,030
78,931	FNMA	4.500	08/01/33	86,251
4,016	FNMA	4.500	08/01/33	4,318
13,715	FNMA	5.000	08/01/33	15,184
51,612	FNMA	5.500	09/01/33	56,490
143,920	FNMA	5.500	09/01/33	158,984
7,850	FNMA	6.000	09/01/33	8,747
109,432	FNMA	4.500	10/01/33	119,922
16,534	FNMA	5.000	10/01/33	18,301
11,368	FNMA	5.000	10/01/33	12,490
152,240	FNMA	5.500	10/01/33	168,685
427,085	FNMA	5.500	10/01/33	482,476
6,681	FNMA	4.500	11/01/33	7,315
21,592	FNMA	5.000	11/01/33	23,932
1,427,401	FNMA	5.000	11/01/33	1,582,016
166,626	FNMA	5.000	12/01/33	184,631
213,715	FNMA	5.500	12/01/33	241,413
2,241,145	FNMA	3.000	01/01/34	2,384,939
65,075	FNMA	5.000	02/01/34	72,119
269,232	FNMA	6.000	02/01/34	308,345
6,861	FNMA	5.000	03/01/34	7,604
8,732	FNMA	5.000	03/01/34	9,677
18,926	FNMA	5.000	03/01/34	20,974
16,113	FNMA	5.000	03/01/34	17,856
384,260	FNMA	5.000	03/01/34	425,837
5,598	FNMA	5.000	03/01/34	6,204
53,452	FNMA	5.000	04/01/34	59,222
57,767	FNMA	5.500	04/01/34	65,274
34,734	FNMA	4.500	05/01/34	38,019
114

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$14,952		FNMA	4.500%	05/01/34	$16,367
13,299		FNMA	5.500	07/01/34	15,028
21,325		FNMA	5.500	07/01/34	24,097
19,854		FNMA	7.000	07/01/34	23,279
157,773		FNMA	5.000	08/01/34	174,873
17,847		FNMA	5.000	08/01/34	19,777
90,740		FNMA	6.000	08/01/34	104,454
16,328		FNMA	6.000	08/01/34	18,777
9,847		FNMA	4.500	09/01/34	10,785
321,670		FNMA	5.500	09/01/34	363,487
3,264		FNMA	5.500	11/01/34	3,689
9,463		FNMA	6.000	11/01/34	10,472
29,121,220		FNMA	2.500	12/01/34	30,228,148
29,095,340		FNMA	3.000	12/01/34	30,456,222
5,031		FNMA	5.000	12/01/34	5,575
3,019		FNMA	5.500	12/01/34	3,413
9,892		FNMA	6.000	12/01/34	11,052
472,392		FNMA	4.500	01/01/35	517,686
30,988		FNMA	5.500	01/01/35	34,406
967,042		FNMA	5.500	02/01/35	1,092,744
41,970		FNMA	5.500	02/01/35	47,453
9,513,174		FNMA	2.000	03/01/35	9,772,752
20,157,898		FNMA	2.500	03/01/35	20,925,475
266,788		FNMA	5.500	04/01/35	294,666
37,855		FNMA	6.000	04/01/35	43,572
39,688		FNMA	6.000	04/01/35	45,667
70,506		FNMA	6.000	05/01/35	81,075
16,485		FNMA	5.000	06/01/35	18,267
1,766	i	FNMA	4.067	07/01/35	1,782
48,926		FNMA	5.000	07/01/35	54,218
5,482,100		FNMA	3.000	08/01/35	5,813,748
103,551		FNMA	4.500	08/01/35	113,379
65,010		FNMA	5.000	08/01/35	72,307
103,472		FNMA	5.000	08/01/35	114,975
3,995		FNMA	4.500	09/01/35	4,369
4,924		FNMA	4.500	09/01/35	5,396
12,067		FNMA	5.500	09/01/35	13,640
45,116		FNMA	5.000	10/01/35	48,978
113,744		FNMA	5.500	10/01/35	127,373
3,246		FNMA	5.000	11/01/35	3,397
147,027		FNMA	5.500	11/01/35	166,598
1,672		FNMA	4.500	12/01/35	1,797
47,361		FNMA	5.500	12/01/35	51,789
6,650,558		FNMA	3.500	01/01/36	7,155,126
39,876	i	FNMA	3.535	02/01/36	40,236
354,108		FNMA	5.000	02/01/36	394,290
160,476		FNMA	6.000	03/01/36	184,495
2,479,105		FNMA	3.500	05/01/36	2,646,081
3,128		FNMA	5.000	05/01/36	3,475
231,807		FNMA	6.000	06/01/36	262,444
26,276	i	FNMA	4.210	07/01/36	26,528
16,165		FNMA	6.000	07/01/36	18,573
85,441		FNMA	6.500	07/01/36	97,890
18,383,263		FNMA	3.000	08/01/36	19,454,834
115

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$84,258		FNMA	5.500%	08/01/36	$92,079
144,329		FNMA	6.500	08/01/36	165,807
3,241,061		FNMA	3.000	09/01/36	3,429,809
12,048		FNMA	5.500	09/01/36	13,613
4,331		FNMA	6.500	09/01/36	5,035
16,449		FNMA	6.500	09/01/36	19,765
20,845		FNMA	6.000	10/01/36	24,001
6,681,144		FNMA	3.000	11/01/36	7,071,514
9,956		FNMA	6.500	11/01/36	11,778
2,012	i	FNMA	3.936	12/01/36	2,033
59,083		FNMA	6.000	12/01/36	67,976
7,019	i	FNMA	3.795	01/01/37	7,161
26,705		FNMA	5.500	01/01/37	30,247
2,067	i	FNMA	3.419	02/01/37	2,099
190,278		FNMA	5.500	02/01/37	215,606
11,177		FNMA	6.000	02/01/37	12,855
12,877		FNMA	7.000	02/01/37	15,100
3,413	i	FNMA	3.990	03/01/37	3,446
1,505		FNMA	5.000	03/01/37	1,675
63,733		FNMA	6.500	03/01/37	76,208
45,900		FNMA	6.500	03/01/37	52,650
49,109		FNMA	7.000	04/01/37	60,814
61,588		FNMA	5.000	05/01/37	68,321
3,299		FNMA	7.000	05/01/37	3,649
10,296	i	FNMA	4.482	06/01/37	10,369
15,549		FNMA	5.500	06/01/37	17,588
18,309		FNMA	5.500	08/01/37	20,744
8,617		FNMA	6.000	08/01/37	9,898
25,576		FNMA	6.500	08/01/37	28,903
3,378		FNMA	6.500	08/01/37	3,806
15,138		FNMA	5.500	09/01/37	16,558
62,465		FNMA	6.000	09/01/37	72,723
30,005		FNMA	6.000	09/01/37	34,442
84,370		FNMA	6.000	09/01/37	97,572
32,848		FNMA	6.000	09/01/37	38,090
107,632		FNMA	6.000	09/01/37	125,298
13,128		FNMA	6.500	09/01/37	15,014
4,288		FNMA	6.500	09/01/37	4,751
33,068	i	FNMA	4.234	10/01/37	33,342
10,633		FNMA	6.500	10/01/37	12,302
142,004		FNMA	5.500	11/01/37	160,456
235,827		FNMA	6.000	11/01/37	271,553
3,204		FNMA	7.000	11/01/37	3,360
7,693,088		FNMA	3.000	12/01/37	8,125,344
6,946,118		FNMA	4.000	01/01/38	7,509,138
516		FNMA	6.500	01/01/38	594
73,594		FNMA	5.500	02/01/38	83,029
26,909		FNMA	6.500	02/01/38	29,815
15,020		FNMA	7.000	02/01/38	18,614
12,918	i	FNMA	4.770	03/01/38	13,071
6,144		FNMA	5.000	03/01/38	6,806
3,127		FNMA	5.000	03/01/38	3,473
12,974		FNMA	5.500	03/01/38	14,676
116

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,633		FNMA	6.000%	03/01/38	$5,352
5,390		FNMA	6.500	03/01/38	6,464
74,424		FNMA	6.500	03/01/38	86,627
5,135		FNMA	6.500	03/01/38	5,690
15,253		FNMA	5.000	04/01/38	16,443
193,664		FNMA	5.500	04/01/38	219,242
208,952		FNMA	6.000	04/01/38	240,223
13,005		FNMA	4.500	05/01/38	14,021
748,453		FNMA	5.000	05/01/38	833,540
220,141		FNMA	5.000	05/01/38	244,324
524,009		FNMA	6.000	06/01/38	603,388
819,645		FNMA	6.500	06/01/38	952,170
173,069		FNMA	6.000	07/01/38	199,188
2,133	i	FNMA	4.000	08/01/38	2,157
1,890	i	FNMA	4.229	08/01/38	1,897
529,529		FNMA	6.000	09/01/38	609,306
10,906	i	FNMA	3.571	10/01/38	10,995
662		FNMA	6.000	10/01/38	734
10,156		FNMA	5.500	11/01/38	11,482
2,726		FNMA	5.000	12/01/38	3,021
517,042		FNMA	5.500	12/01/38	585,207
79,980		FNMA	4.500	01/01/39	87,387
91,576		FNMA	5.000	01/01/39	101,396
2,027,944		FNMA	5.000	01/01/39	2,251,455
69,712		FNMA	5.500	01/01/39	77,993
293,387		FNMA	5.500	01/01/39	332,378
18,008		FNMA	6.000	01/01/39	20,679
1,623		FNMA	6.000	01/01/39	1,795
115,246		FNMA	4.500	02/01/39	125,877
362,718		FNMA	4.500	02/01/39	396,788
161,270		FNMA	4.500	02/01/39	176,476
5,284		FNMA	5.500	02/01/39	5,979
366,690		FNMA	4.000	04/01/39	396,431
15,697		FNMA	5.500	04/01/39	17,770
636,299		FNMA	4.500	05/01/39	696,886
117,734		FNMA	4.500	05/01/39	128,901
328,518		FNMA	4.500	06/01/39	359,435
121,955		FNMA	4.500	06/01/39	133,548
236,971		FNMA	5.500	06/01/39	268,691
74,837		FNMA	4.500	07/01/39	81,967
82,468		FNMA	4.500	07/01/39	90,300
5,913	i	FNMA	4.567	07/01/39	6,008
8,210		FNMA	5.000	07/01/39	9,117
206,313		FNMA	4.000	08/01/39	223,120
1,263,559		FNMA	4.000	08/01/39	1,366,513
23,979	i	FNMA	4.174	08/01/39	24,212
11,510	i	FNMA	4.235	08/01/39	11,641
16,214		FNMA	4.500	08/01/39	17,848
811,144		FNMA	4.500	08/01/39	888,265
254,634		FNMA	4.500	08/01/39	278,750
1,062,690		FNMA	5.000	08/01/39	1,175,118
10,614		FNMA	5.000	08/01/39	11,765
490,232		FNMA	4.000	09/01/39	530,203
31,691		FNMA	5.000	09/01/39	35,161
117

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$177,009		FNMA	5.500%	09/01/39	$200,765
101,084		FNMA	6.000	09/01/39	116,396
379,275		FNMA	6.500	10/01/39	450,752
20,397		FNMA	5.000	11/01/39	22,624
537,654		FNMA	4.000	12/01/39	580,962
64,252		FNMA	4.500	12/01/39	70,384
1,879,196		FNMA	4.500	12/01/39	2,057,703
123,605		FNMA	4.500	12/01/39	135,422
11,902	i	FNMA	3.815	01/01/40	12,155
36,575		FNMA	4.500	01/01/40	40,048
42,359		FNMA	5.000	01/01/40	46,996
237,704		FNMA	6.000	02/01/40	273,496
19,911,340		FNMA	2.500	03/01/40	20,665,016
371,330		FNMA	4.500	03/01/40	406,892
187,974		FNMA	4.500	03/01/40	205,974
17,427		FNMA	5.000	03/01/40	19,334
17,796		FNMA	4.500	04/01/40	19,500
637,278		FNMA	5.000	04/01/40	706,551
445,650		FNMA	5.000	04/01/40	494,177
60,246	i	FNMA	3.937	05/01/40	61,582
97,674	i	FNMA	4.476	05/01/40	99,677
20,628		FNMA	4.500	05/01/40	22,609
37,118	i	FNMA	4.745	05/01/40	37,989
43,813		FNMA	4.500	07/01/40	48,002
47,497		FNMA	4.500	07/01/40	52,048
56,429		FNMA	5.000	07/01/40	62,547
9,849	i	FNMA	4.055	08/01/40	9,931
510,095		FNMA	4.500	08/01/40	558,865
362,692		FNMA	4.500	08/01/40	397,420
366,344		FNMA	5.000	08/01/40	406,449
845,693		FNMA	4.500	09/01/40	926,622
368,107		FNMA	4.500	09/01/40	403,322
686,615		FNMA	6.000	09/01/40	789,269
151,679		FNMA	3.500	10/01/40	162,838
620,392		FNMA	4.000	10/01/40	671,245
1,442,945		FNMA	4.000	10/01/40	1,561,512
803,769		FNMA	4.500	10/01/40	880,866
1,226,235		FNMA	3.500	11/01/40	1,316,509
1,289,939		FNMA	4.000	11/01/40	1,396,287
1,148,421		FNMA	4.000	11/01/40	1,242,672
723,608		FNMA	4.000	11/01/40	782,922
118,130		FNMA	4.500	11/01/40	129,474
27,104	i	FNMA	3.948	12/01/40	27,348
406,615		FNMA	4.000	12/01/40	439,956
2,916,942		FNMA	4.500	12/01/40	3,195,330
44,979		FNMA	3.500	01/01/41	48,285
222,709		FNMA	3.500	02/01/41	239,097
38,303	i	FNMA	3.843	02/01/41	39,142
1,091,009		FNMA	4.000	02/01/41	1,180,555
1,013,206		FNMA	4.000	03/01/41	1,096,503
730,064		FNMA	4.500	04/01/41	800,105
1,117,517		FNMA	4.500	05/01/41	1,224,799
163,383		FNMA	4.500	05/01/41	179,033
118

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$508,775		FNMA	4.500%	06/01/41	$557,619
656,627		FNMA	4.500	07/01/41	719,581
94,066	i	FNMA	4.509	07/01/41	95,755
1,723,363		FNMA	4.000	09/01/41	1,864,994
902,470		FNMA	4.500	09/01/41	987,556
304,678		FNMA	5.500	09/01/41	345,224
16,237	i	FNMA	3.675	10/01/41	16,399
95,327	i	FNMA	3.943	10/01/41	97,282
628,419		FNMA	3.500	11/01/41	674,750
691,729		FNMA	3.500	11/01/41	742,339
27,849,402		FNMA	3.500	12/01/41	29,910,067
4,272,102		FNMA	3.500	12/01/41	4,587,464
214,494	i	FNMA	3.804	12/01/41	218,365
700,986		FNMA	4.000	12/01/41	758,490
1,876,687		FNMA	3.500	03/01/42	2,015,332
1,187,705		FNMA	4.000	03/01/42	1,285,207
3,514,125		FNMA	3.500	04/01/42	3,772,203
1,229,160		FNMA	3.500	04/01/42	1,323,145
1,358,320		FNMA	4.500	04/01/42	1,487,950
1,235,973		FNMA	5.000	04/01/42	1,386,561
1,070,654		FNMA	4.000	05/01/42	1,158,561
1,141,622		FNMA	5.000	05/01/42	1,250,662
1,185,833		FNMA	3.000	06/01/42	1,253,542
5,090,579		FNMA	3.500	06/01/42	5,465,490
3,987,927		FNMA	4.000	06/01/42	4,317,144
2,727,330		FNMA	4.000	06/01/42	2,952,232
8,138,455		FNMA	3.500	07/01/42	8,738,385
1,515,599		FNMA	4.500	07/01/42	1,660,726
1,630,717		FNMA	3.500	08/01/42	1,749,414
2,833,171		FNMA	3.000	09/01/42	2,995,607
3,387,181		FNMA	3.500	09/01/42	3,636,456
15,011,115		FNMA	4.500	09/01/42	16,447,800
5,828,816		FNMA	3.000	10/01/42	6,163,102
1,646,646		FNMA	3.500	10/01/42	1,768,026
2,308,577		FNMA	2.500	01/01/43	2,403,923
7,079,180		FNMA	3.000	01/01/43	7,484,202
9,875,253		FNMA	3.000	02/01/43	10,441,837
19,219,945		FNMA	3.000	04/01/43	20,321,326
27,509,119		FNMA	3.000	04/01/43	29,177,703
7,175,730		FNMA	3.000	04/01/43	7,587,040
2,514,768		FNMA	3.000	04/01/43	2,658,537
588,182	i	FNMA	2.132	06/01/43	592,943
7,096,392		FNMA	3.000	06/01/43	7,502,289
5,861,414		FNMA	3.000	07/01/43	6,196,547
16,327,070		FNMA	3.500	07/01/43	17,533,067
5,114,970		FNMA	3.500	07/01/43	5,493,315
140,990	i	FNMA	4.330	07/01/43	142,015
5,223,580		FNMA	3.000	08/01/43	5,523,175
2,373,286		FNMA	4.000	08/01/43	2,583,539
4,173,467		FNMA	3.000	09/01/43	4,453,892
5,088,060		FNMA	3.500	09/01/43	5,462,529
3,704,168		FNMA	3.500	10/01/43	3,976,334
406,199		FNMA	4.500	10/01/43	444,840
1,348,504		FNMA	4.000	11/01/43	1,459,699
119

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$3,066,761	FNMA	4.000%	11/01/43	$3,315,944
904,410	FNMA	4.500	12/01/43	989,225
2,848,213	FNMA	4.500	12/01/43	3,108,391
3,441,660	FNMA	4.000	01/01/44	3,722,639
48,584,560	FNMA	4.000	03/01/44	52,856,414
2,522,180	FNMA	4.000	05/01/44	2,729,918
2,954,883	FNMA	4.000	07/01/44	3,196,849
2,637,170	FNMA	4.000	07/01/44	2,853,160
1,872,755	FNMA	3.500	09/01/44	2,006,506
2,424,709	FNMA	4.000	09/01/44	2,623,085
6,063,034	FNMA	3.500	10/01/44	6,504,663
13,164,814	FNMA	5.000	11/01/44	14,590,316
2,780,589	FNMA	4.000	12/01/44	3,008,546
4,948,085	FNMA	3.000	01/01/45	5,230,546
15,141,404	FNMA	3.000	01/01/45	16,007,610
28,663,568	FNMA	3.500	01/01/45	30,757,165
9,778,167	FNMA	3.500	02/01/45	10,442,300
6,451,101	FNMA	3.000	04/01/45	6,819,900
10,095,455	FNMA	3.500	05/01/45	10,762,210
8,682,638	FNMA	3.500	07/01/45	9,259,038
11,916,408	FNMA	4.000	07/01/45	12,896,875
27,047,283	FNMA	3.500	09/01/45	29,034,135
15,668,003	FNMA	3.000	11/01/45	16,545,774
7,387,617	FNMA	3.500	11/01/45	7,874,923
17,938,571	FNMA	4.000	11/01/45	19,413,019
9,356,523	FNMA	3.500	12/01/45	9,974,635
6,717,751	FNMA	3.500	12/01/45	7,154,604
19,821,247	FNMA	3.500	12/01/45	21,128,136
26,687,220	FNMA	3.500	01/01/46	28,448,329
5,344,050	FNMA	3.500	02/01/46	5,696,118
16,625,278	FNMA	3.500	04/01/46	17,746,232
7,803,030	FNMA	4.500	05/01/46	8,510,587
6,572,727	FNMA	3.000	06/01/46	6,942,030
10,947,592	FNMA	3.500	07/01/46	11,632,809
15,800,191	FNMA	3.500	08/01/46	16,946,681
10,169,431	FNMA	4.000	08/01/46	10,968,292
10,539,849	FNMA	3.000	09/01/46	11,124,293
11,143,365	FNMA	3.000	10/01/46	11,746,665
21,590,897	FNMA	3.000	11/01/46	22,779,016
6,229,969	FNMA	3.500	12/01/46	6,614,455
71,652,306	FNMA	3.000	01/01/47	75,516,522
8,455,418	FNMA	3.000	02/01/47	8,874,642
7,847,791	FNMA	4.000	02/01/47	8,437,498
11,542,555	FNMA	3.000	03/01/47	12,169,523
10,047,232	FNMA	3.500	03/01/47	10,653,398
2,688,781	FNMA	4.000	03/01/47	2,886,041
1,586,714	FNMA	4.500	03/01/47	1,727,123
9,351,242	FNMA	3.000	04/01/47	9,877,729
15,623,304	FNMA	3.000	04/01/47	16,487,339
13,504,688	FNMA	3.500	04/01/47	14,336,168
6,722,594	FNMA	3.500	05/01/47	7,128,729
16,561,114	FNMA	3.500	07/01/47	17,534,771
9,630,240	FNMA	3.500	07/01/47	10,383,148
120

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$11,843,760	FNMA	4.000%	07/01/47	$12,723,218
15,292,645	FNMA	3.500	08/01/47	16,215,002
32,810,152	FNMA	3.500	11/01/47	34,799,214
5,057,515	FNMA	4.500	11/01/47	5,485,003
7,971,085	FNMA	3.500	01/01/48	8,460,384
7,641,669	FNMA	3.500	01/01/48	8,075,126
27,304,885	FNMA	4.000	01/01/48	29,133,584
4,046,399	FNMA	3.000	02/01/48	4,260,901
10,990,943	FNMA	4.000	04/01/48	11,783,180
816,686	FNMA	4.500	04/01/48	880,728
16,855,012	FNMA	3.500	06/01/48	17,860,325
32,342,051	FNMA	4.000	07/01/48	34,538,189
20,781,299	FNMA	4.500	07/01/48	22,382,432
12,710,038	FNMA	4.000	08/01/48	13,566,941
9,411,059	FNMA	4.000	10/01/48	10,059,940
11,298,130	FNMA	4.500	10/01/48	12,147,737
46,923,713	FNMA	3.000	11/01/48	49,481,354
25,362,978	FNMA	4.000	11/01/48	27,048,862
8,199,505	FNMA	4.500	11/01/48	8,829,157
9,310,258	FNMA	4.000	12/01/48	9,924,882
8,010,976	FNMA	4.500	01/01/49	8,610,011
21,748,991	FNMA	4.500	02/01/49	23,380,517
26,532,866	FNMA	4.000	04/01/49	28,301,271
22,012,288	FNMA	5.000	04/01/49	23,751,641
16,968,944	FNMA	4.000	08/01/49	18,107,929
19,251,648	FNMA	2.500	09/01/49	19,949,269
56,541,807	FNMA	3.000	09/01/49	59,255,979
49,146,013	FNMA	2.500	11/01/49	50,931,624
24,698,781	FNMA	2.500	12/01/49	25,594,910
24,671,881	FNMA	3.000	12/01/49	26,061,603
49,232,571	FNMA	3.000	12/01/49	51,602,857
5,635,891	FNMA	3.500	07/01/55	5,988,638
1,532	Government National Mortgage Association (GNMA)	4.500	01/20/24	1,631
13,997	GNMA	4.000	04/15/24	14,724
4,200	GNMA	4.500	07/15/24	4,403
52,546	GNMA	4.000	08/15/24	55,256
13,491	GNMA	4.500	08/15/24	14,142
41,445	GNMA	4.000	09/15/24	43,581
8,250	GNMA	4.500	01/15/25	8,648
71,026	GNMA	4.000	08/15/25	74,728
37,661	GNMA	3.500	03/15/26	39,572
37,909	GNMA	4.000	04/15/26	39,885
38,551	GNMA	4.000	06/20/26	40,652
61,881	GNMA	3.500	11/20/26	64,869
322,648	GNMA	3.000	12/15/26	337,545
1,047,504	GNMA	2.500	04/20/27	1,084,881
698,354	GNMA	2.500	09/20/27	723,264
425	GNMA	6.500	09/15/28	466
285	GNMA	6.500	09/15/28	313
1,151	GNMA	6.500	11/15/28	1,284
214	GNMA	7.500	11/15/28	215
1,029,885	GNMA	3.500	11/20/28	1,081,687
6,790	GNMA	8.500	10/15/30	7,117
121

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,657	GNMA	8.500%	10/20/30	$3,197
332	GNMA	8.500	12/15/30	413
405	GNMA	7.000	06/20/31	492
874	GNMA	7.000	07/15/31	896
1,198	GNMA	7.000	07/15/31	1,266
5,994,256	GNMA	3.000	08/20/32	6,261,082
159,315	GNMA	6.000	10/15/32	180,932
19,427	GNMA	5.500	12/20/32	21,888
45,771	GNMA	5.500	05/15/33	50,237
6,801	GNMA	5.000	07/15/33	7,550
24,741	GNMA	5.500	07/15/33	28,031
5,778	GNMA	5.000	07/20/33	6,405
18,043	GNMA	5.000	08/15/33	19,493
25,054	GNMA	5.000	08/15/33	27,260
104,954	GNMA	5.500	09/15/33	120,789
77,977	GNMA	6.000	11/20/33	88,871
35,179	GNMA	5.500	05/20/34	39,632
50,539	GNMA	6.000	09/20/34	57,591
3,898	GNMA	5.000	10/20/34	4,325
107,813	GNMA	5.500	11/15/34	122,412
50,810	GNMA	6.500	01/15/35	61,088
26,550	GNMA	5.500	02/20/35	29,894
495,557	GNMA	5.000	03/20/35	549,475
148,633	GNMA	5.000	04/15/35	164,960
162,644	GNMA	5.500	05/20/35	182,916
5,923	GNMA	5.000	09/20/35	6,567
3,582	GNMA	5.000	11/15/35	3,873
4,182	GNMA	5.000	11/15/35	4,656
44,604	GNMA	5.500	02/20/36	50,073
5,360	GNMA	5.500	03/15/36	6,092
14,478	GNMA	5.500	05/20/36	16,221
4,517	GNMA	6.500	06/15/36	5,496
133,838	GNMA	5.500	06/20/36	149,814
8,106	GNMA	5.000	09/15/36	9,032
5,422	GNMA	6.000	09/15/36	6,130
13,152	GNMA	6.000	10/20/36	14,997
9,304	GNMA	5.000	12/15/36	10,360
3,082	GNMA	5.500	01/15/37	3,350
7,848	GNMA	6.000	01/20/37	8,943
168,828	GNMA	5.500	02/15/37	189,343
28,525	GNMA	6.000	02/20/37	32,521
213,665	GNMA	6.000	04/15/37	242,665
3,238	GNMA	6.500	04/15/37	3,553
69,056	GNMA	6.000	04/20/37	75,895
14,050	GNMA	6.000	06/15/37	15,631
15,616	GNMA	6.000	08/20/37	17,801
13,150	GNMA	6.500	08/20/37	15,188
60,431	GNMA	6.500	11/20/37	71,002
18,738	GNMA	6.000	12/15/37	21,038
3,441	GNMA	5.000	02/20/38	3,808
100,760	GNMA	5.000	04/15/38	112,262
3,974	GNMA	5.500	05/20/38	4,457
17,361	GNMA	5.500	06/15/38	19,685
122

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$41,419	GNMA	6.000%	06/20/38	$47,187
55,186	GNMA	5.500	07/15/38	62,475
331,205	GNMA	5.000	07/20/38	366,745
296,718	GNMA	5.500	07/20/38	332,116
7,479	GNMA	5.500	08/15/38	8,401
110,134	GNMA	6.000	08/15/38	125,016
45,955	GNMA	6.000	08/15/38	50,990
28,918	GNMA	6.000	08/20/38	32,952
116,015	GNMA	6.000	09/20/38	132,276
36,324	GNMA	5.000	10/15/38	39,265
11,230	GNMA	5.500	10/15/38	12,878
5,885	GNMA	6.500	10/20/38	7,017
19,021	GNMA	6.500	10/20/38	20,839
1,599	GNMA	5.500	11/15/38	1,818
23,794	GNMA	6.500	11/20/38	28,292
121,503	GNMA	6.000	12/15/38	137,500
3,033	GNMA	6.500	12/15/38	3,538
22,139	GNMA	5.000	01/15/39	24,665
541,530	GNMA	4.500	01/20/39	593,139
58,456	GNMA	6.500	01/20/39	67,265
21,451	GNMA	5.000	02/15/39	23,887
7,577	GNMA	6.000	02/15/39	8,437
19,783	GNMA	4.500	03/15/39	21,913
182,004	GNMA	4.500	03/15/39	201,592
6,809	GNMA	4.500	03/20/39	7,469
118,303	GNMA	5.500	03/20/39	132,391
11,582	GNMA	4.500	04/15/39	12,838
176,753	GNMA	5.500	04/15/39	197,358
4,369	GNMA	5.000	04/20/39	4,833
23,630	GNMA	4.000	05/15/39	25,565
336,956	GNMA	4.500	05/15/39	373,170
156,478	GNMA	5.000	05/15/39	173,157
24,216	GNMA	4.000	05/20/39	26,408
62,616	GNMA	4.500	05/20/39	69,000
1,301,722	GNMA	5.000	05/20/39	1,440,355
9,309	GNMA	4.500	06/15/39	10,312
916,144	GNMA	4.500	06/15/39	1,014,120
921,367	GNMA	5.000	06/15/39	1,043,066
1,140,461	GNMA	5.000	06/15/39	1,290,857
20,848	GNMA	5.000	06/15/39	23,225
10,391	GNMA	5.000	06/15/39	11,581
11,560	GNMA	5.000	06/15/39	12,879
13,801	GNMA	4.000	06/20/39	15,044
8,426	GNMA	5.000	06/20/39	9,322
1,053,484	GNMA	4.000	07/15/39	1,139,573
28,437	GNMA	4.500	07/15/39	31,492
13,411	GNMA	4.500	07/15/39	14,852
1,251,975	GNMA	4.500	07/15/39	1,401,373
12,763	GNMA	5.000	07/15/39	14,216
140,023	GNMA	4.500	07/20/39	154,276
120,079	GNMA	5.000	07/20/39	132,827
12,891	GNMA	5.500	07/20/39	14,420
64,591	GNMA	4.000	08/15/39	69,861
139,062	GNMA	5.000	08/15/39	154,855
123

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,817		GNMA	5.500%	08/15/39	$8,782
57,320		GNMA	6.000	08/15/39	63,434
42,621		GNMA	4.000	08/20/39	46,483
31,365		GNMA	5.000	08/20/39	34,698
14,221		GNMA	5.000	09/15/39	15,366
43,743		GNMA	5.000	09/20/39	48,395
9,764		GNMA	4.500	10/15/39	10,808
5,775		GNMA	5.000	10/15/39	6,396
13,741		GNMA	4.500	10/20/39	15,138
27,997		GNMA	4.500	11/15/39	31,343
20,525		GNMA	4.500	11/20/39	22,617
23,786		GNMA	5.000	11/20/39	26,311
43,095		GNMA	4.500	12/15/39	46,886
705,615		GNMA	4.500	12/15/39	781,420
20,352		GNMA	4.500	12/20/39	22,425
734,330		GNMA	5.000	12/20/39	812,392
687,253		GNMA	4.500	01/20/40	757,159
9,780		GNMA	5.500	01/20/40	10,911
384,773		GNMA	5.500	02/15/40	437,376
54,710		GNMA	4.000	03/15/40	59,242
11,436		GNMA	5.000	03/15/40	12,734
3,135		GNMA	4.500	04/15/40	3,426
116,818		GNMA	5.000	04/15/40	130,029
27,319		GNMA	4.500	04/20/40	30,097
4,557		GNMA	4.500	05/15/40	5,041
133,177		GNMA	5.000	05/15/40	148,148
224,516	i	GNMA	3.875	05/20/40	231,260
5,927		GNMA	4.500	05/20/40	6,530
6,835		GNMA	4.500	06/15/40	7,557
2,334,662		GNMA	4.500	06/15/40	2,585,898
10,307		GNMA	4.500	06/15/40	11,413
134,270		GNMA	5.000	06/20/40	148,531
72,740		GNMA	4.500	07/15/40	80,536
285,506		GNMA	4.500	07/15/40	315,413
983,711		GNMA	4.500	07/20/40	1,083,834
28,865		GNMA	5.000	07/20/40	31,922
200,505		GNMA	4.000	08/15/40	217,297
907,700		GNMA	4.000	08/15/40	983,799
85,056		GNMA	4.500	08/15/40	95,144
74,049		GNMA	4.500	08/20/40	81,576
62,940		GNMA	4.500	09/20/40	69,348
19,189		GNMA	5.500	09/20/40	21,483
21,641		GNMA	6.500	09/20/40	25,301
28,112		GNMA	4.000	10/15/40	30,534
55,904		GNMA	6.000	10/20/40	63,742
350,018		GNMA	4.000	11/15/40	379,362
850,851		GNMA	4.000	11/20/40	927,600
208,050		GNMA	3.500	12/15/40	224,359
302,150		GNMA	5.500	12/20/40	338,247
985,522		GNMA	4.000	01/15/41	1,067,828
2,263,225		GNMA	4.000	01/20/41	2,467,532
179,076		GNMA	4.000	02/15/41	193,882
593,642		GNMA	4.500	02/20/41	654,087
124

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$321,787		GNMA	4.500%	03/15/41	$356,125
707,796		GNMA	4.500	04/20/41	779,776
148,482		GNMA	5.000	04/20/41	164,032
54,010	i	GNMA	3.875	06/20/41	55,411
155,561		GNMA	4.000	07/15/41	168,828
289,619		GNMA	4.000	07/20/41	315,755
942,021		GNMA	4.500	07/20/41	1,038,002
797,190		GNMA	5.000	07/20/41	881,679
196,397		GNMA	4.500	08/15/41	217,293
361,625		GNMA	5.000	08/20/41	399,476
530,746		GNMA	4.000	09/15/41	576,295
30,888	i	GNMA	3.250	09/20/41	31,696
1,317,823		GNMA	4.000	09/20/41	1,436,671
77,728		GNMA	4.000	10/15/41	84,289
59,985	i	GNMA	3.125	10/20/41	61,497
38,596	i	GNMA	3.125	10/20/41	39,594
1,688,579		GNMA	4.000	10/20/41	1,840,930
208,177		GNMA	5.500	10/20/41	233,111
539,969		GNMA	3.500	11/15/41	582,043
1,180,966		GNMA	4.000	11/15/41	1,283,519
2,170,566		GNMA	4.500	11/20/41	2,391,757
900,700		GNMA	5.000	11/20/41	996,866
193,848		GNMA	6.000	11/20/41	223,580
1,188,644		GNMA	3.500	01/20/42	1,270,812
217,765	i	GNMA	4.000	02/20/42	221,926
579,368		GNMA	3.500	03/20/42	619,419
896,096		GNMA	4.500	03/20/42	987,339
1,051,692		GNMA	3.500	04/15/42	1,133,680
1,816,203		GNMA	3.500	05/20/42	1,961,409
5,505,400		GNMA	3.500	05/20/42	5,885,999
1,200,457		GNMA	4.000	05/20/42	1,308,909
2,201,026		GNMA	3.500	07/15/42	2,374,330
221,297	i	GNMA	3.250	07/20/42	226,359
1,290,109		GNMA	3.500	07/20/42	1,379,300
1,626,445		GNMA	3.000	08/20/42	1,745,970
1,892,350		GNMA	3.500	08/20/42	2,043,490
5,418,668		GNMA	3.500	08/20/42	5,793,290
918,551		GNMA	6.000	08/20/42	1,046,741
2,123,332		GNMA	3.500	10/20/42	2,270,134
2,369,260		GNMA	3.000	11/20/42	2,543,784
2,784,302		GNMA	3.000	12/20/42	2,989,945
2,029,445		GNMA	3.000	12/20/42	2,168,289
1,627,111		GNMA	3.000	01/15/43	1,728,654
4,147,506		GNMA	3.000	01/15/43	4,421,323
2,111,502		GNMA	3.000	01/20/43	2,267,429
3,607,904		GNMA	3.000	02/20/43	3,874,468
2,269,628		GNMA	3.000	02/20/43	2,438,798
674,317		GNMA	3.000	04/15/43	716,506
620,583		GNMA	5.000	04/20/43	686,230
1,444,920		GNMA	3.000	05/20/43	1,552,234
2,230,669		GNMA	3.000	06/20/43	2,396,307
4,432,640		GNMA	3.500	06/20/43	4,786,594
4,859,610		GNMA	3.000	07/20/43	5,220,644
2,216,709		GNMA	3.500	07/20/43	2,369,983
125

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$10,203,296	GNMA	4.500%	08/20/43	$11,149,786
3,204,709	GNMA	3.500	09/20/43	3,419,178
1,125,971	GNMA	4.000	09/20/43	1,227,308
13,514,428	GNMA	3.500	10/20/43	14,419,282
6,872,929	GNMA	4.000	10/20/43	7,491,573
588,964	GNMA	3.500	11/20/43	628,120
1,213,451	GNMA	4.000	11/20/43	1,322,639
1,068,513	GNMA	4.500	12/20/43	1,169,886
1,120,015	GNMA	4.500	01/20/44	1,227,141
1,528,813	GNMA	3.500	02/20/44	1,627,286
2,056,487	GNMA	4.000	02/20/44	2,241,480
2,076,916	GNMA	4.000	05/20/44	2,263,688
2,155,263	GNMA	4.000	06/20/44	2,349,140
6,173,145	GNMA	3.500	07/20/44	6,560,829
18,931,624	GNMA	3.500	10/20/44	20,191,939
1,603,043	GNMA	4.500	10/20/44	1,750,423
4,487,496	GNMA	3.500	11/20/44	4,769,430
6,128,325	GNMA	3.000	12/20/44	6,580,998
8,803,541	GNMA	4.000	12/20/44	9,595,635
14,352,940	GNMA	3.500	02/20/45	15,252,413
6,762,233	GNMA	4.000	03/20/45	7,370,706
6,473,659	GNMA	3.000	04/20/45	6,952,318
13,638,212	GNMA	3.000	06/20/45	14,647,032
29,459,567	GNMA	3.000	07/20/45	31,640,179
9,704,506	GNMA	4.000	10/20/45	10,588,817
16,188,615	GNMA	4.000	11/20/45	17,643,595
7,496,893	GNMA	3.000	12/20/45	8,052,320
6,605,378	GNMA	3.500	12/20/45	7,021,028
18,489,828	GNMA	3.000	03/20/46	19,847,816
7,448,283	GNMA	4.000	04/20/46	8,068,404
37,847,226	GNMA	3.000	05/20/46	40,638,693
22,229,575	GNMA	3.500	05/20/46	23,623,775
8,625,816	GNMA	3.000	06/20/46	9,251,899
5,102,939	GNMA	3.500	06/20/46	5,423,165
10,674,230	GNMA	3.500	08/20/46	11,344,814
6,267,111	GNMA	3.000	09/20/46	6,714,538
24,422,510	GNMA	3.500	09/20/46	26,114,326
12,147,200	GNMA	3.000	10/20/46	13,002,430
6,504,631	GNMA	3.000	12/20/46	6,951,648
6,593,079	GNMA	3.000	01/20/47	7,047,070
4,748,845	GNMA	4.000	01/20/47	5,073,819
12,331,062	GNMA	4.000	04/20/47	13,283,757
12,417,485	GNMA	3.500	05/20/47	13,190,746
6,483,731	GNMA	3.500	06/20/47	6,832,103
7,791,202	GNMA	3.000	07/20/47	8,328,142
14,521,283	GNMA	4.500	07/20/47	15,696,920
14,609,716	GNMA	3.000	08/20/47	15,616,148
17,027,056	GNMA	3.500	08/20/47	18,085,528
27,615,473	GNMA	3.000	09/20/47	29,259,026
39,463,187	GNMA	4.000	09/20/47	42,530,964
27,743,751	GNMA	3.500	11/20/47	29,466,428
20,896,470	GNMA	3.500	12/20/47	22,067,995
13,899,229	GNMA	3.500	01/20/48	14,743,138
126

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$20,780,850	GNMA	4.000%	05/20/48	$22,140,567
37,501,816	GNMA	3.000	06/20/48	40,018,510
15,137,047	GNMA	4.000	06/20/48	16,184,665
29,261,387	GNMA	3.500	07/20/48	30,980,820
15,322,245	GNMA	4.000	08/20/48	16,430,358
11,775,596	GNMA	5.000	08/20/48	12,674,480
10,574,582	GNMA	4.500	09/20/48	11,290,590
9,645,756	GNMA	5.000	10/20/48	10,266,881
7,638,499	GNMA	4.500	11/20/48	8,106,580
17,989,389	GNMA	3.500	04/20/49	18,949,897
61,592,015	GNMA	4.500	04/20/49	65,390,530
21,287,498	GNMA	4.000	05/20/49	22,589,135
12,307,259	GNMA	3.500	06/20/49	12,975,620
19,640,502	GNMA	3.000	09/20/49	20,809,419
29,330,855	GNMA	3.500	09/20/49	30,915,038
19,733,021	GNMA	2.500	10/20/49	20,636,934
19,787,446	GNMA	3.000	11/20/49	20,965,108
19,753,626	GNMA	3.500	11/20/49	20,831,670
	TOTAL MORTGAGE BACKED			4,417,684,170

MUNICIPAL BONDS - 0.8%
200,000	Alabama Economic Settlement Authority	4.263	09/15/32	228,540
300,000	American Municipal Power	7.834	02/15/41	436,644
500,000	American Municipal Power	6.270	02/15/50	667,445
1,165,000	American Municipal Power	8.084	02/15/50	1,965,786
750,000	American University	3.672	04/01/49	808,088
750,000	Bay Area Toll Authority	2.574	04/01/31	762,450
1,000,000	Bay Area Toll Authority	6.918	04/01/40	1,474,090
2,000,000	Bay Area Toll Authority	6.263	04/01/49	3,051,560
200,000	California Institute of Technology	4.321	08/01/45	237,932
750,000	California Institute of Technology	3.650	09/01/19	777,732
200,000	California State University	3.899	11/01/47	232,624
750,000	California State University	2.975	11/01/51	746,902
720,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	824,616
460,000	Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	620,558
2,250,000	Chicago O’Hare International Airport	6.395	01/01/40	3,150,360
200,000	Chicago O’Hare International Airport	4.472	01/01/49	223,950
200,000	Chicago O’Hare International Airport	4.572	01/01/54	226,094
690,000	City of Houston TX	3.961	03/01/47	774,401
310,000	City of San Francisco CA Public Utilities Commission Water Revenue	3.303	11/01/39	289,695
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	1,069,463
150,000	Colorado Bridge Enterprise	6.078	12/01/40	209,635
200,000	Commonwealth Financing Authority	4.014	06/01/33	227,548
100,000	Commonwealth Financing Authority	3.864	06/01/38	110,381
100,000	Commonwealth Financing Authority	4.144	06/01/38	113,443
645,000	Commonwealth Financing Authority	3.807	06/01/41	729,837
180,000	Commonwealth of Massachusetts	4.200	12/01/21	182,648
500,000	Commonwealth of Massachusetts	5.731	06/01/40	670,115
100,000	Commonwealth of Massachusetts	3.277	06/01/46	101,955
750,000	Commonwealth of Massachusetts	2.900	09/01/49	704,250
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	197,188
130,000	County of Broward FL Airport System Revenue	3.477	10/01/43	126,217
127

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	County of Clark NV	6.820%	07/01/45	$265,412
135,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	144,114
200,000	County of Miami-Dade FL Water & Sewer System Revenue	3.490	10/01/42	202,510
750,000	Dallas Area Rapid Transit	5.022	12/01/48	1,001,182
250,000	Dallas/Fort Worth International Airport	2.994	11/01/38	236,387
100,000	Dallas/Fort Worth International Airport	3.144	11/01/45	93,218
350,000	Denver City & County School District No	4.242	12/15/37	381,458
200,000	District of Columbia	5.591	12/01/34	248,852
470,000	District of Columbia Water & Sewer Authority	3.207	10/01/48	477,764
445,000	District of Columbia Water & Sewer Authority	4.814	10/01/14	576,230
115,000	Duke University	3.299	10/01/46	119,399
10,000	Energy Northwest	2.814	07/01/24	10,295
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	499,535
1,200,000	Florida State Board of Administration Finance Corp	2.638	07/01/21	1,201,092
360,000	Foothill-Eastern Transportation Corridor Agency	4.094	01/15/49	364,561
300,000	Foothill-Eastern Transportation Corridor Agency	3.924	01/15/53	307,062
300,000	George Washington University	4.300	09/15/44	330,909
200,000	George Washington University	4.868	09/15/45	249,436
375,000	George Washington University	4.126	09/15/48	373,446
100,000	Georgetown University	4.315	04/01/49	117,524
300,000	Georgetown University	5.215	10/01/18	440,301
970,000	Grand Parkway Transportation Corp	3.236	10/01/52	941,977
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	223,632
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	198,030
200,000	Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	233,644
500,000	Illinois State Toll Highway Authority	6.184	01/01/34	660,040
770,000	JobsOhio Beverage System	2.833	01/01/38	750,342
240,000	Los Angeles Community College District	6.750	08/01/49	390,295
350,000	Los Angeles Department of Water & Power Power System Revenue	5.716	07/01/39	484,271
1,500,000	Los Angeles Department of Water & Power Power System Revenue	6.574	07/01/45	2,304,885
1,630,000	Los Angeles Unified School District	5.750	07/01/34	2,093,099
100,000	Massachusetts School Building Authority	5.715	08/15/39	135,198
500,000	Massachusetts School Building Authority	3.395	10/15/40	512,220
100,000	Metropolitan Government of Nashville & Davidson County Convention Center Authority	6.731	07/01/43	144,787
200,000	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities	4.053	07/01/26	224,404
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,213,211
1,150,000	Metropolitan Transportation Authority	7.336	11/15/39	1,645,409
350,000	Michigan Finance Authority	3.384	12/01/40	364,882
235,000	Michigan State University	4.496	08/15/48	262,479
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	639,540
249,000	Municipal Electric Authority of Georgia	6.637	04/01/57	326,001
496,000	Municipal Electric Authority of Georgia	6.655	04/01/57	662,264
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,129,762
1,335,000	New Jersey State Turnpike Authority	7.414	01/01/40	1,954,440
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,424,500
128

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$800,000	New Jersey Transportation Trust Fund Authority	5.754%	12/15/28	$942,392
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	370,163
500,000	New Jersey Transportation Trust Fund Authority	4.081	06/15/39	484,565
195,000	New Jersey Transportation Trust Fund Authority	4.131	06/15/42	188,807
2,385,000	New York City Municipal Water Finance Authority	5.440	06/15/43	3,362,874
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.767	08/01/36	1,269,150
660,000	New York City Water & Sewer System	5.790	06/15/41	664,594
440,000	New York City Water & Sewer System	5.790	06/15/41	442,411
600,000	New York State Dormitory Authority	5.289	03/15/33	701,970
130,000	New York State Dormitory Authority	5.628	03/15/39	153,787
545,000	New York State Dormitory Authority	5.600	03/15/40	660,311
500,000	New York State Dormitory Authority	3.142	07/01/43	496,095
200,000	New York State Dormitory Authority	4.946	08/01/48	212,992
500,000	New York State Thruway Authority	2.900	01/01/35	493,975
110,000	New York State Thruway Authority	3.500	01/01/42	111,187
1,000,000	New York State Urban Development Corp	3.900	03/15/33	1,130,270
400,000	New York State Urban Development Corp	5.838	03/15/40	515,788
1,000,000	North Texas Tollway Authority	6.718	01/01/49	1,583,160
675,000	Ohio State Water Development Authority	4.879	12/01/34	754,468
605,000	Ohio Turnpike & Infrastructure Commission	3.216	02/15/48	608,164
750,000	Oregon School Boards Association	4.759	06/30/28	797,873
250,000	Oregon School Boards Association	5.680	06/30/28	289,633
300,000	Permanent University Fund-Texas A&M University System	3.660	07/01/47	320,640
200,000	Permanent University Fund-University of Texas System	3.376	07/01/47	202,272
1,215,000	Port Authority of New York & New Jersey	6.040	12/01/29	1,608,198
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	672,340
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	330,525
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,060,160
200,000	Port Authority of New York & New Jersey	4.031	09/01/48	210,020
400,000	Port Authority of New York & New Jersey	4.229	10/15/57	449,856
2,200,000	Port Authority of New York & New Jersey	4.810	10/15/65	2,626,888
250,000	Port Authority of New York & New Jersey	3.287	08/01/69	231,973
220,000	Princeton University	5.700	03/01/39	308,287
750,000	Regents of the University of California Medical Center Pooled Revenue	3.006	05/15/50	681,945
750,000	Regents of the University of California Medical Center Pooled Revenue	3.256	05/15/60	702,180
750,000	Regents of the University of California Medical Center Pooled Revenue	3.706	05/15/20	772,380
500,000	Rutgers The State University of New Jersey	3.270	05/01/43	500,345
500,000	Rutgers The State University of New Jersey	3.915	05/01/19	597,090
200,000	Sales Tax Securitization Corp	4.637	01/01/40	237,472
200,000	Sales Tax Securitization Corp	3.587	01/01/43	205,744
1,000,000	Sales Tax Securitization Corp	3.820	01/01/48	1,032,920
200,000	Sales Tax Securitization Corp	4.787	01/01/48	245,166
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	133,451
435,000	San Diego County Regional Transportation Commission	3.248	04/01/48	426,387
500,000	San Diego County Water Authority	6.138	05/01/49	689,805
100,000	San Jose Redevelopment Agency	3.375	08/01/34	100,889
129

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$800,000	Santa Clara Valley Transportation Authority	5.876%	04/01/32	$994,504
270,000	South Carolina Public Service Authority	2.388	12/01/23	276,167
300,000	State of California	2.800	04/01/21	304,302
645,000	State of California	5.700	11/01/21	688,783
200,000	State of California	3.375	04/01/25	215,656
200,000	State of California	3.500	04/01/28	221,862
300,000	State of California	4.500	04/01/33	345,270
250,000	State of California	7.500	04/01/34	394,267
225,000	State of California	4.600	04/01/38	247,741
1,285,000	State of California	7.550	04/01/39	2,085,169
3,400,000	State of California	7.300	10/01/39	5,224,270
2,740,000	State of California	7.625	03/01/40	4,420,442
1,500,000	State of California	7.600	11/01/40	2,496,180
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	203,042
300,000	State of Connecticut	5.090	10/01/30	355,980
620,000	State of Connecticut	5.850	03/15/32	761,093
5,950,000	State of Illinois	5.100	06/01/33	5,906,149
1,295,000	State of Illinois	6.725	04/01/35	1,399,817
500,000	State of Illinois	5.650	12/01/38	523,075
500,000	State of Kansas Department of Transportation	4.596	09/01/35	608,180
202,856	State of Oregon	5.762	06/01/23	215,143
85,000	State of Oregon	5.892	06/01/27	99,802
100,000	State of Oregon Department of Transportation	5.834	11/15/34	137,409
600,000	State of Texas	4.631	04/01/33	735,060
50,000	State of Texas	5.517	04/01/39	68,692
1,000,000	State of Texas	4.681	04/01/40	1,248,470
500,000	State of Utah	3.539	07/01/25	525,085
200,000	State of Washington	5.090	08/01/33	252,764
200,000	State of Wisconsin	3.154	05/01/27	198,232
200,000	State of Wisconsin	3.954	05/01/36	217,334
604,000	State Public School Building Authority	5.000	09/15/27	700,719
100,000	Sumter Landing Community Development District	4.172	10/01/47	112,414
430,000	Texas Private Activity Bond Surface Transportation Corp	3.922	12/31/49	424,978
575,000	Texas Transportation Commission State Highway Fund	5.028	04/01/26	647,007
1,190,000	Texas Transportation Commission State Highway Fund	5.178	04/01/30	1,432,486
100,000	The Ohio State University	4.910	06/01/40	119,077
500,000	The Ohio State University	3.798	12/01/46	509,015
200,000	The Ohio State University	4.048	12/01/56	209,540
100,000	Trustees of the University of Pennsylvania	4.674	09/01/12	144,220
200,000	University of California	3.063	07/01/25	214,384
500,000	University of California	3.349	07/01/29	543,695
200,000	University of California	5.770	05/15/43	270,882
200,000	University of California	3.931	05/15/45	217,694
200,000	University of California	4.131	05/15/45	222,018
1,500,000	University of California	5.946	05/15/45	2,017,305
860,000	University of California	4.858	05/15/12	1,112,685
200,000	University of California	4.767	05/15/15	251,022
500,000	University of Chicago	2.761	04/01/45	472,442
300,000	University of Chicago	4.003	10/01/53	350,134
130

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	University of Nebraska Facilities Corp	3.037%	10/01/49	$465,780
200,000	University of Notre Dame du Lac	3.438	02/15/45	211,422
200,000	University of Notre Dame du Lac	3.394	02/15/48	200,026
300,000	University of Southern California	3.028	10/01/39	289,201
200,000	University of Southern California	3.841	10/01/47	218,657
500,000	University of Southern California	2.805	10/01/50	502,797
200,000	University of Southern California	5.250	10/01/11	333,744
1,000,000	University of Southern California	3.226	10/01/20	1,032,491
200,000	University of Texas System	3.852	08/15/46	232,066
700,000	University of Texas System	4.794	08/15/46	812,756
500,000	University of Virginia	3.227	09/01/19	469,350
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	195,569
200,000	William Marsh Rice University	3.574	05/15/45	211,800
200,000	William Marsh Rice University	3.774	05/15/55	222,184
	TOTAL MUNICIPAL BONDS			125,823,208

U.S. TREASURY SECURITIES - 38.9%
21,250,000	United States Treasury Bond	4.500	02/15/36	32,659,424
22,400,000	United States Treasury Bond	5.000	05/15/37	36,795,500
214,483,000	United States Treasury Bond	3.500	02/15/39	305,345,036
2,000,000	United States Treasury Bond	4.500	08/15/39	3,202,656
44,850,000	United States Treasury Bond	4.375	11/15/39	70,962,861
17,585,000	United States Treasury Bond	3.875	08/15/40	26,385,743
11,185,000	United States Treasury Bond	4.250	11/15/40	17,580,548
26,350,000	United States Treasury Bond	4.375	05/15/41	42,266,018
10,000,000	United States Treasury Bond	3.750	08/15/41	14,855,078
104,300,000	United States Treasury Bond	3.125	11/15/41	142,430,614
18,550,000	United States Treasury Bond	3.125	02/15/42	25,354,807
22,000,000	United States Treasury Bond	3.000	05/15/42	29,534,141
20,000,000	United States Treasury Bond	2.750	08/15/42	25,826,562
10,250,000	United States Treasury Bond	2.875	05/15/43	13,506,777
16,000,000	United States Treasury Bond	2.500	02/15/45	19,981,875
22,000,000	United States Treasury Bond	3.000	05/15/45	29,925,156
16,000,000	United States Treasury Bond	2.875	08/15/45	21,393,125
27,000,000	United States Treasury Bond	2.500	05/15/46	33,966,211
13,300,000	United States Treasury Bond	2.875	11/15/46	17,955,520
28,000,000	United States Treasury Bond	3.000	02/15/47	38,704,531
30,000,000	United States Treasury Bond	2.750	08/15/47	39,655,078
45,000,000	United States Treasury Bond	2.750	11/15/47	59,563,476
38,500,000	United States Treasury Bond	3.000	02/15/48	53,293,926
48,500,000	United States Treasury Bond	3.125	05/15/48	68,767,695
35,500,000	United States Treasury Bond	3.000	08/15/48	49,358,867
35,000,000	United States Treasury Bond	3.375	11/15/48	51,964,063
132,500,000	United States Treasury Bond	3.000	02/15/49	184,770,215
10,500,000	United States Treasury Bond	2.875	05/15/49	14,338,652
7,500,000	United States Treasury Bond	2.250	08/15/49	9,124,805
46,000,000	United States Treasury Bond	2.375	11/15/49	57,413,750
150,000	United States Treasury Note	2.375	04/15/21	153,480
600,000	United States Treasury Note	2.250	04/30/21	613,734
13,000,000	United States Treasury Note	2.625	05/15/21	13,362,578
90,025,000	United States Treasury Note	1.375	05/31/21	91,340,209
14,000,000	United States Treasury Note	2.125	05/31/21	14,323,750
25,000,000	United States Treasury Note	1.125	06/30/21	25,310,547
78,000,000	United States Treasury Note	1.625	06/30/21	79,438,125
131

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$39,000,000	United States Treasury Note	1.125%	07/31/21	$39,492,070
27,610,000	United States Treasury Note	2.125	08/15/21	28,341,234
25,000,000	United States Treasury Note	1.125	08/31/21	25,326,172
43,000,000	United States Treasury Note	2.750	09/15/21	44,573,867
10,000,000	United States Treasury Note	1.500	10/31/21	10,201,953
20,000,000	United States Treasury Note	2.875	11/15/21	20,860,938
13,379,100	United States Treasury Note	8.000	11/15/21	15,069,779
32,000,000	United States Treasury Note	1.750	11/30/21	32,816,250
26,700,000	United States Treasury Note	2.000	12/31/21	27,523,945
24,300,000	United States Treasury Note	1.875	01/31/22	25,031,848
60,000,000	United States Treasury Note	1.875	02/28/22	61,889,063
10,000,000	United States Treasury Note	2.375	03/15/22	10,419,531
100,000,000	United States Treasury Note	0.375	03/31/22	100,265,625
51,000,000	United States Treasury Note	1.875	03/31/22	52,673,438
35,000,000	United States Treasury Note	2.250	04/15/22	36,431,445
92,000,000	United States Treasury Note	1.875	04/30/22	95,122,969
25,000,000	United States Treasury Note	2.125	05/15/22	25,997,070
33,000,000	United States Treasury Note	1.750	05/31/22	34,069,922
30,000,000	United States Treasury Note	1.750	06/30/22	31,027,734
63,000,000	United States Treasury Note	1.875	07/31/22	65,345,273
55,000,000	United States Treasury Note	1.625	08/31/22	56,806,836
35,000,000	United States Treasury Note	1.875	09/30/22	36,417,773
5,000,000	United States Treasury Note	1.375	10/15/22	5,140,820
65,000,000	United States Treasury Note	2.000	10/31/22	67,904,688
31,750,000	United States Treasury Note	1.625	11/15/22	32,873,652
108,000,000	United States Treasury Note	2.000	11/30/22	112,935,937
15,000,000	United States Treasury Note	1.625	12/15/22	15,551,367
60,000,000	United States Treasury Note	2.625	02/28/23	64,082,813
80,000,000	United States Treasury Note	2.500	03/31/23	85,287,500
30,000,000	United States Treasury Note	2.750	04/30/23	32,268,750
80,000,000	United States Treasury Note	2.750	05/31/23	86,193,750
91,500,000	United States Treasury Note	2.625	06/30/23	98,380,371
80,000,000	United States Treasury Note	2.750	07/31/23	86,493,750
116,000,000	United States Treasury Note	2.750	08/31/23	125,588,125
35,000,000	United States Treasury Note	2.875	09/30/23	38,137,695
13,000,000	United States Treasury Note	2.750	11/15/23	14,134,453
10,000,000	United States Treasury Note	2.125	11/30/23	10,656,641
65,000,000	United States Treasury Note	2.875	11/30/23	71,075,976
10,000,000	United States Treasury Note	2.250	12/31/23	10,717,969
55,000,000	United States Treasury Note	2.625	12/31/23	59,739,453
129,300,000	United States Treasury Note	2.500	01/31/24	140,002,606
70,000,000	United States Treasury Note	2.375	02/29/24	75,624,609
325,000,000	United States Treasury Note	2.125	03/31/24	348,080,077
174,000,000	United States Treasury Note	2.250	04/30/24	187,457,813
111,500,000	United States Treasury Note	2.000	05/31/24	119,130,781
152,000,000	United States Treasury Note	1.750	06/30/24	160,977,500
212,000,000	United States Treasury Note	1.750	07/31/24	224,662,031
22,000,000	United States Treasury Note	1.250	08/31/24	22,871,406
81,000,000	United States Treasury Note	1.500	09/30/24	85,119,610
90,500,000	United States Treasury Note	1.500	10/31/24	95,184,082
40,005,000	United States Treasury Note	2.250	11/15/24	43,446,055
61,900,000	United States Treasury Note	1.500	11/30/24	65,190,855
75,000,000	United States Treasury Note	1.750	12/31/24	79,866,211
132

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$40,000,000	United States Treasury Note	2.250%	12/31/24	$43,518,750
13,000,000	United States Treasury Note	1.375	01/31/25	13,620,547
40,000,000	United States Treasury Note	1.250	02/28/25	41,485,938
75,000,000	United States Treasury Note	0.500	03/31/25	75,474,609
8,000,000	United States Treasury Note	2.625	03/31/25	8,881,875
20,000,000	United States Treasury Note	2.750	08/31/25	22,465,625
30,000,000	United States Treasury Note	3.000	09/30/25	34,136,719
30,000,000	United States Treasury Note	2.250	11/15/25	32,953,125
50,000,000	United States Treasury Note	2.250	03/31/26	55,191,406
30,000,000	United States Treasury Note	1.625	05/15/26	32,017,969
71,000,000	United States Treasury Note	1.625	09/30/26	75,997,734
10,000,000	United States Treasury Note	1.625	10/31/26	10,705,859
89,500,000	United States Treasury Note	1.750	12/31/26	96,687,969
46,000,000	United States Treasury Note	2.250	08/15/27	51,635,000
47,000,000	United States Treasury Note	2.750	02/15/28	54,815,586
66,000,000	United States Treasury Note	2.875	05/15/28	77,849,063
85,000,000	United States Treasury Note	3.125	11/15/28	102,650,781
50,000,000	United States Treasury Note	2.625	02/15/29	58,464,844
92,000,000	United States Treasury Note	2.375	05/15/29	105,871,875
22,000,000	United States Treasury Note	1.625	08/15/29	23,888,047
103,000,000	United States Treasury Note	1.500	02/15/30	111,038,829
5,000,000	United States Treasury Note	2.000	02/15/50	5,807,227
	TOTAL U.S. TREASURY SECURITIES			6,437,066,591

	TOTAL GOVERNMENT BONDS			11,802,089,100
	(Cost $10,910,178,977)

STRUCTURED ASSETS - 2.7%

ASSET BACKED - 0.8%
188,726	American Airlines Pass Through Trust	4.950	01/15/23	191,784
	Series - 2013 2 (Class A)
281,703	American Airlines Pass Through Trust	4.000	07/15/25	280,962
	Series - 2013 1 (Class A)
217,959	American Airlines Pass Through Trust	3.700	10/01/26	210,005
	Series - 2014 1 (Class A)
233,254	American Airlines Pass Through Trust	3.375	05/01/27	216,313
	Series - 2015 1 (Class A)
162,109	American Airlines Pass Through Trust	3.600	09/22/27	152,469
	Series - 2015 2 (Class AA)
166,624	American Airlines Pass Through Trust	3.575	01/15/28	158,073
	Series - 2016 1 (Class AA)
491,338	American Airlines Pass Through Trust	3.200	06/15/28	534,086
	Series - 2016 2 (Class AA)
255,750	American Airlines Pass Through Trust	3.650	02/15/29	243,415
	Series - 2017 1 (Class AA)
1,476,905	American Airlines Pass Through Trust	3.150	02/15/32	1,329,759
	Series - 2019 1 (Class )
1,000,000	American Express Credit Account Master Trust	2.990	12/15/23	1,016,220
	Series - 2018 4 (Class A)
2,000,000	American Express Credit Account Master Trust	2.870	10/15/24	2,060,618
	Series - 2019 1 (Class A)
4,250,000	American Express Credit Account Master Trust	2.670	11/15/24	4,367,662
	Series - 2019 2 (Class A)
133

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$192,590	AmeriCredit Automobile Receivables Trust	1.830%	12/08/21	$192,502
	Series - 2016 4 (Class B)
1,325,000	AmeriCredit Automobile Receivables Trust	2.600	09/18/23	1,301,230
	Series - 2017 4 (Class C)
1,000,000	AmeriCredit Automobile Receivables Trust	2.970	11/20/23	1,005,587
	Series - 2019 1 (Class A3)
1,000,000	AmeriCredit Automobile Receivables Trust	1.110	08/19/24	977,111
	Series - 2020 1 (Class A3)
500,000	AmeriCredit Automobile Receivables Trust	1.480	01/21/25	471,732
	Series - 2020 1 (Class B)
1,500,000	BMW Vehicle Lease Trust	3.360	03/21/22	1,501,108
	Series - 2018 1 (Class A4)
15,000,000	Cantor Commercial Real Estate Lending	3.523	05/15/52	16,176,225
	Series - 2019 CF1 (Class A4)
6,000,000	Cantor Commercial Real Estate Lending	3.623	05/15/52	6,311,980
	Series - 2019 CF1 (Class A2)
2,000,000	Cantor Commercial Real Estate Lending	3.660	05/15/52	2,150,056
	Series - 2019 CF1 (Class ASB)
1,200,000	Capital One Multi-Asset Execution Trust	2.080	03/15/23	1,199,211
	Series - 2015 A2 (Class A2)
1,500,000	Capital One Multi-Asset Execution Trust	1.990	07/17/23	1,500,900
	Series - 2017 A4 (Class A4)
4,000,000	Capital One Multi-Asset Execution Trust	2.840	12/15/24	4,113,044
	Series - 2019 A1 (Class A1)
2,500,000	Capital One Multi-Asset Execution Trust	2.060	08/15/28	2,499,049
	Series - 2019 A3 (Class A3)
1,700,000	Capital One Prime Auto Receivables Trust	2.510	11/15/23	1,718,374
	Series - 2019 1 (Class A3)
2,000,000	CarMax Auto Owner Trust	2.220	11/15/22	1,996,815
	Series - 2017 3 (Class A4)
844,498	CarMax Auto Owner Trust	2.480	11/15/22	842,505
	Series - 2018 1 (Class A3)
575,000	CarMax Auto Owner Trust	2.410	12/15/22	572,956
	Series - 2017 2 (Class B)
1,000,000	CarMax Auto Owner Trust	2.770	12/16/24	1,004,505
	Series - 2019 2 (Class A4)
105,206	CenterPoint Energy Transition Bond Co II LLC	2.161	10/15/21	105,131
	Series - 2012 1 (Class A2)
1,600,000	Chase Issuance Trust	1.840	04/15/22	1,598,719
	Series - 2015 A4 (Class A4)
1,500,000	Chase Issuance Trust	2.770	03/15/23	1,515,591
	Series - 2014 A2 (Class A2)
1,000,000	Chase Issuance Trust	2.160	09/15/24	1,020,752
	Series - 2012 A7 (Class A7)
1,000,000	CitiBank Credit Card Issuance Trust	1.920	04/07/22	999,900
	Series - 2017 A3 (Class A3)
2,000,000	CitiBank Credit Card Issuance Trust	1.860	08/08/22	1,998,195
	Series - 2017 A8 (Class A8)
2,000,000	CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,017,394
	Series - 2014 A1 (Class A1)
1,250,000	CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,270,072
	Series - 2016 A2 (Class A2)
3,500,000	Discover Card Execution Note Trust	1.880	02/15/23	3,495,917
	Series - 2017 A6 (Class A6)
134

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307%	08/25/22	$3,066,394
		Series - 2012 K023 (Class A2)
173,344		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	176,973
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	514,513
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	516,886
		Series - 2013 K027 (Class A2)
42,119		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	43,151
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,170,184
		Series - 2013 K033 (Class A2)
1,750,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	1,875,405
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,613,108
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,229,027
		Series - 2015 K045 (Class A2)
975,000		Ford Credit Auto Owner Trust	2.240	06/15/22	971,559
		Series - 2017 A (Class B)
3,000,000		Ford Credit Auto Owner Trust	2.230	10/15/23	3,026,830
		Series - 2019 B (Class A3)
2,350,000		Ford Credit Floorplan Master Owner Trust	2.230	09/15/24	2,255,845
		Series - 2019 3 (Class A1)
850,000		Ford Credit Floorplan Master Owner Trust	2.440	09/15/26	850,137
		Series - 2019 4 (Class A)
1,400,000		GM Financial Automobile Leasing Trust	3.300	07/20/22	1,406,452
		Series - 2018 3 (Class A4)
1,000,000		GM Financial Consumer Automobile Receivables Trust	2.710	08/16/24	1,006,487
		Series - 2019 2 (Class A4)
2,000,000		Honda Auto Receivables Owner Trust	2.520	06/21/23	2,021,785
		Series - 2019 2 (Class A3)
2,068,000		Honda Auto Receivables Owner Trust	3.160	08/19/24	2,126,433
		Series - 2018 2 (Class A4)
629,136		Hyundai Auto Receivables Trust	1.770	01/18/22	627,816
		Series - 2017 B (Class A3)
1,500,000		Hyundai Auto Receivables Trust	1.960	02/15/23	1,507,369
		Series - 2017 B (Class A4)
2,000,000		Hyundai Auto Receivables Trust	3.030	11/17/25	2,012,799
		Series - 2019 A (Class C)
2,000,000		Nissan Auto Receivables Owner Trust	2.900	10/16/23	2,040,608
		Series - 2019 A (Class A3)
2,000,000		Nissan Auto Receivables Owner Trust	2.500	11/15/23	2,028,551
		Series - 2019 B (Class A3)
135

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Synchrony Card Funding LLC	2.340%	06/15/25	$1,973,984
		Series - 2019 A2 (Class A)
218,318		United Airlines Pass Through Trust	4.300	08/15/25	218,309
		Series - 2013 1 (Class A)
223,746		United Airlines Pass Through Trust	3.750	09/03/26	225,386
		Series - 2014 2 (Class A)
166,153		United Airlines Pass Through Trust	3.450	12/01/27	166,745
		Series - 2015 1 (Class AA)
173,617		United Airlines Pass Through Trust	3.100	07/07/28	161,083
		Series - 2016 1 (Class AA)
173,618		United Airlines Pass Through Trust	3.450	07/07/28	160,640
		Series - 2016 1 (Class A)
357,710		United Airlines Pass Through Trust	2.875	10/07/28	331,920
		Series - 2016 2 (Class A)
1,399,540		United Airlines Pass Through Trust	3.500	03/01/30	1,359,276
		Series - 2018 1 (Class AA)
355,532		United Airlines Pass Through Trust	4.150	08/25/31	368,618
		Series - 2019 1 (Class AA)
250,000		United Airlines Pass Through Trust	2.700	05/01/32	224,864
		Series - 2019 2 (Class )
118,020		US Airways Pass Through Trust	4.625	06/03/25	116,813
		Series - 2012 2 (Class A)
195,708		US Airways Pass Through Trust	3.950	11/15/25	195,592
		Series - 2013 1 (Class A)
1,215,000		World Financial Network Credit Card Master Trust	2.550	06/17/24	1,219,664
		Series - 2015 B (Class A)
8,000,000		World Financial Network Credit Card Master Trust	3.070	12/16/24	7,977,899
		Series - 2018 A (Class A)
3,311,239		World Omni Auto Receivables Trust	2.500	04/17/23	3,317,075
		Series - 2018 A (Class A3)
1,000,000		World Omni Auto Receivables Trust	2.730	02/15/24	1,001,402
		Series - 2018 A (Class A4)
1,500,000		World Omni Auto Receivables Trust	3.330	04/15/24	1,538,149
		Series - 2018 D (Class A3)
2,000,000		World Omni Auto Receivables Trust	3.670	12/16/24	2,102,658
		Series - 2018 D (Class B)
		TOTAL ASSET BACKED			129,066,316

OTHER MORTGAGE BACKED – 1.9%
2,000,000		BANK	3.538	11/15/54	2,150,706
		Series - 2017 BNK9 (Class A4)
1,500,000		BANK	3.390	06/15/60	1,588,860
		Series - 2017 BNK5 (Class A5)
5,000,000		BANK	3.641	02/15/61	5,316,519
		Series - 2018 BN10 (Class ASB)
2,000,000	i	BANK	3.898	02/15/61	2,026,998
		Series - 2018 BN10 (Class AS)
8,000,000		BANK	3.584	05/15/62	8,646,806
		Series - 2019 BN18 (Class A4)
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	3,177,992
		Series - 2017 C1 (Class A4)
19,500,000		Barclays Commercial Mortgage Trust	2.690	02/15/53	20,042,946
		Series - 2020 C6 (Class A2)
136

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000		BENCHMARK Mortgage Trust	3.571%	01/15/51	$3,098,192
		Series - 2018 B1 (Class A2)
1,000,000	i	BENCHMARK Mortgage Trust	3.878	01/15/51	1,042,730
		Series - 2018 B1 (Class AM)
1,000,000		BENCHMARK Mortgage Trust	3.976	07/15/51	1,051,533
		Series - 2018 B4 (Class A2)
1,000,000	i	BENCHMARK Mortgage Trust	4.562	07/15/51	790,287
		Series - 2018 B4 (Class C)
2,615,000		BENCHMARK Mortgage Trust	3.393	05/15/52	2,757,354
		Series - 2019 B11 (Class ASB)
5,850,000		BENCHMARK Mortgage Trust	3.542	05/15/52	6,291,936
		Series - 2019 B11 (Class A5)
1,000,000		BENCHMARK Mortgage Trust	2.944	02/15/53	964,878
		Series - 2020 B16 (Class AM)
1,500,000		BENCHMARK Mortgage Trust	3.176	02/15/53	1,284,272
		Series - 2020 B16 (Class B)
1,500,000	i	BENCHMARK Mortgage Trust	3.536	02/15/53	1,041,511
		Series - 2020 B16 (Class C)
2,000,000	i	BENCHMARK Mortgage Trust	4.510	05/15/53	2,285,670
		Series - 2018 B7 (Class A4)
5,000,000		BENCHMARK Mortgage Trust	2.914	12/15/72	5,130,358
		Series - 2019 B15 (Class A2)
1,000,000	i	CD Commercial Mortgage Trust	3.526	11/10/49	1,068,451
		Series - 2016 CD2 (Class A4)
2,000,000		CD Commercial Mortgage Trust	3.631	02/10/50	2,138,706
		Series - 2017 CD3 (Class A4)
1,000,000		CD Commercial Mortgage Trust	3.025	08/15/50	1,020,436
		Series - 2017 CD5 (Class A2)
2,500,000		CD Commercial Mortgage Trust	3.431	08/15/50	2,681,384
		Series - 2017 CD5 (Class A4)
1,750,000		CD Commercial Mortgage Trust	4.279	08/15/51	1,971,570
		Series - 2018 CD7 (Class A4)
1,000,000	i	CD Mortgage Trust	3.684	08/15/50	1,000,413
		Series - 2017 CD5 (Class AS)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,049,858
		Series - 2013 GC11 (Class AS)
755,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	800,500
		Series - 2014 GC19 (Class A4)
440,887		Citigroup Commercial Mortgage Trust	3.622	07/10/47	463,594
		Series - 2014 GC23 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	517,324
		Series - 2014 GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	1,014,405
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	1,000,839
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,062,555
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	2,049,092
		Series - 2016 GC37 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	499,507
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,506,323
		Series - 2016 C2 (Class A4)
137

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Citigroup Commercial Mortgage Trust	3.465%	09/15/50	$1,044,900
		Series - 2017 P8 (Class A4)
2,000,000		Citigroup Commercial Mortgage Trust	4.074	06/10/51	2,094,942
		Series - 2018 C5 (Class A2)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,562,861
		Series - 2015 GC33 (Class A4)
580,000		COMM Mortgage Trust	4.063	12/10/44	587,176
		Series - 2012 LC4 (Class AM)
135,524		COMM Mortgage Trust	2.752	08/15/45	135,569
		Series - 2012 CR2 (Class ASB)
320,949		COMM Mortgage Trust	2.941	01/10/46	326,253
		Series - 2013 LC6 (Class A4)
320,069		COMM Mortgage Trust	3.213	03/10/46	327,855
		Series - 2013 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,056,762
		Series - 2013 CR12 (Class A4)
295,009		COMM Mortgage Trust	2.928	02/10/47	294,558
		Series - 2014 CR15 (Class A2)
2,750,000		COMM Mortgage Trust	3.955	02/10/47	2,901,781
		Series - 2014 CR14 (Class A3)
500,000		COMM Mortgage Trust	3.961	03/10/47	521,012
		Series - 2014 UBS2 (Class A5)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,058,207
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,039,495
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,037,685
		Series - 2014 UBS4 (Class A5)
924,000		COMM Mortgage Trust	3.326	11/10/47	961,349
		Series - 2014 CR20 (Class A3)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,051,943
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	989,012
		Series - 2014 CR21 (Class B)
3,150,000		COMM Mortgage Trust	3.183	02/10/48	3,272,434
		Series - 2015 LC19 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.241	02/10/48	856,332
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,807,018
		Series - 2015 LC21 (Class A4)
996,711		COMM Mortgage Trust	3.432	08/10/48	1,046,991
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,055,496
		Series - 2015 CR25 (Class A4)
1,500,000		COMM Mortgage Trust	3.221	10/10/48	1,500,828
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,606,152
		Series - 2015 LC23 (Class A4)
500,000		COMM Mortgage Trust	4.258	08/10/50	531,177
		Series - 2013 CR11 (Class A4)
5,000,000		COMM Mortgage Trust	2.827	08/15/57	5,104,878
		Series - 2019 GC44 (Class A2)
138

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000		COMM Mortgage Trust	3.263%	08/15/57	$3,022,067
		Series - 2019 GC44 (Class AM)
650,000	i	CSAIL Commercial Mortgage Trust	4.925	01/15/49	557,177
		Series - 2016 C6 (Class C)
119,004		CSAIL Commercial Mortgage Trust	2.608	11/15/49	118,797
		Series - 2016 C7 (Class A3)
2,000,000	i	CSAIL Commercial Mortgage Trust	4.224	08/15/51	2,159,532
		Series - 2018 CX12 (Class A4)
10,000,000		CSAIL Commercial Mortgage Trust	4.053	03/15/52	10,808,950
		Series - 2019 C15 (Class A4)
2,000,000		DBGS Mortgage Trust	4.358	10/15/51	2,130,467
		Series - 2018 C1 (Class A2)
5,790,000		DBGS Mortgage Trust	4.466	10/15/51	6,564,247
		Series - 2018 C1 (Class A4)
2,000,000		DBJPM	2.691	05/10/49	2,004,113
		Series - 2016 C1 (Class A2)
3,500,000		DBJPM	3.276	05/10/49	3,684,252
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	1,005,742
		Series - 2016 C1 (Class AM)
1,590,000		DBJPM	3.328	06/10/50	1,694,435
		Series - 2017 C6 (Class A5)
126,508		GS Mortgage Securities Corp II	3.314	01/10/45	127,119
		Series - 2012 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	304,781
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	298,009
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	821,154
		Series - 2015 GC30 (Class A4)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,742,548
		Series - 2011 GC5 (Class A4)
498,119		GS Mortgage Securities Trust	3.482	01/10/45	504,717
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	194,216
		Series - 2012 GCJ7 (Class B)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	511,716
		Series - 2013 GC12 (Class A4)
392,254		GS Mortgage Securities Trust	3.813	11/10/46	404,584
		Series - 2013 GC16 (Class AAB)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,055,365
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,526,257
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,940,437
		Series - 2015 GC28 (Class A4)
2,000,000		GS Mortgage Securities Trust	2.922	05/10/49	2,056,852
		Series - 2016 GS2 (Class AAB)
1,500,000		GS Mortgage Securities Trust	3.178	11/10/49	1,552,248
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust	3.799	11/10/49	1,071,951
		Series - 2016 GS4 (Class C)
1,000,000		GS Mortgage Securities Trust	2.945	08/10/50	1,015,713
		Series - 2017 GS7 (Class A2)
139

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		GS Mortgage Securities Trust	3.430%	08/10/50	$1,549,183
		Series - 2017 GS7 (Class A4)
1,000,000		GS Mortgage Securities Trust	3.872	02/10/52	1,054,941
		Series - 2019 GC38 (Class A2)
2,500,000		GS Mortgage Securities Trust	3.968	02/10/52	2,698,762
		Series - 2019 GC38 (Class A4)
500,000	i	GS Mortgage Securities Trust	4.309	02/10/52	478,885
		Series - 2019 GC38 (Class B)
2,500,000		GS Mortgage Securities Trust	2.898	02/13/53	2,567,383
		Series - 2020 GC45 (Class A2)
4,000,000		GS Mortgage Securities Trust	3.173	02/13/53	3,764,114
		Series - 2020 GC45 (Class AS)
2,000,000		GS Mortgage Securities Trust	3.405	02/13/53	1,740,364
		Series - 2020 GC45 (Class B)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.157	05/15/45	276,708
		Series - 2012 C6 (Class D)
286,032		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	290,057
		Series - 2012 CBX (Class A4)
413,139	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	433,964
		Series - 2013 C13 (Class A4)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.960	04/15/46	1,528,490
		Series - 2013 LC11 (Class A5)
103,101		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	104,970
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	530,421
		Series - 2013 C16 (Class A4)
237,617		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	238,773
		Series - 2013 C10 (Class ASB)
238,547		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	241,301
		Series - 2012 LC9 (Class A5)
492,248		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	503,170
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	575,905
		Series - 2013 C10 (Class AS)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.822	08/15/49	1,019,493
		Series - 2016 JP2 (Class A4)
1,400,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.109	07/15/50	1,429,611
		Series - 2017 JP6 (Class A3)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.038	09/15/50	1,016,903
		Series - 2017 JP7 (Class A2)
2,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.454	09/15/50	2,651,416
		Series - 2017 JP7 (Class A5)
2,150,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.219	06/13/52	2,239,267
		Series - 2019 COR5 (Class ASB)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	2,116,764
		Series - 2014 C22 (Class A4)
1,875,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,811,199
		Series - 2015 C29 (Class B)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,803,287
		Series - 2015 C28 (Class A4)
140

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532%	10/15/48	$1,107,086
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,136,867
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,059,566
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	513,911
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.737	03/15/49	493,382
		Series - 2016 C1 (Class B)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	944,245
		Series - 2016 C2 (Class B)
5,922,824		JPMDB Commercial Mortgage Securities Trust	3.141	12/15/49	6,222,995
		Series - 2016 C4 (Class A3)
5,000,000		JPMDB Commercial Mortgage Securities Trust	2.946	11/13/52	5,132,733
		Series - 2019 COR6 (Class A2)
363,456		Latam Airlines Pass Through Trust	4.200	11/15/27	327,110
		Series - 2015-1 (Class )
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	60,178
		Series - 2013 C7 (Class A4)
551,553		Morgan Stanley Bank of America Merrill Lynch Trust	2.834	05/15/46	552,432
		Series - 2013 C9 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	1,260,990
		Series - 2013 C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	498,717
		Series - 2013 C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	235,972
		Series - 2013 C9 (Class B)
132,666		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	135,591
		Series - 2013 C12 (Class ASB)
239,714		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	240,684
		Series - 2014 C14 (Class A3)
1,047,871		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,081,004
		Series - 2014 C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,081,811
		Series - 2014 C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,566,008
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	1,044,267
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,061,315
		Series - 2015 C24 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.134	12/15/48	3,025,335
		Series - 2013 C8 (Class A4)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599	05/15/50	2,163,368
		Series - 2017 C33 (Class A5)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,257,421
		Series - 2012 C4 (Class A4)
141

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$535,000		Morgan Stanley Capital I Trust	3.594%	03/15/49	$555,727
		Series - 2016 UBS9 (Class A4)
1,000,000		Morgan Stanley Capital I Trust	3.997	07/15/51	1,051,582
		Series - 2018 H3 (Class A2)
1,000,000	i	Morgan Stanley Capital I Trust	4.850	07/15/51	810,144
		Series - 2018 H3 (Class C)
1,500,000	i	Morgan Stanley Capital I Trust	4.238	10/15/51	1,653,308
		Series - 2018 L1 (Class ASB)
2,000,000		Morgan Stanley Capital I Trust	4.288	10/15/51	2,135,379
		Series - 2018 L1 (Class A2)
1,500,000	i	Morgan Stanley Capital I Trust	4.407	10/15/51	1,712,023
		Series - 2018 L1 (Class A4)
1,000,000		Morgan Stanley Capital I Trust	4.071	03/15/52	1,120,335
		Series - 2019 L2 (Class A4)
5,000,000		Morgan Stanley Capital I Trust	3.224	06/15/52	5,246,516
		Series - 2019 H6 (Class ASB)
750,000		Morgan Stanley Capital I Trust	3.417	06/15/52	791,818
		Series - 2019 H6 (Class A4)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,521,755
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	508,519
		Series - 2013 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,008,706
		Series - 2012 C2 (Class A4)
326,470		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	329,999
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	100,744
		Series - 2012 C1 (Class B)
1,000,000		UBS Commercial Mortgage Trust	2.998	08/15/50	1,019,936
		Series - 2017 C3 (Class A2)
1,500,000		UBS Commercial Mortgage Trust	3.426	08/15/50	1,548,346
		Series - 2017 C3 (Class A4)
1,000,000	i	UBS Commercial Mortgage Trust	3.739	08/15/50	1,003,735
		Series - 2017 C3 (Class AS)
1,000,000		UBS Commercial Mortgage Trust	3.147	10/15/50	1,020,914
		Series - 2017 C4 (Class A2)
10,000,000		UBS Commercial Mortgage Trust	3.713	02/15/51	10,363,785
		Series - 2018 C8 (Class A2)
11,000,000		UBS Commercial Mortgage Trust	4.313	05/15/51	12,121,302
		Series - 2018 C10 (Class A4)
2,000,000		UBS Commercial Mortgage Trust	4.296	08/15/51	2,263,594
		Series - 2018 C12 (Class A5)
2,400,000	i	UBS Commercial Mortgage Trust	5.271	12/15/51	1,997,176
		Series - 2018 C14 (Class C)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	887,004
		Series - 2015 C28 (Class AS)
142

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Wells Fargo Commercial Mortgage Trust	3.695%	11/15/48	$2,085,819
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	461,095
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	1,968,116
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	449,487
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	999,273
		Series - 2016 NXS6 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	4.152	08/15/51	2,149,877
		Series - 2018 C46 (Class A4)
2,700,000		Wells Fargo Commercial Mortgage Trust	3.760	03/15/52	2,863,901
		Series - 2019 C49 (Class A4)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.635	05/15/52	2,145,209
		Series - 2019 C50 (Class ASB)
3,250,000		Wells Fargo Commercial Mortgage Trust	4.192	05/15/52	3,020,814
		Series - 2019 C50 (Class B)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.040	10/15/52	10,314,485
		Series - 2019 C53 (Class A4)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	94,459
		Series - 2016 C33 (Class C)
1,075,000		WF-RBS Commercial Mortgage Trust	3.037	03/15/45	1,068,431
		Series - 2013 C11 (Class A4)
250,000	i	WF-RBS Commercial Mortgage Trust	4.813	06/15/45	234,384
		Series - 2012 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	405,382
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	773,783
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	609,593
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	444,611
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,001,785
		Series - 2014 C19 (Class B)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	506,039
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			323,421,826

		TOTAL STRUCTURED ASSETS			452,488,142
		(Cost $448,540,211)

		TOTAL BONDS			16,350,550,356
		(Cost $15,372,672,809)
143

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.2%
$786,000	Federal Home Loan Bank (FHLB)	0.050%	04/03/20	$785,997
1,700,000	FHLB	0.001	05/07/20	1,699,881
6,500,000	FHLB	0.010	05/15/20	6,499,444
5,000,000	FHLB	0.040	05/26/20	4,999,465
9,786,000	FHLB	0.090	06/29/20	9,784,306
10,000,000	FHLB	0.070	10/13/20	9,992,417
	TOTAL GOVERNMENT AGENCY DEBT			33,761,510

	TOTAL SHORT-TERM INVESTMENTS			33,761,510
	(Cost $33,765,642)
	TOTAL INVESTMENTS - 98.9%			16,384,311,866
	(Cost $15,406,438,451)
	OTHER ASSETS & LIABILITIES, NET - 1.1%			175,649,315
	NET ASSETS - 100.0%			$16,559,961,181

‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $121,345,562 or 0.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
144

TIAA-CREF FUNDS – Core Bond Fund

TIAA-CREF FUNDS

CORE BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.7%

AUTOMOBILES & COMPONENTS - 0.0%
$997,494	i	Clarios Global LP	LIBOR 1 M + 3.500%	4.441%	04/30/26	$907,719
994,898	i	Gates Global LLC	LIBOR 1 M + 2.750%	3.750	04/01/24	857,602
		TOTAL AUTOMOBILES & COMPONENTS				1,765,321

BANKS - 0.0%
922,670	i	BCPE Rover Merger Sub, Inc	LIBOR 1 M + 4.250%	5.239	11/28/25	755,049
		TOTAL BANKS				755,049

CAPITAL GOODS - 0.1%
925,000	i	Avolon Borrower US LLC	LIBOR 1 M + 1.500%	2.273	02/05/27	789,719
701,491	i	Avolon Borrower US LLC	LIBOR 1 M + 1.750%	2.523	01/15/25	621,991
1,092,985	i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.000	01/29/25	819,739
1,473,693	i	TransDigm, Inc	LIBOR 1 M + 2.250%	3.239	08/22/24	1,364,640
482,684	i	TransDigm, Inc	LIBOR 1 M + 2.250%	3.239	12/09/25	438,035
		TOTAL CAPITAL GOODS				4,034,124

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,169,563	i	Allied Universal Holdco LLC	LIBOR 1 M + 4.250%	5.239	07/10/26	1,995,997
488,732	i	Brightview Landscapes LLC	LIBOR 1 M + 2.500%	3.125	08/15/25	458,186
1,375,253	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	2.739	06/28/24	1,248,468
1,598,428	i	Filtration Group Corp	LIBOR 1 M + 3.000%	3.989	03/28/25	1,380,642
1,179,953	i	GFL Environmental, Inc	LIBOR 1 M + 3.000%	4.000	05/30/25	1,138,655
122,551	i	Gopher Sub, Inc	LIBOR 1 M + 3.000%	3.989	02/03/25	102,943
259,078	i	KAR Auction Services, Inc	LIBOR 1 M + 2.250%	3.188	09/19/26	238,352
797,959	i	Packers Holdings LLC	LIBOR 1 M + 3.250%	4.250	12/04/24	668,291
859,159	i	Prime Security Services	LIBOR 1 M + 3.250%	4.606	09/23/26	767,229
1,492,443	i	Sedgwick Claims Management Services, Inc	LIBOR 1 M + 3.250%	4.239	12/31/25	1,312,111
1,870,291	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.093	11/14/22	1,659,883
1,500,000	i	Syneos Health Inc	LIBOR 1 M + 1.750%	2.739	08/01/24	1,440,000
1,396,396	i	Trans Union LLC	LIBOR 1 M + 1.750%	2.739	11/16/26	1,332,860
2,000,000	i	XPO Logistics, Inc	LIBOR 3 M + 2.000%	3.613	02/24/25	1,885,720
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				15,629,337

CONSUMER DURABLES & APPAREL - 0.0%
476,577	i	Academy Ltd	LIBOR 1 M + 4.000%	5.515	07/01/22	254,440
1,087,388	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	2.739	04/25/25	897,095
		TOTAL CONSUMER DURABLES & APPAREL				1,151,535

CONSUMER SERVICES - 0.1%
1,352,459	i	1011778 BC ULC	LIBOR 1 M + 1.750%	2.739	11/19/26	1,244,262
1,480,916	i	AlixPartners LLP	LIBOR 1 M + 2.500%	3.500	04/04/24	1,410,573
859,497	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	2.934	09/15/23	739,434
387,305	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	5.200	07/08/22	195,891
778,951	i	KUEHG Corp	LIBOR 3 M + 3.750%	5.200	02/21/25	577,203
145

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,914,439	i	Scientific Games International, Inc	LIBOR 1 M and 2 M + 2.750%	4.369%	08/14/24	$1,537,926
2,096,027	i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	4.500	06/19/24	1,708,262
500,091	i	YUM! Brands	LIBOR 1 M + 1.750%	2.362	04/03/25	471,335
		TOTAL CONSUMER SERVICES				7,884,886

DIVERSIFIED FINANCIALS - 0.0%
619,492	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	3.239	03/24/25	554,445
		TOTAL DIVERSIFIED FINANCIALS				554,445

ENERGY - 0.1%
1,425,000	i	Buckeye Partners LP	LIBOR 1 M + 2.750%	4.265	11/02/26	1,299,600
235,000	i	California Resources Corp	LIBOR 3 M + 10.375%	11.988	12/31/21	11,078
1,942,539	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	3.239	03/31/25	1,445,366
495,548	i	Ultra Resources, Inc	LIBOR 3 M + 4.000%	5.603	04/12/24	233,319
		TOTAL ENERGY				2,989,363

FOOD, BEVERAGE & TOBACCO - 0.0%
150,000	i	Froneri US, Inc	LIBOR 1 M + 2.250%	3.239	01/29/27	142,125
997,494	i	Hostess Brands LLC	LIBOR 1 M and 3 M + 2.250%	4.013	08/01/25	922,682
		TOTAL FOOD, BEVERAGE & TOBACCO				1,064,807

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
1,090,000	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.500%	3.500	03/01/24	1,024,600
1,675,000	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.872	01/08/27	1,574,500
1,243,758	i	DaVita, Inc	LIBOR 1 M + 1.750%	2.739	08/12/26	1,177,689
2,881,162	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	5.250	04/29/24	2,571,437
733,191	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	4.739	10/10/25	370,261
994,859	i	ExamWorks Group Inc	LIBOR 3 M and 6 M + 3.250%	4.250	07/27/23	890,399
1,488,533	i	Gentiva Health Services, Inc	LIBOR 1 M + 3.250%	4.250	07/02/25	1,391,779
237,848	i	Greatbatch Ltd	LIBOR 1 M + 2.500%	3.510	10/27/22	222,388
2,069,813	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 W + 2.000%	2.684	11/15/27	1,950,798
994,778	i	Jaguar Holding Co II	LIBOR 1 M + 2.500%	3.500	08/18/22	946,820
611,602	i	NMN Holdings III Corp	LIBOR 1 M + 3.750%	4.739	11/13/25	495,397
131,201	i,r	NMN Holdings III Corp	LIBOR 1 M and 3 M + 3.750%	4.739	11/13/25	106,273
2,322,060	h,i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	4.739	11/16/25	2,143,564
1,946,734	i	Select Medical Corp	LIBOR 1 M + 2.500%	3.430	03/06/25	1,839,663
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				16,705,568

INSURANCE - 0.1%
1,379,000	i	Acrisure LLC	LIBOR 3 M + 3.500%	5.207	02/15/27	1,213,520
1,957,576	i	Asurion LLC	LIBOR 1 M + 3.000%	3.989	11/03/24	1,849,909
1,496,250	i	HUB International Ltd	LIBOR 3 M + 4.000%	5.692	04/25/25	1,402,734
2,007,954	i	NFP Corp	LIBOR 1 M + 3.250%	4.239	02/15/27	1,713,448
1,994,885	i	USI, Inc	LIBOR 1 M + 3.000%	3.989	05/16/24	1,815,345
		TOTAL INSURANCE				7,994,956

MATERIALS - 0.2%
1,991,420	i	Atotech Alpha 3 BV	LIBOR 3 M + 3.000%	4.450	01/31/24	1,812,192
2,325,403	h,i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.863	10/01/22	2,213,969
146

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,942,633	i	Chemours Co	LIBOR 1 M + 1.750%	2.740%	04/03/25	$1,767,796
1,174,050	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	2.773	10/21/24	1,011,890
1,757,250	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	3.950	03/01/26	1,553,409
1,500,000	i	PQ Corp	LIBOR 3 M + 2.250%	4.027	02/07/27	1,376,250
350,000	i	Reynolds Consumer Products LLC	LIBOR 3 M + 1.750%	3.501	02/04/27	327,950
289,396	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.000%	3.863	10/01/25	257,563
997,494	i	Tamko Building Products, Inc	LIBOR 1 M + 3.250%	4.250	05/29/26	927,669
1,376,582	i	Tronox Finance LLC	LIBOR 1 M and 3 M + 2.750%	3.739	09/23/24	1,198,603
554,982	i	Univar USA, Inc	LIBOR 3 M + 2.250%	3.700	07/01/24	518,908
		TOTAL MATERIALS				12,966,199

MEDIA & ENTERTAINMENT - 0.1%
300,000	h,i	Banijay Group US Holding, Inc	LIBOR 1 M + 3.750%	4.750	03/04/25	264,000
1,492,500	i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	4.180	08/24/26	1,149,225
386,387	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	3.005	10/04/23	354,993
748,125	i	Pregis TopCo Corp	LIBOR 1 M + 4.000%	4.989	07/31/26	647,128
773,063	i	Terrier Media Buyer, Inc	LIBOR 3 M + 4.250%	5.700	12/17/26	682,228
689,253	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	3.750	03/15/24	580,695
950,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	3.205	01/31/28	874,000
268,078	i	Wand NewCo 3, Inc	LIBOR 6 M + 3.000%	4.072	02/05/26	238,590
		TOTAL MEDIA & ENTERTAINMENT				4,790,859

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
609,375	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	4.489	09/26/24	481,748
987,520	i	Auris Luxembourg III Sarl	LIBOR 1 M + 3.750%	4.739	02/27/26	733,234
2,209,519	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.612	06/02/25	2,090,757
1,384,286	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	3.362	11/27/25	1,308,150
1,277,545	i	Horizon Therapeutics USA, Inc	LIBOR 1 M + 2.250%	3.313	05/22/26	1,191,311
997,169	i	PAREXEL International Corp	LIBOR 1 M + 2.750%	3.739	09/27/24	846,347
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				6,651,547

REAL ESTATE - 0.0%
1,722,528	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	3.739	08/21/25	1,502,906
		TOTAL REAL ESTATE				1,502,906

RETAILING - 0.0%
299,250	i	Camelot Finance S.A.	LIBOR 1 M + 3.250%	4.239	10/28/26	281,295
985,019	i	Staples, Inc	LIBOR 1 M + 5.000%	6.515	04/16/26	773,240
		TOTAL RETAILING				1,054,535

SOFTWARE & SERVICES - 0.0%
675,000	i	Dun & Bradstreet Corp	LIBOR 1 M + 4.000%	4.959	02/06/26	604,969
68,912	i	IQVIA, Inc	LIBOR 1 M + 1.750%	2.739	03/07/24	63,141
460,027	i	NeuStar, Inc	LIBOR 3 M and 6 M + 3.500%	4.950	08/08/24	346,860
1,750,000	i	Web.com Group Inc	LIBOR 3 M + 3.750%	4.945	10/10/25	1,426,250
		TOTAL SOFTWARE & SERVICES				2,441,220

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
373,125	i	CommScope, Inc	LIBOR 1 M + 3.250%	4.239	04/06/26	350,738
2,278,219	i	Dell International LLC	LIBOR 1 M + 2.000%	2.990	09/19/25	2,165,743
147

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$111,779	†,i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.240%	07/05/23	$100,601
875,000	i	Pitney Bowes, Inc	LIBOR 1 M + 5.500%	6.490	01/17/25	743,750
899,461	i	Plantronics, Inc	LIBOR 1 M and 3 M + 2.500%	3.459	07/02/25	695,733
1,500,000	i	TTM Technologies, Inc	LIBOR 1 M + 2.500%	4.081	09/28/24	1,395,000
987,488	i	VeriFone Systems, Inc	LIBOR 3 M + 4.000%	5.695	08/20/25	608,954
169,814	i	Western Digital Corp	LIBOR 1 M + 1.750%	3.353	04/29/23	163,021
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				6,223,540

TELECOMMUNICATION SERVICES - 0.1%
929,731	i	CNT Holdings III Corp	LIBOR 3 M + 3.000%	4.080	01/22/23	826,884
700,000	i	Front Range BidCo, Inc	LIBOR 1 M + 3.000%	3.989	03/09/27	658,000
1,417,692	i	Sprint Communications, Inc	LIBOR 1 M + 2.500%	3.500	02/02/24	1,407,059
994,962	i	Sprint Communications, Inc	LIBOR 1 M + 3.000%	4.000	02/02/24	987,500
		TOTAL TELECOMMUNICATION SERVICES				3,879,443

TRANSPORTATION - 0.1%
1,469,697	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.705	12/14/23	1,153,712
318,766	i	Avis Budget Car Rental LLC	LIBOR 1 M + 1.750%	2.740	08/06/27	255,545
281,034	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	4.000	07/29/22	227,022
1,181,801	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	4.000	08/01/22	954,671
1,674,177	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	4.000	03/11/24	1,110,532
		TOTAL TRANSPORTATION				3,701,482

UTILITIES - 0.1%
981,959	i	Calpine Corp	LIBOR 1 M + 2.250%	3.240	01/15/24	940,717
2,074,800	i	First Eagle Holdings, Inc	LIBOR 1 M + 2.500%	3.950	02/02/27	1,737,645
1,990,933	†,i	Gopher Resource LLC	LIBOR 1 M + 3.250%	4.250	03/06/25	1,761,976
945,250	i	Talen Energy Supply LLC	LIBOR 1 M + 3.750%	4.739	06/26/26	817,641
920,115	i	Vistra Operations Co LLC	LIBOR 1 M + 1.750%	2.550	12/31/25	870,658
		TOTAL UTILITIES				6,128,637

		TOTAL BANK LOAN OBLIGATIONS				109,869,759
		(Cost $124,339,777)

BONDS - 89.1%

CORPORATE BONDS - 38.4%

AUTOMOBILES & COMPONENTS - 0.3%
450,000	g	Dana Financing Luxembourg SARL		6.500	06/01/26	396,000
225,000		Dana, Inc		5.375	11/15/27	182,250
4,900,000	g	Gates Global LLC		6.250	01/15/26	4,336,500
1,700,000		General Motors Co		6.600	04/01/36	1,479,502
825,000		General Motors Co		6.250	10/02/43	655,174
5,050,000		General Motors Co		5.200	04/01/45	4,002,641
475,000		General Motors Co		6.750	04/01/46	379,806
2,750,000	g	Hyundai Capital America		2.375	02/10/23	2,592,490
2,750,000	g	Hyundai Capital America		3.000	02/10/27	2,551,063
1,000,000	g,o	IHO Verwaltungs GmbH		6.375	05/15/29	765,000
1,750,000		Magna International, Inc		3.625	06/15/24	1,821,034
		TOTAL AUTOMOBILES & COMPONENTS				19,161,460
148

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANKS - 8.6%
$1,900,000	g	Akbank TAS	7.200%	03/16/27	$1,610,214
4,100,000	g	Australia & New Zealand Banking Group Ltd	2.950	07/22/30	3,884,893
2,000,000	g	Banco de Bogota S.A.	4.375	08/03/27	1,785,830
2,100,000	g	Banco de Credito del Peru	2.700	01/11/25	1,921,500
6,300,000	g	Banco del Estado de Chile	2.668	01/08/21	6,252,750
2,375,000	g	Banco del Estado de Chile	2.704	01/09/25	2,210,555
2,000,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	1,890,000
4,200,000		Banco Santander S.A.	3.800	02/23/28	4,121,530
1,700,000		Bancolombia S.A.	3.000	01/29/25	1,523,217
1,325,000		Bancolombia S.A.	4.625	12/18/29	1,159,375
3,000,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	2,787,120
10,000,000		Bank of America Corp	3.550	03/05/24	10,365,974
10,000,000		Bank of America Corp	3.864	07/23/24	10,491,442
10,000,000		Bank of America Corp	4.000	01/22/25	10,559,926
2,450,000		Bank of America Corp	3.875	08/01/25	2,626,848
20,300,000		Bank of America Corp	2.456	10/22/25	20,471,751
1,000,000		Bank of America Corp	4.450	03/03/26	1,081,467
5,000,000		Bank of America Corp	4.250	10/22/26	5,335,280
17,045,000		Bank of America Corp	3.559	04/23/27	17,840,144
6,800,000		Bank of America Corp	3.248	10/21/27	7,101,878
3,450,000		Bank of America Corp	3.824	01/20/28	3,578,354
3,215,000		Bank of America Corp	3.419	12/20/28	3,319,560
925,000		Bank of America Corp	2.884	10/22/30	923,696
26,650,000		Bank of America Corp	2.496	02/13/31	25,568,518
5,000,000		Bank of America Corp	4.083	03/20/51	5,675,864
4,000,000		Bank of America Corp	6.100	N/A‡	4,040,000
2,100,000		Barclays plc	4.338	05/16/24	2,025,956
7,000,000		Barclays plc	3.932	05/07/25	6,717,749
3,000,000	g	BNG Bank NV	3.000	09/20/23	3,228,578
2,600,000	g	BPCE S.A.	4.625	07/11/24	2,556,228
8,670,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	8,834,893
5,845,000		Capital One NA	2.650	08/08/22	5,787,987
5,750,000		Citigroup, Inc	3.875	03/26/25	6,026,384
8,000,000		Citigroup, Inc	3.352	04/24/25	8,237,542
4,025,000		Citigroup, Inc	3.200	10/21/26	4,168,831
2,200,000		Citigroup, Inc	4.300	11/20/26	2,326,257
9,250,000		Citigroup, Inc	4.450	09/29/27	9,699,152
32,075,000		Citigroup, Inc	2.666	01/29/31	31,122,217
5,550,000		Citigroup, Inc	4.412	03/31/31	6,106,534
5,000,000		Citigroup, Inc	5.000	N/A‡	4,570,800
2,225,000		Citizens Bank NA	2.650	05/26/22	2,222,323
375,000		Cooperatieve Rabobank UA	3.950	11/09/22	377,186
2,250,000	g	Cooperatieve Rabobank UA	2.625	07/22/24	2,185,836
4,775,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,601,063
7,475,000	g	Credit Agricole S.A.	3.250	10/04/24	7,487,650
1,425,000	g	Credit Agricole S.A.	2.375	01/22/25	1,394,581
315,000	g	Danske Bank AS	5.375	01/12/24	331,590
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,581,977
1,000,000		Discover Bank	3.200	08/09/21	995,272
4,200,000		Discover Bank	2.450	09/12/24	4,023,881
5,400,000		Discover Bank	3.450	07/27/26	5,280,158
2,275,000		Discover Bank	2.700	02/06/30	1,977,730
149

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$807,000		Fifth Third Bancorp	3.500%	03/15/22	$814,032
1,475,000		HSBC Holdings plc	3.033	11/22/23	1,464,122
1,625,000		HSBC Holdings plc	3.803	03/11/25	1,691,773
1,650,000		HSBC Holdings plc	2.633	11/07/25	1,600,922
625,000		HSBC Holdings plc	3.900	05/25/26	635,869
15,640,000		HSBC Holdings plc	4.292	09/12/26	16,350,360
750,000		HSBC Holdings plc	4.375	11/23/26	796,353
2,025,000		HSBC Holdings plc	4.041	03/13/28	2,060,981
2,275,000		HSBC Holdings plc	4.950	03/31/30	2,508,960
3,850,000		HSBC Holdings plc	3.973	05/22/30	3,954,039
590,000		HSBC Holdings plc	6.800	06/01/38	719,319
360,000		Huntington Bancshares, Inc	4.000	05/15/25	376,891
4,100,000		Huntington National Bank	2.500	08/07/22	4,109,959
2,075,000	g	ING Groep NV	4.625	01/06/26	2,186,965
400,000		ING Groep NV	3.950	03/29/27	399,926
3,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	2,724,000
3,425,000		JPMorgan Chase & Co	2.776	04/25/23	3,468,339
695,000		JPMorgan Chase & Co	3.875	09/10/24	733,879
10,000,000		JPMorgan Chase & Co	4.023	12/05/24	10,594,803
9,400,000		JPMorgan Chase & Co	2.301	10/15/25	9,400,969
2,500,000		JPMorgan Chase & Co	3.200	06/15/26	2,596,289
13,000,000		JPMorgan Chase & Co	4.203	07/23/29	14,280,739
19,405,000		JPMorgan Chase & Co	3.702	05/06/30	20,841,532
18,950,000		JPMorgan Chase & Co	2.739	10/15/30	19,029,398
700,000		JPMorgan Chase & Co	4.260	02/22/48	841,031
3,500,000		JPMorgan Chase & Co	4.600	N/A‡	3,063,200
5,000,000		JPMorgan Chase & Co	5.000	N/A‡	4,687,500
26,075,000		JPMorgan Chase Bank NA	3.086	04/26/21	26,064,130
7,200,000		Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	7,128,949
2,700,000		Mitsubishi UFJ Financial Group, Inc	2.559	02/25/30	2,594,964
1,550,000		MUFG Americas Holdings Corp	3.500	06/18/22	1,579,588
4,150,000		PNC Bank NA	2.600	07/21/20	4,143,620
1,800,000		PNC Bank NA	2.450	11/05/20	1,803,358
5,050,000		PNC Bank NA	2.700	10/22/29	4,897,917
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,601,502
10,000,000	g	Royal Bank of Canada	3.350	10/22/21	10,346,707
5,100,000		Royal Bank of Canada	2.550	07/16/24	5,193,673
5,000,000		Royal Bank of Scotland Group plc	3.498	05/15/23	4,936,469
3,125,000		Santander Holdings USA, Inc	3.400	01/18/23	3,087,230
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,592,072
6,500,000		Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	6,496,109
3,350,000		Toronto-Dominion Bank	1.850	09/11/20	3,345,706
1,300,000		Toronto-Dominion Bank	3.625	09/15/31	1,292,733
1,675,000		Truist Bank	3.525	10/26/21	1,676,433
570,000		Truist Bank	2.450	08/01/22	571,169
1,075,000		Truist Bank	2.750	05/01/23	1,088,268
10,000,000		Truist Bank	3.689	08/02/24	10,373,829
2,250,000		Truist Bank	2.150	12/06/24	2,228,761
2,500,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,987,500
3,050,000	g	UBS Group AG.	3.126	08/13/30	2,975,735
1,400,000	g	United Overseas Bank Ltd	3.750	04/15/29	1,452,106
9,100,000		Wells Fargo Bank NA	3.325	07/23/21	9,114,885
17,400,000		Wells Fargo Bank NA	2.082	09/09/22	17,317,723
3,875,000		Westpac Banking Corp	4.110	07/24/34	3,760,417

		TOTAL BANKS			$564,579,744

150

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
CAPITAL GOODS - 1.1%
2,000,000	g	Adaro Indonesia PT		4.250%	10/31/24	1,631,000
450,000		Anixter, Inc		6.000	12/01/25	440,437
500,000	g	Beacon Escrow Corp		4.875	11/01/25	451,250
200,000	g	Beacon Roofing Supply, Inc		4.500	11/15/26	184,560
2,000,000	g	BOC Aviation Ltd		3.000	09/11/29	1,959,260
3,850,000	g	Carrier Global Corp		2.722	02/15/30	3,542,356
225,000	g	Cloud Crane LLC		10.125	08/01/24	177,187
232,000		General Electric Co		6.875	01/10/39	289,439
1,250,000	g	Gold Fields Orogen Holdings BVI Ltd		6.125	05/15/29	1,181,250
2,500,000		Illinois Tool Works, Inc		2.650	11/15/26	2,527,966
500,000		Ingersoll-Rand Global Holding Co Ltd		3.750	08/21/28	507,513
4,005,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	4,049,229
7,000,000		John Deere Capital Corp		3.650	10/12/23	7,379,579
640,000		John Deere Capital Corp		2.650	06/24/24	630,095
1,350,000		Lam Research Corp		3.750	03/15/26	1,432,284
1,525,000		Lam Research Corp		4.000	03/15/29	1,731,631
2,075,000		Lockheed Martin Corp		2.500	11/23/20	2,079,744
2,503,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	2,693,781
1,600,000		Mosaic Co		4.875	11/15/41	1,290,416
2,800,000	g	NBM US Holdings, Inc		6.625	08/06/29	2,520,000
5,775,000		Northrop Grumman Corp		3.250	01/15/28	6,058,854
1,950,000	g	Otis Worldwide Corp		2.565	02/15/30	1,888,639
10,825,000		Parker-Hannifin Corp		3.250	06/14/29	10,923,204
2,500,000		Roper Technologies, Inc		3.800	12/15/26	2,570,443
850,000		Roper Technologies, Inc		4.200	09/15/28	915,171
1,000,000		Roper Technologies, Inc		2.950	09/15/29	993,642
500,000		TransDigm UK Holdings plc		6.875	05/15/26	465,000
250,000		Trimble, Inc		4.900	06/15/28	269,274
845,000		United Technologies Corp		3.650	08/16/23	888,454
6,975,000		United Technologies Corp		4.125	11/16/28	7,699,730
5,000,000		United Technologies Corp		4.500	06/01/42	5,806,418
		TOTAL CAPITAL GOODS				75,177,806

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
500,000		ADT Corp		4.125	06/15/23	488,745
1,000,000		AECOM		5.125	03/15/27	900,000
325,000	g	ASGN, Inc		4.625	05/15/28	304,687
2,072,492	g	British Airways		3.800	09/20/31	1,865,243
125,000	g	GFL Environmental, Inc		5.125	12/15/26	121,875
1,500,000	g,i	Nakama Re Ltd	LIBOR 6 M + 2.200%	2.912	10/13/21	1,452,000
2,125,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	2,082,500
705,000	g	Prime Security Services Borrower LLC		6.250	01/15/28	608,063
3,400,000		Republic Services, Inc		3.550	06/01/22	3,488,041
2,225,000		Republic Services, Inc		2.900	07/01/26	2,248,987
100,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	101,000
650,000		United Rentals North America, Inc		5.500	07/15/25	637,000
1,000,000		United Rentals North America, Inc		5.875	09/15/26	1,012,800
580,000		Visa, Inc		3.150	12/14/25	631,836
4,725,000		Visa, Inc		2.050	04/15/30	4,718,149
900,000		Visa, Inc		2.700	04/15/40	893,376
1,800,000		Waste Management, Inc		2.900	09/15/22	1,807,571
151

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,550,000		Waste Management, Inc	2.950%	06/15/24	$1,576,045
3,025,000		Waste Management, Inc	3.150	11/15/27	3,125,073
8,075,000		Waste Management, Inc	3.450	06/15/29	8,641,227
550,000		Waste Management, Inc	4.100	03/01/45	610,088
1,475,000		Waste Management, Inc	4.150	07/15/49	1,696,236
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			39,010,542

CONSUMER DURABLES & APPAREL - 0.0%
750,000		Leggett & Platt, Inc	4.400	03/15/29	774,251
800,000		Lennar Corp	4.500	04/30/24	782,432
650,000	g	LGI Homes, Inc	6.875	07/15/26	565,500
		TOTAL CONSUMER DURABLES & APPAREL			2,122,183

CONSUMER SERVICES - 0.4%
16,500,000		Anheuser-Busch Cos LLC	3.650	02/01/26	17,329,133
5,500,000		Anheuser-Busch Cos LLC	4.900	02/01/46	6,003,289
200,000		Boyd Gaming Corp	6.375	04/01/26	173,000
540,000		Boyd Gaming Corp	6.000	08/15/26	464,400
540,000	g	International Game Technology plc	6.250	01/15/27	469,800
1,400,000		Sands China Ltd	5.400	08/08/28	1,311,814
100,000	g	Yum! Brands, Inc	7.750	04/01/25	105,000
		TOTAL CONSUMER SERVICES			25,856,436

DIVERSIFIED FINANCIALS - 3.9%
600,000		AerCap Ireland Capital DAC	5.000	10/01/21	538,225
4,100,000		AerCap Ireland Capital DAC	3.650	07/21/27	3,177,465
1,775,000		American Express Co	2.500	08/01/22	1,805,677
710,000		American Express Co	2.650	12/02/22	718,212
1,250,000		American Express Co	3.700	08/03/23	1,313,258
2,000,000		American Express Credit Corp	3.300	05/03/27	2,107,583
1,700,000		Ameriprise Financial, Inc	3.000	03/22/22	1,720,887
1,750,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	1,775,364
2,000,000	g	Banco BTG Pactual S.A.	4.500	01/10/25	1,740,000
3,750,000		Bank of Montreal	3.803	12/15/32	3,642,394
455,000	g	BBVA Bancomer S.A.	5.350	11/12/29	414,050
2,850,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,359,800
1,740,000		Berkshire Hathaway, Inc	3.125	03/15/26	1,864,314
5,550,000	g	BNP Paribas S.A.	2.819	11/19/25	5,483,039
3,650,000	g	BNP Paribas S.A.	3.052	01/13/31	3,458,702
7,868,000		Capital One Bank USA NA	3.375	02/15/23	7,697,658
3,000,000		Capital One Bank USA NA	2.280	01/28/26	2,716,739
2,490,000		Capital One Financial Corp	3.750	03/09/27	2,437,483
1,900,000	g	Comcel Trust	6.875	02/06/24	1,843,019
2,500,000	g	Credit Suisse Group AG.	2.997	12/14/23	2,433,681
2,475,000	g	Credit Suisse Group AG.	4.282	01/09/28	2,534,561
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,039,855
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,667,223
545,000		Discover Financial Services	5.200	04/27/22	566,052
2,075,000		Ford Motor Credit Co LLC	3.096	05/04/23	1,836,375
5,000,000		Ford Motor Credit Co LLC	3.664	09/08/24	4,450,000
5,640,000		GE Capital International Funding Co	2.342	11/15/20	5,608,077
7,700,000		GE Capital International Funding Co	3.373	11/15/25	7,739,893
10,280,000		GE Capital International Funding Co	4.418	11/15/35	11,106,208
152

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,625,000		General Motors Financial Co, Inc	5.650%	01/17/29	$7,726,035
1,280,000		Goldman Sachs Group, Inc	5.750	01/24/22	1,358,106
5,000,000		Goldman Sachs Group, Inc	3.625	02/20/24	5,173,421
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,766,998
17,100,000		Goldman Sachs Group, Inc	3.691	06/05/28	17,572,811
6,800,000		Goldman Sachs Group, Inc	2.600	02/07/30	6,389,002
360,000		Goldman Sachs Group, Inc	6.750	10/01/37	484,139
1,900,000		Goldman Sachs Group, Inc	4.017	10/31/38	1,907,949
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	706,952
1,675,000	g	Grupo Aval Ltd	4.375	02/04/30	1,344,187
500,000		Icahn Enterprises LP	4.750	09/15/24	458,750
925,000		Icahn Enterprises LP	5.250	05/15/27	854,469
4,875,000	g	ICICI Bank Ltd	3.800	12/14/27	4,428,726
1,900,000		International Lease Finance Corp	5.875	08/15/22	1,698,548
500,000	g	Jefferies Finance LLC	6.250	06/03/26	462,500
475,000		Legg Mason, Inc	3.950	07/15/24	471,390
2,400,000		Morgan Stanley	3.125	01/23/23	2,454,626
13,395,000		Morgan Stanley	2.720	07/22/25	13,560,817
1,040,000		Morgan Stanley	4.000	07/23/25	1,113,052
14,325,000		Morgan Stanley	3.125	07/27/26	14,807,649
100,000		Morgan Stanley	3.625	01/20/27	105,705
685,000		Morgan Stanley	3.950	04/23/27	713,669
16,500,000		Morgan Stanley	2.699	01/22/31	16,146,311
4,200,000		Morgan Stanley	5.597	03/24/51	5,932,377
2,000,000		National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	2,072,868
2,475,000	g	Power Finance Corp Ltd	3.950	04/23/30	2,086,920
775,000	g	Quicken Loans, Inc	5.250	01/15/28	757,795
7,400,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	7,568,174
550,000		Springleaf Finance Corp	5.375	11/15/29	503,536
550,000		State Street Corp	3.300	12/16/24	578,323
1,100,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	1,115,733
4,800,000		Synchrony Financial	4.250	08/15/24	4,621,544
1,050,000	g	UBS AG.	2.450	12/01/20	1,046,140
5,075,000	g	UBS Group AG.	2.859	08/15/23	5,031,036
3,075,000		Unilever Capital Corp	2.900	05/05/27	3,259,910
3,650,000		Wells Fargo & Co	3.750	01/24/24	3,864,131
3,425,000		Wells Fargo & Co	3.550	09/29/25	3,612,377
6,050,000		Wells Fargo & Co	3.000	04/22/26	6,227,166
11,650,000		Wells Fargo & Co	2.879	10/30/30	11,552,481
3,000,000		Wells Fargo & Co	5.875	N/A‡	3,045,000
		TOTAL DIVERSIFIED FINANCIALS			256,377,117

ENERGY - 2.8%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,449,179
1,075,000		AmeriGas Partners LP	5.875	08/20/26	1,029,635
175,000	g	Antero Midstream Partners LP	5.750	03/01/27	112,000
1,425,000		Archrock Partners LP	6.000	10/01/22	1,425,000
5,550,000		BP Capital Markets America, Inc	3.000	02/24/50	5,159,838
335,000		BP Capital Markets plc	2.520	09/19/22	331,631
74,000	†,g	California Resources Corp	8.000	12/15/22	1,110
58,000	†	California Resources Corp	6.000	11/15/24	1,160
1,000,000		Cheniere Energy Partners LP	5.625	10/01/26	930,000
153

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$565,000		Chevron Corp	2.355%	12/05/22	$572,580
1,125,000		Crestwood Midstream Partners LP	5.750	04/01/25	644,130
1,500,000	g	Denbury Resources, Inc	7.750	02/15/24	225,300
5,075,000		Diamondback Energy, Inc	2.875	12/01/24	3,545,436
3,625,000		Diamondback Energy, Inc	3.250	12/01/26	2,558,230
2,000,000		Ecopetrol S.A.	5.375	06/26/26	1,944,000
1,850,000		Ecopetrol S.A.	5.875	05/28/45	1,639,119
4,175,000		Enbridge, Inc	3.125	11/15/29	3,858,351
2,300,000		Energy Transfer Operating LP	2.900	05/15/25	1,942,093
4,775,000		Energy Transfer Operating LP	4.750	01/15/26	4,219,276
8,000,000		Energy Transfer Operating LP	5.250	04/15/29	6,774,290
5,250,000		Energy Transfer Operating LP	3.750	05/15/30	4,112,037
4,100,000		Energy Transfer Operating LP	6.250	04/15/49	3,469,872
5,625,000		Energy Transfer Operating LP	5.000	05/15/50	4,342,064
1,250,000		Enterprise Products Operating LLC	3.700	02/15/26	1,247,607
2,700,000		Enterprise Products Operating LLC	3.125	07/31/29	2,487,342
350,000		Enterprise Products Operating LLC	2.800	01/31/30	318,018
3,000,000		Enterprise Products Operating LLC	4.900	05/15/46	2,887,630
1,425,000		Enterprise Products Operating LLC	4.250	02/15/48	1,330,871
2,200,000		Enterprise Products Operating LLC	4.800	02/01/49	2,202,496
1,800,000		Enterprise Products Operating LLC	4.200	01/31/50	1,685,436
6,600,000		Enterprise Products Operating LLC	3.700	01/31/51	5,889,655
2,625,000		Enterprise Products Operating LLC	3.950	01/31/60	2,209,112
1,500,000	g	Gazprom OAO Via Gaz Capital S.A.	5.150	02/11/26	1,566,579
1,100,000		Genesis Energy LP	6.500	10/01/25	795,080
3,000,000	g	Geopark Ltd	5.500	01/17/27	1,425,000
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,175,416
1,250,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	1,242,358
535,000		Kinder Morgan, Inc	5.300	12/01/34	515,713
8,600,000		Marathon Oil Corp	4.400	07/15/27	5,741,663
11,590,000		Marathon Petroleum Corp	3.800	04/01/28	10,443,924
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	761,081
90,000	g	MPLX LP	6.375	05/01/24	85,535
550,000	g	MPLX LP	5.250	01/15/25	484,113
270,000		MPLX LP	4.875	06/01/25	222,348
5,400,000		MPLX LP	4.000	03/15/28	4,799,130
5,925,000		MPLX LP	4.500	04/15/38	4,630,788
2,175,000		MPLX LP	4.700	04/15/48	1,683,734
1,192,000		Murphy Oil Corp	5.875	12/01/27	623,178
200,000		Murphy Oil USA, Inc	5.625	05/01/27	195,960
300,000		Noble Energy, Inc	3.900	11/15/24	247,477
1,400,000		Noble Energy, Inc	3.850	01/15/28	991,117
2,700,000		Noble Energy, Inc	5.050	11/15/44	1,667,701
500,000		NuStar Logistics LP	6.000	06/01/26	370,000
2,000,000		Occidental Petroleum Corp	3.500	06/15/25	1,027,947
475,000		Occidental Petroleum Corp	5.550	03/15/26	253,323
1,975,000		Occidental Petroleum Corp	4.300	08/15/39	839,765
2,300,000		ONEOK, Inc	4.000	07/13/27	1,893,253
4,750,000		ONEOK, Inc	4.350	03/15/29	3,872,870
9,730,000		ONEOK, Inc	3.400	09/01/29	7,270,823
2,750,000		ONEOK, Inc	3.100	03/15/30	2,067,519
2,750,000		ONEOK, Inc	4.500	03/15/50	2,070,558
850,000	g	Pertamina Persero PT	3.650	07/30/29	778,506
2,000,000	g	Pertamina Persero PT	5.625	05/20/43	2,020,544
154

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,425,000	g	Peru LNG Srl	5.375%	03/22/30	$1,430,750
1,167,000		Petrobras Global Finance BV	5.999	01/27/28	1,130,240
326,000	g	Petrobras Global Finance BV	5.093	01/15/30	297,475
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	1,949,800
2,550,000		Petroleos Mexicanos	6.500	03/13/27	1,887,255
2,100,000		Petroleos Mexicanos	5.350	02/12/28	1,449,000
2,700,000	g	Petroleos Mexicanos	5.950	01/28/31	1,856,520
6,000,000		Phillips 66	3.900	03/15/28	5,932,296
5,000,000		Phillips 66 Partners LP	3.750	03/01/28	4,673,469
1,925,000		Phillips 66 Partners LP	3.150	12/15/29	1,577,548
775,000		Phillips 66 Partners LP	4.680	02/15/45	634,580
450,000		Regency Energy Partners LP	4.500	11/01/23	407,625
270,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	257,161
3,125,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	2,683,784
1,325,000		Shell International Finance BV	2.875	05/10/26	1,365,503
1,750,000		Shell International Finance BV	3.125	11/07/49	1,745,906
625,000		SM Energy Co	6.625	01/15/27	181,916
800,000		Southwestern Energy Co	7.500	04/01/26	524,000
790,000	g	Stena AB	7.000	02/01/24	639,900
1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,563,174
450,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	357,292
1,500,000		Sunoco LP	6.000	04/15/27	1,290,000
125,000		Targa Resources Partners LP	5.125	02/01/25	106,550
475,000		Targa Resources Partners LP	5.875	04/15/26	395,438
300,000		Targa Resources Partners LP	6.500	07/15/27	255,750
10,800,000		TransCanada PipeLines Ltd	4.250	05/15/28	11,032,215
208,750	g	Transocean Guardian Ltd	5.875	01/15/24	167,000
1,500,000	†,g	Tullow Oil plc	7.000	03/01/25	375,000
1,260,000		USA Compression Partners LP	6.875	04/01/26	787,500
500,000		USA Compression Partners LP	6.875	09/01/27	310,000
480,000		Vale Overseas Ltd	6.875	11/21/36	533,045
850,000		Williams Partners LP	3.750	06/15/27	779,292
2,100,000	g	YPF S.A.	6.950	07/21/27	1,082,130
		TOTAL ENERGY			181,966,615

FOOD & STAPLES RETAILING - 1.7%
5,000,000		CVS Health Corp	3.700	03/09/23	5,204,940
8,850,000		CVS Health Corp	2.625	08/15/24	8,876,502
13,200,000		CVS Health Corp	4.100	03/25/25	13,891,903
495,000		CVS Health Corp	3.875	07/20/25	511,456
5,425,000		CVS Health Corp	2.875	06/01/26	5,465,216
13,145,000		CVS Health Corp	4.300	03/25/28	13,960,039
4,050,000		CVS Health Corp	3.750	04/01/30	4,190,490
2,250,000		CVS Health Corp	4.780	03/25/38	2,471,087
4,750,000		CVS Health Corp	5.050	03/25/48	5,394,128
1,900,000		CVS Health Corp	4.250	04/01/50	1,975,297
1,246,000		Ingles Markets, Inc	5.750	06/15/23	1,239,770
1,750,000		Kroger Co	3.700	08/01/27	1,875,501
3,000,000		Kroger Co	3.875	10/15/46	2,941,195
575,000		Kroger Co	4.450	02/01/47	632,253
730,000		SYSCO Corp	3.750	10/01/25	727,699
515,000		Walgreen Co	3.100	09/15/22	515,903
15,000,000		Walmart, Inc	3.400	06/26/23	15,953,017
155

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$11,550,000		Walmart, Inc	3.700%	06/26/28	$12,984,915
5,000,000		Walmart, Inc	3.250	07/08/29	5,500,314
6,900,000		Walmart, Inc	2.375	09/24/29	7,155,382
2,175,000		Walmart, Inc	3.950	06/28/38	2,567,221
		TOTAL FOOD & STAPLES RETAILING			114,034,228

FOOD, BEVERAGE & TOBACCO - 1.0%
2,775,000		Altria Group, Inc	4.800	02/14/29	2,903,557
2,700,000		Altria Group, Inc	5.950	02/14/49	3,141,380
1,416,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,457,066
13,260,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	14,578,052
1,260,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,287,074
2,700,000		BAT Capital Corp	4.906	04/02/30	2,769,616
1,275,000	g	BRF S.A.	4.875	01/24/30	1,071,000
1,350,000		Coca-Cola Co	3.375	03/25/27	1,490,466
750,000		Constellation Brands, Inc	4.400	11/15/25	756,618
2,775,000		Constellation Brands, Inc	3.700	12/06/26	2,772,946
1,850,000		Constellation Brands, Inc	3.600	02/15/28	1,810,200
1,150,000		Constellation Brands, Inc	3.150	08/01/29	1,072,195
2,500,000	g	Cosan Ltd	5.500	09/20/29	2,031,250
2,750,000		Diageo Capital plc	2.125	10/24/24	2,682,086
4,075,000		Diageo Capital plc	2.375	10/24/29	3,920,249
1,875,000	g	Embotelladora Andina S.A.	3.950	01/21/50	1,593,769
5,000,000		General Mills, Inc	3.700	10/17/23	5,089,104
625,000		General Mills, Inc	2.875	04/15/30	623,750
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	1,886,220
800,000		JM Smucker Co	2.375	03/15/30	737,350
2,225,000		JM Smucker Co	3.550	03/15/50	2,029,208
5,000,000		Kellogg Co	3.400	11/15/27	5,163,226
2,000,000	g	Kernel Holding S.A.	6.500	10/17/24	1,506,206
1,100,000		PepsiCo, Inc	3.450	10/06/46	1,236,514
200,000		Philip Morris International, Inc	6.375	05/16/38	272,347
1,150,000		Tyson Foods, Inc	3.900	09/28/23	1,222,856
395,000		Tyson Foods, Inc	4.000	03/01/26	417,839
1,500,000		Tyson Foods, Inc	3.550	06/02/27	1,554,204
2,525,000		Tyson Foods, Inc	5.100	09/28/48	3,132,785
		TOTAL FOOD, BEVERAGE & TOBACCO			70,209,133

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
630,000		Anthem, Inc	3.125	05/15/22	640,792
4,250,000		Anthem, Inc	3.650	12/01/27	4,388,841
3,488,000		Becton Dickinson & Co	3.700	06/06/27	3,544,616
2,100,000		Boston Scientific Corp	4.000	03/01/29	2,222,588
400,000	g	Centene Corp	5.375	08/15/26	408,000
1,800,000		Children’s Hospital Medic	4.268	05/15/44	2,115,802
2,700,000		Cigna Corp	2.400	03/15/30	2,554,011
2,550,000		Cigna Corp	3.200	03/15/40	2,335,442
750,000		Covidien International Finance S.A.	3.200	06/15/22	775,361
1,370,000		Dartmouth-Hitchcock Health	4.178	08/01/48	1,509,496
2,000,000		HCA, Inc	5.375	02/01/25	2,034,980
2,815,000		HCA, Inc	5.625	09/01/28	2,946,460
4,900,000		HCA, Inc	5.500	06/15/47	5,336,235
6,900,000	g	SBA Tower Trust	2.836	01/15/25	6,664,709
450,000		Tenet Healthcare Corp	8.125	04/01/22	425,250
156

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$825,000		Tenet Healthcare Corp		4.625%	07/15/24	$785,813
1,500,000		Thermo Fisher Scientific, Inc		4.133	03/25/25	1,607,261
2,640,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	2,672,033
620,000		UnitedHealth Group, Inc		2.875	03/15/22	637,015
1,525,000		UnitedHealth Group, Inc		2.950	10/15/27	1,598,897
1,375,000		UnitedHealth Group, Inc		3.750	10/15/47	1,537,292
750,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	768,524
1,470,000		Zimmer Biomet Holdings, Inc		3.550	04/01/25	1,479,884
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				48,989,302

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
525,000		Ecolab, Inc		4.800	03/24/30	597,676
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				597,676

INSURANCE - 1.2%
285,000		Aetna, Inc		6.625	06/15/36	362,371
1,550,000		Aflac, Inc		3.600	04/01/30	1,569,077
131,000		Aflac, Inc		6.450	08/15/40	174,206
1,700,000		Allstate Corp		3.850	08/10/49	1,871,717
975,000		American Financial Group, Inc		3.500	08/15/26	928,086
620,000		American International Group, Inc		3.750	07/10/25	620,689
2,400,000		American International Group, Inc		3.900	04/01/26	2,500,603
4,725,000		American International Group, Inc		4.200	04/01/28	4,958,437
5,660,000		Aon Corp		3.750	05/02/29	5,970,733
3,740,000		Aon plc		3.500	06/14/24	3,905,751
2,500,000		AXIS Specialty Finance LLC		4.900	01/15/40	2,112,500
1,150,000		Berkshire Hathaway Finance Corp		1.850	03/12/30	1,117,802
1,500,000		Berkshire Hathaway Finance Corp		4.250	01/15/49	1,847,267
1,750,000	g	Centene Corp		4.250	12/15/27	1,753,325
3,900,000		Chubb INA Holdings, Inc		2.875	11/03/22	3,957,768
1,100,000		CNA Financial Corp		3.950	05/15/24	1,142,719
1,350,000		CNA Financial Corp		3.450	08/15/27	1,250,400
400,000		CNA Financial Corp		3.900	05/01/29	399,055
3,770,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.980%	2.324	07/13/20	3,704,025
2,300,000	g	Five Corners Funding Trust		4.419	11/15/23	2,474,199
2,750,000		Hartford Financial Services Group, Inc		2.800	08/19/29	2,677,083
350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	363,280
1,675,000		Hartford Financial Services Group, Inc		3.600	08/19/49	1,571,573
1,875,000		Humana, Inc		3.950	03/15/27	1,907,389
232,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	236,180
818,000	g	Liberty Mutual Group, Inc		4.569	02/01/29	904,762
625,000	g	Liberty Mutual Group, Inc		4.500	06/15/49	608,430
750,000		Lincoln National Corp		4.000	09/01/23	750,133
850,000		Lincoln National Corp		3.800	03/01/28	846,342
5,383,000		Markel Corp		3.500	11/01/27	4,909,651
1,400,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,430,284
600,000		MetLife, Inc		3.000	03/01/25	590,712
1,775,000		MetLife, Inc		3.600	11/13/25	1,856,347
300,000		Principal Financial Group, Inc		3.700	05/15/29	309,872
940,000		Prudential Financial, Inc		3.500	05/15/24	977,687
2,000,000		Prudential Financial, Inc		3.905	12/07/47	1,934,024
1,190,000	g	Prudential Funding LLC		6.750	09/15/23	1,323,113
2,220,000		Reinsurance Group of America, Inc		3.900	05/15/29	2,167,524
157

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$525,000	g	Swiss Re Treasury US Corp	4.250%	12/06/42	$630,637
880,000		Verisk Analytics, Inc	4.125	03/15/29	928,944
6,250,000	g,i	Vitality Re IX Ltd	1.610	01/10/22	5,312,500
2,200,000	g,i	Vitality Re X Ltd	1.760	01/10/23	1,870,000
650,000		Voya Financial, Inc	5.700	07/15/43	755,661
365,000		Willis North America, Inc	3.600	05/15/24	376,717
410,000		WR Berkley Corp	5.375	09/15/20	410,720
		TOTAL INSURANCE			78,270,295

MATERIALS - 1.0%
100,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	96,970
100,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	93,000
2,700,000	g	Anglo American Capital plc	5.625	04/01/30	2,740,945
170,000	g	Arconic Rolled Products Corp	6.125	02/15/28	173,825
370,000	g	Bemis Co, Inc	3.100	09/15/26	350,590
2,500,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	2,106,250
1,025,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	878,937
2,325,000	g	Cemex SAB de C.V.	5.450	11/19/29	1,886,738
1,750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	1,712,228
2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.150	01/14/30	1,851,160
1,250,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.375	02/05/49	1,205,174
1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.700	01/30/50	862,671
265,000		DowDuPont, Inc	4.493	11/15/25	284,997
1,140,000		DowDuPont, Inc	4.725	11/15/28	1,250,462
4,172,000		DowDuPont, Inc	5.319	11/15/38	4,690,633
950,000	g	Enviva Partners LP	6.500	01/15/26	926,250
1,075,000	g	Industrias Penoles SAB de C.V.	4.150	09/12/29	949,134
3,500,000		International Paper Co	5.150	05/15/46	3,627,052
1,150,000		International Paper Co	4.350	08/15/48	1,113,510
5,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	4,779,114
775,000	g	Inversiones CMPC S.A.	3.850	01/13/30	697,500
500,000	g	James Hardie International Finance DAC	4.750	01/15/25	471,255
675,000	g	James Hardie International Finance DAC	5.000	01/15/28	637,875
2,750,000		LYB International Finance III LLC	4.200	10/15/49	2,698,356
2,700,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	2,520,859
2,700,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	2,602,469
2,000,000		Newmont Corp	2.250	10/01/30	1,841,821
5,305,000		Newmont Goldcorp Corp	3.625	06/09/21	5,370,425
2,000,000	g	Nova Chemicals Corp	4.875	06/01/24	1,755,000
1,725,000		Nutrien Ltd	3.375	03/15/25	1,756,632
1,440,000	g	OCI NV	6.625	04/15/23	1,309,819
2,000,000	g	OCP S.A.	4.500	10/22/25	1,886,142
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	705,600
480,000		Packaging Corp of America	3.650	09/15/24	515,391
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,537,753
1,075,000		SASOL Financing USA LLC	6.500	09/27/28	441,034
1,500,000	g	Sociedad Quimica y Minera de Chile S.A.	4.250	05/07/29	1,340,640
1,000,000		Suzano Austria GmbH	6.000	01/15/29	932,500
1,325,000	g	Suzano Austria GmbH	7.000	03/16/47	1,253,781
500,000	g	Tronox Finance plc	5.750	10/01/25	446,250
500,000	g	Tronox, Inc	6.500	04/15/26	450,000
175,000	g	Univar Solutions USA, Inc	5.125	12/01/27	159,250
		TOTAL MATERIALS			62,909,992
158

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MEDIA & ENTERTAINMENT - 1.9%
$1,575,000	g	Cable Onda S.A.	4.500%	01/30/30	$1,386,000
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	835,000
1,275,000		Charter Communications Operating LLC	3.579	07/23/20	1,271,037
5,150,000		Charter Communications Operating LLC	3.750	02/15/28	5,178,422
5,660,000		Charter Communications Operating LLC	4.200	03/15/28	5,809,779
2,400,000		Charter Communications Operating LLC	5.125	07/01/49	2,552,918
2,750,000		Charter Communications Operating LLC	4.800	03/01/50	2,865,305
3,400,000		Comcast Corp	3.700	04/15/24	3,649,244
10,100,000		Comcast Corp	3.950	10/15/25	11,120,059
10,300,000		Comcast Corp	2.350	01/15/27	10,261,218
2,700,000		Comcast Corp	3.150	02/15/28	2,824,997
5,000,000		Comcast Corp	4.150	10/15/28	5,692,201
4,525,000		Comcast Corp	3.200	07/15/36	4,777,011
1,000,000		Comcast Corp	3.900	03/01/38	1,124,140
10,000,000		Comcast Corp	4.700	10/15/48	12,928,630
6,475,000		Comcast Corp	3.450	02/01/50	7,105,000
1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,598,130
1,250,000		Discovery Communications LLC	2.950	03/20/23	1,247,354
3,730,000		Discovery Communications LLC	4.125	05/15/29	3,615,046
3,500,000		Discovery Communications LLC	5.200	09/20/47	3,577,250
1,000,000		DISH DBS Corp	7.750	07/01/26	1,027,500
125,000	g	EW Scripps Co	5.125	05/15/25	110,000
1,125,000	g	Gray Escrow, Inc	7.000	05/15/27	1,119,375
550,000	g	Gray Television, Inc	5.875	07/15/26	529,540
2,785,000		Grupo Televisa SAB	6.625	01/15/40	3,261,927
500,000	g	International Airport Finance S.A.	12.000	03/15/33	285,000
650,000	g	Lamar Media Corp	3.750	02/15/28	609,297
3,000,000	g	Medco Bell Pte Ltd	6.375	01/30/27	1,739,403
960,000		Meredith, Corp	6.875	02/01/26	825,600
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,209,043
885,000		NBC Universal Media LLC	6.400	04/30/40	1,336,509
125,000	g	Nielsen Finance LLC	5.000	04/15/22	115,227
1,250,000	g	TEGNA, Inc	4.625	03/15/28	1,098,437
1,075,000	g	Telefonica Celular del Paraguay S.A.	5.875	04/15/27	969,559
1,740,000	g	Terrier Media Buyer, Inc	8.875	12/15/27	1,461,600
250,000		Time Warner Cable LLC	5.875	11/15/40	263,438
600,000		ViacomCBS, Inc	2.900	06/01/23	571,312
1,100,000		ViacomCBS, Inc	2.900	01/15/27	1,062,247
800,000		ViacomCBS, Inc	3.375	02/15/28	710,626
1,770,000		ViacomCBS, Inc	4.375	03/15/43	1,570,372
200,000		ViacomCBS, Inc	5.850	09/01/43	205,129
4,500,000		Walt Disney Co	3.000	09/15/22	4,649,612
3,000,000		Walt Disney Co	3.700	03/23/27	3,317,408
110,000		Walt Disney Co	7.625	11/30/28	144,803
5,325,000		Walt Disney Co	2.000	09/01/29	5,194,659
85,000		Walt Disney Co	6.550	03/15/33	121,009
		TOTAL MEDIA & ENTERTAINMENT			122,927,373

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
925,000		Abbott Laboratories	3.875	09/15/25	998,810
6,092,000		Abbott Laboratories	3.750	11/30/26	6,800,819
159

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,200,000		Abbott Laboratories	5.300%	05/27/40	$1,580,866
1,550,000		AbbVie, Inc	2.850	05/14/23	1,571,184
750,000		AbbVie, Inc	3.600	05/14/25	790,179
10,650,000	g	AbbVie, Inc	2.950	11/21/26	10,850,830
4,600,000	g	AbbVie, Inc	3.200	11/21/29	4,692,799
6,500,000	g	AbbVie, Inc	4.050	11/21/39	6,816,691
2,072,000		AbbVie, Inc	4.400	11/06/42	2,302,503
1,360,000		AbbVie, Inc	4.450	05/14/46	1,445,239
2,275,000	g	AbbVie, Inc	4.250	11/21/49	2,453,972
2,900,000		Allergan Funding SCS	3.800	03/15/25	2,969,649
1,775,000		AstraZeneca plc	3.125	06/12/27	1,777,742
325,000	g	Bausch Health Cos, Inc	5.000	01/30/28	307,678
595,000	g	Bristol-Myers Squibb Co	3.625	05/15/24	628,705
1,600,000	g	Bristol-Myers Squibb Co	2.900	07/26/24	1,695,655
900,000	g	Bristol-Myers Squibb Co	3.875	08/15/25	976,481
4,500,000	g	Bristol-Myers Squibb Co	3.450	11/15/27	4,793,722
18,950,000	g	Bristol-Myers Squibb Co	3.400	07/26/29	20,824,196
5,120,000	g	Bristol-Myers Squibb Co	4.250	10/26/49	6,416,418
635,000		Gilead Sciences, Inc	4.000	09/01/36	718,965
875,000		Gilead Sciences, Inc	4.150	03/01/47	1,069,549
1,875,000		Johnson & Johnson	2.450	03/01/26	2,003,987
1,325,000		Johnson & Johnson	2.900	01/15/28	1,455,578
1,250,000		Johnson & Johnson	3.400	01/15/38	1,446,280
4,075,000		Mylan, Inc	4.550	04/15/28	3,989,445
3,050,000		Novartis Capital Corp	3.000	11/20/25	3,236,060
3,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,527,050
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			97,141,052

REAL ESTATE - 2.0%
5,450,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	5,651,636
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	450,653
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	691,305
2,775,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	3,014,695
1,450,000		American Tower Corp	3.000	06/15/23	1,451,789
2,700,000		American Tower Corp	2.950	01/15/25	2,696,800
600,000		American Tower Corp	3.375	10/15/26	600,101
10,000,000		American Tower Corp	2.750	01/15/27	9,678,152
1,200,000		American Tower Corp	3.600	01/15/28	1,199,243
5,800,000		American Tower Corp	3.800	08/15/29	5,920,423
6,950,000		American Tower Corp	2.900	01/15/30	6,763,172
3,000,000		Boston Properties LP	3.200	01/15/25	3,094,940
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	2,040,248
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,119,414
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,195,711
2,000,000		Camden Property Trust	4.250	01/15/24	2,043,711
750,000		Camden Property Trust	3.150	07/01/29	739,198
980,000		Crown Castle International Corp	4.875	04/15/22	1,028,832
400,000		Crown Castle International Corp	3.650	09/01/27	398,525
1,275,000		Crown Castle International Corp	3.800	02/15/28	1,277,165
3,300,000		Digital Realty Trust LP	2.750	02/01/23	3,281,033
1,950,000		Digital Realty Trust LP	3.700	08/15/27	1,884,433
425,000		Duke Realty LP	3.250	06/30/26	424,889
1,075,000		Duke Realty LP	4.000	09/15/28	1,114,776
850,000		Essex Portfolio LP	3.375	01/15/23	850,933
160

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,575,000		Essex Portfolio LP	3.000%	01/15/30	$4,336,769
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	324,559
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,750,720
3,000,000		Healthcare Realty Trust, Inc	3.625	01/15/28	3,008,569
900,000		Healthcare Realty Trust, Inc	2.400	03/15/30	799,061
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	652,919
4,125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	4,079,441
5,525,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	4,941,063
1,500,000		Healthpeak Properties, Inc	4.250	11/15/23	1,417,469
6,800,000		Healthpeak Properties, Inc	3.500	07/15/29	6,651,694
5,500,000		Highwoods Realty LP	3.875	03/01/27	5,480,415
1,025,000		Highwoods Realty LP	4.125	03/15/28	1,102,138
1,350,000		Highwoods Realty LP	4.200	04/15/29	1,381,804
6,510,000		Highwoods Realty LP	3.050	02/15/30	5,885,669
835,000		Hudson Pacific Properties LP	3.950	11/01/27	795,590
775,000		iStar, Inc	4.750	10/01/24	651,000
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,193,198
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,182,481
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,093,149
1,150,000		Mid-America Apartments LP	3.600	06/01/27	1,157,327
7,350,000		Mid-America Apartments LP	2.750	03/15/30	6,806,086
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,083,645
625,000		National Retail Properties, Inc	4.000	11/15/25	643,629
1,850,000		National Retail Properties, Inc	3.600	12/15/26	1,851,859
1,150,000		ProLogis LP	4.375	02/01/29	1,291,308
600,000		Regency Centers Corp	3.750	11/15/22	587,999
1,100,000		Regency Centers LP	3.900	11/01/25	1,125,756
1,950,000		Regency Centers LP	3.600	02/01/27	1,963,865
4,650,000		Regency Centers LP	2.950	09/15/29	4,383,783
646,000		SITE Centers Corp	3.625	02/01/25	654,245
1,000,000		SITE Centers Corp	4.700	06/01/27	1,034,502
775,000	g	VICI Properties LP	3.500	02/15/25	715,906
400,000		Weingarten Realty Investors	3.375	10/15/22	410,114
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,918,727
475,000		Weingarten Realty Investors	4.450	01/15/24	508,952
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,073,164
700,000		Weingarten Realty Investors	3.250	08/15/26	658,020
		TOTAL REAL ESTATE			134,208,372

RETAILING - 0.4%
1,100,000		AutoNation, Inc	3.800	11/15/27	975,732
90,000	g	Camelot Finance S.A.	4.500	11/01/26	87,300
2,175,000		Home Depot, Inc	2.000	04/01/21	2,177,891
520,000		Home Depot, Inc	2.625	06/01/22	528,924
850,000	g	Lithia Motors, Inc	4.625	12/15/27	765,085
4,215,000		O’Reilly Automotive, Inc	3.550	03/15/26	4,259,109
2,175,000		O’Reilly Automotive, Inc	3.600	09/01/27	2,089,854
2,100,000		O’Reilly Automotive, Inc	4.200	04/01/30	2,174,776
715,000		Penske Automotive Group, Inc	5.500	05/15/26	651,351
500,000	g	PetSmart, Inc	7.125	03/15/23	471,000
500,000	g	PetSmart, Inc	5.875	06/01/25	492,500
1,250,000	g	PetSmart, Inc	8.875	06/01/25	1,131,250
375,000		QVC, Inc	4.750	02/15/27	331,956
161

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	g	Staples, Inc	7.500%	04/15/26	$1,750,012
1,900,000		Target Corp	3.375	04/15/29	2,053,390
6,325,000		Target Corp	2.350	02/15/30	6,369,525
675,000		Target Corp	2.650	09/15/30	691,136
		TOTAL RETAILING			27,000,791

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
5,600,000		Intel Corp	2.875	05/11/24	5,867,757
1,500,000		Intel Corp	2.600	05/19/26	1,585,122
3,700,000		Intel Corp	3.750	03/25/27	4,067,931
260,000		Intel Corp	3.150	05/11/27	279,510
1,150,000		Intel Corp	3.734	12/08/47	1,343,124
2,250,000	g	NXP BV	4.875	03/01/24	2,402,281
2,700,000	g	NXP BV	3.875	06/18/26	2,626,060
1,100,000		Texas Instruments, Inc	2.625	05/15/24	1,146,993
1,100,000		Texas Instruments, Inc	4.150	05/15/48	1,360,463
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			20,679,241

SOFTWARE & SERVICES - 1.5%
2,325,000		Activision Blizzard, Inc	2.300	09/15/21	2,341,075
2,675,000		Activision Blizzard, Inc	3.400	09/15/26	2,820,866
9,955,000		Adobe, Inc	2.300	02/01/30	9,951,515
1,275,000		Baidu, Inc	4.375	05/14/24	1,347,030
2,000,000		Fidelity National Information Services, Inc	3.000	08/15/26	2,042,917
2,365,000		Fidelity National Information Services, Inc	3.750	05/21/29	2,573,978
6,300,000		Fiserv, Inc	2.750	07/01/24	6,264,063
9,550,000		Fiserv, Inc	3.500	07/01/29	10,105,527
2,425,000		Global Payments, Inc	2.650	02/15/25	2,403,701
5,225,000		Global Payments, Inc	3.200	08/15/29	5,104,465
850,000		IHS Markit Ltd	4.125	08/01/23	884,408
1,375,000		IHS Markit Ltd	4.250	05/01/29	1,454,076
3,075,000		International Business Machines Corp	2.850	05/13/22	3,158,567
11,975,000		International Business Machines Corp	3.500	05/15/29	13,073,507
19,000,000		Microsoft Corp	2.400	08/08/26	20,093,426
1,200,000		Microsoft Corp	4.100	02/06/37	1,465,075
1,860,000		Microsoft Corp	3.700	08/08/46	2,206,327
550,000	g	Open Text Holdings, Inc	4.125	02/15/30	517,138
5,550,000		Oracle Corp	2.950	04/01/30	5,583,312
3,750,000		Oracle Corp	3.600	04/01/40	3,732,958
175,000	g	Presidio Holdings, Inc	4.875	02/01/27	157,500
2,200,000	g	Prosus NV	3.680	01/21/30	1,991,083
875,000		salesforce.com, Inc	3.700	04/11/28	965,898
		TOTAL SOFTWARE & SERVICES			100,238,412

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
3,450,000		Amphenol Corp	2.800	02/15/30	3,141,087
8,575,000		Apple, Inc	2.450	08/04/26	8,985,199
19,975,000		Apple, Inc	2.050	09/11/26	20,604,477
1,100,000		Apple, Inc	4.650	02/23/46	1,522,910
12,850,000		Broadcom Corp	3.875	01/15/27	12,249,473
10,000,000		Cisco Systems, Inc	1.850	09/20/21	10,069,342
725,000	g	CommScope, Inc	5.500	06/15/24	669,537
500,000	g	CommScope, Inc	6.000	06/15/25	457,600
162

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$675,000		Corning, Inc	4.375%	11/15/57	$701,740
3,375,000	g	Dell International LLC	4.420	06/15/21	3,411,229
4,450,000	g	Dell International LLC	5.300	10/01/29	4,328,432
2,390,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,037,475
1,100,000	g	L3Harris Technologies, Inc	3.850	06/15/23	1,144,351
1,500,000		L3Harris Technologies, Inc	2.900	12/15/29	1,417,303
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,042,231
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	534,137
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			74,316,523

TELECOMMUNICATION SERVICES - 2.6%
360,000		AT&T, Inc	3.800	03/15/22	371,836
4,936,000		AT&T, Inc	3.000	06/30/22	4,977,775
7,190,000		AT&T, Inc	3.400	05/15/25	7,436,630
1,725,000		AT&T, Inc	3.600	07/15/25	1,791,361
1,000,000		AT&T, Inc	2.950	07/15/26	983,711
4,250,000		AT&T, Inc	3.800	02/15/27	4,415,751
10,000,000		AT&T, Inc	4.100	02/15/28	10,502,161
6,025,000		AT&T, Inc	4.350	03/01/29	6,478,251
13,425,000		AT&T, Inc	4.300	02/15/30	14,449,610
2,300,000		AT&T, Inc	4.500	05/15/35	2,507,549
6,000,000		AT&T, Inc	4.900	08/15/37	6,733,849
11,175,000		AT&T, Inc	4.500	03/09/48	12,127,775
5,000,000		AT&T, Inc	4.550	03/09/49	5,381,031
2,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	1,842,440
450,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	412,229
2,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	1,725,000
2,500,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,468,636
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	859,276
1,325,000	g	Front Range BidCo, Inc	4.000	03/01/27	1,267,859
1,375,000	g	Globo Comunicacao e Participacoes S.A.	4.875	01/22/30	1,174,937
2,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	1,905,494
2,000,000	g	Network i2i Ltd	5.650	N/A‡	1,610,000
500,000		Orange S.A.	5.375	01/13/42	640,059
1,800,000	g	Oztel Holdings SPC Ltd	6.625	04/24/28	1,275,709
510,000		Rogers Communications, Inc	3.625	12/15/25	539,611
1,900,000		Rogers Communications, Inc	3.700	11/15/49	1,965,428
4,700,000		Telefonica Emisiones SAU	4.103	03/08/27	4,874,459
206,000		Verizon Communications, Inc	3.376	02/15/25	220,970
950,000		Verizon Communications, Inc	4.125	03/16/27	1,057,137
22,336,000		Verizon Communications, Inc	4.329	09/21/28	25,739,994
7,300,000		Verizon Communications, Inc	3.875	02/08/29	8,171,200
11,097,000		Verizon Communications, Inc	4.272	01/15/36	12,964,197
3,000,000		Verizon Communications, Inc	4.000	03/22/50	3,560,419
6,625,000		Vodafone Group plc	4.375	05/30/28	6,965,313
7,000,000		Vodafone Group plc	4.250	09/17/50	7,194,891
		TOTAL TELECOMMUNICATION SERVICES			166,592,548

TRANSPORTATION - 1.1%
3,000,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	2,386,104
5,000,000		Boeing Co	2.950	02/01/30	4,630,357
2,000,000		Boeing Co	3.750	02/01/50	1,826,650
3,825,000		Burlington Northern Santa Fe LLC	3.550	02/15/50	4,188,022
163

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$975,000		Canadian Pacific Railway Co	2.050%	03/05/30	$905,340
1,000,000		CSX Corp	2.600	11/01/26	1,018,512
625,000		CSX Corp	3.250	06/01/27	641,966
700,000		CSX Corp	3.800	03/01/28	743,336
9,715,000		CSX Corp	4.250	03/15/29	10,900,513
5,400,000		CSX Corp	2.400	02/15/30	5,317,788
1,800,000		CSX Corp	4.300	03/01/48	1,975,540
4,000,000		CSX Corp	3.350	09/15/49	3,787,829
2,200,000		Delta Air Lines, Inc	3.800	04/19/23	2,067,462
3,475,000		Delta Air Lines, Inc	2.900	10/28/24	2,781,349
2,275,000		Delta Air Lines, Inc	3.750	10/28/29	1,833,371
2,025,000	g	DP World Ltd	5.625	09/25/48	1,690,875
13,100,000		FedEx Corp	3.100	08/05/29	12,875,349
1,100,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	989,233
775,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	730,437
1,243,000	g	Mexico City Airport Trust	4.250	10/31/26	1,109,377
2,650,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,636,750
5,200,000		Union Pacific Corp	3.950	09/10/28	5,582,614
2,175,000	g	Union Pacific Corp	3.839	03/20/60	2,327,587
		TOTAL TRANSPORTATION			72,946,361

UTILITIES - 2.8%
1,975,000	g	Adani Transmission Ltd	4.250	05/21/36	1,778,377
1,000,000		AEP Transmission Co LLC	3.100	12/01/26	1,039,431
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	1,012,128
725,000		Alabama Power Co	4.150	08/15/44	681,101
3,000,000		Alabama Power Co	3.450	10/01/49	3,052,781
4,600,000		Ameren Corp	3.650	02/15/26	4,668,886
1,650,000		American Water Capital Corp	3.000	12/01/26	1,654,807
1,400,000		American Water Capital Corp	4.000	12/01/46	1,418,073
2,275,000		American Water Capital Corp	3.750	09/01/47	2,279,734
375,000		Atmos Energy Corp	4.125	10/15/44	407,426
3,000,000		Avangrid, Inc	3.150	12/01/24	2,984,194
800,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	679,651
2,050,000		Baltimore Gas & Electric Co	3.750	08/15/47	2,217,983
2,750,000		Baltimore Gas & Electric Co	3.200	09/15/49	2,620,928
4,950,000		Berkshire Hathaway Energy Co	3.250	04/15/28	5,120,462
1,075,000		Black Hills Corp	4.250	11/30/23	1,127,616
850,000		Black Hills Corp	3.150	01/15/27	907,472
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	160,352
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	813,616
1,125,000		CMS Energy Corp	3.600	11/15/25	1,247,066
395,000		Commonwealth Edison Co	5.900	03/15/36	467,379
5,000,000		Commonwealth Edison Co	3.000	03/01/50	4,711,388
1,675,000		Consumers Energy Co	3.500	08/01/51	1,801,833
2,100,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	2,040,437
1,550,000		Dominion Resources, Inc	2.000	08/15/21	1,540,818
2,975,000		DTE Electric Co	2.625	03/01/31	2,970,002
2,325,000		DTE Electric Co	3.750	08/15/47	2,452,618
3,850,000		DTE Electric Co	2.950	03/01/50	3,591,378
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	260,920
3,050,000		Duke Energy Corp	1.800	09/01/21	3,029,244
7,575,000		Duke Energy Corp	2.650	09/01/26	7,517,418
3,125,000		Duke Energy Corp	3.750	09/01/46	2,995,675
164

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,782,959		Duke Energy Florida Project Finance LLC	1.731%	09/01/22	$1,803,749
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	686,324
2,000,000		Enel Chile S.A.	4.875	06/12/28	1,972,000
4,994,000		Entergy Corp	4.000	07/15/22	5,124,022
3,075,000		Entergy Corp	2.950	09/01/26	3,047,932
3,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	3,043,680
900,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	621,635
3,000,000		Eversource Energy	3.450	01/15/50	2,702,380
1,225,000		Exelon Corp	4.050	04/15/30	1,213,216
2,975,000		Exelon Generation Co LLC	3.400	03/15/22	3,008,345
2,750,000		Florida Power & Light Co	2.850	04/01/25	2,891,958
2,700,000		Florida Power & Light Co	3.990	03/01/49	3,045,006
2,275,000		Florida Power & Light Co	3.150	10/01/49	2,360,096
500,000	g	IHS Netherlands Holdco BV	7.125	03/18/25	437,726
1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,198,476
2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	1,755,000
555,000		Integrys Energy Group, Inc	4.170	11/01/20	558,645
4,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	4,028,923
2,200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	2,342,936
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,002,285
7,275,000		MidAmerican Energy Co	3.650	04/15/29	7,946,280
2,175,000		MidAmerican Energy Co	3.650	08/01/48	2,334,513
1,650,000		Nevada Power Co	2.400	05/01/30	1,575,366
300,000		NextEra Energy Capital Holdings, Inc	3.250	04/01/26	310,483
1,850,000		NextEra Energy Capital Holdings, Inc	2.750	11/01/29	1,785,613
3,075,000		NiSource, Inc	3.490	05/15/27	3,111,229
1,800,000		Northern States Power Co	2.900	03/01/50	1,773,657
1,250,000		NRG Energy, Inc	5.750	01/15/28	1,275,000
2,000,000		NSTAR Electric Co	3.200	05/15/27	2,018,468
850,000		NSTAR Electric Co	3.950	04/01/30	951,408
2,175,000		Ohio Power Co	4.150	04/01/48	2,285,235
2,175,000		Ohio Power Co	4.000	06/01/49	2,244,617
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	219,096
700,000		ONE Gas, Inc	3.610	02/01/24	706,512
1,375,000		PECO Energy Co	3.000	09/15/49	1,399,367
1,400,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	1,302,000
2,000,000	g	Perusahaan Listrik Negara PT	3.375	02/05/30	1,820,000
1,750,000	g	Petra Diamonds US Treasury plc	7.250	05/01/22	402,500
135,000		Potomac Electric Power Co	7.900	12/15/38	195,677
2,400,000		PPL Capital Funding, Inc	3.950	03/15/24	2,475,233
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,008,673
1,175,000	g	Promigas S.A. ESP	3.750	10/16/29	953,818
3,450,000		PSEG Power LLC	3.850	06/01/23	3,509,263
3,225,000		Public Service Co of Colorado	3.200	03/01/50	3,263,381
1,450,000		Public Service Electric & Gas Co	3.200	08/01/49	1,448,543
1,750,000		Southern Co	4.400	07/01/46	1,829,288
2,075,000		Southern Co Gas Capital Corp	3.875	11/15/25	2,175,743
1,250,000		Southern Co Gas Capital Corp	4.400	06/01/43	1,297,464
1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,051,244
4,950,000		Southern Power Co	2.500	12/15/21	4,875,671
1,925,000		Southern Power Co	4.150	12/01/25	1,984,995
2,000,000		Southwestern Public Service Co	3.400	08/15/46	2,000,223
400,000		TC PipeLines LP	3.900	05/25/27	379,706
165

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$845,000		Virginia Electric & Power Co	2.950%	01/15/22	$851,438
	1,025,000		Virginia Electric & Power Co	2.950	11/15/26	1,055,917
	1,050,000		Virginia Electric & Power Co	3.500	03/15/27	1,099,442
	1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,060,437
	1,800,000		Xcel Energy, Inc	3.350	12/01/26	1,777,825
	470,000		Xcel Energy, Inc	4.800	09/15/41	506,714
			TOTAL UTILITIES			183,357,567

			TOTAL CORPORATE BONDS			2,538,670,769
			(Cost $2,560,733,621)

GOVERNMENT BONDS - 28.7%

AGENCY SECURITIES - 0.5%
	1,005,132		AMAL Ltd	3.465	08/21/21	1,020,387
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,623,758
	3,599,000		Canal Barge Co, Inc	4.500	11/12/34	4,328,183
	6,250,000		Overseas Private Investment Corp (OPIC)	3.520	09/20/32	7,145,830
	11,000,000	g	Private Export Funding Corp (PEFCO)	3.266	11/08/21	11,355,149
	2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,351,018
	1,540,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,566,627
			TOTAL AGENCY SECURITIES			30,390,952

FOREIGN GOVERNMENT BONDS - 2.9%
	2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	2,040,493
	1,500,000	g	Abu Dhabi Government International Bond	2.500	09/30/29	1,459,486
	3,150,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	2,926,980
	1,775,000	g	Angolan Government International Bond	8.000	11/26/29	719,692
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,324,615
	1,045,000	†	Argentina Republic Government International Bond	5.625	01/26/22	303,050
	2,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	1,812,309
	8,200	g	Barbados Government International Bond	6.500	02/01/21	7,954
	133,900	g	Barbados Government International Bond	6.500	10/01/29	119,840
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,286,125
	1,575,000	g	Bermuda Government International Bond	4.750	02/15/29	1,590,750
	1,660,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,664,997
	1,450,000		Brazilian Government International Bond	5.625	02/21/47	1,491,339
	1,500,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,505,135
	5,950,000		Chile Government International Bond	2.550	01/27/32	5,944,050
	3,200,000		Colombia Government International Bond	3.000	01/30/30	2,916,800
	1,200,000		Colombia Government International Bond	5.000	06/15/45	1,230,000
	825,000	g	Costa Rica Government International Bond	6.125	02/19/31	697,125
	2,925,000	g	Costa Rica Government International Bond	5.625	04/30/43	2,106,000
DOP	121,500,000	g	Dominican Republic Government International Bond	8.900	02/15/23	2,102,834
	120,000,000	g	Dominican Republic Government International Bond	12.000	03/05/32	2,081,860
	$3,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	2,640,000
	2,425,000	†,g	Ecuador Government International Bond	9.650	12/13/26	630,500
	1,125,000	g	Egypt Government International Bond	5.577	02/21/23	1,040,330
EUR	3,000,000	g	Egypt Government International Bond	5.625	04/16/30	2,515,674
	$1,050,000	g	Egypt Government International Bond	8.500	01/31/47	855,933
166

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$1,200,000	g	El Salvador Government International Bond		7.625%	02/01/41	$984,012
	1,070,000	g	El Salvador Government International Bond		7.125	01/20/50	823,900
	395,000		European Investment Bank		4.875	02/15/36	587,869
	1,500,000	g	Export-Import Bank of China		2.850	09/16/20	1,513,466
	4,400,000	g	Export-Import Bank of India		3.875	02/01/28	4,049,988
	950,000	g	Ghana Government International Bond		8.125	03/26/32	670,579
	1,500,000	g	Ghana Government International Bond		8.627	06/16/49	1,044,000
	850,000	g	Guatemala Government International Bond		4.500	05/03/26	824,500
	1,550,000	g	Guatemala Government International Bond		4.375	06/05/27	1,488,000
EUR	1,750,000	g	Hellenic Republic Government International Bond		1.875	07/23/26	1,965,885
	3,200,000	g	Honduras Government International Bond		6.250	01/19/27	2,784,032
IDR	28,000,000,000		Indonesia Treasury Bond		7.000	09/15/30	1,605,150
	25,500,000,000		Indonesia Treasury Bond		7.500	08/15/32	1,444,198
	$2,050,000	g	Iraq Government International Bond		5.800	01/15/28	1,558,410
	3,100,000		Israel Government International Bond		3.250	01/17/28	3,288,236
	2,175,000		Israel Government International Bond		4.125	01/17/48	2,327,398
	1,496,250	g	Ivory Coast Government International Bond (Step Bond)		5.750	12/31/32	1,339,144
	3,050,000		Jamaica Government International Bond		7.875	07/28/45	3,263,531
	1,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	1,004,784
	1,280,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	1,297,499
	1,500,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	1,618,137
	1,500,000	g	Jordan Government International Bond		5.750	01/31/27	1,322,053
	1,375,000	g	Kenya Government International Bond		7.000	05/22/27	1,265,325
	1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,153,739
	2,080,000	g	Kommunalbanken AS.		2.750	02/05/24	2,244,455
	2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	1.334	03/12/21	1,997,611
	1,650,000	g	Korea Housing Finance Corp		2.000	10/11/21	1,658,811
	1,500,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,555,290
	15,000,000		Kreditanstalt fuer Wiederaufbau		2.750	10/01/20	15,165,338
	2,200,000		Mexico Government International Bond		4.150	03/28/27	2,248,400
	1,950,000		Mexico Government International Bond		3.250	04/16/30	1,828,125
	3,424,000		Mexico Government International Bond		6.050	01/11/40	4,056,995
	1,500,000	g	Mongolia Government International Bond		5.125	12/05/22	1,334,013
	2,000,000	g	Morocco Government International Bond		5.500	12/11/42	2,120,240
	2,500,000	g	Namibia Government International Bond		5.250	10/29/25	2,141,042
	2,000,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	2,047,817
	2,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	2,130,347
	2,425,000	g	Nigeria Government International Bond		6.500	11/28/27	1,673,154
	1,500,000	g	Oman Government International Bond		6.000	08/01/29	1,075,955
	3,000,000		Panama Government International Bond		4.300	04/29/53	3,228,780
	3,225,000	g	Panama Notas del Tesoro		3.750	04/17/26	3,225,000
	475,000	g	Paraguay Government International Bond		4.700	03/27/27	475,005
	725,000	g	Paraguay Government International Bond		5.400	03/30/50	725,007
	3,400,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	3,424,786
	4,650,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	4,696,826
	1,825,000		Peruvian Government International Bond		4.125	08/25/27	2,057,706
PEN	6,775,000	g	Peruvian Government International Bond		5.400	08/12/34	1,954,469
	$633,333	g	Petroamazonas EP		4.625	11/06/20	618,968
	2,600,000		Philippine Government International Bond		3.750	01/14/29	2,860,616
	620,000		Province of Quebec Canada		7.500	09/15/29	938,450
	1,500,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	675,000
167

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,300,000	g	Republic of Belarus International Bond	7.625%	06/29/27	$1,302,827
	5,000,000		Republic of Italy Government International Bond	4.000	10/17/49	4,680,042
	2,200,000	g	Republic of Paraguay	6.100	08/11/44	2,310,022
	2,150,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	2,102,443
	5,400,000	g	Saudi Government International Bond	4.500	04/17/30	5,828,898
	2,000,000	g	Saudi Government International Bond	3.750	01/21/55	1,840,188
	1,500,000	g	Senegal Government International Bond	6.250	05/23/33	1,342,009
RSD	290,000,000		Serbia Treasury Bonds	5.875	02/08/28	3,261,259
	$2,000,000		South Africa Government International Bond	5.875	09/16/25	1,911,160
	2,900,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	2,955,680
	1,500,000	g	Sri Lanka Government International Bond	6.850	03/14/24	943,937
	2,050,000		State of Israel	3.375	01/15/50	1,988,500
	1,700,000		Svensk Exportkredit AB	1.750	05/18/20	1,699,095
EUR	3,475,000	g	Ukraine Government International Bond	4.375	01/27/30	3,066,344
	$1,026,946		Uruguay Government International Bond	4.375	01/23/31	1,116,814
	2,400,000	†,g	Zambia Government International Bond	8.500	04/14/24	936,581
			TOTAL FOREIGN GOVERNMENT BONDS			191,681,711

MORTGAGE BACKED - 11.6%
	629		Federal Home Loan Mortgage Corp (FHLMC)	7.500	11/15/21	651
	911		FHLMC	6.000	05/15/22	937
	9,825,000		FHLMC	3.000	10/15/33	10,955,221
	5,586,748		FHLMC	3.500	08/15/43	5,947,913
	5,566,577	i	FHLMC	5.215	03/15/44	1,086,274
	16,371,631		FHLMC	4.000	10/01/47	17,818,266
	7,797,972	i	FHLMC	8.793	06/15/48	9,337,182
	2,548,376		FHLMC	3.000	09/01/48	2,689,367
	9,414,998	i	FHLMC	8.713	10/15/48	11,868,125
	129		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	130
	689		FGLMC	8.000	01/01/31	717
	14,075		FGLMC	8.000	09/01/31	16,647
	75,809		FGLMC	7.000	12/01/31	88,000
	69,273		FGLMC	4.500	07/01/33	75,737
	472,430		FGLMC	7.000	12/01/33	557,446
	165,435		FGLMC	4.500	04/01/35	180,926
	150,861		FGLMC	7.000	05/01/35	178,290
	2,864,596		FGLMC	5.000	06/01/36	3,187,830
	120,944		FGLMC	5.000	07/01/39	134,092
	2,589,486		FGLMC	5.000	08/01/44	2,880,088
	143,183		FGLMC	4.500	11/01/44	159,168
	216,149		FGLMC	4.500	11/01/44	240,106
	92,740		FGLMC	4.500	12/01/44	101,567
	132,456		FGLMC	4.500	12/01/44	147,071
	1,007,573		FGLMC	3.500	04/01/45	1,082,631
	22,180,826		FGLMC	3.500	08/01/45	23,881,949
	27,043,993		FGLMC	3.500	10/01/45	29,017,130
	5,604,636		FGLMC	4.000	12/01/45	6,113,452
	31,576,806		FGLMC	3.500	08/01/46	33,881,005
	28,098,056		FGLMC	3.000	02/01/47	29,636,928
	7,304,215		FGLMC	4.500	06/01/47	8,112,727
	6,545,282		FGLMC	4.000	09/01/47	7,183,327
	8,404,964		FGLMC	3.500	12/01/47	9,017,739
168

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$22,125,127		FGLMC	3.500%	03/01/48	$23,735,890
19,504,830		FGLMC	4.000	03/01/48	21,226,106
4,738,729		FGLMC	4.000	07/01/48	5,156,940
23,699,078		FGLMC	4.500	08/01/48	25,961,933
82		Federal National Mortgage Association (FNMA)	6.500	07/25/20	83
223		FNMA	8.000	07/01/24	248
182		FNMA	7.500	01/01/29	203
1,038		FNMA	7.500	03/01/31	1,248
1,974,726		FNMA	3.500	05/01/32	2,085,288
1,013,114		FNMA	3.500	11/01/32	1,071,665
1,104,356		FNMA	5.000	05/01/35	1,226,819
821,460		FNMA	5.000	10/01/35	914,538
435,057		FNMA	5.000	02/01/36	484,425
433,645		FNMA	5.500	11/01/38	491,823
367,122		FNMA	5.500	03/01/39	414,763
15,101,821		FNMA	3.000	10/01/39	15,873,189
906,038		FNMA	5.000	09/01/40	1,004,373
471,771		FNMA	4.000	02/01/41	510,499
750,495		FNMA	5.000	05/01/41	832,637
13,993,546		FNMA	4.000	09/01/42	15,350,354
1,243,812		FNMA	3.500	04/01/43	1,335,706
6,271,300		FNMA	3.000	04/25/43	6,663,016
1,071,628		FNMA	3.500	09/01/43	1,150,806
5,898,352	i	FNMA	5.003	09/25/43	1,238,073
3,651,334		FNMA	4.000	01/01/44	3,974,481
2,616,106		FNMA	4.500	03/01/44	2,940,988
1,096,531		FNMA	4.500	06/01/44	1,218,942
4,268,737		FNMA	4.500	06/01/44	4,744,520
1,139,113		FNMA	3.500	07/01/44	1,219,974
2,644,477		FNMA	4.500	08/01/44	2,938,223
3,586,648		FNMA	4.500	10/01/44	3,985,763
2,805,419		FNMA	4.500	11/01/44	3,114,826
2,853,367		FNMA	5.000	11/01/44	3,162,227
643,399		FNMA	4.500	12/01/44	715,108
3,038,841		FNMA	4.000	01/01/45	3,335,862
7,475,397		FNMA	3.000	02/25/45	7,871,640
2,155,768		FNMA	3.000	02/25/45	2,262,910
269,751		FNMA	3.500	03/01/45	289,771
184,334		FNMA	3.500	03/01/45	198,014
2,169,384		FNMA	3.000	03/25/45	2,303,677
5,279,443		FNMA	3.500	04/25/45	5,555,218
2,615,788		FNMA	3.500	05/01/45	2,815,563
4,716,735		FNMA	4.000	06/01/45	5,101,960
5,849,195		FNMA	4.000	12/01/45	6,362,894
15,926,296		FNMA	3.000	12/25/45	17,003,959
5,728,343		FNMA	3.500	01/01/46	6,144,720
5,132,043		FNMA	4.000	01/01/46	5,586,426
4,879,423		FNMA	4.000	03/01/46	5,275,794
4,668,039		FNMA	3.500	06/01/46	5,007,357
8,916,289		FNMA	3.500	07/01/46	9,564,407
18,514,102		FNMA	3.500	07/01/46	19,874,196
8,320,726		FNMA	3.000	10/01/46	8,638,504
2,677,012		FNMA	3.500	10/01/46	2,871,610
169

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$19,703,195		FNMA	3.000%	11/01/46	$20,787,436
3,284,190		FNMA	3.000	04/25/47	3,499,994
5,331,265		FNMA	4.500	05/01/47	5,833,715
9,665,561		FNMA	3.500	08/01/47	10,293,259
3,215,465		FNMA	3.500	09/01/47	3,420,814
3,697,088		FNMA	3.000	11/01/47	3,837,713
4,940,327		FNMA	3.000	11/01/47	5,127,406
9,360,459		FNMA	3.500	11/01/47	10,076,438
27,477,276		FNMA	4.000	12/01/47	29,905,375
13,905,175	h	FNMA	3.500	01/01/48	14,970,467
4,624,122		FNMA	3.500	01/01/48	4,976,449
6,140,648		FNMA	4.500	01/01/48	6,727,151
2,386,360		FNMA	4.500	02/01/48	2,613,214
26,786,932		FNMA	3.000	02/25/48	28,341,466
5,106,615		FNMA	4.000	03/01/48	5,555,289
10,397,632		FNMA	4.500	03/01/48	11,386,040
4,282,397		FNMA	4.500	05/01/48	4,689,505
3,299,327		FNMA	4.500	05/01/48	3,612,982
4,363,162		FNMA	5.000	06/01/48	4,715,064
4,683,070		FNMA	5.000	08/01/48	5,190,723
8,529,696		FNMA	3.000	11/25/48	873,805
54,000,000	h	FNMA	3.000	04/25/49	56,626,172
7,000,000	h	FNMA	3.500	04/25/49	7,404,961
249,857		FNMA	3.000	05/01/49	259,058
4,811,854		FNMA	3.000	06/01/49	4,989,377
4,314,595		FNMA	3.000	08/01/49	4,569,590
605,000		FNMA	2.500	04/01/50	627,002
46,070		Government National Mortgage Association (GNMA)	6.500	11/20/38	54,780
11,817		GNMA	4.500	02/20/39	13,601
415,164		GNMA	5.000	06/15/39	469,913
15,915		GNMA	4.500	08/20/41	17,944
55,923		GNMA	4.500	09/20/41	64,317
1,406,895		GNMA	3.500	06/15/42	1,514,652
11,802		GNMA	4.500	01/20/44	13,590
11,102		GNMA	4.500	02/20/44	12,583
25,239		GNMA	4.500	05/20/44	29,052
160,316		GNMA	4.500	05/20/44	184,575
181,601		GNMA	4.500	08/20/44	208,941
117,593		GNMA	4.500	09/20/44	135,410
70,179		GNMA	4.500	10/20/44	79,848
27,674		GNMA	4.500	11/20/44	29,937
115,401		GNMA	4.500	12/20/44	132,856
154,425		GNMA	4.500	02/20/45	173,769
180,887		GNMA	4.500	08/20/45	208,299
181,000		GNMA	4.500	08/20/45	208,428
167,444		GNMA	4.500	12/20/45	190,050
5,282,358	†	GNMA	4.000	06/20/46	628,926
11,065,659		GNMA	3.500	01/20/49	12,077,083
		TOTAL MORTGAGE BACKED			763,747,817

MUNICIPAL BONDS - 4.9%
7,910,000		Alabama Economic Settlement Authority	3.163	09/15/25	8,168,815
990,000		Chicago Housing Authority	3.682	01/01/25	1,076,863
170

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$380,000	City & County of San Francisco CA Community Facilities District	3.028%	09/01/23	$396,880
550,000	City & County of San Francisco CA Community Facilities District	4.038	09/01/34	604,076
3,605,000	City of Austin TX Electric Utility Revenue	2.456	11/15/22	3,685,283
2,950,000	City of Austin TX Electric Utility Revenue	2.524	11/15/23	3,025,520
3,595,000	City of Austin TX Electric Utility Revenue	2.574	11/15/24	3,712,808
2,210,000	City of Austin TX Electric Utility Revenue	2.677	11/15/25	2,291,107
3,670,000	City of Los Angeles CA	3.320	09/01/24	3,900,770
3,670,000	City of Los Angeles CA	3.450	09/01/25	3,946,571
4,945,000	City of New York NY	3.200	12/01/26	5,374,572
3,935,000	Commonwealth Financing Authority	3.864	06/01/38	4,343,492
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,855,200
1,500,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,490,595
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,484,670
2,500,000	County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,625,625
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,460,275
2,250,000	County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,402,887
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,436,825
2,380,000	County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,567,877
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,473,375
2,000,000	County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	2,137,960
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	4,158,825
470,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	501,730
4,265,000	Denver City & County School District No. 1	3.598	12/15/27	4,604,451
22,175,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	22,154,377
8,840,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	9,884,534
5,075,000	Illinois Finance Authority	3.944	08/15/47	5,538,652
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,344,007
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,006,480
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,933,870
6,335,000	Michigan Finance Authority	2.862	09/01/49	6,374,214
6,650,000	Michigan Finance Authority	2.988	09/01/49	6,592,743
3,400,000	New Jersey Economic Development Authority	7.425	02/15/29	4,056,166
4,075,000	New York State Dormitory Authority	4.294	07/01/44	4,492,402
6,000,000	New York State Dormitory Authority	3.879	07/01/46	6,237,000
850,000	Oklahoma City Economic Development Trust	3.172	09/01/21	871,820
1,120,000	Oklahoma City Economic Development Trust	3.222	09/01/22	1,169,493
810,000	Oklahoma City Economic Development Trust	3.440	09/01/24	874,687
7,500,000	Port of Morrow OR	1.582	09/01/20	7,487,400
5,000,000	Port of Morrow OR	1.782	09/01/21	5,025,000
2,000,000	Port of Seattle WA	3.471	05/01/31	2,141,080
1,625,000	Port of Seattle WA	3.571	05/01/32	1,743,365
4,355,000	Public Finance Authority	4.269	07/01/40	4,849,597
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	1,030,410
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	1,042,110
171

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359%	05/15/25	$1,314,600
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,905,291
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,716,480
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	757,365
905,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	989,627
3,980,000	Rhode Island Convention Center Authority	3.195	05/15/26	4,288,490
4,500,000	San Francisco City & County Redevelopment Agency	2.526	08/01/20	4,511,700
5,000,000	San Francisco City & County Redevelopment Agency	2.813	08/01/21	5,061,800
875,000	San Francisco City & County Redevelopment Agency	3.113	08/01/22	899,868
6,365,000	San Jose Redevelopment Agency	3.375	08/01/34	6,421,585
165,000	Santa Ana Community Redevelopment Agency Successor Agency	3.346	09/01/21	170,107
660,000	Santa Ana Community Redevelopment Agency Successor Agency	3.467	09/01/22	696,221
660,000	Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	711,559
13,060,000	State of California	4.600	04/01/38	14,379,974
3,460,000	State of Georgia	1.910	02/01/23	3,521,069
1,845,000	State of Illinois	4.700	01/01/21	1,883,450
21,060,000	State of Illinois	5.100	06/01/33	20,904,788
13,000,000	State of Michigan	1.779	11/01/21	13,139,100
7,000,000	State of Michigan	1.966	11/01/22	7,167,790
3,500,000	State of Texas	3.225	10/01/24	3,779,965
1,000,000	State of Texas	3.295	10/01/25	1,092,040
9,900,000	State of Wisconsin	3.154	05/01/27	9,812,484
1,763,000	State Public School Building Authority	5.000	09/15/27	2,045,309
7,500,000	Texas A&M University	3.993	05/15/37	8,153,625
1,920,000	University of California	1.534	05/15/20	1,919,712
1,000,000	University of California	1.784	05/15/21	1,004,090
15,000,000	University of California	1.910	05/15/21	15,070,350
3,000,000	University of California	2.220	05/15/23	3,060,630
2,000,000	University of California	2.439	05/15/24	2,062,760
2,000,000	University of California	2.589	05/15/25	2,080,620
6,635,000	University of California	3.552	05/15/39	7,304,140
	TOTAL MUNICIPAL BONDS			321,403,048

U.S. TREASURY SECURITIES - 8.8%
5,000,000	United States Treasury Bond	4.500	02/15/36	7,684,570
2,250,000	United States Treasury Bond	4.750	02/15/37	3,593,760
60,875,000	United States Treasury Bond	3.500	02/15/39	86,663,647
16,015,000	United States Treasury Bond	3.875	08/15/40	24,030,007
12,000,000	United States Treasury Bond	3.125	11/15/41	16,387,031
14,380,000	United States Treasury Bond	2.500	05/15/46	18,090,152
10,450,000	United States Treasury Bond	3.000	05/15/47	14,446,309
1,255,000	United States Treasury Bond	2.750	08/15/47	1,658,904
51,285,000	United States Treasury Bond	2.750	11/15/47	67,882,509
172

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$68,790,000		United States Treasury Bond	3.000%	02/15/48	$95,223,095
3,510,000		United States Treasury Bond	3.125	05/15/48	4,976,796
19,070,000		United States Treasury Bond	3.000	08/15/48	26,514,749
64,641,000		United States Treasury Bond	3.375	11/15/48	95,971,685
12,091,000		United States Treasury Bond	2.875	05/15/49	16,511,300
870,000		United States Treasury Bond	2.375	11/15/49	1,085,869
18,818,048	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	19,093,343
9,960,000		United States Treasury Note	2.500	12/31/20	10,136,245
9,450,000		United States Treasury Note	2.500	02/28/21	9,654,504
7,115,000		United States Treasury Note	1.625	12/31/21	7,288,706
6,775,000		United States Treasury Note	1.375	01/31/22	6,917,381
25,930,000		United States Treasury Note	0.500	03/15/23	26,092,062
681,000		United States Treasury Note	1.875	07/31/26	738,779
10,590,000		United States Treasury Note	1.625	10/31/26	11,337,505
3,150,000		United States Treasury Note	2.875	08/15/28	3,726,105
2,530,000		United States Treasury Note	3.125	11/15/28	3,055,370
600,000		United States Treasury Note	2.625	02/15/29	701,578
		TOTAL U.S. TREASURY SECURITIES			579,461,961

		TOTAL GOVERNMENT BONDS			1,886,685,489
		(Cost $1,728,615,751)

STRUCTURED ASSETS - 22.0%

ASSET BACKED - 10.5%
16,750,000		Ally Auto Receivables Trust	1.840	06/17/24	16,812,844
		Series - 2019 4 (Class A3)
320,751		American Airlines Pass Through Trust	3.575	01/15/28	304,291
		Series - 2016 1 (Class AA)
26,900,000		American Express Credit Account Master Trust	2.670	11/15/24	27,644,735
		Series - 2019 2 (Class A)
831,189	g	American Homes 4 Rent Trust	3.786	10/17/36	835,332
		Series - 2014 SFR2 (Class A)
4,000,000		AmeriCredit Automobile Receivables Trust	2.740	12/08/22	3,942,145
		Series - 2016 4 (Class D)
3,175,000		AmeriCredit Automobile Receivables Trust	2.060	04/18/24	3,221,971
		Series - 2019 3 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust	1.110	08/19/24	5,374,109
		Series - 2020 1 (Class A3)
1,235,000	g	AMSR Trust	1.819	04/17/37	1,145,093
		Series - 2020 SFR1 (Class A)
2,000,000	g,i	AMSR Trust	3.148	01/19/39	1,642,013
		Series - 2019 SFR1 (Class C)
1,700,000	g,i	AMSR Trust	3.247	01/19/39	1,356,638
		Series - 2019 SFR1 (Class D)
7,145,000	g	Applebee’s Funding LLC	4.194	06/07/49	6,498,377
		Series - 2019 1A (Class A2I)
55,677	†,g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
556,052	i	Asset Backed Securities Corp Home Equity Loan Trust	3.386	08/25/34	523,287
		Series - 2004 HE5 (Class M1)
10,000,000	g	Atrium XV	4.489	01/23/31	10,085,008
		Series - 2018 15A (Class A2)
173

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.450%	03/20/23	$3,936,103
		Series - 2019 1A (Class A)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.070	09/20/23	5,633,384
		Series - 2017 1A (Class A)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	03/20/24	7,968,185
		Series - 2017 2A (Class A)
9,100,000		BA Credit Card Trust	1.740	01/15/25	9,191,069
		Series - 2019 A1 (Class A1)
2,000,000	i	Bayview Financial Mortgage Pass-Through Trust	1.591	02/28/41	1,863,138
		Series - 2006 A (Class M3)
9,717,000	i	Bear Stearns Asset Backed Securities Trust	1.617	04/25/36	9,293,485
		Series - 2006 SD1 (Class M1)
2,070,125	g	BRE Grand Islander Timeshare Issuer LLC	3.280	09/26/33	2,044,125
		Series - 2019 A (Class A)
5,719,272	g	Capital Automotive REIT	3.660	10/15/44	5,159,819
		Series - 2014 1A (Class A)
12,854,742	g	Capital Automotive REIT	3.870	04/15/47	11,264,384
		Series - 2017 1A (Class A1)
7,000,578	g	Capital Automotive REIT	2.690	02/15/50	6,895,569
		Series - 2020 1A (Class A1)
5,850,000	g	Capital Automotive REIT	3.480	02/15/50	5,047,965
		Series - 2020 1A (Class A5)
8,050,000		Carmax Auto Owner Trust	2.180	08/15/24	8,079,277
		Series - 2019 3 (Class A3)
7,500,000		CarMax Auto Owner Trust	1.890	12/16/24	7,522,304
		Series - 2020 1 (Class A3)
708,579	i	C-BASS Trust	1.027	07/25/36	644,083
		Series - 2006 CB6 (Class A1)
8,817,685	†,g,i	CBRE Realty Finance	2.343	04/07/52	0
		Series - 2007 1A (Class A2)
30,105,000		Chase Issuance Trust	1.530	01/15/25	30,303,675
		Series - 2020 A1 (Class A1)
48,490		CIT Group Home Equity Loan Trust (Step Bond)	6.200	02/25/30	47,727
		Series - 2002 1 (Class AF6)
470,000	i	Citigroup Mortgage Loan Trust	1.697	01/25/36	450,499
		Series - 2006 WFH1 (Class M4)
1,265,000	g	Corevest American Finance Trust	1.832	03/15/50	1,178,474
		Series - 2020 1 (Class A1)
12,218,750	g	DB Master Finance LLC	3.629	11/20/47	11,755,171
		Series - 2017 1A (Class A2I)
1,627,700	g	DB Master Finance LLC	3.787	05/20/49	1,573,156
		Series - 2019 1A (Class A2I)
1,116,563	g	DB Master Finance LLC	4.352	05/20/49	1,061,214
		Series - 2019 1A (Class A23)
3,316,212	g	Diamond Resorts Owner Trust	2.890	02/20/32	3,198,725
		Series - 2019 1A (Class A)
2,605,500	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	2,528,664
		Series - 2015 1A (Class A2II)
576,725	g,i	Domino’s Pizza Master Issuer LLC	3.044	07/25/47	539,740
		Series - 2017 1A (Class A2I)
13,416,188	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	12,951,048
		Series - 2017 1A (Class A2II)
2,364,000	g	Domino’s Pizza Master Issuer LLC	4.116	07/25/48	2,282,489
		Series - 2018 1A (Class A2I)
174

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,350,000	g,i	Dryden Senior Loan Fund	2.851%	04/15/31	$2,232,910
		Series - 2018 55A (Class A1)
4,087,571	g,i	Ellington Loan Acquisition Trust	2.047	05/25/37	3,900,352
		Series - 2007 2 (Class A2C)
10,120,000		Ford Credit Auto Lease Trust	2.220	10/15/22	10,120,147
		Series - 2019 B (Class A3)
12,200,000		Ford Credit Auto Lease Trust	1.850	03/15/23	11,996,595
		Series - 2020 A (Class A3)
4,000,000		Ford Credit Auto Lease Trust	1.880	05/15/23	3,984,041
		Series - 2020 A (Class A4)
2,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	2,477,210
		Series - 2016 1 (Class A)
7,000,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	6,999,304
		Series - 2016 2 (Class A)
2,000,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	1,994,500
		Series - 2017 1 (Class A)
5,650,000		Ford Credit Floorplan Master Owner Trust	2.230	09/15/24	5,423,628
		Series - 2019 3 (Class A1)
750,000	g,i	FREMF Mortgage Trust	4.020	03/25/49	730,914
		Series - 2016 K53 (Class B)
9,750,000		GM Financial Automobile Leasing Trust	1.670	12/20/22	9,575,324
		Series - 2020 1 (Class A3)
4,500,000		GM Financial Automobile Leasing Trust	1.750	07/16/24	4,532,728
		Series - 2019 4 (Class A3)
6,050,000		GM Financial Consumer Automobile Receivables Trust	1.840	09/16/24	6,053,891
		Series - 2020 1 (Class A3)
6,200,000		GM Financial Securitized Term	2.180	04/16/24	6,226,042
		Series - 2019 3 (Class A3)
1,614,527	g	HERO Funding Trust	3.190	09/20/48	1,586,334
		Series - 2017 3A (Class A1)
588,258	g	HERO Funding Trust	3.280	09/20/48	605,906
		Series - 2017 2A (Class A1)
2,098,885	g	HERO Funding Trust	3.950	09/20/48	2,114,248
		Series - 2017 3A (Class A2)
1,176,516	g	HERO Funding Trust	4.070	09/20/48	1,228,675
		Series - 2017 2A (Class A2)
2,750,000	g	Hertz Vehicle Financing II LP	3.710	03/25/23	2,669,034
		Series - 2019 1A (Class A)
15,500,000	g	Hertz Vehicle Financing II LP	3.290	02/25/24	14,622,334
		Series - 2018 1A (Class A)
2,500,000	g	Hertz Vehicle Financing II LP	3.420	05/25/25	2,391,830
		Series - 2019 2A (Class A)
7,500,000	g	Hertz Vehicle Financing LLC	4.030	07/25/24	7,141,748
		Series - 2018 3A (Class A)
1,558,177	g	Hilton Grand Vacations Trust	2.660	12/26/28	1,529,697
		Series - 2017 AA (Class A)
1,168,633	g	Hilton Grand Vacations Trust	2.960	12/26/28	1,147,004
		Series - 2017 AA (Class B)
1,624,576	g	Hilton Grand Vacations Trust	4.000	02/25/32	1,616,260
		Series - 2018 AA (Class C)
2,255,860	g	Hilton Grand Vacations Trust	2.340	07/25/33	1,911,758
		Series - 2019 AA (Class A)
175

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,746,330	g	Hilton Grand Vacations Trust	2.840%	07/25/33	$3,855,028
		Series - 2019 AA (Class C)
166,799	i	Home Equity Asset Trust	3.986	06/25/33	156,658
		Series - 2003 1 (Class M1)
11,500,000		Honda Auto Receivables Owner Trust	1.830	01/18/24	11,413,643
		Series - 2019 4 (Class A3)
4,269,231	g	Horizon Aircraft Finance II Ltd	3.721	07/15/39	2,986,909
		Series - 2019 1 (Class A)
4,636,905	g	Horizon Aircraft Finance III Ltd	3.425	11/15/39	3,244,926
		Series - 2019 2 (Class A)
503,647	g,i	Invitation Homes Trust	1.605	06/17/37	464,098
		Series - 2018 SFR2 (Class A)
200,000	g,i	Invitation Homes Trust	2.155	06/17/37	169,931
		Series - 2018 SFR2 (Class D)
649,988	g,i	Invitation Homes Trust	1.800	07/17/37	602,836
		Series - 2018 SFR3 (Class A)
3,059,225	g,i	Invitation Homes Trust	1.900	01/17/38	2,837,156
		Series - 2018 SFR4 (Class A)
1,400,000	g,i	Invitation Homes Trust	2.450	01/17/38	1,152,926
		Series - 2018 SFR4 (Class D)
1,321,207	i	JP Morgan Mortgage Acquisition Trust	1.267	03/25/37	1,209,425
		Series - 2007 CH3 (Class A1B)
5,870,684	i	JP Morgan Mortgage Acquisition Trust	1.107	06/25/37	5,427,698
		Series - 2007 CH5 (Class A1)
337,066	g	Mid-State Capital Trust	7.000	12/15/45	347,381
		Series - 2010 1 (Class B)
2,000,000	g	MMAF Equipment Finance LLC	2.070	10/12/22	1,982,935
		Series - 2019 B (Class A2)
608,354	g	MVW Owner Trust	2.520	12/20/32	598,951
		Series - 2015 1A (Class A)
2,525,525	g	MVW Owner Trust	3.900	01/21/36	2,429,606
		Series - 2018 1A (Class C)
4,850,287	g	MVW Owner Trust	3.000	11/20/36	4,592,055
		Series - 2019 1A (Class B)
1,659,309	g	MVW Owner Trust	3.330	11/20/36	1,517,217
		Series - 2019 1A (Class C)
3,628,378	g	MVW Owner Trust	2.680	10/20/38	3,246,944
		Series - 2019 2A (Class C)
3,100,000	g	Navient Student Loan Trust	3.390	12/15/59	3,240,525
		Series - 2019 BA (Class A2A)
180,717	g,i	Orange Lake Timeshare Trust	3.030	07/09/29	179,330
		Series - 2014 AA (Class B)
1,408,302	g	Orange Lake Timeshare Trust	3.100	11/08/30	1,381,262
		Series - 2018 A (Class A)
6,698,000	g	Planet Fitness Master Issuer LLC	4.262	09/05/48	6,312,396
		Series - 2018 1A (Class A2I)
3,757,775	g	Planet Fitness Master Issuer LLC	4.666	09/05/48	3,342,466
		Series - 2018 1A (Class A2II)
1,266,397	g	Pretium Mortgage Credit Partners I LLC (Step Bond)	3.844	12/25/58	1,097,994
		Series - 2019 NPL2 (Class A1)
2,295,727	g	Progress Residential Trust	2.897	12/17/34	2,283,325
		Series - 2017 SFR2 (Class A)
176

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000	g	Progress Residential Trust	2.937%	10/17/36	$190,365
		Series - 2019 SFR4 (Class B)
2,030,058	g	PRPM LLC (Step Bond)	3.967	04/25/24	1,815,825
		Series - 2019 2A (Class A1)
820,000	i	RASC Trust	3.080	08/25/35	785,984
		Series - 2005 KS8 (Class M4)
6,849,378	g	Renew	3.950	09/20/53	7,138,330
		Series - 2018 1 (Class A)
4,000,000		Santander Drive Auto Receivables Trust	3.170	04/17/23	3,975,180
		Series - 2017 1 (Class D)
3,250,000	g	Santander Retail Auto Lease Trust	1.890	09/20/22	3,237,445
		Series - 2019 C (Class A2A)
9,800,000	g	Santander Retail Auto Lease Trust	2.300	01/20/23	9,694,360
		Series - 2019 B (Class A3)
3,250,000	g	Santander Retail Auto Lease Trust	1.860	02/21/23	3,224,237
		Series - 2019 C (Class A3)
2,330,000	g	Santander Retail Auto Lease Trust	1.930	11/20/23	2,284,433
		Series - 2019 C (Class A4)
206,031		SBA Small Business Investment Co	3.215	09/10/20	206,972
		Series - 2010 10B (Class A)
4,987,500	g	SERVPRO Master Issuer LLC	3.882	10/25/49	4,616,629
		Series - 2019 1A (Class A2)
3,782,973	g	Settlement Fee Finance LLC	3.840	11/01/49	3,608,300
		Series - 2019 1A (Class A)
603,019	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	597,877
		Series - 2015 3A (Class A)
60,302	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	59,818
		Series - 2015 3A (Class B)
887,408	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	882,213
		Series - 2016 1A (Class A)
1,709,746	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	1,686,231
		Series - 2016 2A (Class A)
219,574	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	216,618
		Series - 2016 2A (Class B)
1,167,903	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	1,150,518
		Series - 2016 3A (Class A)
718,709	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	696,918
		Series - 2016 3A (Class B)
3,816,053	g	Sierra Timeshare Receivables Funding LLC	2.910	03/20/34	3,764,849
		Series - 2017 1A (Class A)
258,891	g	Sierra Timeshare Receivables Funding LLC	3.200	03/20/34	255,029
		Series - 2017 1A (Class B)
3,106,019	g	Sierra Timeshare Receivables Funding LLC	3.650	06/20/35	2,957,221
		Series - 2018 2A (Class B)
2,678,379	g	Sierra Timeshare Receivables Funding LLC	4.170	09/20/35	2,673,865
		Series - 2018 3A (Class C)
2,730,135	g	Sierra Timeshare Receivables Funding LLC	3.200	01/20/36	2,708,950
		Series - 2019 1A (Class A)
4,023,357	g	Sierra Timeshare Receivables Funding LLC	3.770	01/20/36	3,953,569
		Series - 2019 1A (Class C)
6,766,659	g	Sierra Timeshare Receivables Funding LLC	3.120	05/20/36	6,660,617
		Series - 2019 2A (Class C)
3,788,737	g	Sierra Timeshare Receivables Funding LLC	3.000	08/20/36	3,412,249
		Series - 2019 3A (Class C)
177

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,782,322	g	SMB Private Education Loan Trust	2.430%	02/17/32	$5,819,996
		Series - 2016 B (Class A2A)
3,746,418	g	SMB Private Education Loan Trust	2.880	09/15/34	3,805,835
		Series - 2017 A (Class A2A)
2,998,170	g	SMB Private Education Loan Trust	2.820	10/15/35	2,968,208
		Series - 2017 B (Class A2A)
2,927,279	g	SoFi Professional Loan Program LLC	2.340	04/25/33	2,930,131
		Series - 2016 D (Class A2B)
4,055,086	g	SoFi Professional Loan Program LLC	2.490	01/25/36	4,076,905
		Series - 2016 E (Class A2B)
1,776,111	g	SoFi Professional Loan Program LLC	2.760	12/26/36	1,790,443
		Series - 2016 A (Class A2)
2,802,986	g	SoFi Professional Loan Program LLC	2.400	03/26/40	2,735,681
		Series - 2017 A (Class A2B)
4,267,895	g	SoFi Professional Loan Program LLC	2.740	05/25/40	4,310,085
		Series - 2017 B (Class A2FX)
1,919,301	g	SoFi Professional Loan Program LLC	2.630	07/25/40	1,898,436
		Series - 2017 C (Class A2B)
3,750,000	g	SoFi Professional Loan Program LLC	2.720	11/26/40	3,672,625
		Series - 2017 E (Class A2B)
6,750,000	g	SoFi Professional Loan Program LLC	2.840	01/25/41	6,632,992
		Series - 2017 F (Class A2FX)
11,270,461	g	SoFi Professional Loan Program LLC	2.060	05/15/46	10,977,724
		Series - 2020 A (Class A1FX)
2,418,541	g	SoFi Professional Loan Program LLC	3.120	02/25/48	2,429,331
		Series - 2018 D (Class A1FX)
2,750,000	g	SoFi Professional Loan Program LLC	3.690	06/15/48	2,660,898
		Series - 2019 A (Class A2FX)
1,496,285	g	SolarCity LMC	4.800	11/20/38	1,383,913
		Series - 2013 1 (Class A)
1,677,697	g	SolarCity LMC	4.020	07/20/44	1,569,435
		Series - 2014 2 (Class A)
13,908,400	g	Sonic Capital LLC	3.845	01/20/50	13,314,650
		Series - 2020 1A (Class A2I)
1,367,151	g,i	Starwood Waypoint Homes	1.655	01/17/35	1,252,527
		Series - 2017 1 (Class A)
229,037	i	Structured Asset Investment Loan Trust	1.847	09/25/34	202,608
		Series - 2004 8 (Class M1)
1,150,050	i	Structured Asset Investment Loan Trust	1.947	09/25/34	1,069,969
		Series - 2004 8 (Class A9)
19,009,375	g	Taco Bell Funding LLC	4.318	11/25/48	18,534,331
		Series - 2018 1A (Class A2I)
10,250,000	g	Tesla Auto Lease Trust	2.160	10/20/22	10,277,189
		Series - 2019 A (Class A3)
3,896,169	g	TLF National Tax Lien Trust	3.090	12/15/29	3,883,099
		Series - 2017 1A (Class A)
534,609	g	TLF National Tax Lien Trust	3.840	12/15/29	532,509
		Series - 2017 1A (Class B)
5,825,000		Toyota Auto Receivables Owner Trust	1.910	09/15/23	5,833,849
		Series - 2019 C (Class A3)
14,800,000		Toyota Auto Receivables Owner Trust	1.660	05/15/24	14,750,672
		Series - 2020 A (Class A3)
3,800,000	g	Tricon American Homes Trust	4.878	11/17/33	3,618,726
		Series - 2016 SFR1 (Class E)
178

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$531,214	g	Tricon American Homes Trust	2.716%	09/17/34	$521,973
		Series - 2017 SFR1 (Class A)
2,200,000	g	Tricon American Homes Trust	4.011	09/17/34	2,015,205
		Series - 2017 SFR1 (Class E)
99,717	g	Tricon American Homes Trust	2.928	01/17/36	97,880
		Series - 2017 SFR2 (Class A)
500,000	g	Tricon American Homes Trust	3.275	01/17/36	485,659
		Series - 2017 SFR2 (Class B)
8,400,000		Verizon Owner Trust	3.230	04/20/23	8,501,008
		Series - 2018 A (Class A1A)
8,500,000		Verizon Owner Trust	1.940	04/22/24	8,101,951
		Series - 2019 C (Class A1A)
28,300,000		Verizon Owner Trust	1.850	07/22/24	27,606,973
		Series - 2020 A (Class A1A)
2,372,237	g	VOLT LXXV LLC (Step Bond)	3.967	02/25/49	2,099,766
		Series - 2019 NPL2 (Class A1)
800,000	g	VOLT LXXV LLC (Step Bond)	3.967	10/25/49	594,429
		Series - 2019 NPL7 (Class A1B)
2,700,000	g	VOLT LXXXIV LLC (Step Bond)	3.967	12/27/49	2,171,520
		Series - 2019 NP10 (Class A1B)
14,286,163	g	Wendys Funding LLC	3.573	03/15/48	13,038,123
		Series - 2018 1A (Class A2I)
13,300,000		World Omni Auto Receivables Trust	1.700	01/17/23	13,010,625
		Series - 2020 A (Class A3)
		TOTAL ASSET BACKED			696,317,832

OTHER MORTGAGE BACKED - 11.5%
1,131,480	g,i	Agate Bay Mortgage Trust	3.500	11/25/44	1,120,437
		Series - 2014 3 (Class A13)
547,550	g,i	Agate Bay Mortgage Trust	3.500	09/25/45	553,695
		Series - 2015 6 (Class A9)
374,277	i	Alternative Loan Trust	1.447	06/25/34	328,842
		Series - 2004 8CB (Class M1)
656,675	i	American Home Mortgage Investment Trust	3.263	10/25/34	628,163
		Series - 2004 3 (Class 4A)
660,000	i	Ameriquest Mortgage Securities	1.967	10/25/34	615,375
		Series - 2004 R9 (Class M3)
2,486,000		Banc of America Commercial Mortgage Trust	3.705	09/15/48	2,592,936
		Series - 2015 UBS7 (Class A4)
1,910,000	i	Banc of America Commercial Mortgage Trust	4.360	09/15/48	1,879,964
		Series - 2015 UBS7 (Class B)
2,885,000	i	Banc of America Commercial Mortgage Trust	4.360	09/15/48	2,435,229
		Series - 2015 UBS7 (Class C)
2,316,556		Banc of America Commercial Mortgage Trust	1.559	07/15/49	2,303,876
		Series - 2016 UB10 (Class A1)
6,000,000		Banc of America Commercial Mortgage Trust	3.366	02/15/50	6,248,977
		Series - 2017 BNK3 (Class ASB)
8,000,000		BANK	3.731	11/15/50	8,021,335
		Series - 2017 BNK8 (Class AS)
700,000	i	BANK	4.072	11/15/50	537,648
		Series - 2017 BNK8 (Class C)
1,265,000		BANK	2.851	10/17/52	1,300,819
		Series - 2019 BN21 (Class A5)
179

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000		BANK	3.203%	12/15/52	$2,340,497
		Series - 2019 BN23 (Class AS)
7,500,000		BANK	3.289	07/15/60	7,886,611
		Series - 2017 BNK6 (Class ASB)
4,257,000		BANK	3.283	11/15/62	4,009,889
		Series - 2019 BN24 (Class AS)
1,500,000	†,g	BANK	2.500	01/15/63	971,029
		Series - 2020 BN25 (Class D)
2,000,000	g	BBCMS Mortgage Trust	3.821	09/05/32	1,981,459
		Series - 2013 TYSN (Class C)
1,500,000	g,i	BBCMS Trust	4.267	08/05/38	977,091
		Series - 2018 CHRS (Class E)
2,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.097	02/11/41	1,656,500
		Series - 2005 PWR7 (Class E)
1,350,000		Benchmark Mortgage Trust	2.687	09/15/43	1,380,871
		Series - 2020 IG1 (Class A3)
1,000,000	i	Benchmark Mortgage Trust	4.121	07/15/51	1,113,184
		Series - 2018 B4 (Class A5)
2,000,000		Benchmark Mortgage Trust	3.419	08/15/52	2,002,660
		Series - 2019 B12 (Class AS)
1,500,000		Benchmark Mortgage Trust	3.231	12/15/72	1,480,262
		Series - 2019 B15 (Class AS)
955,401	g,i	BX Commercial Mortgage Trust	1.625	10/15/36	908,762
		Series - 2019 XL (Class A)
5,000,000	i	CD Mortgage Trust	3.879	11/10/49	4,734,408
		Series - 2016 CD2 (Class B)
3,030,000	i	CD Mortgage Trust	4.027	11/10/49	2,563,358
		Series - 2016 CD2 (Class C)
9,000,000		CD Mortgage Trust	3.453	02/10/50	9,408,392
		Series - 2017 CD3 (Class AAB)
2,000,000	i	CD Mortgage Trust	4.560	02/10/50	1,647,123
		Series - 2017 CD3 (Class C)
17,068,000	i	CD Mortgage Trust	3.684	08/15/50	17,075,056
		Series - 2017 CD5 (Class AS)
3,000,000		CD Mortgage Trust	2.812	08/15/57	3,074,499
		Series - 2019 CD8 (Class ASB)
372,156	i	CHL Mortgage Pass-Through Trust	3.744	02/20/35	341,846
		Series - 2004 HYB9 (Class 1A1)
5,000,000	g	Citigroup Commercial Mortgage Trust	3.341	05/10/36	4,706,124
		Series - 2019 PRM (Class A)
3,000,000	g	Citigroup Commercial Mortgage Trust	3.896	05/10/36	2,782,411
		Series - 2019 PRM (Class C)
2,000,000	g	Citigroup Commercial Mortgage Trust	4.350	05/10/36	1,840,879
		Series - 2019 PRM (Class D)
500,000	i	Citigroup Commercial Mortgage Trust	3.758	04/10/48	477,168
		Series - 2015 GC29 (Class B)
164,260		Citigroup Commercial Mortgage Trust	1.847	11/10/48	163,875
		Series - 2015 GC35 (Class A1)
687,856	i	COBALT CMBS Commercial Mortgage Trust	5.646	04/15/47	681,205
		Series - 2007 C2 (Class C)
9,890,000	g,i	COMM Mortgage Trust	3.538	10/10/29	9,308,077
		Series - 2017 PANW (Class C)
180

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,863,085		COMM Mortgage Trust	2.853%	10/15/45	$6,765,876
		Series - 2012 CR4 (Class A3)
1,500,000	g,i	COMM Mortgage Trust	4.789	08/10/46	1,366,362
		Series - 2013 CR10 (Class C)
1,000,000	g,i	COMM Mortgage Trust	5.288	08/10/46	883,106
		Series - 2013 LC13 (Class D)
1,135,000		COMM Mortgage Trust	4.199	03/10/47	1,162,015
		Series - 2014 UBS2 (Class AM)
1,300,384		COMM Mortgage Trust	4.701	03/10/47	1,301,608
		Series - 2014 UBS2 (Class B)
750,000		COMM Mortgage Trust	4.174	05/10/47	768,071
		Series - 2014 CR17 (Class AM)
2,326,900	i	COMM Mortgage Trust	4.456	07/15/47	2,304,041
		Series - 2014 CR18 (Class B)
463,000	i	COMM Mortgage Trust	4.725	07/15/47	410,784
		Series - 2014 CR18 (Class C)
1,500,000	i	COMM Mortgage Trust	4.731	08/10/47	1,328,269
		Series - 2014 CR19 (Class C)
8,400,000		COMM Mortgage Trust	3.917	10/10/47	8,950,998
		Series - 2014 LC17 (Class A5)
2,048,818		COMM Mortgage Trust	3.040	02/10/48	2,084,246
		Series - 2015 LC19 (Class ASB)
1,000,000	i	COMM Mortgage Trust	3.829	02/10/48	959,234
		Series - 2015 LC19 (Class B)
1,500,000	g	COMM Mortgage Trust	3.000	03/10/48	973,439
		Series - 2015 CR22 (Class E)
575,000	i	COMM Mortgage Trust	3.603	03/10/48	576,203
		Series - 2015 CR22 (Class AM)
2,000,000	g,i	COMM Mortgage Trust	4.110	03/10/48	1,597,116
		Series - 2015 CR22 (Class D)
2,675,000	i	COMM Mortgage Trust	4.110	03/10/48	2,316,988
		Series - 2015 CR22 (Class C)
5,000,000		COMM Mortgage Trust	3.801	05/10/48	5,055,019
		Series - 2015 CR23 (Class AM)
3,826,295	i	COMM Mortgage Trust	4.183	05/10/48	3,755,231
		Series - 2015 CR23 (Class B)
2,000,000	i	COMM Mortgage Trust	4.304	05/10/48	1,702,626
		Series - 2015 CR23 (Class C)
3,000,000	i	COMM Mortgage Trust	4.304	05/10/48	2,388,156
		Series - 2015 CR23 (Class D)
2,691,119		COMM Mortgage Trust	3.432	08/10/48	2,826,877
		Series - 2015 CR24 (Class A4)
1,500,000	i	COMM Mortgage Trust	3.463	08/10/48	1,127,460
		Series - 2015 CR24 (Class D)
3,640,000	i	COMM Mortgage Trust	4.028	08/10/48	3,719,358
		Series - 2015 CR24 (Class AM)
2,000,000	i	COMM Mortgage Trust	4.379	08/10/48	1,960,035
		Series - 2015 CR24 (Class B)
1,500,000	i	COMM Mortgage Trust	4.379	08/10/48	1,272,697
		Series - 2015 CR24 (Class C)
2,250,000	i	COMM Mortgage Trust	4.540	08/10/48	2,206,611
		Series - 2015 CR25 (Class B)
7,500,000		COMM Mortgage Trust	3.630	10/10/48	7,796,033
		Series - 2015 CR26 (Class A4)
181

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		COMM Mortgage Trust	3.984%	10/10/48	$1,019,885
		Series - 2015 CR27 (Class AM)
3,500,000	i	COMM Mortgage Trust	4.360	10/10/48	3,399,447
		Series - 2015 CR27 (Class B)
1,000,000	i	COMM Mortgage Trust	4.484	10/10/48	933,831
		Series - 2015 CR26 (Class B)
625,000	i	COMM Mortgage Trust	4.484	10/10/48	531,512
		Series - 2015 CR26 (Class C)
2,400,000	i	COMM Mortgage Trust	4.645	10/10/48	2,046,522
		Series - 2015 LC23 (Class C)
5,000,000	i	COMM Mortgage Trust	4.646	02/10/49	5,019,292
		Series - 2016 CR28 (Class B)
1,500,000	i	COMM Mortgage Trust	5.116	08/10/50	1,510,382
		Series - 2013 CR11 (Class B)
5,000,000		COMM Mortgage Trust	3.263	08/15/57	5,036,779
		Series - 2019 GC44 (Class AM)
4,425,347	i	Connecticut Avenue Securities	3.547	05/25/24	3,970,575
		Series - 2014 C02 (Class 1M2)
318,107	i	Connecticut Avenue Securities	3.847	07/25/24	294,882
		Series - 2014 C03 (Class 2M2)
10,762,205	i	Connecticut Avenue Securities	3.947	07/25/24	9,847,420
		Series - 2014 C03 (Class 1M2)
1,260,343	i	Connecticut Avenue Securities	5.947	11/25/24	1,215,141
		Series - 2014 C04 (Class 2M2)
755,403	i	Connecticut Avenue Securities	6.497	04/25/28	699,557
		Series - 2015 C04 (Class 2M2)
1,189,333	i	Connecticut Avenue Securities	6.647	04/25/28	1,175,939
		Series - 2015 C04 (Class 1M2)
1,355,244	i	Connecticut Avenue Securities	7.697	08/25/28	1,294,109
		Series - 2016 C01 (Class 1M2)
1,783,447	i	Connecticut Avenue Securities	6.847	10/25/28	1,738,860
		Series - 2016 C03 (Class 2M2)
1,523,528	i	Connecticut Avenue Securities	5.397	01/25/29	1,454,018
		Series - 2016 C05 (Class 2M2)
3,000,000	i	Connecticut Avenue Securities	5.197	04/25/29	2,885,391
		Series - 2016 C06 (Class 1M2)
3,370,000	i	Connecticut Avenue Securities	1.797	09/25/29	2,711,689
		Series - 2017 C02 (Class 2ED4)
2,617,903	i	Connecticut Avenue Securities	3.147	01/25/30	2,527,873
		Series - 2017 C05 (Class 1M2A)
4,000,000	i	Connecticut Avenue Securities	1.397	07/25/30	3,206,611
		Series - 2018 C01 (Class 1EB1)
3,378,896	i	Connecticut Avenue Securities	1.847	08/25/30	3,107,597
		Series - 2018 C02 (Class 2EA2)
3,890,000	i	Connecticut Avenue Securities	1.797	10/25/30	3,680,107
		Series - 2018 C03 (Class 1EA2)
270,147	g,i	Connecticut Avenue Securities	3.397	07/25/31	223,877
		Series - 2019 R01 (Class 2M2)
196,878	g,i	Connecticut Avenue Securities	3.097	09/25/31	161,188
		Series - 2019 R03 (Class 1M2)
2,320,054	g,i	Connecticut Avenue Securities	1.697	01/25/40	2,227,004
		Series - 2020 R02 (Class 2M1)
133,588	g,i	Connecticut Avenue Securities	1.747	01/25/40	127,731
		Series - 2020 R01 (Class 1M1)
182

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	g,i	CPT Mortgage Trust	2.997%	11/13/39	$1,524,222
		Series - 2019 CPT (Class E)
1,360,000	g,i	Credit Suisse Commercial Mortgage Trust	1.597	05/25/36	1,281,572
		Series - 2006 CF2 (Class M3)
5,196,133	g,i	Credit Suisse Commercial Mortgage Trust	3.500	02/25/48	5,279,904
		Series - 2018 J1 (Class A11)
4,000,000		CSAIL Commercial Mortgage Trust	3.314	11/15/49	4,130,466
		Series - 2016 C7 (Class ASB)
4,750,000		DBGS Mortgage Trust	4.466	10/15/51	5,385,177
		Series - 2018 C1 (Class A4)
1,040,000	g	DBUBS Mortgage Trust	3.452	10/10/34	1,026,946
		Series - 2017 BRBK (Class A)
7,800,000	g,i	DBUBS Mortgage Trust	5.530	07/10/44	7,468,263
		Series - 2011 LC2A (Class D)
10,110,000	g,i	DBUBS Mortgage Trust	5.689	11/10/46	9,920,841
		Series - 2011 LC1A (Class C)
3,892,000	g,i	DBUBS Mortgage Trust	5.689	11/10/46	3,695,104
		Series - 2011 LC1A (Class E)
1,100,000	g,i	Ellington Financial Mortgage Trust	3.587	06/25/59	993,117
		Series - 2019 1 (Class M1)
1,232,584	i	Fieldstone Mortgage Investment Trust	1.682	12/25/35	1,182,854
		Series - 2005 2 (Class M2)
4,989,410	g,i	FirstKey Mortgage Trust	3.500	11/25/44	4,941,732
		Series - 2014 1 (Class A8)
4,181,494	g,i	Flagstar Mortgage Trust	3.500	03/25/47	4,208,637
		Series - 2017 1 (Class 1A5)
254,526	g,i	Flagstar Mortgage Trust	3.500	10/25/47	251,950
		Series - 2017 2 (Class A5)
1,327,374	g,i	Flagstar Mortgage Trust	4.113	10/25/47	1,202,046
		Series - 2017 2 (Class B3)
1,123,698	g,i	Flagstar Mortgage Trust	4.000	09/25/48	1,110,193
		Series - 2018 5 (Class A11)
7,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	7,035,531
		Series - 2014 GRCE (Class A)
10,500,000	g	GS Mortgage Securities Corp II	3.419	10/10/32	9,755,194
		Series - 2017 SLP (Class A)
1,344,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	1,332,431
		Series - 2012 ALOH (Class A)
2,590,000	i	GS Mortgage Securities Corp II	3.777	05/10/50	2,615,589
		Series - 2015 GC30 (Class AS)
1,500,000	i	GS Mortgage Securities Corp II	4.155	07/10/51	1,629,166
		Series - 2018 GS10 (Class A5)
959,356		GS Mortgage Securities Trust	1.478	05/10/49	953,377
		Series - 2016 GS2 (Class A1)
8,000,000		GS Mortgage Securities Trust	3.467	03/10/50	8,372,452
		Series - 2017 GS5 (Class AAB)
8,000,951		GS Mortgage Securities Trust	3.674	03/10/50	8,379,064
		Series - 2017 GS5 (Class A4)
4,000,000		GS Mortgage Securities Trust	3.433	05/10/50	4,067,678
		Series - 2017 GS6 (Class A3)
3,000,000	i	GS Mortgage Securities Trust	4.087	05/10/50	2,523,282
		Series - 2015 GC30 (Class C)
183

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000		GS Mortgage Securities Trust	3.837%	11/10/50	$3,198,338
		Series - 2017 GS8 (Class ABP)
2,000,000	†,g	GS Mortgage Securities Trust	3.000	02/10/52	1,221,242
		Series - 2019 GC38 (Class D)
1,400,000	g,i	GS Mortgage Securities Trust	3.550	07/10/52	1,238,258
		Series - 2019 GC40 (Class DBC)
5,816,795	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	5,836,845
		Series - 2019 PJ2 (Class A4)
2,228,474	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	2,246,801
		Series - 2019 PJ2 (Class A1)
1,638,978	i	HarborView Mortgage Loan Trust	1.370	08/19/45	1,382,819
		Series - 2005 11 (Class 2A1A)
2,000,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	2,047,158
		Series - 2016 10HY (Class A)
3,000,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	2,998,375
		Series - 2016 10HY (Class B)
3,500,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	3,399,787
		Series - 2016 10HY (Class C)
3,000,000	g,i	Hudson Yards Mortgage Trust	2.943	12/10/41	2,645,783
		Series - 2019 55HY (Class E)
5,500,000	g,i	Hudson Yards Mortgage Trust	2.943	12/10/41	4,930,415
		Series - 2019 55HY (Class D)
153,526	i	Impac CMB Trust	1.607	03/25/35	132,464
		Series - 2004 11 (Class 2A1)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	1,591,263
		Series - 2013 C16 (Class A4)
800,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	802,655
		Series - 2013 C10 (Class AS)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	4.079	01/15/46	1,449,449
		Series - 2013 C13 (Class D)
750,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.119	01/15/49	775,676
		Series - 2015 JP1 (Class AS)
500,000		JP Morgan Chase Commercial Mortgage Securities Trust	3.379	09/15/50	519,107
		Series - 2017 JP7 (Class A3)
2,010,512	g,i	JP Morgan Mortgage Trust	2.974	12/25/44	1,610,284
		Series - 2015 1 (Class B1)
399,546	g,i	JP Morgan Mortgage Trust	3.500	05/25/45	395,603
		Series - 2015 3 (Class A19)
1,681,342	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	1,654,578
		Series - 2015 6 (Class A13)
912,656	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	903,292
		Series - 2016 1 (Class A5)
870,750	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	866,727
		Series - 2016 1 (Class A13)
446,591	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	448,421
		Series - 2017 1 (Class A3)
5,858,869	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	5,857,893
		Series - 2017 2 (Class A13)
269,510	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	268,374
		Series - 2017 3 (Class 1A5)
184

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,155,376	g,i	JP Morgan Mortgage Trust	3.500%	09/25/48	$1,123,960
		Series - 2018 3 (Class A13)
1,881,668	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	1,878,873
		Series - 2018 4 (Class A5)
366,441	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	356,324
		Series - 2018 4 (Class A13)
1,517,189	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	1,474,766
		Series - 2018 5 (Class A13)
792,639	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	794,046
		Series - 2018 8 (Class A5)
1,258,863	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	1,243,664
		Series - 2018 8 (Class A13)
1,146,765	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	1,168,878
		Series - 2018 9 (Class A13)
1,271,130	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	1,287,097
		Series - 2019 1 (Class A3)
1,259,107	g,i	JP Morgan Mortgage Trust	4.751	09/25/49	1,193,904
		Series - 2019 3 (Class B1)
125,149	g,i	JP Morgan Mortgage Trust	4.000	11/25/49	125,226
		Series - 2019 5 (Class A4)
3,812,518	g,i	JP Morgan Mortgage Trust	3.895	06/25/50	3,026,744
		Series - 2020 1 (Class B2)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.133	08/15/46	1,055,155
		Series - 2013 C14 (Class A4)
4,364,171		JPMBB Commercial Mortgage Securities Trust	3.493	08/15/47	4,484,902
		Series - 2014 C21 (Class A4)
3,590,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	3,790,536
		Series - 2014 C21 (Class A5)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.898	02/15/48	960,996
		Series - 2015 C27 (Class B)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.307	02/15/48	856,214
		Series - 2015 C27 (Class C)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	3.917	05/15/48	2,045,673
		Series - 2015 C29 (Class AS)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	2,414,932
		Series - 2015 C29 (Class B)
3,000,000		JPMBB Commercial Mortgage Securities Trust	4.106	08/15/48	3,097,544
		Series - 2015 C31 (Class AS)
5,585,000	i	JPMBB Commercial Mortgage Securities Trust	4.620	08/15/48	5,538,176
		Series - 2015 C31 (Class B)
3,419,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	3,549,792
		Series - 2015 C28 (Class A4)
1,400,000		JPMBB Commercial Mortgage Securities Trust	4.023	12/15/48	1,440,742
		Series - 2015 C33 (Class AS)
9,825,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	10,410,240
		Series - 2016 C1 (Class A5)
1,700,000		JPMCC Commercial Mortgage Securities Trust	3.457	03/15/50	1,804,096
		Series - 2017 JP5 (Class A4)
1,805,000	i	JPMCC Commercial Mortgage Securities Trust	3.876	03/15/50	1,850,454
		Series - 2017 JP5 (Class AS)
1,980,016	g	Ladder Capital Commercial Mortgage Securities	3.575	02/15/36	1,970,407
		Series - 2013 GCP (Class A1)
185

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,685,304	g	LSTAR Commercial Mortgage Trust	2.579%	03/10/49	$3,699,081
		Series - 2016 4 (Class A2)
12,000,000	g,i	MAD Mortgage Trust	3.082	08/15/34	11,517,914
		Series - 2017 330M (Class A)
3,000,479	i	Merrill Lynch Mortgage Investors Trust	2.278	01/25/37	2,521,817
		Series - 2006 WMC1 (Class A1B)
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.476	11/15/45	5,019,325
		Series - 2012 C6 (Class AS)
3,022,684	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	2,956,588
		Series - 2014 C19 (Class LNC1)
2,626,344	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.384	12/15/46	2,256,080
		Series - 2014 C19 (Class LNC2)
4,601,355	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.750	12/15/46	3,792,981
		Series - 2014 C19 (Class LNC3)
3,069,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.954	02/15/47	2,786,635
		Series - 2014 C14 (Class C)
1,570,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.832	12/15/47	1,587,944
		Series - 2014 C19 (Class AS)
135,667		Morgan Stanley Bank of America Merrill Lynch Trust	3.069	02/15/48	138,423
		Series - 2015 C20 (Class ASB)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	4.160	02/15/48	977,162
		Series - 2015 C20 (Class B)
2,500,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.462	02/15/48	2,160,914
		Series - 2015 C20 (Class C)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.338	03/15/48	2,557,958
		Series - 2015 C21 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.652	03/15/48	3,011,288
		Series - 2015 C21 (Class AS)
3,649,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	3,810,530
		Series - 2015 C22 (Class A4)
3,360,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.561	04/15/48	3,358,346
		Series - 2015 C22 (Class AS)
2,130,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.057	12/15/48	1,927,512
		Series - 2013 C8 (Class C)
480,677	i	Morgan Stanley Capital I Trust	1.772	08/25/34	459,405
		Series - 2004 HE6 (Class M1)
2,940,891	i	Morgan Stanley Capital I Trust	5.945	06/11/42	2,934,817
		Series - 2007 T27 (Class AJ)
4,500,000	g	Morgan Stanley Capital I Trust	4.193	09/15/47	3,611,043
		Series - 2011 C1 (Class F)
186

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,600,000	g,i	Morgan Stanley Capital I Trust	5.375%	09/15/47	$1,372,238
		Series - 2011 C1 (Class D)
13,000,000		Morgan Stanley Capital I Trust	2.606	08/15/49	13,161,603
		Series - 2016 UB11 (Class ASB)
517,571	†,i	Morgan Stanley Capital I Trust	6.149	12/12/49	308,472
		Series - 2007 IQ16 (Class AJ)
1,000,000		Morgan Stanley Capital I Trust	4.177	07/15/51	1,099,219
		Series - 2018 H3 (Class A5)
2,500,000	g,i	MSDB Trust	3.316	07/11/39	2,359,820
		Series - 2017 712F (Class A)
1,253,000	g,i	Natixis Commercial Mortgage Securities Trust	3.790	11/15/32	1,218,213
		Series - 2018 285M (Class C)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	2.205	07/15/36	4,679,146
		Series - 2019 MILE (Class A)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust	2.505	07/15/36	2,350,245
		Series - 2019 MILE (Class B)
4,750,000	g,i	Natixis Commercial Mortgage Securities Trust	3.455	07/15/36	4,608,335
		Series - 2019 MILE (Class D)
1,000,000	g	Natixis Commercial Mortgage Securities Trust	2.707	10/15/36	904,081
		Series - 2019 1776 (Class B)
2,000,000	g	Natixis Commercial Mortgage Securities Trust	2.966	12/15/38	1,925,635
		Series - 2020 2PAC (Class A)
360,144	g,i	New Residential Mortgage Loan Trust	4.000	02/25/57	372,804
		Series - 2017 1A (Class A1)
359,428	g,i	New Residential Mortgage Loan Trust	4.000	08/27/57	371,984
		Series - 2017 6A (Class A1)
420,902	g,i	New Residential Mortgage Loan Trust	4.750	12/25/57	439,121
		Series - 2018 5A (Class A1)
369,398	i	New York Mortgage Trust	1.427	02/25/36	335,730
		Series - 2005 3 (Class A1)
18,445,000	g	One Market Plaza Trust	3.614	02/10/32	17,898,683
		Series - 2017 1MKT (Class A)
1,000,000	g	RBS Commercial Funding, Inc Trust	3.511	03/11/31	952,451
		Series - 2013 SMV (Class B)
1,425,651	g,i	Sequoia Mortgage Trust	3.500	05/25/45	1,452,875
		Series - 2015 2 (Class A1)
1,033,339	g,i	Sequoia Mortgage Trust	3.500	11/25/46	1,037,665
		Series - 2016 3 (Class A10)
145,803	g,i	Sequoia Mortgage Trust	3.500	02/25/47	146,643
		Series - 2017 1 (Class A4)
4,684,932	g,i	Sequoia Mortgage Trust	3.500	02/25/47	4,722,659
		Series - 2017 2 (Class A4)
1,077,740	g,i	Sequoia Mortgage Trust	3.500	02/25/47	1,073,681
		Series - 2017 2 (Class A19)
7,773,912	g,i	Sequoia Mortgage Trust	3.500	04/25/47	7,809,165
		Series - 2017 3 (Class A4)
97,815	g,i	Sequoia Mortgage Trust	3.500	04/25/47	98,942
		Series - 2017 3 (Class A19)
298,707	g,i	Sequoia Mortgage Trust	3.500	09/25/47	300,663
		Series - 2017 6 (Class A4)
915,961	g,i	Sequoia Mortgage Trust	3.754	09/25/47	860,610
		Series - 2017 6 (Class B1)
3,061,282	g,i	Sequoia Mortgage Trust	3.500	02/25/48	3,091,990
		Series - 2018 2 (Class A1)
187

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,629,183	g,i	Sequoia Mortgage Trust	3.500%	03/25/48	$4,660,515
		Series - 2018 3 (Class A1)
697,180	g,i	Sequoia Mortgage Trust	3.500	03/25/48	693,999
		Series - 2018 3 (Class A4)
1,354,737	g,i	Sequoia Mortgage Trust	4.000	09/25/48	1,350,111
		Series - 2018 7 (Class A4)
723,786	g,i	Sequoia Mortgage Trust	4.000	09/25/48	727,395
		Series - 2018 7 (Class A19)
503,039	g,i	Sequoia Mortgage Trust	4.000	11/25/48	515,847
		Series - 2018 8 (Class A1)
363,610	g,i	Sequoia Mortgage Trust	4.000	11/25/48	371,351
		Series - 2018 8 (Class A19)
4,114,203	g,i	Sequoia Mortgage Trust	4.000	06/25/49	4,090,814
		Series - 2019 2 (Class A1)
1,428,092	g,i	Sequoia Mortgage Trust	4.000	06/25/49	1,413,295
		Series - 2019 2 (Class A19)
7,475,238	g,i	Sequoia Mortgage Trust	3.500	11/25/49	7,582,256
		Series - 2019 4 (Class A1)
12,009,659	g,i	Sequoia Mortgage Trust	3.500	12/25/49	12,224,751
		Series - 2019 5 (Class A1)
6,934,548	g,i	Sequoia Mortgage Trust	3.500	12/25/49	7,019,557
		Series - 2019 5 (Class A19)
6,900,000	g,i	Sequoia Mortgage Trust	3.000	04/25/50	6,952,368
		Series - 2020 3 (Class A19)
299,572	g,i	Shellpoint Co-Originator Trust	3.500	11/25/46	299,960
		Series - 2016 1 (Class 1A10)
4,237,221	i	Structured Agency Credit Risk Debt Note (STACR)	3.147	09/25/24	4,207,985
		Series - 2014 HQ2 (Class M2)
1,012,540	i	STACR	4.747	03/25/25	966,025
		Series - 2015 HQ1 (Class M3)
1,309,623	i	STACR	2.897	05/25/25	1,252,817
		Series - 2015 HQ2 (Class M2)
60,501	i	STACR	3.547	12/25/27	60,324
		Series - 2015 DNA2 (Class M2)
3,307,846	i	STACR	5.597	10/25/28	3,142,452
		Series - 2016 DNA2 (Class M3)
729,090	i	STACR	2.247	03/25/29	718,802
		Series - 2016 DNA4 (Class M2)
10,525,000	i	STACR	4.197	07/25/29	9,261,985
		Series - 2017 DNA1 (Class M2)
3,335,926	i	STACR	2.147	10/25/29	3,248,128
		Series - 2017 DNA2 (Class M1)
5,900,482	i	STACR	1.697	03/25/30	5,804,056
		Series - 2017 DNA3 (Class M1)
9,314,212	i	STACR	1.897	04/25/30	8,706,814
		Series - 2017 HQA3 (Class M2AS)
709,763	i	STACR	3.297	04/25/30	609,327
		Series - HQA3 (Class M2)
933,353	g,i	STACR	3.729	02/25/48	927,410
		Series - 2018 SPI1 (Class M1)
1,066,476	g,i	STACR	3.811	05/25/48	1,031,710
		Series - 2018 SPI2 (Class M1)
188

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,499,302	g,i	STACR	4.148%	08/25/48	$1,463,934
		Series - 2018 SPI3 (Class M1)
2,435,248	g,i	STACR	4.461	11/25/48	2,002,705
		Series - 2018 SPI4 (Class M2)
1,600,000	g,i	STACR	2.997	11/25/49	1,182,028
		Series - 2019 HQA4 (Class M2)
1,770,000	g,i	STACR	2.797	02/25/50	1,124,307
		Series - 2020 DNA2 (Class M2)
1,255,000	g,i	STACR	3.911	03/25/50	807,572
		Series - 2020 HQA2 (Class M2)
2,000,000	g,i	UBS-Barclays Commercial Mortgage Trust	3.875	04/10/46	1,969,752
		Series - 2013 C6 (Class B)
3,285,000	g	UBS-Citigroup Commercial Mortgage Trust	5.154	01/10/45	3,370,632
		Series - 2011 C1 (Class AS)
2,314,362	g	VSE VOI Mortgage LLC	2.330	03/20/35	2,244,620
		Series - 2017 A (Class A)
2,077,634	g	VSE VOI Mortgage LLC	4.020	02/20/36	2,043,746
		Series - 2018 A (Class C)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	10,053,254
		Series - 2012 LC5 (Class AS)
5,372,000		Wells Fargo Commercial Mortgage Trust	3.540	05/15/48	5,550,965
		Series - 2015 C28 (Class A4)
2,100,000	i	Wells Fargo Commercial Mortgage Trust	3.658	05/15/48	2,004,198
		Series - 2015 NXS1 (Class B)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	4.158	05/15/48	1,592,784
		Series - 2015 NXS1 (Class D)
5,055,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	5,197,422
		Series - 2016 LC24 (Class ASB)
1,931,526		Wells Fargo Commercial Mortgage Trust	2.749	03/15/50	1,940,861
		Series - 2017 RB1 (Class A2)
2,900,000		Wells Fargo Commercial Mortgage Trust	3.184	04/15/50	2,948,087
		Series - 2015 LC20 (Class A5)
1,720,000		Wells Fargo Commercial Mortgage Trust	3.467	04/15/50	1,712,106
		Series - 2015 LC20 (Class AS)
2,800,000		Wells Fargo Commercial Mortgage Trust	3.453	07/15/50	2,922,273
		Series - 2017 C38 (Class A5)
3,290,000		Wells Fargo Commercial Mortgage Trust	4.302	01/15/52	3,579,135
		Series - 2018 C48 (Class A5)
2,360,000	i	Wells Fargo Commercial Mortgage Trust	3.972	09/15/57	2,404,265
		Series - 2015 NXS3 (Class AS)
2,500,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	2,611,726
		Series - 2015 NXS2 (Class A5)
2,700,000		Wells Fargo Commercial Mortgage Trust	3.952	01/15/59	2,748,506
		Series - 2016 C32 (Class AS)
1,500,000	i	Wells Fargo Commercial Mortgage Trust	4.727	01/15/59	1,499,566
		Series - 2016 C32 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	1,021,895
		Series - 2016 C36 (Class ASB)
2,359,078	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	2,376,695
		Series - 2019 2 (Class A17)
8,425,953	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	8,565,614
		Series - 2019 4 (Class A1)
1,000,000	i	WFRBS Commercial Mortgage Trust	3.714	03/15/45	983,000
		Series - 2013 C11 (Class B)
189

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		WFRBS Commercial Mortgage Trust	3.345%	05/15/45	$994,282
		Series - 2013 C13 (Class AS)
3,700,000	i	WFRBS Commercial Mortgage Trust	4.079	03/15/46	3,857,411
		Series - 2013 UBS1 (Class A4)
1,000,000	i	WFRBS Commercial Mortgage Trust	4.162	12/15/46	1,047,479
		Series - 2013 C18 (Class A5)
1,664,000	i	WFRBS Commercial Mortgage Trust	4.690	12/15/46	1,499,041
		Series - 2013 C18 (Class C)
2,225,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,330,788
		Series - 2014 C20 (Class A5)
1,250,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	1,302,463
		Series - 2014 C24 (Class A5)
		TOTAL OTHER MORTGAGE BACKED			762,149,548

		TOTAL STRUCTURED ASSETS			1,458,467,380
		(Cost $1,524,851,267)

		TOTAL BONDS			5,883,823,638
		(Cost $5,814,200,639)

SHARES		COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
9,696		Peabody Energy Corp			28,118
		TOTAL ENERGY			28,118

		TOTAL COMMON STOCKS			28,118
		(Cost $133,601)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 7.5%

GOVERNMENT AGENCY DEBT - 7.0%
$20,000,000		Federal Farm Credit Bank (FFCB)	0.500	04/13/20	19,999,533
10,000,000		FFCB	0.100	04/23/20	9,999,572
50,000,000		FFCB	0.480	05/14/20	49,995,820
5,000,000		FFCB	0.120	09/25/20	4,996,804
600,000		Federal Home Loan Bank (FHLB)	0.350	07/30/20	599,820
20,000,000		FHLMC	0.100	08/19/20	19,991,444
10,000,000		FHLMC	0.050	10/19/20	9,992,183
56,080,000		Federal Home Loan Bank (FHLB)	0.700	04/13/20	56,078,692
10,000,000		FHLB	0.120	05/11/20	9,999,222
11,000,000		FHLB	0.120	05/12/20	10,999,123
850,000		FHLB	0.030	05/18/20	849,922
14,242,000		FHLB	0.150	05/28/20	14,240,422
14,900,000		FHLB	0.170	06/24/20	14,897,567
10,000,000		FHLB	0.120	07/09/20	9,997,525
30,433,000		FHLB	0.200	07/20/20	30,424,631
25,000,000		FHLB	0.130	07/24/20	24,992,875
25,000,000		FHLB	0.150	07/31/20	24,992,438
20,000,000		FHLB	0.270	09/15/20	19,987,939
190

TIAA-CREF FUNDS – Core Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$20,000,000		FHLB	0.060%	10/01/20	$19,985,767
	20,000,000		FHLB	0.170	03/08/21	19,967,794
	9,300,000		Federal National Mortgage Association (FNMA)	0.520	04/16/20	9,299,729
	20,000,000		FNMA	0.200	10/16/20	19,984,600
	10,000,000		FNMA	0.080	11/13/20	9,991,211
	25,000,000		FNMA	0.120	12/15/20	24,973,125
	25,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.610	04/30/20	24,998,590
			TOTAL GOVERNMENT AGENCY DEBT			462,236,348

TREASURY DEBT - 0.5%
EGP	56,950,000	j	Egypt Treasury Bill	0.000	06/09/20	3,534,431
	49,900,000	j	Egypt Treasury Bill	0.000	08/11/20	3,025,437
	64,000,000	j	Egypt Treasury Bill	0.000	01/05/21	3,685,773
	$25,000,000		United States Treasury Bill	0.510	04/09/20	24,999,708
			TOTAL TREASURY DEBT			35,245,349

			TOTAL SHORT-TERM INVESTMENTS			497,481,697
			(Cost $497,227,520)
			TOTAL INVESTMENTS - 98.3%			6,491,203,212
			(Cost $6,435,901,537)
			OTHER ASSETS & LIABILITIES, NET - 1.7%			112,845,582
			NET ASSETS - 100.0%			$6,604,048,794

			Abbreviation(s):
	DOP		Dominican Republic Peso
	EGP		Egyptian Pound
	EUR		Euro
	IDR		Indonesian Rupiah
	LIBOR		London Interbank Offered Rate
	M		Month
	PEN		Peruvian Sol
	REIT		Real Estate Investment Trust
	RSD		Serbian Dinar
	W		Week

	†		Security is categorized as Level 3 in the fair value hierarchy.
	‡		Perpetual security
	g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $1,234,853,473 or 18.7% of net assets.
	h		All or a portion of these securities were purchased on a delayed delivery basis.
	i		Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
	j		Zero coupon
	k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	o		Payment in Kind Bond
	r		All or a portion of these securities represent an outstanding unfunded commitment. Refer to Note 5-investments for further details.

191

TIAA-CREF FUNDS – Core Bond Fund

Futures contracts outstanding as of March 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	7	06/19/20	$955,299	$970,813	$15,514

Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$4,268	EUR	3,825	Citibank, N.A.	04/27/20	$44
	$3,672,060	EUR	3,370,469	Citibank, N.A.	05/18/20	(52,319)
Total						$(52,275)
	$3,849,123	EUR	3,471,175	Toronto Dominion Bank	04/27/20	$16,563
Total						$(35,712)

Abbreviation(s):
EUR	Euro

Centrally cleared credit default swap contracts outstanding as of March 31, 2020 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS33V3-5Y	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	12/20/24	$14,210,000	$223,150	$444,624
CDX-NAHYS34V1-5Y	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/25	14,500,000	224,292	291,129
Total						$447,442	$735,753

(1) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

SOLD

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS33V3-5Y	Credit event as specified in contract	5.000%	Citigroup Global Markets, Inc	12/20/24	$14,210,000	$(223,235)	$(298,389)

(1) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

192

TIAA-CREF FUNDS - Core Impact Bond Fund

TIAA-CREF FUNDS

CORE IMPACT BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.2%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,926,672	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	2.739%	10/31/25	$1,791,805
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,791,805

MATERIALS - 0.1%
2,571,308	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	2.773	10/21/24	2,216,159
		TOTAL MATERIALS				2,216,159

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,862,986	†,i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.240	07/05/23	1,676,687
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,676,687

UTILITIES - 0.1%
4,776,925	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.620	11/28/24	4,275,348
		TOTAL UTILITIES				4,275,348

		TOTAL BANK LOAN OBLIGATIONS				9,959,999
		(Cost $11,114,634)

BONDS - 97.8%

CORPORATE BONDS - 47.0%

AUTOMOBILES & COMPONENTS - 0.6%
2,100,000		Aptiv plc		4.400	10/01/46	1,616,802
6,975,000		Aptiv plc		5.400	03/15/49	6,457,251
7,125,000	g,i	Harley-Davidson Financial Services, Inc	LIBOR 3 M + 0.940%	2.520	03/02/21	7,119,000
10,500,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	10,264,339
5,000,000		Magna International, Inc		3.625	06/15/24	5,202,955
		TOTAL AUTOMOBILES & COMPONENTS				30,660,347

BANKS - 11.7%
20,700,000		Bank of America Corp		2.456	10/22/25	20,875,135
3,000,000	g	Bank of Montreal		2.500	01/11/22	3,093,554
3,150,000	g	Bank of Montreal		2.100	06/15/22	3,254,085
15,750,000	i	Bank of Montreal	LIBOR 3 M + 0.630%	1.398	09/11/22	14,965,650
16,750,000	i	Bank of Montreal	SOFR + 0.680%	0.818	03/10/23	15,305,145
3,000,000	g	Bank of Nova Scotia		1.875	09/20/21	3,038,002
15,500,000		Bank of Nova Scotia		2.700	08/03/26	15,631,994
10,000,000	g	BNG Bank NV		3.125	11/08/21	10,415,372
7,500,000	g	BNG Bank NV		2.625	02/27/24	8,009,319
5,000,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	5,095,094
4,850,000	i	Canadian Imperial Bank of Commerce	SOFR + 0.800%	0.818	03/17/23	4,623,168
10,000,000	i	Canadian Imperial Bank of Commerce	LIBOR 3 M + 0.660%	1.433	09/13/23	9,549,100
17,250,000		Canadian Imperial Bank of Commerce		2.250	01/28/25	17,048,705
7,993,000	i	Citizens Bank NA	LIBOR 3 M + 0.570%	2.217	05/26/20	7,939,837
193

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$720,000	i	Citizens Bank NA	LIBOR 3 M + 0.720%	2.424%	02/14/22	$678,256
500,000	i	Citizens Bank NA	LIBOR 3 M + 0.810%	2.457	05/26/22	457,836
500,000		Citizens Bank NA		2.650	05/26/22	499,398
3,800,000		Citizens Bank NA		3.750	02/18/26	3,875,755
1,125,000		Citizens Financial Group, Inc		2.375	07/28/21	1,133,657
20,000,000		Citizens Financial Group, Inc		2.850	07/27/26	19,506,915
5,975,000		Citizens Financial Group, Inc		2.500	02/06/30	5,285,934
11,150,000		Comerica, Inc		4.000	02/01/29	11,241,183
7,200,000	g	Commonwealth Bank of Australia		3.743	09/12/39	6,078,527
6,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.430%	2.224	04/26/21	5,731,422
1,850,000		Cooperatieve Rabobank UA		2.750	01/10/22	1,861,401
250,000		Cooperatieve Rabobank UA		3.950	11/09/22	251,457
5,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	2.314	01/10/23	4,736,006
3,037,000		Cooperatieve Rabobank UA		3.750	07/21/26	2,926,373
6,785,000		Cooperatieve Rabobank UA/NY		2.500	01/19/21	6,788,134
3,150,000		Discover Bank		3.350	02/06/23	3,163,075
7,700,000		Discover Bank		3.450	07/27/26	7,529,114
6,225,000		Discover Bank		2.700	02/06/30	5,411,592
4,500,000		First Abu Dhabi Bank PJSC		3.000	03/30/22	4,450,498
9,000,000		FNB Corp		2.200	02/24/23	8,827,678
8,000,000	g	HSBC Bank Canada		1.650	09/10/22	8,098,346
8,385,000		HSBC Holdings plc		3.033	11/22/23	8,323,160
8,275,000		HSBC Holdings plc		4.950	03/31/30	9,125,998
10,000,000	i	ING Groep NV	LIBOR 3 M + 1.000%	2.909	10/02/23	9,425,090
14,850,000	g	ING Groep NV		4.625	01/06/26	15,651,290
7,213,000	g	Intesa Sanpaolo S.p.A		6.500	02/24/21	7,309,846
10,000,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	9,323,853
1,000,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	974,464
7,200,000	g	Intesa Sanpaolo S.p.A		4.000	09/23/29	6,565,704
5,525,000	g	Intesa Sanpaolo S.p.A		4.700	09/23/49	4,750,796
8,000,000	i	KeyBank NA	LIBOR 3 M + 0.660%	2.423	02/01/22	7,520,863
6,090,000		KeyBank NA		1.250	03/10/23	5,964,170
13,000,000		KeyCorp		2.250	04/06/27	12,279,158
2,625,000		KeyCorp		4.100	04/30/28	2,764,849
7,375,000		KeyCorp		2.550	10/01/29	6,647,341
10,000,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	2.474	07/26/23	9,152,978
11,330,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.270%	2.064	01/25/21	11,170,782
1,000,000		Manufacturers & Traders Trust Co		2.900	02/06/25	1,028,847
4,105,000		Manufacturers & Traders Trust Co		3.400	08/17/27	4,239,880
6,475,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	6,418,662
13,700,000	i	Mizuho Financial Group, Inc	LIBOR 3 M + 0.630%	2.309	05/25/24	12,445,080
15,250,000	g	National Bank of Canada		2.150	10/07/22	15,109,634
11,310,000		People's United Bank NA		4.000	07/15/24	11,430,743
6,250,000		People's United Financial, Inc		3.650	12/06/22	6,415,276
5,290,000	i	PNC Bank NA	LIBOR 3 M + 0.250%	2.052	01/22/21	5,206,396
7,695,000	i	PNC Bank NA	LIBOR 3 M + 0.430%	1.429	12/09/22	7,265,676
2,993,000		PNC Bank NA		2.950	01/30/23	3,073,886
10,000,000	i	Regions Bank	LIBOR 3 M + 0.380%	1.813	04/01/21	9,789,441
6,000,000	i	Regions Bank	LIBOR 3 M + 0.500%	2.207	08/13/21	5,838,913
5,000,000		Regions Financial Corp		2.750	08/14/22	4,944,107
3,000,000		Royal Bank of Canada		2.100	10/14/20	2,993,391
11,225,000	g	Shinhan Financial Group Co Ltd		3.340	02/05/30	11,603,227
11,512,000		SVB Financial Group		3.500	01/29/25	11,597,015
3,000,000	g	Toronto-Dominion Bank		1.950	04/02/20	3,000,000
194

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		Toronto-Dominion Bank		1.850%	09/11/20	$4,993,591
6,000,000	i	Toronto-Dominion Bank	LIBOR 3 M + 0.260%	1.103	09/17/20	5,960,508
1,845,000	g	Toronto-Dominion Bank		2.250	03/15/21	1,837,104
10,000,000	i	Toronto-Dominion Bank	LIBOR 3 M + 0.300%	2.070	07/30/21	9,743,716
12,500,000	g	Toronto-Dominion Bank		2.100	07/15/22	12,753,768
11,350,000		Truist Bank		2.150	12/06/24	11,242,863
4,375,000		Truist Bank		2.250	03/11/30	4,011,429
10,000,000		Truist Financial Corp		3.700	06/05/25	10,104,366
7,000,000		Truist Financial Corp		3.875	03/19/29	7,100,201
3,000,000	g	Westpac Banking Corp		2.100	02/25/21	3,022,432
4,850,000		Zions Bancorp NA		3.500	08/27/21	4,844,318
5,300,000		Zions Bancorp NA		3.350	03/04/22	5,196,579
		TOTAL BANKS				577,538,108

CAPITAL GOODS - 0.8%
3,000,000		CNH Industrial Capital LLC		3.875	10/15/21	2,983,813
4,000,000		CNH Industrial Capital LLC		4.200	01/15/24	3,907,958
3,053,000		CNH Industrial NV		3.850	11/15/27	2,942,608
3,175,000		Ingersoll-Rand Luxembourg Finance S.A.		3.500	03/21/26	3,176,309
8,975,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	9,074,115
10,500,000	g	NBM US Holdings, Inc		6.625	08/06/29	9,450,000
2,200,000		Oshkosh Corp		3.100	03/01/30	2,132,178
2,700,000		Parker-Hannifin Corp		3.250	06/14/29	2,724,494
1,000,000		Parker-Hannifin Corp		4.200	11/21/34	1,038,551
		TOTAL CAPITAL GOODS				37,430,026

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
7,500,000		Covanta Holding Corp		6.000	01/01/27	6,246,862
17,125,000	g	Standard Chartered plc		4.644	04/01/31	17,560,660
7,500,000		Visa, Inc		1.900	04/15/27	7,478,850
8,250,000		Visa, Inc		2.050	04/15/30	8,238,038
8,700,000		Visa, Inc		2.700	04/15/40	8,635,968
750,000		Waste Management, Inc		2.400	05/15/23	737,465
2,200,000		Waste Management, Inc		3.900	03/01/35	2,513,804
4,750,000		Waste Management, Inc		4.000	07/15/39	5,160,197
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				56,571,844

CONSUMER SERVICES - 1.9%
10,750,000		Conservation Fund		3.474	12/15/29	12,018,624
4,040,000		Henry J Kaiser Family Foundation		3.356	12/01/25	4,509,954
3,000,000		Low Income Investment Fund		3.386	07/01/26	3,285,515
8,900,000		Low Income Investment Fund		3.711	07/01/29	9,949,539
7,850,000		Nature Conservancy		2.843	02/01/24	7,858,409
4,100,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	5,472,011
90,000		Salvation Army		5.637	09/01/26	104,968
5,000,000		Salvation Army		4.528	09/01/48	5,364,984
6,850,000		Starbucks Corp		2.450	06/15/26	6,863,075
17,495,000		Starbucks Corp		4.450	08/15/49	19,993,749
11,440,000		Wisconsin Alumni Research Foundation		3.564	10/01/49	11,943,533
5,000,000		YMCA of Greater New York		5.021	08/01/38	6,397,789
1,500,000		YMCA of Greater New York		5.151	08/01/48	1,978,257
		TOTAL CONSUMER SERVICES				95,740,407
195

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
DIVERSIFIED FINANCIALS - 4.9%
$4,800,000		Ally Financial, Inc		3.875%	05/21/24	$4,320,000
10,000,000	i	American Express Co	LIBOR 3 M + 0.750%	2.513	08/03/23	9,385,405
5,000,000		American Express Co		3.000	10/30/24	5,158,213
10,000,000		AXA Equitable Holdings, Inc		4.350	04/20/28	9,731,071
5,000,000		AXA Equitable Holdings, Inc		5.000	04/20/48	4,724,057
9,500,000		Bank of Montreal		3.803	12/15/32	9,227,397
2,125,000		Bank of New York Mellon Corp		2.661	05/16/23	2,132,922
10,750,000		Century Housing Corp		3.995	11/01/21	11,256,018
9,220,000		Community Preservation Corp		2.867	02/01/30	9,961,198
9,813,000	i	Credit Agricole Corporate & Investment Bank S.A.	LIBOR 3 M + 0.625%	2.533	10/03/21	9,661,367
500,000	g	EDP Finance BV		5.250	01/14/21	514,156
6,575,000	g	EDP Finance BV		3.625	07/15/24	6,603,552
5,820,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	6,156,189
7,000,000	g	Federation des Caisses Desjardins du Quebec		1.950	09/26/22	7,010,286
6,000,000		Ford Foundation		3.859	06/01/47	6,963,356
750,000	i	IBM Credit LLC	LIBOR 3 M + 0.260%	2.079	01/20/21	738,461
2,250,000		Morgan Stanley		2.800	06/16/20	2,249,685
2,248,000		Reinvestment Fund, Inc		3.166	11/01/23	2,355,359
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,222,958
2,500,000		Reinvestment Fund, Inc		3.366	11/01/24	2,687,260
5,000,000		Reinvestment Fund, Inc		3.513	11/01/25	5,454,739
5,000,000		Reinvestment Fund, Inc		3.880	02/15/27	5,513,898
9,550,000		Shire Acquisitions Investments Ireland DAC		2.875	09/23/23	9,743,221
4,475,000	g	State Street Corp		2.825	03/30/23	4,515,845
5,000,000		State Street Corp		2.653	05/15/23	4,922,866
10,750,000		State Street Corp		2.354	11/01/25	10,639,842
5,500,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	5,578,664
2,175,000	i	Toronto-Dominion Bank	LIBOR 3 M + 0.930%	1.671	12/14/20	2,130,832
17,950,000		Toyota Motor Credit Corp		2.900	03/30/23	18,062,651
7,475,000		Toyota Motor Credit Corp		3.000	04/01/25	7,510,123
12,475,000		Toyota Motor Credit Corp		2.150	02/13/30	11,583,143
10,200,000		Toyota Motor Credit Corp		3.375	04/01/30	10,319,462
24,750,000		Unilever Capital Corp		2.000	07/28/26	24,691,100
3,115,000		Unilever Capital Corp		2.125	09/06/29	3,180,372
1,925,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	1,956,089
		TOTAL DIVERSIFIED FINANCIALS				239,861,757

ENERGY - 2.6%
6,829,327	g	Continental Wind LLC		6.000	02/28/33	7,172,028
5,290,000	i	Enbridge, Inc	LIBOR 3 M + 0.700%	1.441	06/15/20	5,233,053
7,600,000		Enbridge, Inc		2.500	01/15/25	7,067,244
12,500,000		Enbridge, Inc		3.125	11/15/29	11,551,950
8,175,000		EQT Corp		6.125	02/01/25	6,295,568
6,125,000		EQT Corp		7.000	02/01/30	4,563,247
1,500,000		Equinor ASA		2.900	11/08/20	1,504,789
1,735,000		Equinor ASA		2.750	11/10/21	1,753,520
500,000		Equinor ASA		3.150	01/23/22	510,399
1,000,000		Equinor ASA		2.450	01/17/23	1,016,803
500,000		Equinor ASA		2.650	01/15/24	508,149
2,000,000		Equinor ASA		3.700	03/01/24	2,078,077
3,000,000		Equinor ASA		3.950	05/15/43	3,105,706
196

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$10,705,000		Equinor ASA		3.250%	11/18/49	$10,541,635
2,900,000	g	Greenko Dutch BV		4.875	07/24/22	2,548,276
10,000,000		Noble Energy, Inc		3.900	11/15/24	8,249,246
1,925,000		ONEOK, Inc		4.000	07/13/27	1,584,571
7,246,000		ONEOK, Inc		3.400	09/01/29	5,414,634
3,350,000		ONEOK, Inc		4.950	07/13/47	2,650,052
10,000,000		ONEOK, Inc		4.450	09/01/49	7,768,872
6,100,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	2.581	04/15/20	6,094,628
5,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	5,239,000
5,869,000		Total Capital International S.A.		3.750	04/10/24	6,155,046
7,150,000		Total Capital International S.A.		2.829	01/10/30	7,240,526
9,000,000		Total Capital S.A.		4.450	06/24/20	8,996,798
4,500,000	g	Woodside Finance Ltd		3.700	03/15/28	4,325,177
		TOTAL ENERGY				129,168,994

FOOD, BEVERAGE & TOBACCO - 0.8%
9,200,000		Coca-Cola Co		1.750	09/06/24	9,365,818
7,200,000		Coca-Cola Co		2.125	09/06/29	7,202,705
4,675,000		General Mills, Inc		2.875	04/15/30	4,665,650
3,900,000		JM Smucker Co		2.375	03/15/30	3,594,583
2,625,000		PepsiCo, Inc		2.625	03/19/27	2,742,318
8,661,000		PepsiCo, Inc		2.875	10/15/49	8,988,566
		TOTAL FOOD, BEVERAGE & TOBACCO				36,559,640

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
5,500,000		Becton Dickinson & Co		2.031	06/06/22	5,144,089
7,250,000		Becton Dickinson & Co		3.363	06/06/24	7,265,683
3,909,000		Becton Dickinson & Co		4.685	12/15/44	4,112,494
10,000,000	i	Cigna Corp	LIBOR 3 M + 0.890%	2.721	07/15/23	9,297,957
2,375,000		HCA, Inc		5.125	06/15/39	2,453,005
1,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	1,008,106
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				29,281,334

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
5,150,000		Estee Lauder Cos, Inc		3.125	12/01/49	5,001,772
5,900,000		Kimberly-Clark Corp		3.950	11/01/28	6,750,638
2,125,000		Procter & Gamble Co		2.450	03/25/25	2,227,688
6,925,000		Procter & Gamble Co		2.800	03/25/27	7,551,393
5,300,000		Procter & Gamble Co		3.000	03/25/30	5,883,211
3,350,000		Procter & Gamble Co		3.550	03/25/40	3,906,994
3,150,000		Procter & Gamble Co		3.600	03/25/50	3,885,533
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				35,207,229

INSURANCE - 0.5%
3,750,000	g	Five Corners Funding Trust		4.419	11/15/23	4,034,021
5,000,000		Progressive Corp		3.700	01/26/45	5,077,148
2,000,000		Prudential Financial, Inc		5.375	05/15/45	1,909,400
5,000,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	5,218,719
6,674,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	8,016,903
		TOTAL INSURANCE				24,256,191

MATERIALS - 2.9%
4,500,000	i	3M Co	LIBOR 3 M + 0.300%	2.004	02/14/24	4,482,197
197

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$14,500,000		3M Co		2.000%	02/14/25	$14,922,743
	10,000,000		3M Co		2.650	04/15/25	10,437,187
	5,000,000		3M Co		3.050	04/15/30	5,236,390
	6,100,000		3M Co		3.125	09/19/46	5,543,207
	4,800,000		3M Co		3.700	04/15/50	5,371,170
	10,588,000	g	Air Liquide Finance S.A.		2.500	09/27/26	10,361,316
	11,250,000	g	Air Liquide Finance S.A.		2.250	09/10/29	10,381,119
	7,250,000	g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	6,216,875
	10,000,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	7,870,000
	5,000,000		Commercial Metals Co		5.750	04/15/26	4,666,975
	3,600,000		Fibria Overseas Finance Ltd		5.500	01/17/27	3,463,920
	1,350,000		International Flavors & Fragrances, Inc		3.400	09/25/20	1,356,065
	1,934,000		International Paper Co		4.800	06/15/44	1,918,774
	6,375,000		International Paper Co		4.350	08/15/48	6,172,717
	5,750,000	g	Inversiones CMPC S.A.		4.375	04/04/27	5,361,932
	12,000,000	g	Klabin Austria GmbH		7.000	04/03/49	10,980,000
	7,225,000	g	Klabin Finance S.A.		4.875	09/19/27	6,606,359
EUR	2,500,000	g	LG Chem Ltd		0.500	04/15/23	2,626,301
	$11,850,000	g	LG Chem Ltd		3.625	04/15/29	11,686,904
	5,000,000		Newmont Corp		2.250	10/01/30	4,604,554
	2,000,000		Nutrien Ltd		3.500	06/01/23	2,044,187
	1,000,000		Nutrien Ltd		5.250	01/15/45	1,100,682
	2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,531,275
			TOTAL MATERIALS				145,942,849

MEDIA & ENTERTAINMENT - 0.1%
	3,000,000		Discovery Communications LLC		5.000	09/20/37	2,970,577
			TOTAL MEDIA & ENTERTAINMENT				2,970,577

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
	14,500,000	g,i	AbbVie, Inc	LIBOR 3 M + 0.650%	2.346	11/21/22	13,565,200
	4,800,000	g	AbbVie, Inc		3.200	11/21/29	4,896,833
	1,875,000		Biogen, Inc		2.900	09/15/20	1,880,441
	2,000,000	g	Bristol-Myers Squibb Co		2.875	08/15/20	2,007,014
	4,000,000	g,i	Bristol-Myers Squibb Co	LIBOR 3 M + 0.380%	2.072	05/16/22	3,902,880
	5,000,000	g	Bristol-Myers Squibb Co		2.750	02/15/23	5,168,281
	5,000,000	g	Bristol-Myers Squibb Co		3.450	11/15/27	5,326,358
	1,875,000		Bristol-Myers Squibb Co		3.250	08/01/42	1,932,821
	4,000,000	i	GlaxoSmithKline Capital plc	LIBOR 3 M + 0.350%	2.054	05/14/21	3,843,310
	5,750,000		GlaxoSmithKline Capital, Inc		3.625	05/15/25	6,196,988
	11,500,000		Merck & Co, Inc		3.900	03/07/39	13,568,451
	5,674,000	g	Roche Holdings, Inc		2.375	01/28/27	5,743,061
	1,150,000		Zoetis, Inc		3.450	11/13/20	1,138,716
	7,200,000	i	Zoetis, Inc	LIBOR 3 M + 0.440%	2.135	08/20/21	6,606,743
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				75,777,097

REAL ESTATE - 1.5%
	4,600,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	4,699,665
	1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	2,040,247
	4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,034,290
	6,875,000		Brixmor Operating Partnership LP		3.900	03/15/27	6,844,161
198

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		Digital Realty Trust LP		3.950%	07/01/22	$5,116,369
4,000,000		Duke Realty LP		2.875	11/15/29	3,846,732
10,100,000	g	HAT Holdings I LLC		5.250	07/15/24	9,696,000
2,850,000		Healthpeak Properties, Inc		3.500	07/15/29	2,787,843
11,141,000		Host Hotels & Resorts LP		3.375	12/15/29	9,394,889
4,725,000		Kilroy Realty LP		3.450	12/15/24	4,636,964
6,700,000		Kilroy Realty LP		4.750	12/15/28	6,986,272
1,000,000		Kilroy Realty LP		3.050	02/15/30	916,533
9,157,000		Regency Centers LP		3.750	06/15/24	9,595,006
4,840,000		Washington REIT		4.950	10/01/20	4,840,000
		TOTAL REAL ESTATE				75,434,971

RETAILING - 2.0%
7,200,000		Home Depot, Inc		2.500	04/15/27	7,271,824
16,050,000		Home Depot, Inc		2.700	04/15/30	16,357,126
16,000,000		Home Depot, Inc		3.300	04/15/40	16,409,093
14,300,000		Home Depot, Inc		3.350	04/15/50	15,549,220
7,725,000		Lowe's Cos, Inc		4.000	04/15/25	8,257,980
6,425,000		Lowe's Cos, Inc		4.500	04/15/30	7,089,027
3,150,000		Lowe's Cos, Inc		5.000	04/15/40	3,564,662
11,175,000		Lowe's Cos, Inc		4.250	09/15/44	10,556,680
3,150,000		Lowe's Cos, Inc		5.125	04/15/50	3,794,290
11,900,000		Target Corp		2.250	04/15/25	12,081,316
		TOTAL RETAILING				100,931,218

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
7,575,000		Texas Instruments, Inc		3.875	03/15/39	8,723,359
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				8,723,359

SOFTWARE & SERVICES - 0.5%
23,000,000	i	International Business Machines Corp	LIBOR 3 M + 0.400%	2.107	05/13/21	22,809,031
		TOTAL SOFTWARE & SERVICES				22,809,031

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
5,750,000		Apple, Inc		3.000	06/20/27	6,221,273
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				6,221,273

TELECOMMUNICATION SERVICES - 0.5%
8,675,000		Rogers Communications, Inc		3.700	11/15/49	8,973,731
12,000,000		Telefonica Emisiones SAU		5.520	03/01/49	14,081,414
		TOTAL TELECOMMUNICATION SERVICES				23,055,145

TRANSPORTATION - 3.0%
18,379,000		Canadian Pacific Railway Co		2.050	03/05/30	17,065,893
2,050,000		CSX Corp		2.400	02/15/30	2,018,790
6,105,000		CSX Corp		3.800	11/01/46	6,135,705
5,700,000		CSX Corp		4.750	11/15/48	6,573,849
2,450,000		CSX Corp		4.250	11/01/66	2,445,748
2,735,345		Delta Air Lines, Inc		4.250	07/30/23	2,508,861
2,850,000		Delta Air Lines, Inc		3.204	04/25/24	2,782,389
15,700,000		Delta Air Lines, Inc		3.404	04/25/24	15,072,477
18,350,000		Delta Air Lines, Inc		2.900	10/28/24	14,687,124
2,808,187		Delta Air Lines, Inc		3.625	07/30/27	2,551,864
199

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$13,700,000		Delta Air Lines, Inc		2.000%	06/10/28	$12,463,930
12,000,000		Delta Air Lines, Inc		2.500	06/10/28	10,877,223
2,500,000		Kansas City Southern		4.300	05/15/43	2,525,579
2,500,000		Kansas City Southern		4.950	08/15/45	2,600,388
500,000		Norfolk Southern Corp		2.900	06/15/26	509,771
8,175,000		Southwest Airlines Co		2.625	02/10/30	6,859,582
5,603,093		Union Pacific Railroad Co		3.227	05/14/26	5,735,144
8,569,661		Union Pacific Railroad Co		2.695	05/12/27	9,003,900
1,743,397		Union Pacific Railroad Co		5.866	07/02/30	2,089,111
2,715,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.150%	1.583	04/01/21	2,679,013
5,000,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	2.072	05/16/22	4,785,824
7,500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.450%	1.883	04/01/23	7,178,503
10,000,000		United Parcel Service, Inc		3.750	11/15/47	10,426,733
		TOTAL TRANSPORTATION				149,577,401

UTILITIES - 8.6%
10,750,000	g	AES Gener S.A.		6.350	10/07/79	8,170,000
12,500,000		Arizona Public Service Co		3.750	05/15/46	13,144,663
11,800,000		Avangrid, Inc		3.150	12/01/24	11,737,830
10,000,000		Avangrid, Inc		3.800	06/01/29	10,235,757
10,025,000		Avista Corp		4.350	06/01/48	10,732,558
800,000	g	Azure Power Energy Ltd		5.500	11/03/22	730,315
5,025,000	g	Azure Power Solar Energy Pvt Ltd		5.650	12/24/24	4,269,060
7,500,000	g	Brooklyn Union Gas Co		4.273	03/15/48	7,731,762
10,000,000	g	Brooklyn Union Gas Co		4.487	03/04/49	10,617,258
5,425,000		Clearway Energy Operating LLC		5.750	10/15/25	5,370,750
1,095,000	i	Consolidated Edison Co of New York, Inc	LIBOR 3 M + 0.400%	1.616	06/25/21	1,063,311
8,170,000	g	Consorcio Transmantaro SA		4.700	04/16/34	7,649,244
4,200,000		Consumers Energy Co		3.500	08/01/51	4,518,030
1,693,000	i	Dominion Energy Gas Holdings LLC	LIBOR 3 M + 0.600%	1.341	06/15/21	1,627,379
8,850,000		Dominion Energy Gas Holdings LLC		2.500	11/15/24	8,598,986
7,000,000		Dominion Energy, Inc		3.300	03/15/25	7,096,608
9,050,000		Dominion Energy, Inc		3.600	03/15/27	9,230,407
4,850,000		Dominion Energy, Inc (Step Bond)		3.071	08/15/24	4,847,253
9,574,000		DTE Electric Co		4.050	05/15/48	10,868,570
10,000,000		DTE Electric Co		3.950	03/01/49	10,910,758
12,000,000		DTE Energy Co		2.850	10/01/26	11,984,601
10,750,000		Duke Energy Florida LLC		2.500	12/01/29	10,564,990
7,230,000	g	Electricite de France S.A.		3.625	10/13/25	7,441,802
3,850,000		Exelon Corp		4.050	04/15/30	3,812,964
3,150,000		Exelon Corp		4.700	04/15/50	3,290,324
2,425,000		Florida Power & Light Co		2.850	04/01/25	2,550,181
2,261,000		Fortis, Inc		3.055	10/04/26	2,165,973
6,232,000		Georgia Power Co		3.250	04/01/26	6,469,938
13,850,000	g	Hanwha Energy USA Holdings Corp		2.375	07/30/22	13,775,677
5,750,000		Interstate Power & Light Co		4.100	09/26/28	6,440,882
1,200,000		Interstate Power & Light Co		3.500	09/30/49	1,088,161
7,925,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	8,439,896
5,000,000		MidAmerican Energy Co		3.100	05/01/27	5,142,769
2,375,000		MidAmerican Energy Co		3.650	04/15/29	2,594,147
5,246,000		MidAmerican Energy Co		3.950	08/01/47	5,651,013
2,430,000		MidAmerican Energy Co		3.650	08/01/48	2,608,215
4,250,000		MidAmerican Energy Co		3.150	04/15/50	4,309,106
200

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,225,000	g	NextEra Energy Operating Partners LP		4.250%	07/15/24	$3,144,375
1,000,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	975,000
1,875,000	g	NextEra Energy Operating Partners LP		4.500	09/15/27	1,828,125
750,000	g	Niagara Mohawk Power Corp		4.278	10/01/34	798,164
8,758,000		NorthWestern Corp		4.176	11/15/44	9,625,258
3,175,000		NSTAR Electric Co		3.950	04/01/30	3,553,790
5,450,000		Oklahoma Gas & Electric Co		3.250	04/01/30	5,461,837
4,100,000		ONE Gas, Inc		4.500	11/01/48	4,808,694
5,600,000	g	Pattern Energy Group, Inc		5.875	02/01/24	5,559,008
5,925,000		PSEG Power LLC		3.850	06/01/23	6,026,777
3,950,000		Public Service Co of Colorado		4.100	06/15/48	4,301,144
17,025,000		Public Service Co of Colorado		3.200	03/01/50	17,227,617
1,000,000		Public Service Co of New Hampshire		3.500	11/01/23	1,067,701
2,975,000		Public Service Co of New Hampshire		3.600	07/01/49	3,052,400
8,700,000		Public Service Electric & Gas Co		3.200	08/01/49	8,691,256
1,000,020		San Diego Gas & Electric Co		1.914	02/01/22	1,004,367
7,500,000		San Diego Gas & Electric Co		4.150	05/15/48	8,077,256
1,000,000		Sempra Energy		2.875	10/01/22	1,003,344
2,614,926	g	Solar Star Funding LLC		3.950	06/30/35	2,651,803
5,140,454	g	Solar Star Funding LLC		5.375	06/30/35	5,677,073
4,700,000		Southern California Edison Co		3.400	06/01/23	4,815,994
5,500,000		Southern California Edison Co		4.125	03/01/48	5,871,926
7,000,000		Southern Power Co		2.500	12/15/21	6,894,889
10,815,000		Southern Power Co		4.150	12/01/25	11,152,066
12,895,000		Southwestern Public Service Co		3.750	06/15/49	13,525,311
15,479,000	i	Spectra Energy Partners LP	LIBOR 3 M + 0.700%	2.014	06/05/20	15,313,801
9,936,000	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	8,948,973
8,580,861	g	Topaz Solar Farms LLC		4.875	09/30/39	8,837,746
901,920	g	Topaz Solar Farms LLC		5.750	09/30/39	992,864
8,250,000		Westar Energy, Inc		2.550	07/01/26	8,561,002
		TOTAL UTILITIES				426,930,699

		TOTAL CORPORATE BONDS				2,330,649,497
		(Cost $2,345,978,959)

GOVERNMENT BONDS - 39.7%

AGENCY SECURITIES - 8.5%
9,956,250		Abay Leasing LLC		2.654	11/09/26	10,388,925
586,956		ALEX Alpha LLC		1.617	08/15/24	591,737
1,817,000		Canal Barge Co, Inc		4.500	11/12/34	2,185,137
6,621,704		CES MU2 LLC		2.166	12/16/26	6,815,600
3,421,311		CES MU2 LLC		1.994	05/13/27	3,498,655
3,713,940		Crowley Conro LLC		4.181	08/15/43	4,671,571
1,544,399		Dragon 2012 LLC		1.972	03/12/24	1,571,024
2,395,833		DY8 Leasing LLC		2.565	11/26/25	2,471,281
2,604,167		DY8 Leasing LLC		2.627	04/29/26	2,704,382
3,526,974		DY9 Leasing LLC		2.415	06/30/27	3,612,020
6,439,925		Ethiopian Leasing LLC		2.566	08/14/26	6,670,538
472,253		Excalibur One 77B LLC		1.492	01/01/25	474,354
2,775,799		Export Lease Ten Co LLC		1.650	05/07/25	2,794,596
2,444,467		Export Leasing LLC		1.859	08/28/21	2,454,330
4,150,000		Federal Home Loan Mortgage Corp (FHLMC)		1.125	08/12/21	4,191,971
14,000,000		FHLMC		1.500	02/12/25	14,611,506
201

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,014,000	j	Government Trust Certificate		0.000%	04/01/21	$1,991,152
4,583,333		Harar Leasing 2013 LLC		2.582	07/02/25	4,728,081
1,694,000		Hashemite Kingdom of Jordan Government AID International Bond		2.578	06/30/22	1,752,794
7,909,000		Hashemite Kingdom of Jordan Government AID International Bond		3.000	06/30/25	8,642,891
912,270		Helios Leasing I LLC		1.734	07/24/24	921,775
2,271,717		Helios Leasing II LLC		2.668	03/18/25	2,346,938
9,719,354		HNA LLC		2.291	06/30/27	10,064,517
6,271,124		HNA LLC		2.369	09/18/27	6,514,713
380,000	g	Hospital for Special Surgery		3.500	01/01/23	392,181
929,000	i	Housing and Urban Development Corp Ltd	LIBOR 6 M + 0.035%	0.773	09/15/30	927,776
7,192,000		Iraq Government AID International Bond		2.149	01/18/22	7,425,111
1,555,554	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	1.933	08/19/23	1,551,265
1,944,441	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	1.435	09/22/23	1,939,856
6,491,346		Lulwa Ltd		1.888	02/15/25	6,576,180
1,775,475		Lulwa Ltd		1.831	03/26/25	1,795,775
3,976,211		Mexican Aircraft Finance IV LLC		2.537	07/13/25	4,095,801
6,331,500		Mexican Aircraft Finance V LLC		2.329	01/14/27	6,548,531
2,100,000		Montefiore Medical Center		2.152	10/20/26	2,197,819
12,837,440		MSN 41079 and 41084 Ltd		1.717	07/13/24	12,984,851
2,116,404		MSN 41079 and 41084 Ltd		1.631	12/14/24	2,130,942
16,423,000		NCUA Guaranteed Notes		3.450	06/12/21	16,640,232
2,310,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	2,387,664
3,881,000	j	Overseas Private Investment Corp (OPIC)		0.000	07/17/21	4,154,550
1,569,451		OPIC		2.290	09/15/26	1,628,082
1,976,355		OPIC		2.040	12/15/26	2,032,925
3,343,750		OPIC		2.740	09/15/29	3,615,381
4,913,266		OPIC		3.220	09/15/29	5,434,703
909,864		OPIC		3.280	09/15/29	1,009,217
6,000,000		OPIC		1.790	10/15/29	6,265,808
15,000,000		OPIC		2.360	10/15/29	15,955,619
1,094,400		OPIC		4.140	05/15/30	1,274,610
150,737		OPIC		3.540	06/15/30	169,731
160,448		OPIC		3.370	12/15/30	179,238
9,598,214		OPIC		3.520	09/20/32	10,973,954
403,348		OPIC		3.820	12/20/32	470,319
201,674		OPIC		3.938	12/20/32	236,772
921,039		OPIC		3.330	05/15/33	1,030,194
879,474		OPIC		3.160	06/01/33	993,725
1,062,239		OPIC		2.810	07/31/33	1,164,785
849,791		OPIC		2.940	07/31/33	939,612
1,234,064		OPIC		3.250	07/31/33	1,391,427
6,425,760		OPIC		2.040	06/15/35	6,734,069
1,265,680		OPIC		2.220	06/15/35	1,344,202
973,600		OPIC		3.050	06/15/35	1,096,459
3,651,000		OPIC		3.480	06/15/35	4,232,459
5,062,720		OPIC		3.590	06/15/35	5,907,385
10,000,000		OPIC		2.290	07/15/38	10,808,105
5,500,000		OPIC		2.450	07/15/38	6,013,866
6,000,000		OPIC		2.580	07/15/38	6,634,541
7,550,000		OPIC		3.190	07/15/38	8,794,391
3,426,189		Penta Aircraft Leasing LLC		1.691	04/29/25	3,453,431
1,119,283		Phoenix LLC		1.607	07/03/24	1,127,438
202

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,727,269	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	1.952%	02/07/23	$2,719,746
1,618,202		Portmarnock Leasing LLC		1.741	10/22/24	1,634,142
8,144,000	g	Private Export Funding Corp (PEFCO)		3.266	11/08/21	8,406,939
1,000,000		PEFCO		3.550	01/15/24	1,111,481
6,040,000		PEFCO		1.750	11/15/24	6,294,895
1,000,000		PEFCO		3.250	06/15/25	1,136,554
3,981,507		Rimon LLC		2.623	06/25/26	4,142,372
4,070,386		Safina Ltd		1.550	01/15/22	4,079,688
2,754,411		Safina Ltd		2.000	12/30/23	2,758,588
1,536,610		San Clemente Leasing LLC		3.030	11/22/22	1,571,792
3,374,695		Sandalwood LLC		2.836	07/10/25	3,508,646
4,932,246		Sandalwood LLC		2.897	07/10/25	5,128,021
3,581,650		Sandalwood LLC		2.821	02/12/26	3,716,908
6,139,205		Santa Rosa Leasing LLC		1.472	11/03/24	6,168,900
2,505,727		Tagua Leasing LLC		1.900	07/12/24	2,546,058
2,998,746		Tagua Leasing LLC		1.732	09/18/24	3,029,584
3,326,885		Tagua Leasing LLC		1.581	11/16/24	3,350,771
755,000		Tunisia Government AID International Bonds		1.416	08/05/21	756,564
3,270,666		Ulani MSN 35939 LLC		2.553	07/26/25	3,369,985
2,450,000		Ulani MSN 35940 LLC		2.227	05/16/25	2,503,058
3,349,783		Ulani MSN 37894 LLC		2.184	12/20/24	3,417,780
3,469,421		Union 11 Leasing LLC		2.405	01/23/24	3,549,694
1,528,778		Union 12 Leasing LLC		2.164	02/17/24	1,555,383
2,410,302		Union 16 Leasing LLC		1.863	01/22/25	2,440,491
185,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	188,199
3,663,000		US Department of Housing and Urban Development (HUD)		1.980	08/01/20	3,684,942
410,000		HUD		2.450	08/01/20	413,147
150,000		HUD		3.430	08/01/20	151,730
2,000,000		HUD		2.570	08/01/21	2,055,649
1,361,000		HUD		2.450	08/01/22	1,425,695
2,500,000		HUD		2.618	08/01/23	2,682,104
2,000,000		HUD		2.800	08/01/23	2,152,767
500,000		HUD		2.910	08/01/23	515,801
3,000,000		HUD		2.960	08/01/24	3,093,984
2,476,000		HUD		2.870	08/01/27	2,818,974
455,000		HUD		5.380	08/01/27	461,942
4,675,000		HUD		2.985	08/01/28	5,413,986
1,931,000		HUD		3.185	08/01/29	2,230,292
1,599,978		VCA Lease LLC		1.859	03/08/25	1,619,569
5,762,124		VCH Lease S.A.		1.736	05/15/25	5,813,558
4,247,230		VCK Lease S.A.		2.591	07/24/26	4,419,792
1,250,000		VCM Lease S.A.		2.516	09/28/27	1,289,944
785,000		Vessel Management Services, Inc		3.432	08/15/36	911,349
277,000		Vessel Management Services, Inc		3.477	01/16/37	322,681
3,623,015	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	1.662	06/26/24	3,568,802
2,252,371		Windermere Aviation LLC		2.351	05/27/26	2,325,333
3,332,424		Zarapito Leasing LLC		2.628	11/12/26	3,478,017
		TOTAL AGENCY SECURITIES				419,267,767

FOREIGN GOVERNMENT BONDS - 7.3%
1,740,000		African Development Bank		2.375	09/23/21	1,785,211
4,000,000		African Development Bank		3.000	12/06/21	4,154,203
12,750,000	h	African Development Bank		0.750	04/03/23	12,749,228
203

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$1,000,000		Asian Development Bank		1.875%	08/10/22	$1,031,900
	1,000,000		Asian Development Bank		2.125	03/19/25	1,065,668
	8,500,000		Asian Development Bank		1.750	08/14/26	8,972,874
	11,000,000		Asian Development Bank		3.125	09/26/28	12,884,627
	6,000,000	g	Bank Nederlandse Gemeenten NV		2.125	12/14/20	6,057,176
	105,570	g	Carpintero Finance Ltd		2.004	09/18/24	107,290
EUR	4,000,000		Chile Government International Bond		0.830	07/02/31	3,949,204
	$9,500,000		Chile Government International Bond		3.500	01/25/50	9,832,500
	5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	5,602,683
	10,498,000		European Bank for Reconstruction & Development		1.875	07/15/21	10,650,326
	200,000	i	European Bank for Reconstruction & Development	LIBOR 3 M + 0.010%	1.741	05/11/22	199,854
	15,000,000		European Bank for Reconstruction & Development		1.625	09/27/24	15,666,053
	1,000,000		European Bank for Reconstruction & Development		1.500	02/13/25	1,040,372
	2,225,000		European Investment Bank		2.000	03/15/21	2,255,329
	1,250,000		European Investment Bank		2.375	05/24/27	1,378,303
	6,462,500		European Investment Bank		1.625	10/09/29	6,746,526
	2,000,000	g	European Stability Mechanism		2.125	11/03/22	2,077,901
	9,300,000	g	European Stability Mechanism		1.375	09/11/24	9,565,785
	1,955,000	i	Inter-American Development Bank	LIBOR 1 M + 0.000%	1.005	10/09/20	1,953,632
	5,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	1.841	01/15/22	4,998,655
	4,750,000		International Bank for Reconstruction & Development		3.125	11/20/25	5,364,019
	2,900,000		International Bank for Reconstruction & Development		2.750	05/31/36	2,927,269
	10,450,000	g	International Development Association		2.750	04/24/23	11,177,501
	6,500,000		International Finance Corp		1.546	11/04/21	6,576,247
	110,000	i	International Finance Corp	LIBOR 3 M + 0.070%	0.811	12/15/22	109,524
	7,375,000		International Finance Corp		0.500	03/20/23	7,342,098
	3,250,000		International Finance Corp		2.125	04/07/26	3,485,948
	5,000,000	i	Japan Bank for International Cooperation	LIBOR 3 M + 0.480%	2.060	06/01/20	4,997,500
	2,500,000		Japan Bank for International Cooperation		1.875	04/20/21	2,526,897
	3,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	3,041,013
	3,350,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	3,633,276
	10,750,000	g	Kommunalbanken AS.		1.375	10/26/20	10,784,956
	6,000,000	g	Kommunalbanken AS.		2.125	02/11/25	6,389,454
	5,500,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	2.625	07/06/22	5,467,659
	11,250,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	11,528,679
	11,250,000		Kreditanstalt fuer Wiederaufbau		1.750	09/14/29	11,975,344
	2,875,000	g	Nacional Financiera SNC		3.375	11/05/20	2,797,145
	1,000,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	1,023,909
	6,750,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	7,189,922
	10,000,000	g	Nederlandse Waterschapsbank NV		1.750	01/15/25	10,472,981
	7,750,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	8,449,602
	12,500,000		North American Development Bank		2.400	10/26/22	12,687,260
	13,000,000	g	OMERS Finance Trust		2.500	05/02/24	13,902,563
	12,500,000	g	Ontario Teachers' Finance Trust		1.625	09/12/24	12,885,375
	6,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	5,975,760
	6,600,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	6,648,114
204

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Province of Manitoba Canada	3.050%	05/14/24	$544,804
10,750,000		Province of Ontario Canada	1.750	01/24/23	11,018,878
12,500,000		Province of Ontario Canada	3.050	01/29/24	13,639,910
5,000,000		Province of Quebec Canada	2.750	04/12/27	5,545,729
10,000,000		Republic of Italy Government International Bond	2.875	10/17/29	9,507,447
10,750,000		Republic of Italy Government International Bond	4.000	10/17/49	10,062,090
4,250,000		Seychelles International Bond	6.500	10/11/28	4,950,230
		TOTAL FOREIGN GOVERNMENT BONDS			359,354,403

MORTGAGE BACKED - 8.0%
875,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	10/15/33	975,656
1,216,915		FHLMC	3.500	08/15/43	1,295,585
3,529		FHLMC	3.000	03/15/44	3,730
1,331,138	i	FHLMC	5.215	03/15/44	259,761
10,997,894		FHLMC	4.000	10/01/47	11,969,693
1,875,965	i	FHLMC	8.793	06/15/48	2,246,254
1,856,478	i	FHLMC	8.713	10/15/48	2,340,194
185,662		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/36	206,612
182,730		FGLMC	4.500	12/01/43	203,091
195,756		FGLMC	4.500	02/01/44	217,559
1,573,509		FGLMC	5.000	08/01/44	1,750,094
251,893		FGLMC	3.500	04/01/45	270,658
5,886,715		FGLMC	3.500	08/01/45	6,338,188
1,867,292		FGLMC	3.500	10/01/45	2,003,530
2,031,383		FGLMC	4.000	12/01/45	2,215,801
3,363,648		FGLMC	3.500	08/01/46	3,609,098
10,980,900		FGLMC	3.000	01/01/47	11,589,213
7,311,442		FGLMC	3.000	02/01/47	7,711,875
6,100,767		FGLMC	3.500	02/01/47	6,473,845
365,211		FGLMC	4.500	06/01/47	405,637
659,499		FGLMC	4.000	09/01/47	723,788
152,526		FGLMC	3.500	12/01/47	163,646
19,067,776		FGLMC	3.500	03/01/48	20,455,956
2,345,046		FGLMC	4.000	03/01/48	2,551,994
942,784		FGLMC	4.000	07/01/48	1,025,989
3,801,127		FGLMC	4.500	08/01/48	4,164,069
3,750,000		Federal National Mortgage Association (FNMA)	2.125	04/24/26	4,037,621
191,711		FNMA	3.500	07/01/26	201,900
5,750,000	i	FNMA	2.801	02/25/27	6,243,741
10,000,000	i	FNMA	3.325	06/25/28	11,483,467
658,242		FNMA	3.500	05/01/32	695,096
188,215		FNMA	5.500	11/01/38	213,466
767,210		FNMA	5.000	09/01/40	850,478
705,156		FNMA	5.000	04/01/41	790,608
3,113,954		FNMA	4.000	09/01/42	3,415,881
910,155		FNMA	3.000	04/25/43	967,005
1,485,511	i	FNMA	5.003	09/25/43	311,811
1,416,638		FNMA	4.000	01/01/44	1,542,012
95,350		FNMA	4.500	06/01/44	105,995
205

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$491,597		FNMA	4.500%	06/01/44	$546,389
229,954		FNMA	4.500	08/01/44	255,497
469,739		FNMA	4.500	11/01/44	521,546
1,177,879		FNMA	4.000	01/01/45	1,293,007
374,310		FNMA	3.000	02/25/45	394,151
961,796		FNMA	3.000	02/25/45	1,009,598
525,012		FNMA	4.500	03/01/45	583,453
723,128		FNMA	3.000	03/25/45	767,892
37,833		FNMA	3.500	04/25/45	40,380
1,893,581		FNMA	4.000	06/01/45	2,048,233
1,985,479		FNMA	4.000	12/01/45	2,159,852
3,906,812		FNMA	3.000	12/25/45	4,171,169
1,272,965		FNMA	3.500	01/01/46	1,365,493
277,408		FNMA	4.000	01/01/46	301,969
362,068		FNMA	4.000	03/01/46	391,480
2,000,588		FNMA	3.500	06/01/46	2,146,010
3,285,886		FNMA	3.500	07/01/46	3,527,276
2,471,750		FNMA	3.500	07/01/46	2,651,419
13,153,877		FNMA	3.000	10/01/46	13,656,238
17,483,156		FNMA	3.000	11/01/46	18,445,231
2,192,700		FNMA	3.500	12/01/46	2,327,561
10,027,349	h	FNMA	3.500	01/01/47	10,628,822
3,583,781		FNMA	3.000	04/01/47	3,762,651
830,852		FNMA	3.000	04/25/47	885,448
319,774		FNMA	4.500	05/01/47	349,912
9,163,857		FNMA	3.500	08/01/47	9,758,973
1,077,790		FNMA	3.000	11/01/47	1,118,604
8,023,292		FNMA	3.500	11/01/47	8,636,993
10,633,011		FNMA	4.000	12/01/47	11,572,624
173,273	h	FNMA	3.500	01/01/48	186,548
82,117		FNMA	3.500	01/01/48	88,374
2,148,971		FNMA	4.500	01/01/48	2,354,222
544,376		FNMA	4.500	02/01/48	596,126
4,164,919		FNMA	3.000	02/25/48	4,406,623
1,279,665		FNMA	4.000	03/01/48	1,392,098
2,376,357		FNMA	4.500	03/01/48	2,602,256
2,048,148		FNMA	3.500	04/01/48	2,163,486
28,979,978	h	FNMA	4.000	04/01/48	31,068,881
1,499,826		FNMA	4.500	05/01/48	1,642,407
1,161,038		FNMA	4.500	05/01/48	1,271,414
191,872		FNMA	5.000	06/01/48	207,347
26,440,703		FNMA	4.500	07/01/48	28,477,875
8,849,461		FNMA	4.000	08/01/48	9,446,087
579,320		FNMA	5.000	08/01/48	642,119
1,075,364		FNMA	4.000	09/01/48	1,146,444
8,517		FNMA	3.000	11/01/48	8,923
2,217,721		FNMA	3.000	11/25/48	227,189
682,905		FNMA	4.500	12/01/48	734,342
1,000,000	h	FNMA	3.000	04/25/49	1,048,633
6,000,000	h	FNMA	3.500	04/25/49	6,347,109
875,495		FNMA	3.000	08/01/49	927,238
1,188		FNMA	4.000	10/01/49	1,268
36,313,945		FNMA	3.000	12/01/49	38,062,268
301		FNMA	3.500	12/01/49	318
124		FNMA	4.000	12/01/49	132
206

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$145,000		FNMA	2.500%	04/01/50	$150,273
712,670		Government National Mortgage Association (GNMA)	2.690	06/15/33	735,549
58,095		GNMA	5.000	06/20/42	64,325
12,442,882		GNMA	2.750	01/15/45	12,932,361
1,655,284	†	GNMA	4.000	06/20/46	197,081
1,942,798		GNMA	3.000	12/20/47	2,071,626
7,427,691		GNMA	3.500	12/20/47	7,844,111
5,811,433		GNMA	3.500	01/20/48	6,164,282
2,556,224		GNMA	3.500	01/20/49	2,789,868
		TOTAL MORTGAGE BACKED			395,347,671

MUNICIPAL BONDS - 10.0%
3,750,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	4,036,950
4,800,000		Bay Area Water Supply & Conservation Agency	3.994	10/01/34	5,608,512
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	2,042,560
8,250,000		California Health Facilities Financing Authority	1.896	06/01/21	8,246,040
2,000,000		California Housing Finance Agency	2.966	08/01/22	2,058,960
1,935,000	g	California Municipal Finance Authority	4.250	11/01/23	1,909,110
500,000		Chelan County Public Utility District No	3.603	07/01/21	513,550
5,000,000		Chicago Board of Education	5.000	12/01/20	5,038,700
10,000,000		Chicago Housing Authority	4.361	01/01/38	11,552,400
16,465,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	22,211,944
1,000,000		Chicago Park District	4.095	01/01/26	1,106,610
625,000		Chula Vista Municipal Financing Authority	3.775	12/01/33	672,762
1,350,000		Chula Vista Municipal Financing Authority	3.975	12/01/38	1,435,428
740,000		Chula Vista Municipal Financing Authority	4.075	12/01/41	785,961
4,300,000		Chula Vista Municipal Financing Authority	4.275	12/01/48	4,560,236
3,500,000		City & County Honolulu HI Wastewater System Revenue	3.200	07/01/26	3,800,930
1,580,000		City & County of Honolulu HI	1.506	10/01/20	1,581,390
1,770,000		City & County of Honolulu HI	2.141	10/01/23	1,809,967
1,000,000		City & County of Honolulu HI	2.368	10/01/24	1,033,450
5,730,000		City & County of Honolulu HI	3.944	09/01/34	6,160,323
935,000		City & County of San Francisco CA	3.700	04/01/34	977,486
440,000		City & County of San Francisco CA	3.750	04/01/35	458,462
5,835,000		City & County of San Francisco CA	3.900	04/01/42	6,012,676
5,405,000		City & County of San Francisco CA Community Facilities District	3.750	09/01/37	5,735,300
4,610,000		City & County of San Francisco CA Community Facilities District	4.221	09/01/39	4,963,357
5,000,000		City & County of San Francisco CA Community Facilities District	4.000	09/01/48	5,237,500
9,850,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	10,211,495
2,490,000		City of Chicago IL	7.750	01/01/42	3,213,992
510,000		City of Chicago IL	7.750	01/01/42	580,349
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	2,038,600
300,000		City of Conway AR Wasterwater Department	2.122	10/01/21	304,458
207

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,340,000		City of Conway AR Wasterwater Department		3.168%	10/01/37	$5,358,904
2,750,000		City of Florence SC		4.250	12/01/34	2,971,952
250,000		City of Houston TX Combined Utility System Revenue		2.563	05/15/20	250,367
1,800,000		City of Kaukauna WI Electric System Revenue		2.750	12/15/32	1,846,026
1,725,000		City of Kaukauna WI Electric System Revenue		2.800	12/15/33	1,768,711
1,800,000		City of Kaukauna WI Electric System Revenue		2.850	12/15/34	1,845,162
1,945,000		City of Kaukauna WI Electric System Revenue		2.900	12/15/35	1,968,748
5,000,000		City of Los Angeles CA		3.320	09/01/24	5,314,400
4,000,000		City of Los Angeles CA		3.500	09/01/37	4,175,240
9,060,000		City of Los Angeles CA		3.880	09/01/38	9,673,724
870,000	g	City of Miami FL		4.808	01/01/39	975,070
170,000		City of Mount Shasta CA		4.000	08/01/29	204,653
190,000		City of Mount Shasta CA		3.000	08/01/32	204,337
100,000		City of Mount Shasta CA		3.000	08/01/33	107,239
200,000		City of Mount Shasta CA		3.000	08/01/34	213,718
5,000,000		City of New York NY		3.250	12/01/23	5,293,950
3,825,000		City of Norfolk VA		3.000	10/01/35	3,624,379
2,685,000		City of Oakland CA		1.830	01/15/27	2,657,640
4,745,000		City of Oakland CA		1.970	01/15/28	4,720,421
250,000		City of San Angelo TX Water & Sewer Revenue		4.261	02/15/37	259,278
2,000,000		City of San Angelo TX Water & Sewer Revenue		4.401	02/15/46	2,066,260
4,205,000		City of San Francisco CA Public Utilities Commission Water Revenue		2.400	11/01/22	4,227,791
12,615,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.303	11/01/39	11,788,718
5,750,000		City of San Francisco CA Public Utilities Commission Water Revenue		4.185	11/01/46	5,918,878
1,140,000		City of San Juan Capistrano CA		4.090	08/01/36	1,229,285
1,385,000		City of San Juan Capistrano CA		4.190	08/01/40	1,490,122
360,000		Clean Water Services		5.701	10/01/30	449,208
345,000		Commonwealth Financing Authority		2.428	06/01/20	345,904
355,000		Commonwealth Financing Authority		2.675	06/01/21	360,176
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	3,013,401
12,450,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.660	05/15/49	12,308,319
5,000,000		County of Alameda CA		3.820	08/01/38	5,258,650
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,490,595
12,020,000		County of Miami-Dade FL Water & Sewer System Revenue		3.490	10/01/42	12,170,851
2,730,000		County of Saline AR		4.000	06/01/37	2,847,800
1,900,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	2,460,310
2,940,000		Erie Sewer Authority		4.663	12/01/32	3,382,323
1,125,000		Erie Sewer Authority		4.713	12/01/33	1,274,186
3,315,000		Erie Sewer Authority		4.743	12/01/34	3,755,994
1,550,000	g	Finance Authority of Maine		5.375	12/15/33	1,313,702
208

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Finance Authority of Maine	5.250%	06/15/34	$415,285
2,100,000		Grant County Public Utility District No 2	1.544	01/01/23	2,114,931
290,000		Grant County Public Utility District No 2	2.378	01/01/28	299,309
20,000,000		Grant County Public Utility District No 2	2.918	01/01/40	19,643,400
9,405,000		Grant County Public Utility District No 2	3.210	01/01/40	9,531,027
310,000		Honolulu City & County Board of Water Supply	1.933	07/01/26	318,885
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,934,632
600,000		Honolulu City & County Board of Water Supply	2.227	07/01/31	613,812
1,180,000		Idaho State Building Authority	3.202	09/01/37	1,221,949
3,105,000		Jackson County Industrial Development Authority	4.250	05/01/39	3,345,700
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,268,100
450,000		Klickitat County Public Utilities	3.688	12/01/38	466,123
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,065,890
3,430,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,463,477
3,000,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	3,516,810
6,000,000		Massachusetts Water Resources Authority	3.104	08/01/39	5,982,540
500,000		Michigan Finance Authority	5.000	07/01/22	531,755
5,375,000		Montgomery Water Works & Sanitary Sewer Board	1.799	09/01/23	5,469,062
2,500,000		Montgomery Water Works & Sanitary Sewer Board	1.827	09/01/24	2,551,975
500,000		New Jersey Economic Development Authority	4.271	06/15/20	502,865
4,065,000		New York City Housing Development Corp	3.119	08/01/38	4,048,008
2,500,000		New York City Housing Development Corp	3.720	11/01/39	2,571,850
945,000		New York State Energy Research & Development Authority	4.577	04/01/35	951,020
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,362,392
7,500,000		New York Transportation Development Corp	5.000	01/01/26	7,525,425
1,500,000	g	Ohio Air Quality Development Authority	4.250	01/15/38	1,373,340
2,000,000	g	Ohio Air Quality Development Authority	4.500	01/15/48	1,817,120
13,180,000		Ohio State Water Development Authority	4.879	12/01/34	14,731,681
250,000		Oklahoma Water Resources Board	3.071	04/01/22	259,345
5,750,000	g	Oregon State Business Development Commission	6.500	04/01/31	3,989,235
2,000,000		Oregon State Business Development Commission	11.500	04/01/31	1,697,020
5,000,000		Palm Beach County Solid Waste Authority	2.436	10/01/23	5,166,500
2,665,000		Papio-Missouri River Natural Resource District	2.198	12/15/25	2,695,754
2,080,000		Papio-Missouri River Natural Resource District	2.318	12/15/26	2,105,355
3,250,000		Papio-Missouri River Natural Resource District	2.482	12/15/27	3,293,452
3,290,000		Papio-Missouri River Natural Resource District	2.602	12/15/28	3,336,784
2,725,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,869,725
100,000	g	Pennsylvania Economic Development Financing Authority	5.750	06/01/36	92,085
1,735,000	g,j	Public Finance Authority	0.000	06/01/29	1,704,412
1,000,000		Rhode Island Housing & Mortgage Finance Corp	3.300	10/01/39	984,270
1,450,000		Rhode Island Housing & Mortgage Finance Corp	3.400	10/01/44	1,433,629
6,950,000		Rhode Island Housing & Mortgage Finance Corp	3.500	10/01/51	6,959,730
3,350,000		Sacramento Area Flood Control Agency	2.224	10/01/20	3,368,994
250,000		Sacramento Suburban Water District	3.268	11/01/23	263,497
440,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	452,505
1,000,000		San Francisco City & County Redevelopment Agency	3.533	08/01/25	1,090,980
1,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	1,081,710
250,000		Sangamon County Water Reclamation District	2.507	01/01/29	255,345
2,500,000		Sangamon County Water Reclamation District	2.907	01/01/34	2,520,875
2,050,000		Sangamon County Water Reclamation District	3.272	01/01/37	2,066,134
1,900,000		Santa Cruz County Capital Financing Authority	3.375	06/01/31	2,011,587
1,465,000		Santa Cruz County Capital Financing Authority	3.625	06/01/35	1,548,300
3,000,000		Semitropic Improvement District	2.499	12/01/25	2,945,700
380,000	g	South Davis Sewer District	3.750	12/01/22	382,797
1,000,000		South Davis Sewer District	4.125	12/01/32	1,074,770
1,100,000		South Davis Sewer District	4.500	12/01/37	1,192,125
209

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,000,000		State of California		1.800%	04/01/20	$1,000,000
2,780,000		State of California		2.250	10/01/23	2,848,277
6,530,000		State of California		4.600	04/01/38	7,189,987
2,480,000		State of California		4.988	04/01/39	2,611,738
10,750,000	i	State of California	LIBOR 1 M + 0.780%	2.295	04/01/47	10,832,560
1,000,000		State of Texas		1.737	08/01/22	1,012,060
2,475,000		State of Texas		2.749	10/01/23	2,606,249
1,000,000		State of Texas		3.576	08/01/34	1,033,920
1,000,000		State of Texas		3.726	08/01/43	1,030,710
5,000,000		Stockton Public Financing Authority		3.610	10/01/40	4,835,550
2,400,000	g	Syracuse Industrial Development Agency		5.000	01/01/36	2,466,840
1,000,000		Texas Water Development Board		3.500	10/15/37	1,053,910
7,500,000		Texas Water Development Board		4.190	10/15/43	8,184,750
3,000,000		Texas Water Development Board		3.700	10/15/47	3,130,020
3,000,000		Texas Water Development Board		4.648	04/15/50	3,236,850
500,000		University of California		2.676	05/15/21	507,090
1,230,000		University of Cincinnati		3.500	06/01/32	1,300,516
2,000,000		University of New Mexico		3.532	06/20/32	2,112,480
1,500,000		Upper Santa Clara Valley Joint Powers Authority		3.750	08/01/38	1,602,750
4,400,000		Upper Santa Clara Valley Joint Powers Authority		3.875	08/01/48	4,595,932
5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/42	5,355,650
750,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/46	797,273
1,000,000	g	Warm Springs Reservation Confederated Tribe		3.300	11/01/27	1,026,300
1,250,000	g	Warm Springs Reservation Confederated Tribe		3.550	11/01/32	1,287,150
655,000		Washington County Clean Water Services		4.828	10/01/22	708,762
530,000		Washington County Clean Water Services		5.078	10/01/24	607,836
1,905,000	g	Washington Economic Development Finance Authority		7.500	01/01/32	1,721,663
250,000		West Virginia Water Development Authority		5.000	11/01/21	264,503
650,000		Yuba City Public Financing Authority		3.960	06/01/32	709,332
1,500,000		Yuba City Public Financing Authority		4.320	06/01/42	1,622,400
1,000,000		Yuba Levee Financing Authority		3.170	09/01/22	1,045,880
		TOTAL MUNICIPAL BONDS				492,305,766

U.S. TREASURY SECURITIES - 5.9%
2,500,000		United States Treasury Bond		3.125	05/15/48	3,544,727
2,500,000		United States Treasury Bond		3.000	02/15/49	3,486,230
85,804,000		United States Treasury Bond		2.375	11/15/49	107,094,117
20,454,400	k	United States Treasury Inflation Indexed Bonds		0.500	04/15/24	20,753,634
12,566,875	k	United States Treasury Inflation Indexed Bonds		0.125	10/15/24	12,721,027
1,795,000		United States Treasury Note		2.500	01/31/21	1,830,900
3,600,000		United States Treasury Note		2.250	04/30/21	3,682,406
4,115,000		United States Treasury Note		1.500	09/30/21	4,194,085
7,500,000		United States Treasury Note		1.500	10/31/21	7,651,465
5,000,000		United States Treasury Note		1.375	01/31/22	5,105,078
7,705,000		United States Treasury Note		1.125	02/28/22	7,832,915
210

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,420,000		United States Treasury Note	0.500%	03/15/23	$2,435,125
1,092,000		United States Treasury Note	1.875	08/31/24	1,164,004
1,395,000		United States Treasury Note	2.250	10/31/24	1,514,229
13,000,000		United States Treasury Note	1.250	02/28/25	13,482,930
11,655,000		United States Treasury Note	0.500	03/31/25	11,728,754
620,000		United States Treasury Note	2.875	04/30/25	696,846
17,040,000		United States Treasury Note	2.750	06/30/25	19,096,781
14,250,000		United States Treasury Note	2.750	08/31/25	16,006,758
19,876,000		United States Treasury Note	0.625	03/31/27	19,985,473
24,595,000		United States Treasury Note	1.500	02/15/30	26,514,563
		TOTAL U.S. TREASURY SECURITIES			290,522,047

		TOTAL GOVERNMENT BONDS			1,956,797,654
		(Cost $1,873,995,873)

STRUCTURED ASSETS - 11.1%

ASSET BACKED - 3.8%
325,000	g	AMSR Trust	1.819	04/17/37	301,340
		Series - 2020 SFR1 (Class A)
450,000	g,i	AMSR Trust	3.148	01/19/39	369,453
		Series - 2019 SFR1 (Class C)
400,000	g,i	AMSR Trust	3.247	01/19/39	319,209
		Series - 2019 SFR1 (Class D)
5,000,000	g,i	AREIT Trust	1.725	09/14/36	4,605,216
		Series - 2019 CRE3 (Class A)
106,933	i	Asset Backed Securities Corp Home Equity Loan Trust	3.386	08/25/34	100,632
		Series - 2004 HE5 (Class M1)
350,000	i	Bayview Financial Mortgage Pass-Through Trust	1.591	02/28/41	326,049
		Series - 2006 A (Class M3)
953,212	g	Capital Automotive REIT	3.660	10/15/44	859,970
		Series - 2014 1A (Class A)
943,467	g	Capital Automotive REIT	3.870	04/15/47	826,744
		Series - 2017 1A (Class A1)
247,654	i	C-BASS Trust	1.027	07/25/36	225,112
		Series - 2006 CB6 (Class A1)
1,447,025	†,g,i	CBRE Realty Finance	2.343	04/07/52	0
		Series - 2007 1A (Class A2)
1,900,619	i	Chase Funding Loan Acquisition Trust	1.802	06/25/34	1,621,775
		Series - 2004 OPT1 (Class M1)
90,000	i	Citigroup Mortgage Loan Trust	1.697	01/25/36	86,266
		Series - 2006 WFH1 (Class M4)
1,060,000	g	Corevest American Finance Trust	1.832	03/15/50	987,496
		Series - 2020 1 (Class A1)
977,500	g	DB Master Finance LLC	3.629	11/20/47	940,414
		Series - 2017 1A (Class A2I)
1,860,938	g	DB Master Finance LLC	3.787	05/20/49	1,798,577
		Series - 2019 1A (Class A2I)
868,500	g	Domino's Pizza Master Issuer LLC	4.474	10/25/45	842,888
		Series - 2015 1A (Class A2II)
3,030,250	g	Domino's Pizza Master Issuer LLC	3.082	07/25/47	2,925,191
		Series - 2017 1A (Class A2II)
788,000	g	Domino's Pizza Master Issuer LLC	4.116	07/25/48	760,830
		Series - 2018 1A (Class A2I)
211

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$704,754	g,i	Ellington Loan Acquisition Trust	2.047%	05/25/37	$672,474
		Series - 2007 2 (Class A2C)
750,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	743,163
		Series - 2016 1 (Class A)
7,789,000	g	GSCG Trust	2.936	09/06/34	7,564,221
		Series - 2019 600C (Class A)
1,526,077	g	HERO Funding Trust	3.840	09/21/40	1,574,869
		Series - 2015 1A (Class A)
320,385	g	HERO Funding Trust	3.990	09/21/40	325,720
		Series - 2014 2A (Class A)
1,794,288	g	HERO Funding Trust	3.750	09/20/41	1,844,764
		Series - 2016 2A (Class A)
1,475,363	g	HERO Funding Trust	4.050	09/20/41	1,531,074
		Series - 2016 1A (Class A)
3,796,737	g	HERO Funding Trust	3.080	09/20/42	3,851,572
		Series - 2016 3A (Class A1)
3,425,453	g	HERO Funding Trust	3.910	09/20/42	3,559,891
		Series - 2016 3A (Class A2)
274,711	g	HERO Funding Trust	4.500	09/21/42	275,374
		Series - 2016 1R (Class A1)
3,274,312	g	HERO Funding Trust	3.570	09/20/47	3,388,461
		Series - 2016 4A (Class A1)
3,071,907	g	HERO Funding Trust	3.710	09/20/47	3,216,487
		Series - 2017 1A (Class A1)
485,083	g	HERO Funding Trust	4.290	09/20/47	511,223
		Series - 2016 4A (Class A2)
5,318,482	g	HERO Funding Trust	3.190	09/20/48	5,225,609
		Series - 2017 3A (Class A1)
4,976,618	g	HERO Funding Trust	3.950	09/20/48	5,013,045
		Series - 2017 3A (Class A2)
2,058,903	g	HERO Funding Trust	4.070	09/20/48	2,150,182
		Series - 2017 2A (Class A2)
7,285,109	g	HERO Funding Trust	4.670	09/20/48	7,571,014
		Series - 2018 1A (Class A2)
4,699,000	g	HERO Funding Trust	2.720	09/20/57	4,336,150
		Series - 2020 1A (Class A)
51,739	i	Home Equity Asset Trust	3.986	06/25/33	48,593
		Series - 2003 1 (Class M1)
100,000	g,i	Invitation Homes Trust	2.155	06/17/37	84,966
		Series - 2018 SFR2 (Class D)
361,002	i	JP Morgan Mortgage Acquisition Trust	1.267	03/25/37	330,459
		Series - 2007 CH3 (Class A1B)
2,462,045	i	JP Morgan Mortgage Acquisition Trust	1.107	06/25/37	2,276,265
		Series - 2007 CH5 (Class A1)
5,000,000	g,i	MAD Mortgage Trust	3.368	08/15/34	4,477,108
		Series - 2017 330M (Class C)
3,891,969	g	Mosaic Solar Loans LLC	3.820	06/22/43	3,859,259
		Series - 2017 2A (Class A)
290,000	g,i	MSCG Trust	3.462	06/07/35	209,114
		Series - 2015 ALDR (Class D)
703,206	g	MVW Owner Trust	2.420	12/20/34	684,360
		Series - 2017 1A (Class A)
1,488,465	g,i	Navient Student Loan Trust	1.197	06/27/67	1,486,914
		Series - 2018 4A (Class A1)
212

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$36,143	g,i	Orange Lake Timeshare Trust	3.030%	07/09/29	$35,866
		Series - 2014 AA (Class B)
2,193,916	g	Progress Residential Trust	2.897	12/17/34	2,182,065
		Series - 2017 SFR2 (Class A)
4,000,000		PSNH Funding LLC	3.506	08/01/28	3,954,469
		Series - 2018 1 (Class A2)
250,000	i	RASC Trust	3.080	08/25/35	239,629
		Series - 2005 KS8 (Class M4)
1,382,454	g	Renew	3.670	09/20/52	1,448,193
		Series - 2017 1A (Class A)
3,938,393	g	Renew	3.950	09/20/53	4,104,540
		Series - 2018 1 (Class A)
90,846	g	SolarCity LMC	4.800	11/20/38	84,023
		Series - 2013 1 (Class A)
3,280,169	g	SolarCity LMC	4.590	04/20/44	3,128,644
		Series - 2014 1 (Class A)
731,401	g	SolarCity LMC	4.020	07/20/44	684,203
		Series - 2014 2 (Class A)
912,107	g	SolarCity LMC	4.800	09/20/48	882,725
		Series - 2016 A (Class A)
326,223	i	Structured Asset Securities Corp Mortgage Loan Trust	3.081	04/25/35	298,312
		Series - 2005 7XS (Class 2A1A)
5,542,979	g	Sunrun Athena Issuer LLC	5.310	04/30/49	4,882,128
		Series - 2018 1 (Class A)
7,175,107	g	Sunrun Atlas Issuer LLC	3.610	02/01/55	5,430,573
		Series - 2019 2 (Class A)
17,620,338	g	Sunrun Callisto Issuer LLC	3.980	06/30/54	13,377,621
		Series - 2019 1A (Class A)
10,407,452	g	TES LLC	4.330	10/20/47	8,124,681
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC	7.740	10/20/47	2,111,396
		Series - 2017 1A (Class B)
4,279,306	g	TES LLC	4.120	02/20/48	3,002,601
		Series - 2017 2A (Class A)
23,289,903	g	Tesla Auto Lease Trust	3.710	08/20/21	23,394,922
		Series - 2018 B (Class A)
4,000,000	g	Tesla Auto Lease Trust	7.870	06/20/22	3,873,887
		Series - 2018 B (Class E)
3,988,000	g	Tesla Auto Lease Trust	2.160	10/20/22	3,998,579
		Series - 2019 A (Class A3)
4,125,000	g	Tesla Auto Lease Trust	2.200	11/21/22	4,035,337
		Series - 2019 A (Class A4)
1,650,000	g	Tesla Auto Lease Trust	5.480	05/22/23	1,640,889
		Series - 2019 A (Class E)
1,000,000	g	Tricon American Homes Trust	4.878	11/17/33	952,296
		Series - 2016 SFR1 (Class E)
500,000	g	Tricon American Homes Trust	4.011	09/17/34	458,001
		Series - 2017 SFR1 (Class E)
498,586	g	Tricon American Homes Trust	2.928	01/17/36	489,398
		Series - 2017 SFR2 (Class A)
100,000	g	Tricon American Homes Trust	3.275	01/17/36	97,132
		Series - 2017 SFR2 (Class B)
5,639,851	g	Vivint Colar Financing V LLC	4.730	04/30/48	4,600,297
		Series - 2018 1A (Class A)
213

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,237,836	g	Vivint Colar Financing V LLC	7.370%	04/30/48	$2,797,701
		Series - 2018 1A (Class B)
1,466,250	g	Wendys Funding LLC	3.573	03/15/48	1,338,158
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED			186,357,759

OTHER MORTGAGE BACKED - 7.3%
3,465,000	g,i	20 Times Square Trust	3.100	05/15/35	3,296,586
		Series - 2018 20TS (Class B)
596,302	g,i	Agate Bay Mortgage Trust	3.500	11/25/44	590,483
		Series - 2014 3 (Class A13)
82,132	g,i	Agate Bay Mortgage Trust	3.500	09/25/45	83,054
		Series - 2015 6 (Class A9)
175,681	i	Alternative Loan Trust	1.447	06/25/34	154,355
		Series - 2004 8CB (Class M1)
750,000		Banc of America Commercial Mortgage Trust	3.019	07/15/49	767,891
		Series - 2016 UB10 (Class ASB)
2,000,000		BANK	3.203	12/15/52	1,872,397
		Series - 2019 BN23 (Class AS)
5,750,000	g	BBCMS Trust	3.593	09/15/32	5,752,253
		Series - 2015 MSQ (Class A)
2,500,000	g	BBCMS Trust	3.894	09/15/32	2,447,104
		Series - 2015 MSQ (Class B)
200,000	g	BBCMS Trust	4.197	08/10/35	199,504
		Series - 2015 SRCH (Class A2)
4,500,000	g	BBCMS Trust	4.798	08/10/35	4,055,710
		Series - 2015 SRCH (Class C)
5,000,000	g,i	BBCMS Trust	4.267	08/05/38	3,256,970
		Series - 2018 CHRS (Class E)
3,000,000	g,i	BBCMS Trust	3.688	02/15/53	1,951,795
		Series - 2020 C6 (Class F5TA)
1,000,000		Benchmark Mortgage Trust	4.468	03/15/52	950,974
		Series - 2019 B9 (Class B)
2,000,000		Benchmark Mortgage Trust	3.419	08/15/52	2,002,660
		Series - 2019 B12 (Class AS)
8,750,000	g,i	Benchmark Mortgage Trust	3.899	03/15/62	6,099,712
		Series - 2019 B10 (Class 3CCA)
2,500,000	g	BWAY Mortgage Trust	3.342	01/10/35	2,163,287
		Series - 2015 1740 (Class C)
7,165,504	g,i	BX Commercial Mortgage Trust	1.625	10/15/36	6,815,717
		Series - 2019 XL (Class A)
4,777,003	g,i	BX Commercial Mortgage Trust	1.955	10/15/36	4,334,537
		Series - 2019 XL (Class C)
4,777,003	g,i	BX Commercial Mortgage Trust	2.505	10/15/36	4,179,118
		Series - 2019 XL (Class E)
2,000,000	i	CD Mortgage Trust	3.879	11/10/49	1,893,763
		Series - 2016 CD2 (Class B)
1,500,000	g	Citigroup Commercial Mortgage Trust	4.350	05/10/36	1,380,659
		Series - 2019 PRM (Class D)
5,000,000	i	Citigroup Commercial Mortgage Trust	3.758	04/10/48	4,771,675
		Series - 2015 GC29 (Class B)
4,800,000		Citigroup Commercial Mortgage Trust	3.300	11/10/52	4,536,228
		Series - 2019 GC43 (Class AS)
214

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		Citigroup Commercial Mortgage Trust	3.018%	08/10/56	$4,658,293
		Series - 2019 GC41 (Class AS)
2,250,000	g,i	Cityline Commercial Mortgage Trust	2.778	11/10/31	2,179,108
		Series - 2016 CLNE (Class A)
6,000,000	g	COMM Mortgage Trust	2.681	08/10/29	5,895,107
		Series - 2016 GCT (Class A)
270,000	g	COMM Mortgage Trust	3.086	08/10/29	263,235
		Series - 2016 GCT (Class B)
1,500,000	g,i	COMM Mortgage Trust	3.461	08/10/29	1,306,633
		Series - 2016 GCT (Class F)
4,000,000	g,i	COMM Mortgage Trust	3.538	10/10/29	3,764,642
		Series - 2017 PANW (Class C)
2,815,000	g	COMM Mortgage Trust	4.353	08/10/30	2,905,559
		Series - 2013 300P (Class A1)
3,519,000	g,i	COMM Mortgage Trust	5.288	08/10/46	3,107,649
		Series - 2013 LC13 (Class D)
2,000,000		COMM Mortgage Trust	4.701	03/10/47	2,001,882
		Series - 2014 UBS2 (Class B)
3,000,000	i	COMM Mortgage Trust	4.974	03/10/47	2,715,819
		Series - 2014 UBS2 (Class C)
3,300,000	i	COMM Mortgage Trust	4.703	08/10/47	3,296,249
		Series - 2014 CR19 (Class B)
1,500,000	g,i	COMM Mortgage Trust	4.731	08/10/47	1,255,708
		Series - 2014 CR19 (Class D)
737,098		COMM Mortgage Trust	3.040	02/10/48	749,844
		Series - 2015 LC19 (Class ASB)
3,500,000	g,i	COMM Mortgage Trust	4.110	03/10/48	2,794,954
		Series - 2015 CR22 (Class D)
4,000,000	i	COMM Mortgage Trust	4.304	05/10/48	3,184,208
		Series - 2015 CR23 (Class D)
360,000	i	COMM Mortgage Trust	3.463	08/10/48	270,590
		Series - 2015 CR24 (Class D)
10,632		COMM Mortgage Trust	1.516	10/10/49	10,568
		Series - 2016 COR1 (Class A1)
2,250,000		COMM Mortgage Trust	3.263	08/15/57	2,266,551
		Series - 2019 GC44 (Class AM)
804,608	i	Connecticut Avenue Securities	3.547	05/25/24	721,923
		Series - 2014 C02 (Class 1M2)
1,837,999	i	Connecticut Avenue Securities	3.947	07/25/24	1,681,769
		Series - 2014 C03 (Class 1M2)
247,313	i	Connecticut Avenue Securities	5.947	11/25/24	238,443
		Series - 2014 C04 (Class 2M2)
174,557	i	Connecticut Avenue Securities	6.497	04/25/28	161,653
		Series - 2015 C04 (Class 2M2)
273,061	i	Connecticut Avenue Securities	6.647	04/25/28	269,986
		Series - 2015 C04 (Class 1M2)
311,040	i	Connecticut Avenue Securities	7.697	08/25/28	297,009
		Series - 2016 C01 (Class 1M2)
1,015,191	i	Connecticut Avenue Securities	7.897	08/25/28	1,014,005
		Series - 2016 C01 (Class 2M2)
1,531,666	i	Connecticut Avenue Securities	6.847	10/25/28	1,493,374
		Series - 2016 C03 (Class 2M2)
2,783,371	i	Connecticut Avenue Securities	5.197	01/25/29	2,615,988
		Series - 2016 C04 (Class 1M2)
215

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000	i	Connecticut Avenue Securities	5.397%	01/25/29	$332,898
		Series - 2016 C05 (Class 2M2B)
2,628,086	i	Connecticut Avenue Securities	5.397	01/25/29	2,508,181
		Series - 2016 C05 (Class 2M2)
1,000,000	i	Connecticut Avenue Securities	5.197	04/25/29	961,797
		Series - 2016 C06 (Class 1M2)
145,000	i	Connecticut Avenue Securities	1.797	09/25/29	116,675
		Series - 2017 C02 (Class 2ED4)
1,838,716	i	Connecticut Avenue Securities	3.147	01/25/30	1,775,482
		Series - 2017 C05 (Class 1M2A)
897,519	i	Connecticut Avenue Securities	1.847	08/25/30	825,455
		Series - 2018 C02 (Class 2EA2)
1,236,520	i	Connecticut Avenue Securities	1.797	10/25/30	1,169,801
		Series - 2018 C03 (Class 1EA2)
19,571	i	Connecticut Avenue Securities	3.497	12/25/30	16,042
		Series - 2018 C04 (Class 2M2)
97,615	i	Connecticut Avenue Securities	3.047	03/25/31	81,966
		Series - 2018 C06 (Class 2M2)
496,088	g,i	Connecticut Avenue Securities	3.397	07/25/31	411,120
		Series - 2019 R01 (Class 2M2)
2,075,576	g,i	Connecticut Avenue Securities	3.097	09/25/31	1,699,313
		Series - 2019 R03 (Class 1M2)
3,348,088	g,i	Connecticut Avenue Securities	1.697	09/25/39	3,263,022
		Series - 2019 R06 (Class 2M1)
192,961	g,i	Connecticut Avenue Securities	1.747	01/25/40	184,500
		Series - 2020 R01 (Class 1M1)
160,000	g,i	Connecticut Avenue Securities	2.947	01/25/40	103,781
		Series - 2020 R02 (Class 2M2)
115,301	i	Countrywide Home Loan Mortgage Pass Through Trust	3.921	11/20/34	99,139
		Series - 2004 HYB6 (Class A2)
14,000,000	g	CPT Mortgage Trust	2.865	11/13/39	13,713,920
		Series - 2019 CPT (Class A)
2,500,000	g,i	CPT Mortgage Trust	2.997	11/13/39	2,405,030
		Series - 2019 CPT (Class C)
3,500,000	g,i	CPT Mortgage Trust	2.997	11/13/39	2,667,389
		Series - 2019 CPT (Class E)
5,000,000	g,i	Credit Suisse Commercial Mortgage Trust	3.728	11/10/32	4,735,291
		Series - 2017 CALI (Class B)
335,000	g,i	Credit Suisse Commercial Mortgage Trust	1.597	05/25/36	315,681
		Series - 2006 CF2 (Class M3)
1,014,678	g,i	Credit Suisse Commercial Mortgage Trust	3.500	02/25/48	1,031,036
		Series - 2018 J1 (Class A11)
5,750,000	g,i	CSAIL Commercial Mortgage Trust	3.677	06/15/37	4,391,039
		Series - 2017 C8 (Class 85BB)
10,000,000	g,i	CSMC Trust	3.778	11/10/32	9,195,349
		Series - 2017 CALI (Class C)
700,000	g,i	DBUBS Mortgage Trust	5.530	07/10/44	670,229
		Series - 2011 LC2A (Class D)
300,000	g,i	Ellington Financial Mortgage Trust	3.587	06/25/59	270,850
		Series - 2019 1 (Class M1)
306,344	i	Fieldstone Mortgage Investment Trust	1.682	12/25/35	293,984
		Series - 2005 2 (Class M2)
3,294,942	g,i	FirstKey Mortgage Trust	3.500	11/25/44	3,263,456
		Series - 2014 1 (Class A8)
216

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$284,437	g,i	Flagstar Mortgage Trust	4.113%	10/25/47	$257,581
		Series - 2017 2 (Class B3)
204,309	g,i	Flagstar Mortgage Trust	4.000	09/25/48	201,853
		Series - 2018 5 (Class A11)
3,600,000	g	GRACE Mortgage Trust	3.369	06/10/28	3,618,273
		Series - 2014 GRCE (Class A)
3,000,000	g,i	GS Mortgage Securities Trust	1.795	10/15/31	2,871,490
		Series - 2018 HART (Class A)
3,500,000	g,i	GS Mortgage Securities Trust	5.180	12/10/43	3,393,319
		Series - 2010 C2 (Class D)
1,950,200	g,i	GS Mortgage Securities Trust	4.285	02/10/46	1,775,233
		Series - 2013 GC10 (Class C)
93,000	i	GS Mortgage Securities Trust	3.799	11/10/49	73,845
		Series - 2016 GS4 (Class C)
2,000,000	†,g	GS Mortgage Securities Trust	3.000	02/10/52	1,221,242
		Series - 2019 GC38 (Class D)
437,308	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	440,905
		Series - 2019 PJ2 (Class A1)
1,144,189	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	1,148,133
		Series - 2019 PJ2 (Class A4)
458,613	i	HarborView Mortgage Loan Trust	1.370	08/19/45	386,936
		Series - 2005 11 (Class 2A1A)
3,500,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	3,582,527
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	2,327,290
		Series - 2016 10HY (Class E)
2,500,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	2,498,646
		Series - 2016 10HY (Class B)
5,750,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	5,585,364
		Series - 2016 10HY (Class C)
17,500,000	g,i	Hudson Yards Mortgage Trust	3.443	07/10/39	16,316,694
		Series - 2019 30HY (Class D)
4,000,000	g,i	Hudson Yards Mortgage Trust	2.943	12/10/41	3,585,756
		Series - 2019 55HY (Class D)
8,250,000	g,i	Hudson Yards Mortgage Trust	2.943	12/10/41	7,275,904
		Series - 2019 55HY (Class E)
2,500,000	g,i	Hudson Yards Mortgage Trust	2.943	12/10/41	2,074,733
		Series - 2019 55HY (Class F)
19,215	i	Impac CMB Trust	1.607	03/25/35	16,579
		Series - 2004 11 (Class 2A1)
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	4.079	01/15/46	1,364,187
		Series - 2013 C13 (Class D)
492,537	g,i	JP Morgan Mortgage Trust	2.974	12/25/44	394,489
		Series - 2015 1 (Class B1)
70,024	g,i	JP Morgan Mortgage Trust	3.500	05/25/45	69,332
		Series - 2015 3 (Class A19)
845,720	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	832,258
		Series - 2015 6 (Class A13)
151,208	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	150,510
		Series - 2016 1 (Class A13)
180,183	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	180,921
		Series - 2017 1 (Class A3)
217

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,124,315	g,i	JP Morgan Mortgage Trust	3.500%	05/25/47	$1,109,569
		Series - 2017 2 (Class A5)
292,682	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	292,633
		Series - 2017 2 (Class A13)
25,086	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	24,980
		Series - 2017 3 (Class 1A5)
457,336	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	444,901
		Series - 2018 3 (Class A13)
144,648	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	140,654
		Series - 2018 4 (Class A13)
603,977	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	587,089
		Series - 2018 5 (Class A13)
331,492	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	332,081
		Series - 2018 8 (Class A5)
264,577	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	261,382
		Series - 2018 8 (Class A13)
691,965	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	705,309
		Series - 2018 9 (Class A13)
765,146	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	774,757
		Series - 2019 1 (Class A3)
924,988	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	910,151
		Series - 2019 1 (Class A15)
339,820	g,i	JP Morgan Mortgage Trust	4.000	08/25/49	336,107
		Series - 2019 2 (Class A4)
663,982	g,i	JP Morgan Mortgage Trust	4.751	09/25/49	629,598
		Series - 2019 3 (Class B1)
907,030	g,i	JP Morgan Mortgage Trust	3.895	06/25/50	720,088
		Series - 2020 1 (Class B2)
2,400,000	i	JPMBB Commercial Mortgage Securities Trust	4.473	09/15/47	2,095,691
		Series - 2014 C23 (Class C)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.307	02/15/48	856,214
		Series - 2015 C27 (Class C)
248,462		JPMDB Commercial Mortgage Securities Trust	1.537	12/15/49	246,625
		Series - 2016 C4 (Class A1)
990,008	g	Ladder Capital Commercial Mortgage Securities	3.575	02/15/36	985,204
		Series - 2013 GCP (Class A1)
10,000,000	g	Liberty Street Trust	3.597	02/10/36	10,344,138
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust	3.082	08/15/34	3,839,305
		Series - 2017 330M (Class A)
1,910,069	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.750	12/15/46	1,574,504
		Series - 2014 C19 (Class LNC3)
737,507		Morgan Stanley Bank of America Merrill Lynch Trust	3.069	02/15/48	752,489
		Series - 2015 C20 (Class ASB)
351,715	i	Morgan Stanley Capital I Trust	1.772	08/25/34	336,150
		Series - 2004 HE6 (Class M1)
425,000	g,i	Morgan Stanley Capital I Trust	1.405	11/15/34	402,336
		Series - 2017 CLS (Class A)
218

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$210,952	†,i	Morgan Stanley Capital I Trust	6.149%	12/12/49	$125,727
		Series - 2007 IQ16 (Class AJFX)
750,000		Morgan Stanley Capital I Trust	4.177	07/15/51	824,414
		Series - 2018 H3 (Class A5)
2,500,000	g,i	MSDB Trust	3.316	07/11/39	2,359,820
		Series - 2017 712F (Class A)
3,600,000	g,i	MSDB Trust	3.453	07/11/39	2,971,018
		Series - 2017 712F (Class B)
3,450,000	g,i	Natixis Commercial Mortgage Securities Trust	3.790	11/15/32	3,418,876
		Series - 2018 285M (Class A)
1,050,000	g,i	Natixis Commercial Mortgage Securities Trust	3.790	11/15/32	1,020,849
		Series - 2018 285M (Class C)
10,500,000	g,i	Natixis Commercial Mortgage Securities Trust	1.488	07/15/33	10,028,624
		Series - 2018 850T (Class A)
14,000,000	g,i	Natixis Commercial Mortgage Securities Trust	4.955	07/15/36	11,554,907
		Series - 2019 MILE (Class F)
151,002	i	New York Mortgage Trust	1.427	02/25/36	137,239
		Series - 2005 3 (Class A1)
14,500,000	g	One Bryant Park Trust	2.516	09/15/54	14,444,082
		Series - 2019 OBP (Class A)
2,750,000	g	One Market Plaza Trust	3.614	02/10/32	2,668,549
		Series - 2017 1MKT (Class A)
112,404	g	Prima Capital CRE Securitization Ltd	2.550	08/24/49	111,908
		Series - 2015 4A (Class MR-A)
809,452	g,i	Sequoia Mortgage Trust	3.500	05/25/45	824,910
		Series - 2015 2 (Class A1)
233,409	g,i	Sequoia Mortgage Trust	3.500	06/25/46	236,325
		Series - 2016 1 (Class A19)
277,964	g,i	Sequoia Mortgage Trust	3.500	11/25/46	279,128
		Series - 2016 3 (Class A10)
717,309	g,i	Sequoia Mortgage Trust	3.500	04/25/47	725,573
		Series - 2017 3 (Class A19)
1,623,208	g,i	Sequoia Mortgage Trust	3.500	04/25/47	1,630,569
		Series - 2017 3 (Class A4)
234,381	g,i	Sequoia Mortgage Trust	3.754	09/25/47	220,218
		Series - 2017 6 (Class B1)
556,262	g,i	Sequoia Mortgage Trust	3.500	02/25/48	561,842
		Series - 2018 2 (Class A1)
184,193	g,i	Sequoia Mortgage Trust	3.500	02/25/48	185,266
		Series - 2018 2 (Class A19)
114,037	g,i	Sequoia Mortgage Trust	3.500	03/25/48	114,809
		Series - 2018 3 (Class A1)
123,395	g,i	Sequoia Mortgage Trust	3.500	03/25/48	122,832
		Series - 2018 3 (Class A4)
470,463	g,i	Sequoia Mortgage Trust	4.000	09/25/48	468,857
		Series - 2018 7 (Class A4)
278,934	g,i	Sequoia Mortgage Trust	4.000	09/25/48	280,325
		Series - 2018 7 (Class A19)
117,558	g,i	Sequoia Mortgage Trust	4.000	11/25/48	120,551
		Series - 2018 8 (Class A1)
219

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$196,841	g,i	Sequoia Mortgage Trust	4.000%	11/25/48	$201,032
		Series - 2018 8 (Class A19)
1,109,854	g,i	Sequoia Mortgage Trust	4.000	06/25/49	1,103,545
		Series - 2019 2 (Class A1)
324,566	g,i	Sequoia Mortgage Trust	4.000	06/25/49	321,203
		Series - 2019 2 (Class A19)
1,868,810	g,i	Sequoia Mortgage Trust	3.500	11/25/49	1,895,564
		Series - 2019 4 (Class A1)
1,519,179	g,i	Sequoia Mortgage Trust	3.500	12/25/49	1,546,387
		Series - 2019 5 (Class A1)
853,040	g,i	Sequoia Mortgage Trust	3.500	12/25/49	863,498
		Series - 2019 5 (Class A19)
2,845,000	g,i	Sequoia Mortgage Trust	3.000	04/25/50	2,866,592
		Series - 2020 3 (Class A19)
3,758,242	g,i	Shellpoint Co-Originator Trust	3.500	10/25/47	3,806,267
		Series - 2017 2 (Class A1)
1,392,777	i	Structured Agency Credit Risk Debt Note (STACR)	5.597	10/25/28	1,323,138
		Series - 2016 DNA2 (Class M3)
801,001	i	STACR	2.297	03/25/29	767,288
		Series - 2016 HQA3 (Class M2)
336,000	i	STACR	4.197	07/25/29	295,680
		Series - 2017 DNA1 (Class M2)
103,007	i	STACR	2.147	10/25/29	100,296
		Series - 2017 DNA2 (Class M1)
206,805	i	STACR	1.697	03/25/30	203,425
		Series - 2017 DNA3 (Class M1)
1,217,418	i	STACR	1.897	04/25/30	1,138,027
		Series - 2017 HQA3 (Class M2AS)
2,243,200	i	STACR	3.297	04/25/30	1,925,774
		Series - HQA3 (Class M2)
361,014	g,i	STACR	3.729	02/25/48	358,715
		Series - 2018 SPI1 (Class M1)
173,411	g,i	STACR	3.811	05/25/48	167,758
		Series - 2018 SPI2 (Class M1)
198,021	g,i	STACR	4.148	08/25/48	193,350
		Series - 2018 SPI3 (Class M1)
1,101,116	g,i	STACR	4.461	11/25/48	905,538
		Series - 2018 SPI4 (Class M2)
360,000	g,i	STACR	2.797	02/25/50	228,673
		Series - 2020 DNA2 (Class M2)
342,000	g,i	STACR	3.911	03/25/50	220,071
		Series - 2020 HQA2 (Class M2)
12,640,000	g	VNDO Mortgage Trust	3.808	12/13/29	12,612,385
		Series - 2013 PENN (Class A)
2,925,000	g,i	VNDO Trust	3.337	11/15/30	2,732,583
		Series - 2012 6AVE (Class C)
2,711,000	g	VNDO Trust	3.805	01/10/35	2,835,462
		Series - 2016 350P (Class A)
3,000,000	g,i	VNDO Trust	3.903	01/10/35	3,129,005
		Series - 2016 350P (Class B)
758,273	i	Wachovia Bank Commercial Mortgage Trust	5.748	04/15/47	742,137
		Series - 2007 C31 (Class F)
220

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		Wells Fargo Commercial Mortgage Trust	2.514%	08/15/49	$755,401
		Series - 2016 BNK1 (Class ASB)
750,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	771,169
		Series - 2016 C33 (Class ASB)
602,318	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	606,816
		Series - 2019 2 (Class A17)
350,000	g,i	WFRBS Commercial Mortgage Trust	5.174	02/15/44	355,335
		Series - 2011 C2 (Class B)
750,000		WFRBS Commercial Mortgage Trust	3.311	03/15/45	745,288
		Series - 2013 C11 (Class AS)
650,000	i	WFRBS Commercial Mortgage Trust	4.690	12/15/46	585,563
		Series - 2013 C18 (Class C)
		TOTAL OTHER MORTGAGE BACKED			363,265,745

		TOTAL STRUCTURED ASSETS			549,623,504
		(Cost $595,861,627)

		TOTAL BONDS			4,837,070,655
		(Cost $4,815,836,459)

SHARES		COMPANY
PREFERRED STOCKS - 0.5%

REAL ESTATE - 0.4%
400,000	*	Brookfield Property Partners LP			6,376,000
695,000	*	Brookfield Property Partners LP			9,730,000
		TOTAL REAL ESTATE			16,106,000

UTILITIES - 0.1%
308,000	*	Brookfield Renewable Partners LP			5,999,840
		TOTAL UTILITIES			5,999,840

		TOTAL PREFERRED STOCKS			22,105,840
		(Cost $35,075,000)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.6%

GOVERNMENT AGENCY DEBT - 2.6%
$23,000,000		Federal Farm Credit Bank (FFCB)	0.030	09/28/20	22,985,050
10,000,000		FFCB	0.100	11/20/20	9,990,939
800,000		Federal Home Loan Bank (FHLB)	0.550	04/23/20	799,966
11,117,000		FHLB	0.120	05/11/20	11,116,135
3,740,000		FHLB	0.550	05/26/20	3,739,600
19,821,000		FHLB	0.150	05/28/20	19,818,803
4,255,000		FHLB	0.200	07/13/20	4,253,905
12,500,000		FHLB	0.060	10/01/20	12,491,104
18,000,000		FHLB	0.070	10/13/20	17,986,350
10,000,000		FHLB	0.100	01/19/21	9,986,978
10,000,000		FHLB	0.170	03/08/21	9,983,897
6,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.100	08/19/20	5,997,433
		TOTAL GOVERNMENT AGENCY DEBT			129,150,160
221

TIAA-CREF FUNDS - Core Impact Bond Fund

ISSUER	VALUE

TOTAL SHORT-TERM INVESTMENTS	$129,150,160
(Cost $129,174,220)

TOTAL INVESTMENTS - 101.1%	4,998,286,654
(Cost $4,991,200,313)
OTHER ASSETS & LIABILITIES, NET - (1.1)%	(53,736,411)
NET ASSETS - 100.0%	$4,944,550,243

Abbreviation(s):
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
SOFR	Secure Overnight Financing Rate

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $1,114,143,294 or 22.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$7,150,049	EUR	6,490,250	Bank of America, N.A.	06/30/20	$(32,772)

Abbreviation(s):
EUR	Euro
222

TIAA-CREF FUNDS - Core Plus Bond Fund

TIAA-CREF FUNDS

CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 2.4%

AUTOMOBILES & COMPONENTS - 0.1%
$997,494	i	Clarios Global LP	LIBOR 1 M + 3.500%	4.441%	04/30/26	$907,719
2,715,467	i	Gates Global LLC	LIBOR 1 M + 2.750%	3.750	04/01/24	2,340,733
		TOTAL AUTOMOBILES & COMPONENTS				3,248,452

CAPITAL GOODS - 0.2%
2,531,447	i	CHI Overhead Doors, Inc	LIBOR 1 M + 3.250%	4.250	07/31/22	2,154,894
1,500,000	h,i	Fluidra SA	LIBOR 1 M + 2.000%	2.989	07/02/25	1,350,000
679,029	i	MKS Instruments, Inc	LIBOR 1 M + 1.750%	2.739	02/02/26	607,140
330,817	i	Penn Engineering & Manufacturing Corp	LIBOR 3 M + 2.750%	4.125	06/27/24	286,157
249,361	i	PODS LLC	LIBOR 1 M + 2.750%	3.750	12/06/24	220,684
483,750	i	Proampac PG Borrower LLC	LIBOR 1 M and 3 M + 3.500%	4.500	11/20/23	400,908
994,975	i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.000	01/29/25	746,231
1,480,591	i	TransDigm, Inc	LIBOR 1 M + 2.250%	3.239	12/09/25	1,343,637
		TOTAL CAPITAL GOODS				7,109,651

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,169,563	i	Allied Universal Holdco LLC	LIBOR 1 M + 4.250%	5.239	07/10/26	1,995,998
1,945,000	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	2.739	06/28/24	1,765,691
1,590,575	i	GFL Environmental, Inc	LIBOR 1 M + 3.000%	4.000	05/30/25	1,534,905
598,469	i	Packers Holdings LLC	LIBOR 1 M + 3.250%	4.250	12/04/24	501,218
1,407,663	i	Prime Security Services	LIBOR 1 M + 3.250%	4.606	09/23/26	1,257,043
1,741,110	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.093	11/14/22	1,545,236
2,529,277	i	Trans Union LLC	LIBOR 1 M + 1.750%	2.739	11/16/26	2,414,195
1,118,576	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	4.250	05/16/22	928,418
195,896	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	4.250	05/16/22	162,593
1,443,919	i	West Corp	LIBOR 3 M + 4.000%	5.450	10/10/24	1,076,802
1,196,736	i	XPO Logistics, Inc	LIBOR 3 M + 2.000%	3.613	02/24/25	1,128,354
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				14,310,453

CONSUMER DURABLES & APPAREL - 0.0%
1,429,730	i	Academy Ltd	LIBOR 1 M + 4.000%	5.515	07/01/22	763,318
500,000	h,i	Wilsonart LLC	LIBOR 3 M + 3.250%	4.710	12/19/23	400,000
		TOTAL CONSUMER DURABLES & APPAREL				1,163,318

CONSUMER SERVICES - 0.2%
2,367,905	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	5.200	07/08/22	1,197,639
3,237,666	i	KUEHG Corp	LIBOR 3 M + 3.750%	5.200	02/21/25	2,399,111
2,248,365	i	Scientific Games International, Inc	LIBOR 1 M and 2 M + 2.750%	3.739	08/14/24	1,806,179
3,484,285	i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	4.500	06/19/24	2,839,692
		TOTAL CONSUMER SERVICES				8,242,621

DIVERSIFIED FINANCIALS - 0.0%
376,166	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	3.239	03/24/25	336,668
		TOTAL DIVERSIFIED FINANCIALS				336,668
223

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
ENERGY - 0.0%
$1,435,000	i	California Resources Corp	LIBOR 3 M + 10.375%	11.988%	12/31/21	$67,646
2,973,290	i	Ultra Resources, Inc	LIBOR 3 M + 4.000%	5.603	04/12/24	1,399,914
		TOTAL ENERGY				1,467,560

FOOD & STAPLES RETAILING - 0.0%
1,121,250	i	Give & Go Prepared Foods Corp	Prime 3 M + 3.250%	6.500	07/29/23	1,094,620
		TOTAL FOOD & STAPLES RETAILING				1,094,620

FOOD, BEVERAGE & TOBACCO - 0.0%
1,800,000	i	Froneri US, Inc	LIBOR 1 M + 2.250%	3.239	01/29/27	1,705,500
		TOTAL FOOD, BEVERAGE & TOBACCO				1,705,500

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
2,030,365	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.500%	3.500	03/01/24	1,908,543
450,000	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.872	01/08/27	423,000
2,491,039	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	5.250	04/29/24	2,223,252
994,859	i	ExamWorks Group Inc	LIBOR 3 M and 6 M + 3.250%	4.250	07/27/23	890,399
1,496,212	i	Gentiva Health Services, Inc	LIBOR 1 M + 3.250%	4.250	07/02/25	1,398,958
541,932	i	Greatbatch Ltd	LIBOR 1 M + 2.500%	3.510	10/27/22	506,707
1,744,778	h,i	Jaguar Holding Co II	LIBOR 1 M + 2.500%	3.500	08/18/22	1,660,662
1,452,650	i	Midwest Physician Administrative Services LLC	LIBOR 1 M + 2.750%	3.739	08/15/24	1,147,593
1,915,582	i	Onex Schumacher Finance LP	LIBOR 3 M + 4.000%	5.450	07/29/22	1,453,927
962,500	i	Precyse Acquisition Corp	LIBOR 1 M + 4.500%	5.500	10/20/22	801,281
2,767,907	h,i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	4.739	11/16/25	2,555,138
2,000,000	i	Select Medical Corp	LIBOR 1 M + 2.500%	3.430	03/06/25	1,890,000
2,070,803	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	3.750	02/06/24	1,294,252
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				18,153,712

INSURANCE - 0.1%
218,838	i	Acrisure LLC	LIBOR 3 M + 3.500%	5.207	02/15/27	192,577
1,568,488	i	Asurion LLC	LIBOR 1 M + 3.000%	3.989	08/04/22	1,479,602
331,251	i	Asurion LLC	LIBOR 1 M + 3.000%	3.989	11/03/23	314,688
800,000	i	Asurion LLC	LIBOR 1 M + 6.500%	7.489	08/04/25	729,000
997,500	i	HUB International Ltd	LIBOR 3 M + 4.000%	5.692	04/25/25	935,156
1,994,885	i	USI, Inc	LIBOR 1 M + 3.000%	3.989	05/16/24	1,815,345
		TOTAL INSURANCE				5,466,368

MATERIALS - 0.2%
994,285	i	Atotech Alpha 3 BV	LIBOR 3 M + 3.000%	4.450	01/31/24	904,799
2,000,000	i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.863	10/01/22	1,904,160
706,076	i	Flex Acquisition Co, Inc	LIBOR 1 M and 3 M + 3.000%	4.581	12/31/23	638,999
212,665	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	2.773	10/21/24	183,291
1,180,875	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	3.950	03/01/26	1,043,893
401,448	i	Plastipak Holdings, Inc	LIBOR 1 M + 2.500%	3.490	10/15/24	360,099
2,719,351	h,i	Quikrete Holdings, Inc	LIBOR 1 M + 2.500%	3.489	02/01/27	2,501,803
1,548,090	h,i	Tronox Finance LLC	LIBOR 1 M and 3 M + 2.750%	3.739	09/23/24	1,347,938
224

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,500,000	i	Zekelman Industries, Inc	LIBOR 1 M + 2.250%	3.209%	01/25/27	$1,365,000
		TOTAL MATERIALS				10,249,982

MEDIA & ENTERTAINMENT - 0.2%
300,000	h,i	Banijay Group US Holding, Inc	LIBOR 1 M + 3.750%	4.750	03/04/25	264,000
1,515,732	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	2.862	07/17/25	1,442,477
995,000	i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	4.180	08/24/26	766,150
703,820	i	EIG Investors Corp	LIBOR 3 M + 3.750%	5.388	02/09/23	559,537
250,000	i	GOBP Holdings, Inc	LIBOR 3 M + 2.750%	3.744	10/22/25	230,625
450,000	i	Match Group, Inc	LIBOR 3 M + 1.750%	3.457	02/07/27	403,501
498,750	i	Pregis TopCo Corp	LIBOR 1 M + 4.000%	4.989	07/31/26	431,419
773,063	i	Terrier Media Buyer, Inc	LIBOR 3 M + 4.250%	5.700	12/17/26	682,228
2,996,147	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	3.750	03/15/24	2,524,254
		TOTAL MEDIA & ENTERTAINMENT				7,304,191

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,779,375	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	4.489	09/26/24	1,406,703
1,946,632	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.612	06/02/25	1,842,000
997,169	i	PAREXEL International Corp	LIBOR 1 M + 2.750%	3.739	09/27/24	846,347
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				4,095,050

REAL ESTATE - 0.1%
2,765,000	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	3.739	08/21/25	2,412,463
661,500	i	Ten-X LLC	LIBOR 1 M and 3 M + 3.000%	5.000	09/29/24	533,612
		TOTAL REAL ESTATE				2,946,075

RETAILING - 0.1%
1,321,688	i	Camelot Finance S.A.	LIBOR 1 M + 3.250%	4.239	10/28/26	1,242,386
216,057	†,i	FBB Holdings III, Inc	LIBOR 3 M + 9.000%	10.000	02/07/24	64,817
891,627	i	Men’s Wearhouse, Inc	LIBOR 1 M + 3.250%	4.831	04/09/25	303,153
2,245,425	i	PetSmart, Inc	LIBOR 3 M + 4.000%	5.000	03/11/22	2,147,479
806,830	i	Sally Holdings LLC	LIBOR 1 M + 2.250%	3.240	07/05/24	677,737
1,960,188	i	Staples, Inc	LIBOR 1 M + 5.000%	6.515	04/16/26	1,538,747
		TOTAL RETAILING				5,974,319

SOFTWARE & SERVICES - 0.1%
2,516,987	i	DTI Holdco, Inc	LIBOR 3 M + 4.750%	6.527	10/02/23	1,768,183
922,696	i	Infor US, Inc	LIBOR 1 M + 2.750%	3.750	02/01/22	884,404
2,107,000	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	4.239	11/29/24	1,741,794
120,000	i	Presidio Holdings, Inc	LIBOR 2 M + 3.500%	5.280	01/22/27	111,600
1,750,000	i	Web.com Group Inc	LIBOR 3 M + 3.750%	4.945	10/10/25	1,426,250
		TOTAL SOFTWARE & SERVICES				5,932,231

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,000,000	i	Dell International LLC	LIBOR 1 M + 2.000%	2.990	09/19/25	1,901,260
231,947	†,i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.240	07/05/23	208,753
1,300,000	i	Pitney Bowes, Inc	LIBOR 1 M + 5.500%	6.490	01/17/25	1,105,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,215,013

TELECOMMUNICATION SERVICES - 0.1%
1,152,293	i	CNT Holdings III Corp	LIBOR 3 M + 3.000%	4.080	01/22/23	1,024,826
700,000	i	Front Range BidCo, Inc	LIBOR 1 M + 3.000%	3.989	03/09/27	658,000
225

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$994,962	i	Sprint Communications, Inc	LIBOR 1 M + 3.000%	4.000%	02/02/24	$987,500
		TOTAL TELECOMMUNICATION SERVICES				2,670,326

TRANSPORTATION - 0.0%
2,000,000	i	Genesee & Wyoming, Inc	LIBOR 3 M + 2.000%	3.450	12/30/26	1,906,260
		TOTAL TRANSPORTATION				1,906,260

UTILITIES - 0.1%
471,244	i	AssuredPartners, Inc	LIBOR 1 M + 3.500%	4.489	02/12/27	408,804
994,821	†,i	Gopher Resource LLC	LIBOR 1 M + 3.250%	4.250	03/06/25	880,416
1,546,125	i	ProQuest LLC	LIBOR 1 M + 3.500%	4.489	10/23/26	1,437,896
497,500	i	Talen Energy Supply LLC	LIBOR 1 M + 3.750%	4.739	06/26/26	430,338
		TOTAL UTILITIES				3,157,454

		TOTAL BANK LOAN OBLIGATIONS				109,749,824
		(Cost $129,092,981)

BONDS - 92.9%

CORPORATE BONDS - 37.8%

AUTOMOBILES & COMPONENTS - 0.4%
350,000	g	Adient Global Holdings Ltd		4.875	08/15/26	239,698
720,000	g	Allison Transmission, Inc		5.000	10/01/24	698,400
1,500,000	g	Dana Financing Luxembourg SARL		6.500	06/01/26	1,320,000
575,000		Dana, Inc		5.375	11/15/27	465,750
1,000,000		Ford Motor Co		7.450	07/16/31	720,000
4,900,000	g	Gates Global LLC		6.250	01/15/26	4,336,500
100,000		General Motors Co		5.000	10/01/28	87,683
1,350,000		General Motors Co		6.600	04/01/36	1,174,898
1,325,000		General Motors Co		6.250	10/02/43	1,052,249
3,325,000		General Motors Co		5.200	04/01/45	2,635,402
750,000		General Motors Co		6.750	04/01/46	599,694
1,650,000	g	Hyundai Capital America		2.375	02/10/23	1,555,494
1,650,000	g	Hyundai Capital America		3.000	02/10/27	1,530,638
250,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	195,000
1,450,000		Magna International, Inc		3.625	06/15/24	1,508,857
		TOTAL AUTOMOBILES & COMPONENTS				18,120,263

BANKS - 8.1%
2,000,000	g	Akbank TAS		6.797	04/27/28	1,555,600
2,450,000	g	Australia & New Zealand Banking Group Ltd		2.950	07/22/30	2,321,460
2,425,000	g	Banco del Estado de Chile		4.125	10/07/20	2,431,087
3,575,000	g	Banco del Estado de Chile		2.668	01/08/21	3,548,188
2,375,000	g	Banco del Estado de Chile		2.704	01/09/25	2,210,555
2,000,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	1,890,000
1,905,000		Banco Santander S.A.		3.800	02/23/28	1,869,408
1,700,000		Bancolombia S.A.		3.000	01/29/25	1,523,217
2,000,000		Bancolombia S.A.		4.625	12/18/29	1,750,000
3,000,000	g	Bank Leumi Le-Israel BM		3.275	01/29/31	2,787,120
10,000,000		Bank of America Corp		2.250	04/21/20	9,998,400
2,150,000		Bank of America Corp		3.875	08/01/25	2,305,193
226

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$11,975,000		Bank of America Corp	2.456%	10/22/25	$12,076,316
3,850,000		Bank of America Corp	4.250	10/22/26	4,108,166
4,575,000		Bank of America Corp	3.559	04/23/27	4,788,422
2,735,000		Bank of America Corp	3.248	10/21/27	2,856,417
1,375,000		Bank of America Corp	3.824	01/20/28	1,426,156
4,004,000		Bank of America Corp	3.419	12/20/28	4,134,220
3,625,000		Bank of America Corp	2.884	10/22/30	3,619,891
20,250,000		Bank of America Corp	2.496	02/13/31	19,428,236
2,000,000		Bank of America Corp	4.083	03/20/51	2,270,346
630,000		Bank of America Corp	6.300	N/A‡	661,500
7,000,000		Bank of America Corp	6.100	N/A‡	7,070,000
5,000,000	g	Bank of Montreal	2.500	01/11/22	5,155,924
1,500,000		Barclays plc	4.338	05/16/24	1,447,112
3,000,000		Barclays plc	3.932	05/07/25	2,879,035
1,000,000	g	BNG Bank NV	3.125	11/08/21	1,041,537
1,500,000	g	BNG Bank NV	1.500	10/16/24	1,548,713
1,800,000	g	BPCE S.A.	4.625	07/11/24	1,769,696
3,000,000		Capital One NA	2.650	08/08/22	2,970,738
5,000,000		CitiBank NA	2.100	06/12/20	4,990,480
6,735,000		CitiBank NA	2.850	02/12/21	6,767,653
1,625,000		Citigroup, Inc	3.875	03/26/25	1,703,109
5,895,000		Citigroup, Inc	3.200	10/21/26	6,105,654
2,805,000		Citigroup, Inc	4.300	11/20/26	2,965,978
6,070,000		Citigroup, Inc	4.450	09/29/27	6,364,741
11,200,000		Citigroup, Inc	2.666	01/29/31	10,867,306
8,300,000		Citigroup, Inc	4.412	03/31/31	9,132,295
7,500,000		Citigroup, Inc	4.700	N/A‡	6,487,500
10,000,000		Citigroup, Inc	5.000	N/A‡	9,141,600
1,525,000		Citizens Bank NA	2.650	05/26/22	1,523,165
1,380,000		Cooperatieve Rabobank UA	3.950	11/09/22	1,388,043
1,350,000	g	Cooperatieve Rabobank UA	2.625	07/22/24	1,311,501
5,725,000		Cooperatieve Rabobank UA	3.750	07/21/26	5,516,458
2,325,000	g	Credit Agricole S.A.	3.250	10/04/24	2,328,935
1,075,000	g	Credit Agricole S.A.	2.375	01/22/25	1,052,052
830,000	g	Danske Bank AS	5.375	01/12/24	873,714
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,581,977
1,206,000		Discover Bank	3.200	08/09/21	1,200,298
2,450,000		Discover Bank	2.450	09/12/24	2,347,264
800,000		Discover Bank	4.250	03/13/26	801,560
1,625,000		Discover Bank	3.450	07/27/26	1,588,937
1,375,000		Discover Bank	2.700	02/06/30	1,195,332
1,100,000		HSBC Holdings plc	3.033	11/22/23	1,091,888
2,200,000		HSBC Holdings plc	3.803	03/11/25	2,290,400
1,775,000		HSBC Holdings plc	2.633	11/07/25	1,722,204
1,300,000		HSBC Holdings plc	3.900	05/25/26	1,322,607
5,675,000		HSBC Holdings plc	4.292	09/12/26	5,932,756
630,000		HSBC Holdings plc	4.375	11/23/26	668,936
1,250,000		HSBC Holdings plc	4.041	03/13/28	1,272,210
1,325,000		HSBC Holdings plc	4.950	03/31/30	1,461,263
2,200,000		HSBC Holdings plc	3.973	05/22/30	2,259,451
990,000		Huntington Bancshares, Inc	4.000	05/15/25	1,036,449
2,625,000		Huntington National Bank	2.500	08/07/22	2,631,376
1,075,000	g	ING Groep NV	4.625	01/06/26	1,133,006
1,100,000		ING Groep NV	3.950	03/29/27	1,099,797
227

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,175,000		JPMorgan Chase & Co	2.776%	04/25/23	$2,202,522
700,000		JPMorgan Chase & Co	2.700	05/18/23	718,147
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	5,279,705
660,000		JPMorgan Chase & Co	3.900	07/15/25	705,925
5,525,000		JPMorgan Chase & Co	2.301	10/15/25	5,525,570
350,000		JPMorgan Chase & Co	3.200	06/15/26	363,480
13,880,000		JPMorgan Chase & Co	3.702	05/06/30	14,907,522
3,825,000		JPMorgan Chase & Co	2.739	10/15/30	3,841,026
5,000,000		JPMorgan Chase & Co	4.493	03/24/31	5,800,628
1,250,000		JPMorgan Chase & Co	4.260	02/22/48	1,501,842
6,300,000		JPMorgan Chase & Co	4.600	N/A‡	5,513,760
1,500,000		JPMorgan Chase & Co	6.750	N/A‡	1,567,500
6,400,000		JPMorgan Chase & Co	5.000	N/A‡	6,000,000
7,195,000		JPMorgan Chase Bank NA	3.086	04/26/21	7,192,001
890,000		Keycorp	5.000	N/A‡	774,300
1,800,000		Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	1,782,237
1,400,000		Mitsubishi UFJ Financial Group, Inc	2.559	02/25/30	1,345,537
400,000		MUFG Americas Holdings Corp	3.500	06/18/22	407,636
1,140,000		Northern Trust Corp	3.950	10/30/25	1,193,349
3,500,000		PNC Bank NA	2.600	07/21/20	3,494,619
1,275,000		PNC Bank NA	2.450	11/05/20	1,277,379
1,200,000		PNC Bank NA	2.700	10/22/29	1,163,861
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,669,170
10,000,000	g	Royal Bank of Canada	3.350	10/22/21	10,346,707
2,900,000		Royal Bank of Canada	2.550	07/16/24	2,953,265
2,325,000		Santander Holdings USA, Inc	3.400	01/18/23	2,296,899
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	2,993,393
3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,725,544
2,250,000		Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	2,248,653
2,700,000		Toronto-Dominion Bank	1.850	09/11/20	2,696,539
475,000		Toronto-Dominion Bank	3.625	09/15/31	472,345
1,350,000		Truist Bank	3.525	10/26/21	1,351,155
575,000		Truist Bank	2.750	05/01/23	582,097
1,225,000		Truist Bank	2.150	12/06/24	1,213,437
1,195,000		Truist Financial Corp	5.050	N/A‡	1,063,550
5,055,000		Truist Financial Corp	4.800	N/A‡	4,347,300
1,775,000	g	UBS Group AG.	3.126	08/13/30	1,731,780
1,700,000	g	United Overseas Bank Ltd	3.750	04/15/29	1,763,272
23,900,000		Wells Fargo Bank NA	2.082	09/09/22	23,786,987
5,000,000		Westpac Banking Corp	2.750	01/11/23	5,087,577
1,300,000		Westpac Banking Corp	4.110	07/24/34	1,261,559
		TOTAL BANKS			369,750,323

CAPITAL GOODS - 0.9%
2,500,000	g	Adaro Indonesia PT	4.250	10/31/24	2,038,750
1,300,000		Anixter, Inc	5.125	10/01/21	1,308,788
1,500,000		Anixter, Inc	6.000	12/01/25	1,468,125
325,000	g	Beacon Roofing Supply, Inc	4.500	11/15/26	299,910
2,000,000	g	BOC Aviation Ltd	3.000	09/11/29	1,959,260
2,250,000	g	Carrier Global Corp	2.722	02/15/30	2,070,208
600,000	g	Cloud Crane LLC	10.125	08/01/24	472,500
115,000		General Electric Co	6.875	01/10/39	143,472
1,250,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	1,181,250
228

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,595,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800%	03/21/29	$2,623,658
1,590,000		John Deere Capital Corp	2.650	06/24/24	1,565,393
700,000		Lam Research Corp	3.750	03/15/26	742,666
775,000		Lam Research Corp	4.000	03/15/29	880,009
500,000	g	Land O’ Lakes, Inc	8.000	N/A‡	450,000
1,675,000		Lockheed Martin Corp	2.500	11/23/20	1,678,829
375,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	403,583
467,000		Mosaic Co	4.875	11/15/41	376,640
3,000,000	g	NBM US Holdings, Inc	6.625	08/06/29	2,700,000
1,925,000		Northrop Grumman Corp	3.250	01/15/28	2,019,618
1,150,000	g	Otis Worldwide Corp	2.565	02/15/30	1,113,813
4,615,000		Parker-Hannifin Corp	3.250	06/14/29	4,656,867
1,300,000		Roper Technologies, Inc	3.800	12/15/26	1,336,630
1,000,000		Roper Technologies, Inc	2.950	09/15/29	993,642
200,000		Trimble, Inc	4.900	06/15/28	215,420
677,000		United Technologies Corp	3.650	08/16/23	711,815
4,450,000		United Technologies Corp	4.125	11/16/28	4,912,372
1,725,000		United Technologies Corp	4.500	06/01/42	2,003,214
		TOTAL CAPITAL GOODS			40,326,432

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
770,000		ADT Corp	4.125	06/15/23	752,667
1,650,000		AECOM	5.875	10/15/24	1,612,875
800,000	g	ASGN, Inc	4.625	05/15/28	750,000
2,763,323	g	British Airways	3.800	09/20/31	2,486,990
250,000	g	GFL Environmental, Inc	5.125	12/15/26	243,750
400,000	g	KAR Auction Services, Inc	5.125	06/01/25	382,000
775,000	g	Prime Security Services Borrower LLC	5.250	04/15/24	765,537
2,750,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	2,695,000
725,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	625,313
1,000,000		Republic Services, Inc	3.550	06/01/22	1,025,894
1,550,000		Republic Services, Inc	2.900	07/01/26	1,566,710
200,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	202,000
675,000		RR Donnelley & Sons Co	6.500	11/15/23	675,000
590,000	g	Standard Chartered plc	7.500	N/A‡	575,610
925,000		United Rentals North America, Inc	5.500	07/15/25	906,500
1,125,000		United Rentals North America, Inc	6.500	12/15/26	1,141,875
4,725,000		Visa, Inc	2.050	04/15/30	4,718,149
550,000		Visa, Inc	2.700	04/15/40	545,952
1,550,000		Waste Management, Inc	2.900	09/15/22	1,556,519
900,000		Waste Management, Inc	2.950	06/15/24	915,123
2,100,000		Waste Management, Inc	3.150	11/15/27	2,169,472
1,800,000		Waste Management, Inc	3.450	06/15/29	1,926,218
550,000		Waste Management, Inc	4.100	03/01/45	610,088
850,000		Waste Management, Inc	4.150	07/15/49	977,492
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			29,826,734

CONSUMER DURABLES & APPAREL - 0.1%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,032,154
325,000	g	Hanesbrands, Inc	4.625	05/15/24	321,750
400,000		Leggett & Platt, Inc	4.400	03/15/29	412,934
2,250,000		Lennar Corp	4.500	04/30/24	2,200,590
1,870,000		Lennar Corp	5.875	11/15/24	1,891,505
1,100,000	g	LGI Homes, Inc	6.875	07/15/26	957,000
		TOTAL CONSUMER DURABLES & APPAREL			6,815,933
229

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
CONSUMER SERVICES - 0.5%
$8,000,000		Anheuser-Busch Cos LLC		3.650%	02/01/26	$8,402,004
3,095,000		Anheuser-Busch Cos LLC		4.900	02/01/46	3,378,214
600,000		Boyd Gaming Corp		6.375	04/01/26	519,000
900,000		Boyd Gaming Corp		6.000	08/15/26	774,000
1,200,000	g	Cott Holdings, Inc		5.500	04/01/25	1,164,000
1,070,000	g	International Game Technology plc		6.250	02/15/22	983,876
2,070,000	g	International Game Technology plc		6.500	02/15/25	1,831,722
2,355,000		Nature Conservancy		2.843	02/01/24	2,357,523
2,745,000		Northwestern University		3.812	12/01/50	2,895,520
1,400,000		Sands China Ltd		5.400	08/08/28	1,311,814
325,000	g	Scientific Games International, Inc		5.000	10/15/25	282,750
100,000	g	Yum! Brands, Inc		7.750	04/01/25	105,000
		TOTAL CONSUMER SERVICES				24,005,423

DIVERSIFIED FINANCIALS - 4.6%
2,000,000		AerCap Ireland Capital DAC		4.625	07/01/22	1,619,588
900,000		AerCap Ireland Capital DAC		3.650	07/21/27	697,492
3,200,000		American Express Co		2.500	08/01/22	3,255,304
2,312,000		American Express Co		3.700	08/03/23	2,429,003
975,000		Ameriprise Financial, Inc		3.000	03/22/22	986,979
1,500,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	1,521,740
2,000,000	g	Banco BTG Pactual S.A.		4.500	01/10/25	1,740,000
1,380,000	g	Banco Mercantil del Norte S.A.		6.750	N/A‡	1,052,526
1,275,000		Bank of Montreal		3.803	12/15/32	1,238,414
2,850,000	g	BBVA Bancomer S.A.		5.125	01/18/33	2,359,800
1,200,000		Berkshire Hathaway, Inc		3.125	03/15/26	1,285,734
3,300,000	g	BNP Paribas S.A.		2.819	11/19/25	3,260,186
100,000	g	BNP Paribas S.A.		4.375	05/12/26	102,363
2,200,000	g	BNP Paribas S.A.		3.052	01/13/31	2,084,697
925,000	g	BNP Paribas S.A.		6.625	N/A‡	816,312
3,500,000	g,i	Caelus Re V Ltd	US Treasury Bill 3 M + 3.130%	3.140	06/05/20	3,328,500
2,825,000		Capital One Bank USA NA		3.375	02/15/23	2,763,839
1,055,000		Capital One Financial Corp		3.750	03/09/27	1,032,749
2,850,000	g	Comcel Trust		6.875	02/06/24	2,764,528
2,500,000	g	Credit Suisse Group AG.		2.997	12/14/23	2,433,682
775,000	g	Credit Suisse Group AG.		4.282	01/09/28	793,650
4,000,000	g	Credit Suisse Group AG.		6.375	N/A‡	3,510,800
4,075,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	4,167,699
2,325,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	2,349,269
1,550,000		Ford Motor Credit Co LLC		2.425	06/12/20	1,507,375
1,000,000		Ford Motor Credit Co LLC		5.750	02/01/21	970,000
1,775,000		Ford Motor Credit Co LLC		3.096	05/04/23	1,570,875
1,140,000		Ford Motor Credit Co LLC		5.584	03/18/24	1,057,350
10,000,000		GE Capital International Funding Co		2.342	11/15/20	9,943,400
1,775,000		GE Capital International Funding Co		3.373	11/15/25	1,784,196
8,900,000		GE Capital International Funding Co		4.418	11/15/35	9,615,297
1,800,000		General Motors Financial Co, Inc		5.650	01/17/29	1,612,390
7,600,000		Goldman Sachs Group, Inc		2.625	04/25/21	7,605,641
660,000		Goldman Sachs Group, Inc		5.250	07/27/21	686,111
2,230,000		Goldman Sachs Group, Inc		5.750	01/24/22	2,366,075
230

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,250,000		Goldman Sachs Group, Inc		4.000%	03/03/24	$1,310,849
1,050,000		Goldman Sachs Group, Inc		3.500	01/23/25	1,076,419
10,625,000		Goldman Sachs Group, Inc		3.691	06/05/28	10,918,778
2,550,000		Goldman Sachs Group, Inc		2.600	02/07/30	2,395,876
1,300,000		Goldman Sachs Group, Inc		4.017	10/31/38	1,305,439
1,425,000		Goldman Sachs Group, Inc		4.800	07/08/44	1,679,011
8,050,000		Goldman Sachs Group, Inc		5.500	N/A‡	7,736,936
2,500,000	g	Grupo Aval Ltd		4.375	02/04/30	2,006,250
2,000,000	g	High Street Funding Trust I		4.111	02/15/28	1,978,835
925,000		Icahn Enterprises LP		5.250	05/15/27	854,469
2,000,000		ICICI Bank Ltd		3.125	08/12/20	1,988,654
2,000,000		International Lease Finance Corp		5.875	08/15/22	1,787,945
425,000		Legg Mason, Inc		3.950	07/15/24	421,770
1,550,000		Morgan Stanley		5.500	07/28/21	1,609,117
6,550,000		Morgan Stanley		3.125	01/23/23	6,699,085
8,995,000		Morgan Stanley		2.720	07/22/25	9,106,349
7,925,000		Morgan Stanley		3.125	07/27/26	8,192,015
2,000,000		Morgan Stanley		3.625	01/20/27	2,114,102
1,480,000		Morgan Stanley		3.950	04/23/27	1,541,942
1,850,000		Morgan Stanley		2.699	01/22/31	1,810,344
5,000,000		Morgan Stanley		3.622	04/01/31	5,203,694
2,500,000		Morgan Stanley		5.597	03/24/51	3,531,177
2,375,000	g	Power Finance Corp Ltd		3.950	04/23/30	2,002,600
1,715,000	g	Quicken Loans, Inc		5.250	01/15/28	1,676,927
5,000,000	g,i	Sanders Re Ltd	LIBOR 6 M + 2.990%	4.591	12/06/21	4,740,000
5,775,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	5,906,244
1,500,000	g,i	Sierra Ltd		3.314	12/28/22	1,497,150
870,000	g	Societe Generale SA		6.750	N/A‡	725,363
600,000		Springleaf Finance Corp		6.125	03/15/24	592,566
1,350,000		Springleaf Finance Corp		5.375	11/15/29	1,235,952
700,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	710,012
55,000		Synchrony Financial		2.850	07/25/22	52,394
3,000,000		Synchrony Financial		4.250	08/15/24	2,888,465
850,000	g	UBS AG.		2.450	12/01/20	846,875
1,875,000	g	UBS Group AG.		2.859	08/15/23	1,858,757
1,975,000		Unilever Capital Corp		2.900	05/05/27	2,093,763
1,355,000		Wells Fargo & Co		4.600	04/01/21	1,384,420
2,075,000		Wells Fargo & Co		3.750	01/24/24	2,196,732
1,050,000		Wells Fargo & Co		3.550	09/29/25	1,107,444
2,800,000		Wells Fargo & Co		3.000	04/22/26	2,881,994
6,850,000		Wells Fargo & Co		2.879	10/30/30	6,792,660
1,500,000		Wells Fargo & Co		5.875	N/A‡	1,522,500
		TOTAL DIVERSIFIED FINANCIALS				204,295,438

ENERGY - 2.9%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC		4.600	11/02/47	1,449,179
400,000		AmeriGas Partners LP		5.875	08/20/26	383,120
1,175,000	g	Antero Midstream Partners LP		5.750	03/01/27	752,000
3,950,000	g	Archrock Partners LP		6.875	04/01/27	2,804,895
1,185,000		Baker Hughes a GE Co LLC		2.773	12/15/22	1,127,928
3,300,000		BP Capital Markets America, Inc		3.000	02/24/50	3,068,012
850,000		BP Capital Markets plc		2.520	09/19/22	841,453
173,000	†	California Resources Corp		6.000	11/15/24	3,460
2,550,000		Calumet Specialty Products Partners LP		7.750	04/15/23	1,759,500
231

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,250,000		Cheniere Energy Partners LP	5.625%	10/01/26	$2,092,500
1,538,000	†	Cloud Peak Energy Resources LLC	12.000	11/01/21	0
222,731		Cloud Peak Energy, Inc	9.000	10/24/24	111,366
351,682		Cloud Peak Energy, Inc	12.000	05/01/25	175,841
45,000		ConocoPhillips Co	6.500	02/01/39	56,797
2,325,000		Crestwood Midstream Partners LP	5.750	04/01/25	1,331,202
2,500,000	g	Denbury Resources, Inc	7.750	02/15/24	375,500
2,975,000		Diamondback Energy, Inc	2.875	12/01/24	2,078,359
2,125,000		Diamondback Energy, Inc	3.250	12/01/26	1,499,652
3,000,000		Diamondback Energy, Inc	3.500	12/01/29	2,115,636
1,975,000		Ecopetrol S.A.	5.875	05/28/45	1,749,870
2,450,000		Enbridge, Inc	3.125	11/15/29	2,264,182
6,420,000		Energy Transfer Operating LP	3.600	02/01/23	5,707,417
5,930,000		Energy Transfer Operating LP	4.200	09/15/23	5,179,577
1,375,000		Energy Transfer Operating LP	2.900	05/15/25	1,161,034
1,675,000		Energy Transfer Operating LP	4.750	01/15/26	1,480,060
2,000,000		Energy Transfer Operating LP	4.950	06/15/28	1,655,784
575,000		Energy Transfer Operating LP	5.250	04/15/29	486,902
3,075,000		Energy Transfer Operating LP	3.750	05/15/30	2,408,479
2,100,000		Energy Transfer Operating LP	6.250	04/15/49	1,777,251
3,300,000		Energy Transfer Operating LP	5.000	05/15/50	2,547,344
1,105,000		Enterprise Products Operating LLC	2.800	02/15/21	1,103,473
1,025,000		Enterprise Products Operating LLC	3.700	02/15/26	1,023,038
1,550,000		Enterprise Products Operating LLC	3.125	07/31/29	1,427,919
200,000		Enterprise Products Operating LLC	2.800	01/31/30	181,724
750,000		Enterprise Products Operating LLC	4.900	05/15/46	721,907
1,025,000		Enterprise Products Operating LLC	4.250	02/15/48	957,293
1,600,000		Enterprise Products Operating LLC	4.800	02/01/49	1,601,816
1,105,000		Enterprise Products Operating LLC	4.200	01/31/50	1,034,671
3,875,000		Enterprise Products Operating LLC	3.700	01/31/51	3,457,941
1,525,000		Enterprise Products Operating LLC	3.950	01/31/60	1,283,389
2,250,000	g	Gazprom OAO Via Gaz Capital S.A.	5.150	02/11/26	2,349,868
675,000		Genesis Energy LP	6.500	10/01/25	487,890
3,750,000		Genesis Energy LP	6.250	05/15/26	2,681,250
3,000,000	g	Geopark Ltd	5.500	01/17/27	1,425,000
1,700,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,665,172
940,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	934,253
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	977,315
400,000		Kinder Morgan, Inc	5.300	12/01/34	385,580
1,950,000		Marathon Oil Corp	4.400	07/15/27	1,301,889
2,200,000		Marathon Petroleum Corp	3.800	04/01/28	1,982,453
700,000		Marathon Petroleum Corp	4.750	09/15/44	532,757
225,000	g	MPLX LP	6.375	05/01/24	213,837
550,000	g	MPLX LP	5.250	01/15/25	484,113
1,475,000		MPLX LP	4.875	06/01/25	1,214,679
2,900,000		MPLX LP	4.000	03/15/28	2,577,311
3,125,000		MPLX LP	4.500	04/15/38	2,442,399
1,550,000		MPLX LP	4.700	04/15/48	1,199,902
3,067,000		Murphy Oil Corp	5.875	12/01/27	1,603,428
450,000		Murphy Oil USA, Inc	5.625	05/01/27	440,910
300,000		Noble Energy, Inc	3.900	11/15/24	247,477
400,000		Noble Energy, Inc	3.850	01/15/28	283,176
2,075,000		Noble Energy, Inc	5.050	11/15/44	1,281,659
232

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$800,000		Occidental Petroleum Corp	5.550%	03/15/26	$426,650
2,375,000		Occidental Petroleum Corp	3.500	08/15/29	1,116,370
1,200,000		Occidental Petroleum Corp	4.300	08/15/39	510,237
475,000		Occidental Petroleum Corp	4.100	02/15/47	202,895
2,500,000		ONEOK, Inc	4.000	07/13/27	2,057,884
3,050,000		ONEOK, Inc	4.350	03/15/29	2,486,790
5,740,000		ONEOK, Inc	3.400	09/01/29	4,289,263
1,650,000		ONEOK, Inc	3.100	03/15/30	1,240,512
1,650,000		ONEOK, Inc	4.500	03/15/50	1,242,335
850,000	g	Pertamina Persero PT	3.650	07/30/29	778,506
2,425,000	g	Peru LNG Srl	5.375	03/22/30	1,430,750
2,314,000	g	Petrobras Global Finance BV	5.093	01/15/30	2,111,525
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	1,949,800
2,800,000		Petroleos Mexicanos	6.500	03/13/27	2,072,280
1,250,000		Petroleos Mexicanos	5.350	02/12/28	862,500
1,992,000	g	Petroleos Mexicanos	6.840	01/23/30	1,441,252
2,700,000	g	Petroleos Mexicanos	5.950	01/28/31	1,856,520
625,000		Phillips 66 Partners LP	3.150	12/15/29	512,191
1,025,000		Phillips 66 Partners LP	4.680	02/15/45	839,283
475,000		Regency Energy Partners LP	4.500	11/01/23	430,271
705,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	671,476
1,950,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	1,674,681
1,300,000		Shell International Finance BV	2.875	05/10/26	1,339,739
1,350,000		Shell International Finance BV	3.125	11/07/49	1,346,842
1,400,000		SM Energy Co	6.125	11/15/22	592,379
1,275,000		SM Energy Co	6.625	01/15/27	371,108
1,790,000	g	Stena AB	7.000	02/01/24	1,449,900
705,000		Suncor Energy, Inc	6.800	05/15/38	745,310
1,400,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,108,073
600,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	476,389
250,000		Sunoco LP	4.875	01/15/23	241,417
1,500,000		Targa Resources Partners LP	5.875	04/15/26	1,248,750
525,000		Targa Resources Partners LP	6.500	07/15/27	447,563
5,200,000		TransCanada PipeLines Ltd	4.250	05/15/28	5,311,807
730,625	g	Transocean Guardian Ltd	5.875	01/15/24	584,500
2,500,000	†,g	Tullow Oil plc	7.000	03/01/25	625,000
1,600,000		USA Compression Partners LP	6.875	04/01/26	1,000,000
1,075,000		USA Compression Partners LP	6.875	09/01/27	666,500
2,100,000	g	YPF S.A.	6.950	07/21/27	1,082,130
		TOTAL ENERGY			136,791,167

FOOD & STAPLES RETAILING - 1.0%
1,775,000		CVS Health Corp	2.625	08/15/24	1,780,315
2,625,000		CVS Health Corp	4.100	03/25/25	2,762,594
4,350,000		CVS Health Corp	2.875	06/01/26	4,382,247
5,270,000		CVS Health Corp	4.300	03/25/28	5,596,760
2,375,000		CVS Health Corp	3.750	04/01/30	2,457,386
5,175,000		CVS Health Corp	4.780	03/25/38	5,683,500
2,425,000		CVS Health Corp	5.050	03/25/48	2,753,844
1,125,000		CVS Health Corp	4.250	04/01/50	1,169,584
1,869,000		Ingles Markets, Inc	5.750	06/15/23	1,859,655
1,150,000		Kroger Co	3.700	08/01/27	1,232,472
1,800,000		Kroger Co	3.875	10/15/46	1,764,717
325,000		Kroger Co	4.450	02/01/47	357,361
233

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$675,000		SYSCO Corp	3.300%	07/15/26	$643,269
5,700,000		Walmart, Inc	3.700	06/26/28	6,408,140
2,350,000		Walmart, Inc	3.250	07/08/29	2,585,148
4,075,000		Walmart, Inc	2.375	09/24/29	4,225,823
1,550,000		Walmart, Inc	3.950	06/28/38	1,829,514
		TOTAL FOOD & STAPLES RETAILING			47,492,329

FOOD, BEVERAGE & TOBACCO - 1.2%
1,725,000		Altria Group, Inc	4.800	02/14/29	1,804,914
1,400,000		Altria Group, Inc	5.950	02/14/49	1,628,864
1,573,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,618,619
5,580,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	6,134,656
2,160,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	2,206,412
1,600,000		BAT Capital Corp	4.906	04/02/30	1,641,254
1,975,000	g	BRF S.A.	4.875	01/24/30	1,659,000
825,000		Coca-Cola Co	3.375	03/25/27	910,841
2,000,000		Coca-Cola Co	4.200	03/25/50	2,620,396
450,000		Constellation Brands, Inc	4.400	11/15/25	453,971
450,000		Constellation Brands, Inc	3.700	12/06/26	449,667
325,000		Constellation Brands, Inc	3.600	02/15/28	318,008
1,625,000		Constellation Brands, Inc	3.150	08/01/29	1,515,058
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,717,218
3,125,000	g	Cosan Ltd	5.500	09/20/29	2,539,062
1,650,000		Diageo Capital plc	2.125	10/24/24	1,609,252
2,425,000		Diageo Capital plc	2.375	10/24/29	2,332,909
1,675,000	g	Embotelladora Andina S.A.	3.950	01/21/50	1,423,767
925,000		General Mills, Inc	2.875	04/15/30	923,150
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	1,886,220
1,800,000	g	Grupo Bimbo SAB de C.V.	5.950	N/A‡	1,681,920
475,000		JM Smucker Co	2.375	03/15/30	437,802
1,325,000		JM Smucker Co	3.550	03/15/50	1,208,405
1,000,000		Kellogg Co	3.400	11/15/27	1,032,645
1,450,000	g	Kernel Holding S.A.	6.500	10/17/24	1,091,999
1,425,000	g	MHP Lux S.A.	6.950	04/03/26	1,142,802
775,000		PepsiCo, Inc	3.450	10/06/46	871,180
4,000,000		PepsiCo, Inc	3.625	03/19/50	4,746,810
100,000		Philip Morris International, Inc	6.375	05/16/38	136,173
650,000		Tyson Foods, Inc	3.900	09/28/23	691,180
1,075,000		Tyson Foods, Inc	3.950	08/15/24	1,151,104
1,325,000		Tyson Foods, Inc	3.550	06/02/27	1,372,880
1,425,000		Tyson Foods, Inc	5.100	09/28/48	1,768,007
		TOTAL FOOD, BEVERAGE & TOBACCO			52,726,145

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
3,500,000		Anthem, Inc	3.650	12/01/27	3,614,340
3,016,000		Becton Dickinson & Co	3.700	06/06/27	3,064,955
1,200,000		Boston Scientific Corp	4.000	03/01/29	1,270,050
800,000	g	Centene Corp	5.375	08/15/26	816,000
1,150,000	g	Centene Corp	4.625	12/15/29	1,155,750
755,000	g	Centene Escrow I Corp	5.375	06/01/26	777,733
2,750,000	g	CHS/Community Health Systems	8.000	03/15/26	2,612,500
1,600,000		Cigna Corp	2.400	03/15/30	1,513,488
1,525,000		Cigna Corp	3.200	03/15/40	1,396,686
234

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$375,000		Covidien International Finance S.A.		3.200%	06/15/22	$387,680
540,000		Encompass Health Corp		5.750	11/01/24	542,538
4,000,000		HCA, Inc		3.500	09/01/30	3,631,526
5,320,000		HCA, Inc		5.500	06/15/47	5,793,626
50,000		Quest Diagnostics, Inc		4.250	04/01/24	53,681
5,800,000	g	SBA Tower Trust		2.836	01/15/25	5,602,219
1,200,000		Tenet Healthcare Corp		4.625	07/15/24	1,143,000
875,000		Thermo Fisher Scientific, Inc		4.133	03/25/25	937,569
1,035,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	1,047,558
2,650,000		UnitedHealth Group, Inc		2.950	10/15/27	2,778,411
70,000		UnitedHealth Group, Inc		4.750	07/15/45	89,253
1,400,000		UnitedHealth Group, Inc		3.750	10/15/47	1,565,243
2,000,000		UnitedHealth Group, Inc		3.700	08/15/49	2,225,590
550,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	563,584
1,290,000		Zimmer Biomet Holdings, Inc		3.550	04/01/25	1,298,674
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				43,881,654

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
325,000		Ecolab, Inc		4.800	03/24/30	369,990
2,000,000		Procter & Gamble Co		3.600	03/25/50	2,467,005
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				2,836,995

INSURANCE - 1.2%
150,000		Aetna, Inc		6.625	06/15/36	190,722
900,000		Aflac, Inc		3.600	04/01/30	911,077
53,000		Aflac, Inc		6.450	08/15/40	70,480
1,500,000		Allstate Corp		3.850	08/10/49	1,651,515
550,000		American Financial Group, Inc		3.500	08/15/26	523,536
2,775,000		American International Group, Inc		3.900	04/01/26	2,891,323
1,150,000		American International Group, Inc		4.200	04/01/28	1,206,815
1,325,000		Aon Corp		3.750	05/02/29	1,397,742
3,275,000		Aon plc		3.500	06/14/24	3,420,143
675,000		Berkshire Hathaway Finance Corp		1.850	03/12/30	656,101
400,000		Berkshire Hathaway Finance Corp		4.250	01/15/49	492,605
3,600,000		Chubb INA Holdings, Inc		2.875	11/03/22	3,653,324
700,000		CNA Financial Corp		3.950	05/15/24	727,185
1,665,000		CNA Financial Corp		3.450	08/15/27	1,542,160
200,000		CNA Financial Corp		3.900	05/01/29	199,527
3,770,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.980%	2.324	07/13/20	3,704,025
3,025,000	g	Five Corners Funding Trust		4.419	11/15/23	3,254,110
585,000		Genworth Holdings, Inc		4.800	02/15/24	506,025
1,650,000		Hartford Financial Services Group, Inc		2.800	08/19/29	1,606,250
250,000		Hartford Financial Services Group, Inc		4.300	04/15/43	259,485
1,000,000		Hartford Financial Services Group, Inc		3.600	08/19/49	938,252
1,800,000		Humana, Inc		3.950	03/15/27	1,831,093
144,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	146,595
1,521,000	g	Liberty Mutual Group, Inc		4.569	02/01/29	1,682,325
325,000	g	Liberty Mutual Group, Inc		4.500	06/15/49	316,383
1,215,000		Lincoln National Corp		4.000	09/01/23	1,215,216
600,000		Lincoln National Corp		3.800	03/01/28	597,418
700,000		Markel Corp		3.500	11/01/27	638,446
475,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	485,275
375,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	388,648
875,000		MetLife, Inc		3.600	11/13/25	915,101
235

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$500,000		Orlando Health Obligated Group		2.981%	10/01/20	$500,566
500,000		Prudential Financial, Inc		3.905	12/07/47	483,506
300,000	g	Prudential Funding LLC		6.750	09/15/23	333,558
1,050,000		Reinsurance Group of America, Inc		3.900	05/15/29	1,025,180
2,500,000	g,i	Residential Reinsurance 2016 Ltd	US Treasury Bill 3 M + 3.370%	3.431	06/06/20	2,457,500
2,250,000	g,i	Residential Reinsurance 2017 Ltd	US Treasury Bill 3 M + 3.170%	3.180	06/06/21	2,187,900
1,330,000		Verisk Analytics, Inc		4.125	03/15/29	1,403,972
2,200,000	g,i	Vitality Re X Ltd		1.760	01/10/23	1,870,000
350,000		Voya Financial, Inc		5.700	07/15/43	406,895
925,000		Voya Financial, Inc		6.125	N/A‡	837,125
850,000		Willis North America, Inc		3.600	05/15/24	877,285
150,000		WR Berkley Corp		5.375	09/15/20	150,263
1,515,000		XLIT Ltd		4.450	03/31/25	1,564,868
		TOTAL INSURANCE				52,117,520

MATERIALS - 1.3%
1,400,000		Agrium, Inc		3.375	03/15/25	1,352,180
200,000	g	Alcoa Nederland Holding BV		6.750	09/30/24	193,940
200,000	g	Alcoa Nederland Holding BV		7.000	09/30/26	186,000
425,000	g	American Woodmark Corp		4.875	03/15/26	396,313
1,650,000	g	Anglo American Capital plc		5.625	04/01/30	1,675,022
175,000	g	Arconic Rolled Products Corp		6.125	02/15/28	178,938
270,000	g	Bemis Co, Inc		3.100	09/15/26	255,836
2,500,000	g	Celulosa Arauco y Constitucion S.A.		4.250	04/30/29	2,106,250
1,250,000	g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	1,071,875
2,500,000	g	Cemex SAB de C.V.		5.450	11/19/29	2,028,750
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	2,837,406
2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.150	01/14/30	1,851,160
2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.700	01/30/50	1,725,342
5,805,000		DowDuPont, Inc		4.493	11/15/25	6,243,051
2,310,000		DowDuPont, Inc		4.725	11/15/28	2,533,830
950,000	g	Enviva Partners LP		6.500	01/15/26	926,250
1,075,000	g	Industrias Penoles SAB de C.V.		4.150	09/12/29	949,134
50,000		International Paper Co		8.700	06/15/38	71,917
1,500,000		International Paper Co		5.150	05/15/46	1,554,451
1,925,000		International Paper Co		4.350	08/15/48	1,863,918
2,875,000	g	Inversiones CMPC S.A.		4.375	04/04/27	2,680,966
1,175,000	g	Inversiones CMPC S.A.		3.850	01/13/30	1,057,500
630,000	g	James Hardie International Finance DAC		4.750	01/15/25	593,781
1,650,000		LYB International Finance III LLC		4.200	10/15/49	1,619,014
1,400,000	g	Midwest Connector Capital Co LLC		3.900	04/01/24	1,307,112
1,400,000	g	Midwest Connector Capital Co LLC		4.625	04/01/29	1,349,428
1,200,000		Newmont Corp		2.250	10/01/30	1,105,093
3,000,000	g	Nova Chemicals Corp		4.875	06/01/24	2,632,500
1,125,000		Nutrien Ltd		3.375	03/15/25	1,145,629
2,500,000	g	OCI NV		6.625	04/15/23	2,273,991
1,700,000	g	OCP S.A.		6.875	04/25/44	1,840,250
2,400,000	g	Owens-Brockway Glass Container, Inc		5.875	08/15/23	2,352,000
2,450,000	g	SABIC Capital II BV		4.500	10/10/28	2,541,449
1,075,000		SASOL Financing USA LLC		6.500	09/27/28	441,035
1,500,000	g	Sociedad Quimica y Minera de Chile S.A.		4.250	05/07/29	1,340,640
236

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Suzano Austria GmbH	6.000%	01/15/29	$932,500
300,000		Suzano Austria GmbH	5.000	01/15/30	264,000
1,325,000	g	Suzano Austria GmbH	7.000	03/16/47	1,253,781
1,000,000	g	Tronox Finance plc	5.750	10/01/25	892,500
1,085,000	g	Tronox, Inc	6.500	04/15/26	976,500
400,000	g	Univar Solutions USA, Inc	5.125	12/01/27	364,000
820,000		WestRock RKT LLC	4.900	03/01/22	835,019
		TOTAL MATERIALS			59,800,251

MEDIA & ENTERTAINMENT - 2.3%
725,000		AMC Networks, Inc	4.750	08/01/25	705,062
1,175,000	g	Cable Onda S.A.	4.500	01/30/30	1,034,000
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	835,000
3,000,000	g	CCO Holdings LLC	5.875	04/01/24	3,067,500
1,800,000	g	CCO Holdings LLC	4.500	08/15/30	1,764,000
1,075,000		Charter Communications Operating LLC	3.579	07/23/20	1,071,658
1,700,000		Charter Communications Operating LLC	3.750	02/15/28	1,709,382
1,750,000		Charter Communications Operating LLC	4.200	03/15/28	1,796,310
1,465,000		Charter Communications Operating LLC	5.125	07/01/49	1,558,343
1,650,000		Charter Communications Operating LLC	4.800	03/01/50	1,719,183
1,800,000		Comcast Corp	3.700	04/15/24	1,931,953
2,900,000		Comcast Corp	3.950	10/15/25	3,192,888
4,750,000		Comcast Corp	2.350	01/15/27	4,732,115
1,400,000		Comcast Corp	3.150	02/15/28	1,464,813
5,000,000		Comcast Corp	4.150	10/15/28	5,692,201
4,025,000		Comcast Corp	2.650	02/01/30	4,145,682
2,975,000		Comcast Corp	3.200	07/15/36	3,140,687
1,000,000		Comcast Corp	3.900	03/01/38	1,124,140
755,000		Comcast Corp	6.400	05/15/38	1,101,242
11,100,000		Comcast Corp	3.450	02/01/50	12,180,000
1,000,000		CSC Holdings LLC	6.750	11/15/21	1,030,000
1,800,000	g	CSC Holdings LLC	5.750	01/15/30	1,815,228
850,000		Discovery Communications LLC	2.950	03/20/23	848,201
2,000,000		Discovery Communications LLC	4.125	05/15/29	1,938,362
2,000,000		Discovery Communications LLC	5.200	09/20/47	2,044,143
2,150,000	g	Entercom Media Corp	6.500	05/01/27	1,865,125
325,000	g	EW Scripps Co	5.125	05/15/25	286,000
2,400,000	g	Gray Escrow, Inc	7.000	05/15/27	2,388,000
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,347,920
2,785,000		Grupo Televisa SAB	6.625	01/15/40	3,261,927
400,000		Grupo Televisa SAB	5.250	05/24/49	411,701
500,000	g	International Airport Finance S.A.	12.000	03/15/33	285,000
1,000,000		Lamar Media Corp	5.000	05/01/23	990,000
1,275,000	g	Lamar Media Corp	3.750	02/15/28	1,195,160
1,850,000	g	Lions Gate Capital Holdings LLC	5.875	11/01/24	1,575,849
1,000,000	g	Medco Bell Pte Ltd	6.375	01/30/27	579,801
2,000,000	g	Medco Oak Tree Pte Ltd	7.375	05/14/26	1,261,158
975,000		Meredith, Corp	6.875	02/01/26	838,500
540,000		NBC Universal Media LLC	6.400	04/30/40	815,497
925,000	g	Nielsen Finance LLC	5.000	04/15/22	852,684
300,000		Outfront Media Capital LLC	5.625	02/15/24	297,000
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,732,940
2,075,000	g	TEGNA, Inc	4.625	03/15/28	1,823,406
1,075,000	g	Telefonica Celular del Paraguay S.A.	5.875	04/15/27	969,559
237

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$800,000	g	Telenet Finance Luxembourg	5.500%	03/01/28	$743,860
1,740,000	g	Terrier Media Buyer, Inc	8.875	12/15/27	1,461,600
1,500,000		Time Warner Cable LLC	5.875	11/15/40	1,580,626
475,000		Time Warner Cable LLC	4.500	09/15/42	446,509
1,500,000	g	Vedanta Resources Finance II plc	9.250	04/23/26	626,250
425,000		ViacomCBS, Inc	2.900	06/01/23	404,680
850,000		ViacomCBS, Inc	2.900	01/15/27	820,827
525,000		ViacomCBS, Inc	3.375	02/15/28	466,349
600,000		ViacomCBS, Inc	5.850	09/01/43	615,388
1,500,000		Walt Disney Co	3.700	03/23/27	1,658,704
125,000		Walt Disney Co	7.625	11/30/28	164,549
3,400,000		Walt Disney Co	2.000	09/01/29	3,316,778
90,000		Walt Disney Co	6.550	03/15/33	128,127
5,000,000		Walt Disney Co	4.700	03/23/50	6,475,732
		TOTAL MEDIA & ENTERTAINMENT			104,329,299

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
1,225,000		Abbott Laboratories	3.875	09/15/25	1,322,748
1,247,000		Abbott Laboratories	3.750	11/30/26	1,392,092
450,000		Abbott Laboratories	5.300	05/27/40	592,825
850,000		AbbVie, Inc	2.850	05/14/23	861,617
450,000		AbbVie, Inc	3.600	05/14/25	474,107
6,750,000	g	AbbVie, Inc	2.950	11/21/26	6,877,287
1,950,000	g	AbbVie, Inc	3.200	11/21/29	1,989,339
3,850,000	g	AbbVie, Inc	4.050	11/21/39	4,037,579
1,450,000		AbbVie, Inc	4.400	11/06/42	1,611,308
580,000		AbbVie, Inc	4.450	05/14/46	616,352
1,350,000	g	AbbVie, Inc	4.250	11/21/49	1,456,203
2,625,000		Allergan Funding SCS	3.800	03/15/25	2,688,044
1,150,000		AstraZeneca plc	3.125	06/12/27	1,151,776
2,000,000	g	Bausch Health Companies, Inc	6.500	03/15/22	2,020,000
300,000	g	Bausch Health Cos, Inc	5.750	08/15/27	308,880
625,000	g	Bausch Health Cos, Inc	5.000	01/30/28	591,687
625,000	g	Bristol-Myers Squibb Co	3.875	08/15/25	678,112
3,150,000	g	Bristol-Myers Squibb Co	3.450	11/15/27	3,355,606
4,725,000	g	Bristol-Myers Squibb Co	3.400	07/26/29	5,192,313
4,500,000	g	Bristol-Myers Squibb Co	4.250	10/26/49	5,639,430
450,000		Gilead Sciences, Inc	4.000	09/01/36	509,502
1,500,000		Gilead Sciences, Inc	4.150	03/01/47	1,833,513
345,000	g	Horizon Pharma USA, Inc	5.500	08/01/27	346,345
1,375,000		Johnson & Johnson	2.450	03/01/26	1,469,591
975,000		Johnson & Johnson	2.900	01/15/28	1,071,085
900,000		Johnson & Johnson	3.400	01/15/38	1,041,321
1,450,000		Mylan, Inc	4.550	04/15/28	1,419,557
1,900,000		Novartis Capital Corp	3.000	11/20/25	2,015,906
5,300,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	4,464,455
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			57,028,580

REAL ESTATE - 1.4%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	350,508
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	460,870
1,650,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	1,792,521
238

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,000,000		American Tower Corp	3.300%	02/15/21	$5,998,878
1,200,000		American Tower Corp	3.000	06/15/23	1,201,481
875,000		American Tower Corp	5.000	02/15/24	926,260
1,425,000		American Tower Corp	2.950	01/15/25	1,423,311
475,000		American Tower Corp	3.375	10/15/26	475,080
1,200,000		American Tower Corp	3.600	01/15/28	1,199,243
2,200,000		American Tower Corp	3.800	08/15/29	2,245,678
4,100,000		American Tower Corp	2.900	01/15/30	3,989,785
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	945,283
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,726,963
575,000		Camden Property Trust	3.150	07/01/29	566,718
575,000		Country Garden Holdings Co Ltd	4.750	09/28/23	552,062
780,000		Crown Castle International Corp	4.875	04/15/22	818,867
775,000		Crown Castle International Corp	3.650	09/01/27	772,141
1,050,000		Crown Castle International Corp	3.800	02/15/28	1,051,783
625,000		Digital Realty Trust LP	3.700	08/15/27	603,985
325,000		Duke Realty LP	3.250	06/30/26	324,915
625,000		Duke Realty LP	4.000	09/15/28	648,126
775,000		Essex Portfolio LP	3.375	01/15/23	775,851
2,500,000		Essex Portfolio LP	3.000	01/15/30	2,369,819
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	149,796
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,567,809
1,500,000		Healthcare Realty Trust, Inc	3.625	01/15/28	1,504,284
525,000		Healthcare Realty Trust, Inc	2.400	03/15/30	466,119
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	314,368
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,211,470
3,750,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	3,353,663
150,000		Healthpeak Properties, Inc	3.500	07/15/29	146,729
375,000		Highwoods Realty LP	3.875	03/01/27	373,665
725,000		Highwoods Realty LP	4.125	03/15/28	779,561
700,000		Highwoods Realty LP	4.200	04/15/29	716,491
460,000		Hudson Pacific Properties LP	3.950	11/01/27	438,289
2,000,000	g	Ladder Capital Finance Holdings LLLP	4.250	02/01/27	1,580,000
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,491,497
1,000,000		Mid-America Apartments LP	3.750	06/15/24	985,401
850,000		Mid-America Apartments LP	4.000	11/15/25	884,930
750,000		Mid-America Apartments LP	3.600	06/01/27	754,779
3,925,000		Mid-America Apartments LP	2.750	03/15/30	3,634,542
525,000		National Retail Properties, Inc	3.300	04/15/23	529,222
550,000		National Retail Properties, Inc	4.000	11/15/25	566,394
600,000		National Retail Properties, Inc	3.600	12/15/26	600,603
675,000		ProLogis LP	4.375	02/01/29	757,942
550,000		Regency Centers Corp	3.750	11/15/22	538,999
875,000		Regency Centers LP	3.900	11/01/25	895,488
925,000		Regency Centers LP	3.600	02/01/27	931,577
1,650,000		Regency Centers LP	2.950	09/15/29	1,555,536
603,000		SITE Centers Corp	3.625	02/01/25	610,696
650,000		SITE Centers Corp	4.700	06/01/27	672,426
4,000,000	g	VICI Properties LP	4.125	08/15/30	3,790,000
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,179,078
450,000		Weingarten Realty Investors	3.500	04/15/23	460,249
400,000		Weingarten Realty Investors	4.450	01/15/24	428,591
925,000		Weingarten Realty Investors	3.850	06/01/25	968,465
300,000		Weingarten Realty Investors	3.250	08/15/26	282,009
		TOTAL REAL ESTATE			66,340,796
239

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
RETAILING - 0.5%
$1,800,000		AutoNation, Inc	3.800%	11/15/27	$1,596,653
425,000	g	Camelot Finance S.A.	4.500	11/01/26	412,250
1,775,000		Home Depot, Inc	2.000	04/01/21	1,777,359
250,000	g	Lithia Motors, Inc	5.250	08/01/25	217,500
2,175,000	g	Lithia Motors, Inc	4.625	12/15/27	1,957,718
1,515,000		O’Reilly Automotive, Inc	4.875	01/14/21	1,505,492
790,000		O’Reilly Automotive, Inc	3.550	03/15/26	798,267
1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,345,193
1,225,000		O’Reilly Automotive, Inc	4.200	04/01/30	1,268,620
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	1,954,052
3,450,000	g	PetSmart, Inc	7.125	03/15/23	3,249,900
600,000	g	PetSmart, Inc	8.875	06/01/25	543,000
225,000		QVC, Inc	4.750	02/15/27	199,173
3,000,000	g	Staples, Inc	7.500	04/15/26	2,625,018
1,100,000		Target Corp	3.375	04/15/29	1,188,805
3,750,000		Target Corp	2.350	02/15/30	3,776,398
400,000		Target Corp	2.650	09/15/30	409,562
		TOTAL RETAILING			24,824,960

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
3,980,000		Intel Corp	2.875	05/11/24	4,170,299
975,000		Intel Corp	2.600	05/19/26	1,030,329
2,200,000		Intel Corp	3.750	03/25/27	2,418,770
1,325,000		Intel Corp	3.734	12/08/47	1,547,513
3,000,000		Intel Corp	4.750	03/25/50	3,920,510
1,300,000	g	NXP BV	4.875	03/01/24	1,387,985
1,460,000	g	NXP BV	3.875	06/18/26	1,420,017
700,000		Texas Instruments, Inc	2.625	05/15/24	729,904
775,000		Texas Instruments, Inc	4.150	05/15/48	958,508
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			17,583,835

SOFTWARE & SERVICES - 1.1%
825,000		Activision Blizzard, Inc	2.300	09/15/21	830,704
875,000		Activision Blizzard, Inc	3.400	09/15/26	922,713
2,975,000		Adobe, Inc	2.300	02/01/30	2,973,959
2,000,000		Baidu, Inc	2.875	07/06/22	1,999,983
1,275,000		Baidu, Inc	4.375	05/14/24	1,347,031
925,000		Fidelity National Information Services, Inc	3.750	05/21/29	1,006,736
3,650,000		Fiserv, Inc	2.750	07/01/24	3,629,179
5,075,000		Fiserv, Inc	3.500	07/01/29	5,370,215
1,425,000		Global Payments, Inc	2.650	02/15/25	1,412,484
3,075,000		Global Payments, Inc	3.200	08/15/29	3,004,063
500,000		IHS Markit Ltd	4.125	08/01/23	520,240
1,830,000		IHS Markit Ltd	4.250	05/01/29	1,935,243
2,200,000		International Business Machines Corp	2.850	05/13/22	2,259,788
6,400,000		International Business Machines Corp	3.500	05/15/29	6,987,094
3,000,000		Microsoft Corp	2.400	08/08/26	3,172,646
1,165,000		Microsoft Corp	3.300	02/06/27	1,292,822
750,000		Microsoft Corp	4.100	02/06/37	915,672
1,180,000		Microsoft Corp	3.700	08/08/46	1,399,713
240

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,375,000	g	Open Text Corp	5.875%	06/01/26	$1,442,237
550,000	g	Open Text Holdings, Inc	4.125	02/15/30	517,137
3,300,000		Oracle Corp	2.950	04/01/30	3,319,807
2,250,000		Oracle Corp	3.600	04/01/40	2,239,775
125,000	g	Presidio Holdings, Inc	4.875	02/01/27	112,500
1,475,000	g	Prosus NV	3.680	01/21/30	1,334,931
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	667,950
650,000		salesforce.com, Inc	3.700	04/11/28	717,524
		TOTAL SOFTWARE & SERVICES			51,332,146

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
2,025,000		Amphenol Corp	2.800	02/15/30	1,843,682
5,575,000		Apple, Inc	2.450	08/04/26	5,841,689
10,350,000		Apple, Inc	2.050	09/11/26	10,676,162
1,000,000		Apple, Inc	3.850	05/04/43	1,182,731
875,000		Apple, Inc	4.650	02/23/46	1,211,405
3,800,000		Broadcom Corp	3.875	01/15/27	3,622,412
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,108,200
1,900,000	g	CommScope, Inc	6.000	06/15/25	1,738,880
525,000		Corning, Inc	4.375	11/15/57	545,798
2,550,000	g	Dell International LLC	4.420	06/15/21	2,577,373
650,000	g	Dell International LLC	7.125	06/15/24	671,125
2,400,000	g	Dell International LLC	5.300	10/01/29	2,334,435
2,525,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,152,563
875,000		Flex Ltd	4.875	06/15/29	830,639
800,000	g	L3Harris Technologies, Inc	3.850	06/15/23	832,255
875,000		L3Harris Technologies, Inc	2.900	12/15/29	826,760
2,520,000	g	Millicom International Cellular S.A.	5.125	01/15/28	2,192,400
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,521,115
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	457,831
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			42,167,455

TELECOMMUNICATION SERVICES - 2.3%
2,420,000		AT&T, Inc	3.800	03/15/22	2,499,562
1,000,000		AT&T, Inc	3.400	06/15/22	1,024,028
2,775,000		AT&T, Inc	3.400	05/15/25	2,870,187
950,000		AT&T, Inc	3.600	07/15/25	986,547
1,385,000		AT&T, Inc	3.875	01/15/26	1,421,784
1,100,000		AT&T, Inc	3.800	02/15/27	1,142,900
5,575,000		AT&T, Inc	4.350	03/01/29	5,994,398
8,375,000		AT&T, Inc	4.300	02/15/30	9,014,189
2,085,000		AT&T, Inc	4.500	05/15/35	2,273,147
14,050,000		AT&T, Inc	4.500	03/09/48	15,247,897
3,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,763,660
1,325,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	1,213,786
3,200,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	2,760,000
3,000,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,962,363
1,325,000	g	Front Range BidCo, Inc	4.000	03/01/27	1,267,859
1,375,000	g	Globo Comunicacao e Participacoes S.A.	4.875	01/22/30	1,174,937
2,150,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,048,406
3,000,000	g	Network i2i Ltd	5.650	N/A‡	2,415,000
500,000		Orange S.A.	5.375	01/13/42	640,059
1,800,000	g	Oztel Holdings SPC Ltd	6.625	04/24/28	1,275,709
1,150,000		Rogers Communications, Inc	3.700	11/15/49	1,189,601
241

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,875,000		Telefonica Emisiones SAU	4.103%	03/08/27	$1,944,598
925,000		T-Mobile USA, Inc	6.375	03/01/25	945,812
2,300,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	2,028,664
146,000		Verizon Communications, Inc	3.376	02/15/25	156,610
1,000,000		Verizon Communications, Inc	4.125	03/16/27	1,112,776
5,320,000		Verizon Communications, Inc	4.329	09/21/28	6,130,765
800,000		Verizon Communications, Inc	3.875	02/08/29	895,474
9,113,000		Verizon Communications, Inc	4.272	01/15/36	10,646,366
10,000,000		Verizon Communications, Inc	4.000	03/22/50	11,868,064
3,200,000		Vodafone Group plc	4.250	09/17/50	3,289,093
740,000		Vodafone Group plc	7.000	04/04/79	791,182
		TOTAL TELECOMMUNICATION SERVICES			101,995,423

TRANSPORTATION - 1.0%
2,500,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	1,988,420
1,690,000	g	Airbus SE	3.150	04/10/27	1,697,065
2,500,000		Boeing Co	3.750	02/01/50	2,283,313
2,300,000		Burlington Northern Santa Fe LLC	3.550	02/15/50	2,518,288
2,325,000		Canadian Pacific Railway Co	2.050	03/05/30	2,158,888
1,990,000		CSX Corp	3.250	06/01/27	2,044,019
700,000		CSX Corp	3.800	03/01/28	743,336
4,015,000		CSX Corp	4.250	03/15/29	4,504,947
3,175,000		CSX Corp	2.400	02/15/30	3,126,663
1,500,000		CSX Corp	4.300	03/01/48	1,646,283
2,350,000		CSX Corp	3.350	09/15/49	2,225,350
1,575,000		Delta Air Lines, Inc	3.800	04/19/23	1,480,115
1,950,000		Delta Air Lines, Inc	2.900	10/28/24	1,560,757
1,375,000		Delta Air Lines, Inc	3.750	10/28/29	1,108,081
2,025,000	g	DP World Ltd	5.625	09/25/48	1,690,875
50,000		FedEx Corp	3.250	04/01/26	50,617
8,850,000		FedEx Corp	3.100	08/05/29	8,698,232
1,100,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	989,233
775,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	730,437
1,550,000		Union Pacific Corp	3.950	09/10/28	1,664,048
2,275,000	g	Union Pacific Corp	3.839	03/20/60	2,434,603
		TOTAL TRANSPORTATION			45,343,570

UTILITIES - 2.7%
3,000,000	g	Adani Green Energy UP Ltd	6.250	12/10/24	2,640,742
325,000		AEP Transmission Co LLC	3.100	12/01/26	337,815
350,000		AEP Transmission Co LLC	4.000	12/01/46	354,245
700,000		Alabama Power Co	4.150	08/15/44	657,614
1,850,000		Ameren Corp	3.650	02/15/26	1,877,704
525,000		American Water Capital Corp	3.000	12/01/26	526,530
500,000		American Water Capital Corp	4.000	12/01/46	506,455
1,475,000		American Water Capital Corp	3.750	09/01/47	1,478,069
250,000		Atmos Energy Corp	4.125	10/15/44	271,617
800,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	679,651
1,325,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,433,575
1,650,000		Baltimore Gas & Electric Co	3.200	09/15/49	1,572,557
925,000		Black Hills Corp	4.250	11/30/23	970,274
325,000		Black Hills Corp	3.150	01/15/27	346,975
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	369,826
242

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$525,000	g	Clearway Energy Operating LLC		4.750%	03/15/28	$486,938
1,000,000		CMS Energy Corp		3.600	11/15/25	1,108,503
200,000		Commonwealth Edison Co		5.900	03/15/36	236,647
2,000,000		Consumers Energy Co		3.950	07/15/47	2,325,373
1,000,000		Consumers Energy Co		3.500	08/01/51	1,075,721
1,225,000		Dominion Energy Gas Holdings LLC		2.500	11/15/24	1,190,255
750,000		Dominion Resources, Inc		2.000	08/15/21	745,557
5,950,000		DTE Electric Co		2.625	03/01/31	5,940,004
1,825,000		DTE Electric Co		3.750	08/15/47	1,925,173
3,071,000		DTE Electric Co		2.950	03/01/50	2,864,707
1,175,000		Duke Energy Corp		1.800	09/01/21	1,167,004
1,725,000		Duke Energy Corp		2.650	09/01/26	1,711,887
1,175,000		Duke Energy Corp		3.750	09/01/46	1,126,374
5,000,000		Duke Energy Florida LLC		3.400	10/01/46	5,164,259
2,800,000		Enel Chile S.A.		4.875	06/12/28	2,760,800
1,125,000		Entergy Corp		2.950	09/01/26	1,115,097
3,450,000	g	Eskom Holdings SOC Ltd		8.450	08/10/28	2,382,934
1,225,000		Exelon Corp		4.050	04/15/30	1,213,216
1,850,000		Exelon Generation Co LLC		3.400	03/15/22	1,870,736
50,000	g	FirstEnergy Transmission LLC		4.350	01/15/25	52,033
1,425,000		Florida Power & Light Co		3.990	03/01/49	1,607,086
1,350,000		Florida Power & Light Co		3.150	10/01/49	1,400,497
5,000,000	g,i	Golden State RE II Ltd	LIBOR 3 M + 2.200%	4.057	01/08/23	4,650,000
1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru		6.375	06/01/28	1,055,250
750,000		Indiana Michigan Power Co		3.750	07/01/47	781,615
125,000		Integrys Energy Group, Inc		4.170	11/01/20	125,821
3,000,000	g	Israel Electric Corp Ltd		4.250	08/14/28	3,021,692
1,525,000	g	Kallpa Generacion SA		4.125	08/16/27	1,370,228
1,900,000	g	KazTransGas JSC		4.375	09/26/27	1,702,210
2,200,000	g	Latam Finance Ltd		7.000	03/01/26	1,002,144
350,000		LG&E and KU Energy LLC		3.750	11/15/20	347,593
775,000		MidAmerican Energy Co		3.650	04/15/29	846,511
1,550,000		MidAmerican Energy Co		3.650	08/01/48	1,663,676
1,400,000	g	Minejesa Capital BV		4.625	08/10/30	1,250,081
1,000,000		Nevada Power Co		5.450	05/15/41	1,188,758
885,000		NextEra Energy Capital Holdings, Inc		3.250	04/01/26	915,925
6,125,000		NextEra Energy Capital Holdings, Inc		2.750	11/01/29	5,911,828
550,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	536,250
1,700,000		NiSource, Inc		3.490	05/15/27	1,720,029
1,400,000		Northern States Power Co		3.600	09/15/47	1,494,625
1,075,000		Northern States Power Co		2.900	03/01/50	1,059,267
165,000		NRG Energy, Inc		6.625	01/15/27	171,600
1,350,000		NRG Energy, Inc		5.750	01/15/28	1,377,000
500,000		NSTAR Electric Co		3.950	04/01/30	559,652
1,550,000		Ohio Power Co		4.150	04/01/48	1,628,559
1,550,000		Ohio Power Co		4.000	06/01/49	1,599,612
575,000		ONE Gas, Inc		3.610	02/01/24	580,349
825,000		PECO Energy Co		3.000	09/15/49	839,620
2,000,000	g	Pelabuhan Indonesia III PT		4.875	10/01/24	2,020,000
2,000,000	g	Perusahaan Listrik Negara PT		4.125	05/15/27	1,927,230
1,800,000	g	Perusahaan Listrik Negara PT		5.450	05/21/28	1,878,732
2,000,000	g	Petra Diamonds US Treasury plc		7.250	05/01/22	460,000
50,000		Potomac Electric Power Co		7.900	12/15/38	72,473
300,000		PPL Capital Funding, Inc		3.950	03/15/24	309,404
243

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,750,000	g	Promigas S.A. ESP	3.750%	10/16/29	$1,420,580
	2,475,000		PSEG Power LLC	3.850	06/01/23	2,517,514
	550,000		Public Service Co of Colorado	4.750	08/15/41	657,213
	1,600,000		Public Service Co of Colorado	4.050	09/15/49	1,812,694
	275,000		Public Service Co of Colorado	3.200	03/01/50	278,273
	1,733,000		Public Service Electric & Gas Co	3.850	05/01/49	1,937,728
	850,000		Public Service Electric & Gas Co	3.200	08/01/49	849,146
	2,614,926	g	Solar Star Funding LLC	3.950	06/30/35	2,651,802
	1,325,000		Southern Co	4.400	07/01/46	1,385,032
	1,800,000		Southern Co Gas Capital Corp	3.875	11/15/25	1,887,392
	625,000		Southern Co Gas Capital Corp	4.400	06/01/43	648,732
	425,000		Southern Co Gas Capital Corp	3.950	10/01/46	380,237
	1,650,000		Southern Power Co	2.500	12/15/21	1,625,224
	1,550,000		Southern Power Co	4.150	12/01/25	1,598,308
	650,000		Virginia Electric & Power Co	2.950	11/15/26	669,606
	650,000		Virginia Electric & Power Co	3.500	03/15/27	680,607
	775,000		Virginia Electric & Power Co	3.800	09/15/47	828,425
	750,000	g	Vistra Operations Co LLC	5.500	09/01/26	772,500
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	901,372
	575,000		Xcel Energy, Inc	3.350	12/01/26	567,916
	215,000		Xcel Energy, Inc	4.800	09/15/41	231,795
			TOTAL UTILITIES			121,864,280

			TOTAL CORPORATE BONDS			1,721,596,951
			(Cost $1,773,013,587)

GOVERNMENT BONDS - 34.6%

AGENCY SECURITIES - 0.1%
	2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,351,018
			TOTAL AGENCY SECURITIES			2,351,018

FOREIGN GOVERNMENT BONDS - 3.1%
	3,850,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	3,577,420
	3,000,000	g	Angolan Government International Bond	8.250	05/09/28	1,209,347
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,324,615
	1,235,000	†	Argentina Republic Government International Bond	5.625	01/26/22	358,150
	550,000	g	Banque Ouest Africaine de Developpement	5.000	07/27/27	515,032
	2,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	1,812,309
	17,500	g	Barbados Government International Bond	6.500	02/01/21	16,975
	287,000	g	Barbados Government International Bond	6.500	10/01/29	256,865
	4,000,000	g	Bermuda Government International Bond	3.717	01/25/27	3,810,000
	3,150,000	g	Bermuda Government International Bond	4.750	02/15/29	3,181,500
	3,100,000		Brazilian Government International Bond	5.625	02/21/47	3,188,381
	3,575,000		Chile Government International Bond	2.550	01/27/32	3,571,425
	3,000,000		Colombia Government International Bond	5.000	06/15/45	3,075,000
	825,000	g	Costa Rica Government International Bond	6.125	02/19/31	697,125
	1,850,000	g	Costa Rica Government International Bond	5.625	04/30/43	1,332,000
DOP	81,200,000	g	Dominican Republic Government International Bond	8.900	02/15/23	1,405,350
	160,000,000	g	Dominican Republic Government International Bond	12.000	03/05/32	2,775,814
244

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$3,000,000	g	Dominican Republic Government International Bond	6.500%	02/15/48	$2,640,000
	2,625,000	†,g	Ecuador Government International Bond	8.875	10/23/27	659,557
	2,525,000	g	Egypt Government International Bond	5.577	02/21/23	2,334,964
EUR	1,400,000	g	Egypt Government International Bond	5.625	04/16/30	1,173,981
	$2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,017,556
	1,200,000	g	El Salvador Government International Bond	7.625	02/01/41	984,012
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,513,466
	1,375,000	g	Export-Import Bank of India	3.875	02/01/28	1,265,621
	2,200,000	g	Ghana Government International Bond	8.125	03/26/32	1,552,919
	1,500,000	g	Ghana Government International Bond	8.627	06/16/49	1,044,000
	1,675,000	g	Guatemala Government International Bond	4.375	06/05/27	1,608,000
	1,200,000	g	Guatemala Government International Bond	6.125	06/01/50	1,191,012
	1,100,000	g	Iraq Government International Bond	5.800	01/15/28	836,220
	3,100,000		Israel Government International Bond	3.250	01/17/28	3,288,236
	2,175,000		Israel Government International Bond	4.125	01/17/48	2,327,398
EUR	9,100,000		Italy Buoni Poliennali Del Tesoro	0.350	06/15/20	10,040,045
	$3,025,000		Jamaica Government International Bond	8.000	03/15/39	3,297,280
	2,500,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	2,696,896
	550,000	g	Kazakhstan Government International Bond	4.875	10/14/44	620,262
	2,500,000	g	Kenya Government International Bond	7.000	05/22/27	2,300,591
	775,000	g	Kommunalbanken AS.	1.375	10/26/20	777,520
	1,560,000	g	Kommunalbanken AS.	2.750	02/05/24	1,683,342
	1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,658,811
	1,500,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,555,290
	3,550,000	g	Kuwait Government International Bond	2.750	03/20/22	3,568,005
	2,200,000		Mexico Government International Bond	4.150	03/28/27	2,248,400
	575,000		Mexico Government International Bond	3.250	04/16/30	539,063
	1,859,000		Mexico Government International Bond	6.050	01/11/40	2,202,673
	550,000	g	Morocco Government International Bond	5.500	12/11/42	583,066
	1,400,000	g	Namibia Government International Bond	5.250	10/29/25	1,198,984
	1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,537,327
	2,425,000	g	Nigeria Government International Bond	6.500	11/28/27	1,673,154
	3,000,000		Panama Government International Bond	4.300	04/29/53	3,228,780
	1,600,000	g	Panama Notas del Tesoro	3.750	04/17/26	1,600,000
	925,000	g	Paraguay Government International Bond	4.700	03/27/27	925,009
	1,475,000	g	Paraguay Government International Bond	5.400	03/30/50	1,475,015
	3,400,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	3,424,786
	3,350,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	3,383,735
PEN	6,775,000	g	Peruvian Government International Bond	5.400	08/12/34	1,954,469
	$616,666	g	Petroamazonas EP	4.625	11/06/20	602,679
	1,650,000	†,g	Provincia de Buenos Aires	7.875	06/15/27	429,000
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	675,000
	5,000,000		Republic of Italy Government International Bond	4.000	10/17/49	4,680,042
	2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,170,427
	2,150,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	2,102,443
	3,175,000	g	Saudi Government International Bond	4.500	04/17/30	3,427,176
	2,000,000	g	Saudi Government International Bond	3.750	01/21/55	1,840,188
	1,200,000	g	Senegal Government International Bond	6.250	05/23/33	1,073,607
	2,350,000		South Africa Government International Bond	4.300	10/12/28	1,927,487
	1,500,000	g	Sri Lanka Government International Bond	6.850	03/14/24	943,937
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	913,167
245

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$2,050,000		State of Israel	3.375%	01/15/50	$1,988,500
EUR	3,475,000	g	Ukraine Government International Bond	4.375	01/27/30	3,066,344
	$3,000,000	†,g	Zambia Government International Bond	8.500	04/14/24	1,170,726
			TOTAL FOREIGN GOVERNMENT BONDS			139,727,476

MORTGAGE BACKED - 17.1%
	875		Federal Home Loan Mortgage Corp (FHLMC)	8.250	07/15/21	892
	334		FHLMC	7.000	04/15/22	341
	2,632,000		FHLMC	3.000	10/15/33	2,934,773
	5,091,685		FHLMC	3.500	08/15/43	5,420,845
	3,993,414	i	FHLMC	5.215	03/15/44	779,283
	11,799,540		FHLMC	4.000	10/01/47	12,842,175
	7,491,935	i	FHLMC	8.793	06/15/48	8,970,738
	6,050,131	i	FHLMC	8.713	10/15/48	7,626,524
	219		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	219
	1,081		FGLMC	8.000	01/01/31	1,126
	207,872		FGLMC	7.000	12/01/33	245,279
	37,024		FGLMC	4.500	10/01/34	40,151
	66,337		FGLMC	7.000	05/01/35	78,398
	2,097,167		FGLMC	5.000	06/01/36	2,333,807
	1,067,856		FGLMC	4.500	10/01/44	1,186,162
	143,183		FGLMC	4.500	11/01/44	159,168
	216,149		FGLMC	4.500	11/01/44	240,106
	92,740		FGLMC	4.500	12/01/44	101,567
	132,456		FGLMC	4.500	12/01/44	147,071
	1,007,573		FGLMC	3.500	04/01/45	1,082,632
	4,038,303		FGLMC	3.500	08/01/45	4,348,014
	8,884,457		FGLMC	3.500	10/01/45	9,532,670
	6,000,063		FGLMC	4.000	12/01/45	6,544,778
	21,271,705		FGLMC	3.500	08/01/46	22,823,928
	33,516,212		FGLMC	3.000	02/01/47	35,351,824
	2,351,045		FGLMC	4.500	06/01/47	2,611,285
	2,890,125		FGLMC	4.000	09/01/47	3,171,859
	3,393,260		FGLMC	3.500	12/01/47	3,640,650
	34,180,426		FGLMC	3.500	03/01/48	36,668,844
	11,158,756		FGLMC	4.000	03/01/48	12,143,502
	3,048,664		FGLMC	4.000	07/01/48	3,317,721
	22,712,285		FGLMC	4.500	08/01/48	24,880,918
	63		Federal National Mortgage Association (FNMA)	7.000	06/25/20	63
	51		FNMA	9.000	07/25/20	51
	209		FNMA	6.500	08/25/20	211
	1,115		FNMA	6.500	09/25/20	1,124
	1,008		FNMA	6.750	06/25/21	1,016
	4,509		FNMA	7.000	10/25/21	4,597
	1,873		FNMA	7.000	07/01/22	1,888
	732		FNMA	6.500	07/25/22	768
	1,942		FNMA	9.000	11/01/25	2,137
	27,870		FNMA	7.000	05/01/26	30,854
	66,493		FNMA	7.000	07/25/26	74,022
	1,610		FNMA	7.500	01/01/29	1,803
	753		FNMA	7.500	02/01/30	875
	274,005		FNMA	6.500	12/01/31	312,351
246

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$327,961		FNMA	6.000%	04/01/32	$364,106
2,632,969		FNMA	3.500	05/01/32	2,780,384
265,138		FNMA	7.000	07/01/32	309,954
87,654		FNMA	7.000	07/01/32	104,799
58,106		FNMA	7.000	07/01/32	68,091
2,262,867		FNMA	3.500	11/01/32	2,393,645
64,752		FNMA	4.500	10/01/33	70,959
51,641		FNMA	6.000	03/01/34	56,810
2,944,950		FNMA	5.000	05/01/35	3,271,519
283,236		FNMA	5.000	06/25/35	296,613
1,642,919		FNMA	5.000	10/01/35	1,829,075
1,258,065		FNMA	5.000	02/01/36	1,400,824
1,597,356		FNMA	6.500	08/01/37	1,827,851
75,147		FNMA	6.000	09/01/37	87,316
867,289		FNMA	5.500	11/01/38	983,646
940,438		FNMA	5.500	03/01/39	1,062,479
951,285		FNMA	6.000	09/01/39	1,094,589
573,732		FNMA	5.000	09/01/40	636,001
750,495		FNMA	5.000	05/01/41	832,637
6,822,600		FNMA	4.000	09/01/42	7,484,116
531,000	†,i	FNMA	3.337	12/25/42	184,061
2,131,758		FNMA	3.000	04/25/43	2,264,911
5,045,738	i	FNMA	5.003	09/25/43	1,059,108
4,272,269		FNMA	4.000	01/01/44	4,650,369
1,463,043		FNMA	4.500	02/01/44	1,625,140
222,525		FNMA	4.500	03/01/44	250,159
1,169,196		FNMA	4.500	06/01/44	1,299,512
3,549,960		FNMA	4.500	10/01/44	3,944,993
1,070,878		FNMA	4.000	11/01/44	1,158,643
1,179,885		FNMA	5.000	11/01/44	1,307,601
1,217,288		FNMA	4.000	01/01/45	1,336,267
5,038,785		FNMA	3.000	02/25/45	5,305,872
4,861,260		FNMA	3.000	02/25/45	5,102,865
269,751		FNMA	3.500	03/01/45	289,771
184,334		FNMA	3.500	03/01/45	198,014
450,054		FNMA	4.500	03/01/45	500,151
2,892,513		FNMA	3.000	03/25/45	3,071,570
4,178,081		FNMA	3.500	04/25/45	4,396,326
2,534,044		FNMA	3.500	05/01/45	2,727,576
8,240,000		FNMA	4.000	06/01/45	8,912,977
2,809,546		FNMA	3.000	12/01/45	2,969,479
3,035,109		FNMA	4.000	12/01/45	3,301,664
1,035,033		FNMA	4.000	12/01/45	1,120,085
10,817,606		FNMA	3.000	12/25/45	11,549,586
1,272,965		FNMA	3.500	01/01/46	1,365,493
6,935,193		FNMA	4.000	01/01/46	7,549,224
4,327,708		FNMA	4.000	03/01/46	4,679,262
666,863		FNMA	3.500	06/01/46	715,337
6,578,318		FNMA	3.500	07/01/46	7,056,491
7,990,051		FNMA	3.500	07/01/46	8,577,020
337,329		FNMA	3.000	08/01/46	355,913
8,474,232		FNMA	3.000	10/01/46	8,797,872
2,336,913		FNMA	3.500	10/01/46	2,506,789
42,917,666		FNMA	3.000	11/01/46	45,279,369
247

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,770,798		FNMA	3.500%	12/01/46	$9,310,242
42,255,971		FNMA	3.500	01/01/47	44,790,622
2,685,995		FNMA	3.000	04/25/47	2,862,492
3,767,434		FNMA	4.500	05/01/47	4,122,500
12,979,347		FNMA	3.500	08/01/47	13,822,247
10,961,380		FNMA	3.500	09/01/47	11,661,403
7,313,416		FNMA	3.000	11/01/47	7,590,359
2,331,367		FNMA	3.500	11/01/47	2,509,692
10,931,186		FNMA	4.000	12/01/47	11,897,148
21,572,514	h	FNMA	3.500	01/01/48	23,225,211
1,865,874		FNMA	3.500	01/01/48	2,008,041
12,611,265		FNMA	4.500	01/01/48	13,815,786
2,474,337		FNMA	4.500	02/01/48	2,709,554
20,210,692		FNMA	3.000	02/25/48	21,383,585
4,905,750		FNMA	4.000	03/01/48	5,336,775
10,773,313		FNMA	4.500	03/01/48	11,797,433
20,243,926		FNMA	3.500	04/01/48	21,383,928
20,900,463		FNMA	4.000	04/01/48	22,406,987
8,809,502		FNMA	4.500	05/01/48	9,646,982
6,782,171		FNMA	4.500	05/01/48	7,426,927
5,247,973		FNMA	5.000	06/01/48	5,671,238
4,872,868		FNMA	5.000	08/01/48	5,401,096
6,653,163		FNMA	3.000	11/25/48	681,568
76,000,000	h	FNMA	3.000	04/25/49	79,696,094
10,000,000	h	FNMA	3.500	04/25/49	10,578,516
14,083		FNMA	3.000	05/01/49	14,602
1,035,116		FNMA	3.000	08/01/49	1,096,292
17,665,000		FNMA	2.500	04/01/50	18,307,436
86,147		Government National Mortgage Association (GNMA)	5.000	02/15/33	93,096
226,199		GNMA	5.000	09/15/33	248,795
4,070,380		GNMA	3.700	10/15/33	4,380,680
19,784		GNMA	5.500	04/15/34	22,335
26,717		GNMA	5.000	04/15/38	29,766
11,817		GNMA	4.500	02/20/39	13,601
1,404,745		GNMA	4.500	02/20/41	1,547,777
15,915		GNMA	4.500	08/20/41	17,944
55,923		GNMA	4.500	09/20/41	64,317
11,802		GNMA	4.500	01/20/44	13,590
11,102		GNMA	4.500	02/20/44	12,583
25,239		GNMA	4.500	05/20/44	29,052
160,316		GNMA	4.500	05/20/44	184,575
181,601		GNMA	4.500	08/20/44	208,941
117,593		GNMA	4.500	09/20/44	135,410
70,179		GNMA	4.500	10/20/44	79,848
27,674		GNMA	4.500	11/20/44	29,937
115,401		GNMA	4.500	12/20/44	132,856
154,425		GNMA	4.500	02/20/45	173,769
180,887		GNMA	4.500	08/20/45	208,299
181,000		GNMA	4.500	08/20/45	208,428
167,444		GNMA	4.500	12/20/45	190,050
7,647,050	†	GNMA	4.000	06/20/46	910,470
8,938,567		GNMA	3.500	01/20/49	9,755,571
		TOTAL MORTGAGE BACKED			781,870,340
248

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
MUNICIPAL BONDS - 4.9%
$1,000,000	Anaheim City School District	3.825%	08/01/23	$1,075,220
5,000,000	California Housing Finance Agency	2.966	08/01/22	5,147,400
2,000,000	California State University	3.803	11/01/30	2,241,660
9,745,000	Chicago Housing Authority	3.922	01/01/27	10,870,840
7,500,000	Chicago Housing Authority	4.361	01/01/38	8,664,300
1,620,000	City & County of San Francisco CA Community Facilities District	3.000	09/01/25	1,720,246
1,200,000	City & County of San Francisco CA Community Facilities District	3.250	09/01/27	1,302,096
5,500,000	City of Austin TX Electric Utility Revenue	3.336	11/15/39	5,572,600
5,500,000	City of Cleveland OH Airport System Revenue	2.492	01/01/25	5,594,930
4,155,000	City of Cleveland OH Airport System Revenue	2.832	01/01/30	4,194,306
1,040,000	City of Fort Worth TX	3.955	03/01/32	1,110,980
1,390,000	City of Fort Worth TX	4.088	03/01/37	1,475,499
2,500,000	City of Inglewood CA	4.300	09/01/40	2,702,000
7,300,000	City of New York NY	2.280	08/01/25	7,322,484
500,000	City of San Angelo TX Water & Sewer Revenue	4.261	02/15/37	518,555
2,995,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	2,976,221
5,000,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	4,948,900
3,425,000	County of Miami-Dade FL Aviation Revenue	2.949	10/01/25	3,598,476
1,555,000	County of Miami-Dade FL Aviation Revenue	3.354	10/01/29	1,661,455
5,475,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	5,844,617
2,000,000	Denver City & County School District No	4.242	12/15/37	2,179,760
2,000,000	Florida Municipal Power Agency	2.769	10/01/23	2,058,120
2,100,000	Florida Municipal Power Agency	2.919	10/01/24	2,194,206
3,000,000	Florida Municipal Power Agency	3.059	10/01/25	3,178,710
12,920,000	Grand Parkway Transportation Corp	3.236	10/01/52	12,546,741
600,000	Grant County Public Utility District No 2	5.630	01/01/27	745,044
845,000	Illinois Housing Development Authority	4.105	07/01/27	880,913
2,430,000	Indiana Finance Authority	3.166	07/01/30	2,587,658
2,270,000	Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,298,897
1,250,000	Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,319,588
2,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	2,012,960
3,960,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	4.000	08/01/24	4,306,381
3,840,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,942,989
1,250,000	Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,265,450
5,000,000	Maryland Health & Higher Educational Facilities Authority	3.632	07/01/24	5,367,950
410,000	Massachusetts Housing Finance Agency	4.786	12/01/32	426,105
1,135,000	Massachusetts Housing Finance Agency	4.621	12/01/38	1,149,301
565,000	Massachusetts Housing Finance Agency	4.721	06/01/40	572,085
3,500,000	Massachusetts Water Resources Authority	2.453	08/01/31	3,556,385
3,500,000	Massachusetts Water Resources Authority	2.553	08/01/32	3,552,570
575,000	New Jersey Economic Development Authority	3.500	06/15/20	577,685
1,000,000	New Jersey Economic Development Authority	3.800	06/15/20	1,005,270
249

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,500,000		New Jersey Economic Development Authority	4.271%	06/15/20	$7,542,975
500,000		New Jersey Economic Development Authority	3.700	06/15/21	512,090
3,515,000		New Jersey Economic Development Authority	4.150	06/15/22	3,707,095
1,500,000		New Jersey Educational Facilities Authority	2.304	07/01/22	1,510,740
1,415,000		New Jersey Educational Facilities Authority	2.504	07/01/23	1,436,055
1,615,000		New Jersey Institute of Technology	4.177	07/01/37	1,715,792
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,893,525
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,087,960
2,495,000		New York Transportation Development Corp	5.000	01/01/27	2,496,223
5,000,000	g	Oregon State Business Development Commission	6.500	04/01/31	3,468,900
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,625,925
1,690,000		Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,725,304
2,000,000		Port of Seattle WA	3.471	05/01/31	2,141,080
3,975,000		Public Finance Authority	4.269	07/01/40	4,426,441
860,000		Public Finance Authority	4.269	07/01/40	973,950
1,390,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	1,503,911
1,800,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,968,318
5,000,000		Rhode Island Convention Center Authority	3.195	05/15/26	5,387,550
3,750,000		Rhode Island Convention Center Authority	3.265	05/15/27	4,025,137
5,000,000		San Jose Redevelopment Agency	3.250	08/01/29	5,192,700
2,045,000		Sangamon County Water Reclamation District	3.272	01/01/37	2,061,094
2,100,000		State of Colorado	4.047	09/01/38	2,315,397
500,000		University of California	2.676	05/15/21	507,090
4,500,000		University of California	2.817	05/15/24	4,721,535
7,000,000		University of California	3.063	07/01/25	7,503,440
3,000,000		University of California	3.169	05/15/29	3,238,920
4,385,000		Virgin Islands Public Finance Authority	5.000	10/01/21	4,360,356
3,585,000	g	Virgin Islands Water & Power Authority-Electric System	7.000	07/01/20	3,578,189
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,810,911
1,245,000		Wake Forest University	3.093	06/01/26	1,291,222
		TOTAL MUNICIPAL BONDS			224,997,378

U.S. TREASURY SECURITIES - 9.4%
17,000,000		United States Treasury Bond	4.375	11/15/39	26,897,851
12,000,000		United States Treasury Bond	2.500	02/15/46	15,083,437
15,000,000		United States Treasury Bond	2.500	05/15/46	18,870,117
10,675,000		United States Treasury Bond	3.000	05/15/47	14,757,354
14,400,000		United States Treasury Bond	2.750	08/15/47	19,034,438
5,845,000		United States Treasury Bond	2.750	11/15/47	7,736,634
33,350,000		United States Treasury Bond	3.000	02/15/48	46,164,998
45,080,000		United States Treasury Bond	3.000	08/15/48	62,678,809
20,680,000		United States Treasury Bond	2.250	08/15/49	25,160,128
11,920,000		United States Treasury Bond	2.375	11/15/49	14,877,650
21,766,400	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	21,324,322
15,909,300	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	15,683,563
20,768,800	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	20,927,385
10,855,500	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	11,216,993
4,052,088	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	4,225,186
895,000		United States Treasury Note	2.375	04/30/20	896,636
250

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$15,000,000		United States Treasury Note	1.625%	06/30/20	$15,056,904
10,000,000		United States Treasury Note	1.625	07/31/20	10,048,424
65,000,000		United States Treasury Note	2.625	08/15/20	65,619,531
1,925,000		United States Treasury Note	0.500	03/15/23	1,937,031
150,000		United States Treasury Note	0.625	03/31/27	150,756
5,670,000		United States Treasury Note	1.500	02/15/30	6,112,742
5,000,000		United States Treasury Note	2.000	02/15/50	5,807,227
		TOTAL U.S. TREASURY SECURITIES			430,268,116

		TOTAL GOVERNMENT BONDS			1,579,214,328
		(Cost $1,494,978,698)

STRUCTURED ASSETS - 20.5%

ASSET BACKED - 7.4%
2,938,519	g	AASET Trust	4.335	01/16/40	1,944,497
		Series - 2020 1A (Class B)
961,406	g	AASET Trust	6.413	01/16/40	593,096
		Series - 2020 1A (Class C)
7,036,885	g	Adams Outdoor Advertising LP	4.810	11/15/48	7,019,886
		Series - 2018 1 (Class A)
5,000,000	g	Adams Outdoor Advertising LP	7.356	11/15/48	4,851,278
		Series - 2018 1 (Class C)
1,199,692		American Airlines Pass Through Trust	3.575	01/15/28	1,138,126
		Series - 2016 1 (Class AA)
400,000		American Express Credit Account Master Trust	3.060	02/15/24	407,383
		Series - 2018 6 (Class A)
1,576,079	g	American Homes 4 Rent Trust	3.786	10/17/36	1,583,936
		Series - 2014 SFR2 (Class A)
1,360,000	g	AMSR Trust	1.819	04/17/37	1,260,993
		Series - 2020 SFR1 (Class A)
2,625,000	g,i	AMSR Trust	3.247	01/19/39	2,094,809
		Series - 2019 SFR1 (Class D)
1,000,000	g,i	Apidos CLO XXIX	3.344	07/25/30	885,541
		Series - 2018 29A (Class A2)
931,752	†,g	Apollo Aviation Securitization Equity Trust	6.413	01/16/38	772,954
		Series - 2018 1A (Class C)
984,100	g	Apollo Aviation Securitization Equity Trust	3.844	05/15/39	741,369
		Series - 2019 1 (Class A)
4,015,000	g	Applebee’s Funding LLC	4.194	06/07/49	3,651,642
		Series - 2019 1A (Class A2I)
1,730,000	g	Applebee’s Funding LLC	4.723	06/07/49	1,494,149
		Series - 2019 1A (Class A2II)
2,150,000	g,i	AREIT Trust	1.725	09/14/36	1,980,243
		Series - 2019 CRE3 (Class A)
265,996	i	Asset Backed Securities Corp Home Equity Loan Trust	3.386	08/25/34	250,322
		Series - 2004 HE5 (Class M1)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	06/20/22	2,937,526
		Series - 2016 1A (Class B)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.360	11/20/22	4,906,634
		Series - 2016 2A (Class B)
6,830,000	g	Avis Budget Rental Car Funding AESOP LLC	4.830	11/20/22	6,823,223
		Series - 2016 2A (Class C)
251

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.150%	09/20/23	$1,471,955
		Series - 2017 1A (Class C)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	03/20/24	7,968,185
		Series - 2017 2A (Class A)
975,000	g	Avis Budget Rental Car Funding AESOP LLC	4.950	03/20/25	632,942
		Series - 2018 2A (Class C)
1,910,000	g	Avis Budget Rental Car Funding AESOP LLC	4.240	09/22/25	1,824,187
		Series - 2019 2A (Class C)
444,106	i	Bayview Financial Mortgage Pass-Through Trust	5.500	12/28/35	422,992
		Series - 2005 D (Class AF4)
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	1.591	02/28/41	1,397,353
		Series - 2006 A (Class M3)
100,000	i	Bear Stearns Asset Backed Securities Trust	1.617	04/25/36	95,641
		Series - 2006 SD1 (Class M1)
3,448,829	g	BRE Grand Islander Timeshare Issuer LLC	3.280	09/26/33	3,405,512
		Series - 2019 A (Class A)
4,766,060	g	Capital Automotive REIT	3.660	10/15/44	4,299,849
		Series - 2014 1A (Class A)
4,717,336	g	Capital Automotive REIT	3.870	04/15/47	4,133,719
		Series - 2017 1A (Class A1)
5,100,000	g	Capital Automotive REIT	4.520	02/15/50	3,652,620
		Series - 2020 1A (Class B2)
180,000		Capital One Multi-Asset Execution Trust	1.720	08/15/24	181,717
		Series - 2019 A2 (Class A2)
250,000		Capital One Multi-Asset Execution Trust	2.290	07/15/25	246,630
		Series - 2017 A6 (Class A6)
1,455,258	i	C-BASS Trust	1.027	07/25/36	1,322,798
		Series - 2006 CB6 (Class A1)
6,451,318	†,g,i	CBRE Realty Finance	2.343	04/07/52	0
		Series - 2007 1A (Class A2)
333,333	g	CCR, Inc	4.750	07/10/22	340,421
		Series - 2012 CA (Class C)
26,680		Centex Home Equity	5.540	01/25/32	26,233
		Series - 2002 A (Class AF6)
460,000	i	Citigroup Mortgage Loan Trust	1.697	01/25/36	440,914
		Series - 2006 WFH1 (Class M4)
1,730,000	g	Corevest American Finance Trust	1.832	03/15/50	1,611,669
		Series - 2020 1 (Class A1)
25,278		Countrywide Asset-Backed Certificates (Step Bond)	5.216	10/25/27	25,797
		Series - 2002 S4 (Class A5)
950,000	g	CSMC Trust	3.196	07/10/34	941,869
		Series - 2017 MOON (Class A)
4,887,500	g	DB Master Finance LLC	3.629	11/20/47	4,702,068
		Series - 2017 1A (Class A2I)
10,197,938	g	DB Master Finance LLC	3.787	05/20/49	9,856,205
		Series - 2019 1A (Class A2I)
4,451,363	g	DB Master Finance LLC	4.021	05/20/49	4,263,381
		Series - 2019 1A (Class A2II)
3,225,625	g	DB Master Finance LLC	4.352	05/20/49	3,065,731
		Series - 2019 1A (Class A23)
3,437,606	g	Diamond Resorts Owner Trust	3.700	01/21/31	3,403,129
		Series - 2018 1 (Class A)
252

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$916,695	g	Diamond Resorts Owner Trust	5.900%	01/21/31	$912,016
		Series - 2018 1 (Class D)
3,490,461	g	Diamond Resorts Owner Trust	2.890	02/20/32	3,366,801
		Series - 2019 1A (Class A)
4,747,800	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	4,607,787
		Series - 2015 1A (Class A2II)
1,881,688	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	1,816,449
		Series - 2017 1A (Class A2II)
4,887,500	g	Domino’s Pizza Master Issuer LLC	4.118	07/25/47	4,731,686
		Series - 2017 1A (Class A23)
1,576,000	g	Domino’s Pizza Master Issuer LLC	4.116	07/25/48	1,521,660
		Series - 2018 1A (Class A2I)
2,970,000	g	Driven Brands Funding LLC	4.641	04/20/49	2,841,280
		Series - 2019 1A (Class A2)
5,000,000	g,i	Dryden 50 Senior Loan Fund	4.081	07/15/30	4,299,461
		Series - 2017 50A (Class C)
2,114,261	g,i	Ellington Loan Acquisition Trust	2.047	05/25/37	2,017,423
		Series - 2007 2 (Class A2C)
1,473,338	g	FOCUS Brands Funding LLC	5.093	04/30/47	1,215,032
		Series - 2017 1A (Class A2II)
4,100,000	g,i	Galaxy XIX CLO Ltd	0.000	07/24/30	3,909,990
		Series - 2015 19A (Class A1R)
732,562	g	HERO Funding Trust	4.500	09/21/42	734,332
		Series - 2016 1R (Class A1)
588,258	g	HERO Funding Trust	3.280	09/20/48	605,906
		Series - 2017 2A (Class A1)
1,176,516	g	HERO Funding Trust	4.070	09/20/48	1,228,675
		Series - 2017 2A (Class A2)
3,050,000	g	Hertz Vehicle Financing II LP	4.260	05/25/25	2,872,815
		Series - 2019 2A (Class C)
10,000,000	g	Hertz Vehicle Financing LLC	4.030	07/25/24	9,522,331
		Series - 2018 3A (Class A)
1,168,633	g	Hilton Grand Vacations Trust	2.660	12/26/28	1,147,273
		Series - 2017 AA (Class A)
1,947,721	g	Hilton Grand Vacations Trust	2.960	12/26/28	1,911,673
		Series - 2017 AA (Class B)
1,624,576	g	Hilton Grand Vacations Trust	4.000	02/25/32	1,616,260
		Series - 2018 AA (Class C)
4,737,307	g	Hilton Grand Vacations Trust	2.340	07/25/33	4,014,691
		Series - 2019 AA (Class A)
4,105,666	g	Hilton Grand Vacations Trust	2.840	07/25/33	3,334,673
		Series - 2019 AA (Class C)
61,778	i	Home Equity Asset Trust	3.986	06/25/33	58,021
		Series - 2003 1 (Class M1)
2,371,795	g	Horizon Aircraft Finance II Ltd	3.721	07/15/39	1,659,394
		Series - 2019 1 (Class A)
464,147	g	Horizon Aircraft Finance II Ltd	6.900	07/15/39	276,064
		Series - 2019 1 (Class C)
8,541,667	g	Horizon Aircraft Finance III Ltd	3.425	11/15/39	5,977,495
		Series - 2019 2 (Class A)
1,381,687	g,i	Invitation Homes Trust	1.605	06/17/37	1,273,190
		Series - 2018 SFR2 (Class A)
200,000	g,i	Invitation Homes Trust	2.155	06/17/37	169,931
		Series - 2018 SFR2 (Class D)
253

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$773,786	i	JP Morgan Mortgage Acquisition Trust	1.267%	03/25/37	$708,319
		Series - 2007 CH3 (Class A1B)
10,817,714	i	JP Morgan Mortgage Acquisition Trust	1.107	06/25/37	10,001,438
		Series - 2007 CH5 (Class A1)
3,750,000	g	LUNAR AIRCRAFT LTD	4.335	02/15/45	2,430,601
		Series - 2020 1A (Class B)
1,450,000	g	LUNAR AIRCRAFT LTD	6.413	02/15/45	890,016
		Series - 2020 1A (Class C)
493,346		MASTR Asset Backed Securities Trust (Step Bond)	5.648	11/25/35	479,830
		Series - 2005 AB1 (Class A4)
998,993		Mid-State Capital Trust	5.745	01/15/40	1,019,148
		Series - 2005 1 (Class A)
2,095,676	g	Mosaic Solar Loans LLC	3.820	06/22/43	2,078,063
		Series - 2017 2A (Class A)
800,000	g,i	MSCG Trust	3.462	06/07/35	683,340
		Series - 2015 ALDR (Class C)
4,310,000	g,i	MSCG Trust	3.462	06/07/35	3,107,862
		Series - 2015 ALDR (Class D)
753,837	g	MVW Owner Trust	2.520	12/20/32	742,186
		Series - 2015 1A (Class A)
1,036,943	g	MVW Owner Trust	2.640	12/20/33	1,008,040
		Series - 2016 1A (Class B)
1,406,413	g	MVW Owner Trust	2.420	12/20/34	1,368,721
		Series - 2017 1A (Class A)
2,525,525	g	MVW Owner Trust	3.900	01/21/36	2,429,606
		Series - 2018 1A (Class C)
2,637,875	g	MVW Owner Trust	3.330	11/20/36	2,411,986
		Series - 2019 1A (Class C)
1,180,000	g,i	Myers Park CLO Ltd	3.419	10/20/30	1,058,938
		Series - 2018 1A (Class B1)
516,092		Oakwood Mortgage Investors, Inc	5.410	11/15/32	515,263
		Series - 2002 C (Class A1)
180,717	g,i	Orange Lake Timeshare Trust	3.030	07/09/29	179,330
		Series - 2014 AA (Class B)
938,868	g	Orange Lake Timeshare Trust	3.100	11/08/30	920,841
		Series - 2018 A (Class A)
3,170,536	g	Pioneer Aircraft Finance Ltd	3.967	06/15/44	2,216,844
		Series - 2019 1 (Class A)
6,156,250	g	Planet Fitness Master Issuer LLC	4.262	09/05/48	5,801,835
		Series - 2018 1A (Class A2I)
2,462,500	g	Planet Fitness Master Issuer LLC	4.666	09/05/48	2,190,345
		Series - 2018 1A (Class A2II)
876,736	g	Pretium Mortgage Credit Partners I LLC (Step Bond)	3.844	12/25/58	760,150
		Series - 2019 NPL2 (Class A1)
1,796,656	g	Progress Residential Trust	2.897	12/17/34	1,786,950
		Series - 2017 SFR2 (Class A)
1,776,300	g	PRPM LLC (Step Bond)	3.967	04/25/24	1,588,846
		Series - 2019 2A (Class A1)
740,000	i	RASC Trust	3.080	08/25/35	709,303
		Series - 2005 KS8 (Class M4)
7,980,000	g	SERVPRO Master Issuer LLC	3.882	10/25/49	7,386,607
		Series - 2019 1A (Class A2)
254

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,975,000	g	Sesac Finance LLC	5.216%	07/25/49	$4,673,067
		Series - 2019 1 (Class A2)
4,728,716	g	Settlement Fee Finance LLC	3.840	11/01/49	4,510,375
		Series - 2019 1A (Class A)
947,946	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	939,863
		Series - 2015 3A (Class A)
1,326,642	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	1,315,995
		Series - 2015 3A (Class B)
731,912	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	721,845
		Series - 2016 2A (Class A)
1,463,823	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	1,444,118
		Series - 2016 2A (Class B)
2,071,128	g	Sierra Timeshare Receivables Funding LLC	3.200	03/20/34	2,040,234
		Series - 2017 1A (Class B)
1,606,561	g	Sierra Timeshare Receivables Funding LLC	3.650	06/20/35	1,529,597
		Series - 2018 2A (Class B)
867,520	g	Sierra Timeshare Receivables Funding LLC	4.540	05/20/36	857,308
		Series - 2019 2A (Class D)
1,407,487	g	SoFi Professional Loan Program LLC	2.630	07/25/40	1,392,186
		Series - 2017 C (Class A2B)
454,229	g	SolarCity LMC	4.800	11/20/38	420,116
		Series - 2013 1 (Class A)
608,047	g	SolarCity LMC	4.590	04/20/44	579,959
		Series - 2014 1 (Class A)
1,093,331	g	SolarCity LMC	4.020	07/20/44	1,022,778
		Series - 2014 2 (Class A)
7,728,554	g	Sonic Capital LLC	3.845	01/20/50	7,398,622
		Series - 2020 1A (Class A2I)
2,050,045	g	START Ireland	4.089	05/15/43	1,552,515
		Series - 2018 1 (Class A)
4,642,857	g	START Ireland	5.095	03/15/44	2,921,849
		Series - 2019 1 (Class B)
2,171,354	g	START Ireland	6.413	03/15/44	1,235,771
		Series - 2019 1 (Class C)
1,473,743	g,i	Starwood Waypoint Homes	1.655	01/17/35	1,350,182
		Series - 2017 1 (Class A)
6,806	i	Structured Asset Investment Loan Trust	1.847	09/25/34	6,021
		Series - 2004 8 (Class M1)
24,337	i	Structured Asset Investment Loan Trust	1.947	09/25/34	22,643
		Series - 2004 8 (Class A9)
918,585	i	Structured Asset Securities Corp Mortgage Loan Trust	3.081	04/25/35	839,991
		Series - 2005 7XS (Class 2A1A)
948,188	g	Taco Bell Funding LLC	4.377	05/25/46	915,959
		Series - 2016 1A (Class A2II)
7,366,688	g	Taco Bell Funding LLC	4.970	05/25/46	7,044,984
		Series - 2016 1A (Class A23)
10,171,250	g	Taco Bell Funding LLC	4.318	11/25/48	9,917,070
		Series - 2018 1A (Class A2I)
3,950,000	g	Taco Bell Funding LLC	4.940	11/25/48	3,844,812
		Series - 2018 1A (Class A2II)
5,445,760	g	TES LLC	4.330	10/20/47	4,251,287
		Series - 2017 1A (Class A)
255

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000	g	TES LLC	7.740%	10/20/47	$2,111,396
		Series - 2017 1A (Class B)
7,875,000	g	Tesla Auto Lease Trust	2.130	04/20/22	7,886,715
		Series - 2019 A (Class A2)
1,156,999	g	Thunderbolt Aircraft Lease Ltd	4.500	05/17/32	743,040
		Series - 2017 A (Class C)
6,199,459	g	Thunderbolt Aircraft Lease Ltd (Step Bond)	4.212	05/17/32	4,626,247
		Series - 2017 A (Class A)
2,500,000	g	Tricon American Homes Trust	4.878	11/17/33	2,380,741
		Series - 2016 SFR1 (Class E)
1,539,032	g	Tricon American Homes Trust	2.716	09/17/34	1,512,258
		Series - 2017 SFR1 (Class A)
1,600,000	g	Tricon American Homes Trust	4.011	09/17/34	1,465,604
		Series - 2017 SFR1 (Class E)
400,000	g	Tricon American Homes Trust	3.275	01/17/36	388,527
		Series - 2017 SFR2 (Class B)
4,665,133		United Airlines Pass Through Trust	3.700	03/01/30	4,460,822
		Series - 2018 1 (Class )
4,750,000		United Airlines Pass Through Trust	2.700	05/01/32	4,272,408
		Series - 2019 2 (Class )
1,689,320	g	VOLT LXXV LLC (Step Bond)	3.967	02/25/49	1,495,288
		Series - 2019 NPL2 (Class A1)
600,000	g	VOLT LXXV LLC (Step Bond)	3.967	10/25/49	445,822
		Series - 2019 NPL7 (Class A1B)
2,350,000	g	VOLT LXXXIV LLC (Step Bond)	3.967	12/27/49	1,890,027
		Series - 2019 NP10 (Class A1B)
10,141,563	g	Wendys Funding LLC	3.573	03/15/48	9,255,596
		Series - 2018 1A (Class A2I)
7,820,000	g	Wendys Funding LLC	3.884	03/15/48	7,079,211
		Series - 2018 1A (Class A2II)
		TOTAL ASSET BACKED			339,950,690

OTHER MORTGAGE BACKED - 13.1%
10,000,000	g,i	20 Times Square Trust	3.100	05/15/35	8,460,653
		Series - 2018 20TS (Class D)
802,767	g,i	Agate Bay Mortgage Trust	3.500	11/25/44	794,932
		Series - 2014 3 (Class A13)
1,159,163	g,i	Agate Bay Mortgage Trust	3.500	09/25/45	1,172,173
		Series - 2015 6 (Class A9)
52,834		Alternative Loan Trust	5.250	11/25/33	50,054
		Series - 2003 J3 (Class 1A3)
320,809	i	Alternative Loan Trust	1.447	06/25/34	281,865
		Series - 2004 8CB (Class M1)
1,313,351	i	American Home Mortgage Investment Trust	3.263	10/25/34	1,256,325
		Series - 2004 3 (Class 4A)
540,000	i	Banc of America Commercial Mortgage Trust	4.360	09/15/48	455,814
		Series - 2015 UBS7 (Class C)
10,700,000		Banc of America Commercial Mortgage Trust	3.019	07/15/49	10,955,250
		Series - 2016 UB10 (Class ASB)
2,165,000		BANK	3.625	05/15/50	2,308,995
		Series - 2017 BNK4 (Class A4)
41,944,090	i	BANK	0.997	10/17/52	2,608,411
		Series - 2019 BN21 (Class XA)
256

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$25,108,042	i	BANK	0.701%	12/15/52	$1,325,672
		Series - 2019 BN23 (Class XA)
1,000,000		BANK	3.203	12/15/52	936,199
		Series - 2019 BN23 (Class AS)
58,713,376	i	BANK	0.604	11/15/62	2,654,279
		Series - 2019 BN22 (Class XA)
54,582,544	i	BANK	0.768	11/15/62	2,718,827
		Series - 2019 BN24 (Class XA)
2,900,000	†,g	BANK	2.500	11/15/62	1,608,922
		Series - 2019 BN24 (Class D)
8,625,000		BANK	2.929	11/15/62	8,903,115
		Series - 2019 BN24 (Class ASB)
2,500,000	†,g	BANK	2.500	01/15/63	1,618,382
		Series - 2020 BN25 (Class D)
1,100,000	g,i	Barclays Commercial Mortgage Securities LLC	4.284	09/10/28	1,085,167
		Series - 2015 STP (Class D)
5,000,000	g,i	BBCMS Trust	4.267	08/05/38	3,256,970
		Series - 2018 CHRS (Class E)
58,988,405	i	BBCMS Trust	1.060	02/15/53	4,478,524
		Series - 2020 C6 (Class XA)
902,282	i	Bear Stearns Commercial Mortgage Securities Trust	5.117	02/11/41	892,837
		Series - 2005 PWR7 (Class B)
2,350,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.143	09/11/42	2,348,951
		Series - 2005 PWR9 (Class E)
500,000		Benchmark Mortgage Trust	4.468	03/15/52	475,487
		Series - 2019 B9 (Class B)
2,600,000		Benchmark Mortgage Trust	3.419	08/15/52	2,603,458
		Series - 2019 B12 (Class AS)
8,157	i	Benchmark Mortgage Trust	0.832	12/15/72	472
		Series - 2019 B15 (Class XA)
13,996,618	g,i	BX Commercial Mortgage Trust	1.625	10/15/36	13,313,367
		Series - 2019 XL (Class A)
3,821,602	g,i	BX Commercial Mortgage Trust	1.955	10/15/36	3,467,629
		Series - 2019 XL (Class C)
3,821,602	g,i	BX Commercial Mortgage Trust	2.505	10/15/36	3,343,295
		Series - 2019 XL (Class E)
4,500,000		CD Mortgage Trust	2.622	08/10/49	4,559,320
		Series - 2016 CD1 (Class ASB)
1,000,000	i	CD Mortgage Trust	4.027	11/10/49	845,993
		Series - 2016 CD2 (Class C)
1,400,000	i	CD Mortgage Trust	4.560	02/10/50	1,152,986
		Series - 2017 CD3 (Class C)
5,000,000	i	CFCRE Commercial Mortgage Trust	3.502	11/10/49	4,960,486
		Series - 2016 C6 (Class AM)
221,985		Citicorp Mortgage Securities, Inc	5.500	07/25/35	208,547
		Series - 2005 4 (Class 1A7)
2,000,000	g	Citigroup Commercial Mortgage Trust	4.350	05/10/36	1,840,879
		Series - 2019 PRM (Class D)
1,900,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	2,014,503
		Series - 2014 GC19 (Class A4)
2,600,000	i	Citigroup Commercial Mortgage Trust	3.758	04/10/48	2,481,271
		Series - 2015 GC29 (Class B)
257

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$900,000	i	Citigroup Commercial Mortgage Trust	4.176%	04/10/48	$762,054
		Series - 2015 GC29 (Class C)
1,000,000		Citigroup Commercial Mortgage Trust	4.233	04/10/49	970,973
		Series - 2016 GC37 (Class B)
57,968,990	i	Citigroup Commercial Mortgage Trust	0.630	11/10/52	2,703,981
		Series - 2019 GC43 (Class XA)
3,127,000	†,i	Citigroup Commercial Mortgage Trust	3.622	11/10/52	2,204,491
		Series - 2019 GC43 (Class C)
52,590,939	i	Citigroup Commercial Mortgage Trust	0.989	02/15/53	3,793,821
		Series - 2020 GC46 (Class XA)
1,020,000		Citigroup Commercial Mortgage Trust	3.018	08/10/56	950,292
		Series - 2019 GC41 (Class AS)
412,713	i	COBALT CMBS Commercial Mortgage Trust	5.646	04/15/47	408,723
		Series - 2007 C2 (Class C)
20,000,000	g	COMM Mortgage Trust	2.841	08/15/45	20,156,408
		Series - 2012 CR2 (Class A3)
1,900,000		COMM Mortgage Trust	3.101	03/10/46	1,938,635
		Series - 2013 CR6 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.210	08/10/46	1,058,788
		Series - 2013 CR10 (Class A4)
3,000,000	g,i	COMM Mortgage Trust	5.288	08/10/46	2,649,317
		Series - 2013 LC13 (Class D)
5,000,000		COMM Mortgage Trust	4.199	03/10/47	5,119,010
		Series - 2014 UBS2 (Class AM)
3,092,577	i	COMM Mortgage Trust	4.974	03/10/47	2,799,626
		Series - 2014 UBS2 (Class C)
1,120,000		COMM Mortgage Trust	4.174	05/10/47	1,146,986
		Series - 2014 CR17 (Class AM)
5,000,000		COMM Mortgage Trust	3.828	07/15/47	5,289,789
		Series - 2014 CR18 (Class A5)
2,452,500	i	COMM Mortgage Trust	4.456	07/15/47	2,428,407
		Series - 2014 CR18 (Class B)
1,050,000		COMM Mortgage Trust	3.796	08/10/47	1,105,408
		Series - 2014 CR19 (Class A5)
2,800,000	i	COMM Mortgage Trust	4.703	08/10/47	2,796,817
		Series - 2014 CR19 (Class B)
1,500,000	g,i	COMM Mortgage Trust	4.731	08/10/47	1,255,708
		Series - 2014 CR19 (Class D)
2,700,000		COMM Mortgage Trust	3.917	10/10/47	2,877,107
		Series - 2014 LC17 (Class A5)
2,500,000	g	COMM Mortgage Trust	3.000	03/10/48	1,622,399
		Series - 2015 CR22 (Class E)
2,600,000	g,i	COMM Mortgage Trust	4.110	03/10/48	2,076,251
		Series - 2015 CR22 (Class D)
3,340,500	i	COMM Mortgage Trust	4.110	03/10/48	2,893,420
		Series - 2015 CR22 (Class C)
1,000,000		COMM Mortgage Trust	3.801	05/10/48	1,011,004
		Series - 2015 CR23 (Class AM)
4,000,000	i	COMM Mortgage Trust	4.304	05/10/48	3,184,208
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust	3.463	08/10/48	1,879,100
		Series - 2015 CR24 (Class D)
2,500,000	i	COMM Mortgage Trust	4.379	08/10/48	2,121,162
		Series - 2015 CR24 (Class C)
258

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,485,000	i	COMM Mortgage Trust	4.484%	10/10/48	$3,814,127
		Series - 2015 CR26 (Class C)
4,000,000		COMM Mortgage Trust	2.972	10/10/49	4,101,689
		Series - 2016 COR1 (Class ASB)
5,000,000		COMM Mortgage Trust	4.181	05/10/51	5,444,241
		Series - 2018 COR3 (Class ASB)
1,295,331	i	Connecticut Avenue Securities	3.547	05/25/24	1,162,216
		Series - 2014 C02 (Class 1M2)
12,560,263	i	Connecticut Avenue Securities	3.947	07/25/24	11,492,644
		Series - 2014 C03 (Class 1M2)
1,360,220	i	Connecticut Avenue Securities	5.947	11/25/24	1,311,436
		Series - 2014 C04 (Class 2M2)
419,950	i	Connecticut Avenue Securities	6.497	04/25/28	388,903
		Series - 2015 C04 (Class 2M2)
661,415	i	Connecticut Avenue Securities	6.647	04/25/28	653,966
		Series - 2015 C04 (Class 1M2)
755,382	i	Connecticut Avenue Securities	7.697	08/25/28	721,307
		Series - 2016 C01 (Class 1M2)
3,001,707	i	Connecticut Avenue Securities	7.897	08/25/28	2,998,199
		Series - 2016 C01 (Class 2M2)
6,963,836	i	Connecticut Avenue Securities	6.847	10/25/28	6,789,735
		Series - 2016 C03 (Class 2M2)
1,195,000	i	Connecticut Avenue Securities	5.397	01/25/29	994,534
		Series - 2016 C05 (Class 2M2B)
2,475,733	i	Connecticut Avenue Securities	5.397	01/25/29	2,362,779
		Series - 2016 C05 (Class 2M2)
1,000,000	i	Connecticut Avenue Securities	5.197	04/25/29	961,797
		Series - 2016 C06 (Class 1M2)
2,267,475	i	Connecticut Avenue Securities	3.147	01/25/30	2,189,496
		Series - 2017 C05 (Class 1M2A)
2,410,983	i	Connecticut Avenue Securities	1.847	08/25/30	2,217,400
		Series - 2018 C02 (Class 2EA2)
4,150,000	i	Connecticut Avenue Securities	1.797	10/25/30	3,926,078
		Series - 2018 C03 (Class 1EA2)
1,829,909	i	Connecticut Avenue Securities	3.497	12/25/30	1,499,921
		Series - 2018 C04 (Class 2M2)
171,912	g,i	Connecticut Avenue Securities	3.397	07/25/31	142,467
		Series - 2019 R01 (Class 2M2)
1,792,332	g,i	Connecticut Avenue Securities	3.097	09/25/31	1,467,415
		Series - 2019 R03 (Class 1M2)
440,000	g,i	Connecticut Avenue Securities	2.947	01/25/40	285,399
		Series - 2020 R02 (Class 2M2)
45,087		Countrywide Alternative Loan Trust	5.000	04/25/20	42,593
		Series - 2005 6CB (Class 2A1)
497,863	i	Countrywide Alternative Loan Trust	1.003	07/20/35	428,900
		Series - 2005 24 (Class 4A1)
499,637	i	Countrywide Home Loan Mortgage Pass Through Trust	3.921	11/20/34	429,601
		Series - 2004 HYB6 (Class A2)
51,448		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	46,467
		Series - 2005 17 (Class 1A10)
259

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,750,000	g,i	CPT Mortgage Trust	2.997%	11/13/39	$4,382,139
		Series - 2019 CPT (Class E)
1,100,000	g,i	Credit Suisse Commercial Mortgage Trust	1.597	05/25/36	1,036,566
		Series - 2006 CF2 (Class M3)
11,312,841	g,i	Credit Suisse Commercial Mortgage Trust	3.500	02/25/48	11,495,224
		Series - 2018 J1 (Class A11)
1,493,836	i	Credit Suisse First Boston Mortgage Securities Corp	6.168	04/25/33	1,416,566
		Series - 2003 8 (Class DB1)
5,065,000		DBJPM	3.539	05/10/49	5,094,084
		Series - 2016 C1 (Class AM)
2,083,000	g,i	DBUBS Mortgage Trust	5.335	08/10/44	2,144,459
		Series - 2011 LC3A (Class B)
2,000,000	g,i	Ellington Financial Mortgage Trust	3.587	06/25/59	1,805,667
		Series - 2019 1 (Class M1)
1,081,214	i	Fieldstone Mortgage Investment Trust	1.682	12/25/35	1,037,591
		Series - 2005 2 (Class M2)
11,758,268	g,i	FirstKey Mortgage Trust	3.500	11/25/44	11,645,910
		Series - 2014 1 (Class A8)
2,791,384	g,i	Flagstar Mortgage Trust	3.500	03/25/47	2,809,504
		Series - 2017 1 (Class 1A5)
72,722	g,i	Flagstar Mortgage Trust	3.500	10/25/47	71,986
		Series - 2017 2 (Class A5)
948,124	g,i	Flagstar Mortgage Trust	4.113	10/25/47	858,604
		Series - 2017 2 (Class B3)
494,626	g,i	Flagstar Mortgage Trust	4.000	07/25/48	490,329
		Series - 2018 4 (Class A4)
766,158	g,i	Flagstar Mortgage Trust	4.000	09/25/48	756,950
		Series - 2018 5 (Class A11)
2,864,000	†,i	GE Capital Commercial Mortgage Corp	5.941	11/10/45	628,562
		Series - 2005 C4 (Class B)
14,346,000	i	GS Mortgage Securities Corp II	3.978	03/10/51	15,461,348
		Series - 2018 GS9 (Class AAB)
1,958,000	g,i	GS Mortgage Securities Trust	3.550	07/10/52	1,731,792
		Series - 2019 GC40 (Class DBC)
1,071,771	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	08/25/49	1,045,159
		Series - 2019 PJ1 (Class A4)
802,730	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	809,332
		Series - 2019 PJ2 (Class A1)
2,096,682	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	2,103,909
		Series - 2019 PJ2 (Class A4)
308,983	g	GSMPS Mortgage Loan Trust	7.500	03/25/35	314,281
		Series - 2005 RP2 (Class 1A2)
304,454	g	GSMPS Mortgage Loan Trust	7.500	09/25/35	300,931
		Series - 2005 RP3 (Class 1A2)
463,542		GSR Mortgage Loan Trust	6.000	01/25/35	452,715
		Series - 2005 1F (Class 3A3)
2,320,884	i	HarborView Mortgage Loan Trust	1.370	08/19/45	1,958,148
		Series - 2005 11 (Class 2A1A)
4,000,000	g,i	Hudson Yards Mortgage Trust	3.443	07/10/39	3,729,530
		Series - 2019 30HY (Class D)
2,000,000	g,i	Hudson Yards Mortgage Trust	2.943	12/10/41	1,792,878
		Series - 2019 55HY (Class D)
3,500,000	g,i	Hudson Yards Mortgage Trust	2.943	12/10/41	2,904,626
		Series - 2019 55HY (Class F)
260

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$115,096	i	Impac CMB Trust	1.607%	03/25/35	$99,306
		Series - 2004 11 (Class 2A1)
72,908	i	JP Morgan Alternative Loan Trust	1.227	04/25/47	63,533
		Series - 2007 S1 (Class A1)
2,140,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.822	08/15/49	2,181,714
		Series - 2016 JP2 (Class A4)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	4.079	01/15/46	1,449,449
		Series - 2013 C13 (Class D)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.403	07/15/46	311,914
		Series - 2011 C4 (Class C)
1,719,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.119	01/15/49	1,777,850
		Series - 2015 JP1 (Class AS)
10,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.713	08/15/49	10,119,684
		Series - 2016 JP2 (Class ASB)
5,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	3.379	09/15/50	5,191,068
		Series - 2017 JP7 (Class A3)
569,599	i	JP Morgan Mortgage Trust	4.115	11/25/33	527,525
		Series - 2006 A2 (Class 5A3)
1,718,265	g,i	JP Morgan Mortgage Trust	2.974	12/25/44	1,376,213
		Series - 2015 1 (Class B1)
387,189	g,i	JP Morgan Mortgage Trust	3.500	05/25/45	383,368
		Series - 2015 3 (Class A19)
1,383,447	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	1,361,425
		Series - 2015 6 (Class A13)
839,466	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	835,587
		Series - 2016 1 (Class A13)
7,210,999	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	7,240,550
		Series - 2017 1 (Class A3)
1,096,128	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	1,081,752
		Series - 2017 2 (Class A5)
986,284	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	986,119
		Series - 2017 2 (Class A13)
1,298,575	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	1,293,097
		Series - 2017 3 (Class 1A5)
582,502	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	566,663
		Series - 2018 3 (Class A13)
188,042	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	182,851
		Series - 2018 4 (Class A13)
773,090	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	751,473
		Series - 2018 5 (Class A13)
1,364,026	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	1,366,447
		Series - 2018 8 (Class A5)
1,144,421	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	1,130,603
		Series - 2018 8 (Class A13)
1,319,757	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	1,345,205
		Series - 2018 9 (Class A13)
262

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$547,943	g,i	JP Morgan Mortgage Trust	4.000%	05/25/49	$554,826
		Series - 2019 1 (Class A3)
2,507,705	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	2,467,480
		Series - 2019 1 (Class A15)
154,807	g,i	JP Morgan Mortgage Trust	4.000	08/25/49	153,115
		Series - 2019 2 (Class A4)
855,799	g,i	JP Morgan Mortgage Trust	4.751	09/25/49	811,482
		Series - 2019 3 (Class B1)
2,566,597	g,i	JP Morgan Mortgage Trust	3.895	06/25/50	2,037,612
		Series - 2020 1 (Class B2)
890,239		JPMBB Commercial Mortgage Securities Trust	3.657	09/15/47	915,875
		Series - 2014 C23 (Class ASB)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.554	09/15/47	1,970,661
		Series - 2014 C22 (Class B)
5,000,000		JPMBB Commercial Mortgage Securities Trust	3.634	02/15/48	5,058,668
		Series - 2015 C27 (Class AS)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.307	02/15/48	856,214
		Series - 2015 C27 (Class C)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.620	08/15/48	991,616
		Series - 2015 C31 (Class B)
4,300,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	4,464,494
		Series - 2015 C28 (Class A4)
2,365,000		JPMCC Commercial Mortgage Securities Trust	3.723	03/15/50	2,549,883
		Series - 2017 JP5 (Class A5)
2,200,000	i	JPMDB Commercial Mortgage Securities Trust	3.638	12/15/49	2,023,833
		Series - 2016 C4 (Class B)
9,000,000	g,i	KKR Industrial Portfolio Trust	2.037	03/15/37	8,032,913
		Series - 2020 AIP (Class A)
2,370,000	g,i	KKR Industrial Portfolio Trust	2.633	03/15/37	1,988,750
		Series - 2020 AIP (Class C)
10,000,000	g	Liberty Street Trust	3.597	02/10/36	10,344,138
		Series - 2016 225L (Class A)
385,456		Master Alternative Loan Trust	7.000	01/25/34	403,529
		Series - 2004 1 (Class 3A1)
2,387,586	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.384	12/15/46	2,050,982
		Series - 2014 C19 (Class LNC2)
1,910,069	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.750	12/15/46	1,574,504
		Series - 2014 C19 (Class LNC3)
12,304,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	12,536,046
		Series - 2015 C20 (Class A4)
1,185,000		Morgan Stanley Bank of America Merrill Lynch Trust	4.160	02/15/48	1,157,937
		Series - 2015 C20 (Class B)
850,782		Morgan Stanley Bank of America Merrill Lynch Trust	3.338	03/15/48	870,506
		Series - 2015 C21 (Class A4)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	2,610,667
		Series - 2015 C22 (Class A4)
655,069	i	Morgan Stanley Capital I Trust	1.772	08/25/34	626,080
		Series - 2004 HE6 (Class M1)
263

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,496,483	i	Morgan Stanley Capital I Trust	1.652%	02/25/35	$2,332,754
		Series - 2005 WMC2 (Class M3)
2,000,000	i	Morgan Stanley Capital I Trust	3.779	05/15/48	2,089,397
		Series - 2015 MS1 (Class A4)
10,000,000		Morgan Stanley Capital I Trust	2.606	08/15/49	10,124,310
		Series - 2016 UB11 (Class ASB)
263,690	†,i	Morgan Stanley Capital I Trust	6.149	12/12/49	157,159
		Series - 2007 IQ16 (Class AJFX)
300,000		Morgan Stanley Capital I Trust	3.587	12/15/50	324,869
		Series - 2017 HR2 (Class A4)
1,000,000	g,i	Natixis Commercial Mortgage Securities Trust	3.790	11/15/32	972,237
		Series - 2018 285M (Class C)
2,000,000	g,i	Natixis Commercial Mortgage Securities Trust	1.488	07/15/33	1,910,214
		Series - 2018 850T (Class A)
10,000,000	g,i	Natixis Commercial Mortgage Securities Trust	2.205	07/15/36	9,358,292
		Series - 2019 MILE (Class A)
3,000,000	g,i	Natixis Commercial Mortgage Securities Trust	4.205	07/15/36	2,965,611
		Series - 2019 MILE (Class E)
5,280,000	g,i	Natixis Commercial Mortgage Securities Trust	4.955	07/15/36	4,357,851
		Series - 2019 MILE (Class F)
10,000,000	g	Natixis Commercial Mortgage Securities Trust	3.305	10/15/36	8,633,317
		Series - 2019 1776 (Class D)
3,000,000	g	Natixis Commercial Mortgage Securities Trust	3.902	10/15/36	2,486,862
		Series - 2019 1776 (Class E)
170,338	g,i	New Residential Mortgage Loan Trust	4.000	02/25/57	176,326
		Series - 2017 1A (Class A1)
1,054,323	g,i	New Residential Mortgage Loan Trust	4.000	08/27/57	1,091,152
		Series - 2017 6A (Class A1)
339,197	i	New York Mortgage Trust	1.427	02/25/36	308,282
		Series - 2005 3 (Class A1)
5,700,000	g	One Bryant Park Trust	2.516	09/15/54	5,678,019
		Series - 2019 OBP (Class A)
712,607	g,i	Sequoia Mortgage Trust	3.500	05/25/45	726,215
		Series - 2015 2 (Class A1)
933,637	g,i	Sequoia Mortgage Trust	3.500	06/25/46	945,302
		Series - 2016 1 (Class A19)
4,272,624	g,i	Sequoia Mortgage Trust	3.500	11/25/46	4,290,513
		Series - 2016 3 (Class A10)
3,331,293	g,i	Sequoia Mortgage Trust	3.500	02/25/47	3,350,468
		Series - 2017 1 (Class A4)
2,697,224	g,i	Sequoia Mortgage Trust	3.500	02/25/47	2,687,067
		Series - 2017 2 (Class A19)
2,676,866	g,i	Sequoia Mortgage Trust	3.500	04/25/47	2,707,708
		Series - 2017 3 (Class A19)
8,846,176	g,i	Sequoia Mortgage Trust	3.500	04/25/47	8,886,291
		Series - 2017 3 (Class A4)
1,293,784	g,i	Sequoia Mortgage Trust	3.754	09/25/47	1,215,601
		Series - 2017 6 (Class B1)
1,348,290	g,i	Sequoia Mortgage Trust	3.500	02/25/48	1,361,815
		Series - 2018 2 (Class A1)
4,383,786	g,i	Sequoia Mortgage Trust	3.500	02/25/48	4,409,328
		Series - 2018 2 (Class A19)
1,967,136	g,i	Sequoia Mortgage Trust	3.500	03/25/48	1,980,450
		Series - 2018 3 (Class A1)
264

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$987,158	g,i	Sequoia Mortgage Trust	3.500%	03/25/48	$982,654
		Series - 2018 3 (Class A4)
288,553	g,i	Sequoia Mortgage Trust	4.000	09/25/48	289,991
		Series - 2018 7 (Class A19)
1,482,514	g,i	Sequoia Mortgage Trust	4.000	09/25/48	1,477,451
		Series - 2018 7 (Class A4)
418,288	g,i	Sequoia Mortgage Trust	4.000	11/25/48	428,938
		Series - 2018 8 (Class A1)
164,034	g,i	Sequoia Mortgage Trust	4.000	11/25/48	167,527
		Series - 2018 8 (Class A19)
973,699	g,i	Sequoia Mortgage Trust	4.000	06/25/49	963,610
		Series - 2019 2 (Class A19)
3,390,420	g,i	Sequoia Mortgage Trust	4.000	06/25/49	3,371,145
		Series - 2019 2 (Class A1)
3,737,619	g,i	Sequoia Mortgage Trust	3.500	11/25/49	3,791,128
		Series - 2019 4 (Class A1)
5,750,834	g,i	Sequoia Mortgage Trust	3.500	12/25/49	5,853,831
		Series - 2019 5 (Class A1)
3,234,844	g,i	Sequoia Mortgage Trust	3.500	12/25/49	3,274,500
		Series - 2019 5 (Class A19)
5,250,000	g,i	Sequoia Mortgage Trust	3.000	04/25/50	5,289,845
		Series - 2020 3 (Class A19)
572,866	g,i	Shellpoint Co-Originator Trust	3.500	11/25/46	573,608
		Series - 2016 1 (Class 1A10)
2,948,229	g,i	Shellpoint Co-Originator Trust	3.500	04/25/47	2,953,007
		Series - 2017 1 (Class A4)
3,003,851	g,i	Shellpoint Co-Originator Trust	3.500	10/25/47	3,042,235
		Series - 2017 2 (Class A1)
1,338,827	g,i	Shellpoint Co-Originator Trust	3.500	10/25/47	1,339,049
		Series - 2017 2 (Class A4)
197,018	i	Structured Adjustable Rate Mortgage Loan Trust	1.287	08/25/35	194,376
		Series - 2005 16XS (Class A1)
2,785,555	i	Structured Agency Credit Risk Debt Note (STACR)	5.597	10/25/28	2,646,276
		Series - 2016 DNA2 (Class M3)
2,465,000	i	STACR	4.197	07/25/29	2,169,197
		Series - 2017 DNA1 (Class M2)
261,810	i	STACR	2.147	10/25/29	254,919
		Series - 2017 DNA2 (Class M1)
3,984,628	i	STACR	1.897	04/25/30	3,724,782
		Series - 2017 HQA3 (Class M2AS)
219,063	i	STACR	3.297	04/25/30	188,064
		Series - HQA3 (Class M2)
477,683	g,i	STACR	3.729	02/25/48	474,641
		Series - 2018 SPI1 (Class M1)
802,025	g,i	STACR	3.811	05/25/48	775,880
		Series - 2018 SPI2 (Class M1)
907,596	g,i	STACR	4.148	08/25/48	886,186
		Series - 2018 SPI3 (Class M1)
3,175,417	g,i	STACR	4.461	11/25/48	2,611,407
		Series - 2018 SPI4 (Class M2)
5,010,000	g,i	STACR	2.797	02/25/50	3,182,360
		Series - 2020 DNA2 (Class M2)
265

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,000,000	g,i	STACR	3.911%	03/25/50	$2,573,934
		Series - 2020 HQA2 (Class M2)
3,000,000		UBS-Barclays Commercial Mortgage Trust	2.850	12/10/45	2,989,997
		Series - 2012 C4 (Class A5)
755,000	g,i	UBSBB	4.104	03/10/46	683,109
		Series - 2013 C5 (Class C)
732,411	g,i	Verus Securitization Trust	4.108	10/25/58	718,149
		Series - 2018 3 (Class A1)
2,077,634	g	VSE VOI Mortgage LLC	4.020	02/20/36	2,043,746
		Series - 2018 A (Class C)
3,120,141	i	Wachovia Bank Commercial Mortgage Trust	5.748	04/15/47	3,053,745
		Series - 2007 C31 (Class F)
794,896	i	Wachovia Mortgage Loan Trust	4.254	10/20/35	711,001
		Series - 2005 B (Class 1A1)
16,472	i	Washington Mutual Mortgage Pass-Through Certificates Trust	6.123	08/25/38	16,318
		Series - 2004 RA3 (Class 2A)
3,675,000		Wells Fargo Commercial Mortgage Trust	3.540	05/15/48	3,797,430
		Series - 2015 C28 (Class A4)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	4.158	05/15/48	1,592,784
		Series - 2015 NXS1 (Class D)
2,650,000		Wells Fargo Commercial Mortgage Trust	3.637	06/15/48	2,751,553
		Series - 2015 C29 (Class A4)
4,950,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	5,171,218
		Series - 2015 NXS2 (Class A5)
1,806,953	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	1,820,447
		Series - 2019 2 (Class A17)
159,105	g	WFRBS Commercial Mortgage Trust	4.375	03/15/44	160,898
		Series - 2011 C3 (Class A4)
1,000,000	i	WFRBS Commercial Mortgage Trust	3.714	03/15/45	983,000
		Series - 2013 C11 (Class B)
9,027,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	9,405,863
		Series - 2014 C24 (Class A5)
2,000,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	2,031,977
		Series - 2013 C14 (Class A5)
		TOTAL OTHER MORTGAGE BACKED			598,410,388

		TOTAL STRUCTURED ASSETS			938,361,078
		(Cost $1,007,545,137)

		TOTAL BONDS			4,239,172,357
		(Cost $4,275,537,422)

SHARES		COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
38,800		Peabody Energy Corp			112,520
84,437	*	Tidewater, Inc			597,814
		TOTAL ENERGY			710,334

RETAILING - 0.0%
1,108	*,†,i	FullBeauty Brands Holdings Corp			1,108
		TOTAL RETAILING			1,108

		TOTAL COMMON STOCKS			711,442
		(Cost $2,238,829)
266

TIAA-CREF FUNDS - Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 5.3%

GOVERNMENT AGENCY DEBT - 5.3%
	$5,000,000		Federal Farm Credit Bank (FFCB)	0.120%	09/25/20	$4,996,804
	5,000,000		FFCB	0.100	11/20/20	4,995,470
	10,000,000		Federal Home Loan Bank (FHLB)	0.170	06/24/20	9,998,367
	118,000		FHLB	1.625	06/30/20	117,979
	10,000,000		FHLB	0.120	07/09/20	9,997,525
	28,850,000		FHLB	0.200	07/20/20	28,842,067
	25,000,000		FHLB	0.130	07/24/20	24,992,875
	41,345,000		FHLB	0.150	07/31/20	41,332,493
	20,000,000		FHLB	0.270	09/15/20	19,987,939
	55,000,000		FHLB	0.060	10/01/20	54,960,858
	10,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.050	10/19/20	9,992,183
	20,000,000		Federal National Mortgage Association (FNMA)	0.200	10/16/20	19,984,600
	10,000,000		FNMA	0.080	11/13/20	9,991,211
			TOTAL GOVERNMENT AGENCY DEBT			240,190,371

TREASURY DEBT - 0.0%
UAH	73,000,000	j	Ukraine Treasury Bill	0.000	04/01/20	2,642,773
			TOTAL TREASURY DEBT			2,642,773

			TOTAL SHORT-TERM INVESTMENTS			242,833,144
			(Cost $243,032,054)
			TOTAL INVESTMENTS - 100.6%			4,592,466,767
			(Cost $4,649,901,286)
			OTHER ASSETS & LIABILITIES, NET - (0.6)%			(25,884,379)
			NET ASSETS - 100.0%			$4,566,582,388

Abbreviation(s):
DOP	Dominican Republic Peso
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
PEN	Peruvian Sol
REIT	Real Estate Investment Trust
UAH	Ukrainian Hryvnia

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $1,095,992,203 or 24.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
267

TIAA-CREF FUNDS - Core Plus Bond Fund

Futures contracts outstanding as of March 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Ultra Bond (CBT)	72	06/19/20	$15,025,087	$15,975,000	$949,913
US 5 Year Note (CBT)	(280)	06/30/20	(34,605,547)	(35,100,625)	(495,078)
Total	(208)		$(19,580,460)	$(19,125,625)	$454,835

Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$4,268	EUR	3,825	Citibank, N.A.	04/27/20	$44
	$1,713,628	EUR	1,572,886	Citibank, N.A.	05/18/20	(24,415)
Total						$(24,371)
	$10,024,024	EUR	9,100,000	Morgan Stanley	06/15/20	$(41,524)
	$3,849,123	EUR	3,471,175	Toronto Dominion Bank	04/27/20	16,563
Total						$(49,332)

Abbreviation(s):
EUR	Euro
268

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

TIAA-CREF FUNDS

5-15 YEAR LADDERED TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 96.3%

ALABAMA - 2.2%
$500,000		City of Birmingham AL	5.000%	12/01/29	$629,240
500,000		City of Birmingham AL	5.000	12/01/30	626,410
630,000		County of Mobile AL	5.000	02/01/34	794,480
2,900,000		Lower Alabama Gas District	4.000	12/01/50	3,016,348
1,000,000		University of South Alabama	5.000	11/01/31	1,196,010
		TOTAL ALABAMA			6,262,488

ALASKA - 1.3%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	586,045
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	3,031,032
		TOTAL ALASKA			3,617,077

ARIZONA - 1.0%
2,000,000		Chandler Industrial Development Authority	5.000	06/01/49	2,216,000
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	233,012
190,000		Pinal County Electric District No 3	5.000	07/01/33	226,102
		TOTAL ARIZONA			2,675,114

ARKANSAS - 0.8%
1,000,000	g	Arkansas Development Finance Authority	4.500	09/01/49	893,560
1,000,000		City of Fort Smith AR Water & Sewer Revenue	5.000	10/01/32	1,245,730
		TOTAL ARKANSAS			2,139,290

CALIFORNIA - 4.4%
1,350,000		Abag Finance Authority for Nonprofit Corps	4.850	08/01/35	1,350,000
365,000		California Educational Facilities Authority	5.000	12/01/29	417,669
1,510,000		California Health Facilities Financing Authority	5.000	09/01/33	1,836,583
185,000		California Municipal Finance Authority	4.000	07/15/29	185,418
715,000	g	California School Finance Authority	5.000	08/01/25	770,992
225,000	g	California Statewide Communities Development Authority	5.000	12/01/28	259,351
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,340,820
1,715,000		Elk Grove Finance Authority	5.000	09/01/30	1,930,610
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	537,183
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	498,743
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	900,060
500,000		Santee CDC Successor Agency	5.000	08/01/27	610,840
		TOTAL CALIFORNIA			11,638,269

COLORADO - 1.4%
1,500,000		City & County of Denver CO Airport System Revenue	5.000	11/15/30	1,773,315
250,000		Colorado Health Facilities Authority	5.000	12/01/41	290,662
310,000		Denver Health & Hospital Authority	5.000	12/01/28	383,997
1,000,000		Interlocken Metropolitan District	5.000	12/01/27	1,235,000
		TOTAL COLORADO			3,682,974
269

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
CONNECTICUT - 2.7%
$1,180,000		Capital Region Development Authority	5.000%	06/15/29	$1,433,570
765,000		Capital Region Development Authority	5.000	06/15/33	917,648
495,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/27	591,045
630,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/29	701,354
330,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/30	365,587
350,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/32	407,606
350,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/33	405,489
2,000,000		University of Connecticut	5.000	03/15/28	2,374,320
		TOTAL CONNECTICUT			7,196,619

DISTRICT OF COLUMBIA - 0.4%
955,000		District of Columbia	5.000	04/01/27	1,135,008
		TOTAL DISTRICT OF COLUMBIA			1,135,008

FLORIDA - 6.7%
1,000,000		Alachua County Health Facilities Authority	5.000	12/01/31	1,229,560
1,000,000	g	Capital Trust Agency, Inc	7.250	06/01/33	1,093,610
250,000		County of Broward FL Airport System Revenue	5.000	10/01/27	294,012
250,000		County of Broward FL Airport System Revenue	5.000	10/01/28	292,687
3,000,000		Escambia County Health Facilities Authority	5.000	08/15/32	3,555,330
1,100,000		Greater Orlando Aviation Authority	5.000	10/01/26	1,285,372
175,000		Hillsborough County Aviation Authority	5.000	10/01/31	205,135
185,000		Hillsborough County Aviation Authority	5.000	10/01/32	216,195
190,000		Hillsborough County Aviation Authority	5.000	10/01/33	221,625
400,000		Hillsborough County Port District	5.000	06/01/29	495,440
1,000,000		Hillsborough County Port District	5.000	06/01/33	1,225,500
2,000,000		JEA Electric System Revenue	4.110	10/01/34	2,000,000
210,000		Miami-Dade County Educational Facilities Authority	5.000	04/01/28	249,073
1,375,000		Miami-Dade County Expressway Authority	5.000	07/01/31	1,624,659
2,180,000		Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,589,949
500,000		School District of Broward County	5.000	07/01/31	593,705
75,000		Volusia County Educational Facility Authority	5.000	10/15/25	86,999
540,000		Volusia County Educational Facility Authority	5.000	10/15/32	631,741
		TOTAL FLORIDA			17,890,592

GEORGIA - 3.4%
1,250,000		Brookhaven Development Authority	5.000	07/01/27	1,559,137
1,110,000		Burke County Development Authority	2.250	10/01/32	1,091,940
1,000,000		Dahlonega Downtown Development Authority	4.000	07/01/37	1,107,740
1,250,000		Dahlonega Downtown Development Authority	4.000	07/01/38	1,380,387
1,000,000		Dahlonega Downtown Development Authority	5.000	07/01/39	1,183,000
250,000		Georgia Municipal Association, Inc	5.000	12/01/30	311,205
1,000,000		Glynn-Brunswick Memorial Hospital Authority	5.000	08/01/47	1,164,700
1,020,000		Main Street Natural Gas, Inc	4.000	08/01/49	1,088,360
500,000		Municipal Electric Authority of Georgia	5.000	01/01/25	551,985
		TOTAL GEORGIA			9,438,454

GUAM - 0.2%
200,000		Port Authority of Guam	5.000	07/01/29	203,200
200,000		Port Authority of Guam	5.000	07/01/30	202,228
		TOTAL GUAM			405,428
270

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
HAWAII - 1.4%
$1,275,000	City & County of Honolulu HI	5.000%	09/01/27	$1,606,831
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/29	1,153,640
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/41	1,106,710
	TOTAL HAWAII			3,867,181

ILLINOIS - 12.5%
1,500,000	Chicago Board of Education	5.000	12/01/26	1,539,345
1,335,000	Chicago Board of Education	4.000	12/01/27	1,286,219
500,000	Chicago Housing Authority	5.000	01/01/33	603,235
2,000,000	Chicago Midway International Airport	5.000	01/01/26	2,296,600
400,000	Chicago O'Hare International Airport	5.000	01/01/22	422,620
750,000	Chicago O'Hare International Airport	5.000	01/01/25	837,195
300,000	Chicago O'Hare International Airport	5.000	01/01/28	343,737
1,000,000	Chicago O'Hare International Airport	5.000	01/01/32	1,102,090
1,000,000	Chicago Transit Authority	5.000	06/01/25	1,157,340
3,250,000	City of Chicago IL	5.000	01/01/28	3,365,147
500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	529,255
1,500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,587,765
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/25	1,127,280
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/26	1,150,620
1,250,000	City of Chicago IL, GO	5.000	01/01/29	1,294,125
1,500,000	City of Chicago IL, GO	5.500	01/01/35	1,556,220
650,000	City of Chicago IL, GO	5.500	01/01/37	672,204
500,000	City of Chicago IL, GO	5.500	01/01/42	513,815
1,750,000	County of Cook IL	5.000	11/15/31	1,788,640
400,000	Illinois Finance Authority	5.000	05/01/21	412,704
500,000	Illinois Finance Authority	5.000	11/01/21	522,835
1,000,000	Illinois State Toll Highway Authority	5.000	01/01/25	1,147,720
2,000,000	Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,333,400
1,500,000	Sales Tax Securitization Corp	5.000	01/01/30	1,720,620
2,000,000	State of Illinois	5.000	06/01/28	2,072,360
145,000	State of Illinois, GO	6.250	12/15/20	148,132
250,000	Village of Broadview IL	5.000	12/01/28	309,915
200,000	Village of Broadview IL	5.000	12/01/29	247,420
545,000	Village of Broadview IL	5.000	12/01/30	672,230
745,000	Village of Broadview IL	5.000	12/01/33	908,177
	TOTAL ILLINOIS			33,668,965

INDIANA - 0.6%
1,365,000	City of Whiting IN	5.000	12/01/44	1,488,833
	TOTAL INDIANA			1,488,833

IOWA - 0.2%
475,000	Iowa Higher Education Loan Authority	5.000	10/01/27	579,728
	TOTAL IOWA			579,728

KENTUCKY - 2.0%
2,000,000	Kentucky Turnpike Authority	5.000	07/01/26	2,414,180
1,250,000	Paducah Electric Plant Board	5.000	10/01/34	1,490,725
1,250,000	Paducah Electric Plant Board	5.000	10/01/35	1,484,988
	TOTAL KENTUCKY			5,389,893
271

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LOUISIANA - 1.6%
$750,000		Louisiana Local Government Environmental Facilities & Community Development Auth	5.000%	10/01/27	$927,788
500,000		New Orleans Aviation Board	5.000	10/01/33	622,580
1,250,000		St. Tammany Parish Hospital Service District No	5.000	07/01/33	1,526,713
1,000,000		State of Louisiana	5.000	08/01/26	1,217,610
		TOTAL LOUISIANA			4,294,691

MAINE - 0.2%
750,000	g	Finance Authority of Maine	5.375	12/15/33	635,663
		TOTAL MAINE			635,663

MARYLAND - 0.8%
2,000,000		County of Baltimore MD	4.000	01/01/29	2,268,040
		TOTAL MARYLAND			2,268,040

MASSACHUSETTS - 0.2%
500,000		Massachusetts Development Finance Agency	5.000	12/01/29	596,975
		TOTAL MASSACHUSETTS			596,975

MICHIGAN - 4.8%
915,000		Lansing Community College	5.000	05/01/32	988,191
275,000		Lansing Community College	5.000	05/01/32	295,323
2,000,000		Michigan Finance Authority	5.000	04/01/25	2,312,860
2,000,000		Michigan Finance Authority	5.000	11/15/28	2,390,080
1,650,000		Michigan Finance Authority	5.000	07/01/44	1,749,924
3,000,000		Michigan State Housing Development Authority	5.250	06/01/38	3,000,000
1,250,000		Wayne County Airport Authority	5.000	12/01/29	1,494,350
385,000		Wayne County Airport Authority	5.000	12/01/29	472,037
		TOTAL MICHIGAN			12,702,765

MINNESOTA - 0.9%
1,055,000		City of Minneapolis MN	5.000	11/15/33	1,313,718
70,000		Duluth Economic Development Authority	5.000	02/15/33	82,801
500,000		Northern Municipal Power Agency	5.000	01/01/26	597,060
500,000		Northern Municipal Power Agency	5.000	01/01/28	588,010
		TOTAL MINNESOTA			2,581,589

MISSISSIPPI - 3.4%
4,000,000		Mississippi Business Finance Corp	3.790	12/01/30	4,000,000
1,250,000		Mississippi Development Bank	5.000	03/01/25	1,429,838
1,045,000		Mississippi Development Bank	5.000	03/01/26	1,218,951
1,000,000		Mississippi Development Bank	5.000	06/01/27	1,237,150
1,000,000		Mississippi Development Bank	5.000	03/01/35	1,130,060
		TOTAL MISSISSIPPI			9,015,999

MISSOURI - 2.7%
1,225,000		City of Kansas City MO	5.000	10/01/26	1,438,958
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/25	1,178,970
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/26	1,187,000
900,000		Health & Educational Facilities Authority of the State of Missouri	5.000	02/15/28	1,124,496
450,000		St. Louis Land Clearance for Redevelopment Authority	4.000	06/01/20	451,661
1,745,000		St. Louis Municipal Finance Corp	5.000	02/15/26	2,081,506
		TOTAL MISSOURI			7,462,591
272

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
NEBRASKA - 0.1%
$250,000		Omaha Airport Authority	5.000%	12/15/22	$270,323
		TOTAL NEBRASKA			270,323

NEVADA - 0.6%
1,000,000		Las Vegas Redevelopment Agency	5.000	06/15/26	1,166,440
625,000	g	State of Nevada Department of Business & Industry	6.950	02/15/38	642,462
		TOTAL NEVADA			1,808,902

NEW JERSEY - 5.5%
1,000,000		New Jersey Economic Development Authority	5.000	06/15/27	1,098,200
3,500,000		New Jersey Economic Development Authority	5.000	11/01/35	3,749,200
1,000,000		New Jersey Educational Facilities Authority	5.000	07/01/27	1,168,970
1,000,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/29	1,106,990
765,000		New Jersey Transportation Trust Fund Authority	5.000	12/15/33	820,424
6,000,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/34	6,424,620
500,000		South Jersey Port Corp	5.000	01/01/48	517,185
		TOTAL NEW JERSEY			14,885,589

NEW YORK - 4.0%
1,000,000		Brooklyn Arena Local Development Corp	5.000	07/15/25	1,034,150
1,000,000		Brooklyn Arena Local Development Corp	5.000	07/15/26	1,034,790
1,000,000		Metropolitan Transportation Authority	5.000	11/15/25	1,084,320
1,750,000		New York State Dormitory Authority	5.000	07/01/33	2,002,403
375,000		New York Transportation Development Corp	5.000	07/01/30	390,630
1,000,000		New York Transportation Development Corp	5.000	08/01/31	993,100
715,000		New York Transportation Development Corp	5.000	01/01/36	695,952
1,000,000		Port Authority of New York & New Jersey	4.000	11/01/34	1,109,480
1,000,000		Port Authority of New York & New Jersey	5.000	11/01/35	1,244,220
1,000,000		Westchester County Local Development Corp	5.000	11/01/25	1,182,590
		TOTAL NEW YORK			10,771,635

NORTH CAROLINA - 2.4%
100,000		City of Charlotte NC Airport Revenue	5.000	07/01/25	114,987
1,355,000		County of Duplin NC	5.000	04/01/27	1,609,754
1,000,000		North Carolina Medical Care Commission	5.000	12/01/26	1,214,910
2,000,000		North Carolina Medical Care Commission	5.000	06/01/34	2,011,520
255,000		North Carolina Medical Care Commission	3.000	07/01/36	267,717
200,000		North Carolina Turnpike Authority	5.000	01/01/22	212,238
1,000,000		The Charlotte-Mecklenburg Hospital Authority	5.000	01/15/26	1,200,830
		TOTAL NORTH CAROLINA			6,631,956

NORTH DAKOTA - 0.4%
1,000,000		North Dakota Housing Finance Agency	2.400	01/01/26	1,020,050
		TOTAL NORTH DAKOTA			1,020,050

OHIO - 2.2%
1,000,000		American Municipal Power, Inc	5.000	02/15/34	1,241,590
1,000,000		City of Cleveland OH Airport System Revenue	5.000	01/01/27	1,177,990
200,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/27	248,848
250,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/28	313,582
240,000		City of Toledo OH	4.000	12/01/29	279,072
250,000		City of Toledo OH	4.000	12/01/30	289,728
273

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		City of Toledo OH	4.000%	12/01/31	$230,252
1,500,000		County of Miami OH	5.000	08/01/32	1,830,210
175,000		State of Ohio	5.000	01/15/35	211,822
		TOTAL OHIO			5,823,094

OKLAHOMA - 0.9%
750,000		Oklahoma Development Finance Authority	5.000	08/15/28	921,060
1,500,000		Oklahoma Development Finance Authority	5.250	08/15/48	1,675,140
		TOTAL OKLAHOMA			2,596,200

OREGON - 1.6%
3,000,000	g	Oregon State Business Development Commission	6.500	04/01/31	2,081,340
1,000,000		Oregon State Business Development Commission	11.500	04/01/31	848,510
1,000,000		Tri-County Metropolitan Transportation District of Oregon	5.000	10/01/28	1,254,330
		TOTAL OREGON			4,184,180

PENNSYLVANIA - 4.4%
1,100,000		Allegheny County Higher Education Building Authority	5.000	03/01/29	1,265,396
480,000		Borough of Columbia PA	4.000	06/15/38	498,360
1,200,000	g	City of Chester PA	4.125	11/30/20	1,173,204
1,000,000		City of Philadelphia PA	5.000	08/01/26	1,196,180
740,000		Coatesville School District	5.000	08/01/25	863,469
2,000,000		Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,205,200
415,000		Pittsburgh Water & Sewer Authority	5.000	09/01/27	518,024
1,500,000		School District of the City of Erie	5.000	04/01/28	1,856,475
1,155,000		State Public School Building Authority	5.000	05/01/25	1,353,106
915,000		Township of Northampton PA	4.000	05/15/33	997,487
		TOTAL PENNSYLVANIA			11,926,901

RHODE ISLAND - 0.7%
825,000		Rhode Island Commerce Corp	5.000	06/15/27	1,009,577
810,000		Rhode Island Health & Educational Building Corp	4.000	05/15/20	812,616
		TOTAL RHODE ISLAND			1,822,193

SOUTH CAROLINA - 0.3%
265,000		City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/27	324,278
170,000		City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/28	212,692
265,000		City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/29	338,495
		TOTAL SOUTH CAROLINA			875,465

SOUTH DAKOTA - 0.2%
465,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/25	553,187
		TOTAL SOUTH DAKOTA			553,187

TENNESSEE - 1.4%
350,000		Knox County Health Educational & Housing Facility Board	5.000	04/01/20	350,000
2,305,000		Metropolitan Nashville Airport Authority	5.000	07/01/35	2,793,314
755,000		Tennessee Energy Acquisition Corp	4.000	11/01/49	784,687
		TOTAL TENNESSEE			3,928,001
274

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TEXAS - 10.2%
$800,000		Austin Convention Enterprises, Inc	5.000%	01/01/22	$806,424
1,100,000		Central Texas Regional Mobility Authority	5.000	01/01/27	1,230,482
1,210,000		Central Texas Regional Mobility Authority	5.000	01/01/29	1,366,102
400,000		City of Austin TX Airport System Revenue	5.000	11/15/27	473,152
900,000		City of Austin TX Airport System Revenue	5.000	11/15/39	989,694
1,000,000		City of El Paso TX	4.000	08/15/35	1,170,680
2,000,000		City of El Paso TX Airport Revenue	5.000	08/15/28	2,381,500
1,970,000		City of Houston TX	5.000	03/01/32	2,385,020
1,500,000		City of Lubbock TX	5.000	02/15/25	1,753,560
500,000		County of Galveston TX	4.000	02/01/38	560,335
550,000		Dallas County Utility & Reclamation District	5.000	02/15/26	659,136
1,105,000		Love Field Airport Modernization Corp	5.250	11/01/40	1,084,502
1,000,000		Lower Colorado River Authority	5.000	05/15/25	1,177,020
600,000		North Texas Tollway Authority	5.000	01/01/25	698,148
1,000,000		North Texas Tollway Authority	5.000	01/01/30	1,236,790
420,000		Port Freeport TX	5.000	06/01/28	530,557
825,000		Port Freeport TX	5.000	06/01/29	1,031,778
865,000		Port Freeport TX	5.000	06/01/30	1,078,759
935,000		Port Freeport TX	5.000	06/01/32	1,159,643
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,595,444
2,500,000		Texas Private Activity Bond Surface Transportation Corp	5.000	12/31/35	2,815,225
1,000,000		University of North Texas	5.000	04/15/27	1,243,310
		TOTAL TEXAS			27,427,261

UTAH - 1.0%
475,000		Salt Lake City Corp Airport Revenue	5.000	07/01/31	556,106
1,000,000		Salt Lake City Corp Airport Revenue	5.000	07/01/32	1,166,410
1,000,000		Salt Lake City Corp Airport Revenue	5.000	07/01/33	1,162,860
		TOTAL UTAH			2,885,376

VIRGIN ISLANDS - 1.8%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,265,300
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,782,000
		TOTAL VIRGIN ISLANDS			5,047,300

WASHINGTON - 1.4%
1,855,000	g	City of Bellingham WA Water & Sewer Revenue	5.500	02/01/21	1,855,000
500,000		Klickitat County Public Utility District No	5.000	12/01/27	617,500
1,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/29	1,195,990
		TOTAL WASHINGTON			3,668,490

WEST VIRGINIA - 1.4%
1,000,000		West Virginia Higher Education Policy Commission	5.000	07/01/27	1,237,980
750,000		West Virginia Hospital Finance Authority	5.000	01/01/29	924,248
1,215,000		West Virginia Hospital Finance Authority	5.000	01/01/30	1,493,903
		TOTAL WEST VIRGINIA			3,656,131

		TOTAL LONG-TERM MUNICIPAL BONDS			260,416,460
		(Cost $257,154,163)
275

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM MUNICIPAL BONDS - 1.1%

NATIONAL - 1.1%
$3,000,000	g	JPMorgan Chase Putters	4.125%	06/01/21	$3,000,000
		TOTAL NATIONAL			3,000,000

		TOTAL SHORT-TERM MUNICIPAL BONDS			3,000,000
		(Cost $3,000,000)

		TOTAL INVESTMENTS - 97.4%			263,416,460
		(Cost $260,154,163)
		OTHER ASSETS & LIABILITIES, NET - 2.6%			6,973,364
		NET ASSETS - 100.0%			$270,389,824

Abbreviation(s):
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $17,452,482 or 6.5% of net assets.
276

TIAA-CREF FUNDS – Green Bond Fund

TIAA-CREF FUNDS

GREEN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.3%

UTILITIES - 1.3%
$477,543	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.620%	11/28/24	$427,401
		TOTAL UTILITIES				427,401

		TOTAL BANK LOAN OBLIGATIONS				427,401
		(Cost $473,689)

BONDS - 93.5%

CORPORATE BONDS - 42.6%

BANKS - 6.7%
725,000		Bank of America Corp		2.456	10/22/25	731,134
250,000		First Abu Dhabi Bank PJSC		3.000	03/30/22	247,250
500,000		HSBC Holdings plc		3.033	11/22/23	496,312
500,000	g	ING Groep NV		4.625	01/06/26	526,980
200,000	g	Shinhan Financial Group Co Ltd		3.340	02/05/30	206,739
		TOTAL BANKS				2,208,415

CAPITAL GOODS - 0.7%
250,000	g	NBM US Holdings, Inc		6.625	08/06/29	225,000
		TOTAL CAPITAL GOODS				225,000

CONSUMER SERVICES - 1.6%
250,000		Conservation Fund		3.474	12/15/29	279,503
260,000		Nature Conservancy		2.843	02/01/24	260,278
		TOTAL CONSUMER SERVICES				539,781

MATERIALS - 3.6%
250,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	196,750
525,000	g	Inversiones CMPC S.A.		4.375	04/04/27	489,568
500,000	g	LG Chem Ltd		3.625	04/15/29	493,118
		TOTAL MATERIALS				1,179,436

REAL ESTATE - 2.3%
500,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	510,833
275,000	g	HAT Holdings I LLC		5.250	07/15/24	264,000
		TOTAL REAL ESTATE				774,833

TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
500,000		Apple, Inc		2.850	02/23/23	521,638
500,000		Apple, Inc		3.000	06/20/27	540,980
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,062,618
277

TIAA-CREF FUNDS – Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
UTILITIES - 24.5%
$250,000	g	AES Gener S.A.	6.350%	10/07/79	$190,000
500,000		Avangrid, Inc	3.150	12/01/24	497,366
500,000	g	Azure Power Energy Ltd	5.500	11/03/22	456,447
215,000	g	Consorcio Transmantaro SA	4.700	04/16/34	201,296
250,000		DTE Electric Co	4.050	05/15/48	283,804
250,000		Duke Energy Florida LLC	2.500	12/01/29	245,697
250,000	g	Electricite de France S.A.	3.625	10/13/25	257,324
500,000		Georgia Power Co	3.250	04/01/26	519,090
250,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	248,658
500,000		Interstate Power & Light Co	4.100	09/26/28	560,077
500,000		MidAmerican Energy Co	3.950	08/01/47	538,602
600,000		MidAmerican Energy Co	3.650	08/01/48	644,004
250,000		MidAmerican Energy Co	3.150	04/15/50	253,477
250,000		NorthWestern Corp	4.176	11/15/44	274,756
529,000		Public Service Co of Colorado	3.700	06/15/28	560,389
200,000		Public Service Co of Colorado	4.100	06/15/48	217,779
550,000		Public Service Co of Colorado	3.200	03/01/50	556,546
250,000		Southern Power Co	2.500	12/15/21	246,246
230,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	207,152
381,372	g	Topaz Solar Farms LLC	4.875	09/30/39	392,789
750,000		Westar Energy, Inc	2.550	07/01/26	778,273
		TOTAL UTILITIES			8,129,772

		TOTAL CORPORATE BONDS			14,119,855
		(Cost $13,671,870)

GOVERNMENT BONDS - 30.0%

AGENCY SECURITIES - 4.1%
250,000		Overseas Private Investment Corp (OPIC)	1.790	10/15/29	261,075
250,000		OPIC	2.360	10/15/29	265,927
243,400		OPIC	3.050	06/15/35	274,115
243,400		OPIC	3.590	06/15/35	284,009
250,000		OPIC	2.580	07/15/38	276,439
		TOTAL AGENCY SECURITIES			1,361,565

FOREIGN GOVERNMENT BONDS - 12.5%
579,000		Asian Development Bank	1.750	08/14/26	611,211
250,000		Asian Development Bank	3.125	09/26/28	292,832
250,000		Chile Government International Bond	3.500	01/25/50	258,750
250,000		European Bank for Reconstruction & Development	1.625	09/27/24	261,101
275,000		European Investment Bank	1.625	10/09/29	287,086
500,000		International Bank for Reconstruction & Development	2.125	03/03/25	534,709
500,000		International Bank for Reconstruction & Development	3.125	11/20/25	564,634
250,000	g	International Development Association	2.750	04/24/23	267,404
500,000		Kreditanstalt fuer Wiederaufbau	1.750	09/14/29	532,238
300,000	g	Perusahaan Penerbit SBSN Indonesia III	3.750	03/01/23	298,788
250,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	251,823
		TOTAL FOREIGN GOVERNMENT BONDS			4,160,576

MUNICIPAL BONDS - 13.4%
360,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	373,212
300,000		City of Cleveland OH Income Tax Revenue	3.072	10/01/41	287,049
278

TIAA-CREF FUNDS – Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$600,000		Grant County Public Utility District No 2		1.544%	01/01/23	$604,266
250,000		Grant County Public Utility District No 2		3.210	01/01/40	253,350
100,000		Klickitat County Public Utilities		3.688	12/01/38	103,583
210,000		Mount Shasta Public Financing Authority		3.000	08/01/35	223,518
220,000		Mount Shasta Public Financing Authority		2.625	08/01/36	225,498
120,000		Mount Shasta Public Financing Authority		2.625	08/01/37	122,574
160,000		Mount Shasta Public Financing Authority		2.750	08/01/38	163,787
165,000		Mount Shasta Public Financing Authority		2.750	08/01/39	168,552
125,000		New York State Energy Research & Development Authority		4.577	04/01/35	125,796
105,000		New York State Environmental Facilities Corp		2.506	11/15/22	108,065
500,000	g	Ohio Air Quality Development Authority		4.500	01/15/48	454,280
240,000		Semitropic Improvement District		2.164	12/01/22	238,078
500,000	i	State of California	LIBOR 1 M + 0.780%	2.295	04/01/47	503,840
500,000	g	Warm Springs Reservation Confederated Tribe		2.800	11/01/22	507,325
		TOTAL MUNICIPAL BONDS				4,462,773

		TOTAL GOVERNMENT BONDS				9,984,914
		(Cost $9,654,647)

STRUCTURED ASSETS - 20.9%

ASSET BACKED - 12.6%
276,631	g	HERO Funding Trust		4.050	09/20/41	287,076
		Series - 2016 1A (Class A)
430,225	g	HERO Funding Trust		3.910	09/20/42	447,110
		Series - 2016 3A (Class A2)
242,542	g	HERO Funding Trust		4.290	09/20/47	255,611
		Series - 2016 4A (Class A2)
106,849	g	HERO Funding Trust		4.460	09/20/47	113,861
		Series - 2017 1A (Class A2)
258,325	g	HERO Funding Trust		3.190	09/20/48	253,814
		Series - 2017 3A (Class A1)
520,524	g	HERO Funding Trust		3.950	09/20/48	524,334
		Series - 2017 3A (Class A2)
250,000	g	HERO Funding Trust		2.720	09/20/57	230,695
		Series - 2020 1A (Class A)
240,999	g	Sunrun Athena Issuer LLC		5.310	04/30/49	212,267
		Series - 2018 1 (Class A)
496,891	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	376,079
		Series - 2019 2 (Class A)
463,693	g	Sunrun Callisto Issuer LLC		3.980	06/30/54	352,043
		Series - 2019 1A (Class A)
637,672	g	Tesla Auto Lease Trust		3.710	08/20/21	640,548
		Series - 2018 B (Class A)
250,000	g	Tesla Auto Lease Trust		2.160	10/20/22	250,663
		Series - 2019 A (Class A3)
250,000	g	Tesla Auto Lease Trust		2.200	11/21/22	244,566
		Series - 2019 A (Class A4)
		TOTAL ASSET BACKED				4,188,667

OTHER MORTGAGE BACKED - 8.3%
100,000	g	BBCMS Trust		4.498	08/10/35	94,335
279

TIAA-CREF FUNDS – Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
		Series - 2015 SRCH (Class B)
$600,000	g,i	BBCMS Trust	4.957%	08/10/35	$518,713
		Series - 2015 SRCH (Class D)
500,000	g	COMM Mortgage Trust	3.178	02/10/35	511,933
		Series - 2015 3BP (Class A)
500,000	g	CPT Mortgage Trust	2.865	11/13/39	489,783
		Series - 2019 CPT (Class A)
275,000	g	GRACE Mortgage Trust	3.369	06/10/28	276,396
		Series - 2014 GRCE (Class A)
177,907	g	JP Morgan Chase Commercial Mortgage Securities Trust	3.093	07/05/32	177,013
		Series - 2012 HSBC (Class A)
250,000	g,i	Natixis Commercial Mortgage Securities Trust	4.955	07/15/36	206,337
		Series - 2019 MILE (Class F)
500,000	g	One Bryant Park Trust	2.516	09/15/54	498,072
		Series - 2019 OBP (Class A)
		TOTAL OTHER MORTGAGE BACKED			2,772,582

		TOTAL STRUCTURED ASSETS			6,961,249
		(Cost $7,333,996)

		TOTAL BONDS			31,066,018
		(Cost $30,660,513)

SHARES		COMPANY
PREFERRED STOCKS - 1.9%

REAL ESTATE - 0.9%
10,000		Brookfield Property Partners LP			159,400
10,000	*	Brookfield Property Partners LP			140,000
		TOTAL REAL ESTATE			299,400

UTILITIES - 1.0%
16,000	*	Brookfield Renewable Partners LP			311,680
		TOTAL UTILITIES			311,680

		TOTAL PREFERRED STOCKS			611,080
		(Cost $900,000)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 1.3%
$437,000		Federal Home Loan Bank (FHLB)	0.530	06/12/20	436,965
		TOTAL GOVERNMENT AGENCY DEBT			436,965

		TOTAL SHORT-TERM INVESTMENTS			436,965
		(Cost $436,965)
		TOTAL INVESTMENTS - 98.0%			32,541,464
		(Cost $32,471,167)
		OTHER ASSETS & LIABILITIES, NET - 2.0%			680,378
		NET ASSETS - 100.0%			$33,221,842
280

TIAA-CREF FUNDS – Green Bond Fund

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $13,096,690 or 39.4% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
281

TIAA-CREF FUNDS – High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS

March 31, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 7.1%

AUTOMOBILES & COMPONENTS - 0.3%
$11,423,284	i	Gates Global LLC	LIBOR 1 M + 2.750%	3.750%	04/01/24	$9,846,870
		TOTAL AUTOMOBILES & COMPONENTS				9,846,870

CAPITAL GOODS - 0.9%
1,620,563	i	Proampac PG Borrower LLC	LIBOR 1 M and 3 M + 3.500%	5.263	11/20/23	1,343,041
4,398,947	i	Titan Acquisition Ltd	LIBOR 3 M + 3.000%	4.450	03/28/25	3,585,142
9,529,571	i	TransDigm, Inc	LIBOR 1 M + 2.250%	3.239	12/09/25	8,648,086
17,175,000	i	Vertiv Group Corp	LIBOR 1 M + 3.000%	4.581	03/02/27	14,770,500
		TOTAL CAPITAL GOODS				28,346,769

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,500,000	i	Amentum Government Services Holdings LLC	LIBOR 1 M + 4.000%	4.989	01/29/27	1,380,000
14,540,583	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.093	11/14/22	12,904,768
4,254,792	†,i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	8.000	05/15/23	3,276,190
745,208	†,i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	8.603	05/15/23	573,810
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				18,134,768

CONSUMER DURABLES & APPAREL - 0.1%
5,757,455	i	Academy Ltd	LIBOR 1 M + 4.000%	5.581	07/01/22	3,073,848
		TOTAL CONSUMER DURABLES & APPAREL				3,073,848

CONSUMER SERVICES - 0.7%
13,275,000	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 8.250%	9.700	07/10/23	5,088,706
9,653,063	i	KUEHG Corp	LIBOR 3 M + 3.750%	5.200	02/21/25	7,152,919
8,800,000	i	KUEHG Corp	LIBOR 3 M + 8.250%	9.700	08/22/25	8,008,000
3,641,374	i	Scientific Games International, Inc	LIBOR 1 M and 2 M + 2.750%	4.369	08/14/24	2,925,225
		TOTAL CONSUMER SERVICES				23,174,850

ENERGY - 0.4%
8,750,000	i	Buckeye Partners LP	LIBOR 1 M + 2.750%	4.265	11/02/26	7,980,000
10,845,000	i	California Resources Corp	LIBOR 3 M + 10.375%	11.988	12/31/21	511,233
4,775,461	i	Petrochoice Holdings, Inc	LIBOR 3 M + 5.000%	6.777	08/21/22	3,915,878
		TOTAL ENERGY				12,407,111

FOOD, BEVERAGE & TOBACCO - 0.1%
4,400,000	i	Froneri US, Inc	LIBOR 1 M + 2.250%	3.239	01/29/27	4,169,000
		TOTAL FOOD, BEVERAGE & TOBACCO				4,169,000

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
3,950,000	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.872	01/08/27	3,713,000
9,875,000	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	4.739	10/10/25	4,986,875
18,648,659	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	4.739	11/16/25	17,215,136
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				25,915,011
282

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
INSURANCE - 0.7%
$12,262,725	i	Acrisure LLC	LIBOR 3 M + 3.500%	5.207%	02/15/27	$10,791,198
5,475,000	i	Asurion LLC	LIBOR 1 M + 6.500%	7.489	08/04/25	4,989,094
3,366,563	i	HUB International Ltd	LIBOR 3 M + 4.000%	5.692	04/25/25	3,156,152
4,738,125	i	USI, Inc	LIBOR 1 M + 4.000%	4.989	12/02/26	4,232,709
		TOTAL INSURANCE				23,169,153

MATERIALS - 0.5%
3,731,902	i	Berlin Packaging LLC	LIBOR 1 M and 3 M + 3.000%	4.590	11/07/25	3,281,427
4,750,000	i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.863	10/01/22	4,522,380
4,300,000	i	Ingersoll-Rand Services Co	LIBOR 1 M + 1.750%	2.739	03/01/27	4,020,500
4,342,562	i	Tronox Finance LLC	LIBOR 1 M and 3 M + 2.750%	3.739	09/23/24	3,781,112
		TOTAL MATERIALS				15,605,419

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
9,067,500	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	4.489	09/26/24	7,168,403
1,078,793	i	PAREXEL International Corp	LIBOR 1 M + 2.750%	3.739	09/27/24	915,626
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				8,084,029

REAL ESTATE - 0.4%
14,442,188	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	3.739	08/21/25	12,600,809
		TOTAL REAL ESTATE				12,600,809

RETAILING - 0.4%
6,650,000		Sally Holdings LLC		4.500	07/05/24	5,685,750
9,800,938	i	Staples, Inc	LIBOR 1 M + 5.000%	6.515	04/16/26	7,693,736
		TOTAL RETAILING				13,379,486

SOFTWARE & SERVICES - 0.6%
23,000,000	i	Dun & Bradstreet Corp	LIBOR 1 M + 4.000%	4.959	02/06/26	20,613,750
		TOTAL SOFTWARE & SERVICES				20,613,750

TRANSPORTATION - 0.3%
10,500,000	i	Genesee & Wyoming, Inc	LIBOR 3 M + 2.000%	3.450	12/30/26	10,007,865
		TOTAL TRANSPORTATION				10,007,865

UTILITIES - 0.1%
3,418,779	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.620	11/28/24	3,059,808
		TOTAL UTILITIES				3,059,808

		TOTAL BANK LOAN OBLIGATIONS				231,588,546
		(Cost $285,718,825)

BONDS - 79.1%

CORPORATE BONDS - 79.1%

AUTOMOBILES & COMPONENTS - 3.1%
9,950,000	g	Adient Global Holdings Ltd		4.875	08/15/26	6,814,257
283

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,600,000	g	Allison Transmission, Inc	5.000%	10/01/24	$3,492,000
600,000	g	Allison Transmission, Inc	4.750	10/01/27	552,000
5,700,000	g	Dana Financing Luxembourg SARL	5.750	04/15/25	4,959,000
7,500,000	g	Dana Financing Luxembourg SARL	6.500	06/01/26	6,600,000
1,900,000		Dana, Inc	5.500	12/15/24	1,657,769
1,695,000		Dana, Inc	5.375	11/15/27	1,372,950
7,550,000	g	Dealer Tire LLC	8.000	02/01/28	6,040,000
37,075,000	g	Gates Global LLC	6.250	01/15/26	32,811,375
2,875,000		Goodyear Tire & Rubber Co	5.000	05/31/26	2,652,188
1,100,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	858,000
19,800,000	g,o	IHO Verwaltungs GmbH	6.375	05/15/29	15,147,000
20,650,000	g	Panther BF Aggregator 2 LP	8.500	05/15/27	18,015,060
		TOTAL AUTOMOBILES & COMPONENTS			100,971,599

BANKS - 0.5%
4,400,000		Barclays plc	7.750	N/A‡	3,858,800
4,750,000	g	Lloyds Banking Group plc	6.657	N/A‡	5,118,125
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,313,431
4,275,000		Royal Bank of Scotland Group plc	8.625	N/A‡	4,168,125
		TOTAL BANKS			15,458,481

CAPITAL GOODS - 2.8%
3,000,000		Anixter, Inc	5.125	10/01/21	3,020,280
2,500,000		Anixter, Inc	5.500	03/01/23	2,489,800
5,000,000		Anixter, Inc	6.000	12/01/25	4,893,750
22,950,000	g	Beacon Escrow Corp	4.875	11/01/25	20,712,375
3,015,000	g	Beacon Roofing Supply, Inc	4.500	11/15/26	2,782,242
3,100,000	g	Builders FirstSource, Inc	5.000	03/01/30	2,790,000
10,015,000	g	Cloud Crane LLC	10.125	08/01/24	7,886,812
2,025,000	g	Masonite International Corp	5.375	02/01/28	1,990,170
7,450,000	g	SPX FLOW, Inc	5.625	08/15/24	7,226,500
4,150,000	g	SPX FLOW, Inc	5.875	08/15/26	3,984,000
12,250,000		TransDigm UK Holdings plc	6.875	05/15/26	11,392,500
2,375,000		TransDigm, Inc	6.500	05/15/25	2,256,250
9,000,000		TransDigm, Inc	7.500	03/15/27	8,673,300
11,280,000	g	TransDigm, Inc	5.500	11/15/27	10,123,800
		TOTAL CAPITAL GOODS			90,221,779

COMMERCIAL & PROFESSIONAL SERVICES - 7.1%
6,851,000		ADT Corp	6.250	10/15/21	6,696,852
12,350,000	g	ADT Corp	4.875	07/15/32	10,493,795
2,250,000		AECOM	5.875	10/15/24	2,199,375
13,500,000		AECOM	5.125	03/15/27	12,150,000
11,100,000	g	Allied Universal Holdco LLC	6.625	07/15/26	10,864,192
5,300,000	g	Allied Universal Holdco LLC	9.750	07/15/27	4,994,720
6,785,000	g	ASGN, Inc	4.625	05/15/28	6,360,937
2,525,000	g	Cimpress Plc	7.000	06/15/26	2,222,000
5,700,000		Covanta Holding Corp	6.000	01/01/27	4,747,616
2,025,000	g	GFL Environmental, Inc	7.000	06/01/26	1,960,028
1,960,000	g	GFL Environmental, Inc	5.125	12/15/26	1,911,000
1,050,000	g	GFL Environmental, Inc	8.500	05/01/27	1,054,935
15,500,000		H&E Equipment Services, Inc	5.625	09/01/25	14,376,250
13,425,000	g	Iron Mountain, Inc	4.875	09/15/27	13,022,250
284

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,475,000	g	KAR Auction Services, Inc	5.125%	06/01/25	$7,138,625
15,700,000	g	Prime Security Services Borrower LLC	5.250	04/15/24	15,508,303
30,075,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	29,473,500
18,100,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	15,611,250
2,000,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	2,020,000
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,650,000
6,225,000	g	Stericycle, Inc	5.375	07/15/24	6,162,750
11,425,000		United Rentals North America, Inc	5.500	07/15/25	11,196,500
6,675,000		United Rentals North America, Inc	4.625	10/15/25	6,307,808
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,190,040
12,500,000		United Rentals North America, Inc	6.500	12/15/26	12,687,500
4,500,000		United Rentals North America, Inc	5.500	05/15/27	4,386,825
4,200,000		United Rentals North America, Inc	4.875	01/15/28	4,074,000
13,250,000	g	Waste Pro USA, Inc	5.500	02/15/26	12,293,350
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			229,754,401

CONSUMER DURABLES & APPAREL - 3.0%
2,125,000	g	Hanesbrands, Inc	4.625	05/15/24	2,103,750
1,000,000	g	Hanesbrands, Inc	4.875	05/15/26	982,500
5,575,000		KB Home	7.000	12/15/21	5,519,250
1,900,000		KB Home	7.625	05/15/23	1,909,500
16,650,000		KB Home	6.875	06/15/27	16,650,000
16,000,000		Lennar Corp	4.500	04/30/24	15,648,640
8,150,000		Lennar Corp	5.875	11/15/24	8,243,725
15,300,000	g	LGI Homes, Inc	6.875	07/15/26	13,311,000
8,000,000	g	M/I Homes Inc	4.950	02/01/28	6,790,000
8,875,000	g	Mattamy Group Corp	5.250	12/15/27	8,253,750
18,050,000	g	Mattel, Inc	6.750	12/31/25	18,411,000
		TOTAL CONSUMER DURABLES & APPAREL			97,823,115

CONSUMER SERVICES - 3.8%
3,425,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	3,416,403
15,000,000	g	1011778 BC ULC / New Red Finance Inc	5.000	10/15/25	14,324,850
4,000,000		Boyd Gaming Corp	6.375	04/01/26	3,460,000
6,300,000		Boyd Gaming Corp	6.000	08/15/26	5,418,000
11,000,000	g	Cott Holdings, Inc	5.500	04/01/25	10,670,000
13,400,000	g	frontdoor, Inc	6.750	08/15/26	12,830,500
8,500,000		Hilton Worldwide Finance LLC	4.625	04/01/25	7,905,000
8,035,000	g	International Game Technology plc	6.250	02/15/22	7,388,263
10,270,000	g	International Game Technology plc	6.500	02/15/25	9,087,820
4,650,000	g	International Game Technology plc	6.250	01/15/27	4,045,500
2,500,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	2,275,900
11,250,000		MGM Resorts International	6.000	03/15/23	10,856,250
16,000,000	g	Penn National Gaming, Inc	5.625	01/15/27	11,869,920
4,650,000	g	Scientific Games International, Inc	5.000	10/15/25	4,045,500
3,950,000	g	Scientific Games International, Inc	7.000	05/15/28	2,429,250
13,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	12,090,000
523,000	g	Yum! Brands, Inc	7.750	04/01/25	549,150
		TOTAL CONSUMER SERVICES			122,662,306

DIVERSIFIED FINANCIALS - 3.4%
5,600,000	g	Credit Suisse Group AG.	6.250	N/A‡	5,163,200
285

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$25,400,000		Ford Motor Credit Co LLC	4.063%	11/01/24	$23,050,500
4,500,000		Icahn Enterprises LP	6.750	02/01/24	4,342,500
10,000,000		Icahn Enterprises LP	4.750	09/15/24	9,175,000
9,700,000		Icahn Enterprises LP	5.250	05/15/27	8,960,375
10,200,000	g	Jefferies Finance LLC	6.250	06/03/26	9,435,000
4,600,000	g	LPL Holdings, Inc	4.625	11/15/27	4,207,252
8,000,000		Navient Corp	6.125	03/25/24	7,480,480
19,350,000	g	Quicken Loans, Inc	5.250	01/15/28	18,920,430
10,675,000		Springleaf Finance Corp	6.125	03/15/24	10,542,737
10,960,000		Springleaf Finance Corp	5.375	11/15/29	10,034,099
		TOTAL DIVERSIFIED FINANCIALS			111,311,573

ENERGY - 10.2%
9,175,000		AmeriGas Partners LP	5.500	05/20/25	8,441,000
8,375,000		AmeriGas Partners LP	5.875	08/20/26	8,021,575
13,075,000	g	Antero Midstream Partners LP	5.750	03/01/27	8,368,000
9,625,000	g	Antero Midstream Partners LP	5.750	01/15/28	6,160,000
1,293,000		Archrock Partners LP	6.000	10/01/22	1,293,000
12,550,000	g	Archrock Partners LP	6.875	04/01/27	8,911,755
10,800,000	g	Archrock Partners LP	6.250	04/01/28	7,452,000
2,000,000		Ashland, Inc	6.875	05/15/43	2,020,000
2,183,000	†	California Resources Corp	5.500	09/15/21	212,842
5,180,000	†,g	California Resources Corp	8.000	12/15/22	77,700
4,151,000	†	California Resources Corp	6.000	11/15/24	83,020
13,650,000		Calumet Specialty Products Partners LP	7.750	04/15/23	9,418,500
6,000,000	g	Calumet Specialty Products Partners LP	11.000	04/15/25	4,322,100
13,000,000		Cheniere Energy Partners LP	5.625	10/01/26	12,090,000
11,875,000	g	Cheniere Energy Partners LP	4.500	10/01/29	10,568,750
7,963,000	†	Cloud Peak Energy Resources LLC	12.000	11/01/21	0
1,153,196		Cloud Peak Energy, Inc	9.000	10/24/24	576,598
1,820,835		Cloud Peak Energy, Inc	12.000	05/01/25	910,417
7,345,000		Crestwood Midstream Partners LP	6.250	04/01/23	4,114,669
6,050,000		Crestwood Midstream Partners LP	5.750	04/01/25	3,463,988
5,700,000	g	Crestwood Midstream Partners LP	5.625	05/01/27	3,133,347
3,600,000	g	Denbury Resources, Inc	9.000	05/15/21	1,053,000
1,273,000	†	Denbury Resources, Inc	5.500	05/01/22	63,650
525,000	†	Denbury Resources, Inc	4.625	07/15/23	26,250
15,532,000	g	Denbury Resources, Inc	7.750	02/15/24	2,332,906
1,912,000	†,g	Denbury Resources, Inc	6.375	12/31/24	749,795
5,543,000		EnLink Midstream Partners LP	4.150	06/01/25	2,686,692
5,000,000		EnLink Midstream Partners LP	4.850	07/15/26	2,458,500
10,300,000	g	Ensign Drilling, Inc	9.250	04/15/24	3,785,250
14,250,000	†,g,q	EP Energy LLC	7.750	05/15/26	1,710,000
11,900,000		Genesis Energy LP	6.500	10/01/25	8,601,320
17,500,000		Genesis Energy LP	6.250	05/15/26	12,512,500
6,175,000		Genesis Energy LP	7.750	02/01/28	4,299,035
1,075,000		Global Partners LP	7.000	08/01/27	806,250
13,825,000	g	Hess Midstream Operations LP	5.625	02/15/26	9,761,349
8,750,000	g	Moss Creek Resources Holdings, Inc	10.500	05/15/27	2,843,750
6,875,000		Murphy Oil Corp	6.875	08/15/24	4,073,437
4,800,000		Murphy Oil Corp	5.750	08/15/25	2,568,480
15,307,000		Murphy Oil Corp	5.875	12/01/27	8,002,500
1,650,000		Murphy Oil USA, Inc	5.625	05/01/27	1,616,670
3,750,000		Nabors Industries, Inc	5.100	09/15/23	937,500
286

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,875,000		Nabors Industries, Inc	5.750%	02/01/25	$1,292,500
3,075,000		NuStar Logistics LP	6.000	06/01/26	2,275,500
10,750,000	g	Oasis Petroleum, Inc	6.250	05/01/26	1,720,000
7,000,000	g	Parkland Fuel Corp	6.000	04/01/26	6,510,000
6,975,000	g	Parkland Fuel Corp	5.875	07/15/27	6,538,365
2,375,000		Range Resources Corp	4.875	05/15/25	1,413,125
15,000,000	g	Range Resources Corp	9.250	02/01/26	9,000,000
8,250,000		SM Energy Co	6.125	11/15/22	3,490,806
1,900,000		SM Energy Co	6.750	09/15/26	570,000
10,500,000		SM Energy Co	6.625	01/15/27	3,056,182
14,250,000		Southwestern Energy Co	7.500	04/01/26	9,333,750
4,750,000		Southwestern Energy Co	7.750	10/01/27	3,123,125
13,130,000	g	Stena AB	7.000	02/01/24	10,635,300
1,650,000	g	Stena International S.A.	6.125	02/01/25	1,386,000
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	9,435,000
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	7,531,219
3,361,000		Sunoco LP	4.875	01/15/23	3,245,617
2,500,000		Sunoco LP	5.500	02/15/26	2,163,200
5,000,000		Sunoco LP	6.000	04/15/27	4,300,000
9,825,000		Targa Resources Partners LP	5.125	02/01/25	8,374,830
11,500,000		Targa Resources Partners LP	5.875	04/15/26	9,573,750
2,025,000		Targa Resources Partners LP	6.500	07/15/27	1,726,313
10,000,000		Targa Resources Partners LP	5.000	01/15/28	8,060,650
10,000,000	g	TerraForm Power Operating LLC	5.000	01/31/28	10,478,000
9,414,625	g	Transocean Guardian Ltd	5.875	01/15/24	7,531,700
5,678,000	g	Transocean Pontus Ltd	6.125	08/01/25	4,599,180
6,220,000	†	Transocean, Inc	6.800	03/15/38	1,430,600
30,000,000		USA Compression Partners LP	6.875	04/01/26	18,750,000
2,650,000		USA Compression Partners LP	6.875	09/01/27	1,643,000
7,000,000		Whiting Petroleum Corp	6.250	04/01/23	525,000
2,125,000		WPX Energy, Inc	5.250	10/15/27	1,168,750
		TOTAL ENERGY			331,409,557

FOOD & STAPLES RETAILING - 1.1%
14,250,000		Albertsons Cos LLC	5.750	03/15/25	14,232,330
1,325,000	g	Albertsons Cos LLC	5.875	02/15/28	1,348,585
5,900,000	g	Albertsons Cos, Inc	4.875	02/15/30	5,841,000
13,984,000		Ingles Markets, Inc	5.750	06/15/23	13,914,080
		TOTAL FOOD & STAPLES RETAILING			35,335,995

FOOD, BEVERAGE & TOBACCO - 0.2%
4,450,000		Kraft Heinz Foods Co	3.000	06/01/26	4,324,297
2,375,000	g	Post Holdings, Inc	5.000	08/15/26	2,444,231
		TOTAL FOOD, BEVERAGE & TOBACCO			6,768,528

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
15,682,000		Centene Corp	4.750	01/15/25	15,878,025
2,000,000	g	Centene Corp	5.375	08/15/26	2,040,000
7,175,000	g	Centene Corp	4.625	12/15/29	7,210,875
11,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	10,175,000
17,900,000	g	CHS	6.625	02/15/25	16,557,500
3,850,000	g	CHS	8.000	12/15/27	3,542,000
287

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,150,000		CHS/Community Health Systems	6.250%	03/31/23	$6,788,031
10,000,000	g	CHS/Community Health Systems	8.000	03/15/26	9,500,000
5,000,000		DaVita, Inc	5.125	07/15/24	4,985,000
13,000,000		DaVita, Inc	5.000	05/01/25	12,982,970
2,698,000		Encompass Health Corp	5.750	11/01/24	2,710,681
4,000,000		Encompass Health Corp	5.750	09/15/25	3,840,000
33,350,000		HCA, Inc	5.375	02/01/25	33,933,292
900,000		HCA, Inc	7.500	11/06/33	918,000
6,475,000	g	MEDNAX, Inc	6.250	01/15/27	5,196,188
4,005,000		MPT Operating Partnership LP	5.500	05/01/24	3,894,862
5,000,000		MPT Operating Partnership LP	5.000	10/15/27	4,850,000
5,000,000		MPT Operating Partnership LP	4.625	08/01/29	4,600,000
2,375,000	g	RegionalCare Hospital Partners Holdings, Inc	9.750	12/01/26	2,249,481
11,500,000		Tenet Healthcare Corp	8.125	04/01/22	10,867,500
15,000,000		Tenet Healthcare Corp	6.750	06/15/23	13,837,500
23,125,000		Tenet Healthcare Corp	4.625	07/15/24	22,026,563
5,150,000		Tenet Healthcare Corp	7.000	08/01/25	4,454,750
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			203,038,218

MATERIALS - 7.3%
1,600,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	1,551,520
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,488,000
1,500,000	g	Alcoa Nederland Holding BV	6.125	05/15/28	1,365,000
4,750,000		Arconic Inc	5.125	10/01/24	4,690,625
825,000	g	Arconic Rolled Products Corp	6.125	02/15/28	843,562
1,900,000		Berry Global, Inc	5.125	07/15/23	1,904,180
3,000,000	g	Berry Global, Inc	4.875	07/15/26	3,030,000
1,075,000	g	Berry Global, Inc	5.625	07/15/27	1,110,604
1,800,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,611,018
4,750,000		Chemours Co	7.000	05/15/25	3,954,375
8,750,000		Chemours Co	5.375	05/15/27	6,692,438
7,625,000		Commercial Metals Co	5.750	04/15/26	7,117,137
3,000,000		Crown Americas LLC	4.750	02/01/26	3,074,100
7,660,000	g	Enviva Partners LP	6.500	01/15/26	7,468,500
6,000,000	g	First Quantum Minerals Ltd	7.250	05/15/22	5,340,000
4,750,000	g	First Quantum Minerals Ltd	7.250	04/01/23	4,067,188
6,025,000	g	First Quantum Minerals Ltd	7.500	04/01/25	5,013,945
9,500,000	g	First Quantum Minerals Ltd	6.875	03/01/26	7,623,750
4,250,000	g	FMG Resources Ltd	4.750	05/15/22	4,234,062
2,650,000	g	FMG Resources Ltd	5.125	03/15/23	2,597,000
5,000,000		Freeport-McMoRan, Inc	3.875	03/15/23	4,762,500
9,250,000		Freeport-McMoRan, Inc	4.550	11/14/24	8,735,238
4,000,000		Freeport-McMoRan, Inc	5.250	09/01/29	3,769,200
3,100,000		Freeport-McMoRan, Inc	5.400	11/14/34	2,867,500
14,250,000		Freeport-McMoRan, Inc	5.450	03/15/43	12,753,750
6,650,000	g	GCP Applied Technologies, Inc	5.500	04/15/26	6,184,500
5,175,000	g	James Hardie International Finance DAC	4.750	01/15/25	4,877,489
12,250,000	g	James Hardie International Finance DAC	5.000	01/15/28	11,576,250
35,000,000	g	Nova Chemicals Corp	4.875	06/01/24	30,712,500
3,500,000	g	NV Chemicals Corp	5.250	08/01/23	3,038,630
16,000,000	g	OCI NV	6.625	04/15/23	14,553,543
6,575,000	g	OCI NV	5.250	11/01/24	5,653,307
6,450,000		Olin Corp	5.125	09/15/27	5,763,494
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	11,025,000
288

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$550,000	g	Silgan Holdings, Inc	4.125%	02/01/28	$507,375
4,180,000	g	Standard Industries, Inc	5.500	02/15/23	4,033,700
2,000,000	g	Standard Industries, Inc	5.000	02/15/27	1,820,000
13,500,000	g	Trinseo Materials Operating S.C.A	5.375	09/01/25	11,373,750
11,800,000	g	Tronox Finance plc	5.750	10/01/25	10,531,500
7,000,000	g	Tronox, Inc	6.500	04/15/26	6,300,000
4,940,000	g	Univar Solutions USA, Inc	5.125	12/01/27	4,495,400
		TOTAL MATERIALS			240,111,630

MEDIA & ENTERTAINMENT - 10.5%
9,250,000	g	Altice Financing S.A.	5.000	01/15/28	8,186,250
10,615,000	g	CBS Radio, Inc	7.250	11/01/24	8,863,525
34,637,000	g	CCO Holdings LLC	5.875	04/01/24	35,416,332
5,363,000	g	CCO Holdings LLC	5.375	05/01/25	5,498,148
7,250,000	g	CCO Holdings LLC	4.500	08/15/30	7,105,000
9,500,000		CSC Holdings LLC	6.750	11/15/21	9,785,000
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	11,228,665
29,250,000	g	CSC Holdings LLC	7.500	04/01/28	31,163,535
4,350,000	g	CSC Holdings LLC	6.500	02/01/29	4,691,431
11,725,000	g	CSC Holdings LLC	5.750	01/15/30	11,824,193
11,175,000	g	Diamond Sports Group LLC	5.375	08/15/26	9,079,911
12,500,000	g	Diamond Sports Group LLC	6.625	08/15/27	8,359,375
4,030,000		DISH DBS Corp	5.000	03/15/23	3,869,001
28,500,000		DISH DBS Corp	7.750	07/01/26	29,283,750
2,225,000	g	Entercom Media Corp	6.500	05/01/27	1,930,188
7,525,000	g	EW Scripps Co	5.125	05/15/25	6,622,000
13,175,000	g	Gray Escrow, Inc	7.000	05/15/27	13,109,125
4,990,000	g	Gray Television, Inc	5.125	10/15/24	4,821,588
11,600,000	g	Gray Television, Inc	5.875	07/15/26	11,168,480
3,225,000	g	Lamar Media Corp	3.750	02/15/28	3,023,051
1,250,000	g	Lamar Media Corp	4.000	02/15/30	1,162,500
5,600,000	g	Lions Gate Capital Holdings LLC	6.375	02/01/24	4,928,000
10,325,000	g	Lions Gate Capital Holdings LLC	5.875	11/01/24	8,794,938
14,710,000		Meredith, Corp	6.875	02/01/26	12,650,600
12,223,000	g	Neptune Finco Corp	10.875	10/15/25	13,170,283
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	10,946,613
19,150,000	g	Numericable-SFR S.A.	7.375	05/01/26	19,341,500
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,336,500
1,025,000	g	Scripps Escrow, Inc	5.875	07/15/27	902,000
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	8,198,820
12,425,000	g	TEGNA, Inc	4.625	03/15/28	10,918,469
17,325,000	g	Terrier Media Buyer, Inc	8.875	12/15/27	14,553,000
9,325,000	g	Virgin Media Secured Finance plc	5.500	05/15/29	9,325,000
		TOTAL MEDIA & ENTERTAINMENT			341,256,771

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.2%
3,900,000	g	Bausch Health Cos, Inc	5.750	08/15/27	4,015,440
5,250,000	g	Bausch Health Cos, Inc	7.000	01/15/28	5,444,250
3,210,000	g	Bausch Health Cos, Inc	5.000	01/30/28	3,038,907
4,400,000	g	Bausch Health Cos, Inc	5.250	01/30/30	4,114,000
14,600,000	g	Horizon Pharma USA, Inc	5.500	08/01/27	14,656,940
8,000,000	g	Par Pharmaceutical, Inc	7.500	04/01/27	7,960,000
289

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,750,000	g	Valeant Pharmaceuticals International, Inc	9.000%	12/15/25	$5,007,450
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.250	04/01/26	4,958,525
6,700,000	g	Valeant Pharmaceuticals International, Inc	8.500	01/31/27	7,001,500
814,000	g	VRX Escrow Corp	5.875	05/15/23	805,860
15,100,000	g	VRX Escrow Corp	6.125	04/15/25	14,873,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			71,876,372

REAL ESTATE - 0.6%
12,050,000		iStar, Inc	4.750	10/01/24	10,122,000
6,500,000	g	Ladder Capital Finance Holdings LLLP	4.250	02/01/27	5,135,000
1,900,000	g	VICI Properties LP	4.250	12/01/26	1,743,250
2,900,000	g	VICI Properties LP	4.125	08/15/30	2,747,750
		TOTAL REAL ESTATE			19,748,000

RETAILING - 4.3%
987,000	g	Asbury Automotive Group, Inc	4.750	03/01/30	838,950
6,150,000	g	Camelot Finance S.A.	4.500	11/01/26	5,965,500
1,675,000		CDW LLC	5.000	09/01/25	1,725,752
3,000,000	†	JC Penney Corp, Inc	6.375	10/15/36	225,000
6,650,000		L Brands, Inc	5.250	02/01/28	5,079,935
5,400,000	g	Lithia Motors, Inc	5.250	08/01/25	4,698,000
8,830,000	g	Lithia Motors, Inc	4.625	12/15/27	7,947,883
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	4,670,436
9,145,000		Penske Automotive Group, Inc	5.500	05/15/26	8,330,912
24,800,000	g	PetSmart, Inc	7.125	03/15/23	23,361,600
7,725,000	g	PetSmart, Inc	5.875	06/01/25	7,609,125
21,000,000	g	PetSmart, Inc	8.875	06/01/25	19,005,000
12,735,000		QVC, Inc	4.750	02/15/27	11,273,213
2,650,000		Sonic Automotive, Inc	6.125	03/15/27	2,332,000
15,000,000	g	Staples, Inc	7.500	04/15/26	13,125,090
31,700,000	g	Staples, Inc	10.750	04/15/27	24,323,410
		TOTAL RETAILING			140,511,806

SOFTWARE & SERVICES - 2.5%
6,975,000	g	Banff Merger Sub, Inc	9.750	09/01/26	6,138,000
5,000,000		NCR Corp	5.000	07/15/22	4,700,000
4,750,000		NCR Corp	6.375	12/15/23	4,690,578
12,000,000	g	Open Text Corp	5.875	06/01/26	12,586,800
4,125,000	g	Open Text Holdings, Inc	4.125	02/15/30	3,878,531
1,080,000	g	Presidio Holdings, Inc	4.875	02/01/27	972,000
16,475,000	g	Refinitiv US Holdings, Inc	6.250	05/15/26	17,010,437
10,600,000	g	Refinitiv US Holdings, Inc	8.250	11/15/26	11,183,000
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	3,568,500
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	1,820,000
1,750,000	g	Science Applications International Corp	4.875	04/01/28	1,680,000
5,300,000	g	SS&C Technologies, Inc	5.500	09/30/27	5,465,625
4,275,000	g	Symantec Corp	5.000	04/15/25	4,316,382
2,000,000	g	WEX, Inc	4.750	02/01/23	1,920,000
		TOTAL SOFTWARE & SERVICES			79,929,853

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
17,925,000	g	CommScope Finance LLC	8.250	03/01/27	17,277,908
9,000,000	g	CommScope Technologies LLC	5.000	03/15/27	7,807,500
290

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,500,000	g	CommScope, Inc	5.500%	06/15/24	$4,155,750
28,700,000	g	CommScope, Inc	6.000	06/15/25	26,266,240
6,575,000	g	Dell International LLC	7.125	06/15/24	6,788,688
3,650,000	g	MTS Systems Corp	5.750	08/15/27	3,385,375
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			65,681,461

TELECOMMUNICATION SERVICES - 5.0%
8,675,000	g	Altice France S.A.	8.125	02/01/27	9,043,687
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,078,000
17,300,000		CenturyLink, Inc	5.800	03/15/22	17,461,236
16,400,000		CenturyLink, Inc	7.500	04/01/24	17,958,000
16,600,000	g	Front Range BidCo, Inc	4.000	03/01/27	15,884,125
4,750,000		Level 3 Financing, Inc	5.375	01/15/24	4,750,000
9,600,000		Level 3 Financing, Inc	5.250	03/15/26	9,594,000
4,500,000		Sprint Capital Corp	8.750	03/15/32	5,951,250
6,900,000		Sprint Corp	7.875	09/15/23	7,606,422
10,450,000		Sprint Corp	7.625	02/15/25	11,564,493
9,500,000		Sprint Corp	7.625	03/01/26	10,752,100
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,347,058
11,200,000		T-Mobile USA, Inc	6.375	03/01/25	11,452,000
22,000,000		T-Mobile USA, Inc	5.125	04/15/25	22,494,340
		TOTAL TELECOMMUNICATION SERVICES			159,936,711

TRANSPORTATION - 1.1%
13,425,000	g	Bombardier, Inc	6.125	01/15/23	9,464,625
9,600,000	g	Bombardier, Inc	7.500	03/15/25	6,648,000
12,375,000	g	Bombardier, Inc	7.875	04/15/27	8,538,750
8,175,000	g	Cargo Aircraft Management, Inc	4.750	02/01/28	7,582,312
3,325,000	g	Hertz Corp	5.500	10/15/24	1,869,614
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	2,070,000
		TOTAL TRANSPORTATION			36,173,301

UTILITIES - 2.1%
6,800,000		AES Corp	4.500	03/15/23	6,664,000
4,250,000		AES Corp	5.500	04/15/25	4,165,000
17,125,000	g	Calpine Corp	5.250	06/01/26	16,268,750
4,000,000		Clearway Energy Operating LLC	5.750	10/15/25	3,960,000
5,750,000	g	NextEra Energy Operating Partners LP	4.250	07/15/24	5,606,250
5,300,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	5,167,500
826,000		NRG Energy, Inc	6.625	01/15/27	859,040
10,625,000		NRG Energy, Inc	5.750	01/15/28	10,837,500
18,500,000	g	Talen Energy Supply LLC	10.500	01/15/26	13,320,000
600,000	g	Vistra Operations Co LLC	5.625	02/15/27	618,750
		TOTAL UTILITIES			67,466,790

		TOTAL CORPORATE BONDS			2,567,448,247
		(Cost $2,920,433,759)

		TOTAL BONDS			2,567,448,247
		(Cost $2,920,433,759)
291

TIAA-CREF FUNDS – High-Yield Fund

SHARES		COMPANY			VALUE
COMMON STOCKS - 1.4%

DIVERSIFIED FINANCIALS - 1.3%
315,450		iShares iBoxx $ High Yield Corporate Bond ETF			$24,311,731
183,823		SPDR Bloomberg Barclays High Yield Bond ETF			17,415,391
		TOTAL DIVERSIFIED FINANCIALS			41,727,122

ENERGY - 0.1%
443,017		Peabody Energy Corp			1,284,749
566,082	*	Tidewater, Inc			4,007,861
		TOTAL ENERGY			5,292,610

		TOTAL COMMON STOCKS			47,019,732
		(Cost $64,716,247)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 10.2%

GOVERNMENT AGENCY DEBT - 10.2%
$16,000,000		Federal Farm Credit Bank (FFCB)	0.530%	04/02/20	15,999,969
15,000,000		FFCB	0.490	04/24/20	14,999,329
10,000,000		FFCB	0.130	10/27/20	9,991,872
5,000,000		FFCB	0.100	11/20/20	4,995,470
24,006,000		Federal Home Loan Bank (FHLB)	1.560	04/01/20	24,006,000
29,985,000		FHLB	1.555	04/08/20	29,984,592
59,884,000		FHLB	1.565	04/13/20	59,882,603
2,800,000		FHLB	0.400	04/20/20	2,799,897
10,500,000		FHLB	0.520	04/22/20	10,499,571
38,500,000		FHLB	0.560	05/06/20	38,497,380
10,015,000		FHLB	0.530	06/12/20	10,013,598
11,399,000		FHLB	0.090	06/29/20	11,397,027
10,000,000		FHLB	0.120	07/09/20	9,997,525
10,000,000		FHLB	0.030	07/27/20	9,997,075
1,000,000		FHLB	0.150	07/29/20	999,702
690,000		FHLB	0.030	09/01/20	689,619
3,600,000		FHLB	0.060	10/01/20	3,597,438
16,555,000		FHLB	0.070	10/13/20	16,542,446
10,000,000		FHLB	0.100	01/19/21	9,986,978
10,000,000		FHLB	0.170	03/08/21	9,983,897
35,500,000		Federal National Mortgage Association (FNMA)	0.800	04/16/20	35,498,964
		TOTAL GOVERNMENT AGENCY DEBT			330,360,952

		TOTAL SHORT-TERM INVESTMENTS			330,360,952
		(Cost $330,319,311)

		TOTAL INVESTMENTS - 97.8%			3,176,417,477
		(Cost $3,601,188,142)
		OTHER ASSETS & LIABILITIES, NET - 2.2%			70,934,636
		NET ASSETS - 100.0%			$3,247,352,113
292

TIAA-CREF FUNDS – High-Yield Fund

Abbreviation(s):
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
M	Month
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $1,571,714,496 or 48.4% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	In default
293

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 98.4%

AGENCY SECURITIES - 1.6%
$4,112,500		Crowley Conro LLC	4.181%	08/15/43	$5,172,899
10,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.500	02/12/25	10,436,790
2,001,422		HNA LLC	2.369	09/18/27	2,079,164
9,515,000		Montefiore Medical Center	2.895	04/20/32	10,695,720
3,000,000		Private Export Funding Corp (PEFCO)	3.250	06/15/25	3,409,662
3,947,368		Reliance Industries Ltd	2.444	01/15/26	4,064,878
3,000,000		Ukraine Government AID International Bonds	1.847	05/29/20	3,007,365
15,000,000		Ukraine Government AID International Bonds	1.471	09/29/21	15,242,287
		TOTAL AGENCY SECURITIES			54,108,765

MORTGAGE BACKED - 1.2%
11,462,360		Government National Mortgage Association (GNMA)	3.600	09/15/31	12,394,604
5,698,532		GNMA	3.700	10/15/33	6,132,951
744,129		GNMA	2.490	06/15/35	759,499
1,639,866		GNMA	3.380	07/15/35	1,736,364
1,538,651		GNMA	3.870	10/15/36	1,673,880
5,570,322		GNMA	3.940	03/15/37	6,132,007
13,935,151		GNMA	2.750	01/15/45	14,483,334
		TOTAL MORTGAGE BACKED			43,312,639

U.S. TREASURY SECURITIES - 95.6%
122,377,258	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	121,222,669
136,769,276	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	134,798,787
171,581,801	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	169,147,223
146,532,356	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	145,149,614
136,349,322	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	134,681,421
127,728,120	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	128,703,420
140,210,070	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	141,056,577
132,678,509	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	134,876,584
105,232,774	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	106,772,256
120,287,106	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	120,559,848
98,021,625	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	99,224,010
155,528,391	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	156,940,833
104,482,814	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	115,885,319
129,625,456	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	132,262,629
145,230,307	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	150,066,544
63,798,173	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	70,990,431
94,834,930	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	95,740,632
110,251,383	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	112,924,346
45,096,745	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	52,298,391
86,538,712	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	89,087,511
147,548,270	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	153,851,280
294

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$80,055,806	k	United States Treasury Inflation Indexed Bonds	1.750%	01/15/28	$91,114,127
52,370,652	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	67,445,027
67,686,695	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	72,470,294
124,013,742	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	134,866,601
41,189,656	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	50,580,735
116,991,584	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	157,841,025
76,637,640	k	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	79,652,934
5,012,750	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/30	5,170,823
35,602,910	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	50,346,133
		TOTAL U.S. TREASURY SECURITIES			3,275,728,024

		TOTAL GOVERNMENT BONDS			3,373,149,428
		(Cost $3,275,713,430)

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 1.9%
5,000,000		Federal Farm Credit Bank (FFCB)	0.130	07/13/20	4,998,712
11,070,000		Federal Home Loan Bank (FHLB)	0.050-0.200	07/20/20	11,066,956
46,541,000		FHLB	0.150-0.190	07/31/20	46,526,921
2,500,000		FHLB	0.060	10/01/20	2,498,221
		TOTAL GOVERNMENT AGENCY DEBT			65,090,810

		TOTAL SHORT-TERM INVESTMENTS			65,090,810
		(Cost $65,077,330)
		TOTAL INVESTMENTS - 100.3%			3,438,240,238
		(Cost $3,340,790,760)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(10,765,399)
		NET ASSETS - 100.0%			$3,427,474,839

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
295

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

TIAA-CREF FUNDS

SHORT DURATION IMPACT BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.5%

UTILITIES - 1.5%
$477,543	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.620%	11/28/24	$427,401
		TOTAL UTILITIES				427,401

		TOTAL BANK LOAN OBLIGATIONS				427,401
		(Cost $473,689)

BONDS - 95.0%

CORPORATE BONDS - 45.9%

AUTOMOBILES & COMPONENTS - 0.9%
250,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	244,389
		TOTAL AUTOMOBILES & COMPONENTS				244,389

BANKS - 17.0%
725,000		Bank of America Corp		2.456	10/22/25	731,134
500,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	2.314	01/10/23	473,601
275,000		FNB Corp		2.200	02/24/23	269,734
400,000	g	HSBC Bank Canada		1.650	09/10/22	404,917
500,000		HSBC Holdings plc		3.033	11/22/23	496,312
250,000	g	Intesa Sanpaolo S.p.A		6.500	02/24/21	253,357
500,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	466,193
500,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	2.474	07/26/23	457,649
425,000	i	Mizuho Financial Group, Inc	LIBOR 3 M + 0.630%	2.309	05/25/24	386,070
300,000	g	National Bank of Canada		2.150	10/07/22	297,239
350,000	i	Regions Bank	LIBOR 3 M + 0.500%	2.207	08/13/21	340,603
300,000		Zions Bancorp NA		3.350	03/04/22	294,146
		TOTAL BANKS				4,870,955

CAPITAL GOODS - 1.7%
500,000		CNH Industrial Capital LLC		4.200	01/15/24	488,495
		TOTAL CAPITAL GOODS				488,495

CONSUMER SERVICES - 0.9%
260,000		Nature Conservancy		2.843	02/01/24	260,279
		TOTAL CONSUMER SERVICES				260,279

DIVERSIFIED FINANCIALS - 4.9%
185,000		Ally Financial, Inc		3.875	05/21/24	166,500
250,000		Century Housing Corp		3.995	11/01/21	261,768
210,000	g	Federation des Caisses Desjardins du Quebec		1.950	09/26/22	210,309
250,000		Morgan Stanley		2.800	06/16/20	249,965
250,000		Reinvestment Fund, Inc		3.477	02/15/23	263,096
250,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	254,037
		TOTAL DIVERSIFIED FINANCIALS				1,405,675
296

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
ENERGY - 0.4%
$150,000		EQT Corp		6.125%	02/01/25	$115,515
		TOTAL ENERGY				115,515

FOOD, BEVERAGE & TOBACCO - 1.4%
400,000		Coca-Cola Co		1.750	09/06/24	407,210
		TOTAL FOOD, BEVERAGE & TOBACCO				407,210

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
150,000		Estee Lauder Cos, Inc		2.000	12/01/24	149,424
100,000		Procter & Gamble Co		2.450	03/25/25	104,832
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				254,256

MATERIALS - 1.8%
500,000		3M Co		2.000	02/14/25	514,577
		TOTAL MATERIALS				514,577

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
500,000	g,i	AbbVie, Inc	LIBOR 3 M + 0.650%	2.346	11/21/22	467,765
250,000		Biogen, Inc		2.900	09/15/20	250,726
500,000	i	Zoetis, Inc	LIBOR 3 M + 0.440%	2.135	08/20/21	458,802
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,177,293

REAL ESTATE - 2.1%
500,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	510,833
100,000	g	HAT Holdings I LLC		5.250	07/15/24	96,000
		TOTAL REAL ESTATE				606,833

SOFTWARE & SERVICES - 1.8%
500,000		Microsoft Corp		2.400	02/06/22	513,823
		TOTAL SOFTWARE & SERVICES				513,823

TRANSPORTATION - 3.3%
500,000		Delta Air Lines, Inc		2.900	10/28/24	400,194
300,000		Delta Air Lines, Inc		2.000	06/10/28	272,933
300,000		Delta Air Lines, Inc		2.500	06/10/28	271,930
		TOTAL TRANSPORTATION				945,057

UTILITIES - 4.7%
250,000	g	Azure Power Energy Ltd		5.500	11/03/22	228,224
300,000		Dominion Energy, Inc		3.300	03/15/25	304,140
250,000	g	Hanwha Energy USA Holdings Corp		2.375	07/30/22	248,659
300,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	319,491
250,000		Southern Power Co		2.500	12/15/21	246,246
		TOTAL UTILITIES				1,346,760

		TOTAL CORPORATE BONDS				13,151,117
		(Cost $13,498,926)

297

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 35.4%

AGENCY SECURITIES - 6.3%
$250,000		Federal Home Loan Mortgage Corp (FHLMC)		1.500%	02/12/25	$260,920
500,000		NCUA Guaranteed Notes		3.450	06/12/21	506,614
250,000		Overseas Private Investment Corp (OPIC)		1.790	10/15/29	261,075
250,000		US Department of Housing and Urban Development (HUD)		2.570	08/01/21	256,956
250,000		HUD		2.618	08/01/23	268,210
262,365	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	1.662	06/26/24	258,439
		TOTAL AGENCY SECURITIES				1,812,214

FOREIGN GOVERNMENT BONDS - 10.8%
500,000	g	European Stability Mechanism		1.375	09/11/24	514,289
500,000	g	International Development Association		2.750	04/24/23	534,809
250,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	2.625	07/06/22	248,530
250,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	256,193
250,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	266,293
250,000	g	Nederlandse Waterschapsbank NV		1.750	01/15/25	261,825
250,000		North American Development Bank		2.400	10/26/22	253,745
500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	497,980
250,000		Province of Ontario Canada		1.750	01/24/23	256,253
		TOTAL FOREIGN GOVERNMENT BONDS				3,089,917

MUNICIPAL BONDS - 8.0%
250,000		California Health Facilities Financing Authority		1.896	06/01/21	249,880
130,000	g	California Municipal Finance Authority		4.250	11/01/23	128,261
150,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.660	05/15/49	148,293
95,000		County of Saline AR		3.550	06/01/42	98,754
600,000		Grant County Public Utility District No 2		1.544	01/01/23	604,266
120,000		Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project		1.794	01/01/22	121,237
225,000		Massachusetts Water Resources Authority		1.702	08/01/21	226,165
240,000		Semitropic Improvement District		2.164	12/01/22	238,078
250,000	g	Warm Springs Reservation Confederated Tribe		2.550	11/01/20	251,185
200,000	g	Warm Springs Reservation Confederated Tribe		3.050	11/01/24	205,268
		TOTAL MUNICIPAL BONDS				2,271,387

U.S. TREASURY SECURITIES - 10.3%
250,000		United States Treasury Note		2.500	05/31/20	250,987
500,000		United States Treasury Note		2.500	01/31/21	510,000
250,000		United States Treasury Note		1.750	07/31/21	255,195
285,000		United States Treasury Note		1.625	12/31/21	291,958
1,500,000		United States Treasury Note		2.625	12/31/23	1,629,258
		TOTAL U.S. TREASURY SECURITIES				2,937,398

		TOTAL GOVERNMENT BONDS				10,110,916
		(Cost $9,811,784)

298

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
STRUCTURED ASSETS - 13.7%

ASSET BACKED - 7.8%
$276,631	g	HERO Funding Trust	4.050%	09/20/41	$287,076
		Series - 2016 1A (Class A)
430,225	g	HERO Funding Trust	3.910	09/20/42	447,110
		Series - 2016 3A (Class A2)
250,000	g	HERO Funding Trust	2.720	09/20/57	230,695
		Series - 2020 1A (Class A)
147,000	g,i	Invitation Homes Trust	2.450	01/17/38	121,057
		Series - 2018 SFR4 (Class D)
496,891	g	Sunrun Atlas Issuer LLC	3.610	02/01/55	376,079
		Series - 2019 2 (Class A)
463,693	g	Sunrun Callisto Issuer LLC	3.980	06/30/54	352,043
		Series - 2019 1A (Class A)
158,592	g	Tesla Auto Lease Trust	3.710	08/20/21	159,307
		Series - 2018 B (Class A)
250,000	g	Tesla Auto Lease Trust	2.200	11/21/22	244,566
		Series - 2019 A (Class A4)
		TOTAL ASSET BACKED			2,217,933

OTHER MORTGAGE BACKED - 5.9%
72,619	i	Connecticut Avenue Securities	3.947	07/25/24	66,447
		Series - 2014 C03 (Class 1M2)
121,657	g,i	Connecticut Avenue Securities	1.717	10/25/39	118,648
		Series - 2019 R07 (Class 1M1)
250,000	g,i	DBUBS Mortgage Trust	5.530	07/10/44	239,367
		Series - 2011 LC2A (Class D)
275,000	g	GRACE Mortgage Trust	3.369	06/10/28	276,396
		Series - 2014 GRCE (Class A)
200,000		GS Mortgage Securities Trust	2.922	05/10/49	205,685
		Series - 2016 GS2 (Class AAB)
250,000	g,i	Morgan Stanley Capital I Trust	5.375	09/15/47	214,412
		Series - 2011 C1 (Class D)
250,000	g,i	Natixis Commercial Mortgage Securities Trust	4.955	07/15/36	206,338
		Series - 2019 MILE (Class F)
94,627	g,i	Sequoia Mortgage Trust	3.500	02/25/50	95,227
		Series - 2020 1 (Class A4)
250,000	g,i	WFRBS Commercial Mortgage Trust	5.174	02/15/44	253,811
		Series - 2011 C2 (Class B)
		TOTAL OTHER MORTGAGE BACKED			1,676,331

		TOTAL STRUCTURED ASSETS			3,894,264
		(Cost $4,269,189)

		TOTAL BONDS			27,156,297
		(Cost $27,579,899)

SHORT-TERM INVESTMENTS - 2.8%

GOVERNMENT AGENCY DEBT - 2.8%
800,000		Federal Home Loan Bank (FHLB)	0.560	04/15/20	799,997
		TOTAL GOVERNMENT AGENCY DEBT			799,997

		TOTAL SHORT-TERM INVESTMENTS			799,997
		(Cost $799,997)
299

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

	ISSUER	VALUE
	TOTAL INVESTMENTS - 99.3%	$28,383,695
	(Cost $28,853,585)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	194,296
	NET ASSETS - 100.0%	$28,577,991

	Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $9,772,622 or 34.2% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
300

TIAA-CREF FUNDS – Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.2%

CAPITAL GOODS - 0.0%
$696,500	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.000%	2.989%	01/15/27	$654,710
		TOTAL CAPITAL GOODS				654,710

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
360,594	i	Prime Security Services	LIBOR 1 M + 3.250%	4.606	09/23/26	322,011
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				322,011

CONSUMER SERVICES - 0.2%
1,943,891	i	Hilton Worldwide Finance LLC	LIBOR 1 M + 1.750%	2.697	06/22/26	1,836,977
1,970,000	i	Wyndham Hotels & Resorts, Inc	LIBOR 1 M + 1.750%	2.739	05/30/25	1,721,288
1,045,938	i	YUM! Brands	LIBOR 1 M + 1.750%	2.362	04/03/25	985,797
		TOTAL CONSUMER SERVICES				4,544,062

INSURANCE - 0.1%
980,075	i	HCA, Inc	LIBOR 1 M + 1.750%	2.739	03/13/25	925,358
612,086	i	HCA, Inc	LIBOR 1 M + 1.750%	2.739	03/17/26	576,585
		TOTAL INSURANCE				1,501,943

MATERIALS - 0.0%
181,447	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	3.200	04/03/25	154,287
311,053	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	3.200	04/03/25	264,491
		TOTAL MATERIALS				418,778

MEDIA & ENTERTAINMENT - 0.2%
1,397,898	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	2.862	07/17/25	1,330,338
321,018	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	3.005	10/04/23	294,935
1,290,299	i	Outfront Media Capital LLC	LIBOR 1 M + 1.750%	2.547	11/18/26	1,101,050
269,993	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	3.750	03/15/24	227,469
		TOTAL MEDIA & ENTERTAINMENT				2,953,792

SOFTWARE & SERVICES - 0.2%
947,378	i	IQVIA, Inc	LIBOR 1 M + 1.750%	2.739	03/07/24	868,035
1,031,625	i	IQVIA, Inc	LIBOR 3 M + 1.750%	3.200	06/11/25	980,043
1,896,399	i	Open Text Corp	LIBOR 1 M + 1.750%	2.739	05/30/25	1,782,141
		TOTAL SOFTWARE & SERVICES				3,630,219

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
704,786	i	Dell International LLC	LIBOR 1 M + 2.000%	2.990	09/19/25	669,991
691,438	i	Western Digital Corp	LIBOR 1 M + 1.750%	3.353	04/29/23	663,780
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,333,771

TRANSPORTATION - 0.2%
1,919,192	i	American Airlines, Inc	LIBOR 1 M + 1.750%	2.691	01/29/27	1,554,545
1,841,204	i	Avis Budget Car Rental LLC	LIBOR 1 M + 1.750%	2.740	08/06/27	1,476,038
		TOTAL TRANSPORTATION				3,030,583
301

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
UTILITIES - 0.2%
$3,503,159	i	Charter Communications Operating LLC	LIBOR 1 M + 1.750%	2.740%	04/30/25	$3,352,803
571,768	i	Vistra Operations Co LLC	LIBOR 1 M + 1.750%	2.739	12/31/25	541,036
		TOTAL UTILITIES				3,893,839

		TOTAL BANK LOAN OBLIGATIONS				22,283,708
		(Cost $24,489,624)

BONDS - 98.1%

CORPORATE BONDS - 33.2%

BANKS - 14.5%
2,000,000	g	Banco Bradesco S.A.		2.850	01/27/23	1,889,020
2,100,000	g	Banco de Credito del Peru		2.700	01/11/25	1,921,500
3,575,000	g	Banco del Estado de Chile		2.668	01/08/21	3,548,187
2,375,000	g	Banco del Estado de Chile		2.704	01/09/25	2,210,555
2,500,000	g	Banco do Brasil SA/Cayman		4.750	03/20/24	2,430,025
2,000,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	1,890,000
750,000	g	Banco Santander Mexico S.A.		4.125	11/09/22	727,125
5,125,000		Bancolombia S.A.		3.000	01/29/25	4,592,051
3,500,000		Bank of America Corp		2.250	04/21/20	3,499,440
5,000,000		Bank of America Corp		2.369	07/21/21	4,996,446
10,000,000		Bank of America Corp		2.328	10/01/21	9,984,640
8,700,000		Bank of America Corp		3.499	05/17/22	8,802,234
9,000,000	g	Bank of Montreal		2.500	01/11/22	9,280,663
6,200,000	g	Bank of Montreal		2.100	06/15/22	6,404,866
4,000,000	g	BNG Bank NV		3.125	11/08/21	4,166,149
6,160,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	6,277,156
5,000,000		CitiBank NA		2.100	06/12/20	4,990,480
5,000,000		CitiBank NA		2.125	10/20/20	5,001,160
5,000,000		CitiBank NA		3.165	02/19/22	5,029,224
5,000,000		CitiBank NA		2.844	05/20/22	5,008,023
4,000,000		Citigroup, Inc		2.650	10/26/20	4,013,243
1,720,000		Citigroup, Inc		4.500	01/14/22	1,789,067
1,300,000		Citigroup, Inc		2.312	11/04/22	1,292,327
3,000,000		Citigroup, Inc		3.142	01/24/23	3,037,431
3,000,000		Citizens Bank NA		2.250	10/30/20	3,006,770
10,000,000	g	Dexia Credit Local S.A.		2.875	01/29/22	10,390,186
4,000,000	g	Dexia Credit Local S.A.		2.375	09/20/22	4,149,880
1,555,000		Discover Bank		3.200	08/09/21	1,547,648
650,000		Discover Bank		3.350	02/06/23	652,698
5,000,000	g	DNB Boligkreditt AS.		3.250	06/28/23	5,338,954
1,900,000		Fifth Third Bancorp		2.875	07/27/20	1,890,296
16,000,000	g	HSBC Bank Canada		1.650	09/10/22	16,196,691
6,000,000		HSBC Holdings plc		2.650	01/05/22	5,990,496
1,975,000		HSBC USA, Inc		2.750	08/07/20	1,965,672
1,485,000		Huntington National Bank		3.125	04/01/22	1,504,660
5,000,000	g	Itau Unibanco Holding S.A.		3.250	01/24/25	4,663,500
1,445,000		JPMorgan Chase & Co		3.200	01/25/23	1,486,578
3,700,000		JPMorgan Chase & Co		3.207	04/01/23	3,770,740
5,000,000		JPMorgan Chase & Co		2.776	04/25/23	5,063,269
302

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$26,500,000		JPMorgan Chase Bank NA		3.086%	04/26/21	$26,488,953
6,320,000		KeyBank NA		3.300	02/01/22	6,459,996
3,000,000		Mitsubishi UFJ Financial Group, Inc		2.623	07/18/22	2,995,441
2,000,000	g	NBK SPC Ltd		2.750	05/30/22	1,970,368
6,050,000		PNC Bank NA		2.450	11/05/20	6,061,288
1,945,000		PNC Bank NA		2.500	01/22/21	1,947,785
10,000,000	g	Royal Bank of Canada		3.350	10/22/21	10,346,707
2,500,000		Santander UK plc		2.125	11/03/20	2,485,658
3,000,000	g	State Bank of India		4.000	01/24/22	2,998,561
1,000,000		Synchrony Bank		3.000	06/15/22	992,297
3,000,000		Toronto-Dominion Bank		1.850	09/11/20	2,996,155
3,000,000		Truist Financial Corp		2.150	02/01/21	2,996,467
1,720,000		Truist Financial Corp		2.900	03/03/21	1,723,897
1,680,000		Truist Financial Corp		3.750	12/06/23	1,782,058
1,355,000	g	Turkiye Is Bankasi		5.000	04/30/20	1,348,613
2,100,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	2.286	04/23/21	2,030,149
12,670,000		Wells Fargo Bank NA		3.325	07/23/21	12,690,724
3,000,000		Westpac Banking Corp		2.800	01/11/22	3,028,201
1,115,000		Zions Bancorp NA		3.350	03/04/22	1,093,243
		TOTAL BANKS				262,835,611

CAPITAL GOODS - 1.3%
1,500,000		Air Lease Corp		3.375	06/01/21	1,349,459
450,000		Air Lease Corp		2.250	01/15/23	375,921
4,400,000	g	BOC Aviation Ltd		3.500	10/10/24	4,714,776
3,850,000	g	Carrier Global Corp		1.923	02/15/23	3,789,993
3,371,000		General Electric Co		4.625	01/07/21	3,402,233
1,385,000	g	Gold Fields Orogen Holding BVI Ltd		4.875	10/07/20	1,335,071
2,000,000		Ingersoll-Rand Global Holding Co Ltd		2.900	02/21/21	1,982,905
42,000		Johnson Controls International plc		3.750	12/01/21	41,469
2,000,000		Northrop Grumman Corp		2.080	10/15/20	1,992,300
3,134,000		Roper Technologies, Inc		3.000	12/15/20	3,135,010
926,000		United Technologies Corp		3.650	08/16/23	973,620
		TOTAL CAPITAL GOODS				23,092,757

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
2,000,000		ADT Corp		4.125	06/15/23	1,954,980
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,954,980

CONSUMER DURABLES & APPAREL - 0.2%
3,200,000		Lennar Corp		4.750	04/01/21	3,168,000
		TOTAL CONSUMER DURABLES & APPAREL				3,168,000

DIVERSIFIED FINANCIALS - 5.9%
2,000,000		AerCap Ireland Capital DAC		3.950	02/01/22	1,742,238
3,000,000		American Express Co		2.200	10/30/20	2,991,709
2,050,000		American Express Co		2.750	05/20/22	2,092,851
1,000,000		Ameriprise Financial, Inc		3.000	03/22/22	1,012,287
750,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	760,870
2,500,000	g	Banco BTG Pactual S.A.		4.500	01/10/25	2,175,000
1,505,000		Bank of Montreal		2.900	03/26/22	1,523,939
1,645,000		BNP Paribas S.A.		2.375	05/21/20	1,645,570
4,000,000		Capital One Bank USA NA		3.375	02/15/23	3,913,400
303

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$845,000		Capital One Financial Corp	2.500%	05/12/20	$844,637
3,000,000		Capital One Financial Corp	2.400	10/30/20	2,993,815
1,355,000		Capital One Financial Corp	4.750	07/15/21	1,395,640
2,000,000		Deutsche Bank AG.	2.700	07/13/20	1,960,739
5,000,000		Deutsche Bank AG.	4.250	02/04/21	4,801,412
3,000,000		Discover Financial Services	3.850	11/21/22	3,061,528
1,200,000	g	Federation des Caisses Desjardins du Quebec	2.250	10/30/20	1,189,135
16,800,000	g	Federation des Caisses Desjardins du Quebec	1.950	09/26/22	16,824,685
4,500,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,348,125
1,300,000		GE Capital International Funding Co	2.342	11/15/20	1,292,642
2,170,000		General Motors Financial Co, Inc	3.150	06/30/22	1,958,918
5,000,000		General Motors Financial Co, Inc	3.550	07/08/22	4,619,350
1,870,000		Goldman Sachs Group, Inc	2.750	09/15/20	1,874,508
4,000,000		Goldman Sachs Group, Inc	2.875	02/25/21	4,014,100
5,000,000		Goldman Sachs Group, Inc	2.876	10/31/22	5,025,499
7,500,000		Morgan Stanley	2.800	06/16/20	7,498,950
6,105,000		Morgan Stanley	3.125	01/23/23	6,243,956
7,000,000	g	Nationwide Building Society	1.700	02/13/23	7,174,526
3,000,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	2,988,773
300,000	g	State Street Corp	2.825	03/30/23	302,738
3,000,000		Unilever Capital Corp	1.800	05/05/20	2,997,950
5,000,000		Unilever Capital Corp	3.000	03/07/22	5,166,641
		TOTAL DIVERSIFIED FINANCIALS			106,436,131

ENERGY - 1.5%
1,700,000		BP Capital Markets America, Inc	2.520	09/19/22	1,687,009
5,000,000		Energy Transfer Operating LP	4.500	04/15/24	4,460,155
3,771,000		Enterprise Products Operating LLC	2.800	02/15/21	3,765,790
2,000,000	g	GS Caltex Corp	3.000	06/04/24	2,057,960
3,650,000		Occidental Petroleum Corp	2.700	08/15/22	2,600,732
2,200,000	g	Pertamina Persero PT	4.875	05/03/22	2,199,480
1,500,000		Petroleos Mexicanos	5.375	03/13/22	1,276,500
795,000		Petroleos Mexicanos	2.000	12/20/22	804,539
764,500		Petroleos Mexicanos	2.378	04/15/25	783,779
2,709,000		Plains All American Pipeline LP	3.650	06/01/22	2,475,381
750,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	737,859
5,000,000	g	Saudi Arabian Oil Co	2.875	04/16/24	4,857,106
		TOTAL ENERGY			27,706,290

FOOD & STAPLES RETAILING - 1.1%
3,425,000	g	CK Hutchison International 17 Ltd	2.250	09/29/20	3,426,713
2,000,000		CVS Health Corp	2.800	07/20/20	2,000,374
1,500,000		CVS Health Corp	3.700	03/09/23	1,561,482
4,925,000		CVS Health Corp	2.625	08/15/24	4,939,748
2,000,000		Kroger Co	2.600	02/01/21	2,000,308
1,245,000		SYSCO Corp	2.600	10/01/20	1,233,237
5,000,000		Walmart, Inc	2.350	12/15/22	5,156,109
		TOTAL FOOD & STAPLES RETAILING			20,317,971

FOOD, BEVERAGE & TOBACCO - 0.7%
2,150,000		Altria Group, Inc	3.490	02/14/22	2,173,534
1,570,000		Altria Group, Inc	2.850	08/09/22	1,577,221
304

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Constellation Brands, Inc	3.750%	05/01/21	$2,002,228
2,940,000		General Mills, Inc	3.150	12/15/21	2,977,561
1,000,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	985,000
1,465,000		Reynolds American, Inc	3.250	06/12/20	1,460,605
1,300,000		Tyson Foods, Inc	2.250	08/23/21	1,307,157
		TOTAL FOOD, BEVERAGE & TOBACCO			12,483,306

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
5,000,000		Becton Dickinson & Co	2.404	06/05/20	4,984,436
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			4,984,436

INSURANCE - 0.4%
2,415,000		American International Group, Inc	3.375	08/15/20	2,420,717
2,500,000		Aon plc	2.800	03/15/21	2,501,047
1,570,000		Prudential Financial, Inc	4.500	11/15/20	1,580,841
		TOTAL INSURANCE			6,502,605

MATERIALS - 1.0%
5,000,000	g	Air Liquide Finance S.A.	1.750	09/27/21	4,978,172
3,000,000	g	Fresnillo plc	5.500	11/13/23	2,970,000
3,000,000	g	Indonesia Asahan Aluminiu	5.230	11/15/21	2,999,608
1,350,000	g	Midwest Connector Capital Co LLC	3.625	04/01/22	1,296,890
2,200,000		Newmont Goldcorp Corp	3.625	06/09/21	2,227,132
2,000,000	g	NV Chemicals Corp	5.250	08/01/23	1,736,360
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,537,753
3,000,000		Sasol Financing International plc	4.500	11/14/22	1,349,477
		TOTAL MATERIALS			19,095,392

MEDIA & ENTERTAINMENT - 0.4%
1,009,000		Charter Communications Operating LLC	3.579	07/23/20	1,005,864
967,000		Comcast Corp	2.850	01/15/23	995,598
2,000,000	g	Tencent Holdings Ltd	3.280	04/11/24	2,071,100
3,000,000		Walt Disney Co	1.650	09/01/22	3,019,043
		TOTAL MEDIA & ENTERTAINMENT			7,091,605

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
10,000,000	g	AbbVie, Inc	2.300	11/21/22	9,990,798
525,000		Allergan Funding SCS	3.800	03/15/25	537,609
3,300,000	g	Bayer US Finance II LLC	3.500	06/25/21	3,306,390
2,285,000	g	Bristol-Myers Squibb Co	2.875	08/15/20	2,293,013
2,000,000	g	Bristol-Myers Squibb Co	2.875	02/19/21	2,039,071
3,000,000	g	Bristol-Myers Squibb Co	2.550	05/14/21	3,035,058
2,500,000	g	Bristol-Myers Squibb Co	2.600	05/16/22	2,550,931
2,000,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	1,833,640
4,000,000		Teva Pharmaceutical Financial IV BV	3.650	11/10/21	3,847,320
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			29,433,830

REAL ESTATE - 0.6%
2,000,000		American Tower Corp	2.250	01/15/22	1,952,207
2,435,000		Digital Realty Trust LP	3.625	10/01/22	2,484,187
3,127,000		Duke Realty LP	3.875	10/15/22	3,240,194
2,141,000		Healthpeak Properties, Inc	4.250	11/15/23	2,023,200
305

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$850,000		Highwoods Realty LP	3.625%	01/15/23	$846,378
		TOTAL REAL ESTATE			10,546,166

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
2,500,000		Texas Instruments, Inc	2.250	09/04/29	2,523,307
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,523,307

SOFTWARE & SERVICES - 0.6%
500,000		Activision Blizzard, Inc	2.600	06/15/22	503,513
5,000,000		Adobe, Inc	1.900	02/01/25	5,044,416
5,146,000		Fiserv, Inc	3.500	10/01/22	5,182,095
		TOTAL SOFTWARE & SERVICES			10,730,024

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
1,420,000		Apple, Inc	2.250	02/23/21	1,433,039
1,850,000		Apple, Inc	1.700	09/11/22	1,885,929
5,000,000		Broadcom Corp	2.200	01/15/21	4,933,798
1,580,000	g	L3Harris Technologies, Inc	4.950	02/15/21	1,613,911
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			9,866,677

TELECOMMUNICATION SERVICES - 1.1%
4,440,000		AT&T, Inc	2.800	02/17/21	4,459,664
1,000,000		AT&T, Inc	3.200	03/01/22	1,014,429
7,000,000		AT&T, Inc	2.625	12/01/22	6,912,947
1,815,000		Verizon Communications, Inc	3.450	03/15/21	1,835,579
5,000,000		Verizon Communications, Inc	2.946	03/15/22	5,099,879
		TOTAL TELECOMMUNICATION SERVICES			19,322,498

TRANSPORTATION - 0.5%
3,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	2,860,850
1,100,000		Delta Air Lines, Inc	3.400	04/19/21	1,001,582
2,800,000		FedEx Corp	2.625	08/01/22	2,775,473
2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,090,645
		TOTAL TRANSPORTATION			8,728,550

UTILITIES - 0.8%
1,825,000		Berkshire Hathaway Energy Co	2.375	01/15/21	1,829,432
3,000,000		Dominion Energy, Inc	2.579	07/01/20	2,996,406
2,000,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	1,989,267
2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	2,003,288
3,050,000		NextEra Energy Capital Holdings, Inc	2.900	04/01/22	3,078,260
3,000,000	g	State Grid Overseas Investment Ltd	2.750	05/04/22	3,036,359
		TOTAL UTILITIES			14,933,012

		TOTAL CORPORATE BONDS			601,753,148
		(Cost $606,369,563)

GOVERNMENT BONDS - 36.9%

AGENCY SECURITIES - 5.0%
3,350,000	g	Hospital for Special Surgery	3.500	01/01/23	3,457,386
24,000,000		Iraq Government AID International Bond	2.149	01/18/22	24,777,901
306

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$12,175,000		Montefiore Medical Center		2.152%	10/20/26	$12,742,117
5,900,000		Private Export Funding Corp (PEFCO)		1.750	11/15/24	6,148,987
6,315,789		Reliance Industries Ltd		1.870	01/15/26	6,355,195
6,000,000		Reliance Industries Ltd		2.060	01/15/26	6,099,125
7,894,737		Reliance Industries Ltd		2.444	01/15/26	8,129,755
2,259,980		San Clemente Leasing LLC		3.030	11/22/22	2,311,724
6,000,000		Ukraine Government AID International Bonds		1.847	05/29/20	6,014,731
15,000,000		Ukraine Government AID International Bonds		1.471	09/29/21	15,242,287
		TOTAL AGENCY SECURITIES				91,279,208

FOREIGN GOVERNMENT BONDS - 10.0%
3,325,000	g	Arab Petroleum Investments Corp		4.125	09/18/23	3,324,615
815,000	†	Argentine Republic Government International Bond		6.875	04/22/21	234,313
7,000,000	g	Bermuda Government International Bond		4.138	01/03/23	6,947,500
3,250,000		Brazilian Government International Bond		2.625	01/05/23	3,266,250
9,000,000	g	CPPIB Capital, Inc		2.750	07/22/21	9,259,310
333,333	g	Dominican Republic Government International Bond		7.500	05/06/21	333,337
1,725,000	g	Egypt Government International Bond		5.577	02/21/23	1,595,173
1,500,000	g	Egypt Government International Bond		4.550	11/20/23	1,327,655
3,200,000		Export-Import Bank of India		4.000	01/14/23	3,142,701
1,700,000	g	Fondo MIVIVIENDA S.A.		3.500	01/31/23	1,602,692
500,000	g	Honduras Government International Bond		8.750	12/16/20	495,005
1,500,000	g	Honduras Government International Bond		7.500	03/15/24	1,455,015
10,000,000		International Bank for Reconstruction & Development		1.500	08/28/24	10,336,862
8,900,000	g	International Development Association		2.750	04/24/23	9,519,594
1,500,000		Japan Bank for International Cooperation		1.875	04/20/21	1,516,138
6,100,000		Japan Bank for International Cooperation		1.750	01/23/23	6,236,707
3,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	3,014,352
3,200,000	g	Japan Finance Organization for Municipalities		2.125	02/12/21	3,237,193
6,650,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	7,212,324
4,500,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	4,854,412
1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,153,739
3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,783,540
1,560,000	g	Kommunalbanken AS.		2.750	02/05/24	1,683,342
5,667,000	g	Kommuninvest I Sverige AB		2.625	09/15/22	5,948,083
2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	1.334	03/12/21	1,997,611
6,700,000	g	Korea Housing Finance Corp		2.000	10/11/21	6,735,778
1,875,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,944,113
500,000	g	Kuwait Government International Bond		2.750	03/20/22	502,536
2,025,000	g	Morocco Government International Bond		4.250	12/11/22	2,005,933
1,500,000	g	Namibia International Bonds		5.500	11/03/21	1,439,348
3,500,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	3,583,680
5,950,000	g	OMERS Finance Trust		2.500	05/02/24	6,363,096
15,000,000	g	Ontario Teachers’ Finance Trust		1.625	09/12/24	15,462,450
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	1,988,520
5,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	4,979,800
3,400,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	3,424,786
1,300,000		Province of New Brunswick Canada		8.750	05/01/22	1,505,170
3,000,000	g	Qatar Government International Bond		3.375	03/14/24	3,053,037
4,000,000	g	Qatar Government International Bond		4.000	03/14/29	4,283,234
6,800,000		Republic of Italy Government International Bond		2.375	10/17/24	6,720,714
1,500,000	g	Republic of Paraguay Government International Bond		4.625	01/25/23	1,500,015
2,000,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	1,955,761
307

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,625,000	g	Saudi Government International Bond	2.375%	10/26/21	$5,554,432
500,000	g	Senegal Goverment International Bond	8.750	05/13/21	489,383
6,500,000		Svensk Exportkredit AB	1.750	03/10/21	6,552,752
6,540,000		Svensk Exportkredit AB	1.750	12/12/23	6,773,070
		TOTAL FOREIGN GOVERNMENT BONDS			180,295,071

MORTGAGE BACKED - 0.0%
23,715	i	Federal Home Loan Mortgage Corp (FHLMC)	1.105	12/15/20	23,718
112		Federal National Mortgage Association (FNMA)	2.750	06/25/20	112
3,661		FNMA	5.500	09/25/22	3,797
11,798		FNMA	5.000	09/25/24	173
19,598	i	FNMA	1.247	11/25/34	19,593
		TOTAL MORTGAGE BACKED			47,393

MUNICIPAL BONDS - 2.3%
5,000,000		Bay Area Toll Authority	2.254	04/01/24	5,139,250
19,755,000		City of New York NY	2.280	08/01/25	19,815,845
10,000,000		Massachusetts Water Resources Authority	2.083	08/01/25	10,210,600
6,000,000		Massachusetts Water Resources Authority	3.104	08/01/39	5,982,540
		TOTAL MUNICIPAL BONDS			41,148,235

U.S. TREASURY SECURITIES - 19.6%
10,000,000		United States Treasury Note	2.125	06/30/21	10,247,266
48,010,000		United States Treasury Note	1.750	07/31/21	49,007,708
59,505,000		United States Treasury Note	1.500	09/30/21	60,648,612
27,750,000		United States Treasury Note	1.625	12/31/21	28,427,490
85,265,000		United States Treasury Note	0.500	03/15/23	85,797,906
68,000,000		United States Treasury Note	1.250	02/28/25	70,526,094
43,000,000		United States Treasury Note	1.875	07/31/26	46,648,281
3,250,000		United States Treasury Note	1.625	09/30/26	3,478,769
		TOTAL U.S. TREASURY SECURITIES			354,782,126

		TOTAL GOVERNMENT BONDS			667,552,033
		(Cost $652,426,038)

STRUCTURED ASSETS - 28.0%

ASSET BACKED - 8.1%
130,017		Aames Mortgage Trust (Step Bond)	7.396	06/25/32	125,849
		Series - 2002 1 (Class A3)
55,677	†,g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
1,941,394	i	Asset Backed Securities Corp Home Equity Loan Trust	2.355	03/15/32	1,842,531
		Series - 2002 HE1 (Class M1)
620,235	g	Avid Automobile Receivables Trust	2.840	08/15/23	616,775
		Series - 2018 1 (Class A)
1,769,085	g	Bank of The West Auto Trust	2.110	01/15/23	1,762,109
		Series - 2017 1 (Class A3)
930,570	i	Bear Stearns Asset Backed Securities Trust	2.177	08/25/43	885,108
		Series - 2005 SD1 (Class 1M3)
308

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,886,935	g	Capital Automotive REIT	3.870%	04/15/47	$1,653,488
		Series - 2017 1A (Class A1)
2,500,000	i	Capital One Multi-Asset Execution Trust	1.335	02/15/24	2,487,780
		Series - 2016 A2 (Class A2)
3,140,000		Carmax Auto Owner Trust	3.360	09/15/23	3,181,443
		Series - 2018 4 (Class A3)
1,615,000		Carmax Auto Owner Trust	3.050	03/15/24	1,642,075
		Series - 2019 1 (Class A3)
3,557		Centex Home Equity	5.540	01/25/32	3,498
		Series - 2002 A (Class AF6)
74,496	i	Centex Home Equity	1.592	03/25/34	67,760
		Series - 2004 B (Class M1)
122,341	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	110,203
		Series - 2004 2 (Class 1M2)
4,000,000	i	Chase Issuance Trust	1.255	06/15/23	3,964,875
		Series - 2016 A3 (Class A3)
459,007	g	CIG Auto Receivables Trust	2.710	05/15/23	457,541
		Series - 2017 1A (Class A)
2,000,000	i	Citibank Credit Card Issuance Trust	1.225	04/07/22	1,999,282
		Series - 2017 A4 (Class A4)
2,000,000	i	Citibank Credit Card Issuance Trust	1.375	08/08/24	1,971,600
		Series - 2017 A7 (Class A7)
2,000,000	i	Citibank Credit Card Issuance Trust	1.103	01/20/25	1,951,198
		Series - 2018 A2 (Class A2)
1,721,648	g,i	Citigroup Mortgage Loan Trust	2.631	09/25/36	1,532,051
		Series - 2006 AMC1 (Class A1)
335,985	g	Conn’s Receivables Funding	3.250	01/15/23	328,027
		Series - 2018 A (Class A)
913,297	g	Credit-Based Asset Servicing & Securitization LLC (Step Bond)	5.260	12/25/37	903,627
		Series - 2007 SP1 (Class A4)
3,500,000	i	Discover Card Execution Note Trust	0.935	12/15/23	3,457,022
		Series - 2018 A3 (Class A3)
2,000,000	i	Discover Card Execution Note Trust	1.035	08/15/25	1,956,446
		Series - 2018 A2 (Class A2)
2,443,750	g,i	Domino’s Pizza Master Issuer LLC	0.000	07/25/47	2,287,032
		Series - 2017 1A (Class A2I)
14,662,500	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	14,154,151
		Series - 2017 1A (Class A2II)
1,045,419		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	1,040,124
		Series - 2011 A (Class A1)
346,000		Fifth Third Auto Trust	1.800	02/15/22	345,325
		Series - 2017 1 (Class A3)
2,300,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	2,279,034
		Series - 2016 1 (Class A)
444,239	g	GLS Auto Receivables Trust	2.820	07/15/22	442,200
		Series - 2018 1A (Class A)
2,480,000		GM Financial Consumer Automobile Receivables Trust	3.210	10/16/23	2,512,191
		Series - 2018 4 (Class A3)
4,580,303	g	Hilton Grand Vacations Trust	3.540	02/25/32	4,565,875
		Series - 2018 AA (Class A)
309

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,160,000		Honda Auto Receivables Owner Trust	2.830%	03/20/23	$2,194,776
		Series - 2019 1 (Class A3)
1,938,819	g,i	Invitation Homes Trust	1.605	06/17/37	1,786,573
		Series - 2018 SFR2 (Class A)
2,557,868	g,i	Invitation Homes Trust	1.800	07/17/37	2,372,312
		Series - 2018 SFR3 (Class A)
1,563,000	g,i	Invitation Homes Trust	2.450	01/17/38	1,287,159
		Series - 2018 SFR4 (Class D)
1,235,908	g	Mid-State Capital Trust	7.000	12/15/45	1,273,730
		Series - 2010 1 (Class B)
14,270,420	g	MVW Owner Trust	2.220	10/20/38	13,099,747
		Series - 2019 2A (Class A)
1,800,684	g	MVW Owner Trust	2.440	10/20/38	1,659,718
		Series - 2019 2A (Class B)
1,406,355	g	New Residential Mortgage LLC	4.690	05/25/23	1,384,857
		Series - 2018 FNT1 (Class D)
1,296,846	g	New Residential Mortgage LLC	4.920	07/25/54	1,297,576
		Series - 2018 FNT2 (Class D)
2,985,000	i	Park Place Securities, Inc	2.192	01/25/36	2,837,581
		Series - 2005 WCH1 (Class M4)
8,323,250	g	Planet Fitness Master Issuer LLC	4.262	09/05/48	7,844,081
		Series - 2018 1A (Class A2I)
2,210,687	g	Progress Residential Trust	2.768	08/17/34	2,181,871
		Series - 2017 SFR1 (Class A)
123,444	g	Prosper Marketplace Issuance Trust	3.350	10/15/24	122,691
		Series - 2018 2A (Class A)
1,175,236	g	SoFi Professional Loan Program LLC	2.360	12/27/32	1,179,464
		Series - 2016 C (Class A2B)
1,642,203	g	SoFi Professional Loan Program LLC	2.340	04/25/33	1,643,804
		Series - 2016 D (Class A2B)
1,175,974	g	SoFi Professional Loan Program LLC	2.510	08/25/33	1,184,351
		Series - 2015 C (Class A2)
697,773	g	SoFi Professional Loan Program LLC	2.630	07/25/40	690,187
		Series - 2017 C (Class A2B)
1,100,000		Synchrony Card Issuance Trust	3.380	09/15/24	1,102,934
		Series - 2018 A1 (Class A)
1,160,834	g	Tax Ease Funding LLC	3.131	06/15/28	1,154,803
		Series - 2016 1A (Class A)
299,204	g	TCF Auto Receivables Owner Trust	1.930	06/15/22	297,086
		Series - 2016 PT1A (Class A)
2,528,000	g	TCF Auto Receivables Owner Trust	2.920	10/17/22	2,508,557
		Series - 2016 PT1A (Class B)
9,076,266	g	TES LLC	4.330	10/20/47	7,085,478
		Series - 2017 1A (Class A)
3,000,000		Toyota Auto Receivables Owner	2.050	09/15/22	2,994,982
		Series - 2017 B (Class A4)
1,990,000		Toyota Auto Receivables Owner	3.180	03/15/23	2,024,135
		Series - 2018 D (Class A3)
2,900,000	g	Tricon American Homes Trust	4.878	11/17/33	2,761,659
		Series - 2016 SFR1 (Class E)
2,154,645	g	Tricon American Homes Trust	2.716	09/17/34	2,117,161
		Series - 2017 SFR1 (Class A)
195,847		US Airways Pass Through Trust	7.076	03/20/21	203,389
		Series - 2001 1G (Class )
310

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$10,905,000		Verizon Owner Trust	3.380%	04/20/23	$10,533,159
		Series - 2018 A (Class B)
9,000,000		Verizon Owner Trust	3.020	09/20/23	8,835,567
		Series - 2019 A (Class B)
		TOTAL ASSET BACKED			146,185,609

OTHER MORTGAGE BACKED - 19.9%
8,084,835	g	1166 Avenue of the Americas Commercial Mortgage Trust II	5.690	10/13/37	8,401,648
		Series - 2005 C6A (Class A1)
1,500,000	g,i	20 Times Square Trust	3.100	05/15/35	1,427,094
		Series - 2018 20TS (Class B)
8,000,000	g,i	20 Times Square Trust	3.100	05/15/35	6,768,522
		Series - 2018 20TS (Class D)
374,732	g,i	ACE Securities Corp Manufactured Housing Trust	6.500	08/15/30	384,235
		Series - 2003 MH1 (Class M1)
3,145,000	g,i	Angel Oak Mortgage Trust	3.161	12/25/59	2,657,666
		Series - 2020 1 (Class M1)
161,305	i	Banc of America Funding	1.573	02/20/35	159,697
		Series - 2005 A (Class 5A3)
3,000,000	g,i	BBCMS Trust	4.284	09/10/28	2,972,194
		Series - 2015 STP (Class C)
1,802,405	i	Bear Stearns ALT-A Trust	1.547	06/25/34	1,731,604
		Series - 2004 4 (Class A1)
5,000,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.143	09/11/42	4,997,769
		Series - 2005 PWR9 (Class E)
2,388,501	g,i	BX Commercial Mortgage Trust	1.955	10/15/36	2,167,268
		Series - 2019 XL (Class C)
7,076,482	g,i	Chase Mortgage Trust	3.750	12/25/45	6,732,616
		Series - 2016 SH2 (Class M2)
28,946		Citicorp Mortgage Securities Trust	5.500	02/25/26	28,219
		Series - 2006 1 (Class 5A1)
2,000,000	g	Citigroup Commercial Mortgage Trust	3.896	05/10/36	1,854,940
		Series - 2019 PRM (Class C)
3,624,631	g,i	COMM Mortgage Trust	3.461	08/10/29	3,442,961
		Series - 2016 GCT (Class D)
3,623,360	g	COMM Mortgage Trust	3.397	03/10/46	3,533,699
		Series - 2013 CR6 (Class B)
2,014,904		COMM Mortgage Trust	4.701	03/10/47	2,016,800
		Series - 2014 UBS2 (Class B)
3,300,000	i	COMM Mortgage Trust	4.703	08/10/47	3,296,249
		Series - 2014 CR19 (Class B)
1,500,000	g,i	COMM Mortgage Trust	4.731	08/10/47	1,255,708
		Series - 2014 CR19 (Class D)
5,500,000	i	COMM Mortgage Trust	3.463	08/10/48	4,134,020
		Series - 2015 CR24 (Class D)
3,970,000	i	COMM Mortgage Trust	4.540	08/10/48	3,893,443
		Series - 2015 CR25 (Class B)
1,000,000	g,i	Commercial Mortgage Lease-Backed Certificates	7.961	06/20/31	1,041,330
		Series - 2001 CMLB (Class C)
1,768,370	i	Connecticut Avenue Securities	3.547	05/25/24	1,586,643
		Series - 2014 C02 (Class 1M2)
7,242,423	i	Connecticut Avenue Securities	3.947	07/25/24	6,626,819
		Series - 2014 C03 (Class 1M2)
311

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,250,005	i	Connecticut Avenue Securities	1.797%	09/25/29	$4,224,445
		Series - 2017 C02 (Class 2ED4)
2,870,269	i	Connecticut Avenue Securities	3.597	02/25/30	2,525,966
		Series - 2017 C06 (Class 1M2)
3,343,699	i	Connecticut Avenue Securities	1.847	08/25/30	3,075,226
		Series - 2018 C02 (Class 2EA2)
7,785,000	i	Connecticut Avenue Securities	1.797	10/25/30	7,364,944
		Series - 2018 C03 (Class 1EA2)
5,000,000	g,i	Connecticut Avenue Securities	2.947	07/25/39	4,223,918
		Series - 2019 R05 (Class 1M2)
913,213	g,i	Connecticut Avenue Securities	1.697	01/25/40	876,587
		Series - 2020 R02 (Class 2M1)
6,837,730	g,i	Connecticut Avenue Securities	1.747	01/25/40	6,537,919
		Series - 2020 R01 (Class 1M1)
2,825,000	g	Credit Suisse Commercial Mortgage Trust	3.304	09/15/37	2,779,315
		Series - 2014 USA (Class A1)
12,000,000	g,i	Credit Suisse Commercial Mortgage Trust	5.896	01/15/49	14,251,800
		Series - 2007 C2 (Class C)
216,014		Credit Suisse First Boston Mortgage Securities Corp	5.750	09/25/33	219,503
		Series - 2003 23 (Class 3A4)
3,800,000	g,i	DBUBS Mortgage Trust	5.530	07/10/44	3,832,829
		Series - 2011 LC2A (Class C)
3,900,000	g,i	DBUBS Mortgage Trust	5.530	07/10/44	3,734,131
		Series - 2011 LC2A (Class D)
3,130,000	g,i	DBUBS Mortgage Trust	5.689	11/10/46	3,071,437
		Series - 2011 LC1A (Class C)
1,120,000	g,i	DBUBS Mortgage Trust	5.689	11/10/46	1,086,646
		Series - 2011 LC1A (Class D)
3,000,000	g,i	DBUBS Mortgage Trust	5.689	11/10/46	2,848,230
		Series - 2011 LC1A (Class E)
216,830		Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond)	5.440	07/25/34	212,051
		Series - 2004 5 (Class A5B)
1,679,419	g,i	Flagstar Mortgage Trust	3.500	10/25/47	1,662,422
		Series - 2017 2 (Class A5)
636,148	g,i	Flagstar Mortgage Trust	4.000	07/25/48	630,622
		Series - 2018 4 (Class A4)
930,823	g,i	Galton Funding Mortgage Trust	4.500	10/25/58	933,580
		Series - 2018 2 (Class A41)
1,050,000	g	GS Mortgage Securities Corp II	3.419	10/10/32	975,519
		Series - 2017 SLP (Class A)
3,000,000	g	GS Mortgage Securities Corp II	2.954	11/05/34	2,943,176
		Series - 2012 BWTR (Class A)
2,598,000	g,i	GS Mortgage Securities Corp II	4.403	02/10/46	2,288,797
		Series - 2013 GC10 (Class D)
4,500,000	g,i	GS Mortgage Securities Trust	1.795	10/15/31	4,307,234
		Series - 2018 HART (Class A)
2,750,000	g,i	GS Mortgage Securities Trust	3.550	07/10/52	2,432,293
		Series - 2019 GC40 (Class DBC)
435,225		IMC Home Equity Loan Trust (Step Bond)	5.432	08/20/29	432,205
		Series - 1998 3 (Class A7)
115,096	i	Impac CMB Trust	1.607	03/25/35	99,306
		Series - 2004 11 (Class 2A1)
312

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.021%	07/05/32	$597,002
		Series - 2012 HSBC (Class C)
2,099,173	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.070	11/15/43	2,046,933
		Series - 2010 C2 (Class A3)
3,843,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.079	01/15/46	3,641,165
		Series - 2013 C13 (Class C)
1,799,996	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.717	02/15/46	1,819,582
		Series - 2011 C3 (Class A4)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.013	02/15/46	2,003,052
		Series - 2011 C3 (Class B)
6,170,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.360	02/15/46	6,015,004
		Series - 2011 C3 (Class C)
7,862,511	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	7,894,732
		Series - 2017 1 (Class A3)
5,826,087	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	5,801,509
		Series - 2017 3 (Class 1A5)
6,196,608	g,i	JP Morgan Mortgage Trust	3.500	06/25/48	6,187,180
		Series - 2018 1 (Class A5)
445,626	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	444,682
		Series - 2018 9 (Class A5)
4,503,863	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	4,451,783
		Series - 2018 9 (Class A15)
445,119		JPMBB Commercial Mortgage Securities Trust	3.657	09/15/47	457,938
		Series - 2014 C23 (Class ASB)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.554	09/15/47	985,331
		Series - 2014 C22 (Class B)
8,000,000	g	MMAF Equipment Finance LLC	2.010	12/12/24	7,819,829
		Series - 2019 B (Class A3)
1,910,069	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	1,868,302
		Series - 2014 C19 (Class LNC1)
293,096	i	Morgan Stanley Capital I Trust	1.772	08/25/34	280,125
		Series - 2004 HE6 (Class M1)
4,214,000	g,i	Morgan Stanley Capital I Trust	5.800	06/12/47	4,070,859
		Series - 2005 T19 (Class F)
3,000,000	g,i	Morgan Stanley Capital I Trust	5.800	06/12/47	2,861,353
		Series - 2005 T19 (Class G)
1,500,000	g	Morgan Stanley Capital I Trust	4.193	09/15/47	1,203,681
		Series - 2011 C1 (Class F)
495,545	g,i	Morgan Stanley Dean Witter Capital I Trust	7.587	07/15/33	505,775
		Series - 2001 TOP3 (Class E)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust	3.790	11/15/32	2,430,592
		Series - 2018 285M (Class C)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust	2.205	07/15/36	2,339,573
		Series - 2019 MILE (Class A)
7,500,000	g,i	Natixis Commercial Mortgage Securities Trust	2.905	07/15/36	7,112,302
		Series - 2019 MILE (Class C)
1,000,000	g	Natixis Commercial Mortgage Securities Trust	2.966	12/15/38	962,817
		Series - 2020 2PAC (Class A)
313

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,075,295	g,i	New Residential Mortgage Loan Trust	3.750%	05/28/52	$1,105,097
		Series - 2015 1A (Class A3)
1,104,168	g,i	New Residential Mortgage Loan Trust	3.750	05/25/54	1,133,249
		Series - 2014 2A (Class A3)
623,973	g,i	New Residential Mortgage Loan Trust	3.750	11/25/54	645,267
		Series - 2014 3A (Class AFX3)
1,200,682	g,i	New Residential Mortgage Loan Trust	3.750	03/25/56	1,235,479
		Series - 2016 1A (Class A1)
1,374,872	g,i	New Residential Mortgage Loan Trust	4.000	02/25/57	1,423,203
		Series - 2017 1A (Class A1)
1,826,006	g,i	New Residential Mortgage Loan Trust	4.000	12/25/57	1,887,682
		Series - 2018 1A (Class A1A)
1,466,022	g,i	New Residential Mortgage Loan Trust	4.750	12/25/57	1,529,480
		Series - 2018 5A (Class A1)
369,519	i	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates	1.622	04/25/35	368,537
		Series - 2005 2 (Class M2)
2,000,000	g	RBS Commercial Funding, Inc Trust	3.511	03/11/31	1,904,903
		Series - 2013 SMV (Class B)
1,796,219	g	Sequoia Mortgage Trust	4.000	12/25/43	1,813,763
		Series - 2013 12 (Class A1)
233,920	g,i	Sequoia Mortgage Trust	3.500	02/25/47	235,266
		Series - 2017 1 (Class A4)
4,542,000	g,i	Sequoia Mortgage Trust	3.500	02/25/47	4,535,087
		Series - 2017 2 (Class A10)
556,570	g,i	Sequoia Mortgage Trust	3.500	02/25/47	561,052
		Series - 2017 2 (Class A4)
8,846,176	g,i	Sequoia Mortgage Trust	3.500	04/25/47	8,886,291
		Series - 2017 3 (Class A4)
9,398,189	g,i	Sequoia Mortgage Trust	3.500	09/25/47	9,459,737
		Series - 2017 6 (Class A4)
27,763,815	g,i	Sequoia Mortgage Trust	3.500	03/25/48	27,637,143
		Series - 2018 3 (Class A4)
3,740,623	g,i	Sequoia Mortgage Trust	4.000	02/25/49	3,674,172
		Series - 2019 1 (Class A4)
15,769,637	g,i	Sequoia Mortgage Trust	3.500	02/25/50	15,869,650
		Series - 2020 1 (Class A4)
1,984,128	g,i	Sequoia Mortgage Trust	3.500	03/25/50	1,992,267
		Series - 2020 2 (Class A4)
4,569,755	g,i	Shellpoint Co-Originator Trust	3.500	04/25/47	4,577,161
		Series - 2017 1 (Class A4)
700,784	g,i	Shellpoint Co-Originator Trust	3.500	10/25/47	700,900
		Series - 2017 2 (Class A4)
1,423,727	i	Structured Adjustable Rate Mortgage Loan Trust	1.317	07/25/34	1,351,150
		Series - 2004 9XS (Class A)
63,834	i	Structured Agency Credit Risk Debt Note (STACR)	3.547	12/25/27	63,648
		Series - 2015 DNA2 (Class M2)
994,214	i	STACR	2.247	03/25/29	980,185
		Series - 2016 DNA4 (Class M2)
866,993	i	STACR	2.247	04/25/29	881,615
		Series - 2016 HQA4 (Class M2)
5,000,000	i	STACR	4.197	07/25/29	4,399,993
		Series - 2017 DNA1 (Class M2)
314

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,285,656	i	STACR	2.147%	10/25/29	$9,041,268
		Series - 2017 DNA2 (Class M1)
5,432,096	i	STACR	1.697	03/25/30	5,343,324
		Series - 2017 DNA3 (Class M1)
1,253,038	i	STACR	3.297	04/25/30	1,075,725
		Series - HQA3 (Class M2)
1,650,978	g,i	STACR	3.729	02/25/48	1,640,465
		Series - 2018 SPI1 (Class M1)
340,643	g,i	STACR	4.148	08/25/48	332,608
		Series - 2018 SPI3 (Class M1)
3,723,000	g,i	UBS-Citigroup Commercial Mortgage Trust	6.051	01/10/45	3,817,531
		Series - 2011 C1 (Class B)
1,652,761	g,i	Verus Securitization Trust	4.108	10/25/58	1,620,577
		Series - 2018 3 (Class A1)
300,000	g,i	VNDO Mortgage Trust	3.947	12/13/29	296,579
		Series - 2013 PENN (Class C)
2,460,000	g,i	VNDO Mortgage Trust	3.947	12/13/29	2,432,057
		Series - 2013 PENN (Class B)
697,611	i	Wachovia Bank Commercial Mortgage Trust	5.748	04/15/47	682,766
		Series - 2007 C31 (Class F)
3,674,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	3,693,566
		Series - 2012 LC5 (Class AS)
896,000	g,i	Wells Fargo Commercial Mortgage Trust	4.760	10/15/45	803,988
		Series - 2012 LC5 (Class D)
1,928,543	g	WFRBS Commercial Mortgage Trust	4.375	03/15/44	1,950,278
		Series - 2011 C3 (Class A4)
4,500,000	i	WFRBS Commercial Mortgage Trust	3.714	03/15/45	4,423,501
		Series - 2013 C11 (Class B)
2,500,000	i	WFRBS Commercial Mortgage Trust	4.204	11/15/47	2,419,497
		Series - 2014 C24 (Class B)
		TOTAL OTHER MORTGAGE BACKED			360,908,053

		TOTAL STRUCTURED ASSETS			507,093,662
		(Cost $531,892,788)

		TOTAL BONDS			1,776,398,843
		(Cost $1,790,688,389)

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.8%
6,000,000		Federal Farm Credit Bank (FFCB)	0.130	07/13/20	5,998,455
5,320,000		Federal Home Loan Bank (FHLB)	0.001	05/18/20	5,319,514
3,000,000		FHLB	0.080	07/27/20	2,999,123
		TOTAL GOVERNMENT AGENCY DEBT			14,317,092

		TOTAL SHORT-TERM INVESTMENTS			14,317,092
		(Cost $14,316,982)
		TOTAL INVESTMENTS - 100.1%			1,812,999,643
		(Cost $1,829,494,995)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(2,653,920)
		NET ASSETS - 100.0%			$1,810,345,723
315

TIAA-CREF FUNDS – Short-Term Bond Fund

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $701,189,257 or 38.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Futures contracts outstanding as of March 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Long Bond (CBT)	(40)	06/19/20	$(6,808,962)	$(7,162,500)	$(353,538)
US 10 Year Note (CBT)	(115)	06/19/20	(15,333,344)	(15,949,062)	(615,718)
Total	(155)		$(22,142,306)	$(23,111,562)	$(969,256)
316

TIAA-CREF FUNDS – Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2020

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 23.2%

AUTOMOBILES & COMPONENTS - 0.1%
$200,000	Honeywell International, Inc	1.850%	11/01/21	$200,065
100,000	Toyota Motor Corp	3.183	07/20/21	101,657
250,000	Toyota Motor Corp	2.157	07/02/22	248,458
	TOTAL AUTOMOBILES & COMPONENTS			550,180

BANKS - 6.6%
400,000	Banco Santander S.A.	3.125	02/23/23	396,546
300,000	Bank of America Corp	5.875	01/05/21	306,023
250,000	Bank of America Corp	2.369	07/21/21	249,822
300,000	Bank of America Corp	2.738	01/23/22	299,638
300,000	Bank of America Corp	3.499	05/17/22	303,525
200,000	Bank of America Corp	2.503	10/21/22	200,452
500,000	Bank of America Corp	3.300	01/11/23	517,875
1,500,000	Bank of America Corp	2.881	04/24/23	1,505,760
250,000	Bank of America NA	3.335	01/25/23	249,808
100,000	Bank of Nova Scotia	2.500	01/08/21	100,276
298,000	Bank of Nova Scotia	2.450	03/22/21	298,939
200,000	Bank of Nova Scotia	3.125	04/20/21	202,103
300,000	Bank of Nova Scotia	2.700	03/07/22	305,661
300,000	Bank of Nova Scotia	2.000	11/15/22	301,155
150,000	Bank of Nova Scotia	2.375	01/18/23	150,911
500,000	Bank of Nova Scotia	1.950	02/01/23	497,121
200,000	Bank of Nova Scotia	4.650	N/A‡	152,750
200,000	Barclays Bank plc	2.650	01/11/21	199,366
200,000	Barclays plc	3.250	01/12/21	198,662
850,000	Barclays plc	4.610	02/15/23	864,822
250,000	BBVA USA	3.500	06/11/21	248,660
300,000	BPCE S.A.	2.650	02/03/21	297,395
150,000	Canadian Imperial Bank of Commerce	2.700	02/02/21	150,593
200,000	Canadian Imperial Bank of Commerce	2.606	07/22/23	201,662
300,000	Capital One NA	2.950	07/23/21	300,838
600,000	Capital One NA	2.150	09/06/22	584,956
100,000	CitiBank NA	2.125	10/20/20	100,023
500,000	CitiBank NA	2.850	02/12/21	502,424
250,000	CitiBank NA	3.400	07/23/21	253,819
500,000	CitiBank NA	2.844	05/20/22	500,802
200,000	Citigroup, Inc	2.700	03/30/21	200,832
500,000	Citigroup, Inc	2.750	04/25/22	502,597
510,000	Citigroup, Inc	2.700	10/27/22	513,318
100,000	Citigroup, Inc	2.312	11/04/22	99,410
750,000	Citigroup, Inc	2.876	07/24/23	755,880
250,000	Citizens Bank NA	2.250	10/30/20	250,564
250,000	Citizens Bank NA	3.250	02/14/22	253,278
200,000	Comerica, Inc	2.500	06/02/20	200,012
317

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$295,000	Commonwealth Bank of Australia	2.550%	03/15/21	$295,330
700,000	Cooperatieve Rabobank UA	3.875	02/08/22	722,183
300,000	Cooperatieve Rabobank UA/NY	2.500	01/19/21	300,139
250,000	Cooperatieve Rabobank UA/NY	3.125	04/26/21	251,834
250,000	Cooperatieve Rabobank UA/NY	2.750	01/10/23	253,374
250,000	Discover Bank	3.100	06/04/20	249,625
500,000	Fifth Third Bank	2.250	06/14/21	497,550
200,000	Fifth Third Bank	3.350	07/26/21	201,510
250,000	Fifth Third Bank	1.800	01/30/23	246,400
250,000	First Republic Bank	1.912	02/12/24	239,770
175,000	FNB Corp	2.200	02/24/23	171,649
1,000,000	HSBC Holdings plc	2.950	05/25/21	1,006,309
350,000	HSBC Holdings plc	4.000	03/30/22	359,554
500,000	HSBC Holdings plc	3.262	03/13/23	500,728
380,000	HSBC Holdings plc	3.033	11/22/23	377,198
250,000	Huntington National Bank	3.250	05/14/21	251,925
250,000	Huntington National Bank	3.125	04/01/22	253,310
250,000	Huntington National Bank	1.800	02/03/23	245,048
200,000	ING Groep NV	3.150	03/29/22	200,901
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	1,004,785
140,000	JPMorgan Chase & Co	3.250	09/23/22	144,247
500,000	JPMorgan Chase & Co	3.200	01/25/23	514,387
1,450,000	JPMorgan Chase & Co	3.207	04/01/23	1,477,722
250,000	JPMorgan Chase & Co	2.776	04/25/23	253,163
250,000	KeyBank NA	3.300	02/01/22	255,538
250,000	KeyBank NA	3.375	03/07/23	255,239
250,000	KeyBank NA	1.250	03/10/23	244,835
100,000	Lloyds Bank plc	2.700	08/17/20	98,781
700,000	Lloyds Bank plc	2.250	08/14/22	697,289
200,000	Lloyds Banking Group plc	2.858	03/17/23	197,170
100,000	Mitsubishi UFJ Financial Group, Inc	3.535	07/26/21	101,404
300,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	305,846
300,000	Mitsubishi UFJ Financial Group, Inc	3.218	03/07/22	304,130
700,000	Mitsubishi UFJ Financial Group, Inc	2.623	07/18/22	698,936
300,000	Mizuho Financial Group, Inc	2.953	02/28/22	302,955
250,000	Mizuho Financial Group, Inc	2.601	09/11/22	249,986
200,000	Mizuho Financial Group, Inc	2.721	07/16/23	201,141
250,000	MUFG Union Bank NA	3.150	04/01/22	249,974
250,000	MUFG Union Bank NA	2.100	12/09/22	246,771
250,000	National Australia Bank Ltd	2.500	01/12/21	250,349
250,000	National Australia Bank Ltd	3.700	11/04/21	254,145
500,000	National Australia Bank Ltd	1.875	12/13/22	497,005
250,000	National Bank of Canada	2.100	02/01/23	248,787
200,000	Northern Trust Corp	2.375	08/02/22	206,436
250,000	PNC Bank NA	2.450	11/05/20	250,466
250,000	PNC Bank NA	2.500	01/22/21	250,358
750,000	PNC Bank NA	2.625	02/17/22	758,578
250,000	PNC Bank NA	2.232	07/22/22	250,629
250,000	PNC Bank NA	2.028	12/09/22	250,560
250,000	PNC Bank NA	1.743	02/24/23	245,963
250,000	Regions Bank	2.750	04/01/21	246,870
250,000	Regions Bank	3.374	08/13/21	250,379
300,000	Royal Bank of Canada	3.200	04/30/21	303,541
500,000	Royal Bank of Canada	2.750	02/01/22	511,232
318

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Royal Bank of Canada	2.800%	04/29/22	$101,244
250,000		Royal Bank of Canada	1.950	01/17/23	247,471
260,000		Royal Bank of Scotland Group plc	6.125	12/15/22	268,188
300,000		Royal Bank of Scotland Group plc	3.498	05/15/23	296,188
150,000		Santander Holdings USA, Inc	3.244	10/05/26	133,933
200,000		Santander UK Group Holdings plc	2.875	10/16/20	199,922
200,000		Santander UK plc	2.125	11/03/20	198,853
200,000		Santander UK plc	2.500	01/05/21	194,609
200,000		Santander UK plc	3.400	06/01/21	200,339
200,000		Santander UK plc	3.750	11/15/21	194,649
300,000		Skandinaviska Enskilda Banken AB	2.800	03/11/22	294,743
250,000		Sumitomo Mitsui Banking Corp	2.650	07/23/20	248,010
800,000		Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	803,649
200,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	202,751
152,000		Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	152,185
250,000		Svenska Handelsbanken AB	3.350	05/24/21	252,967
300,000		Svenska Handelsbanken AB	1.875	09/07/21	293,420
250,000		Synchrony Bank	3.650	05/24/21	246,893
250,000		Synovus Bank	2.289	02/10/23	246,365
100,000		Toronto-Dominion Bank	2.550	01/25/21	98,846
250,000		Toronto-Dominion Bank	3.250	06/11/21	255,197
400,000		Toronto-Dominion Bank	1.900	12/01/22	399,695
100,000		Truist Bank	3.525	10/26/21	100,086
250,000		Truist Bank	2.800	05/17/22	253,127
200,000		Truist Bank	3.502	08/02/22	202,225
250,000		Truist Bank	1.250	03/09/23	242,258
100,000		Truist Financial Corp	2.150	02/01/21	99,882
100,000		Truist Financial Corp	3.200	09/03/21	100,624
300,000		Truist Financial Corp	2.750	04/01/22	301,916
200,000		Truist Financial Corp	3.050	06/20/22	204,222
250,000		Truist Financial Corp	2.200	03/16/23	250,468
500,000		US Bancorp	2.625	01/24/22	506,367
800,000		US Bancorp	2.950	07/15/22	815,831
850,000		Wells Fargo Bank NA	2.600	01/15/21	853,708
250,000		Wells Fargo Bank NA	3.325	07/23/21	250,409
250,000		Wells Fargo Bank NA	3.625	10/22/21	256,836
350,000		Wells Fargo Bank NA	2.897	05/27/22	351,840
500,000		Wells Fargo Bank NA	2.082	09/09/22	497,636
100,000		Westpac Banking Corp	2.650	01/25/21	100,358
550,000		Westpac Banking Corp	2.500	06/28/22	550,127
300,000		Westpac Banking Corp	2.000	01/13/23	296,557
300,000		Zions Bancorp NA	3.500	08/27/21	299,649
250,000		Zions Bancorp NA	3.350	03/04/22	245,122
		TOTAL BANKS			44,731,577

CAPITAL GOODS - 1.3%
200,000		ABB Finance USA, Inc	3.375	04/03/23	207,908
100,000		Air Lease Corp	2.500	03/01/21	91,974
100,000		Air Lease Corp	3.500	01/15/22	91,133
350,000		Air Lease Corp	2.250	01/15/23	292,383
250,000		Aircastle Ltd	5.125	03/15/21	248,154
300,000		Applied Materials, Inc	4.300	06/15/21	309,104
375,000	g	Carrier Global Corp	1.923	02/15/23	369,155
319

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Caterpillar Financial Services Corp	2.900%	03/15/21	$100,823
250,000	Caterpillar Financial Services Corp	2.650	05/17/21	253,120
200,000	Caterpillar Financial Services Corp	3.150	09/07/21	203,525
150,000	Caterpillar Financial Services Corp	2.950	02/26/22	152,806
750,000	Caterpillar Financial Services Corp	1.900	09/06/22	746,892
200,000	CNH Industrial Capital LLC	3.875	10/15/21	198,921
250,000	Eaton Corp	2.750	11/02/22	252,649
200,000	Fortive Corp	2.350	06/15/21	194,421
660,000	General Dynamics Corp	3.000	05/11/21	666,910
500,000	General Electric Co	4.625	01/07/21	504,633
300,000	General Electric Co	4.650	10/17/21	305,835
550,000	General Electric Co	2.700	10/09/22	540,973
100,000	Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	99,145
100,000	John Deere Capital Corp	2.350	01/08/21	100,160
500,000	John Deere Capital Corp	2.550	01/08/21	501,668
200,000	John Deere Capital Corp	2.300	06/07/21	200,852
100,000	John Deere Capital Corp	3.125	09/10/21	101,563
100,000	John Deere Capital Corp	3.200	01/10/22	102,151
250,000	John Deere Capital Corp	2.950	04/01/22	255,300
100,000	John Deere Capital Corp	1.950	06/13/22	99,856
250,000	John Deere Capital Corp	2.700	01/06/23	252,747
125,000	John Deere Capital Corp	1.200	04/06/23	122,375
250,000	Lockheed Martin Corp	3.100	01/15/23	253,549
120,000	Mosaic Co	3.250	11/15/22	117,567
200,000	Northrop Grumman Corp	2.080	10/15/20	199,230
160,000	Raytheon Co	2.500	12/15/22	163,710
200,000	Rockwell Collins, Inc	2.800	03/15/22	202,048
100,000	Roper Technologies, Inc	3.000	12/15/20	100,032
200,000	Stanley Black & Decker, Inc	2.900	11/01/22	199,989
	TOTAL CAPITAL GOODS			8,803,261

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
200,000	eBay, Inc	2.875	08/01/21	198,146
200,000	eBay, Inc	3.800	03/09/22	202,846
100,000	Equifax, Inc	3.600	08/15/21	99,734
100,000	Moody’s Corp	3.250	06/07/21	100,045
200,000	Republic Services, Inc	5.250	11/15/21	211,658
180,000	Visa, Inc	2.150	09/15/22	184,106
300,000	Visa, Inc	2.800	12/14/22	312,036
150,000	Waste Management, Inc	4.600	03/01/21	149,209
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,457,780

CONSUMER DURABLES & APPAREL - 0.0%
100,000	DR Horton, Inc	2.550	12/01/20	98,609
	TOTAL CONSUMER DURABLES & APPAREL			98,609

CONSUMER SERVICES - 0.1%
250,000	Marriott International, Inc	3.125	10/15/21	224,393
200,000	Marriott International, Inc	2.125	10/03/22	179,956
300,000	McDonald’s Corp	2.625	01/15/22	303,264
200,000	Starbucks Corp	3.100	03/01/23	205,670
	TOTAL CONSUMER SERVICES			913,283
320

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
DIVERSIFIED FINANCIALS - 4.1%
$300,000	AerCap Ireland Capital DAC	4.250%	07/01/20	$295,949
200,000	AerCap Ireland Capital DAC	5.000	10/01/21	179,408
150,000	AerCap Ireland Capital DAC	4.450	12/16/21	133,704
300,000	AerCap Ireland Capital DAC	3.950	02/01/22	261,336
300,000	Ally Financial, Inc	4.125	02/13/22	294,594
125,000	American Express Co	3.000	02/22/21	125,830
300,000	American Express Co	3.375	05/17/21	303,471
200,000	American Express Co	3.700	11/05/21	206,259
190,000	American Express Co	2.650	12/02/22	192,197
300,000	American Express Co	3.400	02/27/23	310,776
100,000	American Honda Finance Corp	3.150	01/08/21	100,500
100,000	American Honda Finance Corp	2.650	02/12/21	99,984
200,000	American Honda Finance Corp	3.375	12/10/21	201,248
250,000	American Honda Finance Corp	1.950	05/20/22	246,294
100,000	Ameriprise Financial, Inc	3.000	03/22/22	101,229
250,000	Australia & New Zealand Banking Group Ltd	3.300	05/17/21	252,295
300,000	Australia & New Zealand Banking Group Ltd	2.625	05/19/22	304,348
250,000	Australia & New Zealand Banking Group Ltd	2.050	11/21/22	250,372
125,000	Bank of Montreal	3.100	04/13/21	126,385
500,000	Bank of Montreal	2.900	03/26/22	506,292
500,000	Bank of Montreal	2.050	11/01/22	500,113
300,000	Bank of New York Mellon Corp	2.500	04/15/21	299,825
300,000	Bank of New York Mellon Corp	2.600	02/07/22	302,458
100,000	Bank of New York Mellon Corp	1.950	08/23/22	100,541
250,000	Bank of New York Mellon Corp	1.850	01/27/23	251,071
500,000	Bank of New York Mellon Corp	2.661	05/16/23	501,864
200,000	Berkshire Hathaway, Inc	2.200	03/15/21	201,388
200,000	BlackRock, Inc	3.375	06/01/22	206,395
250,000	BNP Paribas S.A.	5.000	01/15/21	254,892
475,000	Capital One Bank USA NA	2.014	01/27/23	463,899
330,000	Capital One Bank USA NA	3.375	02/15/23	322,855
100,000	Capital One Financial Corp	3.450	04/30/21	100,163
100,000	Celanese US Holdings LLC	4.625	11/15/22	97,336
200,000	Charles Schwab Corp	3.250	05/21/21	201,474
750,000	Credit Suisse AG.	2.100	11/12/21	746,600
651,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	650,352
250,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	251,581
100,000	Deutsche Bank AG.	2.700	07/13/20	98,037
200,000	Deutsche Bank AG.	3.125	01/13/21	195,698
300,000	Deutsche Bank AG.	3.150	01/22/21	293,085
650,000	Deutsche Bank AG.	4.250	02/04/21	624,184
150,000	Deutsche Bank AG.	5.000	02/14/22	147,924
350,000	Deutsche Bank AG.	3.300	11/16/22	327,837
200,000	Diageo Investment Corp	2.875	05/11/22	201,591
140,000	Discover Financial Services	3.850	11/21/22	142,871
500,000	GE Capital International Funding Co	2.342	11/15/20	497,170
300,000	General Motors Financial Co, Inc	2.650	04/13/20	299,767
100,000	General Motors Financial Co, Inc	2.450	11/06/20	97,039
300,000	General Motors Financial Co, Inc	4.200	03/01/21	288,720
400,000	General Motors Financial Co, Inc	3.550	04/09/21	383,266
250,000	General Motors Financial Co, Inc	4.200	11/06/21	237,690
650,000	General Motors Financial Co, Inc	3.550	07/08/22	600,515
321

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	General Motors Financial Co, Inc	3.250%	01/05/23	$277,510
200,000	Goldman Sachs Group, Inc	2.600	12/27/20	200,010
300,000	Goldman Sachs Group, Inc	2.875	02/25/21	301,058
1,000,000	Goldman Sachs Group, Inc	5.750	01/24/22	1,061,020
250,000	Goldman Sachs Group, Inc	3.000	04/26/22	251,803
840,000	Goldman Sachs Group, Inc	3.200	02/23/23	857,154
150,000	IBM Credit LLC	3.450	11/30/20	151,611
150,000	IBM Credit LLC	2.650	02/05/21	150,339
300,000	Intercontinental Exchange, Inc	2.750	12/01/20	300,375
300,000	International Lease Finance Corp	5.875	08/15/22	268,192
250,000	Jefferies Group LLC	5.125	01/20/23	254,514
750,000	Landwirtschaftliche Rentenbank	1.750	09/24/21	763,356
750,000	Morgan Stanley	2.800	06/16/20	749,895
800,000	Morgan Stanley	5.500	07/28/21	830,512
500,000	Morgan Stanley	2.750	05/19/22	505,298
980,000	Morgan Stanley	3.125	01/23/23	1,002,306
200,000	National Rural Utilities Cooperative Finance Corp	1.750	01/21/22	200,225
200,000	National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	195,608
250,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	251,051
125,000	Oesterreichische Kontrollbank AG.	2.875	09/07/21	128,961
250,000	Oesterreichische Kontrollbank AG.	2.625	01/31/22	258,930
300,000	Oesterreichische Kontrollbank AG.	1.625	09/17/22	307,199
100,000	PACCAR Financial Corp	3.150	08/09/21	98,842
100,000	PACCAR Financial Corp	2.850	03/01/22	99,540
100,000	PACCAR Financial Corp	2.650	05/10/22	99,992
200,000	PACCAR Financial Corp	2.000	09/26/22	196,960
250,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	249,064
300,000	State Street Corp	2.653	05/15/23	295,372
100,000	Synchrony Financial	2.850	07/25/22	95,263
100,000	Toyota Motor Credit Corp	3.050	01/08/21	100,404
200,000	Toyota Motor Credit Corp	3.400	09/15/21	203,390
300,000	Toyota Motor Credit Corp	1.800	10/07/21	297,010
250,000	Toyota Motor Credit Corp	2.600	01/11/22	250,595
200,000	Unilever Capital Corp	2.750	03/22/21	202,275
100,000	Unilever Capital Corp	3.000	03/07/22	103,333
300,000	Wells Fargo & Co	3.000	01/22/21	302,767
1,100,000	Wells Fargo & Co	2.625	07/22/22	1,112,847
500,000	Wells Fargo & Co	3.069	01/24/23	508,220
	TOTAL DIVERSIFIED FINANCIALS			27,863,473

ENERGY - 1.4%
180,000	Baker Hughes a GE Co LLC	2.773	12/15/22	171,331
610,000	BP Capital Markets America, Inc	3.245	05/06/22	619,424
400,000	BP Capital Markets plc	3.561	11/01/21	404,822
250,000	Canadian Natural Resources Ltd	2.950	01/15/23	216,570
500,000	Chevron Corp	2.498	03/03/22	507,360
160,000	Chevron Corp	2.355	12/05/22	162,147
200,000	Continental Resources, Inc	5.000	09/15/22	123,985
200,000	Enbridge, Inc	2.900	07/15/22	183,662
600,000	Energy Transfer Operating LP	5.200	02/01/22	564,620
200,000	Enterprise Products Operating LLC	5.200	09/01/20	198,036
100,000	Enterprise Products Operating LLC	2.800	02/15/21	99,862
300,000	Enterprise Products Operating LLC	3.500	02/01/22	295,943
200,000	EOG Resources, Inc	4.100	02/01/21	201,136
322

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Exxon Mobil Corp	2.222%	03/01/21	$202,315
375,000	Exxon Mobil Corp	1.902	08/16/22	379,721
450,000	Kinder Morgan Energy Partners LP	3.950	09/01/22	445,877
400,000	Magellan Midstream Partners LP	4.250	02/01/21	397,965
150,000	Marathon Oil Corp	2.800	11/01/22	114,812
200,000	Marathon Petroleum Corp	5.125	03/01/21	193,912
200,000	National Oilwell Varco, Inc	2.600	12/01/22	180,478
200,000	Newfield Exploration Co	5.750	01/30/22	136,178
400,000	Petroleos Mexicanos	3.500	01/30/23	326,000
250,000	Phillips 66	4.300	04/01/22	250,904
200,000	Plains All American Pipeline LP	3.650	06/01/22	182,752
250,000	Sabine Pass Liquefaction LLC	5.625	02/01/21	245,953
200,000	Sabine Pass Liquefaction LLC	5.625	04/15/23	186,086
250,000	Shell International Finance BV	1.875	05/10/21	248,813
250,000	Shell International Finance BV	1.750	09/12/21	248,772
300,000	Shell International Finance BV	2.250	01/06/23	300,853
300,000	Total Capital International S.A.	2.218	07/12/21	300,717
300,000	Total Capital International S.A.	2.875	02/17/22	301,536
200,000	TransCanada PipeLines Ltd	2.500	08/01/22	195,032
500,000	Williams Partners LP	3.600	03/15/22	484,625
	TOTAL ENERGY			9,072,199

FOOD & STAPLES RETAILING - 0.4%
400,000	Costco Wholesale Corp	2.150	05/18/21	403,318
200,000	CVS Health Corp	3.350	03/09/21	201,380
670,000	CVS Health Corp	3.500	07/20/22	687,173
300,000	Kroger Co	2.800	08/01/22	304,163
200,000	SYSCO Corp	2.600	06/12/22	192,437
200,000	Walgreen Co	3.100	09/15/22	200,351
200,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	202,891
200,000	Walmart, Inc	3.125	06/23/21	204,149
260,000	Walmart, Inc	2.350	12/15/22	268,118
	TOTAL FOOD & STAPLES RETAILING			2,663,980

FOOD, BEVERAGE & TOBACCO - 1.0%
200,000	Altria Group, Inc	4.750	05/05/21	202,425
150,000	Altria Group, Inc	3.490	02/14/22	151,642
200,000	Altria Group, Inc	2.850	08/09/22	200,920
625,000	Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	643,126
80,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	80,242
100,000	Archer-Daniels-Midland Co	3.375	03/15/22	102,218
200,000	Bunge Ltd	3.500	11/24/20	201,657
450,000	Coca-Cola Co	1.550	09/01/21	450,363
100,000	ConAgra Brands, Inc	3.800	10/22/21	100,779
250,000	ConAgra Brands, Inc	3.200	01/25/23	246,770
100,000	Constellation Brands, Inc	2.250	11/06/20	99,439
200,000	Constellation Brands, Inc	2.650	11/07/22	191,129
100,000	General Mills, Inc	3.200	04/16/21	100,942
200,000	General Mills, Inc	2.600	10/12/22	202,060
100,000	Hershey Co	3.100	05/15/21	99,830
200,000	JM Smucker Co	3.000	03/15/22	203,088
200,000	Keurig Dr Pepper, Inc	3.551	05/25/21	202,319
40,000	Kraft Heinz Foods Co	2.800	07/02/20	39,703
323

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$110,000	McCormick & Co, Inc	2.700%	08/15/22	$110,284
138,000	Mead Johnson Nutrition Co	3.000	11/15/20	137,733
250,000	Molson Coors Brewing Co	3.500	05/01/22	250,769
200,000	PepsiCo, Inc	2.000	04/15/21	200,423
300,000	PepsiCo, Inc	3.100	07/17/22	311,997
300,000	Philip Morris International, Inc	2.900	11/15/21	302,184
250,000	Philip Morris International, Inc	2.375	08/17/22	254,617
200,000	Reynolds American, Inc	3.250	06/12/20	199,400
440,000	Reynolds American, Inc	4.000	06/12/22	445,599
300,000	Tyson Foods, Inc	4.500	06/15/22	310,142
	TOTAL FOOD, BEVERAGE & TOBACCO			6,041,800

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
100,000	Anthem, Inc	2.500	11/21/20	99,640
300,000	Anthem, Inc	2.950	12/01/22	306,340
400,000	Becton Dickinson & Co	2.404	06/05/20	398,755
300,000	Becton Dickinson & Co	2.894	06/06/22	300,247
250,000	Cardinal Health, Inc	2.616	06/15/22	251,077
200,000	Cigna Corp	3.200	09/17/20	200,288
300,000	Cigna Corp	3.400	09/17/21	304,481
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	206,228
197,000	Medtronic, Inc	3.150	03/15/22	204,239
100,000	Stryker Corp	2.625	03/15/21	100,138
100,000	UnitedHealth Group, Inc	1.950	10/15/20	99,983
200,000	UnitedHealth Group, Inc	3.150	06/15/21	203,253
500,000	UnitedHealth Group, Inc	2.875	03/15/22	513,722
100,000	UnitedHealth Group, Inc	2.375	10/15/22	101,577
150,000	Zimmer Biomet Holdings, Inc	3.150	04/01/22	149,984
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,439,952

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
750,000	Colgate-Palmolive Co	1.950	02/01/23	761,021
200,000	Ecolab, Inc	4.350	12/08/21	205,939
200,000	Ecolab, Inc	2.375	08/10/22	203,700
300,000	Procter & Gamble Co	2.300	02/06/22	306,787
200,000	Procter & Gamble Co	2.150	08/11/22	204,084
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,681,531

INSURANCE - 0.4%
150,000	Aetna, Inc	2.750	11/15/22	150,901
300,000	American International Group, Inc	3.300	03/01/21	300,222
300,000	American International Group, Inc	4.875	06/01/22	310,153
200,000	Aon Corp	2.200	11/15/22	199,020
300,000	Aon plc	2.800	03/15/21	300,125
250,000	Berkshire Hathaway Finance Corp	3.000	05/15/22	261,001
200,000	Chubb INA Holdings, Inc	2.300	11/03/20	200,215
100,000	Humana, Inc	2.500	12/15/20	99,553
100,000	Marsh & McLennan Cos, Inc	3.500	12/29/20	100,741
300,000	Prudential Financial, Inc	5.875	09/15/42	291,000
200,000	Travelers Cos, Inc	3.900	11/01/20	201,665
100,000	WR Berkley Corp	5.375	09/15/20	100,176
	TOTAL INSURANCE			2,514,772
324

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MATERIALS - 0.4%
$100,000		3M Co	3.000%	09/14/21	$102,319
100,000		3M Co	2.750	03/01/22	100,678
500,000		3M Co	1.750	02/14/23	501,766
500,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	480,520
200,000		Domtar Corp	4.400	04/01/22	204,642
100,000		Eastman Chemical Co	3.500	12/01/21	102,956
100,000		International Flavors & Fragrances, Inc	3.400	09/25/20	100,449
500,000		LyondellBasell Industries NV	6.000	11/15/21	517,839
100,000		Praxair, Inc	2.250	09/24/20	99,935
200,000		Praxair, Inc	2.200	08/15/22	200,907
15,000		Sherwin-Williams Co	2.750	06/01/22	14,965
		TOTAL MATERIALS			2,426,976

MEDIA & ENTERTAINMENT - 0.5%
200,000		Charter Communications Operating LLC	3.579	07/23/20	199,378
390,000		Charter Communications Operating LLC	4.464	07/23/22	402,833
300,000		Comcast Corp	1.625	01/15/22	300,708
400,000		Comcast Corp	2.750	03/01/23	411,256
200,000		DH Europe Finance II Sarl	2.050	11/15/22	196,137
100,000		Discovery Communications LLC	3.500	06/15/22	101,776
100,000		Fox Corp	3.666	01/25/22	102,131
100,000		Interpublic Group of Cos, Inc	3.500	10/01/20	98,482
100,000		Interpublic Group of Cos, Inc	3.750	10/01/21	100,947
250,000		Time Warner Cable LLC	4.000	09/01/21	250,462
250,000		ViacomCBS, Inc	2.500	02/15/23	245,645
200,000		Walt Disney Co	4.500	02/15/21	205,062
300,000		Walt Disney Co	2.550	02/15/22	303,759
200,000		WPP Finance 2010	3.625	09/07/22	198,883
		TOTAL MEDIA & ENTERTAINMENT			3,117,459

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
450,000		AbbVie, Inc	2.500	05/14/20	450,031
400,000		AbbVie, Inc	3.375	11/14/21	407,732
750,000	g	AbbVie, Inc	2.150	11/19/21	746,941
750,000	g	AbbVie, Inc	2.300	11/21/22	749,310
300,000		Actavis Funding SCS	3.450	03/15/22	311,438
414,286		Amgen, Inc	3.875	11/15/21	415,016
300,000		Amgen, Inc	2.650	05/11/22	303,478
200,000		AstraZeneca plc	2.375	06/12/22	201,481
150,000		Biogen, Inc	3.625	09/15/22	154,019
250,000	g	Bristol-Myers Squibb Co	2.550	05/14/21	252,921
500,000	g	Bristol-Myers Squibb Co	2.600	05/16/22	510,186
200,000		Gilead Sciences, Inc	2.550	09/01/20	200,597
300,000		Gilead Sciences, Inc	4.400	12/01/21	309,782
200,000		Gilead Sciences, Inc	1.950	03/01/22	197,277
500,000		GlaxoSmithKline Capital plc	2.875	06/01/22	511,609
250,000		Johnson & Johnson	1.650	03/01/21	250,948
300,000		Merck & Co, Inc	3.875	01/15/21	303,532
250,000		Merck & Co, Inc	2.400	09/15/22	253,922
20,000		Mylan NV	3.750	12/15/20	19,877
300,000		Mylan NV	3.150	06/15/21	297,236
325

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Novartis Capital Corp	2.400%	09/21/22	$308,085
100,000		Pfizer, Inc	3.000	09/15/21	102,566
500,000		Pfizer, Inc	2.800	03/11/22	510,484
300,000		Sanofi	4.000	03/29/21	305,199
500,000		Takeda Pharmaceutical Co Ltd	4.000	11/26/21	506,416
300,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	300,765
100,000		Zoetis, Inc	3.250	08/20/21	101,350
200,000		Zoetis, Inc	3.250	02/01/23	204,446
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			9,186,644

REAL ESTATE - 0.4%
250,000		American Tower Corp	3.300	02/15/21	249,953
500,000		American Tower Corp	4.700	03/15/22	507,702
100,000		AvalonBay Communities, Inc	2.950	09/15/22	95,820
200,000		Boston Properties LP	4.125	05/15/21	201,425
200,000		Crown Castle International Corp	2.250	09/01/21	197,199
110,000		Crown Castle International Corp	4.875	04/15/22	115,481
300,000		Crown Castle International Corp	5.250	01/15/23	318,169
200,000		Digital Realty Trust LP	3.625	10/01/22	204,040
200,000		Duke Realty LP	3.875	10/15/22	207,240
100,000		HCP, Inc	3.150	08/01/22	100,115
100,000		Hospitality Properties Trust	5.000	08/15/22	71,546
100,000		Kimco Realty Corp	3.400	11/01/22	98,921
200,000		Simon Property Group LP	2.625	06/15/22	196,929
200,000		Weyerhaeuser Co	4.700	03/15/21	201,832
		TOTAL REAL ESTATE			2,766,372

RETAILING - 0.3%
200,000		Alibaba Group Holding Ltd	3.125	11/28/21	202,611
200,000		Amazon.com, Inc	3.300	12/05/21	206,868
150,000		Amazon.com, Inc	2.500	11/29/22	154,891
100,000		AutoZone, Inc	4.000	11/15/20	99,977
500,000		Home Depot, Inc	3.250	03/01/22	517,177
400,000		Lowe’s Cos, Inc	3.750	04/15/21	403,289
112,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	80,058
200,000		Nordstrom, Inc	4.000	10/15/21	193,496
200,000		O’Reilly Automotive, Inc	3.800	09/01/22	201,146
250,000		Target Corp	2.900	01/15/22	252,423
		TOTAL RETAILING			2,311,936

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
100,000		Analog Devices, Inc	2.950	01/12/21	100,108
350,000	g	Broadcom, Inc	3.125	04/15/21	345,710
500,000	g	Broadcom, Inc	3.125	10/15/22	495,078
350,000		Intel Corp	1.700	05/19/21	349,996
200,000		Intel Corp	3.100	07/29/22	207,560
300,000		Intel Corp	2.700	12/15/22	312,118
200,000		Texas Instruments, Inc	1.850	05/15/22	203,864
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,014,434

SOFTWARE & SERVICES - 0.6%
100,000		Adobe, Inc	1.700	02/01/23	101,195
100,000		Baidu, Inc	3.000	06/30/20	100,129
326

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Baidu, Inc	3.500%	11/28/22	$203,134
150,000		CA, Inc	3.600	08/15/22	140,709
200,000		Fiserv, Inc	3.500	10/01/22	201,403
840,000		International Business Machines Corp	2.850	05/13/22	862,828
400,000		Microsoft Corp	1.550	08/08/21	402,722
360,000		Microsoft Corp	2.650	11/03/22	377,467
400,000		Oracle Corp	1.900	09/15/21	401,406
1,130,000		Oracle Corp	2.500	05/15/22	1,148,734
120,000		Oracle Corp	2.500	10/15/22	122,722
175,000		PayPal Holdings, Inc	2.200	09/26/22	174,146
100,000		VMware, Inc	2.300	08/21/20	98,935
190,000		VMware, Inc	2.950	08/21/22	190,476
		TOTAL SOFTWARE & SERVICES			4,526,006

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
200,000		Alphabet, Inc	3.625	05/19/21	205,821
400,000		Apple, Inc	2.250	02/23/21	403,673
250,000		Apple, Inc	1.550	08/04/21	251,542
700,000		Apple, Inc	2.150	02/09/22	715,505
375,000		Apple, Inc	1.700	09/11/22	382,283
500,000		Apple, Inc	2.100	09/12/22	509,916
100,000		Broadcom Corp	2.200	01/15/21	98,676
500,000		Broadcom Corp	3.000	01/15/22	495,412
250,000		Cisco Systems, Inc	1.850	09/20/21	251,733
600,000		Cisco Systems, Inc	3.000	06/15/22	625,193
650,000	g	Dell International LLC	4.420	06/15/21	656,978
100,000		Hewlett Packard Enterprise Co	3.500	10/05/21	100,492
300,000		Hewlett Packard Enterprise Co	2.250	04/01/23	293,137
300,000		Hewlett-Packard Co	4.650	12/09/21	301,956
250,000	g	L3Harris Technologies, Inc	4.950	02/15/21	255,366
300,000		QUALCOMM, Inc	3.000	05/20/22	306,193
300,000		QUALCOMM, Inc	2.600	01/30/23	307,199
200,000		Seagate HDD Cayman	4.250	03/01/22	200,392
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			6,361,467

TELECOMMUNICATION SERVICES - 0.5%
200,000		America Movil SAB de C.V.	3.125	07/16/22	201,867
900,000		AT&T, Inc	3.200	03/01/22	912,986
500,000		AT&T, Inc	3.400	06/15/22	512,014
100,000		AT&T, Inc	2.625	12/01/22	98,756
250,000		Telefonica Emisiones SAU	5.134	04/27/20	250,416
1,250,000		Verizon Communications, Inc	3.125	03/16/22	1,285,624
		TOTAL TELECOMMUNICATION SERVICES			3,261,663

TRANSPORTATION - 0.4%
100,000		Boeing Co	2.300	08/01/21	96,658
200,000		Boeing Co	2.700	05/01/22	190,990
400,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	407,697
100,000		Delta Air Lines, Inc	2.600	12/04/20	95,470
100,000		Delta Air Lines, Inc	3.400	04/19/21	91,053
100,000		FedEx Corp	3.400	01/14/22	100,556
150,000		Norfolk Southern Corp	3.000	04/01/22	149,321
327

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Royal Caribbean Cruises Ltd	2.650%	11/28/20	$90,055
200,000	Ryder System, Inc	3.500	06/01/21	199,944
200,000	Ryder System, Inc	2.875	06/01/22	200,574
250,000	Union Pacific Corp	2.250	06/19/20	249,871
100,000	Union Pacific Corp	3.200	06/08/21	100,959
200,000	Union Pacific Corp	2.950	03/01/22	202,315
250,000	United Parcel Service, Inc	2.450	10/01/22	250,956
	TOTAL TRANSPORTATION			2,426,419

UTILITIES - 1.2%
200,000	Alabama Power Co	2.450	03/30/22	202,432
100,000	Berkshire Hathaway Energy Co	2.375	01/15/21	100,243
100,000	CenterPoint Energy, Inc	3.600	11/01/21	99,776
250,000	CenterPoint Energy, Inc	2.500	09/01/22	245,382
200,000	Commonwealth Edison Co	4.000	08/01/20	200,081
400,000	Dominion Energy, Inc	2.579	07/01/20	399,521
200,000	Dominion Energy, Inc	2.750	01/15/22	199,333
125,000	Dominion Energy, Inc (Step Bond)	2.715	08/15/21	123,305
200,000	DTE Energy Co	2.600	06/15/22	199,192
125,000	DTE Energy Co	2.250	11/01/22	123,715
300,000	Duke Energy Carolinas LLC	4.300	06/15/20	301,062
100,000	Duke Energy Carolinas LLC	3.350	05/15/22	102,940
200,000	Duke Energy Corp	1.800	09/01/21	198,639
300,000	Duke Energy Corp	2.400	08/15/22	299,449
100,000	Edison International	2.125	04/15/20	99,876
200,000	Edison International	2.400	09/15/22	193,000
100,000	Edison International	3.125	11/15/22	98,265
200,000	Emera US Finance LP	2.700	06/15/21	202,286
120,000	Entergy Corp	4.000	07/15/22	123,124
100,000	Eversource Energy	2.500	03/15/21	100,365
160,000	Eversource Energy	2.750	03/15/22	162,269
500,000	Exelon Corp	3.497	06/01/22	484,005
100,000	Georgia Power Co	2.100	07/30/23	97,517
300,000	Industrial & Commercial Bank of China Ltd	2.957	11/08/22	312,735
200,000	LG&E and KU Energy LLC	3.750	11/15/20	198,625
200,000	NextEra Energy Capital Holdings, Inc	2.403	09/01/21	199,656
500,000	NextEra Energy Capital Holdings, Inc	2.900	04/01/22	504,633
100,000	Northern States Power Co	2.200	08/15/20	99,825
200,000	Ohio Power Co	5.375	10/01/21	209,117
120,000	Oncor Electric Delivery Co LLC	7.000	09/01/22	126,465
250,000	ONEOK Partners LP	3.375	10/01/22	232,458
100,000	Pinnacle West Capital Corp	2.250	11/30/20	100,130
100,000	PPL Capital Funding, Inc	3.500	12/01/22	100,070
200,000	Public Service Enterprise Group, Inc	2.000	11/15/21	196,073
100,000	Public Service Enterprise Group, Inc	2.650	11/15/22	99,267
200,000	Puget Energy, Inc	5.625	07/15/22	200,071
110,000	Sempra Energy	2.875	10/01/22	110,368
300,000	Southern Co	2.350	07/01/21	300,762
100,000	WEC Energy Group, Inc	3.375	06/15/21	100,404
300,000	WEC Energy Group, Inc	3.100	03/08/22	303,503
100,000	Wisconsin Public Service Corp	3.350	11/21/21	101,551
140,000	Xcel Energy, Inc	2.600	03/15/22	140,030
	TOTAL UTILITIES			7,991,520
	TOTAL CORPORATE BONDS			156,223,293
	(Cost $157,366,369)
328

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 76.2%

AGENCY SECURITIES - 2.0%
$250,000	Federal Home Loan Bank (FHLB)	2.625%	10/01/20	$252,845
750,000	FHLB	1.125	07/14/21	757,475
3,000,000	FHLB	3.000	10/12/21	3,119,750
1,600,000	FHLB	1.625	11/19/21	1,630,933
1,500,000	FHLB	1.625	12/20/21	1,531,555
600,000	FHLB	1.375	02/17/23	616,187
2,500,000	Federal Home Loan Mortgage Corp (FHLMC)	2.375	01/13/22	2,587,130
1,500,000	Federal National Mortgage Association (FNMA)	2.625	01/11/22	1,557,708
1,000,000	FNMA	2.000	10/05/22	1,035,819
500,000	Hashemite Kingdom of Jordan Government AID International Bond	2.578	06/30/22	517,354
200,000	Ukraine Government AID International Bonds	1.847	05/29/20	200,491
	TOTAL AGENCY SECURITIES			13,807,247

FOREIGN GOVERNMENT BONDS - 6.7%
150,000	African Development Bank	2.625	03/22/21	152,767
500,000	African Development Bank	2.375	09/23/21	512,992
600,000	African Development Bank	1.625	09/16/22	613,955
500,000	Asian Development Bank	1.625	03/16/21	505,034
2,500,000	Asian Development Bank	1.875	07/19/22	2,572,155
750,000	Asian Development Bank	1.625	01/24/23	770,722
1,000,000	Canada Government International Bond	2.625	01/25/22	1,035,865
250,000	Colombia Government International Bond	2.625	03/15/23	242,190
100,000	Corp Andina de Fomento	2.200	07/18/20	100,277
550,000	Corp Andina de Fomento	3.250	02/11/22	570,246
400,000	Council of Europe Development Bank	1.625	03/16/21	404,296
300,000	European Bank for Reconstruction & Development	2.750	04/26/21	306,707
2,000,000	European Investment Bank	2.375	05/13/21	2,040,938
500,000	European Investment Bank	2.625	05/20/22	521,220
2,750,000	European Investment Bank	1.375	09/06/22	2,798,893
707,000	European Investment Bank	1.375	05/15/23	723,249
100,000	Export Development Canada	1.625	06/01/20	100,055
250,000	Export Development Canada	2.000	11/30/20	252,006
500,000	Export Development Canada	2.000	05/17/22	515,802
500,000	Export Development Canada	1.375	02/24/23	510,541
250,000	Export-Import Bank of Korea	2.500	11/01/20	251,562
250,000	Export-Import Bank of Korea	3.500	11/27/21	257,621
500,000	Export-Import Bank of Korea	2.750	01/25/22	511,587
250,000	Hungary Government International Bond	5.750	11/22/23	274,778
200,000	Inter-American Development Bank	2.625	04/19/21	204,303
200,000	Inter-American Development Bank	1.875	07/23/21	203,487
1,000,000	Inter-American Development Bank	1.750	04/14/22	1,024,174
600,000	Inter-American Development Bank	2.500	01/18/23	631,507
200,000	International Bank for Reconstruction & Development	1.625	09/04/20	200,918
1,000,000	International Bank for Reconstruction & Development	1.625	03/09/21	1,012,974
750,000	International Bank for Reconstruction & Development	1.375	05/24/21	757,313
500,000	International Bank for Reconstruction & Development	2.000	01/26/22	512,725
2,000,000	International Bank for Reconstruction & Development	1.625	02/10/22	2,040,379
329

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,250,000	International Bank for Reconstruction & Development	2.125%	07/01/22	$1,290,863
500,000	International Finance Corp	2.250	01/25/21	507,006
250,000	Israel Government International Bond	4.000	06/30/22	261,207
100,000	Japan Bank for International Cooperation	2.125	06/01/20	100,184
150,000	Japan Bank for International Cooperation	2.125	07/21/20	150,491
200,000	Japan Bank for International Cooperation	2.125	11/16/20	201,816
1,000,000	Japan Bank for International Cooperation	1.500	07/21/21	1,009,316
200,000	Japan Bank for International Cooperation	1.625	10/17/22	203,829
450,000	Japan Bank for International Cooperation	1.750	01/23/23	460,085
350,000	Korea Development Bank	3.000	03/19/22	359,713
100,000	Kreditanstalt fuer Wiederaufbau	2.750	10/01/20	101,102
100,000	Kreditanstalt fuer Wiederaufbau	1.875	12/15/20	100,914
1,000,000	Kreditanstalt fuer Wiederaufbau	2.375	03/24/21	1,018,007
2,000,000	Kreditanstalt fuer Wiederaufbau	2.625	04/12/21	2,042,177
500,000	Kreditanstalt fuer Wiederaufbau	2.500	02/15/22	517,364
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	1,028,649
2,000,000	Kreditanstalt fuer Wiederaufbau	1.750	08/22/22	2,054,721
2,100,000	Kreditanstalt fuer Wiederaufbau	1.625	02/15/23	2,158,864
100,000	Nordic Investment Bank	2.250	02/01/21	101,207
500,000	Nordic Investment Bank	2.250	09/30/21	512,055
500,000	Nordic Investment Bank	1.375	10/17/22	510,005
500,000	Poland Government International Bond	5.000	03/23/22	532,465
400,000	Province of Alberta Canada	2.200	07/26/22	413,225
300,000	Province of British Columbia Canada	2.000	10/23/22	309,685
400,000	Province of Manitoba Canada	2.125	05/04/22	413,174
1,200,000	Province of Ontario Canada	4.400	04/14/20	1,201,140
300,000	Province of Ontario Canada	2.550	04/25/22	309,676
1,000,000	Province of Ontario Canada	2.250	05/18/22	1,029,676
455,000	Province of Ontario Canada	1.750	01/24/23	466,380
200,000	Province of Quebec Canada	3.500	07/29/20	201,677
300,000	Province of Quebec Canada	2.375	01/31/22	309,270
200,000	Svensk Exportkredit AB	1.750	05/18/20	199,894
200,000	Svensk Exportkredit AB	1.750	08/28/20	200,412
120,000	Svensk Exportkredit AB	2.375	04/09/21	121,662
200,000	Svensk Exportkredit AB	2.875	05/22/21	205,194
500,000	Svensk Exportkredit AB	1.625	09/12/21	507,075
100,000	Svensk Exportkredit AB	3.125	11/08/21	103,958
660,000	Svensk Exportkredit AB	1.625	11/14/22	669,518
	TOTAL FOREIGN GOVERNMENT BONDS			45,016,894

U.S. TREASURY SECURITIES - 67.5%
150,000	United States Treasury Note	2.250	04/30/21	153,434
6,600,000	United States Treasury Note	2.625	05/15/21	6,784,078
8,500,000	United States Treasury Note	2.125	05/31/21	8,696,562
10,250,000	United States Treasury Note	2.625	06/15/21	10,559,102
18,800,000	United States Treasury Note	1.625	06/30/21	19,146,625
16,250,000	United States Treasury Note	2.625	07/15/21	16,762,891
6,000,000	United States Treasury Note	1.750	07/31/21	6,124,688
12,250,000	United States Treasury Note	2.750	08/15/21	12,676,357
3,000,000	United States Treasury Note	1.500	08/31/21	3,054,609
13,500,000	United States Treasury Note	2.750	09/15/21	13,994,121
8,500,000	United States Treasury Note	1.500	09/30/21	8,663,359
9,000,000	United States Treasury Note	2.875	10/15/21	9,366,680
12,000,000	United States Treasury Note	1.500	10/31/21	12,242,344
330

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$17,750,000	United States Treasury Note	2.875%	11/15/21	$18,514,082
25,200,000	United States Treasury Note	1.500	11/30/21	25,735,500
14,250,000	United States Treasury Note	2.625	12/15/21	14,833,359
20,850,000	United States Treasury Note	1.625	12/31/21	21,359,033
20,900,000	United States Treasury Note	2.500	01/15/22	21,745,797
2,150,000	United States Treasury Note	1.375	01/31/22	2,195,184
3,000,000	United States Treasury Note	2.500	02/15/22	3,127,266
10,000,000	United States Treasury Note	2.375	03/15/22	10,419,531
13,000,000	United States Treasury Note	0.375	03/31/22	13,034,531
12,000,000	United States Treasury Note	2.250	04/15/22	12,490,781
18,000,000	United States Treasury Note	2.125	05/15/22	18,717,891
14,000,000	United States Treasury Note	1.750	06/15/22	14,469,766
20,000,000	United States Treasury Note	1.750	07/15/22	20,690,625
13,000,000	United States Treasury Note	1.500	08/15/22	13,395,586
10,000,000	United States Treasury Note	1.500	09/15/22	10,303,906
17,400,000	United States Treasury Note	1.375	10/15/22	17,890,055
20,000,000	United States Treasury Note	1.625	11/15/22	20,707,812
23,000,000	United States Treasury Note	1.625	12/15/22	23,845,430
22,000,000	United States Treasury Note	1.500	01/15/23	22,753,672
14,000,000	United States Treasury Note	1.375	02/15/23	14,444,062
1,000,000	United States Treasury Note	2.625	02/28/23	1,068,047
2,500,000	United States Treasury Note	0.500	03/15/23	2,515,625
3,000,000	United States Treasury Note	1.250	02/28/25	3,111,445
	TOTAL U.S. TREASURY SECURITIES			455,593,836

	TOTAL GOVERNMENT BONDS			514,417,977
	(Cost $499,620,579)

	TOTAL BONDS			670,641,270
	(Cost $656,986,948)

SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.7%
5,000,000	Federal Farm Credit Bank (FFCB)	0.130	10/27/20	4,995,936
	TOTAL GOVERNMENT AGENCY DEBT			4,995,936

	TOTAL SHORT-TERM INVESTMENTS			4,995,936
	(Cost $4,996,226)
	TOTAL INVESTMENTS - 100.1%			675,637,206
	(Cost $661,983,174)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%			(955,342)
	NET ASSETS - 100.0%			$674,681,864

‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2020, the aggregate value of these securities is $4,381,645 or 0.6% of net assets.
331

TIAA-CREF FUNDS – Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2020

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.5%

GOVERNMENT AGENCY DEBT - 66.3%
$15,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	04/02/20	$14,999,300
10,260,000	FAMC	0.010	04/24/20	10,249,807
10,000,000	FAMC	0.010	05/06/20	9,985,125
5,000,000	FAMC	0.010	06/05/20	4,993,680
10,000,000	FAMC	0.010	07/02/20	9,959,878
30,000,000	FAMC	0.010	07/17/20	29,959,875
25,000,000	FAMC	0.010	09/15/20	24,966,368
34,000,000	FAMC	0.010	09/25/20	33,924,775
15,000,000	FAMC	0.010	12/15/20	14,962,375
15,000,000	Federal Farm Credit Bank (FFCB)	0.010	04/13/20	14,997,250
3,400,000	FFCB	0.010	05/06/20	3,394,876
25,000,000	FFCB	0.010	05/07/20	24,986,000
5,000,000	FFCB	0.010	05/19/20	4,989,200
8,000,000	FFCB	0.010	05/27/20	7,980,089
10,000,000	FFCB	0.010	06/01/20	9,973,736
5,000,000	FFCB	0.010	06/10/20	4,984,931
15,000,000	FFCB	0.010	07/29/20	14,974,217
12,500,000	Federal Home Loan Bank (FHLB)	0.010	04/01/20	12,500,000
8,100,000	FHLB	0.010	04/03/20	8,099,520
11,280,000	FHLB	0.010	04/06/20	11,277,576
18,000,000	FHLB	0.010	04/07/20	17,995,392
18,290,000	FHLB	0.010	04/08/20	18,284,549
32,300,000	FHLB	0.010	04/09/20	32,296,204
30,000,000	FHLB	0.010	04/13/20	29,984,691
22,850,000	FHLB	0.010	04/14/20	22,837,210
48,570,000	FHLB	0.010	04/15/20	48,540,614
21,900,000	FHLB	0.010	04/17/20	21,884,871
19,540,000	FHLB	0.010	04/20/20	19,524,015
25,000,000	FHLB	0.010	04/21/20	24,978,556
36,200,000	FHLB	0.010	04/22/20	36,173,128
4,610,000	FHLB	0.010	04/23/20	4,605,662
14,250,000	FHLB	0.010	04/24/20	14,236,299
31,360,000	FHLB	0.010	04/27/20	31,324,444
21,000,000	FHLB	0.010	04/28/20	20,975,587
23,986,000	FHLB	0.010	04/29/20	23,956,710
26,880,000	FHLB	0.010	05/01/20	26,850,960
35,345,000	FHLB	0.010	05/04/20	35,321,175
13,940,000	FHLB	0.010	05/05/20	13,919,330
4,800,000	FHLB	0.010	05/06/20	4,792,772
25,600,000	FHLB	0.010	05/07/20	25,560,064
26,965,000	FHLB	0.010	05/08/20	26,940,414
20,000,000	FHLB	0.010	05/13/20	19,963,530
23,205,000	FHLB	0.010	05/15/20	23,201,597
8,500,000	FHLB	0.010	05/18/20	8,498,335
28,100,000	FHLB	0.010	05/20/20	28,040,204
18,958,000	FHLB	0.010	05/28/20	18,916,777
332

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$20,630,000		FHLB		0.010%	05/29/20	$20,610,612
4,500,000		FHLB		0.010	06/01/20	4,499,085
35,420,000		FHLB		0.010	06/04/20	35,396,777
31,456,000		FHLB		0.010	06/05/20	31,418,109
5,000,000		FHLB		0.010	06/10/20	4,998,542
32,590,000		FHLB		0.010	06/12/20	32,576,964
50,000,000		FHLB		0.010	06/19/20	49,981,347
28,500,000		FHLB		0.010	07/07/20	28,484,642
25,000,000		FHLB		0.010	07/15/20	24,961,354
39,805,000		FHLB		0.010	07/17/20	39,698,831
50,000,000		FHLB		0.010	07/31/20	49,974,792
25,000,000		FHLB		0.010	08/24/20	24,964,757
20,000,000		FHLB		0.010	08/31/20	19,956,089
75,000,000		FHLB		0.010	09/09/20	74,847,944
12,000,000		FHLB		0.010	09/23/20	11,983,083
2,858,000		Federal Home Loan Mortgage Corp (FHLMC)		0.010	04/07/20	2,857,271
760,000		FHLMC		0.010	04/09/20	759,738
10,000,000		FHLMC		0.010	04/17/20	9,993,022
9,500,000		FHLMC		0.010	04/27/20	9,490,813
10,000,000		FHLMC		0.010	05/11/20	9,983,056
5,000,000		FHLMC		0.010	06/03/20	4,986,525
30,000,000		FHLMC		0.010	06/17/20	29,901,611
10,000,000		FHLMC		0.010	07/17/20	9,954,228
4,710,000		FHLMC		0.010	08/19/20	4,708,535
10,090,000		Federal National Mortgage Association (FNMA)		0.010	04/08/20	10,087,016
21,614,000		FNMA		0.010	05/06/20	21,581,429
15,180,000		FNMA		0.010	05/15/20	15,151,149
		TOTAL GOVERNMENT AGENCY DEBT				1,455,568,989

TREASURY DEBT - 11.7%
7,100,000		United States Treasury Bill		0.010	04/02/20	7,099,706
10,000,000		United States Treasury Bill		0.010	04/07/20	9,997,421
10,675,000		United States Treasury Bill		0.010	04/09/20	10,671,433
35,000,000		United States Treasury Bill		0.010	04/16/20	34,977,760
10,750,000		United States Treasury Bill		0.010	04/21/20	10,740,722
24,070,000		United States Treasury Bill		0.010	04/23/20	24,047,347
28,975,000		United States Treasury Bill		0.010	05/05/20	28,960,223
35,230,000		United States Treasury Bill		0.010	05/14/20	35,165,167
24,035,000		United States Treasury Bill		0.010	05/21/20	23,983,914
20,000,000		United States Treasury Bill		0.010	05/26/20	19,999,022
10,043,000		United States Treasury Bill		0.010	07/02/20	10,003,424
23,300,000		United States Treasury Bill		0.010	07/09/20	23,298,943
17,400,000		United States Treasury Note		1.375	04/30/20	17,393,650
		TOTAL TREASURY DEBT				256,338,732

VARIABLE RATE SECURITIES - 22.5%
4,500,000	i	Federal Agricultural Mortgage Corp (FAMC)	FRED - 2.950%	0.300	05/19/20	4,500,000
4,500,000	i	FAMC	EFFR + 0.100%	0.190	07/06/20	4,500,000
4,500,000	i	FAMC	EFFR + 0.090%	0.180	07/08/20	4,500,000
5,000,000	i	FAMC	SOFR + 0.040%	0.050	08/13/20	5,000,000
5,000,000	i	FAMC	FRED - 2.960%	0.290	08/28/20	5,000,000
5,000,000	i	FAMC	FRED - 3.020%	0.230	09/01/20	5,000,000
10,000,000	i	FAMC	LIBOR 1 M + 0.060%	1.641	10/01/20	9,997,000
333

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000	i	FAMC	SOFR + 0.070%	0.080%	10/02/20	$5,000,000
25,000,000	i	FAMC	SOFR + 0.060%	0.070	11/09/20	25,000,000
3,000,000	i	FAMC	SOFR + 0.080%	0.090	12/21/20	3,000,000
20,000,000	i	FAMC	LIBOR 1 M + 0.030%	0.954	12/21/20	20,000,000
8,250,000	i	FAMC	LIBOR 1 M + 0.120%	1.635	02/03/21	8,253,808
15,000,000	i	FAMC	SOFR + 0.070%	0.080	02/08/21	15,000,000
25,000,000	i	FAMC	SOFR + 0.280%	0.290	03/23/21	25,000,000
3,000,000	i	Federal Farm Credit Bank (FFCB)	FRED - 2.870%	0.380	05/29/20	3,000,000
5,000,000	i	FFCB	FRED - 2.960%	0.290	07/09/20	4,999,899
4,500,000	i	FFCB	US Treasury Bill 3 M + 0.045%	0.130	08/17/20	4,499,915
5,000,000	i	FFCB	FRED - 3.020%	0.230	09/28/20	4,997,920
22,500,000	i	FFCB	US Treasury Bill 3 M + 0.110%	0.195	12/28/20	22,493,245
8,000,000	i	FFCB	SOFR + 0.080%	0.090	01/14/21	8,000,000
5,000,000	i	FFCB	US Treasury Bill 3 M + 0.160%	0.245	01/19/21	4,999,603
25,000,000	i	FFCB	SOFR + 0.290%	0.300	04/23/21	25,000,000
10,000,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.020%	0.030	05/22/20	9,999,210
7,500,000	i	FHLB	SOFR + 0.035%	0.045	06/19/20	7,500,000
13,000,000	i	FHLB	SOFR + 0.100%	0.110	07/29/20	13,000,000
15,000,000	i	FHLB	SOFR + 0.080%	0.090	10/02/20	15,000,000
5,000,000	i	FHLB	SOFR + 0.120%	0.130	10/07/20	5,000,000
13,000,000	i	FHLB	SOFR + 0.130%	0.140	10/16/20	13,000,000
6,000,000	i	FHLB	SOFR + 0.090%	0.100	12/04/20	6,000,000
20,000,000	i	FHLB	SOFR + 0.240%	0.250	12/24/20	20,000,000
25,000,000	i	FHLB	LIBOR 1 M + 0.070%	0.795	01/11/21	25,000,000
8,000,000	i	FHLB	SOFR + 0.050%	0.060	01/22/21	8,000,000
20,000,000	i	FHLB	SOFR + 0.280%	0.290	03/25/21	20,000,000
9,500,000	i	FHLB	SOFR + 0.055%	0.065	05/14/21	9,500,000
15,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.040%	0.050	04/29/20	14,999,918
5,000,000	i	FHLMC	SOFR + 0.030%	0.040	02/24/21	5,000,000
3,500,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.060%	0.070	07/30/20	3,500,000
4,500,000	i	FNMA	SOFR + 0.075%	0.085	10/30/20	4,500,000
15,000,000	i	FNMA	SOFR + 0.050%	0.060	03/04/21	15,000,000
20,000,000	i	FNMA	SOFR + 0.280%	0.290	04/26/21	20,000,000
50,000,000	i	United States Treasury Note	US Treasury Bill 3 M + 0.033%	0.118	04/30/20	49,997,647
12,000,000	i	United States Treasury Note	US Treasury Bill 3 M + 0.045%	0.130	10/31/20	11,996,398
		TOTAL VARIABLE RATE SECURITIES				494,734,563

		TOTAL SHORT-TERM INVESTMENTS				2,206,642,284
		(Cost $2,206,642,284)

		TOTAL INVESTMENTS- 100.5%				2,206,642,284
		(Cost $2,206,642,284)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%				(11,608,386)
		NET ASSETS - 100.0%				$2,195,033,898

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
334

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund (Formerly TIAA-CREF Bond Fund), TIAA-CREF Core Impact Bond Fund (Formerly TIAA-CREF Social Choice Bond Fund), TIAA-CREF Core Plus Bond Fund (Formerly TIAA- CREF Bond Plus Fund), TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Real Estate Securities Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund (Formerly TIAA-CREF Bond Fund), TIAA-CREF Core Impact Bond Fund (Formerly TIAA-CREF Social Choice Bond Fund), TIAA-CREF Core Plus Bond Fund (Formerly TIAA-CREF Bond Plus Fund), TIAA-CREF 5- 15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, and TIAA-CREF Money Market Fund, and the portfolio of investments, of TIAA-CREF Inflation-Linked Bond Fund and TIAA-CREF Real Estate Securities Fund (thirteen of the funds constituting TIAA-CREF Funds hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of March 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Bond Index Fund (1)	TIAA-CREF High-Yield Fund (1)
TIAA-CREF Core Bond Fund (1) (Formerly TIAA-CREF Bond Fund)	TIAA-CREF Inflation-Linked Bond Fund (1)
TIAA-CREF Core Impact Bond Fund (1) (Formerly TIAA-CREF Social Choice Bond Fund)	TIAA-CREF Short Duration Impact Bond Fund (2)
TIAA-CREF Core Plus Bond Fund (1) (Formerly TIAA-CREF Bond Plus Fund)	TIAA-CREF Short-Term Bond Fund (1)
335

TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund (1)	TIAA-CREF Short-Term Bond Index Fund (1)
TIAA-CREF Green Bond Fund (2)	TIAA-CREF Money Market Fund (1)
TIAA-CREF Real Estate Securities Fund (1)

(1)	Statement of operations for the year ended March 31, 2020 and statement of changes in net assets for the years ended March 31, 2020 and 2019
(2)	Statement of operations for the year ended March 31, 2020 and statement of changes in net assets for the year ended March 31, 2020 and the period November 16, 2018 (commencement date through March 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
May 22, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

336

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of conduct for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: May 22, 2020	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 22, 2020	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: May 22, 2020	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)